UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23339

Name of Fund:  BlackRock Funds V
                             BlackRock Inflation Protected Bond Portfolio
                             BlackRock Strategic Income Opportunities Portfolio

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Funds V, 50 Hudson Yards, New York, NY 10001

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2026

Date of reporting period: 06/30/2026

Item 1 – Reports to Stockholders

(a) The Reports to Shareholders are attached herewith.
BlackRock Inflation Protected Bond Portfolio

Institutional Shares | BPRIX

Semi-Annual Shareholder Report — June 30, 2026

This semi-annual shareholder report contains important information about BlackRock Inflation Protected Bond Portfolio (the “Fund”) for the period of January 1, 2026 to June 30, 2026.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$31	0.62%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Table Summary
Net Assets...
$1,728,004,527
Number of Portfolio Holdings...
650
Portfolio Turnover Rate...
50%

What did the Fund invest in?

(as of June 30, 2026)

Portfolio composition

Credit quality allocation

Table Summary
Investment Type	Percent of Total InvestmentsFootnote Reference(a)
U.S. Treasury Obligations...
85.2%
Non-Agency Mortgage-Backed Securities...
4.5
U.S. Government Sponsored Agency Securities...
3.3
Asset-Backed Securities...
3.2
Corporate Bonds...
2.0
Foreign Government Obligations...
1.6
Floating Rate Loan Interests...
0.1
Preferred Securities...
0.1
Common Stocks...
0.0Footnote Reference(b)
Table Summary
Credit RatingFootnote Reference(c)	Percent of Total InvestmentsFootnote Reference(a)
AAA/AaaFootnote Reference(d)...
4.3%
AA/Aa...
87.0
A...
0.3
BBB/Baa...
0.8
BB/Ba...
1.6
B...
0.7
CCC/Caa...
0.1
N/R...
5.2
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	Rounds to less than 0.1%.
Footnote(c)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody's Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(d)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and/or U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Inflation Protected Bond Portfolio

Institutional Shares | BPRIX

Semi-Annual Shareholder Report — June 30, 2026

BPRIX-06/26-SAR

BlackRock Inflation Protected Bond Portfolio

Investor A Shares | BPRAX

Semi-Annual Shareholder Report — June 30, 2026

This semi-annual shareholder report contains important information about BlackRock Inflation Protected Bond Portfolio (the “Fund”) for the period of January 1, 2026 to June 30, 2026.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$43	0.87%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Table Summary
Net Assets...
$1,728,004,527
Number of Portfolio Holdings...
650
Portfolio Turnover Rate...
50%

What did the Fund invest in?

(as of June 30, 2026)

Portfolio composition

Credit quality allocation

Table Summary
Investment Type	Percent of Total InvestmentsFootnote Reference(a)
U.S. Treasury Obligations...
85.2%
Non-Agency Mortgage-Backed Securities...
4.5
U.S. Government Sponsored Agency Securities...
3.3
Asset-Backed Securities...
3.2
Corporate Bonds...
2.0
Foreign Government Obligations...
1.6
Floating Rate Loan Interests...
0.1
Preferred Securities...
0.1
Common Stocks...
0.0Footnote Reference(b)
Table Summary
Credit RatingFootnote Reference(c)	Percent of Total InvestmentsFootnote Reference(a)
AAA/AaaFootnote Reference(d)...
4.3%
AA/Aa...
87.0
A...
0.3
BBB/Baa...
0.8
BB/Ba...
1.6
B...
0.7
CCC/Caa...
0.1
N/R...
5.2
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	Rounds to less than 0.1%.
Footnote(c)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody's Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(d)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and/or U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Inflation Protected Bond Portfolio

Investor A Shares | BPRAX

Semi-Annual Shareholder Report — June 30, 2026

BPRAX-06/26-SAR

BlackRock Inflation Protected Bond Portfolio

Investor C Shares | BPRCX

Semi-Annual Shareholder Report — June 30, 2026

This semi-annual shareholder report contains important information about BlackRock Inflation Protected Bond Portfolio (the “Fund”) for the period of January 1, 2026 to June 30, 2026.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$81	1.62%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Table Summary
Net Assets...
$1,728,004,527
Number of Portfolio Holdings...
650
Portfolio Turnover Rate...
50%

What did the Fund invest in?

(as of June 30, 2026)

Portfolio composition

Credit quality allocation

Table Summary
Investment Type	Percent of Total InvestmentsFootnote Reference(a)
U.S. Treasury Obligations...
85.2%
Non-Agency Mortgage-Backed Securities...
4.5
U.S. Government Sponsored Agency Securities...
3.3
Asset-Backed Securities...
3.2
Corporate Bonds...
2.0
Foreign Government Obligations...
1.6
Floating Rate Loan Interests...
0.1
Preferred Securities...
0.1
Common Stocks...
0.0Footnote Reference(b)
Table Summary
Credit RatingFootnote Reference(c)	Percent of Total InvestmentsFootnote Reference(a)
AAA/AaaFootnote Reference(d)...
4.3%
AA/Aa...
87.0
A...
0.3
BBB/Baa...
0.8
BB/Ba...
1.6
B...
0.7
CCC/Caa...
0.1
N/R...
5.2
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	Rounds to less than 0.1%.
Footnote(c)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody's Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(d)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and/or U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Inflation Protected Bond Portfolio

Investor C Shares | BPRCX

Semi-Annual Shareholder Report — June 30, 2026

BPRCX-06/26-SAR

BlackRock Inflation Protected Bond Portfolio

Class K Shares | BPLBX

Semi-Annual Shareholder Report — June 30, 2026

This semi-annual shareholder report contains important information about BlackRock Inflation Protected Bond Portfolio (the “Fund”) for the period of January 1, 2026 to June 30, 2026.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$28	0.57%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Table Summary
Net Assets...
$1,728,004,527
Number of Portfolio Holdings...
650
Portfolio Turnover Rate...
50%

What did the Fund invest in?

(as of June 30, 2026)

Portfolio composition

Credit quality allocation

Table Summary
Investment Type	Percent of Total InvestmentsFootnote Reference(a)
U.S. Treasury Obligations...
85.2%
Non-Agency Mortgage-Backed Securities...
4.5
U.S. Government Sponsored Agency Securities...
3.3
Asset-Backed Securities...
3.2
Corporate Bonds...
2.0
Foreign Government Obligations...
1.6
Floating Rate Loan Interests...
0.1
Preferred Securities...
0.1
Common Stocks...
0.0Footnote Reference(b)
Table Summary
Credit RatingFootnote Reference(c)	Percent of Total InvestmentsFootnote Reference(a)
AAA/AaaFootnote Reference(d)...
4.3%
AA/Aa...
87.0
A...
0.3
BBB/Baa...
0.8
BB/Ba...
1.6
B...
0.7
CCC/Caa...
0.1
N/R...
5.2
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	Rounds to less than 0.1%.
Footnote(c)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody's Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(d)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and/or U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Inflation Protected Bond Portfolio

Class K Shares | BPLBX

Semi-Annual Shareholder Report — June 30, 2026

BPLBX-06/26-SAR

BlackRock Strategic Income Opportunities Portfolio

Institutional Shares | BSIIX

Semi-Annual Shareholder Report — June 30, 2026

This semi-annual shareholder report contains important information about BlackRock Strategic Income Opportunities Portfolio (the “Fund”) for the period of January 1, 2026 to June 30, 2026.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$35	0.70%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Table Summary
Net Assets...
$48,583,298,882
Number of Portfolio Holdings...
8,723
Portfolio Turnover Rate...
553%

What did the Fund invest in?

(as of June 30, 2026)

Portfolio composition

Credit quality allocation

Table Summary
Investment Type	Percent of Total InvestmentsFootnote Reference(a)
U.S. Government Sponsored Agency Securities...
27.6%
Corporate Bonds...
20.7
Asset-Backed Securities...
13.4
Foreign Government Obligations...
12.8
Non-Agency Mortgage-Backed Securities...
11.0
Preferred Securities...
3.9
Floating Rate Loan Interests...
3.1
Common Stocks...
2.8
Investment Companies...
1.7
U.S. Treasury Obligations...
1.3
OtherFootnote Reference(b)...
1.7
Table Summary
Credit RatingFootnote Reference(c)	Percent of Total InvestmentsFootnote Reference(a)
AAA/AaaFootnote Reference(d)...
11.9%
AA/Aa...
30.0
A...
9.0
BBB/Baa...
12.3
BB/Ba...
9.0
B...
5.9
CCC/Caa...
1.4
CC/Ca...
0.1
C...
0.1
D...
0.0Footnote Reference(e)
N/R...
20.3
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	Ten largest investment types are presented. Additional investment types are found in Other.
Footnote(c)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody's Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(d)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and/or U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.
Footnote(e)	Rounds to less than 0.1%.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Strategic Income Opportunities Portfolio

Institutional Shares | BSIIX

Semi-Annual Shareholder Report — June 30, 2026

BSIIX-06/26-SAR

BlackRock Strategic Income Opportunities Portfolio

Investor A Shares | BASIX

Semi-Annual Shareholder Report — June 30, 2026

This semi-annual shareholder report contains important information about BlackRock Strategic Income Opportunities Portfolio (the “Fund”) for the period of January 1, 2026 to June 30, 2026.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$48	0.96%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Table Summary
Net Assets...
$48,583,298,882
Number of Portfolio Holdings...
8,723
Portfolio Turnover Rate...
553%

What did the Fund invest in?

(as of June 30, 2026)

Portfolio composition

Credit quality allocation

Table Summary
Investment Type	Percent of Total InvestmentsFootnote Reference(a)
U.S. Government Sponsored Agency Securities...
27.6%
Corporate Bonds...
20.7
Asset-Backed Securities...
13.4
Foreign Government Obligations...
12.8
Non-Agency Mortgage-Backed Securities...
11.0
Preferred Securities...
3.9
Floating Rate Loan Interests...
3.1
Common Stocks...
2.8
Investment Companies...
1.7
U.S. Treasury Obligations...
1.3
OtherFootnote Reference(b)...
1.7
Table Summary
Credit RatingFootnote Reference(c)	Percent of Total InvestmentsFootnote Reference(a)
AAA/AaaFootnote Reference(d)...
11.9%
AA/Aa...
30.0
A...
9.0
BBB/Baa...
12.3
BB/Ba...
9.0
B...
5.9
CCC/Caa...
1.4
CC/Ca...
0.1
C...
0.1
D...
0.0Footnote Reference(e)
N/R...
20.3
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	Ten largest investment types are presented. Additional investment types are found in Other.
Footnote(c)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody's Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(d)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and/or U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.
Footnote(e)	Rounds to less than 0.1%.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Strategic Income Opportunities Portfolio

Investor A Shares | BASIX

Semi-Annual Shareholder Report — June 30, 2026

BASIX-06/26-SAR

BlackRock Strategic Income Opportunities Portfolio

Investor C Shares | BSICX

Semi-Annual Shareholder Report — June 30, 2026

This semi-annual shareholder report contains important information about BlackRock Strategic Income Opportunities Portfolio (the “Fund”) for the period of January 1, 2026 to June 30, 2026.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$84	1.68%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Table Summary
Net Assets...
$48,583,298,882
Number of Portfolio Holdings...
8,723
Portfolio Turnover Rate...
553%

What did the Fund invest in?

(as of June 30, 2026)

Portfolio composition

Credit quality allocation

Table Summary
Investment Type	Percent of Total InvestmentsFootnote Reference(a)
U.S. Government Sponsored Agency Securities...
27.6%
Corporate Bonds...
20.7
Asset-Backed Securities...
13.4
Foreign Government Obligations...
12.8
Non-Agency Mortgage-Backed Securities...
11.0
Preferred Securities...
3.9
Floating Rate Loan Interests...
3.1
Common Stocks...
2.8
Investment Companies...
1.7
U.S. Treasury Obligations...
1.3
OtherFootnote Reference(b)...
1.7
Table Summary
Credit RatingFootnote Reference(c)	Percent of Total InvestmentsFootnote Reference(a)
AAA/AaaFootnote Reference(d)...
11.9%
AA/Aa...
30.0
A...
9.0
BBB/Baa...
12.3
BB/Ba...
9.0
B...
5.9
CCC/Caa...
1.4
CC/Ca...
0.1
C...
0.1
D...
0.0Footnote Reference(e)
N/R...
20.3
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	Ten largest investment types are presented. Additional investment types are found in Other.
Footnote(c)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody's Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(d)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and/or U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.
Footnote(e)	Rounds to less than 0.1%.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Strategic Income Opportunities Portfolio

Investor C Shares | BSICX

Semi-Annual Shareholder Report — June 30, 2026

BSICX-06/26-SAR

BlackRock Strategic Income Opportunities Portfolio

Class K Shares | BSIKX

Semi-Annual Shareholder Report — June 30, 2026

This semi-annual shareholder report contains important information about BlackRock Strategic Income Opportunities Portfolio (the “Fund”) for the period of January 1, 2026 to June 30, 2026.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$31	0.61%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Table Summary
Net Assets...
$48,583,298,882
Number of Portfolio Holdings...
8,723
Portfolio Turnover Rate...
553%

What did the Fund invest in?

(as of June 30, 2026)

Portfolio composition

Credit quality allocation

Table Summary
Investment Type	Percent of Total InvestmentsFootnote Reference(a)
U.S. Government Sponsored Agency Securities...
27.6%
Corporate Bonds...
20.7
Asset-Backed Securities...
13.4
Foreign Government Obligations...
12.8
Non-Agency Mortgage-Backed Securities...
11.0
Preferred Securities...
3.9
Floating Rate Loan Interests...
3.1
Common Stocks...
2.8
Investment Companies...
1.7
U.S. Treasury Obligations...
1.3
OtherFootnote Reference(b)...
1.7
Table Summary
Credit RatingFootnote Reference(c)	Percent of Total InvestmentsFootnote Reference(a)
AAA/AaaFootnote Reference(d)...
11.9%
AA/Aa...
30.0
A...
9.0
BBB/Baa...
12.3
BB/Ba...
9.0
B...
5.9
CCC/Caa...
1.4
CC/Ca...
0.1
C...
0.1
D...
0.0Footnote Reference(e)
N/R...
20.3
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	Ten largest investment types are presented. Additional investment types are found in Other.
Footnote(c)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody's Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(d)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and/or U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.
Footnote(e)	Rounds to less than 0.1%.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Strategic Income Opportunities Portfolio

Class K Shares | BSIKX

Semi-Annual Shareholder Report — June 30, 2026

BSIKX-06/26-SAR

(b) Not Applicable

Item 2 – Code of Ethics – Not Applicable to this semi-annual report.

Item 3 – Audit Committee Financial Expert – Not Applicable to this semi-annual report.

Item 4 – Principal Accountant Fees and Services – Not Applicable to this semi-annual report.

Item 5 –  Audit Committee of Listed Registrant – Not Applicable
Item 6 – Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 – Financial Statements and Financial Highlights for Open-End Management Investment Companies

              (a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.
June 30, 2026
Not FDIC Insured - May Lose Value - No Bank Guarantee
2026 Semi-Annual Financial
Statements and Additional
Information (Unaudited)
BlackRock Funds V
BlackRock Inflation Protected Bond Portfolio
BlackRock Strategic Income Opportunities Portfolio

Table of Contents
Page

The Benefits and Risks of Leveraging

The Benefits and Risks of Leveraging / Derivative Financial Instruments
The Funds may utilize leverage to seek to enhance returns and net asset value (“NAV”). However, there is no guarantee that these objectives can be achieved in all interest rate environments.
The Funds may utilize leverage by entering into reverse repurchase agreements.
In general, the concept of leveraging is based on the premise that the financing cost of leverage, which is based on short-term interest rates, is normally lower than the income earned by each Fund on its longer-term portfolio investments purchased with the proceeds from leverage. To the extent that the total assets of each Fund (including the assets obtained from leverage) are invested in higher-yielding portfolio investments, each Fund’s shareholders benefit from the incremental net income.
The interest earned on securities purchased with the proceeds from leverage is distributed to each Fund’s shareholders, and the value of these portfolio holdings is reflected in each Fund’s per share NAV. However, in order to benefit shareholders, the return on assets purchased with leverage proceeds must exceed the ongoing costs associated with the leverage. If interest and other ongoing costs of leverage exceed a Fund’s return on assets purchased with leverage proceeds, income to shareholders is lower than if the Funds had not used leverage.
Furthermore, the value of each Fund’s portfolio investments generally varies inversely with the direction of long-term interest rates, although other factors can also influence the value of portfolio investments. As a result, changes in interest rates can influence each Fund’s NAV positively or negatively in addition to the impact on each Fund’s performance from leverage. Changes in the direction of interest rates are difficult to predict accurately, and there is no assurance that a Fund’s leveraging strategy will be successful.
The use of leverage also generally causes greater changes in each Fund’s NAV and dividend rates than comparable portfolios without leverage. In a declining market, leverage is likely to cause a greater decline in the NAV of a Fund’s shares than if the Fund were not leveraged. In addition, each Fund may be required to sell portfolio securities at inopportune times or at distressed values in order to comply with regulatory requirements applicable to the use of leverage or as required by the terms of the leverage instruments, which may cause the Fund to incur losses. The use of leverage may limit a Fund’s ability to invest in certain types of securities or use certain types of hedging strategies. Each Fund incurs expenses in connection with the use of leverage, all of which are borne by each Fund’s shareholders and may reduce income.
Derivative Financial Instruments
The Funds may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument.
Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Funds must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Funds’ successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Funds’ investments in these instruments, if any, are discussed in detail in the Notes to Consolidated Financial Statements.

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited)
June 30, 2026
BlackRock Inflation Protected Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Pa r (000) Value
Asset-Backed Securities
(a)
Cayman Islands — 0.2%
(b)
ACREC LLC, Series 2026-FL4, Class
A, (1-mo. CME Term SOFR at
1.45% Floor + 1.45%), 5.09%,
01/18/43 ................. USD 1,830 $ 1,828,714
PFP Ltd.
Series 2026-13, Class A, (1-mo.
CME Term SOFR at 1.50% Floor
+ 1.50%), 5.14%, 08/18/43 ... 802 802,609
Series 2026-14, Class A, (1-mo.
CME Term SOFR at 1.32% Floor
+ 1.32%), 4.97%, 12/18/43 ... 1,730 1,731,464
4,362,787
United States — 3.2%
ALLO Issuer LLC, Series 2026-1A,
Class A2, 5.61%, 06/20/56 ..... 222 224,168
AMSR Trust
Series 2021-SFR1, Class E2,
2.90%, 06/17/38 .......... 3,700 3,490,342
Series 2022-SFR1, Class E2,
4.64%, 03/17/39 .......... 4,912 4,857,456
Enterprise Fleet Financing LLC, Series
2025-4, Class A4, 4.28%, 06/20/32 782 770,326
Foundation Finance Trust, Series 2025-
3A, Class A, 4.56%, 08/15/52 ... 798 788,287
FRTKL, Series 2021-SFR1, Class E2,
2.52%, 09/17/38 ............ 4,000 3,967,414
GreenSky Home Improvement Issuer
Trust
Series 2026-REV1, Class A, 4.93%,
05/15/41 ............... 1,012 1,011,427
Series 2026-REV1, Class C, 5.45%,
05/15/41 ............... 175 175,010
Home Partners of America Trust
Series 2021-2, Class E2, 2.95%,
12/17/26 ............... 3,837 3,785,663
Series 2021-3, Class E2, 3.35%,
01/17/41 ............... 3,576 3,312,215
Iskandar Enterprise LLC, Series 2026-
1A, Class A21, 5.05%, 04/17/56 .. 1,325 1,317,405
MF1 LLC, Series 2026-FL21, Class A,
(1-mo. CME Term SOFR at 1.35%
Floor + 1.35%), 4.99%, 02/18/41
(b)
1,965 1,965,765
Mill City Solar Loan Ltd., Series 2019-
1A, Class A, 4.34%, 03/20/43 ... 675 629,436
New Residential Mortgage Loan Trust,
Series 2022-SFR1, Class E2,
3.70%, 02/17/39 ............ 4,000 3,932,473
Progress Residential Trust
Series 2021-SFR10, Class E2,
3.67%, 12/17/40 .......... 661 629,575
Series 2021-SFR11, Class E2,
3.53%, 01/17/39 .......... 4,000 3,787,891
Series 2021-SFR8, Class E2,
2.53%, 10/17/38 .......... 4,000 3,964,133
Series 2021-SFR9, Class E2,
3.01%, 11/17/40 .......... 3,500 3,300,101
Series 2022-SFR1, Class E2,
3.99%, 02/17/41 .......... 4,000 3,814,765
Series 2022-SFR2, Class E2,
4.80%, 04/17/27 .......... 3,000 2,953,067
Series 2026-SFR1, Class E, 4.10%,
02/17/43 ............... 700 641,917
Security
Par (000)
Par (000) Value
United States (continued)
QTS Issuer ABS II LLC
Series 2026-1A, Class A2, 5.36%,
01/05/56 ............... USD 758 $ 748,626
Series 2026-3A, Class A2, 6.16%,
01/05/56 ............... 895 888,024
Tricon American Homes Trust, Series
2020-SFR2, Class E2, 3.08%,
11/17/39 .................. 4,000 3,841,492
UPG HI Issuer Trust, Series 2026-1,
Class A, 5.03%, 02/25/48 ...... 370 368,644
55,165,622
Total Asset-Backed Securities — 3.4%
(Cost: $ 61,080,064 ) .............................. 59,528,409
Shares
Shares
Common Stocks
China — 0.0%
(c)
China Aoyuan Group Ltd. ........ 33,179 166
Sunac China Holdings Ltd. ....... 23,520 1,868
Yuzhou Group Holdings Co. Ltd. ... 26,070 396
2,430
Total Common Stocks — 0.0%
(Cost: $ 4,301 ) ................................. 2,430
Par (000)
Pa r (000)
Corporate Bonds
Australia — 0.0%
Mineral Resources Ltd. , 9.25% ,
10/01/28
(a)
................ 68 70,207
Canada — 0.1%
1011778 BC ULC
(a)
3.88% , 01/15/28 ............ 100 98,120
4.00% , 10/15/30 ............ 100 94,405
Bombardier, Inc. , 8.75% , 11/15/30
(a)
. 100 105,705
Garda World Security Corp.
(a)
8.25% , 08/01/32 ............ 100 102,333
8.38% , 11/15/32 ............ 100 102,305
Methanex Corp. , 5.13% , 10/15/27 ... 100 99,901
NOVA Chemicals Corp. , 7.00% ,
12/01/31
(a)
................ 100 105,080
Open Text Corp. , 3.88% , 02/15/28
(a)
. 100 97,449
RB Global Holdings, Inc. , 7.75% ,
03/15/31
(a)
................ 100 103,678
908,976
China — 0.0%
(d)
China Aoyuan Group Ltd.
0.00% , 09/30/28
(e) (f)
.......... 12 29
5.50% , ( 5.50 % Cash or 5.50 % PIK),
09/30/31
(g)
.............. 33 —
0.00%
(h) (i)
................. 133 332
Fantasia Holdings Group Co. Ltd. ,
10.88% , 01/09/25
(c) (j)
.......... 345 3,881
Sunac China Holdings Ltd. , 0.00% ,
09/30/26
(c) (e) (f) (j)
.............. 473 53,193
57,435

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Inflation Protected Bond Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
France — 0.0%
Maya SAS , 7.00% , 04/15/32
(a)
..... USD 200 $ 203,831
Germany — 0.0%
ZF North America Capital, Inc. , 6.88% ,
04/23/32
(a)
................ 200 196,761
Hong Kong — 0.0%
(d)
Add Hero Holdings Ltd.
(c)(j)
6.50% , 09/30/29 ............ 83 50
7.00% , 09/30/30 ............ 64 39
7.80% , 09/30/31 ............ 83 50
Melco Resorts Finance Ltd. , 5.63% ,
07/17/27 ................. 545 543,910
544,049
Ireland — 0.0%
(a)
GGAM Finance Ltd. , 8.00% , 02/15/27 100 100,229
Virgin Media O2 Vendor Financing
Notes VI DAC , 8.50% , 03/15/33 .. 200 160,704
260,933
Israel — 0.0%
Teva Pharmaceutical Finance
Netherlands III BV , 8.13% , 09/15/31 200 225,600
Japan — 0.0%
(a)
Nissan Motor Co. Ltd. , 7.50% , 07/17/30 300 309,202
Rakuten Group, Inc. , 9.75% , 04/15/29 200 217,362
526,564
Macau — 0.1%
Champion Path Holdings Ltd. , 4.85% ,
01/27/28
(d)
................ 545 528,307
MGM China Holdings Ltd. , 4.75% ,
02/01/27
(d)
................ 545 543,131
Studio City Finance Ltd. , 5.00% ,
01/15/29
(a)
................ 545 521,401
1,592,839
Netherlands — 0.0%
(a)
Trivium Packaging Finance BV ,
12.25% , 01/15/31 ........... 200 221,068
VZ Secured Financing BV , 7.50% ,
01/15/33 ................. 200 191,363
412,431
United Kingdom — 0.1%
(a)
Ardonagh Finco Ltd. , 7.75% , 02/15/31 200 202,253
Connect Finco SARL , 9.00% , 09/15/29 200 210,449
Howden UK Refinance plc , 8.13% ,
02/15/32 ................. 200 179,276
Virgin Media Secured Finance plc ,
5.50% , 05/15/29 ............ 200 189,831
781,809
United States — 1.8%
Acadia Healthcare Co., Inc. , 7.38% ,
03/15/33
(a)
................ 100 102,942
Acrisure LLC
(a)
4.25% , 02/15/29 ............ 100 91,251
6.75% , 07/01/32 ............ 100 89,882
Adient Global Holdings Ltd. , 7.50% ,
02/15/33
(a)
................ 100 103,157
ADT Security Corp. (The) , 4.13% ,
08/01/29
(a)
................ 100 95,879
Advance Auto Parts, Inc. , 7.38% ,
08/01/33
(a)
................ 100 103,647
Aethon United BR LP , 7.50% ,
10/01/29
(a)
................ 100 104,001
Security
Par (000)
Par (000) Value
United States (continued)
Albertsons Cos., Inc.
(a)
3.50% , 03/15/29 ............ USD 100 $ 94,999
5.63% , 03/31/32 ............ 100 96,681
Alcoa Nederland Holding BV , 4.13% ,
03/31/29
(a)
................ 200 194,801
Alliant Holdings Intermediate LLC ,
7.38% , 10/01/32
(a)
........... 200 198,511
Allied Universal Holdco LLC , 6.00% ,
06/01/29
(a)
................ 200 199,119
Ally Financial, Inc. , (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 2.45%), 6.65% ,
01/17/40
(b)
................ 100 98,920
Alpha Generation LLC , 6.25% ,
01/15/34
(a)
................ 100 98,399
AMC Global Media, Inc. , 10.50% ,
07/15/32
(a)
................ 100 102,791
American Airlines, Inc.
(a)
7.25% , 02/15/28 ............ 100 101,216
5.75% , 04/20/29 ............ 100 100,194
American Axle & Manufacturing, Inc. ,
7.75% , 10/15/33
(a)
........... 100 98,787
AmeriGas Partners LP , 9.50% ,
06/01/30
(a)
................ 100 107,303
AmWINS Group, Inc. , 4.88% ,
06/30/29
(a)
................ 100 96,358
Antero Midstream Partners LP , 6.63% ,
02/01/32
(a)
................ 100 102,138
APLD ComputeCo 2 LLC , 6.75% ,
03/15/31
(a)
................ 100 100,359
APLD ComputeCo LLC , 9.25% ,
12/15/30
(a)
................ 100 107,878
Arches Buyer, Inc. , 4.25% , 06/01/28
(a)
100 97,998
Ardagh Group SA , 9.50% , 12/01/30
(a)
100 106,886
Ardagh Metal Packaging Finance USA
LLC , 4.00% , 09/01/29
(a)
....... 200 190,114
Aretec Group, Inc. , 10.00% , 08/15/30
(a)
90 94,800
Asbury Automotive Group, Inc. , 4.75% ,
03/01/30 ................. 100 97,224
Ashton Woods USA LLC , 6.88% ,
08/01/33
(a)
................ 100 99,116
Avantor Funding, Inc. , 4.63% ,
07/15/28
(a)
................ 100 98,950
Avis Budget Car Rental LLC
(a)
8.25% , 01/15/30 ............ 100 103,000
8.38% , 06/15/32 ............ 100 100,661
Azorra Finance Ltd. , 7.75% , 04/15/30
(a)
100 103,841
Ball Corp. , 6.00% , 06/15/29 ....... 100 101,610
Bath & Body Works, Inc. , 6.63% ,
10/01/30
(a)
................ 100 102,009
Beach Acquisition Bidco LLC , 10.00% ,
( 10.00 % Cash or 10.75 % PIK),
07/15/33
(a) (g)
............... 100 108,568
Block, Inc. , 6.50% , 05/15/32 ...... 100 102,092
Builders FirstSource, Inc. , 6.75% ,
05/15/35
(a)
................ 100 101,957
Caesars Entertainment, Inc.
(a)
7.00% , 02/15/30 ............ 100 100,576
6.00% , 10/15/32 ............ 100 90,616
California Resources Corp. , 7.00% ,
01/15/34
(a)
................ 100 98,893
Carvana Co. , 9.00% , ( 9.00 % Cash or
14.00 % PIK), 06/01/31
(a) (g)
...... 100 110,361
CCO Holdings LLC
(a)
5.13% , 05/01/27 ............ 30 29,939
5.00% , 02/01/28 ............ 100 98,747

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Inflation Protected Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
4.75% , 03/01/30 ............ USD 200 $ 189,630
7.00% , 02/01/33 ............ 100 98,069
4.50% , 06/01/33 ............ 200 173,516
7.38% , 02/01/36 ............ 200 196,137
Celanese US Holdings LLC
6.50% , 04/15/30 ............ 100 101,913
7.55% , 11/15/30
(h)
........... 100 105,997
6.75% , 04/15/33 ............ 100 101,868
Chemours Co. (The) , 4.63% , 11/15/29
(a)
100 95,448
Churchill Downs, Inc. , 5.75% ,
04/01/30
(a)
................ 100 99,905
Cipher Compute LLC , 7.13% ,
11/15/30
(a)
................ 6 6,237
Citigroup Global Markets Holdings, Inc. ,
0.00% , 06/17/29
(a) (b)
.......... 894 894,000
Clarios Global LP , 6.75% , 09/15/32
(a)
. 100 102,129
Clarivate Science Holdings Corp. ,
3.88% , 07/01/28
(a)
........... 100 96,169
Clear Channel Outdoor Holdings, Inc. ,
7.50% , 03/15/33
(a)
........... 100 105,292
Cleveland-Cliffs, Inc.
(a)
6.88% , 11/01/29 ............ 100 100,878
7.63% , 01/15/34 ............ 100 99,862
Cloud Software Group LLC
(a)
9.00% , 09/30/29 ............ 200 194,126
8.25% , 06/30/32 ............ 200 187,449
Clydesdale Acquisition Holdings, Inc. ,
8.75% , 04/15/30
(a)
........... 200 197,282
CNX Resources Corp. , 7.25% ,
03/01/32
(a)
................ 100 103,025
Cogent Communications Group LLC ,
7.00% , 06/15/27
(a)
........... 100 99,310
Columbus McKinnon Corp. , 7.13% ,
02/01/33
(a)
................ 6 6,013
Community Health Systems, Inc.
(a)
10.88% , 01/15/32 ........... 58 62,463
9.75% , 01/15/34 ............ 200 208,816
Comstock Resources, Inc. , 6.75% ,
03/01/29
(a)
................ 100 98,468
Cooper-Standard Automotive, Inc. ,
9.25% , 03/01/31
(a)
........... 100 100,785
Core Scientific Finance I LLC , 7.75% ,
05/15/31
(a)
................ 100 101,406
CoreWeave, Inc.
(a)
9.25% , 06/01/30 ............ 100 100,650
9.00% , 02/01/31 ............ 100 98,821
CRC Insurance Group LLC , 7.13% ,
06/01/31
(a)
................ 100 99,681
Credit Acceptance Corp. , 9.25% ,
12/15/28
(a)
................ 100 104,138
Crescent Energy Finance LLC
(a)
7.38% , 01/15/33 ............ 100 99,399
8.38% , 01/15/34 ............ 100 103,000
CrossCountry Intermediate HoldCo
LLC , 6.75% , 12/01/32
(a)
....... 100 96,547
CVR Energy, Inc. , 7.50% , 02/15/31
(a)
. 32 31,848
Cyprium Corp. , 6.38% , 04/15/34
(a)
.. 100 99,800
Darling Ingredients, Inc. , 6.00% ,
06/15/30
(a)
................ 100 100,656
DaVita, Inc.
(a)
4.63% , 06/01/30 ............ 100 96,876
6.88% , 09/01/32 ............ 100 103,132
Delek Logistics Partners LP , 8.63% ,
03/15/29
(a)
................ 62 64,440
DirecTV Financing LLC
(a)
8.88% , 02/01/30 ............ 100 101,774
Security
Par (000)
Par (000) Value
United States (continued)
10.00% , 02/15/31 ........... USD 100 $ 103,771
9.25% , 06/01/32 ............ 87 88,396
Discovery Communications LLC
5.00% , 09/20/37 ............ 100 78,500
6.35% , 06/01/40 ............ 100 83,000
Discovery Global Holdings, Inc. , 4.28% ,
03/15/32 ................. 100 89,735
EchoStar Corp. , 10.75% , 11/30/29 .. 200 216,124
ELK Grove Village Property LLC ,
7.50% , 06/15/31
(a)
........... 50 50,338
EMRLD Borrower LP , 6.63% ,
12/15/30
(a)
................ 100 102,233
Endo Finance Holdings LP , 8.50% ,
04/15/31
(a)
................ 100 105,121
Entegris, Inc. , 4.75% , 04/15/29
(a)
... 100 98,821
EquipmentShare.com, Inc. , 9.00% ,
05/15/28
(a)
................ 100 102,011
Esab Corp. , 6.25% , 04/15/29
(a)
..... 100 101,462
Fair Isaac Corp. , 6.25% , 09/15/34
(a)
. 100 98,498
Fertitta Entertainment LLC , 6.75% ,
01/15/30
(a)
................ 100 98,070
FirstCash, Inc. , 5.63% , 01/01/30
(a)
.. 100 99,410
FMC Corp.
8.00% , 06/01/31
(a)
........... 7 7,286
5.65% , 05/18/33 ............ 100 89,695
Freedom Mortgage Holdings LLC
(a)
9.13% , 05/15/31 ............ 100 103,390
7.88% , 04/01/33 ............ 100 97,522
FS KKR Capital Corp. , 6.13% , 01/15/31 100 96,137
FTAI Aviation Investors LLC , 7.88% ,
12/01/30
(a)
................ 100 104,486
Gaia Purchaser, Inc. , 7.63% , 07/15/33
(a)
16 16,183
Gen Digital, Inc. , 6.75% , 09/30/27
(a)
. 100 100,302
Genesis Energy LP , 7.88% , 05/15/32 100 103,108
GEO Group, Inc. (The) , 8.63% ,
04/15/29 ................. 100 104,177
GFL Environmental, Inc. , 6.75% ,
01/15/31
(a)
................ 100 102,878
Go Daddy Operating Co. LLC , 5.25% ,
12/01/27
(a)
................ 100 99,896
Goodyear Tire & Rubber Co. (The) ,
5.63% , 04/30/33 ............ 100 87,123
Gray Media, Inc. , 9.63% , 07/15/32
(a)
. 200 193,030
Herc Holdings, Inc.
(a)
6.63% , 06/15/29 ............ 100 102,097
7.00% , 06/15/30 ............ 100 103,557
Hilcorp Energy I LP
(a)
6.00% , 02/01/31 ............ 100 96,864
6.88% , 05/15/34 ............ 100 97,297
Hilton Domestic Operating Co., Inc.
(a)
3.75% , 05/01/29 ............ 100 96,442
3.63% , 02/15/32 ............ 100 91,527
Hilton Grand Vacations Borrower LLC ,
5.00% , 06/01/29
(a)
........... 100 97,603
HLF Financing SARL LLC , 4.88% ,
06/01/29
(a)
................ 100 93,621
Howard Hughes Corp. (The) , 5.88% ,
03/01/32
(a)
................ 100 99,145
HUB International Ltd. , 7.25% ,
06/15/30
(a)
................ 200 205,247
Huntsman International LLC , 2.95% ,
06/15/31 ................. 100 89,884
iHeartCommunications, Inc. , 7.75% ,
08/15/30
(a)
................ 100 93,280
Ingram Micro, Inc. , 4.75% , 05/15/29
(a)
100 98,211

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Inflation Protected Bond Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
ION Platform Finance US, Inc.
(a)
9.50% , 05/30/29 ............ USD 100 $ 91,260
9.00% , 08/01/29 ............ 100 88,977
IQVIA, Inc. , 6.25% , 06/01/32
(a)
..... 100 101,668
Iron Mountain, Inc.
(a)
4.88% , 09/15/27 ............ 200 199,642
4.88% , 09/15/29 ............ 100 98,128
ITT Holdings LLC , 6.50% , 08/01/29
(a)
100 98,828
Jane Street Group
(a)
6.13% , 11/01/32 ............ 100 100,021
6.75% , 05/01/33 ............ 100 102,836
Jazz Securities DAC , 4.38% ,
01/15/29
(a)
................ 200 195,914
JetBlue Airways Corp. , 9.88% ,
09/20/31
(a)
................ 100 90,571
KeHE Distributors LLC , 7.13% ,
04/30/33
(a)
................ 100 101,865
Kinetik Holdings LP , 6.63% , 12/15/28
(a)
100 101,653
Kodiak Gas Services LLC , 5.88% ,
04/01/31
(a)
................ 100 100,256
Kohl's Corp. , 5.13% , 05/01/31
(h)
.... 100 89,396
LCM Investments Holdings II LLC ,
8.25% , 08/01/31
(a)
........... 100 104,193
Level 3 Financing, Inc.
(a)
6.88% , 06/30/33 ............ 100 102,740
7.00% , 03/31/34 ............ 100 103,114
7.50% , 02/15/37 ............ 19 19,501
LGI Homes, Inc. , 7.00% , 11/15/32
(a)
. 100 99,376
LifePoint Health, Inc.
(a)
9.88% , 08/15/30 ............ 100 105,366
7.00% , 05/01/34 ............ 100 95,846
Light & Wonder International, Inc. ,
6.25% , 10/01/33
(a)
........... 100 99,458
Lithia Motors, Inc. , 4.38% , 01/15/31
(a)
100 94,804
Live Nation Entertainment, Inc. , 4.75% ,
10/15/27
(a)
................ 100 99,781
Magnera Corp. , 7.25% , 11/15/31
(a)
.. 100 97,625
Marriott Ownership Resorts, Inc. ,
6.50% , 10/01/33
(a)
........... 100 99,380
Matador Resources Co. , 6.50% ,
04/15/32
(a)
................ 100 100,546
Match Group Holdings II LLC , 4.63% ,
06/01/28
(a)
................ 100 98,635
Mauser Packaging Solutions Holding
Co. , 9.25% , 04/15/30
(a)
........ 200 196,760
McGraw-Hill Education, Inc. , 7.38% ,
09/01/31
(a)
................ 100 101,630
Medline Borrower LP , 3.88% ,
04/01/29
(a)
................ 200 194,228
Meridian Arc Holdco LLC , 6.25% ,
04/30/31
(a)
................ 210 210,470
MGM Resorts International , 6.13% ,
09/15/29 ................. 100 100,981
Michaels Cos., Inc. (The) , 8.50% ,
03/15/33
(a)
................ 100 99,049
Millrose Properties, Inc. , 6.38% ,
08/01/30
(a)
................ 100 101,355
Molina Healthcare, Inc. , 4.38% ,
06/15/28
(a)
................ 100 98,254
NCL Corp. Ltd.
(a)
5.88% , 01/15/31 ............ 100 97,055
6.75% , 02/01/32 ............ 100 99,775
NCR Atleos Corp. , 9.50% , 04/01/29
(a)
100 106,629
Neptune Bidco US, Inc. , 9.50% ,
02/15/33
(a)
................ 200 202,211
Security
Par (000)
Par (000) Value
United States (continued)
Newell Brands, Inc.
6.63% , 09/15/29 ............ USD 100 $ 101,670
6.38% , 05/15/30 ............ 100 101,360
Nexstar Media, Inc. , 7.25% , 04/15/34
(a)
100 99,748
Nissan Motor Acceptance Co. LLC ,
6.13% , 09/30/30
(a)
........... 100 98,302
Noble Finance II LLC , 8.00% ,
04/15/30
(a)
................ 80 82,893
Northern Oil & Gas, Inc. , 7.88% ,
10/15/33
(a)
................ 100 99,364
Novelis Corp. , 4.75% , 01/30/30
(a)
... 100 96,490
NRG Energy, Inc.
(a)
5.25% , 06/15/29 ............ 100 99,741
6.25% , 11/01/34 ............ 100 101,253
6.13% , 05/15/36 ............ 100 100,046
Oak-Eagle AcquireCo, Inc. , 7.25% ,
07/01/33
(a)
................ 56 58,582
Olin Corp. , 6.63% , 04/01/33
(a)
..... 100 98,742
Olympus Water US Holding Corp. ,
6.25% , 10/01/29
(a)
........... 200 197,175
Osaic Holdings, Inc. , 6.75% , 08/01/32
(a)
100 100,171
Owens-Brockway Glass Container, Inc. ,
7.25% , 05/15/31
(a)
........... 100 98,824
Paramount Global , (3-mo. SOFR +
4.16%), 6.25% , 02/28/57
(b)
..... 100 81,125
Park Intermediate Holdings LLC ,
5.88% , 10/01/28
(a)
........... 100 99,950
Penn Entertainment, Inc. , 6.75% ,
04/01/31
(a)
................ 100 100,520
PennyMac Financial Services, Inc.
(a)
7.13% , 11/15/30 ............ 100 101,338
6.75% , 02/15/34 ............ 100 95,992
Performance Food Group, Inc. , 4.25% ,
08/01/29
(a)
................ 100 97,067
Permian Resources Operating LLC ,
7.00% , 01/15/32
(a)
........... 100 103,430
Perrigo Finance Unlimited Co. , 6.13% ,
09/30/32 ................. 100 95,511
Pilgrim's Pride Corp. , 4.25% , 04/15/31 100 95,897
Post Holdings, Inc.
(a)
4.50% , 09/15/31 ............ 100 93,811
6.38% , 03/01/33 ............ 100 99,237
PR RNO Property Owner 1 LLC ,
6.50% , 05/01/31
(a)
........... 100 99,856
Prime Security Services Borrower LLC ,
3.38% , 08/31/27
(a)
........... 100 97,960
Quikrete Holdings, Inc.
(a)
6.38% , 03/01/32 ............ 100 102,118
6.75% , 03/01/33 ............ 100 101,938
QXO Building Products, Inc.
(a)
6.50% , 07/15/31 ............ 32 32,613
6.75% , 04/30/32 ............ 100 103,258
RHP Hotel Properties LP , 4.50% ,
02/15/29
(a)
................ 100 98,046
Rocket Cos., Inc. , 6.13% , 08/01/30
(a)
. 100 101,717
Rocket Mortgage LLC , 3.63% ,
03/01/29
(a)
................ 100 96,190
Rocket Software, Inc. , 9.00% ,
11/28/28
(a)
................ 100 99,403
SBA Communications Corp. , 3.88% ,
02/15/27 ................. 100 99,433
SCIH Salt Holdings, Inc. , 4.88% ,
05/01/28
(a)
................ 100 98,649
Seagate Data Storage Technology Pte.
Ltd. , 8.50% , 07/15/31
(a)
........ 100 104,498

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Inflation Protected Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Sensata Technologies, Inc. , 3.75% ,
02/15/31
(a)
................ USD 100 $ 93,505
Service Corp. International , 3.38% ,
08/15/30 ................. 100 92,761
Service Properties Trust
4.38% , 02/15/30 ............ 100 90,246
8.88% , 06/15/32 ............ 100 102,956
Shift4 Payments LLC , 6.75% ,
08/15/32
(a)
................ 100 100,191
Sinclair Television Group, Inc. , 8.13% ,
02/15/33
(a)
................ 100 102,717
Sirius XM Radio LLC
(a)
5.00% , 08/01/27 ............ 182 181,757
4.13% , 07/01/30 ............ 100 94,123
Six Flags Entertainment Corp.
(a)
7.25% , 05/15/31 ............ 100 99,415
8.63% , 01/15/32 ............ 5 5,148
SM Energy Co.
(a)
8.63% , 11/01/30 ............ 100 105,022
7.00% , 08/01/32 ............ 100 100,921
Smyrna Ready Mix Concrete LLC ,
8.88% , 11/15/31
(a)
........... 100 105,446
Snap, Inc. , 6.88% , 03/01/33
(a)
..... 100 97,473
Solaris Energy Infrastructure LLC ,
6.38% , 05/15/31
(a)
........... 44 44,491
SS&C Technologies, Inc. , 5.50% ,
09/30/27
(a)
................ 100 99,984
Stagwell Global LLC , 5.63% , 08/15/29
(a)
100 96,452
Standard Building Solutions, Inc. ,
6.25% , 08/01/33
(a)
........... 100 99,304
Standard Industries, Inc. , 4.75% ,
01/15/28
(a)
................ 100 99,292
Starwood Property Trust, Inc. , 7.25% ,
04/01/29
(a)
................ 100 103,247
Sunoco LP
4.50% , 04/30/30 ............ 100 97,125
7.25% , 05/01/32
(a)
........... 100 103,731
5.88% , 03/15/34
(a)
........... 100 98,629
SV RNO Property Owner 1 LLC ,
5.88% , 03/01/31
(a)
........... 69 68,005
Sword Purchaser LLC , 10.50% ,
04/15/34
(a)
................ 100 104,620
Talen Energy Supply LLC , 6.50% ,
02/01/36
(a)
................ 100 100,816
Tallgrass Energy Partners LP , 6.00% ,
09/01/31
(a)
................ 100 98,935
Tenet Healthcare Corp.
5.13% , 11/01/27 ............ 100 99,999
4.63% , 06/15/28 ............ 100 99,151
4.38% , 01/15/30 ............ 100 96,911
6.13% , 06/15/30 ............ 100 100,733
Tenneco, Inc. , 8.00% , 11/17/28
(a)
... 100 100,625
TransDigm, Inc.
6.38% , 03/01/29
(a)
........... 300 304,584
4.88% , 05/01/29 ............ 100 98,532
6.88% , 12/15/30
(a)
........... 100 102,770
6.38% , 05/31/33
(a)
........... 100 100,951
Transocean International Ltd. , 7.88% ,
10/15/32
(a)
................ 100 104,394
UKG, Inc. , 6.88% , 02/01/31
(a)
...... 100 97,148
United Airlines Holdings, Inc. , 4.88% ,
03/01/29 ................. 100 98,829
United Rentals North America, Inc.
3.88% , 11/15/27 ............ 100 98,636
4.00% , 07/15/30 ............ 100 95,593
Security
Par (000)
Par (000) Value
United States (continued)
United Wholesale Mortgage LLC ,
5.75% , 06/15/27
(a)
........... USD 100 $ 99,027
Uniti Services LLC , 7.50% , 10/15/33
(a)
100 105,238
Univision Communications, Inc.
(a)
8.50% , 07/31/31 ............ 100 100,433
9.38% , 08/01/32 ............ 100 101,604
8.88% , 04/15/33 ............ 40 39,377
US Foods, Inc. , 4.75% , 02/15/29
(a)
.. 100 98,704
USA Compression Partners LP , 7.13% ,
03/15/29
(a)
................ 100 102,434
UWM Holdings LLC , 6.63% , 02/01/30
(a)
100 93,178
Valaris Ltd. , 8.38% , 04/30/30
(a)
..... 100 103,848
Venture Global Calcasieu Pass LLC ,
3.88% , 08/15/29
(a)
........... 200 190,790
Venture Global LNG, Inc.
(a)
9.50% , 02/01/29 ............ 100 107,635
8.38% , 06/01/31 ............ 100 104,093
9.88% , 02/01/32 ............ 200 213,511
Venture Global Plaquemines LNG
LLC
(a)
6.13% , 12/15/30 ............ 100 102,316
7.50% , 05/01/33 ............ 100 109,751
7.75% , 05/01/35 ............ 100 112,147
Versant Media Group, Inc. , 7.25% ,
01/30/31
(a)
................ 14 14,484
Viasat, Inc. , 5.63% , 04/15/27
(a)
..... 100 99,902
Viking Cruises Ltd. , 9.13% , 07/15/31
(a)
100 104,779
Vistra Operations Co. LLC , 7.75% ,
10/15/31
(a)
................ 200 209,256
VoltaGrid LLC , 7.38% , 11/01/30
(a)
... 68 70,596
Voyager Parent LLC , 9.25% , 07/01/32
(a)
94 99,410
Wayfair LLC , 7.25% , 10/31/29
(a)
.... 100 103,206
WESCO Distribution, Inc. , 6.38% ,
03/15/29
(a)
................ 100 101,784
Whirlpool Corp.
7.50% , 07/01/31
(a)
........... 9 9,108
6.50% , 06/15/33 ............ 100 86,687
Windstream Services LLC , 8.25% ,
10/01/31
(a)
................ 100 105,456
WR Grace Holdings LLC , 7.00% ,
08/01/33
(a)
................ 100 97,376
WULF Compute LLC , 7.75% ,
10/15/30
(a)
................ 100 105,035
Wynn Resorts Finance LLC , 6.25% ,
03/15/33
(a)
................ 100 100,375
Xerox Corp. , 10.25% , 10/15/30
(a)
... 87 76,548
XPLR Infrastructure Operating Partners
LP , 8.63% , 03/15/33
(a)
......... 100 107,236
Yum! Brands, Inc. , 4.75% , 01/15/30
(a)
100 98,360
Zayo Group Holdings, Inc. , 6.25% ,
( 6.25 % Cash or 0.50 % PIK),
03/09/30
(a) (b) (g)
.............. 59 58,865
30,081,016
Total Corporate Bonds — 2.1%
(Cost: $ 36,293,201 ) .............................. 35,862,451

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Inflation Protected Bond Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Pa r (000) Value
Floating Rate Loan Interests
United States — 0.1%
Discovery Global Holdings, Inc., 1st
Lien Term Loan , (1-mo. CME Term
SOFR at 0.00% Floor + 2.50%),
0.00%
,
06/03/33
(b)
........... USD 1,655 $ 1,654,409
Total Floating Rate Loan Interests — 0.1%
(Cost: $ 1,650,421 ) .............................. 1,654,409
Foreign Government Obligations
Australia — 0.5%
Commonwealth of Australia
(d)
0.31% , 11/21/32 ............ AUD 7,225 5,462,484
2.82% , 08/21/35 ............ 3,500 3,319,091
8,781,575
Brazil — 0.6%
Nota Do Tesouro Nacional , 10.00% ,
01/01/35 ................. BRL 66 10,307,992
Mexico — 0.4%
Mex Bonos Desarr Fix Rt
7.75% , 05/29/31 ............ MXN 398 2,210,814
8.00% , 04/15/32 ............ 938 5,198,628
7,409,442
Peru — 0.2%
Republic of Peru
(d)
6.85% , 08/12/35 ............ PEN 4,383 1,348,750
7.60% , 08/12/39 ............ 3,528 1,107,337
2,456,087
Total Foreign Government Obligations — 1.7%
(Cost: $ 28,643,044 ) .............................. 28,955,096
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 1 .9%
United States — 1.9%
(a)
A&D Mortgage Trust, Series 2026-
NQM3, Class A1, (1-mo. CME Term
SOFR + 1.15%), 5.08%, 04/25/71
(b)
USD 1,736 1,720,638
BRAVO Residential Funding Trust,
Series 2023-NQM3, Class A1,
4.85%, 09/25/62
(h)
........... 2,036 2,029,695
COLT Mortgage Loan Trust, Series
2025-12, Class A1, 4.98%,
01/26/71
(b)
................ 1,064 1,055,200
Cross Mortgage Trust
(b)
Series 2025-H10, Class A1, 4.97%,
01/25/71 ............... 825 816,943
Series 2026-NQM8,  5.58%,
07/25/71 ............... 2,223 2,223,098
CSMC Trust, Series 2022-NQM5, Class
A1, 5.17%, 05/25/67
(b)
........ 2,215 2,208,383
Ellington Financial Mortgage Trust
Series 2021-3, Class A1, 1.24%,
09/25/66
(b)
.............. 2,618 2,171,830
Series 2025-NQM6, Class A1A,
5.00%, 12/25/70
(h)
......... 789 782,437
Series 2026-NQM7, Class A1,
5.60%, 07/25/71
(b)
......... 2,565 2,564,957
GS Mortgage-Backed Securities Trust,
Series 2026-NQM3, Class A1,
5.22%, 05/25/66
(b)
........... 1,717 1,703,145
Security
Par (000)
Par (000) Value
United States (continued)
J.P. Morgan Mortgage Trust, Series
2023-DSC1, Class A1, 4.62%,
07/25/63
(b)
................ USD 1,128 $ 1,094,685
Morgan Stanley Residential Mortgage
Loan Trust, Series 2026-NEW1,
Class A1, 5.28%, 04/27/71
(b)
.... 1,844 1,833,114
New Residential Mortgage Loan Trust,
Series 2025-NQM7, Class A1,
5.01%, 10/26/65
(b)
........... 1,737 1,728,844
OBX Trust, Series 2026-NQM9, Class
A1, 5.47%, 04/25/66
(b)
........ 2,465 2,464,967
PRKCM Trust, Series 2022-AFC2,
Class A1, 5.33%, 08/25/57
(b)
.... 563 561,099
PRPM Trust, Series 2026-NQM2, Class
A1, 5.26%, 04/25/71
(b)
........ 1,749 1,736,497
SG Residential Mortgage Trust
(b)
Series 2021-1, Class A1, 1.16%,
07/25/61 ............... 3,271 2,737,903
Series 2025-1, Class A1, 5.10%,
12/25/65 ............... 1,434 1,422,639
Verus Securitization Trust
Series 2025-12, Class A1LC, 5.11%,
12/25/70
(h)
.............. 1,202 1,187,080
Series 2026-1, Class A1, 4.86%,
01/25/71
(b)
.............. 1,065 1,054,847
33,098,001
Commercial Mortgage-Backed Securities — 2 .9%
United States — 2.9%
(a)(b)
425 Trust
Series 2026-LEX, Class B, (1-mo.
CME Term SOFR at 2.10% Floor
+ 2.10%), 1.00%, 07/15/43 ... 785 785,000
Series 2026-LEX, Class C, (1-mo.
CME Term SOFR at 2.70% Floor
+ 2.70%), 1.00%, 07/15/43 ... 785 785,000
Series 2026-LEX, Class D, (1-mo.
CME Term SOFR at 3.50% Floor
+ 3.50%), 1.00%, 07/15/43 ... 785 785,000
Ares Commercial Mortgage Trust,
Series 2026-AZURE, Class A,
(1-mo. CME Term SOFR at 1.35%
Floor + 1.35%), 4.98%, 03/15/38 . 1,510 1,509,998
ARES Commercial Mortgage Trust,
Series 2026-GCP, Class A, (1-mo.
CME Term SOFR at 1.25% Floor +
1.25%), 4.88%, 02/15/43 ....... 647 647,000
BAMLL Trust, Series 2024-BHP,
Class A, (1-mo. CME Term SOFR
at 2.35% Floor + 2.35%), 5.98%,
08/15/39 ................. 580 582,166
BFLD Commercial Mortgage Trust,
Series 2025-660F, Class A, (1-mo.
CME Term SOFR at 1.50% Floor +
1.50%), 5.13%, 11/15/42 ....... 1,354 1,356,962
BOS Trust, Series 2026-LYRK, Class A,
5.22%, 05/11/41 ............ 834 831,077
BX Commercial Mortgage Trust
Series 2020-VIV2, Class C, 3.66%,
03/09/44 ............... 950 884,074
Series 2020-VIV3, Class B, 3.66%,
03/09/44 ............... 130 122,006
Series 2024-AIRC, Class A, (1-mo.
CME Term SOFR at 1.69% Floor
+ 1.69%), 5.32%, 08/15/41 ... 685 687,698

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Inflation Protected Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Series 2024-MDHS, Class A, (1-mo.
CME Term SOFR at 1.64% Floor
+ 1.64%), 5.27%, 05/15/41 ... USD 1,287 $ 1,288,580
Series 2024-XL4, Class D, (1-mo.
CME Term SOFR at 3.14% Floor
+ 3.14%), 6.77%, 02/15/39 ... 782 785,483
Series 2025-JDI, Class A, (1-mo.
CME Term SOFR at 1.40% Floor
+ 1.40%), 5.03%, 11/15/42 ... 1,791 1,795,701
Series 2026-AHP, Class A, (1-mo.
CME Term SOFR at 1.25% Floor
+ 1.25%), 4.85%, 06/15/43 ... 1,649 1,649,000
Series 2026-AHP, Class C, (1-mo.
CME Term SOFR at 1.90% Floor
+ 1.90%), 5.50%, 06/15/43 ... 850 851,328
BX Trust
Series 2024-VLT4, Class A, (1-mo.
CME Term SOFR at 1.49% Floor
+ 1.49%), 5.12%, 06/15/41 ... 777 777,681
Series 2025-ARIA, Class A, 5.20%,
12/13/42 ............... 1,910 1,913,480
Series 2025-VOLT, Class A, (1-mo.
CME Term SOFR at 1.70% Floor
+ 1.70%), 5.33%, 12/15/44 ... 1,725 1,726,617
Series 2026-CIP, Class C, (1-mo.
CME Term SOFR at 1.65% Floor
+ 1.65%), 5.28%, 05/15/38 ... 563 564,775
Series 2026-PNDA, Class C, (1-mo.
CME Term SOFR at 1.80% Floor
+ 1.80%), 5.43%, 05/15/43 ... 1,768 1,774,630
CIP Commercial Mortgage Trust,
Series 2025-SBAY, Class A, (1-mo.
CME Term SOFR at 1.40% Floor +
1.40%), 5.03%, 10/15/37 ....... 1,617 1,621,043
Commercial Mortgage Trust, Series
2024-WCL1, Class A, (1-mo. CME
Term SOFR at 1.84% Floor +
1.84%), 5.47%, 06/15/41 ....... 870 869,728
CONE Trust, Series 2024-DFW1,
Class A, (1-mo. CME Term SOFR
at 1.64% Floor + 1.64%), 5.27%,
08/15/41 ................. 330 328,659
CRSNT Trust, Series 2026-MOON,
Class A, (1-mo. CME Term SOFR
at 1.35% Floor + 1.40%), 5.03%,
02/15/43 ................. 1,875 1,875,771
CVLR Trust, Series 2026-R3LX,
Class A, (1-mo. CME Term SOFR
at 1.55% Floor + 1.55%), 5.15%,
06/15/43 ................. 1,389 1,389,000
DBC Mortgage Trust, Series 2025-
DBC, Class A, (1-mo. CME Term
SOFR at 1.35% Floor + 1.35%),
4.98%, 11/15/42 ............ 2,235 2,237,095
DBSG Mortgage Trust, Series 2024-
ALTA, Class A, 6.14%, 06/10/37 .. 345 346,643
ELM Trust
Series 2024-ELM, Class A10,
5.99%, 06/10/39 .......... 700 700,715
Series 2024-ELM, Class A15,
5.99%, 06/10/39 .......... 700 699,902
FS ORL
Series 2026-ORL, Class A, (1-mo.
CME Term SOFR at 1.35% Floor
+ 1.35%), 4.98%, 02/15/41 ... 1,755 1,757,190
Security
Par (000)
Par (000) Value
United States (continued)
Series 2026-ORL, Class C, (1-mo.
CME Term SOFR at 1.85% Floor
+ 1.85%), 5.48%, 02/15/41 ... USD 1,210 $ 1,210,756
HILT Commercial Mortgage Trust,
Series 2024-ORL, Class A, (1-mo.
CME Term SOFR at 1.54% Floor +
1.54%), 5.17%, 05/15/37 ....... 780 780,488
HONO Mortgage Trust, Series 2021-
LULU, Class A, (1-mo. CME Term
SOFR at 1.15% Floor + 1.26%),
4.89%, 10/15/36 ............ 330 326,700
LEX Trust, Series 2026-450, Class A,
(1-mo. CME Term SOFR at 1.35%
Floor + 1.35%), 4.98%, 03/15/43 . 1,047 1,048,636
LQR Trust, Series 2025-CALI, Class A,
(1-mo. CME Term SOFR at 1.60%
Floor + 1.60%), 5.23%, 01/15/43 . 689 688,139
MLTI Trust
Series 2026-MLTI, Class A10, (1-
mo. CME Term SOFR at 1.40%
Floor + 1.40%), 5.02%, 06/15/31 2,535 2,535,000
Series 2026-SF75, Class A, (1-mo.
CME Term SOFR at 1.40% Floor
+ 1.40%), 5.03%, 03/15/36 ... 1,057 1,057,659
MTN Commercial Mortgage Trust,
Series 2026-LPFX, Class A, 5.15%,
05/15/43 ................. 1,361 1,358,437
National Commercial Mortgage Trust
Series 2026-IND, Class A, (1-mo.
CME Term SOFR at 1.35% Floor
+ 1.35%), 4.98%, 06/15/43 ... 985 985,614
Series 2026-IND, Class C, (1-mo.
CME Term SOFR at 1.75% Floor
+ 1.75%), 5.38%, 06/15/43 ... 800 801,248
NYC Commercial Mortgage Trust,
Series 2026-1PARK, Class A, (1-mo.
CME Term SOFR at 1.25% Floor +
1.25%), 4.88%, 02/15/43 ....... 1,120 1,119,300
NYC Trust, Series 2024-3ELV, Class A,
(1-mo. CME Term SOFR at 1.99%
Floor + 1.99%), 5.62%, 08/15/29 . 453 452,739
One New York Plaza Trust, Series
2020-1NYP, Class AJ, (1-mo.
CME Term SOFR at 1.25% Floor +
1.36%), 4.99%, 01/15/36 ....... 155 150,253
PGA Trust, Series 2024-RSR2, Class A,
(1-mo. CME Term SOFR at 1.89%
Floor + 1.89%), 5.52%, 06/15/39 . 1,000 999,688
PRM8 Trust, Series 2026-PRM8, Class
C, 5.24%, 05/10/41 .......... 473 464,356
UNIV Trust, Series 2025-APTS, Class
A, (1-mo. CME Term SOFR at
1.65% Floor + 1.65%), 5.28%,
11/15/42 .................. 1,710 1,705,135
Wells Fargo Commercial Mortgage
Trust, Series 2024-1CHI, Class A,
5.48%, 07/15/35 ............ 293 293,232
49,906,382
Total Non-Agency Mortgage-Backed Securities — 4.8%
(Cost: $ 82,818,378 ) .............................. 83,004,383

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Inflation Protected Bond Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Pa r (000) Value
Preferred Securities
Capital Trusts — 0.1%
Canada — 0.0%
(b)
Bell Telephone Co. of Canada or Bell
Canada , (5-Year US Treasury
Yield Curve Rate T Note Constant
Maturity + 2.39%), 6.88% , 09/15/55 USD 100 $ 102,217
Rogers Communications, Inc. , (5-Year
US Treasury Yield Curve Rate T
Note Constant Maturity + 3.59%),
5.25% , 03/15/82
(a)
........... 100 99,623
TELUS Corp. , (5-Year US Treasury
Yield Curve Rate T Note Constant
Maturity + 2.52%), 6.63% , 06/09/56 100 99,749
301,589
United Kingdom — 0.0%
Vodafone Group plc , (5-Year
USD Swap Semi + 4.87%),
7.00% , 04/04/79
(b)
........... 100 103,705
United States — 0.1%
(b)
AES Corp. (The) , (5-Year US Treasury
Yield Curve Rate T Note Constant
Maturity + 2.89%), 6.95% , 07/15/55 100 98,727
CVS Health Corp. , (5-Year US Treasury
Yield Curve Rate T Note Constant
Maturity + 2.89%), 7.00% , 03/10/55 100 103,820
DENTSPLY SIRONA, Inc. , (5-Year
US Treasury Yield Curve Rate T
Note Constant Maturity + 4.38%),
8.38% , 09/12/55 ............ 100 100,078
Edison International , (5-Year US
Treasury Yield Curve Rate T
Note Constant Maturity + 3.66%),
7.88% , 06/15/54 ............ 100 102,861
Energy Transfer LP , (5-Year US
Treasury Yield Curve Rate T
Note Constant Maturity + 2.68%),
6.50% , 02/15/56 ............ 100 100,836
Global Atlantic Fin Co. , (5-Year US
Treasury Yield Curve Rate T
Note Constant Maturity + 3.61%),
7.95% , 10/15/54
(a)
........... 100 100,706
HA Sustainable Infrastructure Capital,
Inc. , (5-Year US Treasury Yield
Curve Rate T Note Constant
Maturity + 3.48%), 7.13% , 11/15/56 100 101,516
Humana, Inc. , (5-Year US Treasury
Yield Curve Rate T Note Constant
Maturity + 2.89%), 6.63% , 09/15/56 100 99,700
PacifiCorp , (5-Year US Treasury
Yield Curve Rate T Note Constant
Maturity + 3.29%), 7.13% , 08/15/56 100 99,329
PG&E Corp.
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
3.23%), 6.85% , 09/15/56 .... 100 99,645
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
3.88%), 7.38% , 03/15/55 .... 100 101,898
1,109,116
Total Preferred Securities — 0.1%
(Cost: $ 1,515,149 ) .............................. 1,514,410
Security
Par (000)
Pa r (000) Value
U.S. Government Sponsored Agency Securities
Collateralized Mortgage Obligations — 0.8%
(b)
Federal Home Loan Mortgage Corp.
Variable Rate Notes
Series 5468 , Class WF , (30-day
Average SOFR at 1.10%
Floor/6.50% Cap + 1.10%),
4.73% , 11/25/54 ........ USD 590 $ 591,694
Series 5478 , Class FD , (30-day
Average SOFR at 1.40%
Floor/6.50% Cap + 1.40%),
5.03% , 02/25/54 ........ 330 333,288
Series 5479 , Class FB , (30-day
Average SOFR at 1.40%
Floor/6.50% Cap + 1.40%),
5.03% , 12/25/54 ........ 188 190,383
Series 5482 , Class FB , (30-day
Average SOFR at 1.50%
Floor/6.50% Cap + 1.50%),
5.13% , 12/25/54 ........ 672 681,796
Series 5500 , Class DF , (30-day
Average SOFR at 1.35%
Floor/6.50% Cap + 1.35%),
4.98% , 10/25/54 ........ 447 451,093
Series 5508 , Class FE , (30-day
Average SOFR at 1.60%
Floor/6.50% Cap + 1.60%),
5.23% , 02/25/55 ........ 487 495,016
Series 5513 , Class FD , (30-day
Average SOFR at 1.35%
Floor/6.50% Cap + 1.35%),
4.98% , 01/25/55 ........ 3,687 3,721,152
Series 5515 , Class FB , (30-day
Average SOFR at 1.40%
Floor/6.50% Cap + 1.40%),
5.03% , 03/25/55 ........ 264 267,112
Series 5516 , Class FC , (30-day
Average SOFR at 1.40%
Floor/6.50% Cap + 1.40%),
5.03% , 03/25/55 ........ 2,073 2,095,792
Series 5539 , Class FC , (30-day
Average SOFR at 1.50%
Floor/6.50% Cap + 1.50%),
5.13% , 05/25/55 ........ 337 341,859
Series 5543 , Class FC , (30-day
Average SOFR at 1.50%
Floor/6.50% Cap + 1.50%),
5.13% , 06/25/55 ........ 256 259,923
Series 5543 , Class FG , (30-day
Average SOFR at 1.50%
Floor/6.50% Cap + 1.50%),
5.13% , 06/25/55 ........ 261 265,002
Series 5543 , Class FM , (30-day
Average SOFR at 1.50%
Floor/6.50% Cap + 1.50%),
5.13% , 06/25/55 ........ 344 349,426
Series 5563 , Class FA , (30-day
Average SOFR at 1.35%
Floor/6.50% Cap + 1.35%),
4.98% , 08/25/55 ........ 558 562,741
Series 5570 , Class FA , (30-day
Average SOFR at 1.40%
Floor/6.50% Cap + 1.40%),
5.03% , 05/25/55 ........ 380 384,657

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Inflation Protected Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Federal National Mortgage Association
Variable Rate Notes
Series 2024-88 , Class FC , (30-
day Average SOFR at 1.40%
Floor/6.50% Cap + 1.40%),
5.03% , 12/25/54 ........ USD 420 $ 424,227
Series 2024-95 , Class FC , (30-
day Average SOFR at 1.40%
Floor/6.50% Cap + 1.40%),
5.03% , 12/25/54 ........ 107 108,138
Series 2025-18 , Class FH , (30-
day Average SOFR at 1.40%
Floor/6.50% Cap + 1.40%),
5.03% , 08/25/54 ........ 175 177,306
Series 2025-2 , Class FG , (30-day
Average SOFR at 1.45%
Floor/6.50% Cap + 1.45%),
5.08% , 02/25/55 ........ 678 681,279
Series 2025-35 , Class FJ , (30-
day Average SOFR at 1.60%
Floor/6.50% Cap + 1.60%),
5.23% , 05/25/55 ........ 402 409,398
Series 2025-42 , Class FA , (30-
day Average SOFR at 1.50%
Floor/6.50% Cap + 1.50%),
5.13% , 06/25/55 ........ 243 246,795
Series 2025-42 , Class FE , (30-
day Average SOFR at 1.55%
Floor/6.50% Cap + 1.55%),
5.18% , 06/25/55 ........ 454 462,021
13,500,098
Commercial Mortgage-Backed Securities — 0.7%
Federal Home Loan Mortgage Corp.
Variable Rate Notes
(a)(b)
Series 2017-K65 , Class B ,
4.23% , 07/25/50 ........ 2,000 1,984,579
Series 2018-K73 , Class B ,
3.98% , 02/25/51 ........ 1,350 1,323,823
Series 2018-K82 , Class B ,
4.27% , 09/25/28 ........ 2,043 2,001,025
Series 2018-K83 , Class B ,
4.42% , 11/25/51 ........ 2,000 1,964,666
Series 2018-W5FX , Class CFX ,
3.79% , 04/25/28 ........ 696 655,538
Series 2019-K91 , Class B ,
4.40% , 04/25/51 ........ 2,000 1,958,143
Series 2019-K94 , Class B ,
4.10% , 07/25/52 ........ 2,000 1,936,079
Series 2020-K737 , Class B ,
3.44% , 01/25/53 ........ 932 924,930
12,748,783
Mortgage-Backed Securities — 2.0%
Uniform Mortgage-Backed Securities
(k)
3.50% , 07/25/56 - 08/25/56 ... 9,540 8,653,373
5.00% , 07/25/56 .......... 11,435 11,234,908
5.50% , 07/25/56 .......... 14,057 14,101,597
33,989,878
Total U.S. Government Sponsored Agency Securities
—
3 .5%
(Cost: $ 60,462,989 ) .............................. 60,238,759
Security
Par (000)
Pa r (000) Value
U.S. Treasury Obligations
U.S. Treasury Inflation Linked Bonds
3.63% , 04/15/28 ............ USD 20,577 $ 21,092,405
2.50% , 01/15/29 ............ 16,532 16,738,299
3.88% , 04/15/29 ............ 23,035 24,184,804
3.38% , 04/15/32 ............ 8,321 8,956,719
2.13% , 02/15/40 - 02/15/54 ..... 47,494 43,716,551
0.75% , 02/15/42
(l)
........... 24,399 18,612,891
0.63% , 02/15/43 ............ 20,239 14,751,371
1.38% , 02/15/44 ............ 27,356 22,324,914
0.75% , 02/15/45 ............ 30,185 21,427,283
1.00% , 02/15/46 - 02/15/49 ..... 41,367 29,646,260
0.88% , 02/15/47 ............ 18,955 13,315,881
0.25% , 02/15/50 ............ 19,440 10,947,136
0.13% , 02/15/51 - 02/15/52 ..... 28,315 14,864,120
1.50% , 02/15/53
(l)
........... 31,911 24,232,057
2.38% , 02/15/55 - 02/15/56 ..... 34,352 31,619,605
U.S. Treasury Inflation Linked Notes
0.38% , 07/15/27 ............ 43,841 43,107,259
1.25% , 04/15/28 - 04/15/31 ..... 111,552 108,806,072
0.75% , 07/15/28 ............ 15,399 15,055,308
2.38% , 10/15/28 ............ 52,480 53,038,506
0.88% , 01/15/29 ............ 34,664 33,719,619
2.13% , 04/15/29 - 01/15/35 ..... 122,064 122,046,610
0.25% , 07/15/29 ............ 42,678 40,701,177
1.63% , 10/15/29 ............ 54,463 54,078,697
0.13% , 01/15/30 - 01/15/32 ..... 197,671 182,340,258
1.63% , 04/15/30
(m)
........... 60,078 59,344,577
1.13% , 10/15/30 - 01/15/33 ..... 119,533 114,551,553
0.63% , 07/15/32 ............ 60,715 56,226,132
1.38% , 07/15/33 ............ 58,614 56,222,583
1.75% , 01/15/34 ............ 55,977 54,690,719
1.88% , 07/15/34 ............ 65,695 64,747,751
1.88% , 07/15/35
(l)
........... 74,435 72,783,461
1.88% , 01/15/36
(m)
........... 73,955 71,821,388
U.S. Treasury Notes
4.00% , 07/31/30 ............ 22,595 22,430,833
1.88% , 02/15/32 ............ 9,150 8,071,658
4.50% , 11/15/33 ............ 6,895 6,964,219
Total U.S. Treasury Obligations — 90.1%
(Cost: $ 1,606,929,880 ) ........................... 1,557,178,676
Total Long-Term Investments — 105 .8%
(Cost: $ 1,879,397,427 ) ........................... 1,827,939,023
Shares
Shares
Short-Term Securities
Money Market Funds — 0.3%
BlackRock Liquidity Funds, T-Fund,
Institutional Class , 3.54%
(n) (o)
.... 5,603,609 5,603,609
Total Short-Term Securities — 0 .3%
(Cost: $ 5,603,609 ) .............................. 5,603,609

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Inflation Protected Bond Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended June 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Security
Shares
Shares Value
Total Options Purchased — 0.0%
(Cost: $ 13,531 ) ................................ $ 1,915
Total Investments Before Options Written — 106.1%
(Cost: $ 1,885,014,567 ) ........................... 1,833,544,547
Total Options Written — (0.0) %
(Premiums Received — $ (443,171) ) .................. (679,742)
Total Investments Net of Options Written — 106 .1%
(Cost: $ 1,884,571,396 ) ........................... 1,832,864,805
Liabilities in Excess of Other Assets — (6.1) % ............ (104,860,278)
Net Assets — 100.0% .............................. $ 1,728,004,527
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(c)
Non-income producing security.
(d)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)
Zero-coupon bond.
(f)
Convertible security.
(g)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(h)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(i)
Perpetual security with no stated maturity date.
(j)
Issuer filed for bankruptcy and/or is in default.
(k)
Represents or includes a TBA transaction.
(l)
All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(m)
All or a portion of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.
(n)
Affiliate of the Fund.
(o)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
12/31/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/26
Shares
Held at
06/30/26 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class . $ 5,862,041 $ — $ (258,432)
(a)
$ — $ — $ 5,603,609 5,603,609 $ 150,104 $ —
— —
(a)
Represents net amount purchased (sold).
Reverse Repurchase Agreements
Counterparty
Interest
Rate
Trade
Date
Maturity
Date Face Value
Face Value
Including
Accrued Interest
Type of Non-Cash
Underlying Collateral
Remaining Contractual
Maturity of the Agreements
Fixed Income Clearing
Corporation - US Bancorp 3 .72% 06/30/26 07/01/26   $ 58,507,500 $ 58,513,546 U.S. Treasury Obligations Overnight
HSBC Securities (USA), Inc. 3 .73 06/30/26 07/01/26   33,160,000 33,163,436 U.S. Treasury Obligations Overnight
$ 91,667,500 $ 91,676,982

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Inflation Protected Bond Portfolio

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Euro-Bobl ............................................................... 75 09/08/26 $ 9,887 $ 71,544
Euro-Bund .............................................................. 36 09/08/26 5,238 (4,146)
3-mo. SOFR ............................................................. 7 09/15/26 1,685 (9,710)
Australia 10-Year Bond ...................................................... 87 09/15/26 6,615 49,997
Australia 3-Year Bond ....................................................... 111 09/15/26 8,038 16,517
U.S. Treasury 2-Year Note .................................................... 64 09/30/26 13,190 (713)
U.S. Treasury 5-Year Note .................................................... 214 09/30/26 22,891 (4,115)
90-day Australia Bank Accepted Bills ............................................. 21 12/10/26 14,379 (8,708)
3-mo. CORRA ............................................................ 10 03/16/27 1,719 3,172
3-mo. SOFR ............................................................. 64 03/16/27 15,353 (51,953)
3-mo. SOFR ............................................................. 8 06/15/27 1,918 (4,861)
3-mo. SOFR ............................................................. 221 09/14/27 53,010 (406,668)
3-mo. SOFR ............................................................. 60 03/14/28 14,414 (81,109)
(430,753)
Short Contracts
Canada 10-Year Bond ....................................................... 193 09/18/26 16,481 (27,131)
U.S. Treasury 10-Year Note ................................................... 194 09/21/26 21,292 7,291
U.S. Treasury 10-Year Ultra Note ............................................... 260 09/21/26 29,193 (139,250)
U.S. Treasury Long Bond ..................................................... 33 09/21/26 3,731 (49,856)
(208,946)
$ (639,699)
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 815,617 EUR 700,000 Wells Fargo Bank NA 07/02/26 $ 15,797
BRL 9,225,000 USD 1,741,322 Deutsche Bank AG 09/16/26 12,826
USD 8,467,228 AUD 12,003,000 UBS AG 09/16/26 168,483
USD 7,436,414 MXN 129,052,000 Bank of America NA 09/17/26 104,402
USD 2,373,000 PEN 8,047,495 Citibank NA 09/17/26 26,083
327,591
USD 16,233,000 BRL 85,997,564 Deutsche Bank AG 09/16/26 (119,572)
$ 208,019
OTC Interest Rate Swaptions Purchased
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Put
2-Year Interest Rate Swap
(a)
. 5.50% Annual 1-day SONIA Annual Deutsche Bank AG 11/09/26 5 .50 % GBP 9,069 $ 1,915
(a)
Forward settling swaption.

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Inflation Protected Bond Portfolio
Consolidated Schedules of Investments

OTC Interest Rate Swaptions Written
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Put
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 3.85% Annual Citibank NA 10/21/26 3 .85 % USD 17,447 $ (95,474)
10-Year Interest Rate Swap
(a)
6-mo. EURIBOR Semi-Annual 3.52% Annual Barclays Bank plc 11/06/26 3 .52 EUR 5,822 (10,572)
2-Year Interest Rate Swap
(a)
. 1-day SONIA Annual 4.80% Annual Deutsche Bank AG 11/09/26 4 .80 GBP 9,069 (7,969)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.30% Annual Citibank NA 09/20/27 4 .30 USD 85,095 (390,010)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.00% Annual Deutsche Bank AG 12/08/27 4 .00 USD 16,360 (112,951)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.50% Annual Deutsche Bank AG 12/16/27 4 .50 USD 15,810 (62,766)
$ (679,742)
(a)
Forward settling swaption.
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Markit CDX North American High Yield Index
Series 46.V2 ..................... 5 .00 % Quarterly 06/20/31 USD 4,010 $ (328,763) $ (323,159) $ (5,604)
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day SOFR Annual 3.50% Annual N/A 06/10/27 USD 38,850 $ (185,252) $ — $ (185,252)
1-day SOFR At Termination 3.23% At Termination 12/09/26
(a)
12/09/27 USD 19,770 (165,941) 634 (166,575)
1-day
BZDIOVER At Termination 14.38% At Termination N/A 01/02/29 BRL 16,688 26,381 — 26,381
1-day
BZDIOVER At Termination 13.55% At Termination N/A 01/02/35 BRL 5,088 (32,862) — (32,862)
6-mo. EURIBOR Semi-Annual 2.98% Annual N/A 03/17/36 EUR 4,401 42,089 (1,114) 43,203
2.98% Annual 6-mo. EURIBOR Semi-Annual N/A 03/17/66 EUR 1,622 (11,467) 1,221 (12,688)
$ (327,052) $ 741 $ (327,793)
(a)
Forward swap.
Centrally Cleared Inflation Swap s
Paid by the Fund Received by the Fund
Reference Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
U.S. Consumer Price Index
All Items Monthly At Termination 2.41% At Termination 02/24/27 USD 43,949 $ (424,230) $ — $ (424,230)
U.S. Consumer Price Index
All Items Monthly At Termination 2.42% At Termination 02/26/27 USD 21,975 (210,483) — (210,483)
2.75% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 03/11/27 USD 65,924 427,899 — 427,899
3.45% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 05/06/27 USD 34,129 (81,076) 3,353 (84,429)

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Inflation Protected Bond Portfolio

Centrally Cleared Inflation Swaps (continued)
Paid by the Fund Received by the Fund
Reference Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
3.47% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 05/14/27 USD 22,757 $ (92,766) $ — $ (92,766)
3.48% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 05/14/27 USD 22,757 (94,964) — (94,964)
4.51% At Termination
UK Retail Price Index All
Items Monthly At Termination 06/15/27 GBP 26,245 (246,473) (122,466) (124,007)
UK Retail Price Index All
Items Monthly At Termination 3.20% At Termination 07/15/27 GBP 8,855 (57,775) (581) (57,194)
UK Retail Price Index All
Items Monthly At Termination 3.23% At Termination 07/15/27 GBP 8,855 (51,723) 108 (51,831)
UK Retail Price Index All
Items Monthly At Termination 3.28% At Termination 07/15/27 GBP 5,145 (22,747) — (22,747)
UK Retail Price Index All
Items Monthly At Termination 3.30% At Termination 07/15/27 GBP 5,248 (20,440) — (20,440)
UK Retail Price Index All
Items Monthly At Termination 3.32% At Termination 07/15/27 GBP 10,281 (36,659) — (36,659)
UK Retail Price Index All
Items Monthly At Termination 3.43% At Termination 07/15/27 GBP 5,042 (3,058) 27 (3,085)
UK Retail Price Index All
Items Monthly At Termination 3.26% At Termination 08/15/27 GBP 8,586 (21,335) — (21,335)
2.85% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 10/15/27 USD 14,800 9,539 — 9,539
2.85% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 10/15/27 USD 34,000 19,352 — 19,352
2.75% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 01/15/28 USD 29,200 99,377 — 99,377
2.87% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 01/15/28 USD 39,000 (7,297) — (7,297)
2.38% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 02/24/28 USD 43,949 450,218 — 450,218
2.36% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 02/26/28 USD 21,975 235,372 — 235,372
U.S. Consumer Price Index
All Items Monthly At Termination 2.58% At Termination 03/11/28 USD 32,962 (209,753) — (209,753)
U.S. Consumer Price Index
All Items Monthly At Termination 2.58% At Termination 03/11/28 USD 32,962 (206,615) — (206,615)
4.10% At Termination
UK Retail Price Index All
Items Monthly At Termination 03/15/28 GBP 7,018 (79,435) — (79,435)
4.21% At Termination
UK Retail Price Index All
Items Monthly At Termination 03/15/28 GBP 27,895 (394,997) (156,441) (238,556)
4.19% At Termination
UK Retail Price Index All
Items Monthly At Termination 04/15/28 GBP 6,895 (85,516) 26,403 (111,919)
4.20% At Termination
UK Retail Price Index All
Items Monthly At Termination 04/15/28 GBP 8,335 (105,522) (8,561) (96,961)
4.37% At Termination
UK Retail Price Index All
Items Monthly At Termination 04/15/28 GBP 4,600 (78,388) (2,602) (75,786)
3.08% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 04/30/28 USD 9,775 (35,158) (7,207) (27,951)
U.S. Consumer Price Index
All Items Monthly At Termination 3.09% At Termination 05/06/28 USD 34,129 164,340 1,810 162,530
U.S. Consumer Price Index
All Items Monthly At Termination 3.08% At Termination 05/14/28 USD 22,757 138,373 — 138,373
U.S. Consumer Price Index
All Items Monthly At Termination 3.09% At Termination 05/14/28 USD 22,757 143,815 — 143,815
UK Retail Price Index All
Items Monthly At Termination 4.11% At Termination 06/15/28 GBP 26,245 297,943 162,611 135,332
3.02% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 07/15/28 USD 26,000 (138,358) 1,418 (139,776)
2.66% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 03/31/29 USD 5,871 16,143 — 16,143

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Inflation Protected Bond Portfolio
Consolidated Schedules of Investments

Centrally Cleared Inflation Swaps (continued)
Paid by the Fund Received by the Fund
Reference Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
3.34% At Termination
UK Retail Price Index All
Items Monthly At Termination 07/15/29 GBP 8,855 $ 57,674 $ 435 $ 57,239
3.36% At Termination
UK Retail Price Index All
Items Monthly At Termination 07/15/29 GBP 8,855 49,395 1,722 47,673
3.41% At Termination
UK Retail Price Index All
Items Monthly At Termination 07/15/29 GBP 5,145 15,592 — 15,592
3.42% At Termination
UK Retail Price Index All
Items Monthly At Termination 07/15/29 GBP 5,248 12,353 — 12,353
3.43% At Termination
UK Retail Price Index All
Items Monthly At Termination 07/15/29 GBP 10,281 21,416 — 21,416
3.49% At Termination
UK Retail Price Index All
Items Monthly At Termination 07/15/29 GBP 5,042 (6,391) (589) (5,802)
3.37% At Termination
UK Retail Price Index All
Items Monthly At Termination 08/15/29 GBP 8,586 29,392 — 29,392
2.50% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 03/12/30 USD 7,070 49,712 — 49,712
UK Retail Price Index All
Items Monthly At Termination 3.86% At Termination 03/15/30 GBP 7,018 102,160 — 102,160
UK Retail Price Index All
Items Monthly At Termination 3.99% At Termination 03/15/30 GBP 27,895 596,886 238,038 358,848
2.58% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 03/16/30 USD 4,697 18,141 — 18,141
2.57% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 03/17/30 USD 4,697 19,794 — 19,794
2.61% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 03/30/30 USD 4,698 13,893 — 13,893
2.63% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 04/09/30 USD 4,592 8,821 526 8,295
2.63% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 04/09/30 USD 4,592 9,044 — 9,044
2.43% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 04/15/30 USD 5,429 50,300 — 50,300
2.43% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 04/15/30 USD 2,674 24,651 — 24,651
UK Retail Price Index All
Items Monthly At Termination 3.87% At Termination 04/15/30 GBP 8,335 101,516 3,230 98,286
UK Retail Price Index All
Items Monthly At Termination 3.88% At Termination 04/15/30 GBP 6,895 87,507 (30,358) 117,865
U.S. Consumer Price Index
All Items Monthly At Termination 2.78% At Termination 04/30/30 USD 9,775 41,213 4,483 36,730
2.84% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 07/15/30 USD 10,655 (83,926) — (83,926)
2.88% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 07/15/30 USD 10,660 (102,574) — (102,574)
3.32% At Termination
UK Retail Price Index All
Items Monthly At Termination 07/15/30 GBP 4,060 26,426 1,323 25,103
3.35% At Termination
UK Retail Price Index All
Items Monthly At Termination 07/15/30 GBP 4,065 19,257 (347) 19,604
3.39% At Termination
UK Retail Price Index All
Items Monthly At Termination 07/15/30 GBP 2,245 3,973 — 3,973
3.40% At Termination
UK Retail Price Index All
Items Monthly At Termination 07/15/30 GBP 2,290 2,573 — 2,573
3.41% At Termination
UK Retail Price Index All
Items Monthly At Termination 07/15/30 GBP 4,486 4,316 — 4,316
3.46% At Termination
UK Retail Price Index All
Items Monthly At Termination 07/15/30 GBP 2,200 (5,070) (452) (4,618)
3.35% At Termination
UK Retail Price Index All
Items Monthly At Termination 08/15/30 GBP 3,747 7,798 — 7,798
2.63% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 09/09/30 USD 10,950 11,325 — 11,325

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Inflation Protected Bond Portfolio

Centrally Cleared Inflation Swaps (continued)
Paid by the Fund Received by the Fund
Reference Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
UK Retail Price Index All
Items Monthly At Termination 3.75% At Termination 03/15/31 GBP 6,490 $ 121,216 $ 21,924 $ 99,292
2.64% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 03/23/31 USD 3,750 (1,276) (6,951) 5,675
2.52% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 04/10/31 USD 3,737 18,571 154 18,417
UK Retail Price Index All
Items Monthly At Termination 3.80% At Termination 04/15/31 GBP 4,600 89,479 3,982 85,497
2.45% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 06/22/31 USD 3,735 (4,355) (3,283) (1,072)
2.34% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 06/26/31 USD 7,468 25,683 — 25,683
2.75% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 07/15/31 USD 17,800 (120,453) (21) (120,432)
2.50% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 01/15/32 USD 8,275 28,711 — 28,711
2.46% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 01/15/34 USD 6,388 17,337 — 17,337
UK Retail Price Index All
Items Monthly At Termination 3.20% At Termination 07/15/35 GBP 4,060 14,671 (996) 15,667
UK Retail Price Index All
Items Monthly At Termination 3.21% At Termination 07/15/35 GBP 4,065 20,792 (1,833) 22,625
UK Retail Price Index All
Items Monthly At Termination 3.24% At Termination 07/15/35 GBP 2,290 20,110 — 20,110
UK Retail Price Index All
Items Monthly At Termination 3.24% At Termination 07/15/35 GBP 4,486 38,831 — 38,831
UK Retail Price Index All
Items Monthly At Termination 3.24% At Termination 07/15/35 GBP 2,245 20,265 — 20,265
UK Retail Price Index All
Items Monthly At Termination 3.27% At Termination 07/15/35 GBP 2,200 27,545 1,155 26,390
UK Retail Price Index All
Items Monthly At Termination 3.20% At Termination 08/15/35 GBP 3,747 23,347 — 23,347
3.08% At Termination
UK Retail Price Index All
Items Monthly At Termination 01/15/36 GBP 9,530 143,656 49,193 94,463
3.45% At Termination
UK Retail Price Index All
Items Monthly At Termination 03/15/36 GBP 6,490 (194,363) (21,049) (173,314)
2.61% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 05/06/36 USD 3,982 (46,511) 666 (47,177)
2.39% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 06/24/36 USD 2,270 (2,647) — (2,647)
UK Retail Price Index All
Items Monthly At Termination 3.13% At Termination 01/15/56 GBP 8,355 (130,182) (40,767) (89,415)
2.40% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 06/10/56 USD 2,054 (27,681) — (27,681)
Harmonised Index of
Consumer Prices ex.
Tobacco All Items Monthly At Termination 2.28% At Termination 06/15/56 EUR 1,595 — (562) 562
Harmonised Index of
Consumer Prices ex.
Tobacco All Items Monthly At Termination 2.34% At Termination 06/15/56 EUR 1,284 20,856 — 20,856
2.30% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 06/29/56 USD 2,542 2,818 — 2,818
$ 591,190 $ 117,495 $ 473,695
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day BZDIOVER ..................................... Overnight Brazil CETIP — Interbank Rate 0 .05%
1-day SOFR ......................................... Secured Overnight Financing Rate 3 .63

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Inflation Protected Bond Portfolio
Consolidated Schedules of Investments

Derivative Financial Instruments Categorized by Risk Exposure
Reference Index Reference Rate
1-day SONIA ......................................... Sterling Overnight Index Average 3 .73%
6-mo. EURIBOR ...................................... Euro Interbank Offered Rate 2 .57
Balances Reported in the Consolidated Statements of Assets and Liabilities for Centrally Cleared Swaps and Options Written
Description
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation Value
Centrally Cleared Swaps
(a)
............................................ $ 524,416 $ (729,339) $ 3,640,156 $ (3,499,858) $ —
Options Written ................................................... N/A N/A 52,851 (289,422) (679,742)
(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Consolidated Schedule of Investments. Only current day’s variation margin is reported within the Consolidated Statements of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.
As of period end, the fair values of derivative financial instruments located in the Consolidated Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ — $ — $ 148,521 $ — $ 148,521
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency
exchange contracts ...................... — — — 327,591 — — 327,591
Options purchased
(b)
Investments at value — unaffiliated
(c)
............ — — — — 1,915 — 1,915
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps
(a)
. — — — — 69,584 3,570,572 3,640,156
$ — $ — $ — $ 327,591 $ 220,020 $ 3,570,572 $ 4,118,183
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
...... $ — $ — $ — $ — $ 788,220 $ — $ 788,220
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency
exchange contracts ...................... — — — 119,572 — — 119,572
Options written
(b)
Options written at value ..................... — — — — 679,742 — 679,742
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps
(a)
. — 5,604 — — 397,377 3,096,877 3,499,858
$ — $ 5,604 $ — $ 119,572 $ 1,865,339 $ 3,096,877 $ 5,087,392
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Consolidated Schedule of Investments. In the Consolidated
Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
(b)
Includes forward settling swaptions.
(c)
Includes options purchased at value as reported in the Consolidated Schedule of Investments.
For the period ended June 30, 2026, the effect of derivative financial instruments in the Consolidated Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures c ontracts ....................... $ — $ — $ — $ — $ 662,215 $ — $ 662,215
Forward foreign currency exchange contracts .... — — — (373,707) — — (373,707)
Options purchased
(a)
..................... — — — — (48,553) — (48,553)
Options written ........................ — — — 448 (25,932) — (25,484)
Swaps .............................. — 8,086,815 (4,133,997) — 443,039 (3,493,314) 902,543
$ — $ 8,086,815 $ (4,133,997) $ (373,259) $ 1,030,769 $ (3,493,314) $ 1,117,014

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Inflation Protected Bond Portfolio

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Consolidated Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Change in Unrealized Appreciation
(Depreciation) on
Futures c ontracts ....................... $ — $ — $ — $ — $ (870,059) $ — $ (870,059)
Forward foreign currency exchange contracts .... — — — 53,585 — — 53,585
Options purchased
(b)
..................... — — — — (3,596) — (3,596)
Options written ........................ — — — — (267,420) — (267,420)
Swaps .............................. — (5,604) — — (469,189) 1,842,984 1,368,191
$ — $ (5,604) $ — $ 53,585 $ (1,610,264) $ 1,842,984 $ 280,701
(a)
Options purchased are included in net realized gain (loss) from investments — unaffiliated.
(b)
Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 223,338,198
Average notional value of contracts — short ................................................................................. 65,556,390
Forward foreign currency exchange contracts
Average amounts purchased — in USD .................................................................................... 42,573,703
Average amounts sold — in USD ........................................................................................ 9,717,085
Options
Average value of option contracts written ................................................................................... 26,604
Average notional value of swaption contracts purchased ......................................................................... 25,439,788
Average notional value of swaption contracts written ........................................................................... 227,139,986
Credit default swaps
Average notional value — buy protection ................................................................................... 5,049,000
Interest rate swaps
Average notional value — pays fixed rate ................................................................................... 33,284,379
Average notional value — receives fixed rate ................................................................................ 76,900,877
Inflation swaps
Average notional value — pays fixed rate ................................................................................... 616,373,342
Average notional value — receives fixed rate ................................................................................ 374,984,351
The Fund's derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments $ —
Futures contracts .................................................................................... $ 198,122 $ 44,021
Forward f oreign currency exchange contracts ................................................................. 327,591 119,572
Options
(a) (b)
........................................................................................ 1,915 679,742
Swaps — centrally cleared .............................................................................. 343,846 —
Total derivative assets and liabilities in the Consolidated Statements of Assets and Liabilities ...................................
$ 871,474 $ 843,335
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") ........................................
(541,968) (44,021)
Total derivative assets and liabilities subject to an MNA ............................................................
$ 329,506 $ 799,314
(a)
Includes options purchased at value which is included in Investments at value – unaffiliated in the Consolidated Statements of Assets and Liabilities and reported in the Consolidated Schedule of Investments.
(b)
Includes forward settling swaptions.

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Inflation Protected Bond Portfolio
Consolidated Schedules of Investments

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Consolidated Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Consolidated Schedule of Investments above.
The following tables present the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty
Derivative
Assets
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Received
Cash
Collateral
Received
Net Amount
of Derivative
Assets
(b)(c)
Bank of America NA ............................... $ 104,402 $ — $ — $ — $ 104,402
Citibank NA ..................................... 26,083 (26,083) — — —
Deutsche Bank AG ................................ 14,741 (14,741) — — —
UBS AG ....................................... 168,483 — — — 168,483
Wells Fargo Bank NA .............................. 15,797 — — — 15,797
$ 329,506 $ (40,824) $ — $ — $ 288,682
Counterparty
Derivative
Liabilities
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Pledged
(d)
Cash
Collateral
Pledged
Net Amount of
Derivative
Liabilities
(b)(e)
Barclays Bank plc ................................ $ 10,572 $ — $ — $ — $ 10,572
Citibank NA ..................................... 485,484 (26,083) (459,401) — —
Deutsche Bank AG ................................ 303,258 (14,741) (288,517) — —
$ 799,314 $ (40,824) $ (747,918) $ — $ 10,572
(a)
The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)
Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(c)
Net amount represents the net amount receivable from the counterparty in the event of default.
(d)
Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(e)
Net amount represents the net amount payable due to the counterparty in the event of default.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities ................................... $ — $ 59,528,409 $ — $ 59,528,409
Common Stocks
China ............................................... 396 2,034 — 2,430
Corporate Bonds ........................................ — 35,862,451 — 35,862,451
Floating Rate Loan Interests ................................. — 1,654,409 — 1,654,409
Foreign Government Obligations .............................. — 28,955,096 — 28,955,096
Non-Agency Mortgage-Backed Securities ........................ — 83,004,383 — 83,004,383
Preferred Securities ....................................... — 1,514,410 — 1,514,410
U.S. Government Sponsored Agency Securities .................... — 60,238,759 — 60,238,759
U.S. Treasury Obligations ................................... — 1,557,178,676 — 1,557,178,676
Short-Term Securities
Money Market Funds ...................................... 5,603,609 — — 5,603,609
Options Purchased
Interest rate contracts ...................................... — 1,915 — 1,915
$ 5,604,005 $ 1,827,940,542 $ — $ 1,833,544,547
Derivative Financial Instruments
(a)
Assets
Foreign currency exchange contracts ............................ $ — $ 327,591 $ — $ 327,591
Interest rate contracts ....................................... 148,521 69,584 — 218,105
Other contracts ........................................... — 3,570,572 — 3,570,572

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Inflation Protected Bond Portfolio

See notes to consolidated financial statements.
Level 1 Level 2 Level 3 Total
Liabilities
Credit contracts ........................................... $ — $ (5,604) $ — $ (5,604)
Foreign currency exchange contracts ............................ — (119,572) — (119,572)
Interest rate contracts ....................................... (788,220) (1,077,119) — (1,865,339)
Other contracts ........................................... — (3,096,877) — (3,096,877)
$ (639,699) $ (331,425) $ — $ (971,124)
(a)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.
The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial statement purposes. As of period end, reverse repurchase agreements of $91,676,982 are categorized as Level 2 within the fair value hierarchy.
Fair Value Hierarchy as of Period End (continued)

Consolidated Schedule of Investments
(unaudited)
June 30, 2026
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Pa r (000) Value
Asset-Backed Securities
Australia — 0.2%
(a)(b)
Allied Credit ABS Trust
Series 2026-1, Class A, (1-mo. ASX
Australia Bank Bill Short Term
Rates Mid at 0.00% Floor +
1.03%), 5.33%, 04/17/34 .... AUD 12,492 $ 8,646,139
Series 2026-1, Class B, (1-mo. ASX
Australia Bank Bill Short Term
Rates Mid at 0.00% Floor +
1.35%), 5.65%, 04/17/34 .... 2,282 1,579,042
Series 2026-1, Class C, (1-mo.
ASX Australia Bank Bill Short
Term Rates Mid at 0.00% Floor +
1.55%), 5.85%, 04/17/34 .... 668 461,981
Series 2026-1, Class D, (1-mo.
ASX Australia Bank Bill Short
Term Rates Mid at 0.00% Floor +
1.75%), 6.05%, 04/17/34 .... 583 402,986
Household Capital RMBS, Series 2025-
1, Class A, (3-mo. ASX Australia
Bank Bill Short Term Rates Mid
at 0.00% Floor + 1.90%), 6.23%,
07/21/87 ................. 5,221 3,603,368
Latitude Australia Credit Card Master
Trust
Series 2025-1, Class A, (1-mo. ASX
Australia Bank Bill Short Term
Rates Mid at 0.00% Floor +
1.15%), 5.45%, 11/22/37 ..... 16,998 11,793,044
Series 2025-1, Class B, (1-mo. ASX
Australia Bank Bill Short Term
Rates Mid at 0.00% Floor +
1.40%), 5.70%, 11/22/37 ..... 6,791 4,704,664
Series 2026-1, Class C, (1-mo.
ASX Australia Bank Bill Short
Term Rates Mid at 0.00% Floor +
1.65%), 5.95%, 09/22/38 .... 822 568,252
Series 2026-1, Class D, (1-mo.
ASX Australia Bank Bill Short
Term Rates Mid at 0.00% Floor +
1.85%), 6.15%, 09/22/38 .... 1,501 1,037,045
Metro Finance Trust
Series 2025-1, Class A, (1-mo. ASX
Australia Bank Bill Short Term
Rates Mid at 0.00% Floor +
1.17%), 5.47%, 10/15/31 .... 6,328 4,391,264
Series 2025-1, Class B, (1-mo. ASX
Australia Bank Bill Short Term
Rates Mid at 0.00% Floor +
1.55%), 5.85%, 10/15/31 .... 1,640 1,138,429
Series 2025-1, Class C, (1-mo.
ASX Australia Bank Bill Short
Term Rates Mid at 0.00% Floor +
1.90%), 6.20%, 10/15/31 .... 500 348,252
Series 2026-1, Class A, (1-mo. ASX
Australia Bank Bill Short Term
Rates Mid at 0.00% Floor +
1.07%), 5.37%, 02/16/33 .... 9,604 6,647,546
Series 2026-1, Class B, (1-mo. ASX
Australia Bank Bill Short Term
Rates Mid at 0.00% Floor +
1.40%), 5.70%, 02/16/33 .... 1,000 692,039
Series 2026-1, Class C, (1-mo.
ASX Australia Bank Bill Short
Term Rates Mid at 0.00% Floor +
1.60%), 5.90%, 02/16/33 .... 970 671,009
Security
Par (000)
Par (000) Value
Australia (continued)
Panorama Auto Trust
Series 2025-1, Class A, (1-mo. ASX
Australia Bank Bill Short Term
Rates Mid at 0.00% Floor +
0.97%), 5.27%, 03/15/33 .... AUD 7,675 $ 5,313,973
Series 2025-1, Class B, (1-mo. ASX
Australia Bank Bill Short Term
Rates Mid at 0.00% Floor +
1.35%), 5.65%, 03/15/33 .... 8,483 5,880,077
Series 2025-1, Class C, (1-mo.
ASX Australia Bank Bill Short
Term Rates Mid at 0.00% Floor +
1.55%), 5.85%, 03/15/33 .... 1,724 1,195,629
Series 2025-1, Class E, (1-mo. ASX
Australia Bank Bill Short Term
Rates Mid at 0.00% Floor +
3.40%), 7.70%, 03/15/33 .... 500 349,166
Series 2025-3, Class A, (1-mo. ASX
Australia Bank Bill Short Term
Rates Mid at 0.00% Floor +
0.87%), 5.17%, 09/15/33 .... 9,841 6,800,454
Series 2025-3, Class B, (1-mo. ASX
Australia Bank Bill Short Term
Rates Mid at 0.00% Floor +
1.15%), 5.45%, 09/15/33 .... 4,803 3,312,554
Series 2025-3, Class C, (1-mo.
ASX Australia Bank Bill Short
Term Rates Mid at 0.00% Floor +
1.35%), 5.65%, 09/15/33 .... 3,242 2,241,007
Series 2025-4, Class A, (1-mo. ASX
Australia Bank Bill Short Term
Rates Mid at 0.00% Floor +
0.93%), 5.23%, 04/20/34 .... 21,265 14,707,100
Series 2025-4, Class B, (1-mo. ASX
Australia Bank Bill Short Term
Rates Mid at 0.00% Floor +
1.35%), 5.65%, 04/20/34 .... 5,716 3,957,460
Series 2025-4, Class C, (1-mo.
ASX Australia Bank Bill Short
Term Rates Mid at 0.00% Floor +
1.50%), 5.80%, 04/20/34 .... 3,646 2,521,334
Series 2026-1, Class C, (1-mo.
ASX Australia Bank Bill Short
Term Rates Mid at 0.00% Floor +
1.50%), 5.80%, 03/15/34 .... 2,395 1,656,785
Series 2026-2, Class C, (1-mo.
ASX Australia Bank Bill Short
Term Rates Mid at 0.00% Floor +
1.60%), 5.97%, 05/20/34 .... 2,243 1,550,643
Series 2026-2, Class D, (1-mo.
ASX Australia Bank Bill Short
Term Rates Mid at 0.00% Floor +
1.80%), 6.17%, 05/20/34 .... 1,382 954,914
Series 2026-2, Class E, (1-mo. ASX
Australia Bank Bill Short Term
Rates Mid at 0.00% Floor +
3.05%), 7.42%, 05/20/34 .... 986 680,957
RAF ABS
Series 2025-1, Class A, (1-mo. ASX
Australia Bank Bill Short Term
Rates Mid at 0.00% Floor +
0.95%), 5.26%, 12/09/31 .... 9,232 6,390,311
Series 2025-1, Class B, (1-mo. ASX
Australia Bank Bill Short Term
Rates Mid at 0.00% Floor +
1.25%), 5.56%, 12/09/31 .... 1,250 865,420

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Australia (continued)
Series 2025-1, Class C, (1-mo.
ASX Australia Bank Bill Short
Term Rates Mid at 0.00% Floor +
1.45%), 5.76%, 12/09/31 .... AUD 700 $ 484,848
105,547,692
Bermuda — 0.1%
(a)(c)
OHA Credit Funding 11 Ltd., Series
2022-11A, Class ER, (3-mo. CME
Term SOFR at 5.40% Floor +
5.40%), 9.08%, 07/19/37 ....... USD 250 247,370
OHA Credit Funding 13 Ltd., Series
2022-13A, Class ER, (3-mo. CME
Term SOFR at 5.40% Floor +
5.40%), 9.08%, 07/20/37 ....... 7,675 7,601,624
RR 24 Ltd.
Series 2022-24A, Class A1A2, (3-
mo. CME Term SOFR at 1.31%
Floor + 1.31%), 4.98%, 01/15/37 2,000 2,002,500
Series 2022-24A, Class SUB,
0.00%, 01/15/2123 ........ 9,750 4,060,193
RR 33 Ltd.
Series 2024-33A, Class A1B, (3-mo.
CME Term SOFR at 1.58% Floor
+ 1.58%), 5.25%, 10/15/39 ... 2,000 2,004,821
Series 2024-33A, Class D, (3-mo.
CME Term SOFR at 5.50% Floor
+ 5.50%), 9.17%, 10/15/39 ... 3,425 3,420,312
Symphony CLO 39 Ltd., Series 2023-
39A, Class AR, (3-mo. CME Term
SOFR at 1.33% Floor + 1.33%),
5.00%, 01/25/38 ............ 1,500 1,502,262
Symphony CLO 40 Ltd.
Series 2023-40A, Class AR, (3-mo.
CME Term SOFR at 1.31% Floor
+ 1.31%), 4.98%, 01/05/38 ... 2,100 2,102,613
Series 2023-40A, Class D1R, (3-mo.
CME Term SOFR at 2.65% Floor
+ 2.65%), 6.32%, 01/05/38 ... 1,840 1,846,845
Tikehau US CLO VI Ltd., Series 2024-
1A, Class C, (3-mo. CME Term
SOFR at 2.20% Floor + 2.20%),
5.88%, 07/18/37 ............ 8,000 8,007,922
Trinitas CLO XXIII Ltd.
Series 2023-23A, Class A1R, (3-mo.
CME Term SOFR at 1.31% Floor
+ 1.31%), 4.99%, 10/20/38 ... 3,750 3,754,737
Series 2023-23A, Class D1R, (3-mo.
CME Term SOFR at 2.90% Floor
+ 2.90%), 6.58%, 10/20/38 ... 2,000 2,002,793
Series 2023-23A, Class ER, (3-mo.
CME Term SOFR at 5.80% Floor
+ 5.80%), 9.48%, 10/20/38 ... 1,000 998,919
Trinitas CLO XXIV Ltd., Series 2024-
24A, Class A1R, (3-mo. CME Term
SOFR at 1.26% Floor + 1.26%),
4.88%, 04/25/39 ............ 9,500 9,509,825
Trinitas CLO XXV Ltd.
Series 2023-25A, Class A1R, (3-mo.
CME Term SOFR at 1.24% Floor
+ 1.24%), 4.91%, 01/23/39 ... 3,500 3,502,800
Series 2023-25A, Class CR, (3-mo.
CME Term SOFR at 1.95% Floor
+ 1.95%), 5.62%, 01/23/39 ... 2,000 2,006,787
Security
Par (000)
Par (000) Value
Bermuda (continued)
Series 2023-25A, Class ER, (3-mo.
CME Term SOFR at 5.70% Floor
+ 5.70%), 9.37%, 01/23/39 ... USD 2,000 $ 1,990,084
56,562,407
Canada — 0.0%
Financeit Securitization LP
(c)
Series 2026-1, Class A, 4.04%,
05/25/51 ............... CAD 22,894 14,764,027
Series 2026-1, Class D, 8.12%,
05/25/51 ............... 4,095 3,987,850
18,751,877
Cayman Islands — 5.5%
522 Funding CLO Ltd., Series 2020-6A,
Class BR2, (3-mo. CME Term SOFR
at 1.65% Floor + 1.65%), 5.32%,
10/23/34
(a) (c)
............... USD 1,700 1,700,166
AB BSL CLO 3 Ltd., Series 2021-3A,
Class A1R, (3-mo. CME Term SOFR
at 1.25% Floor + 1.25%), 4.93%,
04/20/38
(a) (c)
............... 3,000 3,003,004
Abry Liquid Credit CLO Ltd., Series
2025-2A, Class A1, (3-mo. CME
Term SOFR at 1.31% Floor +
1.31%), 4.99%, 01/15/38
(a) (c)
.... 2,000 2,002,579
ACREC LLC, Series 2026-FL4, Class
A, (1-mo. CME Term SOFR at 1.45%
Floor + 1.45%), 5.09%, 01/18/43
(a) (c)
7,000 6,995,079
AGL CLO 10 Ltd., Series 2021-10A,
Class A1R2, (3-mo. CME Term
SOFR at 1.17% Floor + 1.17%),
4.84%, 04/15/39
(a) (c)
.......... 1,750 1,749,446
AGL CLO 11 Ltd.
(a)(c)
Series 2021-11A, Class A1R, (3-mo.
CME Term SOFR at 1.27% Floor
+ 1.27%), 4.94%, 10/15/38 ... 1,510 1,512,258
Series 2021-11A, Class D1R, (3-mo.
CME Term SOFR at 2.85% Floor
+ 2.85%), 6.52%, 10/15/38 ... 750 726,235
AGL CLO 16 Ltd., Series 2021-16A,
Class AR, (3-mo. CME Term SOFR
at 0.95% Floor + 0.95%), 4.63%,
01/20/35
(a) (c)
............... 1,465 1,463,976
AGL CLO 19 Ltd., Series 2022-19A,
Class D2R, (3-mo. CME Term SOFR
at 4.40% Floor + 4.40%), 8.07%,
07/21/38
(a) (c)
............... 1,000 967,882
AGL CLO 37 Ltd., Series 2024-37A,
Class A1, (3-mo. CME Term SOFR
at 1.24% Floor + 1.24%), 4.90%,
04/22/38
(a) (c)
............... 2,250 2,251,917
AGL CLO 40 Ltd., Series 2025-40A,
Class A1, (3-mo. CME Term SOFR
at 1.24% Floor + 1.24%), 4.90%,
07/22/38
(a) (c)
............... 250 250,337
AGL CLO 43 Ltd., Series 2025-43A,
Class A1, (3-mo. CME Term SOFR
at 1.26% Floor + 1.26%), 4.93%,
09/10/38
(a) (c)
............... 125 125,313
AGL CLO 5 Ltd., Series 2020-5A, Class
D2R3, (3-mo. CME Term SOFR
at 3.95% Floor + 3.95%), 7.63%,
01/20/39
(a) (c)
............... 350 339,399

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
AGL CLO 6 Ltd., Series 2020-6A, Class
A1R2, (3-mo. CME Term SOFR
at 1.28% Floor + 1.28%), 4.96%,
04/20/38
(a) (c)
............... USD 2,900 $ 2,904,367
AGL Core CLO 36 Ltd.
(a)(c)
Series 2024-36A, Class A, (3-mo.
CME Term SOFR at 1.28% Floor
+ 1.28%), 4.95%, 01/23/38 ... 2,500 2,503,750
Series 2024-36A, Class X, (3-mo.
CME Term SOFR at 0.95% Floor
+ 0.95%), 4.62%, 01/23/38 ... 825 824,979
AGL Core CLO 8 Ltd., Series 2020-8A,
Class A1R2, (3-mo. CME Term
SOFR at 1.33% Floor + 1.33%),
5.01%, 01/20/38
(a) (c)
.......... 2,500 2,503,762
AIMCO CLO, Series 2018-AA, Class
AR, (3-mo. CME Term SOFR at
1.31% Floor + 1.31%), 4.99%,
10/17/37
(a) (c)
............... 7,255 7,264,159
AIMCO CLO 10 Ltd., Series 2019-10A,
Class SUB, 0.00%, 07/22/39
(a) (c)
.. 2,397 1,202,755
AIMCO CLO 14 Ltd.
(a)(c)
Series 2021-14A, Class D2R, (3-mo.
CME Term SOFR at 3.75% Floor
+ 3.70%), 7.38%, 10/20/38 ... 2,000 1,990,469
Series 2021-14A, Class SUB,
0.00%, 10/20/38 .......... 20,000 12,212,400
AIMCO CLO 15 Ltd., Series 2021-15A,
Class AR, (3-mo. CME Term SOFR
at 1.20% Floor + 1.20%), 4.88%,
04/17/38
(a) (c)
............... 3,000 3,001,438
AIMCO CLO 23 Ltd., Series 2025-23A,
Class A, (3-mo. CME Term SOFR
at 1.13% Floor + 1.13%), 4.81%,
04/20/38
(a) (c)
............... 459 458,712
AIMCO CLO 27 Ltd.
(a)(c)
Series 2026-27A, Class A1, (3-mo.
CME Term SOFR at 1.14% Floor
+ 1.14%), 4.82%, 04/20/39 ... 18,250 18,232,133
Series 2026-27A, Class E, (3-mo.
CME Term SOFR at 4.80% Floor
+ 4.80%), 8.48%, 04/20/39 ... 2,000 1,996,408
Series 2026-27A, Class SUB,
0.00%, 04/20/39 .......... 44,460 36,517,221
Allegro CLO XII Ltd., Series 2020-1A,
Class A1R, (3-mo. CME Term SOFR
at 1.44% Floor + 1.44%), 5.11%,
07/21/37
(a) (c)
............... 3,200 3,206,844
ALM VII Ltd., Series 2012-7A, Class
SUB, 0.00%, 10/15/2116
(a) (c) (d) (e) (f)
. 12,160 1
AMMC CLO 25 Ltd., Series 2022-25A,
Class A1R2, (3-mo. CME Term
SOFR at 1.30% Floor + 1.30%),
4.97%, 10/15/38
(a) (c)
.......... 4,650 4,655,340
Anchorage Capital CLO 11 Ltd., Series
2019-11A, Class DR2, (3-mo.
CME Term SOFR at 3.75% Floor +
3.75%), 7.41%, 07/22/37
(a) (c)
.... 2,500 2,499,041
Anchorage Capital CLO 15 Ltd., Series
2020-15A, Class A1R2, (3-mo.
CME Term SOFR at 1.41% Floor +
1.41%), 5.09%, 07/20/38
(a) (c)
.... 7,250 7,261,251
Anchorage Capital CLO 17 Ltd.
(a)(c)
Series 2021-17A, Class A1R, (3-mo.
CME Term SOFR at 1.23% Floor
+ 1.23%), 4.90%, 02/15/38 ... 7,000 7,002,690
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Series 2021-17A, Class BR, (3-mo.
CME Term SOFR at 1.65% Floor
+ 1.65%), 5.32%, 02/15/38 ... USD 1,750 $ 1,752,929
Anchorage Capital CLO 18 Ltd., Series
2021-18A, Class A1R, (3-mo.
CME Term SOFR at 1.25% Floor +
1.25%), 4.94%, 07/15/39
(a) (c)
.... 21,750 21,760,875
Anchorage Capital CLO 19 Ltd., Series
2021-19A, Class A1R, (3-mo.
CME Term SOFR at 1.35% Floor +
1.35%), 5.02%, 10/15/38
(a) (c)
.... 9,750 9,769,500
Anchorage Capital CLO 20 Ltd., Series
2021-20A, Class A1R, (3-mo.
CME Term SOFR at 1.10% Floor +
1.10%), 4.78%, 01/20/35
(a) (c)
.... 1,000 1,000,129
Anchorage Capital CLO 29 Ltd.
(a)(c)
Series 2024-29A, Class A1R, (3-mo.
CME Term SOFR + 1.26%),
4.92%, 03/31/39 .......... 3,840 3,842,197
Series 2024-29A, Class ER, (3-mo.
CME Term SOFR + 6.35%),
10.01%, 03/31/39 ......... 2,250 2,271,784
Anchorage Capital CLO 30 Ltd.,
Series 2024-30A, Class B, (3-mo.
CME Term SOFR at 1.75% Floor +
1.75%), 5.43%, 01/20/37
(a) (c)
.... 1,375 1,376,651
Anchorage Capital CLO 31 Ltd.
(a)(c)
Series 2025-31A, Class A1, (3-mo.
CME Term SOFR at 1.30% Floor
+ 1.30%), 4.98%, 10/20/38 ... 39,750 39,801,647
Series 2025-31A, Class D1, (3-mo.
CME Term SOFR at 2.85% Floor
+ 2.85%), 6.53%, 10/20/38 ... 2,000 2,005,686
Anchorage Capital CLO 37 Ltd.,
Series 2026-37A, Class D, (3-mo.
CME Term SOFR at 3.10% Floor +
3.10%), 6.81%, 04/20/39
(a) (c)
.... 2,185 2,202,415
Anchorage Capital CLO 9 Ltd., Series
2016-9X, Class SUB, 0.00%,
01/15/29
(a) (b)
............... 7,500 1,258,275
Anchorage Credit Funding 10 Ltd.,
Series 2020-10A, Class AV, 3.62%,
04/25/38
(c)
................ 19,395 19,109,589
Anchorage Credit Funding 12 Ltd.,
Series 2020-12A, Class A1, 3.18%,
10/25/38
(c)
................ 18,358 17,911,457
Anchorage Credit Funding 13 Ltd.,
Series 2021-13A, Class A1, 2.88%,
07/27/39
(c)
................ 25,970 24,556,409
Anchorage Credit Funding 14 Ltd.
(c)
Series 2021-14A, Class A, 3.00%,
01/21/40 ............... 20,750 20,141,214
Series 2021-14A, Class SUB,
0.00%, 01/21/40
(a)
......... 10,000 5,947,000
Anchorage Credit Funding 3 Ltd.
(c)
Series 2016-3A, Class A1R, 2.87%,
01/28/39 ............... 21,237 20,411,268
Series 2016-3A, Class A2R, (3-mo.
CME Term SOFR at 2.10% Floor
+ 2.36%), 6.03%, 01/28/39
(a)
.. 4,870 4,882,202
Series 2016-3A, Class SUBR,
0.00%, 01/28/39
(a)
......... 7,500 3,946,994
Anchorage Credit Funding 4 Ltd.,
Series 2016-4A, Class AR, 2.72%,
04/27/39
(c)
................ 14,250 13,488,275

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Anchorage Credit Funding 9 Ltd.,
Series 2019-9A, Class AV, 3.79%,
10/25/37
(c)
................ USD 4,155 $ 4,131,634
Antares CLO Ltd.
(a)(c)
Series 2018-1A, Class A1R, (3-mo.
CME Term SOFR at 1.37% Floor
+ 1.37%), 5.05%, 04/20/38 ... 4,970 4,966,358
Series 2018-3A, Class A2R, (3-mo.
CME Term SOFR at 1.80% Floor
+ 1.80%), 5.48%, 07/20/36 ... 3,600 3,601,040
Series 2019-2A, Class A1R, (3-mo.
CME Term SOFR at 1.95% Floor
+ 1.95%), 5.62%, 01/23/36 ... 16,470 16,486,683
Apidos CLO LIII, Series 2025-53A,
Class A1, (3-mo. CME Term SOFR
at 1.32% Floor + 1.32%), 5.00%,
07/20/38
(a) (c)
............... 9,750 9,769,471
Apidos CLO LIV
(a)(c)
Series 2025-54A, Class A1, (3-mo.
CME Term SOFR at 1.30% Floor
+ 1.30%), 4.98%, 10/20/38 ... 3,040 3,045,648
Series 2025-54A, Class D1, (3-mo.
CME Term SOFR at 2.65% Floor
+ 2.65%), 6.33%, 10/20/38 ... 3,000 3,003,319
Series 2025-54A, Class D2, (3-mo.
CME Term SOFR at 3.90% Floor
+ 3.90%), 7.58%, 10/20/38 ... 750 750,907
Apidos CLO XXXI, Series 2019-31A,
Class AR2, (3-mo. CME Term SOFR
at 1.17% Floor + 1.17%), 4.84%,
04/15/39
(a) (c)
............... 2,000 2,000,136
Apidos CLO XXXIX Ltd.
(a)(c)
Series 2022-39A, Class A1R, (3-mo.
CME Term SOFR at 1.23% Floor
+ 1.23%), 4.90%, 10/21/38 ... 1,420 1,421,278
Series 2022-39A, Class D1R, (3-mo.
CME Term SOFR at 2.60% Floor
+ 2.60%), 6.27%, 10/21/38 ... 2,500 2,454,477
Apidos CLO XXXVII, Series 2021-37A,
Class E, (3-mo. CME Term SOFR
at 6.30% Floor + 6.56%), 10.23%,
10/22/34
(a) (c)
............... 850 860,986
Apidos Loan Fund Ltd., Series 2024-1A,
Class A1R, (3-mo. CME Term SOFR
at 1.25% Floor + 1.25%), 4.92%,
10/25/38
(a) (c)
............... 240 240,361
Arbor Realty Collateralized Loan
Obligation Ltd., Series 2025-BTR1,
Class A, (1-mo. CME Term SOFR
at 1.93% Floor + 1.93%), 5.57%,
01/20/41
(a) (c)
............... 2,471 2,471,511
AREIT Ltd., Series 2025-CRE10, Class
A, (1-mo. CME Term SOFR at 1.39%
Floor + 1.39%), 5.02%, 12/17/29
(a) (c)
3,710 3,709,759
Ares Loan Funding I Ltd.
(a)(c)
Series 2021-ALFA, Class AR, (3-mo.
CME Term SOFR at 1.17% Floor
+ 1.17%), 4.84%, 04/15/39 ... 6,750 6,747,359
Series 2021-ALFA, Class D2R, (3-
mo. CME Term SOFR at 4.00%
Floor + 4.00%), 7.67%, 04/15/39 1,000 976,709
Series 2021-ALFA, Class ER, (3-mo.
CME Term SOFR at 5.10% Floor
+ 5.10%), 8.77%, 04/15/39 ... 1,750 1,696,821
Series 2021-ALFA, Class SUB,
0.00%, 10/15/34 .......... 27,870 9,466,882
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Ares Loan Funding IX Ltd.
(a)(c)
Series 2025-ALF9A, Class A1, (3-
mo. CME Term SOFR at 1.18%
Floor + 1.18%), 4.85%, 03/31/38 USD 12,850 $ 12,843,575
Series 2025-ALF9A, Class E, (3-mo.
CME Term SOFR at 5.00% Floor
+ 5.00%), 8.67%, 03/31/38 ... 3,250 3,208,093
Ares Loan Funding VI Ltd.
(a)(c)
Series 2024-ALF6AR, Class A1R,
(3-mo. CME Term SOFR at
1.25% Floor + 1.25%), 0.00%,
07/15/39 ............... 10,000 10,000,000
Series 2024-ALF6AR, Class ER, (3-
mo. CME Term SOFR at 6.42%
Floor + 6.42%), 0.00%, 07/15/39 1,000 995,000
Ares LXIII CLO Ltd., Series 2022-63A,
Class A1R, (3-mo. CME Term SOFR
at 1.31% Floor + 1.31%), 4.98%,
10/15/38
(a) (c)
............... 2,750 2,755,420
Ares LXXIV CLO Ltd., Series 2024-74A,
Class C, (3-mo. CME Term SOFR
at 1.90% Floor + 1.90%), 5.57%,
10/15/36
(a) (c)
............... 2,000 2,002,328
Ares LXXIX CLO Ltd., Series 2026-79A,
Class A1, (3-mo. CME Term SOFR
at 1.19% Floor + 1.19%), 4.85%,
04/20/39
(a) (c)
............... 8,250 8,253,598
Ares LXXVII CLO Ltd., Series 2025-
77A, Class A1, (3-mo. CME Term
SOFR at 1.32% Floor + 1.32%),
4.99%, 07/15/38
(a) (c)
.......... 2,000 2,003,961
Ares XLI CLO Ltd.
(a)(c)
Series 2016-41A, Class A1R3, (3-
mo. CME Term SOFR at 1.26%
Floor + 1.26%), 4.87%, 04/15/39 7,750 7,758,277
Series 2016-41A, Class A2R3, (3-
mo. CME Term SOFR at 1.45%
Floor + 1.45%), 5.06%, 04/15/39 700 701,553
Ares XLIII CLO Ltd., Series 2017-43A,
Class ER2, (3-mo. CME Term SOFR
at 6.00% Floor + 6.00%), 9.67%,
01/15/38
(a) (c)
............... 1,000 972,102
Ares XLIV CLO Ltd., Series 2017-44A,
Class CRR, (3-mo. CME Term
SOFR at 2.75% Floor + 2.75%),
6.42%, 04/15/34
(a) (c)
.......... 2,670 2,661,030
Arini US CLO III Ltd., Series 3A, Class
A, (3-mo. CME Term SOFR at 1.27%
Floor + 1.27%), 5.03%, 01/15/39
(a) (c)
3,080 3,084,174
Arini US CLO IV Ltd., Series 4A, Class
A, (3-mo. CME Term SOFR at 1.26%
Floor + 1.26%), 4.93%, 01/15/39
(a) (c)
3,000 3,003,768
Arini US CLO V Ltd.
(a)(c)
Series 5A, Class C, (3-mo. CME
Term SOFR at 1.80% Floor +
1.80%), 5.47%, 04/15/39 .... 1,000 1,002,114
Series 5A, Class D, (3-mo. CME
Term SOFR at 2.95% Floor +
2.95%), 6.62%, 04/15/39 .... 1,000 1,008,535
Atrium XV, Series 15A, Class D1R,
(3-mo. CME Term SOFR at 3.30%
Floor + 3.30%), 6.98%, 07/16/37
(a) (c)
1,450 1,429,260
Audax Senior Debt CLO LLC, Series
2020-4A, Class ARR, (3-mo. CME
Term SOFR at 1.50% Floor +
1.50%), 5.13%, 04/20/35
(a) (c)
.... 14,171 14,156,659

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Bain Capital Credit CLO, Series 2018-
2A, Class BR, (3-mo. CME Term
SOFR at 1.55% Floor + 1.55%),
5.23%, 07/19/31
(a) (c)
.......... USD 2,500 $ 2,499,252
Bain Capital Credit CLO Ltd.
(a)(c)
Series 2021-7A, Class A1R, (3-mo.
CME Term SOFR at 0.98% Floor
+ 0.98%), 4.64%, 01/22/35 ... 4,200 4,197,573
Series 2024-6A, Class A1, (3-mo.
CME Term SOFR at 1.33% Floor
+ 1.33%), 5.00%, 01/21/38 ... 1,080 1,081,623
Ballyrock CLO 14 Ltd.
(a)(c)
Series 2020-14A, Class A1AR, (3-
mo. CME Term SOFR at 1.38%
Floor + 1.38%), 5.06%, 07/20/37 10,036 10,053,188
Series 2020-14A, Class BR, (3-mo.
CME Term SOFR at 2.00% Floor
+ 2.00%), 5.68%, 07/20/37 ... 250 250,314
Ballyrock CLO 20 Ltd.
(a)(c)
Series 2022-20A, Class BR3, (3-mo.
CME Term SOFR at 1.65% Floor
+ 1.65%), 5.32%, 10/15/36 ... 1,500 1,498,136
Series 2022-20A, Class C1R3, (3-
mo. CME Term SOFR at 2.80%
Floor + 2.80%), 6.47%, 10/15/36 1,500 1,493,995
Ballyrock CLO 29 Ltd.
(a)(c)
Series 2025-29A, Class A1A, (3-mo.
CME Term SOFR at 1.32% Floor
+ 1.32%), 4.99%, 07/25/38 ... 500 500,915
Series 2025-29A, Class D, (3-mo.
CME Term SOFR at 5.15% Floor
+ 5.15%), 8.82%, 07/25/38 ... 2,700 2,691,346
Ballyrock CLO Ltd., Series 2019-2A,
Class A1R3, (3-mo. CME Term
SOFR at 1.24% Floor + 1.24%),
4.91%, 10/25/38
(a) (c)
.......... 6,540 6,543,178
Barings CLO Ltd., Series 2019-3A,
Class A1RR, (3-mo. CME Term
SOFR at 1.14% Floor + 1.14%),
4.82%, 01/20/36
(a) (c)
.......... 1,000 1,000,418
Basswood Park CLO Ltd., Series 2021-
1A, Class AR, (3-mo. CME Term
SOFR at 1.03% Floor + 1.03%),
4.71%, 04/20/34
(a) (c)
.......... 3,000 2,999,994
Battalion CLO VIII Ltd., Series 2015-8A,
Class BR3, (3-mo. CME Term SOFR
at 1.25% Floor + 1.25%), 4.93%,
07/18/30
(a) (c)
............... 2,000 1,999,956
Battalion CLO X Ltd., Series 2016-10A,
Class A1R3, (3-mo. CME Term
SOFR at 1.14% Floor + 1.14%),
4.81%, 01/24/35
(a) (c)
.......... 4,749 4,750,388
BBAM US CLO I Ltd., Series 2022-1A,
Class AR, (3-mo. CME Term SOFR
at 1.20% Floor + 1.20%), 4.87%,
03/30/38
(a) (c)
............... 4,555 4,555,030
BBAM US CLO VI Ltd., Series 2025-6A,
Class A1, (3-mo. CME Term SOFR
at 1.25% Floor + 1.25%), 4.92%,
01/27/39
(a) (c)
............... 4,750 4,753,296
Benefit Street Partners CLO 42 Ltd.,
Series 2025-42A, Class A, (3-mo.
CME Term SOFR at 1.30% Floor +
1.30%), 4.97%, 10/25/38
(a) (c)
.... 6,750 6,757,778
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Benefit Street Partners CLO 44 Ltd.,
Series 2025-44A, Class A1, (3-mo.
CME Term SOFR at 1.22% Floor +
1.22%), 4.89%, 01/15/39
(a) (c)
.... USD 2,000 $ 2,001,085
Benefit Street Partners CLO IV Ltd.,
Series 2014-IVA, Class DTR5,
(3-mo. CME Term SOFR at 2.65%
Floor + 2.65%), 6.33%, 10/20/38
(a) (c)
3,500 3,509,048
Benefit Street Partners CLO V-B Ltd.,
Series 2018-5BA, Class A1RR,
(3-mo. CME Term SOFR at 1.21%
Floor + 1.21%), 4.85%, 07/20/39
(a) (c)
15,000 15,000,682
Benefit Street Partners CLO X Ltd.,
Series 2016-10A, Class A1R3,
(3-mo. CME Term SOFR at 1.30%
Floor + 1.30%), 4.98%, 07/20/38
(a) (c)
2,830 2,834,719
Benefit Street Partners CLO XIV Ltd.,
Series 2018-14A, Class AR, (3-mo.
CME Term SOFR at 1.37% Floor +
1.37%), 5.05%, 10/20/37
(a) (c)
.... 1,000 1,001,743
Benefit Street Partners CLO XV Ltd.,
Series 2018-15A, Class CR, (3-mo.
CME Term SOFR at 2.00% Floor +
2.00%), 5.67%, 07/15/37
(a) (c)
.... 1,625 1,626,601
Benefit Street Partners CLO XVI Ltd.,
Series 2018-16A, Class A1R2,
(3-mo. CME Term SOFR at 1.32%
Floor + 1.32%), 5.00%, 01/17/38
(a) (c)
6,000 6,007,552
Benefit Street Partners CLO XX Ltd.,
Series 2020-20A, Class D1RR,
(3-mo. CME Term SOFR at 2.70%
Floor + 2.70%), 6.37%, 10/15/38
(a) (c)
750 751,858
Benefit Street Partners CLO XXXVIII
Ltd., Series 2024-38A, Class A,
(3-mo. CME Term SOFR at 1.31%
Floor + 1.31%), 4.98%, 01/25/38
(a) (c)
4,500 4,505,038
Bethpage Park CLO Ltd.
(a)(c)
Series 2021-1A, Class CR, (3-mo.
CME Term SOFR at 2.00% Floor
+ 2.00%), 5.64%, 10/15/36 ... 2,250 2,255,090
Series 2021-1A, Class D, (3-mo.
CME Term SOFR at 2.95% Floor
+ 3.21%), 6.88%, 10/15/36 ... 500 479,922
Birch Grove CLO 15 Ltd., Series 2025-
15A, Class A1, (3-mo. CME Term
SOFR at 1.25% Floor + 1.25%),
4.96%, 01/23/39
(a) (c)
.......... 5,000 5,004,737
Birch Grove CLO 2 Ltd., Series 2021-
2A, Class D1R, (3-mo. CME Term
SOFR at 3.15% Floor + 3.15%),
6.83%, 10/19/37
(a) (c)
.......... 1,000 1,002,274
Birch Grove CLO 4 Ltd., Series 2022-
4A, Class A1R, (3-mo. CME Term
SOFR at 1.48% Floor + 1.48%),
5.15%, 07/15/37
(a) (c)
.......... 2,000 2,001,904
Black Diamond CLO Ltd., Series 2019-
2A, Class A1AR, (3-mo. CME Term
SOFR at 1.32% Floor + 1.32%),
4.99%, 07/23/32
(a) (c)
.......... 6,731 6,735,415
BlueMountain CLO Ltd.
(a)(c)
Series 2015-3A, Class A1R, (3-mo.
CME Term SOFR at 0.00% Floor
+ 1.26%), 4.94%, 04/20/31 ... 166 165,547
Series 2016-3A, Class A1R2, (3-mo.
CME Term SOFR at 1.20% Floor
+ 1.20%), 4.85%, 11/15/30 ... 228 228,458

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Series 2016-3A, Class A2R2, (3-mo.
CME Term SOFR at 1.70% Floor
+ 1.70%), 5.35%, 11/15/30 ... USD 7,400 $ 7,399,987
Series 2018-1A, Class B, (3-mo.
CME Term SOFR at 1.70% Floor
+ 1.96%), 5.63%, 07/30/30 ... 273 272,753
Series 2018-2A, Class A, (3-mo.
CME Term SOFR at 1.11% Floor
+ 1.37%), 5.02%, 08/15/31 ... 91 90,925
Series 2018-2A, Class B, (3-mo.
CME Term SOFR at 1.70% Floor
+ 1.96%), 5.61%, 08/15/31 ... 2,750 2,751,083
Series 2018-3A, Class A2R, (3-mo.
CME Term SOFR at 1.60% Floor
+ 1.60%), 5.27%, 10/25/30 ... 9,000 8,999,688
Series 2018-3A, Class BR, (3-mo.
CME Term SOFR at 1.85% Floor
+ 1.85%), 5.52%, 10/25/30 ... 6,250 6,254,793
BlueMountain CLO XXII Ltd.
(a)(c)
Series 2018-22A, Class A1, (3-mo.
CME Term SOFR at 1.08% Floor
+ 1.34%), 5.01%, 07/15/31 ... 153 152,910
Series 2018-22A, Class B, (3-mo.
CME Term SOFR at 1.50% Floor
+ 1.76%), 5.43%, 07/15/31 ... 1,500 1,501,095
BlueMountain CLO XXIX Ltd.
(a)(c)
Series 2020-29A, Class AR2, (3-mo.
CME Term SOFR at 1.05% Floor
+ 1.05%), 4.69%, 07/25/34 ... 4,000 3,999,159
Series 2020-29A, Class BR2, (3-mo.
CME Term SOFR at 1.55% Floor
+ 1.55%), 5.19%, 07/25/34 ... 5,000 4,995,233
Series 2020-29A, Class D1R, (3-mo.
CME Term SOFR at 3.15% Floor
+ 3.41%), 7.08%, 07/25/34 ... 530 526,627
BlueMountain CLO XXVI Ltd., Series
2019-26A, Class AR2, (3-mo.
CME Term SOFR at 1.05% Floor +
1.05%), 4.69%, 10/20/34
(a) (c)
.... 17,000 16,995,701
BlueMountain CLO XXX Ltd.
(a)(c)
Series 2020-30A, Class AR2, (3-mo.
CME Term SOFR at 1.15% Floor
+ 1.15%), 4.82%, 04/15/35 ... 3,500 3,499,034
Series 2020-30A, Class ER, (3-mo.
CME Term SOFR at 6.70% Floor
+ 6.70%), 10.37%, 04/15/35 .. 250 234,543
BlueMountain CLO XXXIV Ltd., Series
2022-34A, Class CR, (3-mo. CME
Term SOFR at 1.90% Floor +
1.90%), 5.58%, 04/20/35
(a) (c)
.... 3,134 3,137,414
Brant Point CLO Ltd.
(a)(c)
Series 2025-7A, Class D2, (3-mo.
CME Term SOFR at 4.25% Floor
+ 4.25%), 7.92%, 07/25/38 ... 200 200,609
Series 2025-9A, Class A2, (3-mo.
CME Term SOFR at 1.50% Floor
+ 1.50%), 5.16%, 01/20/39 ... 350 350,685
Bridge Street CLO II Ltd., Series 2021-
1A, Class A1R, (3-mo. CME Term
SOFR at 1.26% Floor + 1.26%),
4.94%, 01/20/39
(a) (c)
.......... 6,750 6,758,028
Bridge Street CLO III Ltd., Series 2022-
1A, Class A1R, (3-mo. CME Term
SOFR at 1.42% Floor + 1.42%),
5.10%, 10/20/37
(a) (c)
.......... 4,500 4,509,606
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Bridge Street CLO IV Ltd., Series 2024-
1A, Class A1R, (3-mo. CME Term
SOFR at 1.29% Floor + 1.29%),
4.93%, 04/20/39
(a) (c)
.......... USD 7,000 $ 7,009,032
Bridge Street CLO VI Ltd., Series 2025-
2A, Class A1, (3-mo. CME Term
SOFR at 1.28% Floor + 1.28%),
4.95%, 01/15/39
(a) (c)
.......... 8,750 8,762,999
Bryant Park CLO Ltd., Series 2025-27A,
Class A1, (3-mo. CME Term SOFR
at 1.33% Floor + 1.33%), 5.01%,
07/20/38
(a) (c)
............... 7,250 7,262,845
Bryant Park Funding Ltd.
(a)(c)
Series 2023-19A, Class A1R, (3-mo.
CME Term SOFR at 1.20% Floor
+ 1.20%), 4.87%, 04/15/38 ... 3,000 2,999,586
Series 2023-19A, Class D2R, (3-mo.
CME Term SOFR at 3.95% Floor
+ 3.95%), 7.62%, 04/15/38 ... 1,500 1,470,363
Series 2023-21A, Class AR, (3-mo.
CME Term SOFR at 1.27% Floor
+ 1.27%), 4.95%, 10/18/38 ... 7,750 7,759,284
Series 2024-23A, Class A1R, (3-mo.
CME Term SOFR at 1.28% Floor
+ 1.28%), 4.93%, 05/15/37 ... 4,750 4,755,829
Series 2024-25A, Class A1, (3-mo.
CME Term SOFR at 1.34% Floor
+ 1.34%), 5.02%, 01/18/38 ... 5,000 5,007,132
Series 2025-28A, Class A, (3-mo.
CME Term SOFR at 1.24% Floor
+ 1.24%), 4.90%, 01/22/39 ... 3,000 3,002,229
BSPDF Issuer LLC, Series 2025-FL2,
Class A, (1-mo. CME Term SOFR
at 1.52% Floor + 1.52%), 5.15%,
12/15/42
(a) (c)
............... 2,996 3,002,961
BXMT Ltd., Series 2025-FL5, Class A,
(1-mo. CME Term SOFR at 1.64%
Floor + 1.64%), 5.28%, 10/18/42
(a) (c)
17,206 17,236,095
California Street CLO IX LP, Series
2012-9A, Class BR3, (3-mo. CME
Term SOFR at 1.75% Floor +
2.01%), 5.69%, 07/16/32
(a) (c)
.... 3,750 3,751,861
Canyon Capital CLO Ltd.
(a)(c)
Series 2016-2A, Class BR, (3-mo.
CME Term SOFR at 0.00% Floor
+ 2.01%), 5.68%, 10/15/31 ... 5,000 5,000,788
Series 2016-2A, Class DR, (3-mo.
CME Term SOFR at 0.00% Floor
+ 3.41%), 7.08%, 10/15/31 ... 1,500 1,483,420
Series 2019-2A, Class CR2, (3-mo.
CME Term SOFR at 1.90% Floor
+ 1.90%), 5.57%, 10/15/34 ... 3,750 3,754,949
Canyon Capital CLO R Ltd., Series
2012-1RA, Class C, (3-mo. CME
Term SOFR at 0.00% Floor +
2.26%), 5.93%, 07/15/30
(a) (c)
.... 1,500 1,505,056
Canyon CLO Ltd.
(a)(c)
Series 2018-1A, Class A, (3-mo.
CME Term SOFR at 1.07% Floor
+ 1.33%), 5.00%, 07/15/31 ... 474 474,218
Series 2021-3A, Class AR, (3-mo.
CME Term SOFR at 1.09% Floor
+ 1.09%), 4.76%, 07/15/34 ... 7,000 6,999,761
Series 2021-4A, Class AR, (3-mo.
CME Term SOFR at 1.10% Floor
+ 1.10%), 4.77%, 10/15/34 ... 6,875 6,875,147

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Series 2026-1A, Class A1, (3-mo.
CME Term SOFR at 1.20% Floor
+ 1.20%), 4.92%, 04/15/39 ... USD 6,500 $ 6,503,126
Carlyle US CLO Ltd.
(a)(c)
Series 2019-3A, Class A1R3, (3-mo.
CME Term SOFR at 1.20% Floor
+ 1.20%), 4.87%, 04/20/39 ... 2,900 2,901,532
Series 2019-3A, Class CR3, (3-mo.
CME Term SOFR at 1.75% Floor
+ 1.75%), 5.42%, 04/20/39 ... 2,250 2,251,462
Series 2019-4A, Class A1R2, (3-mo.
CME Term SOFR at 1.22% Floor
+ 1.22%), 4.86%, 06/22/39 ... 8,000 8,007,736
Series 2020-1A, Class C2RR, (3-mo.
CME Term SOFR at 3.85% Floor
+ 3.85%), 7.53%, 01/20/38 ... 3,000 2,908,138
Series 2020-2A, Class CR2, (3-mo.
CME Term SOFR at 2.90% Floor
+ 2.90%), 6.57%, 01/25/35 ... 6,250 6,141,423
Series 2021-8A, Class A1R, (3-mo.
CME Term SOFR at 1.27% Floor
+ 1.27%), 4.94%, 10/15/38 ... 4,000 4,005,993
Series 2022-2A, Class A1R, (3-mo.
CME Term SOFR at 1.36% Floor
+ 1.36%), 5.04%, 01/20/38 ... 1,500 1,502,663
Series 2024-1A, Class DR, (3-mo.
CME Term SOFR at 3.25% Floor
+ 3.25%), 6.92%, 04/15/39 ... 1,000 1,002,344
CarVal CLO I Ltd.
(a)(c)
Series 2018-1A, Class BR, (3-mo.
CME Term SOFR at 1.85% Floor
+ 1.85%), 5.53%, 07/16/31 ... 3,000 3,002,401
Series 2018-1A, Class D, (3-mo.
CME Term SOFR at 0.00% Floor
+ 3.15%), 6.83%, 07/16/31 ... 1,705 1,702,809
Cathedral Lake VIII Ltd., Series 2021-
8A, Class A1R, (3-mo. CME Term
SOFR at 1.13% Floor + 1.13%),
4.81%, 01/20/35
(a) (c)
.......... 1,500 1,499,591
CBAM Ltd.
(a)(c)
Series 2018-5A, Class A1R, (3-mo.
CME Term SOFR at 1.34% Floor
+ 1.34%), 5.02%, 10/17/38 ... 3,525 3,531,096
Series 2018-7A, Class B1, (3-mo.
CME Term SOFR at 1.60% Floor
+ 1.86%), 5.54%, 07/20/31 ... 1,000 1,002,000
CBAMR Ltd., Series 2019-9A, Class
AR, (3-mo. CME Term SOFR at
1.63% Floor + 1.63%), 5.30%,
07/15/37
(a) (c)
............... 1,000 1,001,979
Cedar Funding VI CLO Ltd., Series
2016-6A, Class AR3, (3-mo. CME
Term SOFR at 1.09% Floor +
1.09%), 4.77%, 04/20/34
(a) (c)
.... 11,500 11,500,693
Cedar Funding VII CLO Ltd.
(a)(c)
Series 2018-7A, Class AR2, (3-mo.
CME Term SOFR at 1.28% Floor
+ 1.28%), 4.96%, 10/20/38 ... 4,000 4,005,167
Series 2018-7A, Class SUB, 0.00%,
01/20/31 ............... 1,750 256,305
Cedar Funding XI CLO Ltd., Series
2019-11A, Class A2R2, (3-mo.
CME Term SOFR at 1.30% Floor +
1.30%), 4.97%, 05/29/32
(a) (c)
.... 1,000 999,972
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Cedar Funding XIV CLO Ltd., Series
2021-14A, Class D1R, (3-mo.
CME Term SOFR at 3.10% Floor +
3.10%), 6.77%, 10/15/37
(a) (c)
.... USD 8,750 $ 8,705,596
Cedar Funding XIX CLO Ltd., Series
2024-19A, Class A1, (3-mo. CME
Term SOFR at 1.33% Floor +
1.33%), 5.00%, 01/23/38
(a) (c)
.... 10,800 10,815,291
CIFC Funding 2019-VII Ltd., Series
2019-7A, Class D1R, (3-mo. CME
Term SOFR at 2.70% Floor +
2.70%), 6.38%, 10/19/38
(a) (c)
.... 1,000 1,000,007
CIFC Funding Ltd.
(a)(c)
Series 2014-2RA, Class AR, (3-mo.
CME Term SOFR at 1.36% Floor
+ 1.36%), 5.03%, 10/24/37 ... 3,500 3,506,392
Series 2014-3A, Class A1R, (3-mo.
CME Term SOFR at 1.18% Floor
+ 1.18%), 4.85%, 03/31/38 ... 3,250 3,248,424
Series 2017-1A, Class AR3, (3-mo.
CME Term SOFR at 1.20% Floor
+ 1.20%), 4.87%, 04/21/37 ... 7,500 7,499,950
Series 2017-1A, Class BR3, (3-mo.
CME Term SOFR at 1.52% Floor
+ 1.52%), 5.19%, 04/21/37 ... 5,000 4,987,808
Series 2017-5A, Class AR, (3-mo.
CME Term SOFR at 1.41% Floor
+ 1.41%), 5.09%, 07/17/37 ... 18,250 18,282,921
Series 2018-2A, Class A1R, (3-mo.
CME Term SOFR at 1.37% Floor
+ 1.37%), 5.05%, 10/20/37 ... 2,513 2,517,398
Series 2018-2A, Class BR, (3-mo.
CME Term SOFR at 1.75% Floor
+ 1.75%), 5.43%, 10/20/37 ... 500 501,508
Series 2018-3A, Class A1R, (3-mo.
CME Term SOFR at 1.27% Floor
+ 1.27%), 4.95%, 10/18/38 ... 7,750 7,761,621
Series 2019-4A, Class A1R2, (3-mo.
CME Term SOFR at 1.30% Floor
+ 1.30%), 4.97%, 07/15/38 ... 5,000 5,008,455
Series 2019-4A, Class BR2, (3-mo.
CME Term SOFR at 1.85% Floor
+ 1.85%), 5.52%, 07/15/38 ... 3,000 3,007,765
Series 2021-4A, Class AR, (3-mo.
CME Term SOFR at 1.36% Floor
+ 1.36%), 5.03%, 07/23/37 ... 2,776 2,780,644
Series 2021-4A, Class BR, (3-mo.
CME Term SOFR at 1.65% Floor
+ 1.65%), 5.32%, 07/23/37 ... 500 501,677
Series 2021-6A, Class A1R, (3-mo.
CME Term SOFR at 1.21% Floor
+ 1.21%), 4.88%, 07/15/39 ... 19,750 19,759,875
Series 2024-3A, Class A1, (3-mo.
CME Term SOFR at 1.48% Floor
+ 1.48%), 5.15%, 07/21/37 ... 5,500 5,508,709
Series 2025-4A, Class A1, (3-mo.
CME Term SOFR at 1.29% Floor
+ 1.29%), 4.96%, 10/24/38 ... 8,000 8,014,000
Series 2026-1A, Class A1, (3-mo.
CME Term SOFR at 1.17% Floor
+ 1.17%), 4.82%, 04/25/38 ... 1,250 1,250,134
Columbia Cent CLO 29 Ltd., Series
2020-29A, Class A1RR, (3-mo.
CME Term SOFR at 1.18% Floor +
1.18%), 4.86%, 10/20/34
(a) (c)
.... 2,000 2,001,278

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
CQS US CLO 5 Ltd., Series 2025-5A,
Class B, (3-mo. CME Term SOFR
at 1.65% Floor + 1.65%), 5.46%,
01/17/39
(a) (c)
............... USD 240 $ 240,541
CQS US CLO 6 Ltd.
(a)(c)
Series 2026-6A, Class A1, (3-mo.
CME Term SOFR at 1.25% Floor
+ 1.25%), 4.93%, 03/31/39 ... 5,750 5,754,284
Series 2026-6A, Class B, (3-mo.
CME Term SOFR at 1.55% Floor
+ 1.55%), 5.23%, 03/31/39 ... 1,500 1,498,902
Creeksource Dunes Creek CLO Ltd.
(a)(c)
Series 2024-1A, Class A1, (3-mo.
CME Term SOFR at 1.41% Floor
+ 1.41%), 5.08%, 01/15/38 ... 20,750 20,786,987
Series 2024-1A, Class B, (3-mo.
CME Term SOFR at 1.75% Floor
+ 1.75%), 5.42%, 01/15/38 ... 2,000 2,006,673
Crown City CLO III, Series 2021-1A,
Class A1A, (3-mo. CME Term SOFR
at 1.17% Floor + 1.43%), 5.11%,
07/20/34
(a) (c)
............... 250 250,042
Crown Point CLO 11 Ltd., Series 2021-
11A, Class A1R, (3-mo. CME Term
SOFR at 1.26% Floor + 1.26%),
4.94%, 02/28/38
(a) (c)
.......... 3,250 3,252,850
Crown Point CLO 9 Ltd.
(a)(c)
Series 2020-9A, Class A1RR, (3-mo.
CME Term SOFR at 1.28% Floor
+ 1.28%), 1.00%, 07/14/39 ... 5,750 5,750,000
Series 2020-9A, Class DRR, (3-mo.
CME Term SOFR at 3.00% Floor
+ 3.00%), 1.00%, 07/14/39 ... 1,750 1,750,000
Series RE2K3R, Class DR, (3-mo.
CME Term SOFR at 3.75% Floor
+ 4.01%), 7.68%, 07/14/34 ... 1,000 1,000,000
Crown Point CLO IV Ltd., Series
2018-4A, Class C, (3-mo. CME Term
SOFR + 2.16%), 5.84%, 04/20/31
(a) (c)
1,350 1,353,928
CTM CLO Ltd.
(a)(c)
Series 2026-3A, Class A1, (3-mo.
CME Term SOFR at 1.22% Floor
+ 1.22%), 4.93%, 04/15/39 ... 3,250 3,252,483
Series 2026-4A, Class A1, (3-mo.
CME Term SOFR at 1.26% Floor
+ 1.26%), 0.00%, 07/20/39 ... 12,000 12,000,000
D2 Multifamily Credit Issuer Ltd.,
Series 2026-FL1, Class A, (1-mo.
CME Term SOFR at 1.45% Floor +
1.45%), 5.09%, 11/19/43
(a) (c)
.... 6,500 6,504,890
Diameter Capital CLO 10 Ltd., Series
2025-10A, Class A, (3-mo. CME
Term SOFR at 1.31% Floor +
1.31%), 4.99%, 04/20/38
(a) (c)
.... 10,233 10,250,463
Diameter Capital CLO 2 Ltd.
(a)(c)
Series 2021-2A, Class A1R, (3-mo.
CME Term SOFR at 1.39% Floor
+ 1.39%), 5.06%, 10/15/37 ... 14,750 14,775,951
Series 2021-2A, Class DR, (3-mo.
CME Term SOFR at 6.15% Floor
+ 6.15%), 9.82%, 10/15/37 ... 3,000 3,005,940
Diameter Capital CLO 5 Ltd., Series
2023-5A, Class A1R, (3-mo. CME
Term SOFR at 1.24% Floor +
1.24%), 4.91%, 01/15/39
(a) (c)
.... 2,000 2,001,000
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Diameter Capital CLO 6 Ltd., Series
2024-6A, Class A1R, (3-mo. CME
Term SOFR at 1.28% Floor +
1.28%), 4.95%, 04/15/39
(a) (c)
.... USD 7,000 $ 7,010,596
Dryden 119 CLO Ltd., Series 2024-
119A, Class A1R, (3-mo. CME Term
SOFR at 1.22% Floor + 1.22%),
4.85%, 07/15/39
(a) (c)
.......... 11,000 11,002,903
Dryden 49 Senior Loan Fund, Series
2017-49A, Class BR, (3-mo. CME
Term SOFR at 1.60% Floor +
1.86%), 5.54%, 07/18/30
(a) (c)
.... 890 890,591
Dryden 55 CLO Ltd., Series 2018-55A,
Class A1, (3-mo. CME Term SOFR
at 0.00% Floor + 1.28%), 4.95%,
04/15/31
(a) (c)
............... 292 291,508
Dryden 61 CLO Ltd., Series 2018-61A,
Class B2R, (3-mo. CME Term SOFR
at 1.58% Floor + 1.58%), 5.26%,
01/17/32
(a) (c)
............... 1,000 999,471
Dryden 65 CLO Ltd., Series 2018-65A,
Class B, (3-mo. CME Term SOFR
at 1.60% Floor + 1.86%), 5.54%,
07/18/30
(a) (c)
............... 700 700,821
Dryden 76 CLO Ltd., Series 2019-76A,
Class A1R2, (3-mo. CME Term
SOFR at 1.37% Floor + 1.37%),
5.04%, 10/15/37
(a) (c)
.......... 43,750 43,824,931
Dryden 85 CLO Ltd., Series 2020-85A,
Class A1LN, (3-mo. CME Term
SOFR at 1.38% Floor + 1.38%),
5.05%, 07/15/37
(a) (c)
.......... 14,500 14,511,244
Dryden 87 CLO Ltd., Series 2021-87A,
Class A1R, (3-mo. CME Term SOFR
at 1.31% Floor + 1.31%), 4.95%,
08/20/38
(a) (c)
............... 3,100 3,105,973
Elevation CLO Ltd.
(a)(c)
Series 2013-1A, Class A1R3, (3-mo.
CME Term SOFR at 1.40% Floor
+ 1.40%), 5.07%, 07/25/38 ... 17,750 17,773,948
Series 2026-19A, Class A1, (3-mo.
CME Term SOFR at 1.28% Floor
+ 1.28%), 4.95%, 03/31/38 ... 1,750 1,752,282
Elmwood CLO 16 Ltd., Series 2022-3A,
Class FR, (3-mo. CME Term SOFR
at 8.00% Floor + 8.00%), 11.68%,
04/20/37
(a) (c)
............... 2,090 1,891,283
Elmwood CLO 17 Ltd., Series 2022-4A,
Class D2R, (3-mo. CME Term SOFR
at 4.40% Floor + 4.40%), 8.08%,
07/17/37
(a) (c)
............... 3,000 2,968,182
Elmwood CLO 18 Ltd., Series 2022-5A,
Class SUB, 0.00%, 07/17/37
(a) (c)
.. 6,000 1,656,000
Elmwood CLO 23 Ltd.
(a)(c)
Series 2023-2A, Class A1R2, (3-mo.
CME Term SOFR at 1.20% Floor
+ 1.20%), 4.88%, 07/16/39 ... 7,500 7,500,000
Series 2023-2A, Class ER2, (3-mo.
CME Term SOFR at 5.40% Floor
+ 5.40%), 9.08%, 07/16/39 ... 1,000 999,875
Elmwood CLO 25 Ltd., Series 2024-1A,
Class DR, (3-mo. CME Term SOFR
at 2.80% Floor + 2.80%), 6.44%,
04/17/37
(a) (c)
............... 2,500 2,506,870

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Elmwood CLO 28 Ltd., Series 2024-4A,
Class F, (3-mo. CME Term SOFR
at 7.25% Floor + 7.25%), 10.93%,
04/17/37
(a) (c)
............... USD 2,000 $ 1,821,168
Elmwood CLO 39 Ltd., Series 2025-2A,
Class A1, (3-mo. CME Term SOFR
at 1.14% Floor + 1.14%), 4.82%,
04/17/38
(a) (c)
............... 4,390 4,387,809
Elmwood CLO 41 Ltd., Series 2025-4A,
Class E, (3-mo. CME Term SOFR
at 6.00% Floor + 6.00%), 9.68%,
07/17/38
(a) (c)
............... 2,000 2,028,034
Elmwood CLO I Ltd., Series 2019-1A,
Class SUB, 0.00%, 04/20/37
(a) (c)
.. 7,500 3,590,175
Elmwood CLO II Ltd., Series 2019-2A,
Class D1RR, (3-mo. CME Term
SOFR at 3.05% Floor + 3.05%),
6.73%, 10/20/37
(a) (c)
.......... 3,000 3,003,868
Elmwood CLO III Ltd.
(a)(c)
Series 2019-3A, Class A1RR, (3-mo.
CME Term SOFR at 1.38% Floor
+ 1.38%), 5.06%, 07/18/37 ... 2,050 2,052,004
Series 2019-3A, Class ERR, (3-mo.
CME Term SOFR at 5.95% Floor
+ 5.95%), 9.63%, 07/18/37 ... 500 476,171
Series 2019-3A, Class FRR, (3-mo.
CME Term SOFR at 7.91% Floor
+ 7.91%), 11.59%, 07/18/37 .. 3,450 3,104,022
Series 2019-3A, Class SUB, 0.00%,
07/18/37 ............... 5,540 1,775,736
Elmwood CLO IX Ltd., Series 2021-2A,
Class AR, (3-mo. CME Term SOFR
at 1.14% Floor + 1.14%), 4.82%,
04/20/38
(a) (c)
............... 9,270 9,264,973
Elmwood CLO VI Ltd., Series 2020-3A,
Class SUB, 0.00%, 10/20/34
(a) (c)
.. 2,500 690,775
Elmwood CLO VIII Ltd.
(a)(c)
Series 2021-1A, Class FR, (3-mo.
CME Term SOFR at 8.00% Floor
+ 8.00%), 11.68%, 04/20/37 .. 10,250 9,275,342
Series 2021-1A, Class SUB, 0.00%,
04/20/37 ............... 10,500 2,443,077
Flatiron CLO 20 Ltd., Series 2020-1A,
Class A1R2, (3-mo. CME Term
SOFR at 1.24% Floor + 1.24%),
4.88%, 11/20/38
(a) (c)
.......... 522 522,719
Flatiron CLO 21 Ltd., Series 2021-1A,
Class SUB, 0.00%, 07/19/34
(a) (c)
.. 7,845 3,242,495
Flatiron CLO 25 Ltd.
(a)(c)
Series 2024-2A, Class A, (3-mo.
CME Term SOFR at 1.35% Floor
+ 1.35%), 5.03%, 10/17/37 ... 1,150 1,152,242
Series 2024-2A, Class C, (3-mo.
CME Term SOFR at 1.85% Floor
+ 1.85%), 5.53%, 10/17/37 ... 310 310,337
Flatiron CLO 28 Ltd., Series 2024-1A,
Class ER, (3-mo. CME Term SOFR
at 4.60% Floor + 4.60%), 8.27%,
07/15/36
(a) (c)
............... 2,000 1,951,306
Fortress Credit BSL XXVIII Ltd.,
Series 2026-1A, Class A1, (3-mo.
CME Term SOFR at 1.29% Floor +
1.29%), 4.95%, 04/20/39
(a) (c)
.... 5,500 5,509,167
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
FS Rialto Issuer LLC, Series 2026-
FL11, Class A, (1-mo. CME Term
SOFR at 1.45% Floor + 1.45%),
5.09%, 01/19/44
(a) (c)
.......... USD 6,080 $ 6,082,303
Galaxy 36 CLO Ltd., Series 2025-36A,
Class E, (3-mo. CME Term SOFR
at 4.90% Floor + 4.90%), 8.57%,
10/15/38
(a) (c)
............... 2,500 2,475,633
Gallatin CLO VIII Ltd., Series 2017-1A,
Class A1R, (3-mo. CME Term SOFR
at 1.09% Floor + 1.35%), 5.02%,
07/15/31
(a) (c)
............... 1,213 1,213,813
Garrison Funding 2016 1 Ltd., Series
2026-22A, Class AR4, (3-mo.
CME Term SOFR at 1.23% Floor +
1.23%), 4.81%, 01/20/39
(a) (c)
.... 14,500 14,508,033
GoldenTree Loan Management US
CLO 25 Ltd., Series 2025-25A,
Class A, (3-mo. CME Term SOFR
at 1.32% Floor + 1.32%), 5.00%,
04/20/37
(a) (c)
............... 5,750 5,760,071
Golub Capital CLO 87B Ltd., Series
2026-87A, Class D1, (3-mo. CME
Term SOFR at 2.40% Floor +
2.40%), 6.05%, 04/20/39
(a) (c)
.... 750 745,701
Golub Capital CLO 88 B Ltd., Series
2026-88A, Class A1, (3-mo. CME
Term SOFR at 1.25% Floor +
1.25%), 4.93%, 04/17/38
(a) (c)
.... 8,500 8,508,483
Golub Capital Partners 48 LP, Series
2020-48A, Class A1R, (3-mo.
CME Term SOFR at 1.31% Floor +
1.31%), 4.99%, 04/17/38
(a) (c)
.... 6,530 6,541,200
Golub Capital Partners CLO 17 Ltd.,
Series 2013-17A, Class A1RR,
(3-mo. CME Term SOFR at 1.47%
Floor + 1.47%), 5.12%, 02/09/39
(a) (c)
8,650 8,645,541
Golub Capital Partners CLO 19B-R3
Ltd., Series 2017-19RA, Class
D1R3, (3-mo. CME Term SOFR
at 2.70% Floor + 2.70%), 6.38%,
10/20/36
(a) (c)
............... 1,000 997,069
Golub Capital Partners CLO 43B Ltd.,
Series 2019-43A, Class A1R, (3-mo.
CME Term SOFR at 1.34% Floor +
1.34%), 5.02%, 10/20/37
(a) (c)
.... 4,000 4,005,676
Golub Capital Partners CLO Ltd., Series
2017-19RA, Class C1R3, (3-mo.
CME Term SOFR at 1.80% Floor +
1.80%), 5.48%, 10/20/36
(a) (c)
.... 2,220 2,223,259
Golub Capital Private Credit Fund CLO
2, Series 2025-1A, Class A1, (3-mo.
CME Term SOFR at 1.47% Floor +
1.47%), 5.15%, 10/18/39
(a) (c)
.... 4,465 4,452,096
Great Lakes CLO VII Ltd., Series
2024-7A, Class A, (3-mo. CME Term
SOFR at 2.00% Floor + 2.00%),
5.68%, 04/20/37
(a) (c)
.......... 16,000 16,014,541
Greystone CRE Notes LLC, Series
2025-FL4, Class A, (1-mo. CME
Term SOFR at 1.48% Floor +
1.48%), 5.11%, 01/15/43
(a) (c)
.... 4,308 4,311,619
GS REFT Issuer Ltd., Series 2026-FL1,
Class A, (1-mo. CME Term SOFR
at 1.50% Floor + 1.50%), 5.14%,
10/19/43
(a) (c)
............... 2,500 2,504,618

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
GT Loan Financing I Ltd., Series 2013-
1A, Class AR2, (3-mo. CME Term
SOFR at 1.22% Floor + 1.22%),
4.89%, 04/28/39
(a) (c)
.......... USD 9,580 $ 9,587,664
HalseyPoint CLO 6 Ltd., Series 2022-
6A, Class A1R, (3-mo. CME Term
SOFR at 1.35% Floor + 1.35%),
5.03%, 01/20/38
(a) (c)
.......... 2,800 2,804,207
HalseyPoint CLO II Ltd., Series 2020-
2A, Class BR, (3-mo. CME Term
SOFR at 1.95% Floor + 1.95%),
5.63%, 07/20/37
(a) (c)
.......... 3,250 3,255,367
Honey Hill Park CLO Ltd., Series 2026-
1A, Class A1, (3-mo. CME Term
SOFR at 1.15% Floor + 1.15%),
4.87%, 04/24/39
(a) (c)
.......... 5,750 5,745,038
ICG US CLO Ltd., Series 2015-2RA,
Class A1R, (3-mo. CME Term SOFR
at 0.99% Floor + 0.99%), 4.67%,
01/16/33
(a) (c)
............... 2,738 2,738,538
Invesco US CLO Ltd., Series 2024-
1RA, Class BR2, (3-mo. CME Term
SOFR at 1.75% Floor + 1.75%),
5.42%, 04/15/37
(a) (c)
.......... 1,500 1,505,417
IVY Hill Middle Market Credit Fund XII
Ltd., Series 12A, Class A1R2, (3-mo.
CME Term SOFR at 1.40% Floor +
1.40%), 5.08%, 04/20/37
(a) (c)
.... 15,500 15,430,250
IVY Hill Middle Market Credit Fund XVIII
Ltd., Series 18A, Class A1R, (3-mo.
CME Term SOFR at 1.58% Floor +
1.58%), 5.24%, 01/22/37
(a) (c)
.... 10,440 10,442,818
Kennedy Lewis CLO 12 Ltd.
(a)(c)
Series 2023-12A, Class AR, (3-mo.
CME Term SOFR at 1.33% Floor
+ 1.33%), 5.01%, 07/20/38 ... 10,200 10,219,506
Series 2023-12A, Class CR, (3-mo.
CME Term SOFR at 2.00% Floor
+ 2.00%), 5.68%, 07/20/38 ... 2,500 2,508,532
Kennedy Lewis CLO 13 Ltd., Series
2023-13A, Class A1R, (3-mo.
CME Term SOFR at 1.14% Floor +
1.14%), 4.82%, 01/20/38
(a) (c)
.... 4,750 4,751,225
Kennedy Lewis CLO 19 Ltd., Series
2025-19A, Class A, (3-mo. CME
Term SOFR at 1.25% Floor +
1.25%), 4.91%, 04/22/36
(a) (c)
.... 1,000 1,001,046
Kennedy Lewis CLO 20 Ltd., Series
2024-20A, Class A, (3-mo. CME
Term SOFR at 1.30% Floor +
1.30%), 4.97%, 01/25/38
(a) (c)
.... 3,000 3,003,187
Kennedy Lewis CLO 4 Ltd.
(a)(c)
Series 4A, Class ARR, (3-mo. CME
Term SOFR at 1.43% Floor +
1.43%), 5.11%, 07/20/37 ..... 6,750 6,761,275
Series 4A, Class BRR, (3-mo. CME
Term SOFR at 1.75% Floor +
1.75%), 5.43%, 07/20/37 .... 4,750 4,757,140
Kennedy Lewis CLO 6 Ltd., Series 6A,
Class AR2, (3-mo. CME Term SOFR
at 1.40% Floor + 1.40%), 5.06%,
10/22/37
(a) (c)
............... 2,500 2,504,495
KKR CLO 15 Ltd., Series 15, Class
BR2, (3-mo. CME Term SOFR
at 1.55% Floor + 1.55%), 5.23%,
01/18/32
(a) (c)
............... 3,000 2,998,334
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
KKR CLO 21 Ltd., Series 21, Class B,
(3-mo. CME Term SOFR at 0.00%
Floor + 1.66%), 5.33%, 04/15/31
(a) (c)
USD 2,000 $ 2,002,000
KKR CLO 23 Ltd., Series 23, Class
AR2, (3-mo. CME Term SOFR
at 1.05% Floor + 1.05%), 4.68%,
04/20/36
(a) (c)
............... 29,750 29,750,009
KKR CLO 34 Ltd., Series 34A, Class
AR, (3-mo. CME Term SOFR at
1.10% Floor + 1.10%), 4.77%,
07/15/34
(a) (c)
............... 4,750 4,750,635
KKR CLO 35 Ltd., Series 35A, Class
AR, (3-mo. CME Term SOFR at
1.20% Floor + 1.20%), 4.88%,
01/20/38
(a) (c)
............... 2,500 2,500,577
KKR CLO 42 Ltd., Series 42A, Class
BR, (3-mo. CME Term SOFR at
1.65% Floor + 1.65%), 5.33%,
07/20/34
(a) (c)
............... 1,500 1,501,125
KKR CLO 54 Ltd., Series 2024-54A,
Class A, (3-mo. CME Term SOFR
at 1.32% Floor + 1.32%), 4.99%,
01/15/38
(a) (c)
............... 6,984 6,993,841
KKR Financial CLO Ltd., Series 2013-
1A, Class A1R3, (3-mo. CME Term
SOFR at 1.25% Floor + 1.25%),
4.92%, 10/15/38
(a) (c)
.......... 7,250 7,260,875
LCM 26 Ltd., Series 26A, Class D,
(3-mo. CME Term SOFR at 2.50%
Floor + 2.76%), 6.44%, 01/20/31
(a) (c)
5,900 5,908,265
LCM 31 Ltd., Series 31A, Class AR,
(3-mo. CME Term SOFR at 1.28%
Floor + 1.28%), 4.96%, 07/20/34
(a) (c)
6,000 6,005,725
LCM 32 Ltd., Series 32A, Class B,
(3-mo. CME Term SOFR at 1.70%
Floor + 1.96%), 5.64%, 07/20/34
(a) (c)
2,500 2,500,371
LCM 34 Ltd., Series 34A, Class BR,
(3-mo. CME Term SOFR at 1.70%
Floor + 1.70%), 5.38%, 10/20/34
(a) (c)
3,440 3,440,913
Lewey Park CLO Ltd., Series 2024-1A,
Class B2, 4.98%, 10/21/37
(c)
.... 2,750 2,683,545
Lighthouse Park CLO Ltd., Series
2025-1A, Class E, (3-mo. CME Term
SOFR at 4.65% Floor + 4.65%),
8.32%, 10/24/37
(a) (c)
.......... 5,000 4,964,413
Loanpal Solar Loan Ltd.
(c)
Series 2020-2GF, Class A, 2.75%,
07/20/47 ............... 2,763 2,349,431
Series 2021-1GS, Class A, 2.29%,
01/20/48 ............... 5,679 4,755,436
Madison Park Funding LII Ltd., Series
2021-52A, Class BR, (3-mo. CME
Term SOFR at 1.55% Floor +
1.55%), 5.21%, 01/22/35
(a) (c)
.... 3,750 3,748,445
Madison Park Funding LVII Ltd., Series
2022-57A, Class A1R, (3-mo.
CME Term SOFR at 1.28% Floor +
1.28%), 4.95%, 07/27/34
(a) (c)
.... 8,230 8,230,384
Madison Park Funding LX Ltd., Series
2022-60A, Class A1R, (3-mo.
CME Term SOFR at 1.37% Floor +
1.37%), 5.04%, 10/25/37
(a) (c)
.... 1,100 1,101,965
Madison Park Funding LXIX Ltd.,
Series 2024-69A, Class A1R, (3-mo.
CME Term SOFR at 1.20% Floor +
1.20%), 4.84%, 07/25/37
(a) (c)
.... 6,750 6,748,813

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Madison Park Funding LXVII Ltd.,
Series 2024-67A, Class A1, (3-mo.
CME Term SOFR at 1.51% Floor +
1.51%), 5.18%, 04/25/37
(a) (c)
.... USD 7,750 $ 7,761,358
Madison Park Funding LXXI Ltd.,
Series 2025-71A, Class A1, (3-mo.
CME Term SOFR at 1.14% Floor +
1.14%), 4.81%, 04/23/38
(a) (c)
.... 4,925 4,921,167
Madison Park Funding XIV Ltd., Series
2014-14A, Class BR4, (3-mo.
CME Term SOFR at 1.50% Floor +
1.50%), 5.16%, 10/22/30
(a) (c)
.... 1,750 1,745,967
Madison Park Funding XL-R Ltd.,
Series 2025-40RA, Class D1, (3-mo.
CME Term SOFR at 2.95% Floor +
2.95%), 6.63%, 10/16/38
(a) (c)
.... 3,750 3,740,790
Madison Park Funding XXIV Ltd.
(a)(c)
Series 2016-24A, Class BR2, (3-mo.
CME Term SOFR at 1.55% Floor
+ 1.55%), 5.23%, 10/20/29 ... 90 90,217
Series 2016-24A, Class CR2, (3-mo.
CME Term SOFR at 2.05% Floor
+ 2.05%), 5.73%, 10/20/29 ... 1,500 1,500,383
Madison Park Funding XXVII Ltd.,
Series 2018-27A, Class A1R, (3-mo.
CME Term SOFR at 1.20% Floor +
1.20%), 4.88%, 04/20/38
(a) (c)
.... 1,900 1,900,132
Madison Park Funding XXXIII Ltd.
(a)(c)
Series 2019-33A, Class AR2, (3-mo.
CME Term SOFR at 1.03% Floor
+ 1.03%), 4.67%, 10/15/32 ... 26,465 26,463,764
Series 2019-33A, Class BR2, (3-mo.
CME Term SOFR at 1.45% Floor
+ 1.45%), 5.09%, 10/15/32 ... 1,750 1,747,843
Madison Park Funding XXXIV Ltd.,
Series 2019-34A, Class D1RR,
(3-mo. CME Term SOFR at 3.35%
Floor + 3.35%), 7.03%, 10/16/37
(a) (c)
1,500 1,481,309
Madison Park Funding XXXIX Ltd.
(a)(c)
Series 2021-39A, Class ARR, (3-mo.
CME Term SOFR at 1.03% Floor
+ 1.03%), 4.66%, 10/22/34 ... 15,000 14,996,604
Series 2021-39A, Class BRR, (3-mo.
CME Term SOFR at 1.55% Floor
+ 1.55%), 5.18%, 10/22/34 ... 7,000 6,997,591
Series 2021-39A, Class CR, (3-mo.
CME Term SOFR at 2.05% Floor
+ 2.05%), 5.71%, 10/22/34 ... 2,500 2,495,005
Madison Park Funding XXXVII Ltd.
(a)(c)
Series 2019-37A, Class AR2, (3-mo.
CME Term SOFR at 1.53% Floor
+ 1.53%), 5.20%, 04/15/37 ... 1,500 1,502,376
Series 2019-37A, Class BR2, (3-mo.
CME Term SOFR at 1.95% Floor
+ 1.95%), 5.62%, 04/15/37 ... 8,000 8,010,513
Maranon Loan Funding Ltd., Series
2020-1A, Class A, (3-mo. CME Term
SOFR at 1.95% Floor + 2.21%),
5.88%, 01/15/34
(a) (c)
.......... 703 703,463
Marble Point CLO XV Ltd., Series 2019-
1A, Class CR2, (3-mo. CME Term
SOFR at 1.90% Floor + 1.90%),
5.57%, 07/23/32
(a) (c)
.......... 250 250,236
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
MidOcean Credit CLO XI Ltd., Series
2022-11A, Class A1R2, (3-mo.
CME Term SOFR at 1.21% Floor +
1.21%), 4.89%, 01/18/36
(a) (c)
.... USD 4,250 $ 4,253,400
MidOcean Credit CLO XVII Ltd.,
Series 2024-17A, Class A1, (3-mo.
CME Term SOFR at 1.38% Floor +
1.38%), 5.06%, 01/20/38
(a) (c)
.... 1,820 1,823,190
MidOcean Credit CLO XXI, Series
2025-21A, Class A1, (3-mo. CME
Term SOFR at 1.26% Floor +
1.26%), 4.94%, 10/20/38
(a) (c)
.... 3,110 3,112,838
Neuberger Berman CLO XVI-S Ltd.,
Series 2017-16SA, Class A1R2,
(3-mo. CME Term SOFR at 1.18%
Floor + 1.18%), 4.85%, 04/15/39
(a) (c)
3,000 2,998,472
Neuberger Berman CLO XXI Ltd.,
Series 2016-21A, Class A1R3,
(3-mo. CME Term SOFR at 1.32%
Floor + 1.32%), 5.00%, 01/20/39
(a) (c)
3,000 3,004,009
Neuberger Berman Loan Advisers CLO
30 Ltd.
(a)(c)
Series 2018-30A, Class A1R2, (3-
mo. CME Term SOFR at 1.24%
Floor + 1.24%), 4.92%, 01/20/37 5,720 5,724,573
Series 2018-30A, Class D1R2, (3-
mo. CME Term SOFR at 2.80%
Floor + 2.80%), 6.48%, 01/20/39 750 746,509
Neuberger Berman Loan Advisers CLO
31 Ltd., Series 2019-31A, Class
AR2, (3-mo. CME Term SOFR
at 1.23% Floor + 1.23%), 4.91%,
01/20/39
(a) (c)
............... 2,000 2,001,320
Neuberger Berman Loan Advisers CLO
36R Ltd.
(a)(c)
Series 2020-36RA, Class C, (3-mo.
CME Term SOFR at 1.85% Floor
+ 1.85%), 5.53%, 07/20/39 ... 6,700 6,717,440
Series 2020-36RA, Class D, (3-mo.
CME Term SOFR at 2.75% Floor
+ 2.75%), 6.43%, 07/20/39 ... 1,560 1,564,203
Neuberger Berman Loan Advisers CLO
42 Ltd., Series 2021-42A, Class DR,
(3-mo. CME Term SOFR at 2.50%
Floor + 2.50%), 6.18%, 07/16/36
(a) (c)
2,230 2,200,026
New Mountain CLO 2 Ltd., Series CLO-
2A, Class A1R, (3-mo. CME Term
SOFR at 1.36% Floor + 1.36%),
5.03%, 01/15/38
(a) (c)
.......... 11,000 11,019,083
New Mountain CLO 3 Ltd., Series CLO-
3A, Class A1R, (3-mo. CME Term
SOFR at 1.33% Floor + 1.33%),
5.01%, 10/20/38
(a) (c)
.......... 3,000 3,005,324
New Mountain CLO 5 Ltd., Series CLO-
5A, Class D1R, (3-mo. CME Term
SOFR at 3.15% Floor + 3.15%),
6.83%, 07/20/36
(a) (c)
.......... 1,010 1,010,450
New Mountain CLO 8 Ltd., Series CLO-
8A, Class A1, (3-mo. CME Term
SOFR at 1.27% Floor + 1.27%),
4.95%, 10/20/38
(a) (c)
.......... 5,730 5,737,978
Northwoods Capital XIV-B Ltd., Series
2018-14BA, Class AR, (3-mo.
CME Term SOFR at 1.25% Floor +
1.25%), 4.89%, 11/13/31
(a) (c)
.... 85 85,294

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
NYACK Park CLO Ltd., Series 2021-1A,
Class D1R, (3-mo. CME Term SOFR
at 2.70% Floor + 2.70%), 6.38%,
10/20/38
(a) (c)
............... USD 3,500 $ 3,329,784
Oak Hill Credit Partners X-R Ltd.
(a)(c)
Series 2014-10RA, Class AR2, (3-
mo. CME Term SOFR at 1.13%
Floor + 1.13%), 4.81%, 04/20/38 1,250 1,249,224
Series 2014-10RA, Class D2R2, (3-
mo. CME Term SOFR at 3.60%
Floor + 3.60%), 7.28%, 04/20/38 1,500 1,458,515
Oaktree CLO Ltd.
(a)(c)
Series 2024-27A, Class A2, (3-mo.
CME Term SOFR at 1.57% Floor
+ 1.57%), 5.23%, 10/22/37 ... 960 962,225
Series 2024-27A, Class D1, (3-mo.
CME Term SOFR at 3.00% Floor
+ 3.00%), 6.66%, 10/22/37 ... 900 901,883
Series 2025-31A, Class A, (3-mo.
CME Term SOFR at 1.32% Floor
+ 1.32%), 4.99%, 07/15/38 ... 4,560 4,567,656
OCP CLO Ltd.
(a)(c)
Series 2014-5A, Class CR, (3-mo.
CME Term SOFR at 2.90% Floor
+ 3.16%), 6.83%, 04/26/31 ... 1,430 1,432,651
Series 2016-12A, Class E2R3, (3-
mo. CME Term SOFR at 7.34%
Floor + 7.34%), 11.02%, 10/18/37 2,250 2,054,814
Series 2016-12A, Class XR3, (3-mo.
CME Term SOFR at 1.20% Floor
+ 1.20%), 4.88%, 10/18/37 ... 700 700,006
Series 2017-13A, Class AR2, (3-mo.
CME Term SOFR at 1.34% Floor
+ 1.34%), 5.01%, 11/26/37 ... 7,750 7,763,136
Series 2017-14A, Class D2R, (3-mo.
CME Term SOFR at 4.50% Floor
+ 4.50%), 8.18%, 07/20/37 ... 6,250 6,221,445
Series 2020-8RA, Class AR2, (3-mo.
CME Term SOFR at 1.22% Floor
+ 1.22%), 4.90%, 10/17/38 ... 1,000 1,000,528
Series 2020-18A, Class A1R2, (3-
mo. CME Term SOFR at 1.37%
Floor + 1.37%), 5.05%, 07/20/37 2,020 2,023,445
Series 2020-18A, Class D1R2, (3-
mo. CME Term SOFR at 3.10%
Floor + 3.10%), 6.78%, 07/20/37 2,750 2,752,762
Series 2020-18A, Class ER2, (3-mo.
CME Term SOFR at 6.25% Floor
+ 6.25%), 9.93%, 07/20/37 ... 3,650 3,633,031
Series 2021-22A, Class AR, (3-mo.
CME Term SOFR at 1.35% Floor
+ 1.35%), 5.03%, 10/20/37 ... 3,750 3,756,937
Series 2021-23A, Class AR2, (3-mo.
CME Term SOFR at 1.19% Floor
+ 1.19%), 4.87%, 01/17/39 ... 5,000 5,002,452
Series 2022-25A, Class PREF,
0.00%, ................ 15,845 7,205,197
Series 2025-44A, Class A, (3-mo.
CME Term SOFR at 1.30% Floor
+ 1.30%), 4.97%, 10/24/38 ... 2,000 2,002,609
Series 2025-46A, Class C, (3-mo.
CME Term SOFR at 1.70% Floor
+ 1.70%), 5.55%, 10/15/38 ... 1,460 1,458,805
Series 2025-46A, Class D1, (3-mo.
CME Term SOFR at 2.45% Floor
+ 2.45%), 6.30%, 10/15/38 ... 490 488,101
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Series 2026-50A, Class A1, (3-mo.
CME Term SOFR at 1.20% Floor
+ 1.20%), 4.86%, 07/15/39 ... USD 1,750 $ 1,750,147
Octagon 54 Ltd., Series 2021-1A, Class
B, (3-mo. CME Term SOFR at 1.60%
Floor + 1.86%), 5.53%, 07/15/34
(a) (c)
3,820 3,826,083
Octagon 59 Ltd., Series 2022-1A, Class
B, (3-mo. CME Term SOFR at 1.95%
Floor + 1.95%), 5.60%, 05/15/35
(a) (c)
5,000 5,006,543
Octagon 63 Ltd., Series 2024-2A, Class
F, (3-mo. CME Term SOFR at 6.50%
Floor + 6.50%), 10.18%, 07/20/37
(a) (c)
5,670 4,934,158
Octagon Investment Partners 41 Ltd.,
Series 2019-2A, Class A1R2, (3-mo.
CME Term SOFR at 1.09% Floor +
1.09%), 4.76%, 10/15/33
(a) (c)
.... 5,000 5,000,802
Octagon Investment Partners XVI Ltd.,
Series 2013-1A, Class BR, (3-mo.
CME Term SOFR at 1.60% Floor +
1.86%), 5.54%, 07/17/30
(a) (c)
.... 6,275 6,276,227
OFSI BSL IX Ltd., Series 2018-1A,
Class D, (3-mo. CME Term SOFR
at 3.20% Floor + 3.46%), 7.13%,
07/15/31
(a) (c)
............... 2,250 2,228,090
OHA Credit Funding 10-R Ltd., Series
2021-10RA, Class A1, (3-mo.
CME Term SOFR at 1.26% Floor +
1.26%), 4.94%, 07/18/37
(a) (c)
.... 6,750 6,756,689
OHA Credit Funding 22 Ltd., Series
2025-22A, Class A1, (3-mo. CME
Term SOFR at 1.33% Floor +
1.33%), 5.01%, 07/20/38
(a) (c)
.... 8,000 8,003,159
OHA Credit Funding 6 Ltd., Series
2020-6A, Class AR2, (3-mo. CME
Term SOFR at 1.33% Floor +
1.33%), 5.01%, 10/20/37
(a) (c)
.... 500 500,750
OHA Credit Funding 7 Ltd., Series
2020-7A, Class A1R2, (3-mo.
CME Term SOFR at 1.28% Floor +
1.28%), 4.96%, 07/19/38
(a) (c)
.... 7,750 7,757,641
OHA Credit Funding 9 Ltd., Series
2021-9A, Class A1R, (3-mo. CME
Term SOFR at 1.35% Floor +
1.35%), 5.03%, 10/19/37
(a) (c)
.... 2,750 2,755,366
OHA Credit Funding Ltd.
(a)(c)
Series 2023-15RA, Class A, (3-mo.
CME Term SOFR at 1.29% Floor
+ 1.29%), 4.97%, 07/20/38 ... 2,750 2,753,015
Series 2024-17RA, Class A1, (3-mo.
CME Term SOFR at 1.14% Floor
+ 1.14%), 4.82%, 04/20/39 ... 1,500 1,498,624
OHA Credit Partners VII Ltd., Series
2012-7A, Class AR4, (3-mo. CME
Term SOFR at 1.14% Floor +
1.14%), 4.78%, 02/20/38
(a) (c)
.... 330 329,829
OHA Credit Partners XVII Ltd., Series
2024-17A, Class B2, 5.51%,
01/18/38
(c)
................ 6,000 5,910,771
OHA Loan Funding Ltd., Series 2013-
1A, Class A1R4, (3-mo. CME Term
SOFR at 1.19% Floor + 1.19%),
4.85%, 07/23/39
(a) (c)
.......... 9,500 9,498,609
Orion CLO Ltd., Series 2024-4A, Class
A, (3-mo. CME Term SOFR at 1.38%
Floor + 1.38%), 5.06%, 10/20/37
(a) (c)
1,010 1,011,774

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
OZLM Funding II Ltd., Series 2012-2A,
Class AR4, (3-mo. CME Term SOFR
at 1.20% Floor + 1.20%), 4.86%,
07/30/37
(a) (c)
............... USD 6,750 $ 6,750,898
OZLM VI Ltd., Series 2014-6A, Class
SUB, 0.00%, 04/17/31
(a) (c) (d) (e)
.... 3,200 331
OZLM XIX Ltd.
(a)(c)
Series 2017-19A, Class A1R3, (3-
mo. CME Term SOFR at 1.00%
Floor + 1.00%), 4.67%, 01/15/35 9,750 9,802,015
Series 2017-19A, Class B1R3, (3-
mo. CME Term SOFR at 1.60%
Floor + 1.60%), 5.27%, 01/15/35 3,000 2,994,514
OZLM XXIV Ltd., Series 2019-24A,
Class A1AR, (3-mo. CME Term
SOFR at 1.42% Floor + 1.42%),
5.10%, 07/20/32
(a) (c)
.......... 378 377,817
Palmer Square CLO Ltd.
(a)(c)
Series 2019-1A, Class A1R2, (3-mo.
CME Term SOFR at 1.25% Floor
+ 1.25%), 4.90%, 08/14/38 ... 9,250 9,263,399
Series 2020-3A, Class ER2, (3-mo.
CME Term SOFR at 8.60% Floor
+ 8.60%), 12.25%, 11/15/36 .. 3,150 2,826,456
Series 2021-4A, Class A1R, (3-mo.
CME Term SOFR at 1.32% Floor
+ 1.32%), 4.99%, 07/15/38 ... 4,750 4,759,408
Series 2022-3A, Class D1R, (3-mo.
CME Term SOFR at 2.95% Floor
+ 2.95%), 6.63%, 07/20/37 ... 880 880,025
Series 2023-1A, Class AR, (3-mo.
CME Term SOFR at 1.25% Floor
+ 1.25%), 4.93%, 01/20/38 ... 2,325 2,327,150
Series 2023-2A, Class DR, (3-mo.
CME Term SOFR at 3.40% Floor
+ 3.40%), 7.08%, 07/20/38 ... 1,700 1,690,358
Series 2025-1A, Class E, (3-mo.
CME Term SOFR at 4.50% Floor
+ 4.50%), 8.18%, 04/20/38 ... 1,000 981,759
Series 2025-3A, Class A, (3-mo.
CME Term SOFR at 0.00% Floor
+ 1.30%), 4.98%, 07/20/37 ... 12,750 12,771,611
Series 2025-4A, Class A, (3-mo.
CME Term SOFR at 1.27% Floor
+ 1.27%), 4.95%, 10/20/38 ... 3,750 3,755,643
Palmer Square Loan Funding Ltd.
(a)(c)
Series 2024-2A, Class BR, (3-mo.
CME Term SOFR at 1.50% Floor
+ 1.50%), 5.17%, 01/15/33 ... 3,000 2,991,564
Series 2024-2A, Class D, (3-mo.
CME Term SOFR at 4.70% Floor
+ 4.70%), 8.37%, 01/15/33 ... 3,500 3,457,080
Series 2024-3A, Class BR, (3-mo.
CME Term SOFR at 1.45% Floor
+ 1.45%), 5.10%, 08/08/32 ... 1,000 997,510
Series 2024-3A, Class CR, (3-mo.
CME Term SOFR at 1.85% Floor
+ 1.85%), 5.50%, 08/08/32 ... 2,000 2,001,000
Series 2024-3A, Class DR, (3-mo.
CME Term SOFR at 3.75% Floor
+ 3.75%), 7.40%, 08/08/32 ... 1,650 1,625,484
Series 2025-1A, Class C, (3-mo.
CME Term SOFR at 2.25% Floor
+ 2.25%), 5.90%, 02/15/33 ... 2,000 1,996,344
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Series 2025-1A, Class D, (3-mo.
CME Term SOFR at 4.10% Floor
+ 4.10%), 7.75%, 02/15/33 ... USD 4,000 $ 3,869,019
Series 2025-2A, Class C, (3-mo.
CME Term SOFR at 2.50% Floor
+ 2.50%), 6.17%, 07/15/33 ... 5,125 5,131,853
Series 2025-2A, Class D, (3-mo.
CME Term SOFR at 4.50% Floor
+ 4.50%), 8.17%, 07/15/33 ... 4,500 4,508,814
Series 2025-3A, Class A1, (3-mo.
CME Term SOFR at 0.95% Floor
+ 0.95%), 4.66%, 01/15/34 ... 9,200 9,195,726
Series 2025-3A, Class C, (3-mo.
CME Term SOFR at 2.40% Floor
+ 2.40%), 6.11%, 01/15/34 ... 1,000 1,000,836
Series 2025-3A, Class D, (3-mo.
CME Term SOFR at 4.40% Floor
+ 4.40%), 8.11%, 01/15/34 ... 3,000 2,919,450
Park Blue CLO Ltd.
(a)(c)
Series 2023-3A, Class A1R, (3-mo.
CME Term SOFR at 1.48% Floor
+ 1.48%), 5.16%, 04/20/37 ... 3,000 3,006,591
Series 2025-7A, Class A1, (3-mo.
CME Term SOFR at 1.22% Floor
+ 1.22%), 4.89%, 04/25/38 ... 8,750 8,752,091
Series 2025-9A, Class A1, (3-mo.
CME Term SOFR at 1.35% Floor
+ 1.35%), 5.03%, 10/20/38 ... 4,750 4,759,531
Series 2025-10A, Class A1, (3-mo.
CME Term SOFR at 1.28% Floor
+ 1.28%), 4.95%, 01/20/39 ... 9,750 9,764,355
Series 2026-11A, Class E, (3-mo.
CME Term SOFR at 5.55% Floor
+ 5.55%), 9.20%, 07/20/39 ... 2,750 2,722,500
PFP Ltd.
(a)(c)
Series 2026-13, Class A, (1-mo.
CME Term SOFR at 1.50% Floor
+ 1.50%), 5.14%, 08/18/43 ... 1,951 1,952,482
Series 2026-14, Class A, (1-mo.
CME Term SOFR at 1.32% Floor
+ 1.32%), 4.97%, 12/18/43 ... 8,543 8,550,230
Pikes Peak CLO 10, Series 2022-10A,
Class A1R, (3-mo. CME Term SOFR
at 1.36% Floor + 1.36%), 5.02%,
01/22/38
(a) (c)
............... 10,500 10,518,483
Pikes Peak CLO 18
(a)(c)
Series 2025-18A, Class A1, (3-mo.
CME Term SOFR at 1.22% Floor
+ 1.22%), 4.90%, 04/20/38 ... 1,500 1,500,375
Series 2025-18A, Class E, (3-mo.
CME Term SOFR at 5.75% Floor
+ 5.75%), 9.43%, 04/20/38 ... 750 753,009
Pikes Peak CLO 6, Series 2020-6A,
Class ERR, (3-mo. CME Term SOFR
at 4.60% Floor + 4.60%), 8.25%,
05/18/34
(a) (c)
............... 250 238,015
Pikes Peak Copper, Series 2026-21A,
Class A1, (3-mo. CME Term SOFR
at 1.17% Floor + 1.17%), 4.85%,
04/20/39
(a) (c)
............... 2,250 2,246,850
Post CLO Ltd.
(a)(c)
Series 2023-1A, Class A1R, (3-mo.
CME Term SOFR at 1.30% Floor
+ 1.30%), 4.98%, 10/20/38 ... 3,090 3,094,015

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Series 2024-1A, Class A1R, (3-mo.
CME Term SOFR at 1.27% Floor
+ 1.27%), 4.88%, 03/30/39 ... USD 8,750 $ 8,758,295
Post CLO VI Ltd., Series 2024-2A,
Class A1, (3-mo. CME Term SOFR
at 1.42% Floor + 1.42%), 5.10%,
01/20/38
(a) (c)
............... 13,800 13,830,096
Rad CLO 10 Ltd., Series 2021-10A,
Class A, (3-mo. CME Term SOFR
at 1.17% Floor + 1.43%), 5.10%,
04/23/34
(a) (c)
............... 5,000 5,001,507
Rad CLO 18 Ltd., Series 2023-18A,
Class A1R, (3-mo. CME Term SOFR
at 1.40% Floor + 1.40%), 5.07%,
07/15/37
(a) (c)
............... 4,750 4,758,186
Rad CLO 26 Ltd., Series 2024-26A,
Class D2, (3-mo. CME Term SOFR
at 4.25% Floor + 4.25%), 7.93%,
10/20/37
(a) (c)
............... 1,000 974,536
Rad CLO 6 Ltd., Series 2019-6A, Class
A1R, (3-mo. CME Term SOFR
at 1.39% Floor + 1.39%), 5.07%,
10/20/37
(a) (c)
............... 9,000 9,015,734
Rad CLO 9 Ltd., Series 2020-9A, Class
A1R, (3-mo. CME Term SOFR
at 1.34% Floor + 1.34%), 5.01%,
01/15/38
(a) (c)
............... 7,250 7,261,229
Reese Park CLO Ltd., Series 2020-1A,
Class ARR, (3-mo. CME Term SOFR
at 1.32% Floor + 1.32%), 4.99%,
01/15/38
(a) (c)
............... 1,500 1,501,978
Regatta 30 Funding Ltd., Series 2024-
4A, Class A1, (3-mo. CME Term
SOFR at 1.32% Floor + 1.32%),
4.99%, 01/25/38
(a) (c)
.......... 9,600 9,613,029
Regatta 35 Funding Ltd., Series 2025-
5A, Class A1, (3-mo. CME Term
SOFR at 1.29% Floor + 1.29%),
4.96%, 10/15/38
(a) (c)
.......... 12,500 12,521,713
Regatta VI Funding Ltd., Series 2016-
1A, Class D1R3, (3-mo. CME Term
SOFR at 2.75% Floor + 2.75%),
6.43%, 10/20/38
(a) (c)
.......... 3,000 2,976,521
Regatta XI Funding Ltd., Series 2018-
1A, Class BR, (3-mo. CME Term
SOFR at 1.75% Floor + 1.75%),
5.43%, 07/17/37
(a) (c)
.......... 2,000 2,000,915
Regatta XIX Funding Ltd., Series 2022-
1A, Class A1R, (3-mo. CME Term
SOFR at 1.24% Floor + 1.24%),
4.92%, 10/20/38
(a) (c)
.......... 3,563 3,567,793
Regatta XVI Funding Ltd., Series 2019-
2A, Class A1R2, (3-mo. CME Term
SOFR at 1.19% Floor + 1.19%),
4.86%, 04/15/39
(a) (c)
.......... 14,250 14,254,832
Regatta XVIII Funding Ltd., Series
2021-1A, Class A1R, (3-mo. CME
Term SOFR at 1.16% Floor +
1.16%), 4.83%, 04/15/38
(a) (c)
.... 2,000 1,998,627
Regatta XXV Funding Ltd., Series
2023-1A, Class D2R, (3-mo. CME
Term SOFR at 4.25% Floor +
4.25%), 7.92%, 07/15/38
(a) (c)
.... 1,500 1,462,185
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Regatta XXVIII Funding Ltd., Series
2024-2A, Class A1R, (3-mo. CME
Term SOFR at 1.23% Floor +
1.23%), 4.93%, 07/25/39
(a) (c)
.... USD 11,600 $ 11,613,110
RIN II Ltd., Series 2019-1A, Class AR,
(3-mo. CME Term SOFR at 1.48%
Floor + 1.48%), 5.15%, 01/15/38
(a) (c)
10,728 10,731,246
Rockford Tower CLO Ltd.
(a)(c)
Series 2017-3A, Class SUB, 0.00%,
10/20/30 ............... 1,750 4,393
Series 2018-1A, Class B, (3-mo.
CME Term SOFR at 0.00% Floor
+ 1.98%), 5.62%, 05/20/31 ... 250 250,061
Series 2018-1A, Class SUB, 0.00%,
05/20/31 ............... 1,750 16,960
Series 2018-2A, Class D, (3-mo.
CME Term SOFR at 3.10% Floor
+ 3.36%), 7.04%, 10/20/31 ... 1,000 1,000,585
Series 2018-2A, Class SUB, 0.00%,
10/20/31 ............... 1,750 2,442
Series 2019-2A, Class BR2, (3-mo.
CME Term SOFR at 1.65% Floor
+ 1.65%), 5.29%, 08/20/32 ... 1,150 1,153,376
Series 2021-1A, Class C, (3-mo.
CME Term SOFR at 2.00% Floor
+ 2.26%), 5.94%, 07/20/34 ... 250 250,323
Series 2022-1A, Class A1R, (3-mo.
CME Term SOFR at 1.20% Floor
+ 1.20%), 4.88%, 07/20/35 ... 2,250 2,250,338
Series 2022-1A, Class CR, (3-mo.
CME Term SOFR at 1.95% Floor
+ 1.95%), 5.63%, 07/20/35 ... 2,750 2,753,411
Series 2025-3A, Class A1, (3-mo.
CME Term SOFR at 1.30% Floor
+ 1.30%), 4.97%, 03/31/38 ... 2,000 2,003,494
Series 2025-3A, Class E, (3-mo.
CME Term SOFR at 7.00% Floor
+ 7.00%), 10.67%, 03/31/38 .. 2,000 2,000,530
Rockford Tower Credit Funding I Ltd.
(c)
Series 2022-1A, Class A, 3.53%,
04/20/40 ............... 8,000 7,861,151
Series 2022-1A, Class SUB, 0.00%,
04/20/40
(a)
.............. 5,000 2,114,500
Romark CLO III Ltd., Series 2019-3A,
Class A2AR, (3-mo. CME Term
SOFR at 1.75% Floor + 2.01%),
5.68%, 10/15/34
(a) (c)
.......... 5,000 5,006,615
RR 14 Ltd., Series 2021-14A, Class
SUB, 0.00%, 04/15/2121
(a) (c)
.... 5,000 924,400
RR 16 Ltd., Series 2021-16A, Class
SUB, 0.00%, 07/15/2121
(a) (c)
.... 16,700 2,999,654
RR 17 Ltd., Series 2021-17A, Class
SUB, 0.00%, 07/15/34
(a) (c)
...... 475 103,997
RR 19 Ltd., Series 2021-19A, Class
DR, (3-mo. CME Term SOFR at
4.70% Floor + 4.70%), 8.37%,
04/15/40
(a) (c)
............... 3,000 2,982,741
RR 20 Ltd., Series 2022-20A, Class
CR, (3-mo. CME Term SOFR at
2.60% Floor + 2.60%), 6.27%,
07/15/37
(a) (c)
............... 1,750 1,724,493
RR 29 Ltd., Series 2024-29RA, Class
A1R, (3-mo. CME Term SOFR
at 1.39% Floor + 1.39%), 5.06%,
07/15/39
(a) (c)
............... 1,000 1,001,803

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
RR 32 Ltd., Series 2024-32RA, Class
A1R, (3-mo. CME Term SOFR
at 1.36% Floor + 1.36%), 5.03%,
10/15/39
(a) (c)
............... USD 7,325 $ 7,337,832
RR 41 Ltd., Series 2025-41A, Class
A1A, (3-mo. CME Term SOFR
at 1.25% Floor + 1.25%), 4.92%,
10/15/40
(a) (c)
............... 8,500 8,512,781
RR 43 Ltd., Series 2026-43A, Class C1,
(3-mo. CME Term SOFR at 2.40%
Floor + 2.40%), 6.05%, 10/15/39
(a) (c)
750 750,701
RR 5 Ltd., Series 2018-5A, Class A2R2,
(3-mo. CME Term SOFR at 1.55%
Floor + 1.55%), 5.17%, 07/15/39
(a) (c)
1,500 1,498,103
Sagard-HalseyPoint CLO 10 Ltd.,
Series 2025-10A, Class A1, (3-mo.
CME Term SOFR at 1.35% Floor +
1.35%), 5.03%, 10/20/38
(a) (c)
.... 19,600 19,639,333
Sagard-HalseyPoint CLO 9 Ltd., Series
2025-9A, Class A, (3-mo. CME Term
SOFR at 1.29% Floor + 1.29%),
4.97%, 04/20/38
(a) (c)
.......... 7,000 7,005,954
Sandstone Peak II Ltd., Series 2023-
1A, Class A1R, (3-mo. CME Term
SOFR at 1.41% Floor + 1.41%),
5.09%, 07/20/38
(a) (c)
.......... 21,890 21,924,129
Sandstone Peak III Ltd., Series 2024-
1A, Class A1R, (3-mo. CME Term
SOFR at 1.30% Floor + 1.30%),
4.95%, 04/25/37
(a) (c)
.......... 11,500 11,517,250
Sandstone Peak IV Ltd., Series 2025-
1A, Class A1, (3-mo. CME Term
SOFR at 1.29% Floor + 1.29%),
4.95%, 01/20/39
(a) (c)
.......... 3,000 3,004,723
Saratoga Investment Corp. CLO Ltd.,
Series 2013-1A, Class A1R4, (3-mo.
CME Term SOFR at 1.30% Floor +
1.30%), 4.98%, 04/20/33
(a) (c)
.... 6,626 6,630,817
Sculptor CLO XXIX Ltd., Series 29A,
Class AR, (3-mo. CME Term SOFR
at 1.37% Floor + 1.37%), 5.03%,
07/22/38
(a) (c)
............... 17,500 17,539,219
Signal Peak CLO 11 Ltd., Series 2024-
11A, Class A1, (3-mo. CME Term
SOFR at 1.45% Floor + 1.45%),
5.13%, 07/18/37
(a) (c)
.......... 2,000 2,004,343
Signal Peak CLO 14 Ltd., Series
2024-14A, Class SUB, 0.00%,
01/22/38
(a) (c)
............... 6,000 3,465,540
Signal Peak CLO 4 Ltd., Series 2017-
4A, Class AR2, (3-mo. CME Term
SOFR at 1.12% Floor + 1.12%),
4.79%, 10/26/34
(a) (c)
.......... 5,070 5,070,697
Signal Peak CLO 5 Ltd., Series 2018-
5A, Class BR2, (3-mo. CME Term
SOFR at 1.55% Floor + 1.55%),
5.18%, 04/25/37
(a) (c)
.......... 1,000 999,443
Signal Peak CLO 7 Ltd., Series 2019-
1A, Class A1R, (3-mo. CME Term
SOFR at 1.42% Floor + 1.42%),
5.10%, 10/20/37
(a) (c)
.......... 6,500 6,512,887
Signal Peak CLO 8 Ltd., Series 2020-
8A, Class A1R, (3-mo. CME Term
SOFR at 1.39% Floor + 1.39%),
5.07%, 10/20/37
(a) (c)
.......... 2,000 2,003,135
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Silver Point CLO 13 Ltd., Series 2025-
13A, Class A1, (3-mo. CME Term
SOFR at 1.25% Floor + 1.25%),
4.92%, 10/15/38
(a) (c)
.......... USD 4,750 $ 4,755,282
Silver Point CLO 8 Ltd., Series 2025-
8A, Class A1, (3-mo. CME Term
SOFR at 1.21% Floor + 1.21%),
4.88%, 04/15/38
(a) (c)
.......... 7,440 7,441,176
Silver Point SCF CLO V Ltd., Series
2025-1A, Class A1, (3-mo. CME
Term SOFR at 1.50% Floor +
1.50%), 5.18%, 04/20/38
(a) (c)
.... 14,000 13,944,000
Sixth Street CLO XI Ltd., Series 2018-
11A, Class AR2, (3-mo. CME Term
SOFR at 1.22% Floor + 1.22%),
4.87%, 04/25/37
(a) (c)
.......... 4,250 4,250,419
Sixth Street CLO XII Ltd., Series 2018-
12A, Class BR2, (3-mo. CME Term
SOFR at 1.60% Floor + 1.60%),
5.28%, 01/17/39
(a) (c)
.......... 925 927,745
Sixth Street CLO XIV Ltd., Series 2019-
14A, Class A1R2, (3-mo. CME Term
SOFR at 1.15% Floor + 1.15%),
4.82%, 01/20/38
(a) (c)
.......... 1,000 999,346
Sixth Street CLO XVI Ltd., Series 2020-
16A, Class A1R2, (3-mo. CME Term
SOFR at 1.17% Floor + 1.17%),
4.84%, 01/21/39
(a) (c)
.......... 7,500 7,497,848
Sixth Street CLO XVII Ltd., Series
2021-17A, Class D2R, (3-mo.
CME Term SOFR at 3.85% Floor +
3.85%), 7.53%, 04/17/38
(a) (c)
.... 1,500 1,463,658
Sixth Street CLO XX Ltd., Series 2021-
20A, Class D2R, (3-mo. CME Term
SOFR at 4.15% Floor + 4.15%),
7.83%, 07/17/38
(a) (c)
.......... 1,500 1,454,306
Sixth Street CLO XXII Ltd., Series
2023-22A, Class AR, (3-mo. CME
Term SOFR at 1.13% Floor +
1.13%), 4.80%, 04/21/38
(a) (c)
.... 14,750 14,737,194
Sixth Street CLO XXV Ltd., Series
2024-25A, Class A, (3-mo. CME
Term SOFR at 1.48% Floor +
1.48%), 5.15%, 07/24/37
(a) (c)
.... 3,000 3,006,960
Sound Point CLO IX Ltd., Series 2015-
2A, Class BRRR, (3-mo. CME Term
SOFR at 1.80% Floor + 2.06%),
5.74%, 07/20/32
(a) (c)
.......... 5,000 5,002,732
Sound Point CLO XXIX Ltd., Series
2021-1A, Class D, (3-mo. CME Term
SOFR at 3.76% Floor + 3.76%),
7.43%, 04/25/34
(a) (c)
.......... 345 329,272
Sound Point CLO XXVIII Ltd., Series
2020-3A, Class D, (3-mo. CME Term
SOFR at 3.65% Floor + 3.91%),
7.58%, 01/25/32
(a) (c)
.......... 500 477,430
Sound Point CLO XXXI Ltd., Series
2021-3A, Class AR, (3-mo. CME
Term SOFR at 1.07% Floor +
1.07%), 4.69%, 10/25/34
(a) (c)
.... 9,500 9,498,456
Sounds Point CLO IV-R Ltd., Series
2013-3RA, Class A, (3-mo. CME
Term SOFR at 1.15% Floor +
1.41%), 5.09%, 04/18/31
(a) (c)
.... 921 921,503

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Sycamore Tree CLO Ltd.
(a)(c)
Series 2025-6A, Class B, (3-mo.
CME Term SOFR at 1.60% Floor
+ 1.60%), 5.28%, 04/20/38 ... USD 1,800 $ 1,806,989
Series 2025-7A, Class D1, (3-mo.
CME Term SOFR at 3.00% Floor
+ 3.00%), 6.68%, 08/28/38 ... 750 751,163
Symphony CLO 41 Ltd., Series 2024-
41A, Class C, (3-mo. CME Term
SOFR at 1.90% Floor + 1.90%),
5.58%, 07/20/37
(a) (c)
.......... 750 750,824
Symphony CLO 43 Ltd., Series 2024-
43A, Class A1R, (3-mo. CME Term
SOFR at 1.23% Floor + 1.23%),
4.86%, 04/15/37
(a) (c)
.......... 9,500 9,503,085
Symphony CLO 46 Ltd., Series 2024-
46A, Class B2, 5.57%, 01/20/38
(c)
. 4,670 4,589,889
Symphony CLO XVIII Ltd., Series 2016-
18A, Class DR4, (3-mo. CME Term
SOFR at 3.00% Floor + 3.00%),
6.67%, 10/23/37
(a) (c)
.......... 3,250 3,195,424
Symphony Loan Funding CLO 1 Ltd.,
Series 2024-1A, Class A1, (3-mo.
CME Term SOFR at 1.43% Floor +
1.43%), 5.09%, 01/22/38
(a) (c)
.... 11,500 11,522,985
TCI-Flatiron CLO Ltd., Series 2018-1A,
Class DR2, (3-mo. CME Term SOFR
at 2.75% Floor + 2.75%), 6.42%,
07/29/35
(a) (c)
............... 1,000 994,249
TCI-Symphony CLO Ltd., Series
2017-1A, Class D, (3-mo. CME Term
SOFR at 0.00% Floor + 3.66%),
7.33%, 07/15/30
(a) (c)
.......... 1,000 1,000,124
TCW CLO AMR Ltd., Series 2019-1A,
Class ASNR, (3-mo. CME Term
SOFR at 1.22% Floor + 1.30%),
4.95%, 08/16/34
(a) (c)
.......... 5,000 4,999,283
TCW CLO Ltd., Series 2019-2A, Class
A1R2, (3-mo. CME Term SOFR
at 1.27% Floor + 1.27%), 4.95%,
01/20/38
(a) (c)
............... 5,000 5,006,512
Trestles CLO IV Ltd., Series 2021-4A,
Class AR1, (3-mo. CME Term SOFR
at 1.28% Floor + 1.28%), 4.94%,
10/30/38
(a) (c)
............... 1,970 1,972,955
Trestles CLO IX Ltd., Series 2025-9A,
Class A1, (3-mo. CME Term SOFR
at 1.26% Floor + 1.26%), 4.93%,
01/15/39
(a) (c)
............... 2,670 2,674,381
Trestles CLO VII Ltd., Series 2024-7A,
Class A1, (3-mo. CME Term SOFR
at 1.38% Floor + 1.38%), 5.05%,
10/25/37
(a) (c)
............... 13,000 13,023,330
Trestles CLO VIII Ltd., Series 2025-8A,
Class A1R, (3-mo. CME Term SOFR
at 1.23% Floor + 1.23%), 4.93%,
07/20/39
(a) (c)
............... 15,700 15,714,929
Triaxx Prime CDO Ltd.
(a)(c)
Series 2006-1A, Class A2, (3-mo.
CME Term SOFR at 0.00% Floor
+ 0.45%), 0.96%, 03/03/39
(d) (e)
. 52,840 5,284
Series 2006-1A, Class B, (3-mo.
CME Term SOFR at 0.00% Floor
+ 0.65%), 5.50%, 03/03/39 ... 12,800 1,216
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Trimaran CAVU Ltd.
(a)(c)
Series 2021-1A, Class D2R, (3-mo.
CME Term SOFR at 4.75% Floor
+ 4.75%), 8.42%, 07/23/37 ... USD 3,375 $ 3,377,666
Series 2021-2A, Class AR, (3-mo.
CME Term SOFR at 1.02% Floor
+ 1.02%), 4.69%, 10/25/34 ... 2,600 2,598,592
Series 2021-2A, Class D1R, (3-mo.
CME Term SOFR at 2.50% Floor
+ 2.50%), 6.17%, 10/25/34 ... 1,550 1,527,583
Series 2022-1A, Class AR, (3-mo.
CME Term SOFR at 1.40% Floor
+ 1.40%), 5.06%, 10/22/37 ... 21,410 21,453,043
Series 2022-1A, Class D1R, (3-mo.
CME Term SOFR at 3.30% Floor
+ 3.30%), 6.96%, 10/22/37 ... 2,000 2,003,826
Series 2022-2A, Class AR, (3-mo.
CME Term SOFR at 1.24% Floor
+ 1.24%), 4.92%, 03/27/38 ... 5,000 5,003,387
Series 2023-2A, Class CR, (3-mo.
CME Term SOFR at 1.80% Floor
+ 1.80%), 5.48%, 01/20/39 ... 1,000 1,001,870
Series 2024-1A, Class A, (3-mo.
CME Term SOFR at 1.38% Floor
+ 1.38%), 5.05%, 01/25/38 ... 34,750 34,811,956
Series 2024-1A, Class E, (3-mo.
CME Term SOFR at 6.25% Floor
+ 6.25%), 9.92%, 01/25/38 ... 2,000 1,999,082
Trinitas CLO XI Ltd.
(a)(c)
Series 2019-11A, Class A1R3, (3-
mo. CME Term SOFR at 1.05%
Floor + 1.05%), 4.68%, 07/15/34 7,500 7,498,514
Series 2019-11A, Class CR2, (3-mo.
CME Term SOFR at 2.00% Floor
+ 2.00%), 5.63%, 07/15/34 ... 5,750 5,762,508
Trinitas CLO XII Ltd., Series 2020-12A,
Class A1R2, (3-mo. CME Term
SOFR at 1.05% Floor + 1.05%),
4.72%, 04/25/33
(a) (c)
.......... 9,833 9,832,318
Trinitas CLO XX Ltd., Series 2022-20A,
Class D1R, (3-mo. CME Term SOFR
at 3.00% Floor + 3.00%), 6.68%,
07/20/35
(a) (c)
............... 1,000 998,325
Trinitas CLO XXX Ltd., Series 2024-
30A, Class E, (3-mo. CME Term
SOFR at 6.90% Floor + 6.90%),
10.57%, 10/23/37
(a) (c)
......... 1,500 1,499,216
Trinitas CLO XXXII Ltd., Series 2025-
32A, Class A1, (3-mo. CME Term
SOFR at 1.33% Floor + 1.33%),
5.00%, 07/23/38
(a) (c)
.......... 8,270 8,284,951
Trinitas CLO XXXV Ltd., Series 2026-
35A, Class A1, (3-mo. CME Term
SOFR at 1.22% Floor + 1.22%),
4.89%, 01/22/39
(a) (c)
.......... 2,500 2,501,281
Upland CLO Ltd., Series 2016-1A,
Class CR, (3-mo. CME Term SOFR
at 0.00% Floor + 3.16%), 6.84%,
04/20/31
(a) (c)
............... 2,000 2,008,017
Venture 31 CLO Ltd., Series 2018-31A,
Class A2, (3-mo. CME Term SOFR
at 1.15% Floor + 1.41%), 5.09%,
04/20/31
(a) (c)
............... 1,500 1,499,965

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Venture 34 CLO Ltd., Series 2018-34A,
Class AR, (3-mo. CME Term SOFR
at 1.28% Floor + 1.28%), 4.95%,
10/15/31
(a) (c)
............... USD 6,621 $ 6,623,972
Vibrant CLO XII Ltd., Series 2021-12A,
Class BRR, (3-mo. CME Term SOFR
at 1.95% Floor + 1.95%), 5.63%,
04/20/34
(a) (c)
............... 2,000 2,005,112
Voya CLO Ltd.
(a)(c)
Series 2013-2A, Class A2AR, (3-mo.
CME Term SOFR at 1.40% Floor
+ 1.66%), 5.33%, 04/25/31 ... 1,091 1,090,870
Series 2013-2A, Class A2BR, (3-mo.
CME Term SOFR at 1.40% Floor
+ 1.66%), 5.33%, 04/25/31 ... 1,401 1,401,117
Series 2013-3A, Class A1RR, (3-mo.
CME Term SOFR at 1.15% Floor
+ 1.41%), 5.09%, 10/18/31 ... 104 103,766
Series 2014-4A, Class BR2, (3-mo.
CME Term SOFR at 0.00% Floor
+ 2.35%), 6.02%, 07/14/31 ... 1,200 1,204,130
Series 2016-1A, Class CR, (3-mo.
CME Term SOFR at 2.65% Floor
+ 2.91%), 6.59%, 01/20/31 ... 1,085 1,086,959
Series 2019-3A, Class BR, (3-mo.
CME Term SOFR at 1.65% Floor
+ 1.91%), 5.59%, 10/17/32 ... 1,300 1,301,900
Series 2021-2A, Class A1R, (3-mo.
CME Term SOFR at 1.17% Floor
+ 1.17%), 4.85%, 04/20/38 ... 2,500 2,498,509
Series 2024-1A, Class A1, (3-mo.
CME Term SOFR at 1.52% Floor
+ 1.52%), 5.19%, 04/15/37 ... 250 250,000
Warwick Capital CLO 5 Ltd., Series
2024-5A, Class A1, (3-mo. CME
Term SOFR at 1.36% Floor +
1.36%), 5.04%, 01/20/38
(a) (c)
.... 750 751,313
Warwick Capital CLO 6 Ltd., Series
2025-6A, Class A1, (3-mo. CME
Term SOFR at 1.43% Floor +
1.43%), 5.11%, 07/20/38
(a) (c)
.... 8,975 8,990,701
Warwick Capital CLO 7 Ltd., Series
2025-7A, Class A1, (3-mo. CME
Term SOFR at 1.30% Floor +
1.30%), 4.97%, 10/21/38
(a) (c)
.... 4,750 4,756,179
Wellfleet CLO Ltd.
(a)(c)
Series 2020-1A, Class BRR, (3-mo.
CME Term SOFR at 1.80% Floor
+ 1.80%), 5.47%, 04/15/33 ... 2,250 2,251,277
Series 2021-1A, Class A1R, (3-mo.
CME Term SOFR at 1.18% Floor
+ 1.18%), 4.86%, 04/20/34 ... 14,250 14,254,708
Series 2021-3A, Class AR, (3-mo.
CME Term SOFR at 1.20% Floor
+ 1.20%), 4.87%, 01/15/35 ... 5,000 5,001,706
Series 2022-1A, Class A1RN, (3-mo.
CME Term SOFR at 1.42% Floor
+ 1.42%), 5.09%, 07/15/37 ... 2,000 2,003,169
Wellington Management CLO 5 Ltd.,
Series 2025-5A, Class A, (3-mo.
CME Term SOFR at 1.29% Floor +
1.29%), 4.97%, 10/18/38
(a) (c)
.... 1,500 1,501,950
Whitebox CLO I Ltd.
(a)(c)
Series 2019-1A, Class A1R3, (3-mo.
CME Term SOFR at 1.18% Floor
+ 1.18%), 4.85%, 01/24/37 ... 2,060 2,059,043
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Series 2019-1A, Class ER3, (3-mo.
CME Term SOFR at 5.30% Floor
+ 5.30%), 8.97%, 01/24/37 ... USD 5,750 $ 5,436,846
Series 2019-1A, Class SUB, 0.00%,
01/24/37 ............... 4,300 2,254,275
Whitebox CLO II Ltd.
(a)(c)
Series 2020-2A, Class D1R2, (3-mo.
CME Term SOFR at 2.90% Floor
+ 2.90%), 6.57%, 10/24/37 ... 1,829 1,833,357
Series 2020-2A, Class E1R2, (3-mo.
CME Term SOFR at 5.75% Floor
+ 5.75%), 9.42%, 10/24/37 ... 900 894,888
Whitebox CLO III Ltd.
(a)(c)
Series 2021-3A, Class A1R, (3-mo.
CME Term SOFR at 1.27% Floor
+ 1.27%), 4.94%, 10/15/35 ... 8,389 8,396,549
Series 2021-3A, Class DR, (3-mo.
CME Term SOFR at 2.85% Floor
+ 2.85%), 6.52%, 10/15/35 ... 5,250 5,249,804
Series 2021-3A, Class ER, (3-mo.
CME Term SOFR at 5.65% Floor
+ 5.65%), 9.32%, 10/15/35 ... 8,250 8,133,329
Series 2021-3A, Class SUB, 0.00%,
10/15/35 ............... 11,345 5,747,776
Whitebox CLO IV Ltd.
(a)(c)
Series 2023-4A, Class SUB, 0.00%,
04/20/36 ............... 4,750 2,248,175
Series 2023-4AR, Class A1R2, (3-
mo. CME Term SOFR at 1.25%
Floor + 1.25%), 5.01%, 07/20/39 14,750 14,750,000
Whitebox CLO V Ltd., Series 2025-5A,
Class A1, (3-mo. CME Term SOFR
at 1.36% Floor + 1.36%), 5.04%,
07/20/38
(a) (c)
............... 2,750 2,755,498
Wind River CLO Ltd., Series 2024-1A,
Class AR, (3-mo. CME Term SOFR
at 1.33% Floor + 1.33%), 4.98%,
04/20/37
(a) (c)
............... 3,750 3,755,766
Wise CLO Ltd., Series 2026-1A, Class
A, (3-mo. CME Term SOFR at 1.22%
Floor + 1.22%), 4.99%, 07/20/39
(a) (c)
20,500 20,474,375
2,660,316,907
France — 0.1%
(a)(b)
Cars Alliance Auto Leases France V,
Series 2023-1FRV, Class B, (1-mo.
EURIBOR at 0.00% Floor + 1.30%),
3.58%, 10/21/38 ............ EUR 4,000 4,580,364
FCT Noria
Series 2021-1, Class B, (1-mo.
EURIBOR at 0.00% Floor +
0.70%), 2.94%, 10/25/49 .... 197 225,150
Series 2021-1, Class C, (1-mo.
EURIBOR at 0.00% Floor +
1.10%), 3.34%, 10/25/49 .... 137 155,947
Series 2021-1, Class D, (1-mo.
EURIBOR at 0.00% Floor +
1.50%), 3.74%, 10/25/49 .... 273 312,179
Series 2025-1, Class B, (1-mo.
EURIBOR at 0.00% Floor +
0.90%), 3.14%, 07/25/43 .... 2,200 2,512,496
Series 2025-1, Class C, (1-mo.
EURIBOR at 0.00% Floor +
1.15%), 3.39%, 07/25/43 .... 3,300 3,768,597

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
France (continued)
Series 2025-1, Class D, (1-mo.
EURIBOR at 0.00% Floor +
1.40%), 3.64%, 07/25/43 .... EUR 1,700 $ 1,926,880
Series 2025-1, Class E, (1-mo.
EURIBOR at 0.00% Floor +
2.75%), 4.99%, 07/25/43 .... 2,000 2,292,972
Noria DE
Series 2024-DE1, Class B, (1-mo.
EURIBOR at 0.00% Floor +
0.95%), 3.19%, 02/25/43 .... 2,092 2,388,221
Series 2024-DE1, Class C, (1-mo.
EURIBOR at 0.00% Floor +
1.25%), 3.49%, 02/25/43 .... 1,308 1,492,750
Series 2024-DE1, Class D, (1-mo.
EURIBOR at 0.00% Floor +
1.65%), 3.89%, 02/25/43 .... 915 1,044,101
Series 2024-DE1, Class E, (1-mo.
EURIBOR at 0.00% Floor +
3.55%), 5.79%, 02/25/43 .... 981 1,134,884
Series 2024-DE1, Class F, (1-mo.
EURIBOR at 0.00% Floor +
4.50%), 6.74%, 02/25/43 .... 523 600,862
Quarz International, Inc., (3-mo.
EURIBOR at 0.00% Floor + 0.79%),
3.19%, 06/15/41 ............ 10,969 12,548,040
34,983,443
Germany — 0.0%
(a)(b)
FCT Autonoria DE
Series 2023-DE, Class B, (1-mo.
EURIBOR at 0.00% Floor +
1.15%), 3.39%, 01/26/43 .... 106 121,624
Series 2023-DE, Class C, (1-mo.
EURIBOR at 0.00% Floor +
2.10%), 4.34%, 01/26/43 .... 424 489,011
Series 2023-DE, Class D, (1-mo.
EURIBOR at 0.00% Floor +
3.05%), 5.29%, 01/26/43 .... 133 154,233
Series 2023-DE, Class E, (1-mo.
EURIBOR at 0.00% Floor +
5.50%), 7.74%, 01/26/43 .... 106 124,733
Series 2023-DE, Class F, (1-mo.
EURIBOR at 0.00% Floor +
7.50%), 9.74%, 01/26/43 .... 27 31,706
Red & Black Auto Germany 10 UG
Series 10, Class B, (1-mo.
EURIBOR at 0.00% Floor +
1.20%), 3.33%, 09/15/32 .... 522 597,686
Series 10, Class C, (1-mo.
EURIBOR at 0.00% Floor +
2.10%), 4.23%, 09/15/32 .... 285 327,817
1,846,810
Ireland — 1.4%
(a)
1988 Asset Management Euro CLO 1
DAC
(b)
Series 1X, Class A, (3-mo.
EURIBOR at 1.29% Floor +
1.29%), 0.00%, 04/15/40 .... 2,500 2,856,500
Series 1X, Class D, (3-mo.
EURIBOR at 2.95% Floor +
2.95%), 0.00%, 04/15/40 .... 1,950 2,228,070
AB Carval Euro CLO II-C DAC, Series
2X, Class D, (3-mo. EURIBOR
at 3.75% Floor + 3.75%), 6.03%,
02/15/37
(b)
................ 3,200 3,714,899
Security
Par (000)
Par (000) Value
Ireland (continued)
Arbour CLO DAC
  (3-mo. EURIBOR at 0.00% Floor +
3.80%), 6.08%, 05/15/38
(b)
... EUR 1,200 $ 1,385,150
Series 11A, Class B1R, (3-mo.
EURIBOR at 2.00% Floor +
2.00%), 4.28%, 05/15/38
(c)
... 2,000 2,290,908
Series 11A, Class CR, (3-mo.
EURIBOR at 2.65% Floor +
2.65%), 4.93%, 05/15/38
(c)
... 2,000 2,294,881
Arbour CLO VI DAC, Series 6X, Class
DR, (3-mo. EURIBOR at 3.20%
Floor + 3.20%), 5.48%, 11/15/37
(b)
1,790 2,049,904
Arcano Euro CLO I DAC, Series 1X,
Class A, (3-mo. EURIBOR at 1.26%
Floor + 1.26%), 3.43%, 04/25/39
(b)
6,840 7,831,956
Arcano Euro CLO II DAC, Series 2X,
Class D, (3-mo. EURIBOR at 3.30%
Floor + 3.30%), 5.47%, 07/25/39
(b)
1,020 1,174,602
Arcano Euro CLO IV DAC, Series 4X,
Class D, (3-mo. EURIBOR at 3.00%
Floor + 3.00%), 0.00%, 01/17/39
(b)
4,710 5,381,646
Ares European CLO X DAC, Series
10A, Class DR, (3-mo. EURIBOR
at 2.80% Floor + 2.80%), 5.00%,
10/15/31
(c)
................ 2,000 2,299,183
Ares European CLO XII DAC, Series
12A, Class B1R, (3-mo. EURIBOR
at 1.70% Floor + 1.70%), 3.94%,
04/20/32
(c)
................ 862 990,517
Ares European CLO XIX DAC, Series
19A, Class DR, (3-mo. EURIBOR
at 2.80% Floor + 2.80%), 5.21%,
07/15/37
(c)
................ 500 571,300
Arini European CLO II DAC
Series 2A, Class AR, (3-mo.
EURIBOR at 1.32% Floor +
1.32%), 3.52%, 10/15/38
(c)
... 4,750 5,440,534
Series 2A, Class BR, (3-mo.
EURIBOR at 1.90% Floor +
1.90%), 4.10%, 10/15/38
(c)
... 2,300 2,643,441
Series 2A, Class DR, (3-mo.
EURIBOR at 3.15% Floor +
3.15%), 5.35%, 10/15/38
(c)
... 2,300 2,656,511
Series 2X, Class AR, (3-mo.
EURIBOR at 1.32% Floor +
1.32%), 3.52%, 10/15/38
(b)
... 27,410 31,394,742
Arini European CLO III DAC, Series 3A,
Class E, (3-mo. EURIBOR at 6.10%
Floor + 6.10%), 8.30%, 10/15/37
(c)
900 1,037,264
Arini European CLO IV DAC, Series 4X,
Class D, (3-mo. EURIBOR at 3.50%
Floor + 3.50%), 5.70%, 01/15/38
(b)
2,480 2,840,369
Arini European CLO V DAC
(b)
Series 5X, Class A, (3-mo.
EURIBOR at 1.20% Floor +
1.20%), 3.40%, 01/15/39 .... 8,510 9,701,733
Series 5X, Class D, (3-mo.
EURIBOR at 2.80% Floor +
2.80%), 5.00%, 01/15/39 .... 1,470 1,683,042
Arini European CLO VII DAC, Series
7X, Class A, (3-mo. EURIBOR
at 1.30% Floor + 1.30%), 3.40%,
01/15/39
(b)
................ 11,380 13,040,787

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Ireland (continued)
Arini European CLO X DAC, Series
10X, Class D, (3-mo. EURIBOR
at 3.10% Floor + 3.10%), 0.00%,
07/15/40
(b)
................ EUR 2,290 $ 2,616,554
Armada Euro CLO VII DAC, Series 7A,
Class C, (3-mo. EURIBOR at 2.15%
Floor + 2.15%), 4.35%, 04/15/39
(c)
3,750 4,320,010
Aurium CLO IV DAC, Series 4X, Class
AR, (3-mo. EURIBOR at 0.73%
Floor + 0.73%), 2.97%, 01/16/31
(b)
863 986,180
Aurium CLO VII DAC, Series 7X, Class
DR, (3-mo. EURIBOR at 3.15%
Floor + 3.15%), 5.35%, 10/15/38
(b)
680 780,068
Aurium CLO VIII DAC, Series 8X, Class
AR, (3-mo. EURIBOR at 1.32%
Floor + 1.32%), 3.56%, 10/16/38
(b)
11,600 13,300,010
Aurium CLO XIII DAC, Series 13X,
Class D, (3-mo. EURIBOR at 2.80%
Floor + 2.80%), 5.00%, 04/15/38
(b)
1,020 1,169,879
Avoca CLO XIV DAC, Series 14X,
Class SUB, 0.00%, 01/12/31
(b) (d) (e)
. 4,510 1,842,243
Avoca CLO XV DAC, Series 15X, Class
M1, 0.00%, 07/15/38
(b)
........ 3,100 1,292,144
Avoca CLO XVIII DAC
Series 18A, Class CR, (3-mo.
EURIBOR at 2.25% Floor +
2.25%), 4.45%, 01/15/38
(c)
... 250 287,867
Series 18X, Class BR, (3-mo.
EURIBOR at 1.95% Floor +
1.95%), 4.15%, 01/15/38
(b)
... 5,800 6,663,975
Series 18X, Class DR, (3-mo.
EURIBOR at 3.05% Floor +
3.05%), 5.25%, 01/15/38
(b)
... 1,100 1,265,923
Avoca CLO XXII DAC
Series 22A, Class D, (3-mo.
EURIBOR at 2.90% Floor +
2.90%), 5.10%, 04/15/35
(c)
... 970 1,115,361
Series 22X, Class B1, (3-mo.
EURIBOR at 1.30% Floor +
1.30%), 3.50%, 04/15/35
(b)
... 710 809,907
Avoca CLO XXIII DAC, Series 23A,
Class D, (3-mo. EURIBOR at 3.05%
Floor + 3.05%), 5.25%, 04/15/34
(c)
750 860,663
Avoca CLO XXVIII DAC, Series 28A,
Class B1R, (3-mo. EURIBOR at
1.85% Floor + 1.85%), 4.05%,
10/15/37
(c)
................ 3,400 3,908,904
Avoca CLO Xxx DAC, Series 30A,
Class SUB, 0.00%, 07/15/37
(c)
... 4,550 3,499,332
Bain Capital Euro CLO DAC, Series
2024-3A, Class A1, (3-mo.
EURIBOR at 1.30% Floor + 1.30%),
3.54%, 01/18/38
(c)
........... 4,750 5,436,015
Barings Euro CLO DAC, Series 2020-
1A, Class CRR, (3-mo. EURIBOR
at 2.40% Floor + 2.40%), 4.60%,
10/21/38
(c)
................ 2,568 2,937,138
BBAM European CLO I DAC, Series
1X, Class ARR, (3-mo. EURIBOR
at 1.24% Floor + 1.24%), 3.38%,
10/22/38
(b)
................ 5,000 5,724,213
Blackthorn Park CLO DAC, Series 1X,
Class D, (3-mo. EURIBOR at 2.75%
Floor + 2.75%), 0.00%, 10/15/39
(b)
1,400 1,599,640
Security
Par (000)
Par (000) Value
Ireland (continued)
Bridgepoint CLO IX DAC, Series 9X,
Class A, (3-mo. EURIBOR at 1.30%
Floor + 1.30%), 3.41%, 10/15/39
(b)
EUR 11,380 $ 13,042,054
Cairn CLO XX DAC, Series 2025-20A,
Class C, (3-mo. EURIBOR at 2.40%
Floor + 2.40%), 4.57%, 01/25/38
(c)
660 761,329
Capital Four CLO VIII DAC, Series 8X,
Class D, (3-mo. EURIBOR at 3.25%
Floor + 3.25%), 5.42%, 10/25/37
(b)
2,600 2,970,861
Carlyle Euro CLO DAC
(c)
Series 2013-1A, Class A1R3, (3-mo.
EURIBOR at 1.36% Floor +
1.36%), 3.56%, 10/15/38 .... 7,430 8,516,750
Series 2021-2A, Class A2A, (3-mo.
EURIBOR at 1.75% Floor +
1.75%), 3.95%, 10/15/35 .... 2,050 2,346,682
Series 2021-2A, Class B, (3-mo.
EURIBOR at 2.25% Floor +
2.25%), 4.45%, 10/15/35 .... 250 287,765
CIFC European Funding CLO I DAC,
Series 1X, Class DR, (3-mo.
EURIBOR at 3.20% Floor + 3.20%),
5.40%, 07/15/32
(b)
........... 450 517,757
CIFC European Funding CLO II DAC
Series 2A, Class AR, (3-mo.
EURIBOR at 1.30% Floor +
1.30%), 3.50%, 10/15/39
(c)
... 4,750 5,435,322
Series 2A, Class CR, (3-mo.
EURIBOR at 2.10% Floor +
2.10%), 4.30%, 10/15/39
(c)
... 2,500 2,856,617
Series 2X, Class AR, (3-mo.
EURIBOR at 1.30% Floor +
1.30%), 3.50%, 10/15/39
(b)
... 25,520 29,201,984
Series 2X, Class DR, (3-mo.
EURIBOR at 3.00% Floor +
3.00%), 5.20%, 10/15/39
(b)
... 1,360 1,558,131
CIFC European Funding CLO III DAC
Series 3A, Class AR, (3-mo.
EURIBOR at 1.23% Floor +
1.23%), 3.22%, 01/15/39
(c)
... 8,100 9,250,432
Series 3X, Class DR, (3-mo.
EURIBOR at 2.55% Floor +
2.55%), 4.54%, 01/15/39
(b)
... 2,246 2,557,233
Citizen Irish Auto Receivables Trust,
Series 2023-1, Class B, (1-mo.
EURIBOR at 0.00% Floor + 1.40%),
3.44%, 12/15/32
(b)
........... 1,000 1,143,640
Contego CLO V DAC, Series 5X, Class
DR, (3-mo. EURIBOR at 3.10%
Floor + 3.10%), 5.30%, 10/15/37
(b)
1,470 1,671,645
Contego CLO VII DAC
(b)
Series 7X, Class AR, (3-mo.
EURIBOR at 1.33% Floor +
1.33%), 3.50%, 01/23/38 .... 5,570 6,383,911
Series 7X, Class DR, (3-mo.
EURIBOR at 3.45% Floor +
3.45%), 5.62%, 01/23/38 .... 1,870 2,128,814
Contego CLO XI DAC, Series 11X,
Class DR, (3-mo. EURIBOR at
3.20% Floor + 3.20%), 5.42%,
11/20/38
(b)
................ 1,330 1,515,099
Cross Ocean Bosphorus CLO VIII
DAC, Series 8A, Class AR, (3-mo.
EURIBOR at 1.38% Floor + 1.38%),
3.58%, 07/15/38
(c)
........... 2,275 2,612,141

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Ireland (continued)
Cross Ocean Bosphorus CLO XII
DAC, Series 12A, Class E, (3-mo.
EURIBOR at 5.50% Floor + 5.50%),
7.68%, 04/15/39
(c)
........... EUR 5,450 $ 6,213,286
Cumulus Static CLO DAC
Series 2024-1A, Class D, (3-mo.
EURIBOR at 3.70% Floor +
3.70%), 5.98%, 11/15/33
(c)
... 974 1,116,485
Series 2024-1X, Class D, (3-mo.
EURIBOR at 3.70% Floor +
3.70%), 5.98%, 11/15/33
(b)
... 499 571,998
CVC Cordatus Loan Fund, Series
9XR, Class DRR, (3-mo. EURIBOR
at 2.90% Floor + 2.90%), 0.00%,
05/20/40
(b)
................ 1,100 1,256,860
CVC Cordatus Loan Fund IV DAC,
Series 4X, Class BR1, (3-mo.
EURIBOR at 1.30% Floor + 1.30%),
3.48%, 02/22/34
(b)
........... 1,120 1,279,930
CVC Cordatus Loan Fund V DAC
(c)
Series 5A, Class BR3, (3-mo.
EURIBOR at 2.00% Floor +
2.00%), 4.42%, 09/21/39 .... 3,680 4,226,528
Series 5A, Class DR3, (3-mo.
EURIBOR at 3.30% Floor +
3.30%), 5.72%, 09/21/39 .... 4,000 4,614,641
CVC Cordatus Loan Fund XIX DAC,
Series 19A, Class DR, (3-mo.
EURIBOR at 3.40% Floor + 3.40%),
5.70%, 09/23/38
(c)
........... 850 974,551
CVC Cordatus Loan Fund XXII DAC,
Series 22X, Class D, (3-mo.
EURIBOR at 3.15% Floor + 3.15%),
5.55%, 12/15/34
(b)
........... 755 864,866
CVC Cordatus Loan Fund XXVIII DAC
(c)
Series 28A, Class BR, (3-mo.
EURIBOR at 1.95% Floor +
1.95%), 4.23%, 08/15/38 .... 2,430 2,793,550
Series 28A, Class DR, (3-mo.
EURIBOR at 3.15% Floor +
3.15%), 5.43%, 08/15/38 .... 1,900 2,172,726
CVC Cordatus Loan Fund XXX DAC,
Series 30X, Class AR, (3-mo.
EURIBOR at 1.25% Floor + 1.25%),
3.53%, 05/15/37
(b)
........... 5,750 6,590,962
CVC Cordatus Loan Fund XXXI DAC,
Series 31X, Class ER, (3-mo.
EURIBOR at 5.55% Floor + 5.55%),
7.70%, 06/15/37
(b)
........... 4,250 4,876,544
Dryden 46 Euro CLO DAC, Series
2016-46A, Class CRR, (3-mo.
EURIBOR at 2.50% Floor + 2.50%),
4.70%, 04/15/34
(c)
........... 250 288,787
Elm Park CLO DAC, Series 1X, Class
DR3, (3-mo. EURIBOR at 3.20%
Floor + 3.20%), 5.40%, 01/15/38
(b)
2,573 2,936,868
Elmwood European CLO 1, Series
2026-1A, Class D, (3-mo. EURIBOR
at 2.80% Floor + 2.80%), 5.43%,
04/16/40
(c)
................ 2,450 2,824,017
Euro-Galaxy III CLO DAC
(c)
Series 2013-3A, Class CRRR, (3-
mo. EURIBOR at 2.35% Floor +
2.35%), 4.51%, 04/24/34 .... 700 805,122
Security
Par (000)
Par (000) Value
Ireland (continued)
Series 2013-3A, Class DRRR, (3-
mo. EURIBOR at 3.25% Floor +
3.25%), 5.41%, 04/24/34 .... EUR 1,380 $ 1,583,645
Fair Oaks Loan Funding VI DAC, Series
6A, Class A, (3-mo. EURIBOR
at 1.35% Floor + 1.35%), 3.55%,
07/15/39
(c)
................ 9,750 11,168,200
Fidelity Grand Harbour CLO DAC
Series 2023-1X, Class AR, (3-mo.
EURIBOR at 1.23% Floor +
1.23%), 3.51%, 02/15/38
(b)
... 7,940 9,074,087
Series 2023-1X, Class DR, (3-mo.
EURIBOR at 2.70% Floor +
2.70%), 4.98%, 02/15/38
(b)
... 1,950 2,213,065
Series 2025-1A, Class D, (3-mo.
EURIBOR at 3.15% Floor +
3.15%), 5.35%, 10/15/38
(c)
... 2,510 2,899,523
Finance Ireland Auto Receivables No.
1 DAC, Series 1, Class C, (1-mo.
EURIBOR at 0.00% Floor + 2.30%),
4.39%, 09/12/33
(b)
........... 179 205,064
Finance Ireland Auto Receivables No.
3 DAC
(b)
Series 3, Class B, (1-mo. EURIBOR
at 0.00% Floor + 0.95%), 3.17%,
06/15/34 ............... 437 499,358
Series 3, Class C, (1-mo. EURIBOR
at 0.00% Floor + 1.15%), 3.38%,
06/15/34 ............... 235 267,651
Fortuna Consumer Loan ABS DAC
(b)
Series 2024-1, Class B, (1-mo.
EURIBOR at 0.00% Floor +
1.35%), 3.56%, 02/18/34 .... 2,803 3,211,787
Series 2024-1, Class C, (1-mo.
EURIBOR at 0.00% Floor +
2.30%), 4.51%, 02/18/34 .... 1,908 2,197,258
Series 2024-2, Class B, (1-mo.
EURIBOR at 0.00% Floor +
1.30%), 3.51%, 10/18/34 .... 1,044 1,196,289
Series 2024-2, Class C, (1-mo.
EURIBOR at 0.00% Floor +
1.65%), 3.86%, 10/18/34 .... 1,412 1,620,634
Series 2024-2, Class E, (1-mo.
EURIBOR at 0.00% Floor +
4.10%), 6.31%, 10/18/34 .... 3,562 4,138,967
Series 2025-1, Class B, (1-mo.
EURIBOR at 0.00% Floor +
1.00%), 3.21%, 04/18/35 .... 1,961 2,238,417
Series 2025-1, Class C, (1-mo.
EURIBOR at 0.00% Floor +
1.35%), 3.56%, 04/18/35 .... 1,961 2,244,521
Series 2025-2, Class B, (1-mo.
EURIBOR at 0.00% Floor +
0.90%), 3.11%, 10/18/35 ..... 3,800 4,340,630
Series 2025-2, Class C, (1-mo.
EURIBOR at 0.00% Floor +
1.15%), 3.36%, 10/18/35 .... 3,200 3,656,287
Series 2025-2, Class D, (1-mo.
EURIBOR at 0.00% Floor +
1.40%), 3.61%, 10/18/35 .... 2,600 2,967,174
Series 2025-2, Class E, (1-mo.
EURIBOR at 0.00% Floor +
2.75%), 4.96%, 10/18/35 .... 1,800 2,052,953
Series 2026-1, Class C, (1-mo.
EURIBOR at 0.00% Floor +
1.30%), 3.51%, 10/18/37 .... 1,300 1,486,210

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Ireland (continued)
Series 2026-1, Class E, (1-mo.
EURIBOR at 0.00% Floor +
3.50%), 5.71%, 10/18/37 .... EUR 2,500 $ 2,861,625
Hambridge Euro CLO 1 DAC
(b)
Series 1X, Class A, (3-mo.
EURIBOR at 1.37% Floor +
1.37%), 3.61%, 10/20/38 .... 11,380 13,042,084
Series 1X, Class D, (3-mo.
EURIBOR at 3.30% Floor +
3.30%), 5.54%, 10/20/38 .... 1,360 1,576,431
Hambridge Euro CLO 2 DAC, Series
2X, Class A, (3-mo. EURIBOR
at 1.26% Floor + 1.26%), 3.46%,
01/20/39
(b)
................ 2,000 2,293,315
Harvest CLO XXIII DAC, Series 23X,
Class D, (3-mo. EURIBOR at 3.00%
Floor + 3.00%), 5.24%, 10/20/32
(b)
1,360 1,565,806
Harvest CLO XXXII DAC
(c)
Series 32A, Class C, (3-mo.
EURIBOR at 2.50% Floor +
2.50%), 4.66%, 07/25/37 .... 2,222 2,540,142
Series 32A, Class D, (3-mo.
EURIBOR at 3.60% Floor +
3.60%), 5.77%, 07/25/37 .... 2,105 2,407,096
Harvest CLO XXXVI DAC, Series 36X,
Class E, (3-mo. EURIBOR at 5.70%
Floor + 5.70%), 7.90%, 07/15/38
(b)
5,255 6,053,673
Henley CLO I DAC, Series 1X, Class
AR, (3-mo. EURIBOR at 0.95%
Floor + 0.95%), 3.12%, 07/25/34
(b)
3,334 3,810,932
Henley CLO IV DAC, Series 4X, Class
DR, (3-mo. EURIBOR at 3.00%
Floor + 3.00%), 4.98%, 07/25/38
(b)
1,000 1,150,421
Henley CLO X DAC, Series 10A, Class
SUB, 0.00%, 07/20/37
(c)
....... 4,000 3,560,799
Henley CLO Xi DAC, Series 11X, Class
A, (3-mo. EURIBOR at 1.20% Floor
+ 1.20%), 3.36%, 04/25/39
(b)
.... 6,200 7,088,101
Henley CLO XI DAC, Series 11X, Class
D, (3-mo. EURIBOR at 2.60% Floor
+ 2.60%), 4.76%, 04/25/39
(b)
.... 2,150 2,456,976
Henley CLO XII DAC, Series 12X,
Class D, (3-mo. EURIBOR at 3.10%
Floor + 3.10%), 5.30%, 01/15/38
(b)
1,320 1,518,249
Henley CLO XVI DAC, Series 16X,
Class D, (3-mo. EURIBOR at 2.80%
Floor + 2.80%), 0.00%, 04/25/39
(b)
2,400 2,742,240
Henley CLO XVII DAC
(b)
Series 17X, Class A, (3-mo.
EURIBOR at 1.28% Floor +
1.28%), 3.60%, 07/15/38 .... 1,500 1,719,133
Series 17X, Class D, (3-mo.
EURIBOR at 3.05% Floor +
3.05%), 5.37%, 07/25/39 .... 3,175 3,654,961
Invesco Euro CLO IV DAC, Series
4A, Class B1, (3-mo. EURIBOR
at 1.70% Floor + 1.70%), 3.90%,
04/15/33
(c)
................ 625 714,941
Invesco Euro CLO V DAC, Series 5X,
Class D, (3-mo. EURIBOR at 3.80%
Floor + 3.80%), 6.00%, 01/15/34
(b)
450 513,638
Jubilee CLO DAC
Series 2014-12A, Class B1R3, (3-
mo. EURIBOR at 1.95% Floor +
1.95%), 4.15%, 10/15/38
(c)
... 3,000 3,432,592
Security
Par (000)
Par (000) Value
Ireland (continued)
Series 2024-29X, Class D, (3-mo.
EURIBOR at 3.20% Floor +
3.20%), 5.40%, 01/15/39
(b)
... EUR 2,230 $ 2,561,601
LT Autorahoitus IV DAC, Series 4,
Class B, (1-mo. EURIBOR at 0.00%
Floor + 2.05%), 4.26%, 07/18/33
(b)
5,800 6,704,199
LT Autorahoitus V DAC, Series 5, Class
B, (1-mo. EURIBOR at 0.00% Floor
+ 0.90%), 3.11%, 05/18/35
(b)
.... 1,800 2,046,851
LT Rahoitus DAC, Series 6, Class B,
(1-mo. EURIBOR at 0.00% Floor +
0.90%), 3.11%, 07/18/36
(b)
...... 300 340,218
Neuberger Berman Loan Advisers Euro
CLO 6 DAC, Series 2024-6A, Class
DR, (3-mo. EURIBOR at 2.80%
Floor + 2.80%), 5.00%, 07/15/39
(c)
1,050 1,193,050
Newbridge Park CLO DAC, Series 1X,
Class D, (3-mo. EURIBOR at 2.50%
Floor + 2.50%), 4.70%, 04/15/40
(b)
3,760 4,255,515
Northwoods Capital 19 Euro DAC,
Series 2019-19A, Class C, (3-mo.
EURIBOR at 2.50% Floor + 2.50%),
4.70%, 11/25/33
(c)
........... 3,000 3,446,446
OCP Euro CLO DAC
(c)
Series 2019-3A, Class CR, (3-mo.
EURIBOR at 2.30% Floor +
2.30%), 4.54%, 04/20/33 .... 250 286,800
Series 2019-3A, Class DR, (3-mo.
EURIBOR at 3.30% Floor +
3.30%), 5.54%, 04/20/33 .... 250 288,135
Series 2025-14A, Class B, (3-mo.
EURIBOR at 1.90% Floor +
1.90%), 4.07%, 10/26/38 .... 3,580 4,108,675
Otranto Park CLO DAC, Series 1X,
Class AR, (3-mo. EURIBOR at
1.30% Floor + 1.30%), 3.50%,
10/15/39
(b)
................ 6,569 7,527,577
Palmer Square European CLO DAC
(b)
Series 2024-2X, Class A, (3-mo.
EURIBOR at 1.34% Floor +
1.34%), 3.54%, 10/15/37 .... 5,200 5,941,591
Series 2026-2X, Class D, (3-mo.
EURIBOR at 2.80% Floor +
2.80%), 0.00%, 08/15/39 .... 1,250 1,428,250
Palmer Square European Loan Funding
DAC
(b)
Series 2024-2X, Class D, (3-mo.
EURIBOR at 3.15% Floor +
3.15%), 5.43%, 05/15/34 .... 3,250 3,736,082
Series 2024-3X, Class D, (3-mo.
EURIBOR at 3.05% Floor +
3.05%), 5.33%, 05/15/34 .... 1,320 1,517,588
Penta CLO 14 DAC
Series 2023-14A, Class DRR, (3-mo.
EURIBOR at 2.90% Floor +
2.90%), 5.38%, 04/20/40
(c)
... 1,400 1,597,287
Series 2023-14X, Class ARR, (3-mo.
EURIBOR at 1.27% Floor +
1.27%), 3.75%, 04/20/40
(b)
... 2,500 2,861,015
Series 2023-14X, Class DRR, (3-mo.
EURIBOR at 2.90% Floor +
2.90%), 5.38%, 04/20/40
(b)
... 1,800 2,066,984
Penta CLO 17 DAC, Series 2024-
17X, Class DR, (3-mo. EURIBOR
at 2.60% Floor + 2.60%), 4.88%,
02/15/39
(b)
................ 2,710 3,089,795

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Ireland (continued)
Penta CLO 6 DAC, Series 2019-6A,
Class CR, (3-mo. EURIBOR at
2.30% Floor + 2.30%), 4.47%,
07/25/34
(c)
................ EUR 500 $ 571,327
Prodigy Finance DAC
(c)
Series 2021-1A, Class A, (1-mo.
CME Term SOFR at 0.00% Floor
+ 1.36%), 5.01%, 07/25/51 ... USD 1,565 1,561,435
Series 2021-1A, Class B, (1-mo.
CME Term SOFR at 0.00% Floor
+ 2.61%), 6.26%, 07/25/51 ... 159 158,634
Series 2021-1A, Class C, (1-mo.
CME Term SOFR at 0.00% Floor
+ 3.86%), 7.51%, 07/25/51 ... 92 91,009
Series 2021-1A, Class D, (1-mo.
CME Term SOFR at 0.00% Floor
+ 6.01%), 9.66%, 07/25/51 ... 60 60,130
Providus CLO II DAC, Series 2X, Class
DRR, (3-mo. EURIBOR at 3.20%
Floor + 3.20%), 5.40%, 10/15/38
(b)
EUR 1,349 1,544,833
Providus CLO VI DAC, Series 6X, Class
D, (3-mo. EURIBOR at 3.20% Floor
+ 3.20%), 5.42%, 05/20/34
(b)
.... 1,000 1,150,293
Providus CLO XIV DAC, Series 14X,
Class D, (3-mo. EURIBOR at 2.65%
Floor + 2.65%), 4.92%, 04/18/40
(b)
2,491 2,846,823
Providus CLO XV DAC, Series 15X,
Class A, (3-mo. EURIBOR at 1.31%
Floor + 1.31%), 3.96%, 07/20/38
(b)
1,071 1,226,170
Rockfield Park CLO DAC, Series 1X,
Class C, (3-mo. EURIBOR at 3.00%
Floor + 3.00%), 5.24%, 07/16/34
(b)
2,000 2,296,441
Rockford Tower Europe CLO DAC
(b)
Series 2025-1X, Class A, (3-mo.
EURIBOR at 1.22% Floor +
1.22%), 3.39%, 10/25/37 .... 6,840 7,815,384
Series 2025-1X, Class D, (3-mo.
EURIBOR at 3.00% Floor +
3.00%), 5.16%, 10/25/37 .... 1,870 2,149,339
Series 2025-3X, Class A, (3-mo.
EURIBOR at 1.31% Floor +
1.31%), 3.39%, 01/15/40 .... 31,392 35,994,032
Series 2025-3X, Class D, (3-mo.
EURIBOR at 3.10% Floor +
3.10%), 5.18%, 01/15/40 .... 2,440 2,814,603
RRE 18 Loan Management DAC,
Series 18A, Class SUB, (3-mo.
EURIBOR + 0.00%), 0.00%,
04/15/2124
(c)
............... 5,000 4,810,917
RRE 22 Loan Management DAC,
Series 22A, Class SUB, 0.00%,
01/15/38
(c)
................ 4,500 4,132,384
Sculptor European CLO VIII DAC,
Series 8A, Class DR, (3-mo.
EURIBOR at 2.95% Floor + 2.95%),
5.12%, 01/17/39
(c)
........... 3,000 3,418,505
Secucor Finance DAC
(b)
Series 2025-1, Class B, (1-mo.
EURIBOR at 0.00% Floor +
1.45%), 3.70%, 09/20/36 .... 2,600 2,977,860
Series 2025-1, Class C, (1-mo.
EURIBOR at 0.00% Floor +
1.70%), 3.95%, 09/20/36 .... 3,300 3,771,115
Series 2025-1, Class D, (1-mo.
EURIBOR at 0.00% Floor +
3.40%), 5.65%, 09/20/36 .... 6,800 7,746,021
Security
Par (000)
Par (000) Value
Ireland (continued)
Series 2025-1, Class E, (1-mo.
EURIBOR at 0.00% Floor +
4.50%), 6.75%, 09/20/36 .... EUR 1,600 $ 1,821,751
Series 2025-1, Class F, (1-mo.
EURIBOR at 0.00% Floor +
6.20%), 8.45%, 09/20/36 .... 9,100 10,452,713
Signal Harmonic CLO I DAC
(b)
Series 1X, Class AR, (3-mo.
EURIBOR at 1.40% Floor +
1.40%), 3.60%, 07/15/38 .... 11,380 13,048,397
Series 1X, Class DR, (3-mo.
EURIBOR at 3.50% Floor +
3.50%), 5.70%, 07/15/38 .... 1,250 1,432,252
Signal Harmonic CLO III DAC, Series
3A, Class C, (3-mo. EURIBOR
at 2.60% Floor + 2.60%), 4.88%,
11/15/38
(c)
................. 5,900 6,808,365
Silver Point Euro CLO 2 DAC
(b)
Series 2X, Class A, (3-mo.
EURIBOR at 1.32% Floor +
1.32%), 0.00%, 01/15/39 .... 1,500 1,713,900
Series 2X, Class D, (3-mo.
EURIBOR at 3.20% Floor +
3.20%), 0.00%, 01/15/39 .... 1,643 1,877,292
Small Business Origination Loan Trust
DAC, Series 2025-1, Class B,
(Sterling Overnight Index Average
at 0.00% Floor + 2.60%), 6.34%,
12/15/36
(b)
................ GBP 401 526,844
Sona Fios CLO III DAC
(b)
Series 3X, Class A, (3-mo.
EURIBOR at 1.32% Floor +
1.32%), 3.56%, 04/20/37 .... EUR 6,700 7,706,110
Series 3X, Class D, (3-mo.
EURIBOR at 3.25% Floor +
3.25%), 5.49%, 04/20/37 .... 2,830 3,262,941
Sona Fios CLO V DAC
Series 5A, Class C, (3-mo.
EURIBOR at 2.45% Floor +
2.45%), 4.65%, 08/25/38
(c)
... 1,950 2,257,518
Series 5A, Class D, (3-mo.
EURIBOR at 3.30% Floor +
3.30%), 5.50%, 08/25/38
(c)
... 4,000 4,615,856
Series 5X, Class D, (3-mo.
EURIBOR at 3.30% Floor +
3.30%), 5.50%, 08/25/38
(b)
... 1,130 1,303,979
Sound Point Euro CLO III Funding DAC
Series 3A, Class E, (3-mo.
EURIBOR at 5.45% Floor +
5.45%), 7.65%, 04/15/33
(c)
... 2,250 2,599,096
Series 3X, Class C, (3-mo.
EURIBOR at 2.30% Floor +
2.30%), 4.50%, 04/15/33
(b)
... 750 861,152
Sound Point Euro CLO IV Funding
DAC
(c)
Series 4A, Class BR, (3-mo.
EURIBOR at 1.70% Floor +
1.70%), 3.90%, 04/15/39 .... 1,750 2,001,708
Series 4A, Class CR, (3-mo.
EURIBOR at 2.20% Floor +
2.20%), 4.40%, 04/15/39 .... 2,600 2,979,592
St. Paul's CLO XII DAC, Series 12X,
Class B1, (3-mo. EURIBOR at
1.60% Floor + 1.60%), 3.80%,
04/15/33
(b)
................ 1,350 1,541,570

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Ireland (continued)
Texas Debt Capital Euro CLO DAC
Series 2024-1A, Class BR, (3-mo.
EURIBOR at 1.75% Floor +
1.75%), 4.04%, 07/16/40
(c)
... EUR 1,643 $ 1,877,292
Series 2024-1A, Class CR, (3-mo.
EURIBOR at 2.00% Floor +
2.00%), 4.29%, 07/16/40
(c)
... 1,500 1,713,900
Series 2024-1X, Class DR, (3-mo.
EURIBOR at 3.00% Floor +
3.00%), 5.29%, 07/16/40
(b)
... 2,439 2,786,801
Series 2025-1X, Class A, (3-mo.
EURIBOR at 1.18% Floor +
1.18%), 3.42%, 04/16/39
(b)
... 9,070 10,378,799
Tikehau CLO VI DAC, Series 6X, Class
D, (3-mo. EURIBOR at 3.60% Floor
+ 3.60%), 5.80%, 01/15/35
(b)
.... 1,000 1,152,564
Tikehau CLO XII DAC, Series 12X,
Class D, (3-mo. EURIBOR at 3.25%
Floor + 3.25%), 5.49%, 10/20/38
(b)
5,073 5,849,259
Toro European CLO 2 DAC, Series
2A, Class CRR, (3-mo. EURIBOR
at 2.45% Floor + 2.45%), 4.61%,
07/25/34
(c)
................ 320 366,139
Vehis Auto Leasing DAC, Series 2026-
1, Class B, (WIBR3M at 0.00% Floor
+ 5.50%), 9.33%, 06/25/34
(b)
.... PLN 50,887 13,527,301
Victory Street CLO I DAC, Series 1X,
Class D, (3-mo. EURIBOR at 3.45%
Floor + 3.45%), 5.65%, 01/15/38
(b)
EUR 1,960 2,269,135
Victory Street CLO II DAC
(b)
Series 2X, Class A, (3-mo.
EURIBOR at 1.31% Floor +
1.31%), 3.41%, 01/15/39 .... 7,940 9,094,433
Series 2X, Class D, (3-mo.
EURIBOR at 3.10% Floor +
3.10%), 5.20%, 01/15/39 .... 3,970 4,572,976
Voya Euro CLO II DAC, Series 2A,
Class CR, (3-mo. EURIBOR at
2.15% Floor + 2.15%), 4.35%,
07/15/35
(c)
................ 250 286,401
Voya Euro CLO IV DAC, Series 4X,
Class DR, (3-mo. EURIBOR at
3.10% Floor + 3.10%), 5.30%,
10/15/34
(b)
................ 900 1,031,282
692,906,960
Italy — 0.2%
(a)(b)
Asset-Backed European Securitisation
Transaction Twenty-Five SRL
Series 25, Class B, (1-mo.
EURIBOR at 0.00% Floor +
1.25%), 3.38%, 11/15/39 ..... 1,864 2,137,967
Series 25, Class C, (1-mo.
EURIBOR at 0.00% Floor +
1.60%), 3.73%, 11/15/39 ..... 485 555,796
Series 25, Class D, (1-mo.
EURIBOR at 0.00% Floor +
2.50%), 4.63%, 11/15/39 ..... 226 261,236
Series 25, Class E, (1-mo.
EURIBOR at 0.00% Floor +
4.00%), 6.13%, 11/15/39 ..... 663 762,600
Asset-Backed European Securitisation
Transaction Twenty-Four SRL
Series 2024-R, Class B, (1-mo.
EURIBOR at 0.00% Floor +
1.15%), 3.28%, 08/16/40 .... 4,032 4,625,911
Security
Par (000)
Par (000) Value
Italy (continued)
Series 2024-R, Class C, (1-mo.
EURIBOR at 0.00% Floor +
1.30%), 3.43%, 08/16/40 .... EUR 900 $ 1,025,977
Series 2024-R, Class D, (1-mo.
EURIBOR at 0.00% Floor +
1.60%), 3.73%, 08/16/40 .... 1,207 1,386,149
Auto ABS Italian Stella Loans SRL
Series 2024-1, Class B, (1-mo.
EURIBOR at 0.00% Floor +
1.20%), 3.41%, 12/29/36 .... 3,745 4,294,153
Series 2024-1, Class C, (1-mo.
EURIBOR at 0.00% Floor +
1.70%), 3.91%, 12/29/36 .... 860 985,751
Series 2024-1, Class D, (1-mo.
EURIBOR at 0.00% Floor +
2.30%), 4.51%, 12/29/36 .... 792 913,385
Series 2025-1, Class B, (1-mo.
EURIBOR at 0.00% Floor +
1.00%), 3.21%, 12/28/40 .... 3,912 4,466,163
Series 2025-1, Class C, (1-mo.
EURIBOR at 0.00% Floor +
1.25%), 3.46%, 12/28/40 .... 2,003 2,281,900
Series 2025-1, Class D, (1-mo.
EURIBOR at 0.00% Floor +
1.90%), 4.11%, 12/28/40 ..... 230 264,087
Series 2025-2, Class C, (1-mo.
EURIBOR at 0.00% Floor +
1.15%), 3.43%, 06/25/40 .... 1,479 1,680,340
AutoFlorence 2 SRL
Series 2, Class B, (1-mo. EURIBOR
at 0.00% Floor + 0.75%), 3.03%,
12/24/44 ............... 98 112,413
Series 2, Class C, (1-mo. EURIBOR
at 0.00% Floor + 1.15%), 3.43%,
12/24/44 ............... 45 51,827
Series 2, Class D, (1-mo. EURIBOR
at 0.00% Floor + 2.35%), 4.63%,
12/24/44 ............... 24 27,828
AutoFlorence 3 SRL
Series 3, Class B, (1-mo. EURIBOR
at 0.00% Floor + 2.35%), 4.59%,
12/25/46 ............... 238 275,792
Series 3, Class C, (1-mo. EURIBOR
at 0.00% Floor + 3.35%), 5.59%,
12/25/46 ............... 310 361,267
Series 3, Class D, (1-mo. EURIBOR
at 0.00% Floor + 5.35%), 7.59%,
12/25/46 ............... 216 252,625
AutoFlorence 4 SRL
Series 4, Class B, (1-mo. EURIBOR
at 0.00% Floor + 1.05%), 3.33%,
12/24/44 ............... 2,358 2,694,860
Series 4, Class C, (1-mo. EURIBOR
at 0.00% Floor + 1.45%), 3.73%,
12/24/44 ............... 1,489 1,699,395
Brignole Co.
Series 2024, Class B, (1-mo.
EURIBOR at 0.00% Floor +
1.20%), 3.48%, 02/24/42 .... 755 863,440
Series 2024, Class C, (1-mo.
EURIBOR at 0.00% Floor +
2.00%), 4.28%, 02/24/42 .... 270 311,156
Series 2024, Class D, (1-mo.
EURIBOR at 0.00% Floor +
4.00%), 6.28%, 02/24/42 .... 308 353,364

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Italy (continued)
Fulvia Spv SRL
Series 2025-1, Class B, (3-mo.
EURIBOR at 0.00% Floor +
0.90%), 3.23%, 12/23/41 .... EUR 2,094 $ 2,387,922
Series 2025-1, Class C, (3-mo.
EURIBOR at 0.00% Floor +
1.15%), 3.48%, 12/23/41 .... 990 1,127,396
Golden Bar Securitisation SRL
Series 2023-2, Class B, (3-mo.
EURIBOR at 0.00% Floor +
2.90%), 5.29%, 09/22/43 .... 1,216 1,417,695
Series 2023-2, Class C, (3-mo.
EURIBOR at 0.00% Floor +
3.60%), 5.99%, 09/22/43 .... 1,487 1,734,447
Series 2023-2, Class D, (3-mo.
EURIBOR at 0.00% Floor +
5.70%), 8.09%, 09/22/43 .... 1,252 1,482,648
Series 2024-1, Class B, (3-mo.
EURIBOR at 0.00% Floor +
1.50%), 3.89%, 09/22/43 .... 2,721 3,130,833
Series 2025-1, Class B, (3-mo.
EURIBOR at 0.00% Floor +
1.00%), 3.39%, 12/20/44 .... 2,555 2,919,395
Series 2025-1, Class C, (3-mo.
EURIBOR at 0.00% Floor +
1.25%), 3.64%, 12/20/44 .... 3,038 3,476,682
Series 2025-1, Class D, (3-mo.
EURIBOR at 0.00% Floor +
1.90%), 4.29%, 12/20/44 .... 1,392 1,595,056
Series 2025-2, Class B, (3-mo.
EURIBOR at 0.00% Floor +
0.90%), 3.29%, 12/22/44 .... 1,222 1,395,709
Series 2025-2, Class C, (3-mo.
EURIBOR at 0.00% Floor +
1.20%), 3.59%, 12/22/44 .... 1,105 1,256,662
Series 2025-2, Class D, (3-mo.
EURIBOR at 0.00% Floor +
1.60%), 3.99%, 12/22/44 .... 477 544,360
Italian Stella Loans SRL
Series 2024-2, Class C, (1-mo.
EURIBOR at 0.00% Floor +
1.40%), 3.61%, 05/27/39 .... 799 912,700
Series 2024-2, Class D, (1-mo.
EURIBOR at 0.00% Floor +
2.15%), 4.36%, 05/27/39 .... 342 396,478
Quarzo SRL
Series 2024-1, Class B, (3-mo.
EURIBOR at 0.00% Floor +
1.60%), 4.00%, 06/15/41 .... 2,904 3,338,112
Series 2024-1, Class C, (3-mo.
EURIBOR at 0.00% Floor +
2.30%), 4.70%, 06/15/41 .... 513 592,844
Series 2024-1, Class D, (3-mo.
EURIBOR at 0.00% Floor +
3.70%), 6.10%, 06/15/41 .... 450 518,386
Series 2026-1, Class B, (3-mo.
EURIBOR at 0.00% Floor +
1.00%), 3.40%, 09/15/43 .... 3,880 4,439,486
Series 2026-1, Class C, (3-mo.
EURIBOR at 0.00% Floor +
1.40%), 3.80%, 09/15/43 .... 2,179 2,494,424
Red & Black Auto Italy SRL
Series 2, Class B, (1-mo. EURIBOR
at 0.00% Floor + 1.80%), 4.01%,
07/28/34 ............... 403 462,655
Security
Par (000)
Par (000) Value
Italy (continued)
Series 2, Class C, (1-mo. EURIBOR
at 0.00% Floor + 2.80%), 5.01%,
07/28/34 ............... EUR 413 $ 476,958
Series 2, Class D, (1-mo. EURIBOR
at 0.00% Floor + 3.80%), 6.01%,
07/28/34 ............... 154 178,965
Series 3, Class B, (1-mo. EURIBOR
at 0.00% Floor + 1.10%), 3.31%,
07/28/36 ............... 954 1,090,035
Series 3, Class C, (1-mo. EURIBOR
at 0.00% Floor + 1.50%), 3.71%,
07/28/36 ............... 478 547,380
Sunrise SPC 98 SRL
Series 2026-1, Class B, (1-mo.
EURIBOR at 0.00% Floor +
1.00%), 3.21%, 04/27/51 .... 5,526 6,319,065
Series 2026-1, Class C, (1-mo.
EURIBOR at 0.00% Floor +
1.25%), 3.46%, 04/27/51 .... 6,642 7,549,610
Series 2026-1, Class D, (1-mo.
EURIBOR at 0.00% Floor +
1.50%), 3.71%, 04/27/51 .... 3,047 3,470,476
Series 2026-1, Class E, (1-mo.
EURIBOR at 0.00% Floor +
2.85%), 5.06%, 04/27/51 .... 3,234 3,702,722
Sunrise SPV 97 SRL
Series 2025-2, Class B, (1-mo.
EURIBOR at 0.00% Floor +
1.00%), 3.21%, 10/27/50 .... 3,677 4,194,870
Series 2025-2, Class C, (1-mo.
EURIBOR at 0.00% Floor +
1.25%), 3.46%, 10/27/50 .... 4,055 4,613,065
Series 2025-2, Class D, (1-mo.
EURIBOR at 0.00% Floor +
1.55%), 3.76%, 10/27/50 .... 1,521 1,734,532
Youni Italy SRL
Series 2024-1, Class A, (1-mo.
EURIBOR at 0.00% Floor +
0.88%), 3.12%, 04/25/34 .... 4,499 5,151,310
Series 2024-1, Class B, (1-mo.
EURIBOR at 0.00% Floor +
1.70%), 3.94%, 04/25/34 .... 777 893,837
Series 2025-2, Class C, (1-mo.
EURIBOR at 0.00% Floor +
1.75%), 3.98%, 01/25/36 .... 231 263,722
Series 2025-2, Class D, (1-mo.
EURIBOR at 0.00% Floor +
2.90%), 5.12%, 01/25/36 .... 389 444,393
108,900,212
Jersey, Channel Islands — 0.4%
AGL CLO 23 Ltd., Series 2022-23A,
Class BR, (3-mo. CME Term SOFR
at 1.55% Floor + 1.55%), 5.23%,
04/20/38
(a) (c)
............... USD 500 499,368
AIMCO CLO 22 Ltd.
(a)(c)
Series 2024-22A, Class D1R, (3-mo.
CME Term SOFR at 2.50% Floor
+ 2.50%), 6.13%, 04/19/39 ... 1,000 995,518
Series 2024-22A, Class ER, (3-mo.
CME Term SOFR at 4.95% Floor
+ 4.95%), 8.61%, 04/19/39 ... 1,500 1,499,990
Allegro CLO V-S Ltd., Series 2024-2A,
Class A2, (3-mo. CME Term SOFR
at 1.70% Floor + 1.70%), 5.37%,
07/24/37
(a) (c)
............... 2,400 2,405,628

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Jersey, Channel Islands (continued)
Ares Loan Funding IV Ltd., Series
2023-ALF4A, Class D1R, (3-mo.
CME Term SOFR at 2.75% Floor +
2.75%), 6.42%, 10/15/38
(a) (c)
.... USD 1,000 $ 994,521
Ares LXVI CLO Ltd., Series 2022-66A,
Class CR2, (3-mo. CME Term SOFR
at 1.90% Floor + 1.90%), 5.57%,
10/25/38
(a) (c)
............... 4,750 4,765,854
Ares LXX CLO Ltd., Series 2023-70A,
Class A1R, (3-mo. CME Term SOFR
at 1.25% Floor + 1.25%), 4.92%,
01/25/39
(a) (c)
............... 7,000 7,007,028
Atlas Senior Loan Fund XXIII Ltd.,
Series 2024-23A, Class AJ, (3-mo.
CME Term SOFR at 1.74% Floor +
1.74%), 5.42%, 07/20/37
(a) (c)
.... 2,000 2,004,726
Benefit Street Partners CLO XXVIII Ltd.,
Series 2022-28A, Class AR, (3-mo.
CME Term SOFR at 1.35% Floor +
1.35%), 5.03%, 10/20/37
(a) (c)
.... 640 641,122
Birch Grove CLO 6 Ltd., Series 2023-
6A, Class A1R, (3-mo. CME Term
SOFR at 1.38% Floor + 1.38%),
5.06%, 07/20/37
(a) (c)
.......... 5,000 5,010,615
Birch Grove CLO 8 Ltd., Series 2024-
8A, Class A1R, (3-mo. CME Term
SOFR at 1.29% Floor + 1.29%),
4.97%, 04/20/39
(a) (c)
.......... 11,500 11,517,118
Canyon Capital CLO Ltd., Series 2022-
2A, Class A1R, (3-mo. CME Term
SOFR at 1.18% Floor + 1.18%),
4.85%, 04/15/38
(a) (c)
.......... 4,750 4,747,591
Canyon CLO Ltd., Series 2023-2A,
Class BR, (3-mo. CME Term SOFR
at 1.60% Floor + 1.60%), 5.28%,
07/15/39
(a) (c)
............... 3,000 3,006,361
Captree Park CLO Ltd., Series 2024-
1A, Class D, (3-mo. CME Term
SOFR at 3.25% Floor + 3.25%),
6.93%, 07/20/37
(a) (c)
.......... 1,296 1,293,117
CQS US CLO Ltd., Series 2023-3A,
Class AJR, (3-mo. CME Term SOFR
at 1.55% Floor + 1.55%), 5.22%,
01/25/37
(a) (c)
............... 800 801,748
GoldenTree Loan Management US
CLO 21 Ltd.
(a)(c)
Series 2024-21A, Class CR, (3-mo.
CME Term SOFR at 1.65% Floor
+ 1.65%), 5.29%, 10/20/39 ... 1,000 999,976
Series 2024-21A, Class DR, (3-mo.
CME Term SOFR at 2.60% Floor
+ 2.60%), 6.24%, 10/20/39 ... 1,000 996,436
Golub Capital Partners CLO 64B-R Ltd.,
Series 2022-64A, Class AR, (3-mo.
CME Term SOFR at 1.36% Floor +
1.36%), 5.03%, 10/25/37
(a) (c)
.... 1,000 1,001,668
Golub Capital Partners CLO 76 B
Ltd.
(a)(c)
Series 2024-76A, Class A1, (3-mo.
CME Term SOFR at 1.37% Floor
+ 1.37%), 5.04%, 10/25/37 ... 5,530 5,539,883
Series 2024-76A, Class B, (3-mo.
CME Term SOFR at 1.67% Floor
+ 1.67%), 5.34%, 10/25/37 ... 310 310,598
Security
Par (000)
Par (000) Value
Jersey, Channel Islands (continued)
Series 2024-76A, Class C, (3-mo.
CME Term SOFR at 1.90% Floor
+ 1.90%), 5.57%, 10/25/37 ... USD 310 $ 310,345
Series 2024-76A, Class D1, (3-mo.
CME Term SOFR at 2.90% Floor
+ 2.90%), 6.57%, 10/25/37 ... 310 309,787
Invesco US CLO Ltd., Series 2023-3A,
Class AR, (3-mo. CME Term SOFR
at 1.31% Floor + 1.31%), 4.98%,
07/15/38
(a) (c)
............... 5,750 5,760,051
KKR CLO 43 Ltd., Series 2022-43A,
Class A1R2, (3-mo. CME Term
SOFR at 1.10% Floor + 1.10%),
4.77%, 04/15/38
(a) (c)
.......... 5,392 5,387,243
Madison Park Funding LXI Ltd., Series
2023-61A, Class AR, (3-mo. CME
Term SOFR at 1.22% Floor +
1.22%), 4.90%, 01/20/39
(a) (c)
.... 3,000 3,001,430
MidOcean Credit CLO XV Ltd., Series
2024-15A, Class D, (3-mo. CME
Term SOFR at 3.35% Floor +
3.35%), 7.02%, 07/21/37
(a) (c)
.... 1,750 1,751,693
Neuberger Berman Loan Advisers CLO
51 Ltd., Series 2022-51A, Class
D1R2, (3-mo. CME Term SOFR
at 2.80% Floor + 2.80%), 6.47%,
10/23/36
(a) (c)
............... 3,750 3,749,057
OCP CLO Ltd.
(c)
Series 2024-31A, Class AR, (3-mo.
CME Term SOFR at 1.15% Floor
+ 1.15%), 4.83%, 04/20/39
(a)
.. 750 749,195
Series 2024-32A, Class A1R, (3-mo.
CME Term SOFR at 1.20% Floor
+ 1.20%), 4.83%, 07/23/39
(a)
.. 1,000 1,000,250
Series 2024-32A, Class D1R, (3-mo.
CME Term SOFR at 2.55% Floor
+ 2.60%), 6.23%, 07/23/39
(a)
.. 3,000 3,005,517
Series 2024-34A, Class D2, (3-mo.
CME Term SOFR at 4.35% Floor
+ 4.35%), 8.02%, 10/15/37
(a)
.. 3,410 3,376,421
Series 2024-35A, Class E, (3-mo.
CME Term SOFR at 5.90% Floor
+ 5.90%), 9.57%, 10/25/37
(a)
.. 1,350 1,340,978
Series 2024-37A, Class A1, (3-mo.
CME Term SOFR at 1.36% Floor
+ 1.36%), 5.03%, 10/15/37
(a)
.. 4,820 4,827,230
Series 2024-37A, Class B2, 4.94%,
10/15/37 ............... 3,220 3,126,097
Pikes Peak CLO 12 Ltd., Series 2023-
12A, Class AR, (3-mo. CME Term
SOFR at 1.22% Floor + 1.22%),
4.90%, 04/20/38
(a) (c)
.......... 3,695 3,695,886
Pikes Peak CLO 14 Ltd., Series 2023-
14A, Class D1R, (3-mo. CME Term
SOFR at 3.15% Floor + 3.15%),
6.83%, 07/20/38
(a) (c)
.......... 1,500 1,494,742
Pikes Peak CLO 15 Ltd.
(a)(c)
Series 2023-15A, Class AR, (3-mo.
CME Term SOFR at 1.22% Floor
+ 1.22%), 4.90%, 10/20/38 ... 2,000 2,001,179
Series 2023-15A, Class CR, (3-mo.
CME Term SOFR at 1.90% Floor
+ 1.90%), 5.58%, 10/20/38 ... 2,000 2,006,660

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Jersey, Channel Islands (continued)
Signal Peak CLO 12 Ltd.
(a)(c)
Series 2022-12A, Class A1R, (3-mo.
CME Term SOFR at 1.40% Floor
+ 1.40%), 5.08%, 07/18/37 ... USD 2,000 $ 2,003,415
Series 2022-12A, Class X, (3-mo.
CME Term SOFR at 1.30% Floor
+ 1.30%), 4.98%, 07/18/37 ... 3,300 3,300,006
Silver Point CLO 1 Ltd., Series 2022-
1A, Class A1R, (3-mo. CME Term
SOFR at 1.32% Floor + 1.32%),
5.00%, 01/20/38
(a) (c)
.......... 3,000 3,004,281
Silver Point CLO 3 Ltd., Series 2023-
3A, Class A1R, (3-mo. CME Term
SOFR at 1.26% Floor + 1.26%),
4.94%, 01/18/39
(a) (c)
.......... 4,340 4,345,187
Symphony CLO 30 Ltd., Series 2023-
30A, Class B1R, (3-mo. CME Term
SOFR at 1.95% Floor + 1.95%),
5.63%, 10/20/37
(a) (c)
.......... 1,750 1,750,000
Unity-Peace Park CLO Ltd., Series
2022-1A, Class DR, (3-mo. CME
Term SOFR at 2.85% Floor +
2.85%), 6.53%, 04/20/35
(a) (c)
.... 2,000 1,932,441
Vantage Data Centers Jersey Borrower
Spv Ltd.
(b)
Series 2024-1X,  6.17%, 05/28/39 GBP 17,970 24,085,587
Series 2024-1X, Class B, 6.34%,
05/28/39 ............... 6,666 8,759,574
Verdelite Static CLO Ltd.
(a)(c)
Series 2024-1A, Class A, (3-mo.
CME Term SOFR at 1.13% Floor
+ 1.13%), 4.81%, 07/20/32 ... USD 3,274 3,272,866
Series 2024-1A, Class B, (3-mo.
CME Term SOFR at 1.65% Floor
+ 1.65%), 5.33%, 07/20/32 ... 1,000 1,002,935
Warwick Capital CLO 1 Ltd., Series
2023-1A, Class AR, (3-mo. CME
Term SOFR at 1.28% Floor +
1.28%), 4.96%, 10/20/38
(a) (c)
.... 2,510 2,513,586
Wellington Management CLO 4 Ltd.,
Series 2025-4A, Class A, (3-mo.
CME Term SOFR at 1.15% Floor +
1.15%), 4.83%, 04/18/38
(a) (c)
.... 1,085 1,084,294
Wildwood Park CLO Ltd.
(a)(c)
Series 2024-1A, Class A, (3-mo.
CME Term SOFR at 1.36% Floor
+ 1.36%), 5.04%, 10/20/37 ... 6,750 6,761,913
Series 2024-1A, Class E, (3-mo.
CME Term SOFR at 5.75% Floor
+ 5.75%), 9.43%, 10/20/37 ... 1,600 1,549,189
168,297,901
Luxembourg — 0.3%
(b)
Asset-Backed European Securitisation
Transaction Twenty-Three SARL
(a)
Series 23, Class B, (1-mo.
EURIBOR at 0.00% Floor +
1.30%), 3.58%, 03/21/34 .... EUR 2,067 2,374,224
Series 23, Class C, (1-mo.
EURIBOR at 0.00% Floor +
1.60%), 3.89%, 03/21/34 .... 855 984,489
Series 23, Class D, (1-mo.
EURIBOR at 0.00% Floor +
1.90%), 4.19%, 03/21/34 .... 428 492,129
Security
Par (000)
Par (000) Value
Luxembourg (continued)
Series 23, Class E, (1-mo.
EURIBOR at 0.00% Floor +
2.40%), 4.69%, 03/21/34 .... EUR 356 $ 411,376
Auto1 Car Funding SARL
(a)
Series 2, Class B, (1-mo. EURIBOR
at 0.00% Floor + 0.85%), 2.98%,
07/16/35 ............... 947 1,081,279
Series 2, Class C, (1-mo. EURIBOR
at 0.00% Floor + 1.30%), 3.43%,
07/16/35 ............... 631 721,511
Series 2024-1, Class C, (1-mo.
EURIBOR at 0.00% Floor +
1.50%), 3.63%, 12/15/33 .... 300 343,878
Series 2024-1, Class D, (1-mo.
EURIBOR at 0.00% Floor +
3.50%), 5.63%, 12/15/33 .... 300 351,218
Compartment BL Consumer Credit,
Series 2024-1, Class B, (1-mo.
EURIBOR at 0.00% Floor + 0.90%),
3.18%, 09/25/41
(a)
........... 1,236 1,411,399
Compartment Driver UK Ten, Series 10,
Class B, (Sterling Overnight Index
Average at 0.00% Floor + 1.00%),
4.73%, 04/25/33
(a)
........... GBP 2,700 3,581,437
ECARAT DE SA Compartment
(a)
Series 2025-2, Class B, (1-mo.
EURIBOR at 0.00% Floor +
0.80%), 3.04%, 02/25/37 .... EUR 1,300 1,481,276
Series 2025-2, Class C, (1-mo.
EURIBOR at 0.00% Floor +
1.05%), 3.29%, 02/25/37 .... 400 455,465
ECARAT DE SA Compartment Lease
(a)
Series 2025-1, Class B, (1-mo.
EURIBOR at 0.00% Floor +
1.00%), 3.28%, 05/25/34 .... 3,600 4,117,527
Series 2025-1, Class C, (1-mo.
EURIBOR at 0.00% Floor +
1.25%), 3.53%, 05/25/34 .... 4,200 4,799,980
Series 2026-1, Class B, (1-mo.
EURIBOR at 0.00% Floor +
0.95%), 3.19%, 10/25/34 .... 4,200 4,798,891
Series 2026-1, Class C, (1-mo.
EURIBOR at 0.00% Floor +
1.15%), 3.39%, 10/25/34 .... 2,800 3,199,261
Series 2026-1, Class D, (1-mo.
EURIBOR at 0.00% Floor +
1.45%), 3.69%, 10/25/34 .... 2,500 2,856,483
FACT SA, Series 2024-1, Class B,
(1-mo. EURIBOR at 0.00% Floor +
1.05%), 3.34%, 09/22/31
(a)
..... 2,400 2,751,619
First Mobility SARL, Series 2025-1,
Class B, (1-mo. EURIBOR at 0.00%
Floor + 0.90%), 3.03%, 10/14/32
(a)
2,100 2,399,244
Golden Ray SA Compartment 1
(a)
Series 1, Class A2, (1-mo.
EURIBOR at 0.00% Floor +
0.80%), 3.01%, 12/27/57 .... 2,741 3,128,956
Series 1, Class B, (1-mo. EURIBOR
at 0.00% Floor + 1.50%), 3.71%,
12/27/57 ............... 500 568,753
Series 1, Class C, (1-mo. EURIBOR
at 0.00% Floor + 2.00%), 4.21%,
12/27/57 ............... 300 340,924

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Luxembourg (continued)
Golden Ray SA Compartment 2
(a)
Series 2, Class A, (1-mo. EURIBOR
at 0.00% Floor + 0.94%), 3.15%,
12/27/58 ............... EUR 8,048 $ 9,211,817
Series 2, Class B, (1-mo. EURIBOR
at 0.00% Floor + 1.10%), 3.31%,
12/27/58 ............... 700 799,667
Series 2, Class C, (1-mo. EURIBOR
at 0.00% Floor + 1.50%), 3.71%,
12/27/58 ............... 300 343,805
Pony SA
(a)
Series 2024-1, Class B, (1-mo.
EURIBOR at 0.00% Floor +
0.85%), 2.98%, 01/14/33 .... 887 1,011,940
Series 2024-1, Class C, (1-mo.
EURIBOR at 0.00% Floor +
1.20%), 3.33%, 01/14/33 .... 443 507,580
Series 2024-1, Class D, (1-mo.
EURIBOR at 0.00% Floor +
1.65%), 3.78%, 01/14/33 .... 296 338,426
RevoCar SA Compartment
(a)
Series 2025-2, Class B, (1-mo.
EURIBOR at 0.00% Floor +
0.80%), 3.08%, 08/25/38 .... 655 745,753
Series 2025-2, Class C, (1-mo.
EURIBOR at 0.00% Floor +
1.05%), 3.33%, 08/25/38 .... 281 319,017
SC Austria SARL
(a)
Series 2025-1, Class B, (3-mo.
EURIBOR at 0.00% Floor +
1.10%), 3.26%, 07/25/41 .... 4,602 5,270,061
Series 2025-1, Class C, (3-mo.
EURIBOR at 0.00% Floor +
1.45%), 3.62%, 07/25/41 .... 4,903 5,634,335
Series 2025-1, Class D, (3-mo.
EURIBOR at 0.00% Floor +
1.80%), 3.97%, 07/25/41 .... 4,188 4,806,613
SC Germany SA Compartment
Consumer
(a)
Series 2024-1, Class B, (1-mo.
EURIBOR at 0.00% Floor +
1.00%), 3.13%, 01/14/38 .... 1,514 1,727,053
Series 2024-1, Class C, (1-mo.
EURIBOR at 0.00% Floor +
1.30%), 3.43%, 01/14/38 .... 8,924 10,183,847
Series 2024-2, Class B, (1-mo.
EURIBOR at 0.00% Floor +
1.10%), 3.23%, 05/14/38 .... 3,000 3,430,618
Series 2024-2, Class C, (1-mo.
EURIBOR at 0.00% Floor +
1.40%), 3.53%, 05/14/38 .... 2,300 2,636,552
Series 2024-2, Class D, (1-mo.
EURIBOR at 0.00% Floor +
1.70%), 3.83%, 05/14/38 .... 1,600 1,834,275
Series 2025-1, Class B, (1-mo.
EURIBOR at 0.00% Floor +
0.95%), 3.08%, 12/14/38 .... 2,800 3,191,355
Series 2025-1, Class C, (1-mo.
EURIBOR at 0.00% Floor +
1.20%), 3.33%, 12/14/38 .... 1,700 1,942,422
Series 2025-1, Class D, (1-mo.
EURIBOR at 0.00% Floor +
1.75%), 3.88%, 12/14/38 .... 1,300 1,478,931
Series 2025-2, Class B, (1-mo.
EURIBOR at 0.00% Floor +
0.95%), 3.08%, 12/15/38 .... 4,600 5,243,530
Security
Par (000)
Par (000) Value
Luxembourg (continued)
Series 2025-2, Class C, (1-mo.
EURIBOR at 0.00% Floor +
1.15%), 3.28%, 12/15/38 .... EUR 1,800 $ 2,053,673
Series 2025-2, Class D, (1-mo.
EURIBOR at 0.00% Floor +
1.50%), 3.63%, 12/15/38 .... 2,600 2,964,186
SC Germany SA Compartment
Leasing
(a)
Series 2023-1, Class C, (1-mo.
EURIBOR at 0.00% Floor +
2.00%), 4.13%, 12/14/32 .... 326 374,178
Series 2023-1, Class D, (1-mo.
EURIBOR at 0.00% Floor +
3.00%), 5.13%, 12/14/32 .... 297 341,436
Series 2025-1, Class B, (1-mo.
EURIBOR at 0.00% Floor +
0.85%), 2.98%, 09/14/36 .... 1,300 1,482,831
Series 2025-1, Class C, (1-mo.
EURIBOR at 0.00% Floor +
1.00%), 3.13%, 09/14/36 .... 1,000 1,141,000
SC Sweden I SARL, Series 1, Class B,
(STIB1M at 0.00% Floor + 1.39%),
3.37%, 12/25/39
(a)
........... SEK 60,640 6,253,756
TREVA Equipment Finance SA-
Compartment, Series 2024-1, Class
B, (1-mo. EURIBOR at 0.00% Floor
+ 0.90%), 3.18%, 01/20/35
(a)
.... EUR 797 910,769
Vantage Data Centers Germany
Borrower Lux SARL, Series 2025-
1X, Class A2, 4.29%, 06/28/50 ... 13,812 15,762,227
134,592,972
Netherlands — 0.1%
(b)
Aurorus BV
(a)
Series 2023-1, Class B, (1-mo.
EURIBOR at 0.00% Floor +
1.30%), 3.47%, 08/13/49 .... 2,339 2,675,226
Series 2023-1, Class C, (1-mo.
EURIBOR at 0.00% Floor +
2.10%), 4.27%, 08/13/49 .... 464 531,656
Series 2023-1, Class D, (1-mo.
EURIBOR at 0.00% Floor +
3.20%), 5.37%, 08/13/49 .... 674 773,509
Edgeconnex Data Centers Europe BV,
Series 2026-1X, Class A2, 4.50%,
04/30/56
(g)
................ 10,615 12,113,344
Hill FL BV
(a)
  (1M EURIBOR + 0.95%), 3.16%,
10/18/33 ............... 4,199 4,802,575
Series 2024-1FL, Class B, (1-mo.
EURIBOR at 0.00% Floor +
1.10%), 3.31%, 02/18/32 .... 416 474,553
Series 2024-1FL, Class C, (1-mo.
EURIBOR at 0.00% Floor +
2.05%), 4.26%, 02/18/32 .... 468 537,053
Series 2024-1FL, Class D, (1-mo.
EURIBOR at 0.00% Floor +
3.20%), 5.41%, 02/18/32 .... 104 119,414
Series 2024-2FL, Class A, (1-mo.
EURIBOR at 0.00% Floor +
0.72%), 2.93%, 10/18/32 .... 2,723 3,112,039
Series 2024-2FL, Class D, (1-mo.
EURIBOR at 0.00% Floor +
1.95%), 4.16%, 10/18/32 .... 355 402,472

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Netherlands (continued)
Series 2025-1FL, Class C, (1-mo.
EURIBOR at 0.00% Floor +
1.25%), 3.46%, 10/18/32 .... EUR 6,346 $ 7,251,331
Series 2025-1FL, Class E, (1-mo.
EURIBOR at 0.00% Floor +
2.64%), 4.85%, 10/18/32 .... 5,059 5,805,408
Series 2026-1FL, Class C, (1-mo.
EURIBOR at 0.00% Floor +
1.25%), 3.46%, 06/18/34 .... 4,963 5,670,769
Series 2026-1FL, Class E, (1-mo.
EURIBOR at 0.00% Floor +
2.98%), 5.19%, 06/18/34 .... 560 639,887
HIVE BV
(a)
Series 2025-1, Class A, (1-mo.
EURIBOR at 0.00% Floor +
0.80%), 3.08%, 11/21/45 ..... 8,653 9,894,025
Series 2025-1, Class C, (1-mo.
EURIBOR at 0.00% Floor +
1.35%), 3.63%, 11/21/45 ..... 2,086 2,383,024
Series 2026-1, Class B, (1-mo.
EURIBOR at 0.00% Floor +
0.95%), 3.23%, 06/21/46 .... 1,524 1,741,349
Series 2026-1, Class C, (1-mo.
EURIBOR at 0.00% Floor +
1.15%), 3.44%, 06/21/46 .... 1,457 1,664,851
Series 2026-1, Class D, (1-mo.
EURIBOR at 0.00% Floor +
1.55%), 3.84%, 06/21/46 .... 1,162 1,327,744
Mila BV
(a)
Series 2024-1, Class B, (1-mo.
EURIBOR at 0.00% Floor +
0.95%), 3.20%, 09/16/41 .... 230 262,849
Series 2024-1, Class C, (1-mo.
EURIBOR at 0.00% Floor +
1.45%), 3.70%, 09/16/41 .... 171 195,706
Series 2024-1, Class D, (1-mo.
EURIBOR at 0.00% Floor +
2.00%), 4.25%, 09/16/41 .... 120 137,533
Series 2025-1, Class B, (1-mo.
EURIBOR at 0.00% Floor +
0.85%), 2.94%, 10/12/42 .... 500 568,765
Series 2025-1, Class C, (1-mo.
EURIBOR at 0.00% Floor +
1.10%), 3.19%, 10/12/42 .... 300 340,944
Series 2025-1, Class D, (1-mo.
EURIBOR at 0.00% Floor +
1.35%), 3.44%, 10/12/42 .... 1,200 1,360,908
Series 2025-1, Class E, (1-mo.
EURIBOR at 0.00% Floor +
2.72%), 4.81%, 10/12/42 .... 800 912,114
65,699,048
Portugal — 0.1%
(a)(b)
GAMMA Sociedade de Titularizacao de
Creditos, Series 2, Class A, (3-mo.
EURIBOR at 0.00% Floor + 0.90%),
3.09%, 02/25/34 ............ 3,088 3,539,802
GAMMA Sociedade de Titularizacao de
Creditos SA Consumer Totta 3
Series 3, Class B, (3-mo. EURIBOR
at 0.00% Floor + 1.20%), 3.37%,
10/25/35 ............... 1,084 1,241,153
Series 3, Class C, (3-mo. EURIBOR
at 0.00% Floor + 1.50%), 3.67%,
10/25/35 ............... 751 857,255
Security
Par (000)
Par (000) Value
Portugal (continued)
Series 3, Class D, (3-mo. EURIBOR
at 0.00% Floor + 2.65%), 4.82%,
10/25/35 ............... EUR 500 $ 571,506
GAMMA Sociedade de Titularizacao de
Creditos SA Consumer Totta 4
Series 4, Class B, (3-mo. EURIBOR
at 0.00% Floor + 1.05%), 3.47%,
12/23/36 ............... 900 1,029,366
Series 4, Class C, (3-mo. EURIBOR
at 0.00% Floor + 1.45%), 3.87%,
12/23/36 ............... 600 685,604
Series 4, Class D, (3-mo. EURIBOR
at 0.00% Floor + 2.80%), 5.22%,
12/23/36 ............... 1,200 1,371,191
TAGUS - Sociedade de Titularizacao de
Creditos SA
Series 2, Class B, (1-mo. EURIBOR
at 0.00% Floor + 1.80%), 4.01%,
10/27/42 ............... 925 1,062,547
Series 2, Class C, (1-mo. EURIBOR
at 0.00% Floor + 2.60%), 4.81%,
10/27/42 ............... 405 466,495
Series 2, Class D, (1-mo. EURIBOR
at 0.00% Floor + 2.85%), 5.13%,
09/23/38 ............... 238 267,778
Series 2, Class D, (1-mo. EURIBOR
at 0.00% Floor + 4.00%), 6.21%,
10/27/42 ............... 847 976,969
Series 3, Class A, (1-mo. EURIBOR
at 0.00% Floor + 0.93%), 3.14%,
10/27/43 ............... 11,400 13,034,927
Series 3, Class B, (1-mo. EURIBOR
at 0.00% Floor + 1.40%), 3.61%,
10/27/43 ............... 700 798,868
Series 3, Class C, (1-mo. EURIBOR
at 0.00% Floor + 1.65%), 3.86%,
10/27/43 ............... 200 229,356
Series 3, Class D, (1-mo. EURIBOR
at 0.00% Floor + 3.00%), 5.21%,
10/27/43 ............... 1,200 1,369,247
Series 3, Class E, (1-mo. EURIBOR
at 0.00% Floor + 4.40%), 6.61%,
10/27/43 ............... 800 914,429
Series 6, Class B, (3-mo. EURIBOR
at 0.00% Floor + 1.20%), 3.51%,
12/25/39 ............... 2,200 2,514,688
Series 6, Class C, (3-mo. EURIBOR
at 0.00% Floor + 1.70%), 4.01%,
12/25/39 ............... 1,800 2,070,211
33,001,392
Spain — 0.1%
(a)(b)
Auto ABS Spanish Loans Fondo De
Titulizacion
Series 2026-1, Class C, (1-mo.
EURIBOR at 0.00% Floor +
1.05%), 3.23%, 12/28/38 .... 1,500 1,713,444
Series 2026-1, Class D, (1-mo.
EURIBOR at 0.00% Floor +
1.60%), 3.78%, 12/28/38 .... 400 457,419
Auto ABS Spanish Loans FT, Series
2024-1, Class B, (1-mo. EURIBOR
at 0.00% Floor + 1.30%), 3.51%,
09/28/38 ................. 2,791 3,200,257

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Spain (continued)
AutoNoria Spain FT
Series 2021-SP, Class B, (1-mo.
EURIBOR at 0.00% Floor +
0.80%), 3.04%, 01/31/39 .... EUR 180 $ 205,059
Series 2021-SP, Class C, (1-mo.
EURIBOR at 0.00% Floor +
1.05%), 3.29%, 01/31/39 .... 290 331,296
Series 2021-SP, Class D, (1-mo.
EURIBOR at 0.00% Floor +
1.55%), 3.79%, 01/31/39 .... 124 142,260
Series 2021-SP, Class E, (1-mo.
EURIBOR at 0.00% Floor +
2.65%), 4.89%, 01/31/39 .... 69 78,956
Series 2021-SP, Class F, (1-mo.
EURIBOR at 0.00% Floor +
3.90%), 6.14%, 01/31/39 .... 28 31,587
Series 2022-SP, Class C, (1-mo.
EURIBOR at 0.00% Floor +
2.80%), 5.04%, 01/27/40 .... 466 541,472
Series 2022-SP, Class D, (1-mo.
EURIBOR at 0.00% Floor +
4.20%), 6.44%, 01/28/40 .... 116 136,945
Series 2022-SP, Class E, (1-mo.
EURIBOR at 0.00% Floor +
7.00%), 9.24%, 01/29/40 .... 670 797,581
Series 2023-SP, Class B, (1-mo.
EURIBOR at 0.00% Floor +
1.15%), 3.39%, 09/30/41 .... 235 268,616
Series 2023-SP, Class C, (1-mo.
EURIBOR at 0.00% Floor +
2.00%), 4.24%, 09/30/41 .... 798 922,419
Series 2023-SP, Class D, (1-mo.
EURIBOR at 0.00% Floor +
2.90%), 5.14%, 09/30/41 .... 282 328,216
Series 2025-SP, Class B, (1-mo.
EURIBOR at 0.00% Floor +
1.00%), 3.24%, 04/30/43 .... 3,030 3,471,218
Series 2025-SP, Class C, (1-mo.
EURIBOR at 0.00% Floor +
1.20%), 3.44%, 04/30/43 .... 2,571 2,932,185
Series 2025-SP, Class D, (1-mo.
EURIBOR at 0.00% Floor +
1.50%), 3.74%, 04/30/43 .... 1,286 1,466,770
Series 2025-SP, Class E, (1-mo.
EURIBOR at 0.00% Floor +
3.00%), 5.24%, 04/30/43 .... 1,377 1,587,117
BBVA Consumer Auto FT
Series 2025-1, Class B, (3-mo.
EURIBOR at 0.00% Floor +
1.00%), 3.24%, 05/19/42 .... 1,511 1,724,228
Series 2025-1, Class C, (3-mo.
EURIBOR at 0.00% Floor +
1.30%), 3.54%, 05/19/42 .... 1,778 2,038,318
Series 2026-1, Class C, (3-mo.
EURIBOR at 0.00% Floor +
1.10%), 3.32%, 02/25/42 .... 2,300 2,620,401
BBVA Consumer Fondo de Titulizacion
Series 2026-1, Class B, (3-mo.
EURIBOR at 0.00% Floor +
0.95%), 3.17%, 05/20/39 .... 2,063 2,350,684
Series 2026-1, Class D, (3-mo.
EURIBOR at 0.00% Floor +
2.50%), 4.72%, 05/20/39 .... 1,219 1,391,466
Series 2026-1, Class E, (3-mo.
EURIBOR at 0.00% Floor +
3.50%), 5.72%, 05/20/39 .... 469 535,288
Security
Par (000)
Par (000) Value
Spain (continued)
Series 2026-1, Class F, (3-mo.
EURIBOR at 0.00% Floor +
5.10%), 7.32%, 05/20/39 .... EUR 750 $ 854,241
Fondo de Titulizacion Santander
Consumo 9
Series 9, Class B, (3-mo. EURIBOR
at 0.00% Floor + 1.00%), 3.17%,
10/25/40 ............... 2,000 2,277,988
Series 9, Class C, (3-mo. EURIBOR
at 0.00% Floor + 1.40%), 3.57%,
10/25/40 ............... 4,000 4,568,220
FT Santander Consumer Spain Auto,
Series 2025-1, Class C, (3-mo.
EURIBOR at 0.00% Floor + 1.20%),
3.58%, 09/17/43 ............ 1,846 2,099,727
FTA Consumo Santander
Series 7, Class B, (3-mo. EURIBOR
at 0.00% Floor + 1.30%), 3.54%,
07/20/38 ............... 2,270 2,597,163
Series 7, Class C, (3-mo. EURIBOR
at 0.00% Floor + 1.65%), 3.89%,
07/20/38 ............... 1,873 2,146,416
Santander Consumo 10 FT
Series 10, Class C, (3-mo.
EURIBOR at 0.00% Floor +
1.50%), 3.74%, 05/22/41 .... 4,900 5,605,839
Series 10, Class D, (3-mo.
EURIBOR at 0.00% Floor +
1.90%), 4.14%, 05/22/41 .... 5,400 6,180,918
Santander Consumo 8 Fondo de
Titulizacion
Series 8, Class B, (3-mo. EURIBOR
at 0.00% Floor + 1.20%), 3.40%,
01/21/40 ............... 2,700 3,085,480
Series 8, Class C, (3-mo. EURIBOR
at 0.00% Floor + 1.50%), 3.70%,
01/21/40 ............... 2,900 3,322,510
Series 8, Class D, (3-mo. EURIBOR
at 0.00% Floor + 2.75%), 4.95%,
01/21/40 ............... 1,000 1,143,235
63,154,939
Switzerland — 0.0%
Credit Suisse First Boston Mortgage
Securities Corp., Series 2004-CF2,
Class 1B, 6.00%, 01/25/43
(c) (g)
... USD 581 483,879
United Kingdom — 0.8%
Asimi Funding plc
(a)(b)
Series 2025-1, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 0.95%), 4.68%,
05/16/32 ............... GBP 1,632 2,167,535
Series 2025-1, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.40%), 5.13%,
05/16/32 ............... 1,616 2,150,148
Series 2025-1, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.75%), 5.48%,
05/16/32 ............... 1,369 1,821,158
Series 2025-1, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 2.40%), 6.13%,
05/16/32 ............... 373 497,527

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Series 2025-2, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.50%), 5.23%,
12/16/32 ............... GBP 622 $ 826,520
Series 2025-2, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 1.75%), 5.48%,
12/16/32 ............... 525 695,886
Series 2025-2, Class E, (Sterling
Overnight Index Average at
0.00% Floor + 2.80%), 6.53%,
12/16/32 ............... 1,189 1,578,126
Series 2025-2, Class F, (Sterling
Overnight Index Average at
0.00% Floor + 4.80%), 8.53%,
12/16/32 ............... 1,350 1,798,056
Cardiff Auto Receivables Securitisation
plc
(a)(b)
Series 2024-1, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.40%), 5.13%,
08/20/31 ............... 2,918 3,877,389
Series 2024-1, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.90%), 5.63%,
08/20/31 ............... 5,216 6,948,438
Series 2024-1, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 2.60%), 6.33%,
08/20/31 ............... 3,951 5,293,375
Dowson plc
(a)(b)
Series 2024-1, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.25%), 4.98%,
08/20/31 ............... 3,281 4,356,870
Series 2024-1, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.60%), 5.33%,
08/20/31 ............... 2,490 3,309,043
Series 2024-1, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 2.35%), 6.08%,
08/20/31 ............... 631 842,445
Series 2024-1, Class E, (Sterling
Overnight Index Average at
0.00% Floor + 3.95%), 7.68%,
08/20/31 ............... 1,212 1,625,798
Series 2024-1, Class F, (Sterling
Overnight Index Average at
0.00% Floor + 6.95%), 10.68%,
08/20/31 ............... 1,476 1,985,456
Series 2025-1, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.50%), 5.23%,
12/20/32 ............... 981 1,302,928
Series 2025-1, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 1.90%), 5.63%,
12/20/32 ............... 848 1,127,887
Series 2025-1, Class E, (Sterling
Overnight Index Average at
0.00% Floor + 2.90%), 6.63%,
12/20/32 ............... 966 1,286,863
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Series 2025-1, Class F, (Sterling
Overnight Index Average at
0.00% Floor + 5.25%), 8.98%,
12/20/32 ............... GBP 1,548 $ 2,059,130
Series 2026-1, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.40%), 5.13%,
05/20/33 ............... 1,266 1,680,745
Series 2026-1, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 1.65%), 5.38%,
05/20/33 ............... 820 1,088,631
Series 2026-1, Class E, (Sterling
Overnight Index Average at
0.00% Floor + 2.50%), 6.23%,
05/20/33 ............... 1,015 1,347,803
Series 2026-1, Class F, (Sterling
Overnight Index Average at
0.00% Floor + 4.70%), 8.43%,
05/20/33 ............... 1,287 1,708,934
E-Carat UK plc
(a)(b)
Series 2026-1, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.20%), 4.93%,
01/26/34 ............... 470 623,506
Series 2026-1, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 1.45%), 5.18%,
01/26/34 ............... 555 736,231
Series 2026-1, Class E, (Sterling
Overnight Index Average at
0.00% Floor + 2.70%), 6.43%,
01/26/34 ............... 1,158 1,536,446
Series 2026-1, Class F, (Sterling
Overnight Index Average at
0.00% Floor + 4.35%), 8.08%,
01/26/34 ............... 816 1,090,948
Greene King Finance plc, Series A6,
4.06%, 03/15/35
(b)
........... 2,646 3,284,986
Hermitage 2024 plc
(a)(b)
Series 2024-1, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 0.90%), 4.63%,
04/21/33 ............... 2,683 3,561,173
Series 2024-1, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.25%), 4.98%,
04/21/33 ............... 801 1,064,352
Series 2024-1, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.60%), 5.33%,
04/21/33 ............... 836 1,110,179
Series 2024-1, Class E, (Sterling
Overnight Index Average at
0.00% Floor + 3.90%), 7.63%,
04/21/33 ............... 524 702,780
Hermitage 2026 plc
(a)(b)
Series 2026-1, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 0.88%), 0.00%,
07/21/46 ............... 9,598 12,731,267
Series 2026-1, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.05%), 0.00%,
07/21/46 ............... 1,571 2,083,853

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Series 2026-1, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.30%), 0.00%,
07/21/46 ............... GBP 1,124 $ 1,490,930
Series 2026-1, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 1.55%), 0.00%,
07/21/46 ............... 584 774,647
Series 2026-1, Class E, (Sterling
Overnight Index Average at
0.00% Floor + 2.85%), 0.00%,
07/21/46 ............... 589 781,279
Hermitage plc
(a)(b)
Series 2024-1, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 2.35%), 6.08%,
04/21/33 ............... 348 463,968
Series 2025-1, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.10%), 4.83%,
04/21/33 ............... 1,747 2,315,602
Series 2025-1, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.40%), 5.13%,
04/21/33 ............... 2,227 2,944,279
Series 2025-1, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 1.70%), 5.43%,
04/21/33 ............... 1,523 2,021,780
Series 2025-1, Class E, (Sterling
Overnight Index Average at
0.00% Floor + 3.20%), 6.93%,
04/21/33 ............... 827 1,111,656
London Cards No. 2 plc
(a)(b)
Series 2, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 1.40%), 5.13%,
03/28/34 ............... 1,383 1,842,393
Series 2, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 2.50%), 6.23%,
03/28/34 ............... 1,708 2,275,697
Series 2, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 3.45%), 7.18%,
03/28/34 ............... 1,784 2,390,313
Series 2, Class E, (Sterling
Overnight Index Average at
0.00% Floor + 5.50%), 9.23%,
03/28/34 ............... 2,066 2,779,905
London Cards No. 3 plc
(a)(b)
Series 3X, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 0.90%), 4.64%,
12/15/35 ............... 7,596 10,084,772
Series 3X, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.50%), 5.24%,
12/15/35 ............... 5,297 7,042,998
Series 3X, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 2.00%), 5.74%,
12/15/35 ............... 5,827 7,725,824
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Montgomery Square Consumer
Funding 1 plc, Series 1, Class C,
(Sterling Overnight Index Average
at 0.00% Floor + 1.55%), 5.28%,
03/17/36
(a) (b)
............... GBP 224 $ 296,798
Morglas ABS plc, Series 2025-1, Class
A, (Sterling Overnight Index Average
at 0.00% Floor + 0.80%), 4.54%,
09/15/40
(a) (b)
............... 6,804 9,025,606
Newday Funding
(a)(b)
Series 2024-1X, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 1.18%), 4.92%,
03/15/32 ............... 1,910 2,540,056
Series 2024-1X, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.65%), 5.39%,
03/15/32 ............... 3,309 4,407,912
Series 2024-1X, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 2.40%), 6.14%,
03/15/32 ............... 3,128 4,179,955
Series 2026-1X, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.05%), 0.00%,
07/15/34 ............... 2,228 2,955,331
Series 2026-1X, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.30%), 0.00%,
07/15/34 ............... 1,192 1,581,128
Series 2026-1X, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 1.70%), 0.00%,
07/15/34 ............... 2,536 3,363,877
Series 2026-1X, Class E, (Sterling
Overnight Index Average at
0.00% Floor + 2.75%), 0.00%,
07/15/34 ............... 1,981 2,627,698
Newday Funding Master Issuer plc
(a)(b)
Series 2023-1X, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 2.70%), 6.44%,
11/15/31 ............... 4,377 5,842,896
Series 2023-1X, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 3.70%), 7.44%,
11/15/31 ............... 5,555 7,435,608
Series 2024-2X, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 0.90%), 4.64%,
07/15/32 ............... 9,773 12,977,578
Series 2024-2X, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.40%), 5.14%,
07/15/32 ............... 1,949 2,594,398
Series 2024-2X, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.90%), 5.64%,
07/15/32 ............... 2,323 3,098,568
Series 2024-2X, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 2.65%), 6.39%,
07/15/32 ............... 4,901 6,559,661

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Series 2024-3X, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.30%), 5.04%,
11/15/32 ............... GBP 2,090 $ 2,781,598
Series 2024-3X, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.60%), 5.34%,
11/15/32 ............... 3,087 4,103,841
Series 2025-1X, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 0.85%), 4.59%,
04/15/33 ............... 6,990 9,274,667
Series 2025-1X, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.15%), 4.89%,
04/15/33 ............... 2,829 3,759,015
Series 2025-1X, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.45%), 5.19%,
04/15/33 ............... 4,581 6,086,974
Series 2025-2X, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.05%), 4.80%,
07/15/33 ............... 3,002 3,975,054
Series 2025-2X, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.50%), 5.25%,
07/15/33 ............... 3,307 4,390,961
Series 2026-1X, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.45%), 5.19%,
03/15/34 ............... 1,094 1,452,072
Oban Cards plc
(a)(b)
Series 2026-1, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.20%), 4.93%,
06/17/35 ............... 1,464 1,944,560
Series 2026-1, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.50%), 5.23%,
06/17/35 ............... 1,512 2,008,302
Series 2026-1, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 2.00%), 5.73%,
06/17/35 ............... 3,021 4,026,519
Pavillion Consumer plc
(a)(b)
Series 2025-1X, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.20%), 4.93%,
01/25/36 ............... 8,810 11,664,265
Series 2025-1X, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.60%), 5.33%,
01/25/36 ............... 4,205 5,573,411
PCL Funding IX plc
(a)(b)
Series 2024-1, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 0.90%), 4.64%,
07/16/29 ............... 22,145 29,405,460
Series 2024-1, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.30%), 5.04%,
07/16/29 ............... 2,320 3,081,897
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Series 2024-1, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 2.15%), 5.89%,
07/16/29 ............... GBP 150 $ 200,389
PCL Funding XII plc, Series 2026-1,
Class B, (Sterling Overnight Index
Average at 0.00% Floor + 1.15%),
4.88%, 06/15/30
(a) (b)
.......... 836 1,110,065
Satus plc
(a)(b)
Series 2024-1, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.25%), 4.98%,
01/17/31 ............... 3,139 4,166,175
Series 2024-1, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 2.05%), 5.78%,
01/17/31 ............... 3,161 4,187,244
Series 2024-1, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 3.30%), 7.03%,
01/17/31 ............... 568 757,322
Series 2024-1, Class E, (Sterling
Overnight Index Average at
0.00% Floor + 5.30%), 9.03%,
01/17/31 ............... 549 728,446
Trafford Centre Finance Ltd. (The),
Series B2, (Sterling Overnight
Index Average + 0.94%), 4.70%,
07/28/35
(a) (b)
............... 3,400 3,722,947
Unique Pub Finance Co. plc (The),
Series N, 6.46%, 03/30/32
(b)
.... 8,304 11,467,435
Velocity plc
(a)(b)
Series 2026-1, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 0.88%), 4.61%,
02/25/37 ............... 4,974 6,602,470
Series 2026-1, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.15%), 4.88%,
02/25/37 ............... 2,635 3,495,540
Series 2026-1, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.55%), 5.28%,
02/25/37 ............... 413 547,986
Series 2026-1, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 1.80%), 5.53%,
02/25/37 ............... 416 551,389
Series 2026-1, Class E, (Sterling
Overnight Index Average at
0.00% Floor + 3.20%), 6.93%,
02/25/37 ............... 233 308,596
Zilch Finance 3 Ltd., (Daily SONIA +
3.50%), 7.23%, 10/22/28
(a) (f)
..... 39,894 52,917,794
379,727,919
United States — 7.4%
522 Funding CLO A Ltd.
(a)(c)
Series 2017-1AR, Class AR2, (3-mo.
CME Term SOFR at 1.05% Floor
+ 1.05%), 0.00%, 10/20/34 ... USD 20,000 20,000,000
Series 2017-1AR, Class BR2, (3-mo.
CME Term SOFR at 1.50% Floor
+ 1.50%), 0.00%, 10/20/34 ... 2,600 2,600,000
Series 2017-1AR, Class CR2, (3-mo.
CME Term SOFR at 1.80% Floor
+ 1.80%), 0.00%, 10/20/34 ... 2,900 2,900,000

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
522 Funding CLO Ltd., Series 2018-3A,
Class CR, (3-mo. CME Term SOFR
at 2.05% Floor + 2.31%), 5.99%,
10/20/31
(a) (c)
............... USD 750 $ 750,246
A10 Issuer LLC, Series 2025-FL6,
Class A, (1-mo. CME Term SOFR
at 1.47% Floor + 1.47%), 5.09%,
05/15/42
(a) (c)
............... 6,988 6,993,222
ACE Securities Corp. Home Equity
Loan Trust
(a)
Series 2005-AG1, Class M2, (1-mo.
CME Term SOFR at 0.69% Floor
+ 0.80%), 4.45%, 08/25/35 ... 1,852 1,637,841
Series 2007-HE4, Class A2A, (1-mo.
CME Term SOFR at 0.26% Floor
+ 0.37%), 4.02%, 05/25/37 ... 6,736 952,644
Series 2007-HE4, Class A2C, (1-mo.
CME Term SOFR at 0.60% Floor
+ 0.71%), 4.36%, 05/25/37 ... 332 47,103
ACE Securities Manufactured Housing
Loan Trust, Series 2003-MH1,
0.00%, 08/15/30
(f)
........... 120 118,097
Acore Issuer LLC, Series 2026-FL1,
Class A, (1-mo. CME Term SOFR
at 1.45% Floor + 1.45%), 5.09%,
08/20/43
(a) (c)
............... 3,000 3,001,957
ACRES Commercial Realty Issuer LLC,
Series 2026-FL4, Class A, (1-mo.
CME Term SOFR at 1.45% Floor +
1.45%), 5.09%, 08/18/44
(a) (c)
.... 3,250 3,251,086
ACRES LLC, Series 2025-FL3, Class
A, (1-mo. CME Term SOFR at 1.62%
Floor + 1.62%), 5.26%, 08/18/40
(a) (c)
13,144 13,170,422
Affirm Asset Securitization Trust
(c)
Series 2025-X1, Class C, 5.34%,
04/15/30 ............... 2,790 2,791,844
Series 2025-X2, Class B, 4.56%,
10/15/30 ............... 2,640 2,638,989
Series 2025-X2, Class C, 4.93%,
10/15/30 ............... 915 915,000
Affirm Master Trust
(c)
Series 2025-1A, Class A, 4.99%,
02/15/33 ............... 5,342 5,362,288
Series 2025-1A, Class B, 5.13%,
02/15/33 ............... 2,389 2,394,092
Series 2026-1A, Class A, 4.37%,
02/15/34 ............... 17,480 17,383,067
Series 2026-2A, Class A, 4.67%,
04/16/35 ............... 14,378 14,326,009
Ajax Mortgage Loan Trust
(c)
Series 2017-D, Class B, 0.00%,
12/25/57
(a)
.............. 4 1,298
Series 2020-C, Class C, 0.00%,
09/27/60 ............... 126 126
Series 2021-C, Class A, 6.11%,
01/25/61
(g)
.............. 9,644 9,652,312
Series 2021-C, Class B, 6.72%,
01/25/61
(g)
.............. 6,662 6,647,147
Series 2021-C, Class C, 0.00%,
01/25/61 ............... 14,659 15,847,492
Series 2021-D, Class A, 6.00%,
03/25/60
(g)
.............. 21,871 21,887,263
Series 2021-D, Class B, 7.00%,
03/25/60
(a)
.............. 11,798 11,801,599
Series 2021-D, Class C, 0.00%,
03/25/60
(a)
.............. 14,665 18,913,065
Security
Par (000)
Par (000) Value
United States (continued)
Series 2021-E, Class A1, 1.74%,
12/25/60
(a)
.............. USD 32,864 $ 28,739,876
Series 2021-E, Class A2, 2.69%,
12/25/60
(a)
.............. 8,637 6,722,395
Series 2021-E, Class B1, 3.73%,
12/25/60
(a)
.............. 5,214 3,781,285
Series 2021-E, Class B3, 3.98%,
12/25/60
(a)
.............. 16,691 8,884,375
Series 2021-E, Class M1, 2.94%,
12/25/60
(a)
.............. 8,544 6,248,499
Series 2021-E, Class SA, 0.00%,
12/25/60
(a)
.............. 19 9,033
Series 2021-E, Class XS, 0.00%,
12/25/60
(a)
.............. 147,761 4,369,508
Series 2021-F, Class A, 5.87%,
06/25/61
(g)
.............. 60,317 60,356,403
Series 2021-F, Class B, 6.75%,
06/25/61
(g)
.............. 25,925 25,771,461
Series 2021-F, Class C, 0.00%,
06/25/61 ............... 36,257 36,578,587
Series 2021-G, Class A, 5.87%,
06/25/61
(a)
.............. 45,685 45,714,887
Series 2021-G, Class B, 6.75%,
06/25/61
(a)
.............. 16,129 16,054,737
Series 2021-G, Class C, 0.00%,
06/25/61 ............... 26,681 27,770,770
Series 2023-B, Class A, 4.25%,
10/25/62
(g)
.............. 19,357 19,315,069
Series 2023-B, Class B, 4.25%,
10/25/62
(g)
.............. 3,314 3,295,124
Series 2023-B, Class C, 0.00%,
10/25/62 ............... 7,198 5,840,099
ALLO Issuer LLC, Series 2026-1A,
Class A2, 5.61%, 06/20/56
(c)
.... 30,795 31,095,655
AMSR Trust
(c)
Series 2021-SFR1, Class F, 3.60%,
06/17/38 ............... 5,128 4,894,833
Series 2023-SFR2, Class F2, 3.95%,
06/17/40 ............... 5,000 4,725,148
Antares CLO LLC, Series 2024-5A,
Class A, (3-mo. CME Term SOFR
at 1.57% Floor + 1.57%), 5.25%,
10/20/36
(a) (c)
............... 13,250 13,246,767
Apidos CLO XVIII-R, Series 2018-18A,
Class A1R2, (3-mo. CME Term
SOFR at 1.33% Floor + 1.33%),
4.99%, 01/22/38
(a) (c)
.......... 26,200 26,243,159
Aqua Finance Trust, Series 2021-A,
Class A, 1.54%, 07/17/46
(c)
..... 299 272,300
Arbor Realty Commercial Real Estate
Notes LLC
(a)(c)
Series 2025-FL1, Class A, (1-mo.
CME Term SOFR at 1.35% Floor
+ 1.35%), 4.99%, 01/20/43 ... 12,698 12,688,626
Series 2026-FL1, Class A, (1-mo.
CME Term SOFR at 1.50% Floor
+ 1.50%), 5.14%, 09/20/43 ... 11,550 11,570,913
Arbor Realty Commercial Real Estate
Notes Ltd., Series 2022-FL1, Class
A, (30-day Average SOFR at 1.45%
Floor + 1.45%), 5.04%, 01/15/37
(a) (c)
138 137,465
AREIT, Series 2025-CRE11, Class A,
(1-mo. CME Term SOFR at 1.55%
Floor + 1.55%), 5.19%, 07/25/43
(a) (c)
11,482 11,501,240

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Argent Mortgage Loan Trust, Series
2005-W1, Class A2, (1-mo. CME
Term SOFR at 0.48% Floor +
0.59%), 4.24%, 05/25/35
(a)
..... USD 4,306 $ 3,671,923
Argent Securities Trust
(a)
Series 2006-M1, Class A2C, (1-mo.
CME Term SOFR at 0.30% Floor
+ 0.41%), 4.06%, 07/25/36 ... 6,663 1,763,529
Series 2006-W2, Class A2C, (1-mo.
CME Term SOFR at 0.58% Floor
+ 0.69%), 4.34%, 03/25/36 ... 1,755 986,074
Audax Senior Debt CLO LLC
(a)(c)
Series 2023-7A, Class AR2, (3-mo.
CME Term SOFR at 1.60% Floor
+ 1.60%), 5.25%, 04/20/35 ... 7,000 7,000,548
Series 2025-12A, Class A, (3-mo.
CME Term SOFR at 1.42% Floor
+ 1.42%), 5.08%, 04/22/37 ... 4,660 4,657,118
BankAmerica Manufactured Housing
Contract Trust
(a)
Series 1997-2, Class B1, 7.07%,
10/10/27 ............... 4,500 196,614
Series 1998-2, Class B1, 7.39%,
12/10/30
(d) (e)
............. 8,475 462,299
Bankers Healthcare Group
Securitization Trust, Series 2020-A,
Class C, 5.17%, 09/17/31
(c)
..... 466 466,347
BAR Issuer LLC, Series 2026-FL1,
Class A, (1-mo. CME Term SOFR
at 1.60% Floor + 1.60%), 5.24%,
08/20/43
(a) (c)
............... 4,000 4,002,567
BARC, Series 2026-CES1, Class A1A,
4.84%, 01/25/56
(c) (g)
.......... 10,170 10,034,912
Battalion CLO 17 Ltd., Series 2021-
17A, Class CRR, (3-mo. CME Term
SOFR at 2.05% Floor + 2.05%),
5.69%, 03/09/34
(a) (c)
.......... 2,750 2,751,379
Battalion CLO XIX Ltd.
(a)(c)
Series 2021-19A, Class AR, (3-mo.
CME Term SOFR at 1.04% Floor
+ 1.04%), 4.65%, 04/15/34 ... 19,000 18,998,552
Series 2021-19A, Class BR, (3-mo.
CME Term SOFR at 1.60% Floor
+ 1.60%), 5.21%, 04/15/34 ... 5,000 5,002,053
Series 2021-19A, Class CR, (3-mo.
CME Term SOFR at 2.05% Floor
+ 2.05%), 5.66%, 04/15/34 ... 3,500 3,509,654
Bayview Financial Revolving Asset
Trust
(a)(c)
Series 2004-B, Class A2, (1-mo.
CME Term SOFR at 1.30% Floor
+ 1.41%), 5.07%, 05/28/39 ... 253 93,930
Series 2005-A, Class A1, (1-mo.
CME Term SOFR at 1.00% Floor
+ 1.11%), 4.77%, 02/28/40 ... 6,741 6,495,144
Series 2005-E, Class A1, (1-mo.
CME Term SOFR at 1.00% Floor
+ 1.11%), 4.77%, 12/28/40 ... 238 259,976
BCMSC Trust
(a)
Series 2000-A, Class A2, 7.58%,
06/15/30 ............... 7,777 366,746
Series 2000-A, Class A3, 7.83%,
06/15/30 ............... 7,219 351,593
Series 2000-A, Class A4, 8.29%,
06/15/30 ............... 5,207 264,989
Security
Par (000)
Par (000) Value
United States (continued)
BCRED CLO LLC
(a)(c)
Series 2025-1A, Class A, (3-mo.
CME Term SOFR at 1.38% Floor
+ 1.38%), 5.06%, 04/20/37 ... USD 5,400 $ 5,405,127
Series 2025-1A, Class C, (3-mo.
CME Term SOFR at 2.00% Floor
+ 2.00%), 5.68%, 04/20/37 ... 500 499,649
BDS LLC, Series 2024-FL13, Class A,
(1-mo. CME Term SOFR at 1.58%
Floor + 1.58%), 5.22%, 09/19/39
(a) (c)
5,022 5,027,549
Bear Stearns Asset-Backed Securities
I Trust
(a)
Series 2004-HE7, Class M2, (1-mo.
CME Term SOFR at 1.73% Floor
+ 1.84%), 5.49%, 08/25/34 ... 13 12,453
Series 2006-HE1, Class 1M4, (1-mo.
CME Term SOFR at 1.02% Floor
+ 1.13%), 4.78%, 12/25/35 ... 5,550 5,487,794
Series 2006-HE7, Class 1A2, (1-mo.
CME Term SOFR at 0.34% Floor
+ 0.45%), 4.10%, 09/25/36 ... 1,063 1,047,673
Series 2006-HE8, Class 1A3, (1-mo.
CME Term SOFR at 0.52% Floor
+ 0.63%), 4.28%, 10/25/36 ... 955 955,395
Series 2007-HE2, Class 1A4, (1-mo.
CME Term SOFR at 0.32% Floor
+ 0.43%), 4.08%, 03/25/37 ... 2,397 2,376,005
Series 2007-HE2, Class 22A, (1-mo.
CME Term SOFR at 0.28% Floor
+ 0.39%), 4.04%, 03/25/37 ... 1,297 1,235,751
Series 2007-HE2, Class 23A, (1-mo.
CME Term SOFR at 0.28% Floor
+ 0.39%), 4.04%, 03/25/37 ... 1,443 1,388,648
Series 2007-HE3, Class 1A4, (1-mo.
CME Term SOFR at 0.70% Floor
+ 0.81%), 4.46%, 04/25/37 ... 20,336 19,557,730
BHG Securitization Trust
(c)
Series 2021-A, Class A, 1.42%,
11/17/33 ............... 91 90,352
Series 2021-A, Class B, 2.79%,
11/17/33 ............... 1,995 1,969,593
Series 2021-B, Class C, 2.24%,
10/17/34 ............... 1,600 1,565,885
BRAVO Residential Funding Trust,
Series 2024-CES2, Class A1A,
5.55%, 09/25/54
(c) (g)
.......... 6,546 6,555,158
BSPDF Issuer LLC, Series 2026-FL3,
Class A, (1-mo. CME Term SOFR
at 1.45% Floor + 1.45%), 5.09%,
09/18/43
(a) (c)
............... 11,000 10,999,947
Carrington Mortgage Loan Trust
(a)
Series 2006-NC1, Class M2, (1-mo.
CME Term SOFR at 0.63% Floor
+ 0.74%), 4.39%, 01/25/36 ... 1,620 1,454,754
Series 2006-NC4, Class A3, (1-mo.
CME Term SOFR at 0.32%
Floor/12.50% Cap + 0.43%),
4.08%, 10/25/36 .......... 423 416,137
Cascade MH Asset Trust, Series 2019-
MH1, Class A, 4.00%, 11/25/44
(a) (c)
11,977 11,492,318
C-BASS Trust
(a)
Series 2006-CB7, Class A4, (1-mo.
CME Term SOFR at 0.32% Floor
+ 0.43%), 4.08%, 10/25/36 ... 914 621,806

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Series 2006-CB9, Class A4, (1-mo.
CME Term SOFR at 0.46% Floor
+ 0.57%), 4.22%, 11/25/36 ... USD 599 $ 274,196
Cerberus Loan Funding XLIV LLC,
Series 2023-5A, Class A, (3-mo.
CME Term SOFR at 2.35% Floor +
2.35%), 6.02%, 01/15/36
(a) (c)
.... 4,750 4,754,173
Cerberus Loan Funding XLV LLC,
Series 2024-1A, Class A, (3-mo.
CME Term SOFR at 1.90% Floor +
1.90%), 5.57%, 04/15/36
(a) (c)
.... 7,750 7,754,555
CIT Mortgage Loan Trust
(a)(c)
Series 2007-1, Class 1M2, (1-mo.
CME Term SOFR at 2.63% Floor
+ 2.74%), 5.51%, 10/25/37 ... 3,538 3,489,540
Series 2007-1, Class 2M2, (1-mo.
CME Term SOFR at 2.63% Floor
+ 2.74%), 5.51%, 10/25/37 ... 1,803 1,747,008
Citigroup Mortgage Loan Trust
(a)
Series 2007-AHL2, Class A3B, (1-
mo. CME Term SOFR at 0.20%
Floor + 0.31%), 3.96%, 05/25/37 10,710 7,260,727
Series 2007-AHL2, Class A3C, (1-
mo. CME Term SOFR at 0.27%
Floor + 0.38%), 4.03%, 05/25/37 4,865 3,299,655
Series 2007-AHL3, Class A3B, (1-
mo. CME Term SOFR at 0.17%
Floor + 0.28%), 3.93%, 07/25/45 5,060 3,657,843
Series 2007-AMC1, Class A1, (1-mo.
CME Term SOFR at 0.32% Floor
+ 0.43%), 4.08%, 12/25/36
(c)
.. 5,978 3,322,167
College Ave Student Loans Trust,
Series 2024-A, Class A1B, (30-day
Average SOFR at 1.75% Floor +
1.75%), 5.38%, 06/25/54
(a) (c)
.... 12,104 12,268,676
College Avenue Student Loans LLC
(c)
Series 2021-A, Class B, 2.32%,
07/25/51 ............... 3,189 2,952,941
Series 2021-A, Class C, 2.92%,
07/25/51 ............... 610 576,223
Series 2021-B, Class B, 2.42%,
06/25/52 ............... 1,036 944,194
Series 2021-B, Class C, 2.72%,
06/25/52 ............... 470 435,607
Series 2021-B, Class D, 3.78%,
06/25/52 ............... 112 102,639
Compass Datacenters Issuer II LLC,
Series 2025-2A, Class A1, 4.93%,
11/25/50
(c)
................. 13,518 13,227,020
Compass Datacenters Issuer III LLC
(c)
Series 2025-3A, Class A2, 5.29%,
07/25/50 ............... 22,056 21,760,478
Series 2026-1A, Class A21, 4.90%,
02/25/56 ............... 9,258 9,146,322
Series 2026-1A, Class A22, 5.29%,
02/25/56 ............... 11,251 11,130,361
Series 2026-1A, Class A23, 5.44%,
02/25/56 ............... 10,786 10,628,326
Concord Music Royalties LLC, Series
2024-1A, Class A, 5.64%, 10/20/74
(c)
11,031 11,060,841
Conseco Finance Corp.
(a)
Series 1996-10, Class B1, 7.24%,
11/15/28 ............... 614 617,707
Series 1997-3, Class M1, 7.53%,
03/15/28 ............... 700 706,132
Security
Par (000)
Par (000) Value
United States (continued)
Series 1997-6, Class M1, 7.21%,
01/15/29 ............... USD 453 $ 457,571
Series 1998-4, Class M1, 6.83%,
04/01/30 ............... 253 255,393
Series 1998-6, Class M1, 6.63%,
06/01/30 ............... 706 712,439
Series 1999-5, Class A5, 7.86%,
03/01/30 ............... 2,404 510,463
Series 1999-5, Class A6, 7.50%,
03/01/30 ............... 2,579 522,832
Conseco Finance Securitizations Corp.
Series 2000-1, Class A5, 8.06%,
09/01/29
(a)
.............. 4,152 436,792
Series 2000-4, Class A6, 8.31%,
05/01/32
(a)
.............. 5,128 592,989
Series 2000-5, Class A6, 7.96%,
05/01/31 ............... 6,271 1,011,363
Series 2000-5, Class A7, 8.20%,
05/01/31 ............... 11,418 1,914,193
Consolidated Communications LLC
(c)
Series 2025-4A, Class C, 8.10%,
12/20/55 ............... 22,500 23,037,701
Series 2026-1A, Class A2, 5.08%,
03/20/56 ............... 9,595 9,474,076
Series 2026-1A, Class B, 5.42%,
03/20/56 ............... 5,501 5,391,852
Series 2026-1A, Class C, 7.03%,
03/20/56 ............... 16,300 16,196,415
Credit-Based Asset Servicing &
Securitization LLC
Series 2006-CB2, Class AF4, 2.93%,
12/25/36
(g)
.............. 898 731,785
Series 2006-MH1, Class B1, 6.75%,
10/25/36
(c) (g)
............. 498 494,078
Series 2006-MH1, Class B2, 6.75%,
10/25/36
(c) (g)
............. 5,709 4,836,599
Series 2006-SL1, Class A2, 6.06%,
09/25/36
(c) (g)
............. 11,428 308,550
Series 2007-CB6, Class A4, (1-mo.
CME Term SOFR at 0.34% Floor
+ 0.45%), 4.10%, 07/25/37
(a) (c)
. 1,169 779,275
Cross Mortgage Trust, Series
2025-CES1, Class A1A, 5.30%,
11/25/60
(c) (g)
............... 2,327 2,319,981
CSMC Trust, Series 2017-2, Class
CERT, 0.00%, 02/01/47
(c)
...... 158 16,165
CWABS Asset-Backed Certificates
Trust
(a)
Series 2005-16, Class 1AF, 4.51%,
04/25/36 ............... 4,259 3,784,109
Series 2006-18, Class M1, (1-mo.
CME Term SOFR at 0.45% Floor
+ 0.56%), 4.21%, 03/25/37 ... 13,137 14,408,648
Series 2006-22, Class M1, (1-mo.
CME Term SOFR at 0.35% Floor
+ 0.46%), 4.11%, 05/25/47 ... 1,615 1,580,100
CWABS Asset-Backed Notes Trust,
Series 2007-SEA2, Class 2A1,
(1-mo. CME Term SOFR at 1.50%
Floor/11.00% Cap + 1.61%), 5.26%,
06/25/47
(a) (c)
............... 2,540 2,134,853
CWABS Revolving Home Equity Loan
Trust, Series 2004-U, Class 2A,
(1-mo. CME Term SOFR at 0.27%
Floor/16.00% Cap + 0.38%), 4.01%,
03/15/34
(a)
................ 97 96,554

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
CWHEQ Home Equity Loan Trust
Series 2006-S3, Class A4, 4.96%,
01/25/29
(g)
.............. USD 75 $ 191,875
Series 2006-S5, Class A5, 6.16%,
06/25/35 ............... 146 177,599
CWHEQ Revolving Home Equity Loan
Trust
(a)
Series 2005-B, Class 2A, (1-mo.
CME Term SOFR at 0.18%
Floor/16.00% Cap + 0.29%),
3.92%, 05/15/35 .......... 3 3,341
Series 2006-C, Class 2A, (1-mo.
CME Term SOFR at 0.18%
Floor/16.00% Cap + 0.29%),
3.92%, 05/15/36 .......... 441 439,009
Series 2006-H, Class 1A, (1-mo.
CME Term SOFR at 0.15%
Floor/16.00% Cap + 0.26%),
3.89%, 11/15/36 .......... 296 292,924
Series 2006-I, Class 1A, (1-mo.
CME Term SOFR at 0.14% Floor
+ 0.25%), 3.88%, 01/15/37 ... 316 306,809
DB Master Finance LLC, Series 2025-
1A, Class A2I, 4.89%, 08/20/55
(c)
. 17,802 17,595,426
Deephaven Residential Mortgage Trust,
Series 2025-CES1, Class A1A,
5.22%, 10/25/55
(c) (g)
.......... 6,324 6,293,758
Diameter Capital CLO 1 Ltd.
(a)(c)
Series 2021-1A, Class DR, (3-mo.
CME Term SOFR at 6.15% Floor
+ 6.15%), 9.82%, 10/15/37 ... 5,000 5,005,141
Series 2021-1A, Class SUB, 0.00%,
10/15/37 ............... 6,050 3,832,493
Diameter Capital CLO 3 Ltd., Series
2022-3A, Class A1R, (3-mo. CME
Term SOFR at 1.33% Floor +
1.33%), 5.00%, 01/15/38
(a) (c)
.... 14,146 14,167,519
DigitalBridge Issuer LLC, Series 2026-
1A, Class A2, 6.33%, 06/25/56
(c)
.. 10,225 10,166,397
Domain Greenbough Issuer 2 LLC,
14.57%, 01/23/32
(a) (c) (f)
........ 20,303 20,201,140
Dwight Issuer LLC, Series 2025-FL1,
Class A, (1-mo. CME Term SOFR
at 1.66% Floor + 1.66%), 5.30%,
06/18/42
(a) (c)
............... 2,499 2,503,998
EDvestinU Private Education Loan
Issue No. 3 LLC, Series 2021-A,
Class B, 3.50%, 11/25/50
(c)
..... 1,660 1,406,388
EDvestinU Private Education Loan
Issue No. 4 LLC, Series 2022-A,
Class A, 5.25%, 11/25/40
(c)
..... 3,882 3,866,463
ELFI Graduate Loan Program LLC,
Series 2020-A, Class B, 2.98%,
08/25/45
(a) (c)
............... 956 803,259
FIGRE Trust
(a)(c)
Series 2025-HE7, Class A, 5.15%,
11/25/55 ............... 6,515 6,456,588
Series 2026-HE1, Class A, 4.98%,
01/25/56 ............... 11,117 10,957,855
Series 2026-HE1, Class B, 5.18%,
01/25/56 ............... 1,460 1,443,301
First Franklin Mortgage Loan Trust
(a)
Series 2004-FFH3, Class M3, (1-mo.
CME Term SOFR at 1.05% Floor
+ 1.16%), 4.10%, 10/25/34 ... 2,818 2,618,330
Security
Par (000)
Par (000) Value
United States (continued)
Series 2006-FF13, Class A1, (1-mo.
CME Term SOFR at 0.24% Floor
+ 0.35%), 4.00%, 10/25/36 ... USD 3,989 $ 2,529,067
Series 2006-FF13, Class A2C, (1-
mo. CME Term SOFR at 0.32%
Floor + 0.43%), 4.08%, 10/25/36 2,340 1,500,151
Series 2006-FF16, Class 2A4, (1-
mo. CME Term SOFR at 0.42%
Floor + 0.53%), 4.18%, 12/25/36 4,488 1,723,571
First NLC Trust, Series 2007-1, Class
A3, (1-mo. CME Term SOFR at
0.18% Floor + 0.29%), 3.94%,
08/25/37
(a) (c)
............... 1,496 737,289
FirstKey Homes Trust
(c)
Series 2022-SFR1, Class E2,
5.00%, 05/19/39 .......... 5,000 4,929,036
Series 2022-SFR3, Class E2,
3.50%, 07/17/38 .......... 8,285 8,265,329
Firstlight Issuer LLC, Series 2026-1A,
Class A2, 5.87%, 06/20/56
(c)
.... 4,610 4,629,629
Flatiron CLO 24 Ltd., Series 2023-2A,
Class D1R, (3-mo. CME Term SOFR
at 2.35% Floor + 2.35%), 5.94%,
01/15/39
(a) (c)
............... 1,500 1,496,914
FNA 8 LLC, Series 2025-1, Class A,
5.62%, 03/15/45
(a) (c)
.......... 11,371 11,304,029
Foundation Finance Trust
(c)
Series 2021-2A, Class A, 2.19%,
01/15/42 ............... 3,151 3,004,171
Series 2023-1A, Class A, 5.67%,
12/15/43 ............... 4,092 4,142,012
Series 2024-1A, Class B, 5.95%,
12/15/49 ............... 1,280 1,295,999
Series 2024-2A, Class B, 4.93%,
03/15/50 ............... 2,285 2,266,960
Series 2025-1A, Class A, 4.95%,
04/15/50 ............... 13,083 13,047,041
Series 2025-1A, Class D, 6.09%,
04/15/50 ............... 13,755 13,758,404
Series 2025-2A, Class D, 5.68%,
04/15/52 ............... 2,021 2,002,354
Series 2025-2A, Class E, 8.35%,
04/15/52 ............... 2,203 2,209,592
Series 2025-3A, Class E, 8.42%,
08/15/52 ............... 8,840 8,897,327
Fremont Home Loan Trust
(a)
Series 2006-3, Class 1A1, (1-mo.
CME Term SOFR at 0.28% Floor
+ 0.39%), 4.04%, 02/25/37 ... 4,261 3,190,497
Series 2006-3, Class 2A3, (1-mo.
CME Term SOFR at 0.34% Floor
+ 0.45%), 4.10%, 02/25/37 ... 4,972 1,487,822
FS Rialto Issuer LLC
(a)(c)
Series 2024-FL9, Class A, (1-mo.
CME Term SOFR at 1.63% Floor
+ 1.63%), 5.27%, 10/19/39 ... 9,190 9,199,292
Series 2025-FL10, Class A, (1-mo.
CME Term SOFR at 1.39% Floor
+ 1.39%), 5.02%, 08/19/42 ... 3,240 3,236,083
GAM Resecuritization Trust, Series
2018-B, Class A1, (US Prime Rate
at 0.00% Floor - 2.00%), 4.75%,
08/27/51
(a) (c)
............... 3,099 3,076,442

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Goldman Home Improvement Trust
Issuer Trust
(c)
Series 2021-GRN2, Class B, 1.97%,
06/25/51 ............... USD 1,938 $ 1,862,892
Series 2022-GRN2, Class A, 6.80%,
10/25/52 ............... 1,758 1,787,756
Golub Capital Partners CLO 78M,
Series 2025-78A, Class A1, (3-mo.
CME Term SOFR at 1.38% Floor +
1.38%), 5.05%, 04/21/39
(a) (c)
.... 2,500 2,490,642
Golub Capital Partners CLO 83M,
Series 2025-83A, Class A1, (3-mo.
CME Term SOFR at 1.40% Floor +
1.40%), 5.05%, 11/09/38
(a) (c)
.... 9,700 9,693,417
GoodLeap Home Improvement
Solutions Trust
(c)
Series 2024-1A, Class A, 5.35%,
10/20/46 ............... 21,698 21,740,673
Series 2025-1A, Class A, 5.38%,
02/20/49 ............... 19,281 19,343,155
Series 2025-1A, Class B, 6.27%,
02/20/49 ............... 742 748,458
Series 2025-2A, Class A, 5.32%,
06/20/49 ............... 15,615 15,566,427
Series 2025-3A, Class A, 5.00%,
10/20/49 ............... 26,848 26,493,635
GoodLeap Sustainable Home Solutions
Trust, Series 2021-3CS, Class A,
2.10%, 05/20/48
(c)
........... 8,462 6,814,269
GreenPoint Manufactured Housing,
Series 1999-5, Class M2, 9.23%,
12/15/29
(a)
................ 1,353 1,336,460
GreenSky Home Improvement Issuer
Trust
(c)
Series 2024-2, Class A4, 5.15%,
10/27/59 ............... 2,695 2,705,815
Series 2024-2, Class D, 6.43%,
10/27/59 ............... 2,273 2,296,738
Series 2025-2A, Class C, 5.26%,
06/25/60 ............... 3,648 3,625,919
Series 2025-2A, Class D, 5.56%,
06/25/60 ............... 2,912 2,895,554
Series 2025-2A, Class E, 7.79%,
06/25/60 ............... 1,269 1,286,273
Series 2025-3A, Class A3, 4.52%,
12/27/60 ............... 9,138 9,063,866
Series 2026-REV1, Class A, 4.93%,
05/15/41 ............... 36,525 36,504,330
Series 2026-REV1, Class B, 5.20%,
05/15/41 ............... 3,060 3,059,886
Series 2026-REV1, Class C, 5.45%,
05/15/41 ............... 3,894 3,894,215
GreenSky Home Improvement Trust
(c)
Series 2024-1, Class A4, 5.67%,
06/25/59 ............... 8,959 9,063,554
Series 2024-1, Class B, 5.87%,
06/25/59 ............... 1,428 1,443,519
Greystone CRE Notes 2025 LLC,
Series 2025-HC4, Class A, (1-mo.
CME Term SOFR at 1.78% Floor +
1.78%), 5.41%, 10/15/42
(a) (c)
.... 9,010 9,022,810
GS Mortgage-Backed Securities Trust
(c)
(g)
Series 2026-CES1, Class A1,
4.90%, 05/25/56 .......... 2,892 2,863,629
Security
Par (000)
Par (000) Value
United States (continued)
Series 2026-CES1, Class A2,
5.27%, 05/25/56 .......... USD 862 $ 854,785
GSAA Home Equity Trust
(a)
Series 2005-14, Class 1A2, (1-mo.
CME Term SOFR at 0.70% Floor
+ 0.81%), 4.46%, 12/25/35 ... 5,333 2,359,614
Series 2006-4, Class 1A1, 3.98%,
03/25/36 ............... 3,242 2,202,604
Series 2006-18, Class AF2A, 5.63%,
11/25/36 ............... 201 55,559
Series 2006-18, Class AF3A, 5.77%,
11/25/36 ............... 1,981 547,681
Series 2007-2, Class AF3, 5.92%,
03/25/37 ............... 1,392 240,865
GSAMP Trust
(a)
Series 2007-H1, Class A1B, (1-mo.
CME Term SOFR at 0.40% Floor
+ 0.51%), 4.16%, 01/25/47 ... 2,573 1,238,451
Series 2007-HS1, Class M6, (1-mo.
CME Term SOFR at 3.38% Floor
+ 3.49%), 7.14%, 02/25/37 ... 3,414 3,358,117
Home Efficiency, Series 2024-A1,
0.00%, 12/31/54
(a) (c) (f)
......... 77,049 78,782,868
Home Equity Asset Trust
(a)
Series 2006-3, Class M2, (1-mo.
CME Term SOFR at 0.60% Floor
+ 0.71%), 4.36%, 07/25/36 ... 3,791 3,620,354
Series 2007-1, Class 2A3, (1-mo.
CME Term SOFR at 0.30% Floor
+ 0.41%), 4.06%, 05/25/37 ... 3,103 2,732,122
Home Equity Mortgage Loan Asset-
Backed Trust, Series 2004-A, Class
M2, (1-mo. CME Term SOFR at
2.03% Floor + 2.14%), 3.57%,
07/25/34
(a)
................ 587 565,559
Home Equity Mortgage Trust, Series
2006-2, Class 1A1, 5.87%,
07/25/36
(g)
................ 6,663 545,227
Huntington Bank Auto Credit-Linked
Notes
(a)(c)
Series 2024-1, Class B2, (30-day
Average SOFR at 0.00% Floor +
1.40%), 5.01%, 05/20/32 .... 4,608 4,619,531
Series 2024-2, Class B2, (30-day
Average SOFR at 0.00% Floor +
1.35%), 4.96%, 10/20/32 .... 5,151 5,168,709
Series 2025-2, Class B2, (30-day
Average SOFR at 0.00% Floor +
1.20%), 4.81%, 09/20/33 .... 5,773 5,787,412
INCREF LLC
(a)(c)
Series 2025-FL1, Class A, (1-mo.
CME Term SOFR at 1.73% Floor
+ 1.73%), 5.37%, 10/19/42 ... 9,037 9,054,886
Series 2026-FL2, Class A, (1-mo.
CME Term SOFR at 1.45% Floor
+ 1.45%), 5.12%, 12/19/43 ... 4,430 4,433,137
Series 2026-FL3, Class A, (1-mo.
CME Term SOFR at 1.40% Floor
+ 1.40%), 5.05%, 01/19/44 ... 2,200 2,199,150
Irwin Home Equity Loan Trust, Series
2006-P1, Class 1A, (1-mo. CME
Term SOFR at 0.28% Floor/13.00%
Cap + 0.39%), 4.04%, 12/25/36
(a) (c)
35 31,813
Iskandar Enterprise LLC
(c)
Series 2026-1A, Class A22, 5.34%,
04/17/56 ............... 12,436 12,376,988

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Series 2026-1A, Class A23, 5.54%,
04/17/56 ............... USD 17,871 $ 17,712,843
J.P. Morgan Mortgage Acquisition Trust
Series 2006-CW1, Class M1, (1-mo.
CME Term SOFR at 0.41% Floor
+ 0.52%), 4.17%, 05/25/36
(a)
.. 912 906,953
Series 2007-CH1, Class MF1,
4.32%, 11/25/36
(g)
......... 11,339 11,499,592
J.P. Morgan Mortgage Trust, Series
2026-CES1, Class A1B, 4.96%,
06/25/56
(c) (g)
............... 1,653 1,633,184
Jersey Mike's Funding LLC, Series
2026-1A, Class A2II, 5.48%,
02/15/56
(c)
................ 41,210 40,718,526
KeyCorp Student Loan Trust
(a)
Series 2004-A, Class 2D, (3-mo.
CME Term SOFR at 0.00% Floor
+ 1.51%), 5.18%, 07/28/42 ... 3,116 3,029,028
Series 2005-A, Class 2C, (3-mo.
CME Term SOFR at 0.00% Floor
+ 1.56%), 5.31%, 12/27/38 ... 4,980 4,890,562
Legacy Mortgage Asset Trust
(c)
Series 2019-SL2, Class A, 3.38%,
02/25/59
(a)
.............. 3,398 3,321,863
Series 2019-SL2, Class B, 0.00%,
02/25/59 ............... 4,814 1,084,140
Series 2019-SL2, Class M, 4.25%,
02/25/59
(a)
.............. 5,562 5,007,872
Lehman ABS Manufactured Housing
Contract Trust
(a)
Series 2001-B, Class M1, 6.63%,
04/15/40 ............... 880 883,613
Series 2002-A, Class C, 0.00%,
06/15/33 ............... 347 346,560
Lehman ABS Mortgage Loan Trust,
Series 2007-1, Class 2A1, (1-mo.
CME Term SOFR at 0.09% Floor +
0.20%), 3.85%, 06/25/37
(a) (c)
.... 794 514,677
Lending Funding Trust
(c)
Series 2020-2A, Class B, 3.54%,
04/21/31 ............... 3,340 3,287,744
Series 2020-2A, Class D, 6.77%,
04/21/31 ............... 400 399,236
LendingClub Rated Notes Issuer Trust
(c)
Series 2025-P1, Class A, 5.54%,
06/16/31 ............... 10,482 10,503,139
Series 2025-P1, Class B, 5.92%,
06/16/31 ............... 1,736 1,734,634
Series 2025-P1, Class C, 6.56%,
06/16/31 ............... 3,919 3,914,220
Series 2025-P1, Class D, 6.79%,
06/16/31 ............... 1,593 1,590,030
Series 2025-P1, Class E, 9.28%,
06/16/31 ............... 3,101 3,091,223
Series 2025-P1, Class F, 13.31%,
06/16/38 ............... 1,033 1,030,349
Series 2025-P1, Class R, 0.00%,
07/16/40 ............... 410 1,247,493
Series 2025-P2, Class A, 5.20%,
02/15/35 ............... 12,285 12,310,303
Series 2025-P2, Class B, 5.59%,
04/15/35 ............... 996 990,522
Series 2025-P2, Class C, 6.25%,
09/15/35 ............... 2,005 1,991,285
Series 2025-P2, Class D, 6.47%,
12/15/35 ............... 800 792,605
Security
Par (000)
Par (000) Value
United States (continued)
Series 2025-P2, Class E, 8.99%,
07/15/36 ............... USD 1,286 $ 1,273,096
Series 2025-P2, Class F, 13.02%,
01/15/37 ............... 641 635,070
Series 2025-P2, Class R, 0.00%,
03/15/45 ............... 279 736,488
Series 2026-P1, Class A, 6.98%,
08/15/37 ............... 3,683 3,789,903
Series 2026-P1, Class B, 6.86%,
08/15/37 ............... 924 940,222
Series 2026-P1, Class C, 2.40%,
08/15/37 ............... 847 801,906
Series 2026-P1, Class D, 1.15%,
08/15/37 ............... 471 437,305
Series 2026-P1, Class E, 1.00%,
08/15/37 ............... 257 230,421
Series 2026-P1, Class F, 0.90%,
08/15/37 ............... 280 240,137
Series 2026-P1, Class R, 0.00%,
03/15/41 ............... 55 18,532
Series 2026-P3, Class A, 7.55%,
12/15/37 ............... 10,723 11,116,139
Series 2026-P3, Class B, 6.25%,
12/15/37 ............... 1,979 1,992,318
Series 2026-P3, Class C, 2.95%,
12/15/37 ............... 2,151 2,049,462
Series 2026-P3, Class D, 1.45%,
12/15/37 ............... 1,495 1,386,823
Series 2026-P3, Class E, 1.01%,
12/15/37 ............... 1,053 937,250
Series 2026-P3, Class F, 0.86%,
12/15/37 ............... 797 672,079
Series 2026-P3, Class R, 0.00%,
06/17/41 ............... 112 5,388
LendingClub Structured Loan Certificate
Issuer Trust, Series 2025-P16, Class
A, 5.19%, 12/15/32
(c)
......... 16,383 16,332,376
Lendmark Funding Trust
(c)
Series 2021-2A, Class C, 3.09%,
04/20/32 ............... 5,450 5,148,016
Series 2021-2A, Class D, 4.46%,
04/20/32 ............... 1,420 1,329,174
Series 2024-1A, Class B, 5.88%,
06/21/32 ............... 3,993 4,012,926
Series 2024-1A, Class C, 6.40%,
06/21/32 ............... 2,283 2,297,939
Series 2024-1A, Class D, 7.21%,
06/21/32 ............... 1,790 1,805,118
Series 2024-2A, Class B, 4.86%,
02/21/34 ............... 2,556 2,546,798
Series 2024-2A, Class C, 5.25%,
02/21/34 ............... 788 787,439
Series 2024-2A, Class D, 5.69%,
02/21/34 ............... 2,776 2,773,165
Series 2025-1A, Class A, 4.94%,
09/20/34 ............... 15,342 15,361,618
Series 2025-1A, Class C, 5.68%,
09/20/34 ............... 996 999,200
Series 2025-3A, Class A, 4.51%,
05/21/35 ............... 20,496 20,160,179
Series 2025-3A, Class B, 4.83%,
05/21/35 ............... 3,385 3,315,229
Series 2025-3A, Class C, 5.04%,
05/21/35 ............... 985 960,210
Series 2026-1A, Class A, 4.80%,
11/20/35 ............... 10,259 10,188,379

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Series 2026-1A, Class C, 5.40%,
11/20/35 ............... USD 1,638 $ 1,624,009
Lmdv Issuer Co. LLC
(c)
Series 2026-1A, Class A2, 5.38%,
07/17/56 ............... 19,287 19,285,744
Series 2026-1A, Class B, 5.91%,
07/17/56 ............... 891 890,661
LMRE 2025 SFR1 Trust, Series 2025-
SFR1, Class A, 4.50%, 12/17/42
(c)
7,508 7,238,321
LoanCore Issuer LLC, Series 2025-
CRE9, Class A, (1-mo. CME Term
SOFR at 1.45% Floor + 1.45%),
5.09%, 08/18/42
(a) (c)
.......... 4,955 4,954,979
Loanpal Solar Loan Ltd., Series 2020-
3GS, Class A, 2.47%, 12/20/47
(c)
. 13,927 11,522,605
Long Beach Mortgage Loan Trust
(a)
Series 2006-2, Class 1A, (1-mo.
CME Term SOFR at 0.36% Floor
+ 0.47%), 4.12%, 03/25/46 ... —
(h)
2
Series 2006-5, Class 2A3, (1-mo.
CME Term SOFR at 0.30% Floor
+ 0.41%), 4.06%, 06/25/36 ... 7,606 3,530,387
Series 2006-7, Class 2A3, (1-mo.
CME Term SOFR at 0.32% Floor
+ 0.43%), 4.08%, 08/25/36 ... 16,818 6,649,891
Lyra Music Assets Delaware LP
(c)
Series 2024-2A, Class A2, 5.76%,
12/22/64 ............... 15,231 15,324,588
Series 2025-1A, Class A2, 5.60%,
09/20/65 ............... 5,336 5,358,880
M&T Bank RV Trust, Series 2026-1A,
Class A, 4.35%, 01/15/46
(c)
..... 8,259 8,137,945
Mariner Finance Issuance Trust
(c)
Series 2021-AA, Class C, 2.96%,
03/20/36 ............... 1,190 1,150,698
Series 2021-AA, Class D, 3.83%,
03/20/36 ............... 1,180 1,141,493
Series 2021-AA, Class E, 5.40%,
03/20/36 ............... 5,040 4,855,812
Series 2021-BA, Class D, 3.42%,
11/20/36 ............... 1,130 1,073,357
Series 2021-BA, Class E, 4.68%,
11/20/36 ............... 2,520 2,361,876
Series 2024-AA, Class A, 5.13%,
09/22/36 ............... 11,386 11,425,851
Series 2024-AA, Class D, 6.77%,
09/22/36 ............... 603 609,534
Series 2024-AA, Class E, 9.02%,
09/22/36 ............... 2,472 2,517,193
Series 2024-BA, Class A, 4.91%,
11/20/38 ............... 14,357 14,333,173
Series 2024-BA, Class D, 6.36%,
11/20/38 ............... 2,969 3,006,148
Series 2024-BA, Class E, 8.80%,
11/20/38 ............... 19,480 20,125,016
Series 2025-AA, Class A, 4.98%,
05/20/38 ............... 23,374 23,409,624
Series 2025-AA, Class B, 5.33%,
05/20/38 ............... 3,167 3,178,447
Series 2025-AA, Class C, 5.69%,
05/20/38 ............... 3,257 3,265,195
Series 2025-BA, Class A, 4.59%,
11/22/38 ............... 17,475 17,334,169
Series 2026-AA, Class A, 5.01%,
05/20/39 ............... 14,112 14,109,966
Security
Par (000)
Par (000) Value
United States (continued)
MASTR Asset-Backed Securities Trust
(a)
Series 2006-AM2, Class A4, (1-mo.
CME Term SOFR at 0.52% Floor
+ 0.63%), 4.28%, 06/25/36
(c)
.. USD 2,575 $ 2,430,691
Series 2007-HE1, Class A4, (1-mo.
CME Term SOFR at 0.56% Floor
+ 0.67%), 4.32%, 05/25/37 ... 5,000 4,330,446
MASTR Specialized Loan Trust, Series
2006-3, Class A, (1-mo. CME Term
SOFR at 0.52% Floor + 0.63%),
4.28%, 06/25/46
(a) (c)
.......... 505 488,910
Mercury Financial Credit Card Master
Trust, Series 2026-2A, Class A,
5.07%, 06/21/32
(c)
........... 17,330 17,283,465
Merrill Lynch First Franklin Mortgage
Loan Trust
(a)
Series 2007-2, Class A2C, (1-mo.
CME Term SOFR at 0.48% Floor
+ 0.59%), 4.24%, 05/25/37 ... 1,901 1,436,547
Series 2007-H1, Class 1A2, (1-mo.
CME Term SOFR at 3.50% Floor
+ 3.61%), 7.26%, 10/25/37 ... 3,012 2,970,562
Merrill Lynch Mortgage Investors Trust
(a)
Series 2006-OPT1, Class M1, (1-
mo. CME Term SOFR at 0.39%
Floor + 0.50%), 4.15%, 08/25/37 1,150 1,215,042
Series 2006-RM3, Class A2B, (1-mo.
CME Term SOFR at 0.18% Floor
+ 0.29%), 3.94%, 06/25/37 ... 2,637 540,978
MF1 LLC, Series 2026-FL21, Class A,
(1-mo. CME Term SOFR at 1.35%
Floor + 1.35%), 4.99%, 02/18/41
(a) (c)
10,887 10,891,239
MF1 Multifamily Housing Mortgage
Loan Trust
(a)(c)
Series 2025-FL19, Class A, (1-mo.
CME Term SOFR at 1.49% Floor
+ 1.49%), 5.13%, 05/18/42 ... 3,975 3,979,862
Series 2025-FL20, Class A, (1-mo.
CME Term SOFR at 1.45% Floor
+ 1.45%), 5.09%, 02/18/43 ... 13,754 13,774,175
Mill City Solar Loan Ltd.
(c)
Series 2019-1A, Class A, 4.34%,
03/20/43 ............... 6,895 6,428,828
Series 2019-2GS, Class A, 3.69%,
07/20/43 ............... 12,022 10,829,875
Morgan Stanley ABS Capital I, Inc.
Trust
(a)
Series 2005-HE5, Class M4, (1-mo.
CME Term SOFR at 0.87% Floor
+ 0.98%), 4.63%, 09/25/35 ... 7,887 6,661,824
Series 2006-HE8, Class A2FP, (1-
mo. CME Term SOFR at 0.07%
Floor + 0.18%), 3.83%, 10/25/36 3,612 1,551,662
Series 2007-SEA1, Class 2A1,
(1-mo. CME Term SOFR at
3.80% Floor + 3.91%), 7.56%,
02/25/47
(c)
.............. 49 48,463
Morgan Stanley Home Equity Loan
Trust, Series 2006-3, Class A3,
(1-mo. CME Term SOFR at 0.32%
Floor + 0.43%), 4.08%, 04/25/36
(a)
1,997 1,356,545
Morgan Stanley Mortgage Loan Trust
Series 2006-12XS, Class A4, 6.51%,
10/25/36
(g)
.............. 3,446 719,562
Series 2006-12XS, Class A6A,
6.23%, 10/25/36
(g)
......... 1,317 341,861

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Series 2006-16AX, Class 2A3,
(1-mo. CME Term SOFR at
0.50% Floor + 0.61%), 4.26%,
11/25/36
(a)
.............. USD 1,847 $ 496,282
Mosaic Solar Loan Trust
(c)
Series 2018-2GS, Class A, 4.20%,
02/22/44 ............... 5,162 4,805,525
Series 2018-2GS, Class C, 5.97%,
02/22/44 ............... 1,358 1,184,556
Series 2019-1A, Class A, 4.37%,
12/21/43 ............... 8,466 7,952,071
MTP ABS Funding LLC
(c)
Series 2026-1A, Class A2, 5.20%,
04/25/56 ............... 18,315 18,273,854
Series 2026-1A, Class B, 5.88%,
04/25/56 ............... 3,941 3,947,532
Nationstar Home Equity Loan Trust,
Series 2007-B, Class M1, (1-mo.
CME Term SOFR at 0.62% Floor +
0.73%), 4.38%, 04/25/37
(a)
..... 5,455 5,219,553
Navient Education Loan Trust
(c)
Series 2025-A, Class D, 6.03%,
07/15/55 ............... 911 912,242
Series 2026-A, Class A, 4.86%,
09/15/56 ............... 5,527 5,496,607
Series 2026-A, Class B, 5.06%,
09/15/56 ............... 1,635 1,617,092
Navient Private Education Loan Trust
(c)
Series 2014-AA, Class B, 3.50%,
08/15/44 ............... 9,244 9,161,282
Series 2015-AA, Class B, 3.50%,
12/15/44 ............... 9,119 8,983,443
Navient Private Education Refi Loan
Trust
(c)
Series 2019-CA, Class A2, 3.13%,
02/15/68 ............... 36 35,639
Series 2020-FA, Class B, 2.69%,
07/15/69 ............... 4,310 3,712,042
Series 2021-DA, Class A, (US Prime
Rate at 0.00% Floor - 1.99%),
4.76%, 04/15/60
(a)
......... 4,067 3,952,949
Series 2021-DA, Class B, 2.61%,
04/15/60 ............... 1,349 1,193,790
Series 2021-DA, Class C, 3.48%,
04/15/60 ............... 3,630 3,353,688
Series 2023-A, Class A, 5.51%,
10/15/71 ............... 11,407 11,561,484
Series 2024-A, Class A, 5.66%,
10/15/72 ............... 8,296 8,419,786
Navient Refinance Loan Trust
(c)
Series 2025-B, Class A, 4.72%,
09/15/55 ............... 14,124 14,018,768
Series 2025-C, Class A, 4.80%,
10/15/55 ............... 9,867 9,816,645
Nelnet Student Loan Trust
(c)
Series 2021-A, Class B1, 2.85%,
04/20/62 ............... 4,023 3,620,321
Series 2021-A, Class B2, 2.85%,
04/20/62 ............... 38,500 34,646,377
Series 2021-A, Class C, 3.75%,
04/20/62 ............... 3,133 2,786,330
Series 2021-A, Class D, 4.93%,
04/20/62 ............... 4,268 3,863,350
Series 2021-BA, Class B, 2.68%,
04/20/62 ............... 24,341 21,798,955
Security
Par (000)
Par (000) Value
United States (continued)
Series 2021-BA, Class C, 3.57%,
04/20/62 ............... USD 1,556 $ 1,365,830
Series 2021-BA, Class D, 4.75%,
04/20/62 ............... 2,780 2,488,021
Series 2021-CA, Class B, 2.53%,
04/20/62 ............... 23,450 20,660,869
Series 2021-CA, Class C, 3.36%,
04/20/62 ............... 1,230 1,077,523
Series 2021-CA, Class D, 4.44%,
04/20/62 ............... 1,880 1,663,495
Series 2021-DA, Class B, 2.90%,
04/20/62 ............... 16,396 14,657,489
Series 2021-DA, Class C, 3.50%,
04/20/62 ............... 2,110 1,837,281
Series 2021-DA, Class D, 4.38%,
04/20/62 ............... 651 566,610
Series 2023-PL1A, Class A1A,
(30-day Average SOFR at
0.00% Floor + 2.25%), 5.88%,
11/25/53
(a)
.............. 3,256 3,294,376
Series 2025-AA, Class A1B, (30-day
Average SOFR at 0.00% Floor +
1.10%), 4.69%, 03/15/57
(a)
... 24,188 24,074,588
Series 2025-BA, Class A1B, (30-day
Average SOFR at 0.00% Floor +
1.35%), 4.94%, 05/17/55
(a)
... 32,108 32,188,374
Series 2025-BA, Class B, 4.98%,
05/17/55 ............... 18,084 17,843,660
Series 2025-BA, Class C, 5.38%,
05/17/55 ............... 10,116 9,871,142
Series 2025-BA, Class D, 6.04%,
05/17/55 ............... 2,922 2,853,849
Series 2025-CA, Class A1B, (30-day
Average SOFR at 1.35% Floor +
1.35%), 4.96%, 06/22/65
(a)
... 15,972 15,992,396
Series 2025-CA, Class B, 4.91%,
06/22/65 ............... 20,026 19,741,567
Series 2025-CA, Class D, 5.82%,
06/22/65 ............... 9,174 8,883,613
New Century Home Equity Loan Trust,
Series 2005-C, Class M2, (1-mo.
CME Term SOFR at 0.68% Floor +
0.79%), 4.44%, 12/25/35
(a)
..... 3,949 3,573,663
New Residential Mortgage Loan Trust,
Series 2022-SFR1, Class F, 4.44%,
02/17/39
(c)
................ 1,341 1,321,664
Nomura Asset Acceptance Corp.
Alternative Loan Trust, Series 2006-
S5, Class A1, (1-mo. CME Term
SOFR at 0.40% Floor + 0.51%),
4.16%, 10/25/36
(a) (c)
.......... 54 116,522
NYMT Trust, Series 2024-RR1, Class A,
7.37%, 05/25/64
(c) (g)
.......... 13,275 13,190,861
Oakwood Mortgage Investors, Inc.
(a)
Series 2001-D, Class A2, 5.26%,
09/15/31 ............... 1,301 363,428
Series 2001-D, Class A4, 6.93%,
09/15/31 ............... 1,064 368,498
OHS Issuer LLC, Series 2026-1A, Class
A2, 5.98%, 02/25/61
(c)
........ 21,369 20,813,843
OneMain Financial Issuance Trust
(c)
Series 2019-2A, Class D, 4.05%,
10/14/36 ............... 10,070 9,656,891
Series 2020-2A, Class D, 3.45%,
09/14/35 ............... 10,930 10,561,874

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Series 2021-1A, Class C, 2.22%,
06/16/36 ............... USD 800 $ 755,978
Series 2022-2A, Class B, 5.24%,
10/14/34 ............... 2,694 2,695,212
Series 2023-1A, Class D, 7.49%,
06/14/38 ............... 12,005 12,397,326
Series 2023-2A, Class D, 7.52%,
09/15/36 ............... 25,921 26,439,651
Series 2024-1A, Class A, 5.79%,
05/14/41 ............... 33,293 34,466,565
Series 2025-1A, Class D, 5.79%,
07/14/38 ............... 4,806 4,833,200
Option One Mortgage Loan Trust
Series 2005-4, Class M3, (1-mo.
CME Term SOFR at 0.74% Floor
+ 0.85%), 4.50%, 11/25/35
(a)
.. 6,618 5,863,281
Series 2007-CP1, Class 2A3, (1-mo.
CME Term SOFR at 0.21% Floor
+ 0.32%), 3.97%, 03/25/37
(a)
.. 6,755 5,646,957
Series 2007-FXD1, Class 1A1,
5.87%, 01/25/37
(g)
......... 12,416 11,047,164
Series 2007-FXD1, Class 2A1,
5.87%, 01/25/37
(g)
......... 10,146 8,935,392
Series 2007-FXD1, Class 3A4,
5.86%, 01/25/37
(g)
......... 400 392,228
Origen Manufactured Housing Contract
Trust, Series 2001-A, Class M1,
7.82%, 03/15/32
(a)
........... 1,676 1,686,937
Owl Rock CLO IX LLC, Series 2022-9A,
Class AR, (3-mo. CME Term SOFR
at 1.57% Floor + 1.57%), 5.21%,
11/22/37
(a) (c)
............... 20,000 19,995,612
Owl Rock CLO VII LLC, Series 2022-
7A, Class AR, (3-mo. CME Term
SOFR at 1.40% Floor + 1.40%),
5.08%, 04/20/38
(a) (c)
.......... 12,850 12,841,646
Owl Rock CLO XV LLC, Series 2024-
15A, Class B, (3-mo. CME Term
SOFR at 3.20% Floor + 3.20%),
6.88%, 01/20/36
(a) (c)
.......... 4,000 4,010,202
Owl Rock CLO XVIII LLC, Series 2024-
18A, Class A, (3-mo. CME Term
SOFR at 1.70% Floor + 1.70%),
5.37%, 07/24/36
(a) (c)
.......... 3,975 3,975,458
Ownit Mortgage Loan Trust, Series
2006-2, Class A2C, 6.50%,
01/25/37
(g)
................ 3,701 3,301,660
Pagaya AI Technology in Housing Trust,
Series 2023-1, Class F, 3.60%,
10/25/40
(c)
................ 6,577 5,895,404
PennantPark CLO VII LLC, Series
2023-7A, Class A1B, 6.55%,
07/20/35
(c)
................ 7,000 7,039,080
Perimeter Master Note Business Trust
(c)
Series 2026-1A, Class A, 6.01%,
01/15/32 ............... 37,729 37,724,371
Series 2026-1A, Class B, 6.50%,
01/15/32 ............... 6,100 6,099,678
Series 2026-1A, Class C, 8.73%,
01/15/32 ............... 5,093 5,092,946
Series 2026-1A, Class D, 11.51%,
01/15/32 ............... 4,095 4,094,905
PFS Financing Corp., 5.54%,
10/16/28
(c) (f)
................ 25,000 25,042,500
Security
Par (000)
Par (000) Value
United States (continued)
Planet Fitness Master Issuer LLC,
Series 2025-1A, Class A2II, 5.65%,
12/06/55
(c)
................ USD 15,271 $ 15,162,515
Point Broadband Funding LLC, Series
2025-1A, Class C, 8.16%, 07/20/55
(c)
5,326 5,444,416
PPM CLO 6-R Ltd., Series 2022-6RA,
Class DR, (3-mo. CME Term SOFR
at 5.65% Floor + 5.65%), 9.33%,
01/20/37
(a) (c)
............... 1,690 1,632,146
Progress Residential Trust
(c)
Series 2021-SFR10, Class E2,
3.67%, 12/17/40 .......... 1,432 1,364,604
Series 2021-SFR10, Class F, 4.61%,
12/17/40 ............... 5,780 5,627,141
Series 2021-SFR5, Class F, 3.16%,
07/17/38 ............... 3,192 3,183,909
Series 2021-SFR6, Class F, 3.42%,
07/17/38 ............... 6,423 6,408,539
Series 2021-SFR9, Class F, 4.05%,
11/17/40 ............... 2,637 2,538,255
Series 2022-SFR1, Class F, 4.88%,
02/17/41 ............... 5,383 5,183,639
Series 2022-SFR1, Class G, 5.52%,
02/17/41 ............... 5,383 5,221,721
Series 2022-SFR3, Class E1,
5.20%, 04/17/39 .......... 4,500 4,469,935
Series 2024-SFR2, Class E1,
3.40%, 04/17/41
(a)
......... 3,875 3,630,805
Series 2024-SFR2, Class E2,
3.65%, 04/17/41
(a)
......... 1,988 1,864,910
Series 2026-SFR1, Class E, 4.10%,
02/17/43 ............... 2,245 2,058,719
QTS Issuer ABS II LLC
(c)
Series 2025-1A, Class A2, 5.04%,
10/05/55 ............... 19,332 18,922,096
Series 2026-1A, Class B, 6.73%,
01/05/56 ............... 3,235 3,238,197
Series 2026-2A, Class A2, 5.85%,
01/05/56 ............... 7,076 6,958,310
Series 2026-5A, Class A2, 6.18%,
03/06/56 ............... 9,547 9,649,902
Series 2026-6A, Class A21, 5.34%,
07/05/56 ............... 10,876 10,875,873
Series 2026-7A, Class A21, 5.59%,
07/05/56 ............... 32,426 32,424,998
RAMP Series Trust, Series 2004-RS7,
Class A2A, (1-mo. SOFR FWD at
0.62% Floor/14.00% Cap + 0.62%),
4.32%, 07/25/34
(a)
........... 1,783 1,416,971
RASC Trust, Series 2006-EMX9, Class
1A4, (1-mo. CME Term SOFR at
0.24% Floor/14.00% Cap + 0.35%),
4.24%, 11/25/36
(a)
........... 2,388 1,969,467
RCKT Mortgage Trust, Series
2024-CES2, Class B2, 9.58%,
04/25/44
(a) (c)
............... 1,949 1,992,899
Regional Management Issuance Trust
(c)
Series 2021-2, Class A, 1.90%,
08/15/33 ............... 2,361 2,306,160
Series 2021-2, Class B, 2.35%,
08/15/33 ............... 560 526,828
Series 2021-2, Class C, 3.23%,
08/15/33 ............... 1,339 1,257,451
Series 2022-1, Class B, 3.71%,
03/15/32 ............... 486 485,105

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Series 2022-1, Class C, 4.46%,
03/15/32 ............... USD 1,117 $ 1,112,334
Series 2022-1, Class D, 6.72%,
03/15/32 ............... 3,555 3,550,558
Series 2024-1, Class D, 7.46%,
07/15/36 ............... 2,239 2,270,377
Series 2024-2, Class A, 5.11%,
12/15/33 ............... 3,687 3,692,130
Series 2024-2, Class D, 6.33%,
12/15/33 ............... 538 539,691
Series 2025-2, Class A, 4.59%,
11/16/37 ............... 24,715 24,522,310
Republic Finance Issuance Trust
(c)
Series 2024-A, Class B, 6.47%,
08/20/32 ............... 1,393 1,396,442
Series 2024-A, Class C, 7.28%,
08/20/32 ............... 685 687,226
Series 2024-A, Class D, 9.49%,
08/20/32 ............... 2,799 2,814,706
Series 2024-B, Class A, 5.42%,
11/20/37 ............... 20,532 20,624,527
Series 2024-B, Class B, 5.86%,
11/20/37 ............... 7,249 7,289,407
Series 2025-A, Class A, 4.59%,
11/20/34 ............... 21,972 21,768,526
Retained Vantage Data Centers Issuer
LLC, Series 2025-1A, Class A2A,
5.09%, 08/15/50
(c)
........... 15,985 15,478,403
RIN V LLC, Series 2023-2A, Class A1R,
(3-mo. CME Term SOFR at 1.34%
Floor + 1.34%), 5.01%, 10/14/36
(a) (c)
4,750 4,752,391
RIN VI LLC, Series 2023-1A, Class
ARL1, (3-mo. CME Term SOFR
at 1.45% Floor + 1.45%), 5.12%,
10/14/38
(a) (c)
............... 10,000 10,004,000
RIN VIII LLC, Series 2024-1AR, Class
A1R, (3-mo. CME Term SOFR
at 1.30% Floor + 1.30%), 0.00%,
07/20/37
(a) (c)
............... 12,750 12,750,000
RIN XII LLC, Series 2025-1A, Class A1,
(3-mo. CME Term SOFR at 1.30%
Floor + 1.30%), 4.97%, 04/15/38
(a) (c)
20,909 20,914,453
RMIT Cash Management LLC, Series
2021-3, Class A, 3.88%, 10/17/33
(c) (f)
43,330 42,896,700
SAIF Securitization Trust, Series
2026-CES1, Class A1A, 5.40%,
02/25/56
(c) (g)
............... 9,387 9,339,781
Saxon Asset Securities Trust
Series 2004-2, Class MF5, 2.73%,
08/25/35
(g)
.............. 829 644,987
Series 2007-1, Class M1, (1-mo.
CME Term SOFR at 0.29% Floor
+ 0.40%), 4.05%, 01/25/47
(a)
.. 6,018 5,968,410
Securitized Asset-Backed Receivables
LLC Trust
(a)
Series 2006-OP1, Class M6, (1-mo.
CME Term SOFR at 1.01% Floor
+ 1.12%), 4.77%, 10/25/35 ... 570 452,647
Series 2007-BR1, Class A2A, (1-mo.
CME Term SOFR at 0.22% Floor
+ 0.33%), 3.98%, 02/25/37 ... 613 242,750
Series 2007-BR1, Class A2B, (1-mo.
CME Term SOFR at 0.54% Floor
+ 0.65%), 4.30%, 02/25/37 ... 6,531 2,587,308
Security
Par (000)
Par (000) Value
United States (continued)
Series 2007-NC2, Class A2C, (1-mo.
CME Term SOFR at 0.44% Floor
+ 0.55%), 4.20%, 01/25/37 ... USD 1,092 $ 835,279
Service Experts Issuer LLC
(c)
Series 2021-1A, Class A, 2.67%,
02/02/32 ............... 2,044 2,022,251
Series 2024-1A, Class A, 6.39%,
11/20/35 ............... 5,179 5,262,213
Sesac Finance LLC
(c)
Series 2024-1, Class A2, 6.42%,
01/25/54 ............... 2,379 2,381,971
Series 2025-1, Class A2, 5.50%,
07/25/55 ............... 16,211 15,752,579
SG Mortgage Securities Trust
(a)
Series 2006-FRE2, Class A2C, (1-
mo. CME Term SOFR at 0.32%
Floor + 0.43%), 4.08%, 07/25/36 2,276 458,335
Series 2006-OPT2, Class A3D, (1-
mo. CME Term SOFR at 0.42%
Floor + 0.53%), 4.18%, 10/25/36 4,623 3,803,452
Silver Point CLO 6 Ltd.
(a)(c)
Series 2024-6A, Class A1, (3-mo.
CME Term SOFR at 1.40% Floor
+ 1.40%), 5.07%, 10/15/37 ... 8,750 8,765,298
Series 2024-6A, Class D1, (3-mo.
CME Term SOFR at 3.30% Floor
+ 3.30%), 6.97%, 10/15/37 ... 1,625 1,608,293
Silver Point Euro CLO DAC
(a)
Series 1A, Class C, (3-mo.
EURIBOR at 2.40% Floor +
2.40%), 4.50%, 01/15/39
(c)
... EUR 2,500 2,893,439
Series 1A, Class D, (3-mo.
EURIBOR at 3.00% Floor +
3.00%), 5.10%, 01/15/39
(c)
... 2,187 2,518,845
Series 1X, Class A, (3-mo.
EURIBOR at 1.35% Floor +
1.35%), 3.45%, 01/15/39
(b)
... 10,800 12,398,133
Series 1X, Class D, (3-mo.
EURIBOR at 3.00% Floor +
3.00%), 5.10%, 01/15/39
(b)
... 1,187 1,367,109
Silver Point SCF CLO VII Ltd., Series
2025-2A, Class A1, (3-mo. CME
Term SOFR at 1.70% Floor +
1.70%), 5.37%, 07/15/37
(a) (c)
.... USD 9,750 9,751,009
Sixth Street CLO 32 Ltd., Series 2026-
32A, Class D1, (3-mo. CME Term
SOFR at 3.10% Floor + 3.10%),
6.76%, 04/21/39
(a) (c)
.......... 2,000 2,017,257
SLM Private Education Loan Trust,
Series 2010-C, Class A5, (1-mo.
CME Term SOFR at 0.00% Floor +
4.86%), 8.49%, 10/15/41
(a) (c)
.... 13,660 14,168,567
SMB Private Education Loan Trust
(c)
Series 2020-A, Class B, 3.00%,
08/15/45 ............... 5,930 5,528,359
Series 2020-PTA, Class C, 3.20%,
09/15/54 ............... 4,455 3,901,525
Series 2021-A, Class C, 2.99%,
01/15/53 ............... 13,431 11,632,477
Series 2021-C, Class C, 3.00%,
01/15/53 ............... 757 678,778
Series 2024-A, Class A1B, (30-day
Average SOFR at 1.45% Floor +
1.45%), 5.04%, 03/15/56
(a)
... 17,727 17,837,282
Series 2024-A, Class B, 5.88%,
03/15/56 ............... 7,329 7,395,037

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Series 2024-C, Class A1B, (30-day
Average SOFR at 1.10% Floor +
1.10%), 4.69%, 06/17/52
(a)
... USD 5,859 $ 5,849,750
SoFi Consumer Loan Program Trust
(c)
Series 2025-1, Class B, 5.12%,
02/27/34 ............... 3,660 3,677,816
Series 2026-B, Class A, 4.40%,
02/25/36 ............... 37,643 37,563,563
Series 2026-B, Class B, 4.90%,
02/25/36 ............... 4,463 4,442,817
Series 2026-B, Class C, 5.20%,
02/25/36 ............... 4,259 4,252,325
Series 2026-B, Class D, 5.56%,
02/25/36 ............... 4,181 4,150,359
SoFi Personal Loan Trust
(c)
Series 2023-1,  0.00%, 10/15/30
(i)
. 351 3,988,918
Series 2023-1A, Class A, 6.00%,
11/12/30 ............... 4,313 4,323,163
Series 2024-1A, Class A, 6.06%,
02/12/31 ............... 2,310 2,310,217
SoFi Professional Loan Program Trust
(c)
Series 2018-D, Class BFX, 4.14%,
02/25/48 ............... 273 264,464
Series 2020-A, Class BFX, 3.12%,
05/15/46 ............... 789 709,572
Soundview Home Loan Trust
(a)
Series 2004-WMC1, Class M2, (1-
mo. CME Term SOFR at 0.80%
Floor + 0.91%), 4.56%, 01/25/35 87 77,297
Series 2005-OPT3, Class M4, (1-
mo. CME Term SOFR at 1.02%
Floor + 1.13%), 4.78%, 11/25/35 69 58,001
Series 2007-NS1, Class M1, (1-mo.
CME Term SOFR at 0.53% Floor
+ 0.64%), 4.29%, 01/25/37 ... 1,082 1,125,851
Splitrock Services, Inc., Series 2024-1-
A, 0.00%, 02/12/31
(c)
......... 304 6,662,877
SpringCastle America Funding LLC
(c)
Series 2020-AA, Class A, 1.97%,
09/25/37 ............... 3,348 3,148,383
Series 2020-AA, Class B, 2.66%,
09/25/37 ............... 19,740 16,060,160
Starwood LLC, Series 2025-SIF6A,
Class A1, (3-mo. CME Term SOFR
at 1.55% Floor + 1.55%), 5.23%,
10/17/37
(a) (c)
............... 6,900 6,906,331
Stream Innovations Issuer Trust, Series
2025-1A, Class A, 5.05%, 09/15/45
(c)
6,934 6,903,994
Structured Asset Securities Corp.
Mortgage Loan Trust, Series 2007-
GEL2, Class M1, (1-mo. CME Term
SOFR at 1.05% Floor + 1.16%),
4.81%, 05/25/37
(a) (c)
.......... 4,018 3,365,647
Subway Funding LLC, Series 2024-1A,
Class A2II, 6.27%, 07/30/54
(c)
... 11,006 11,068,167
Summit Issuer LLC, Series 2025-1A,
Class A2, 5.21%, 11/20/55
(c)
.... 14,366 14,269,390
Taco Bell Funding LLC, Series 2025-1A,
Class A2I, 4.82%, 08/25/55
(c)
.... 20,173 19,928,293
Terwin Mortgage Trust TMTS, Series
2005-10HE, Class M5, (1-mo.
CME Term SOFR at 1.02% Floor +
1.13%), 4.78%, 06/25/36
(a)
..... 714 676,022
Truist Bank Auto Credit-Linked Notes,
Series 2025-1, Class B, 4.73%,
09/26/33
(c)
................ 9,066 9,033,396
Security
Par (000)
Par (000) Value
United States (continued)
UPG HI Issuer Trust, Series 2025-2,
Class A, 5.00%, 09/25/47
(c)
..... USD 5,494 $ 5,465,104
Upgrade Master Pass-Thru Trust
(c)
Series 2025-ST4, Class A, 5.50%,
08/16/32 ............... 5,038 5,031,304
Series 2025-ST5, Class B, 5.25%,
09/15/32 ............... 2,107 2,098,147
Series 2025-ST6, Class A, 4.61%,
10/15/32 ............... 3,288 3,282,971
Series 2025-ST7, Class A, 4.55%,
11/15/32 ............... 7,528 7,524,201
Series 2025-ST7, Class B, 4.98%,
11/15/32 ............... 5,725 5,711,279
Series 2025-ST8, Class D, 5.91%,
12/15/33 ............... 7,754 7,702,676
Series 2026-ST2, Class A, 4.41%,
06/15/34 ............... 12,087 12,075,431
UPX HIL Issuer Trust, Series 2025-1,
Class A, 5.16%, 01/25/47
(c)
..... 16,221 16,088,384
US Bank NA, Series 2026-RVM1, Class
B1, 4.96%, 12/25/46
(c)
........ 16,817 16,610,187
VB-S1 Issuer LLC
(c)
Series 2026-1A, Class C2, 4.69%,
03/15/56 ............... 37,240 36,392,257
Series 2026-1A, Class D, 5.19%,
03/15/56 ............... 6,825 6,701,513
Vista Point Securitization Trust, Series
2025-CES3, Class A1, 5.30%,
11/25/55
(c) (g)
............... 5,015 4,985,030
VMC Finance LLC, Series 2026-FL6,
Class A, (1-mo. CME Term SOFR
at 1.60% Floor + 1.60%), 5.25%,
11/19/43
(a) (c)
............... 13,821 13,825,984
VOLT CVI LLC, Series 2021-NP12,
Class A1, 6.73%, 12/26/51
(c) (g)
... 9,285 9,291,900
Voya CLO Ltd., Series 2022-4A, Class
A1R, (3-mo. CME Term SOFR
at 1.51% Floor + 1.51%), 5.19%,
04/20/37
(a) (c)
............... 3,000 3,004,345
Washington Mutual Asset-Backed
Certificates Trust
(a)
Series 2006-HE4, Class 2A2, (1-mo.
CME Term SOFR at 0.36% Floor
+ 0.47%), 4.12%, 09/25/36 ... 11,795 2,898,652
Series 2006-HE5, Class 1A, (1-mo.
CME Term SOFR at 0.31% Floor
+ 0.42%), 4.07%, 10/25/36 ... 3,262 2,492,482
Series 2007-HE1, Class 2A1, (1-mo.
CME Term SOFR at 0.12% Floor
+ 0.23%), 3.88%, 11/25/36 ... 503 155,754
Series 2007-HE1, Class 2A2, (1-mo.
CME Term SOFR at 0.34% Floor
+ 0.45%), 4.10%, 11/25/36 ... 4,467 1,387,705
Wellfleet CLO Ltd., Series 2021-4A,
Class A1R, (3-mo. CME Term SOFR
at 1.30% Floor + 1.30%), 4.97%,
10/25/38
(a) (c)
............... 5,000 5,006,500

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Wireless PropCo Funding LLC, Series
2025-1A, Class C, 8.51%, 06/25/55
(c)
USD 13,145 $ 13,122,401
Yale Mortgage Loan Trust, Series 2007-
1, Class A, (1-mo. CME Term SOFR
at 0.40% Floor + 0.51%), 4.16%,
06/25/37
(a) (c)
............... 5,036 1,478,794
3,611,251,031
Total Asset-Backed Securities — 16.7%
(Cost: $ 8,325,255,608 ) ........................... 8,136,025,389
Shares
Shares
Common Stocks
Argentina — 0.0%
YPF SA , ADR
(e)
............... 79,546 3,616,957
Austria — 0.0%
Raiffeisen Bank International AG ... 10,392 664,329
Belgium — 0.0%
Azelis Group NV .............. 142,263 1,514,916
Brazil — 0.0%
Azul SA , ADR
(c) (e)
.............. 540,359 4,857,827
Banco do Brasil SA ............ 184,313 712,288
ERO Copper Corp.
(e)
........... 22,361 598,157
Klabin SA ................... 268,741 872,499
Localiza Rent a Car SA .......... 95,679 771,763
Lojas Renner SA .............. 412,464 1,180,911
Rede D'Or Sao Luiz SA
(b) (c)
....... 58,655 394,154
Rumo SA ................... 548,761 1,424,442
StoneCo Ltd. , Class A ........... 88,636 960,814
Vale SA .................... 122,463 1,848,700
XP, Inc. , Class A .............. 32,829 533,800
14,155,355
Canada — 0.1%
Algoma Steel Group, Inc.
(e)
....... 1,251,408 5,068,202
Cameco Corp. ................ 86,753 8,836,661
Methanex Corp. ............... 159,981 7,383,123
21,287,986
Chile — 0.0%
WOM New Holdco
(e) (f)
........... 82,839 1,242,585
China — 0.1%
Alibaba Group Holding Ltd. , ADR ... 40,545 3,891,509
Baidu, Inc. , ADR, Class A
(e)
....... 4,566 521,848
Contemporary Amperex Technology Co.
Ltd. , Class H ............... 83,353 7,508,370
Fosun International Ltd.
(e)
........ 2,800,000 1,423,875
Kuaishou Technology
(b) (c)
......... 104,200 558,500
Meituan , Class B
(b) (c) (e)
........... 187,200 1,652,477
New Oriental Education & Technology
Group, Inc. , ADR ............ 28,313 1,299,850
Sunac China Holdings Ltd.
(e)
...... 14,853,178 1,179,881
Tencent Holdings Ltd. ........... 79,162 4,368,362
Tencent Holdings Ltd. , ADR ....... 3,702 204,424
Victory Giant Technology Huizhou Co.
Ltd. , Class H
(e)
.............. 12,400 552,422
23,161,518
Security
Shares
Shares Value
Czech Republic — 0.0%
Komercni Banka A/S ........... 19,546 $ 896,316
Moneta Money Bank A/S
(b) (c)
...... 63,929 560,370
1,456,686
Egypt — 0.0%
Commercial International Bank Egypt
SAE .................... 1,552,076 4,033,294
EFG Holding SAE ............. 3,254,495 1,772,111
Fawry for Banking & Payment
Technology Services SAE
(e)
..... 4,838,736 1,818,030
7,623,435
France — 0.0%
EssilorLuxottica SA ............ 28,040 5,265,118
Schneider Electric SE ........... 29,800 9,751,329
15,016,447
Georgia — 0.0%
TBC Bank Group plc ........... 59,417 3,490,904
Germany — 0.1%
ADLER Group SA
(e) (f)
........... 11,192,332 128
Bayer AG (Registered) .......... 33,568 1,856,586
Caresyntax, Inc.
(e) (f)
............ 59,130 1
Daimler Truck Holding AG ........ 12,512 603,442
Evonik Industries AG ........... 106,325 1,929,320
Gerresheimer AG
(e)
............ 40,769 1,296,654
Heidelberg Materials AG ......... 4,179 797,228
Hensoldt AG ................. 25,300 1,965,169
Innio NV
(e) (j)
.................. 6,119 242,006
K+S AG (Registered) ........... 117,331 1,769,953
MTU Aero Engines AG .......... 2,090 870,910
Rheinmetall AG ............... 7,478 8,508,335
Salzgitter AG ................. 16,683 863,948
thyssenkrupp AG .............. 83,393 993,150
Tkms AG& Co. KGaA
(e)
.......... 4,169 355,817
22,052,647
Greece — 0.0%
Athens International Airport SA ..... 103,284 1,276,129
National Bank of Greece SA ...... 55,629 961,077
2,237,206
Hungary — 0.0%
OTP Bank Nyrt. ............... 28,298 4,179,785
India — 0.1%
Axis Bank Ltd. ................ 88,434 1,258,607
Bandhan Bank Ltd.
(b) (c)
.......... 372,613 804,575
GAIL India Ltd. ............... 164,762 302,465
IndusInd Bank Ltd. ............. 76,773 750,805
Malpani Pipes And Fittings Ltd.
(e)
... 3,200 2,372
Manappuram Finance Ltd. ........ 237,674 815,615
ReNew Energy Global plc , Class A
(e)
. 749,000 4,681,250
SAI Life Sciences Ltd.
(b) (c) (e)
....... 59,651 777,537
Sammaan Capital Ltd.
(e)
......... 3,144,992 5,778,148
15,171,374
Indonesia — 0.0%
Bank Mandiri Persero Tbk. PT ..... 12,656,000 2,729,735
Bank Syariah Indonesia Tbk. PT .... 1,534,200 146,657
2,876,392
Israel — 0.0%
(e)
Deep Instinct Ltd.
(f)
............. 292,569 17,554
Teva Pharmaceutical Industries Ltd. ,
ADR .................... 74,376 2,519,859
2,537,413

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Italy — 0.1%
Intesa Sanpaolo SpA ........... 1,703,425 $ 11,708,132
UniCredit SpA ................ 48,976 4,389,169
16,097,301
Japan — 0.0%
Doutor Nichires Holdings Co. Ltd. ... 42,100 703,676
Fast Retailing Co. Ltd. .......... 2,200 1,127,158
GO, Inc.
(e)
................... 39,100 530,006
IDOM, Inc. .................. 93,100 782,294
Keihan Holdings Co. Ltd. ......... 36,900 722,972
Keisei Electric Railway Co. Ltd. .... 135,800 971,857
Nagoya Railroad Co. Ltd. ........ 55,700 633,203
Nishimatsuya Chain Co. Ltd. ...... 83,900 1,007,164
Ohsho Food Service Corp. ....... 39,000 683,600
Ryohin Keikaku Co. Ltd. ......... 62,300 1,361,756
Saizeriya Co. Ltd. ............. 28,500 951,790
Sanrio Co. Ltd. ............... 133,400 902,488
10,377,964
Kazakhstan — 0.0%
(b)
Halyk Savings Bank of Kazakhstan
JSC , GDR ................ 133,521 4,078,020
Kaspi.KZ JSC , ADR ............ 52,612 4,558,304
NAC Kazatomprom JSC , GDR ..... 24,928 1,714,666
10,350,990
Luxembourg — 0.0%
Altice France Lux 3
(e)
........... 137,453 2,707,922
Mexico — 0.0%
Fomento Economico Mexicano SAB de
CV ..................... 34,932 445,352
Grupo Aeromexico SAB de CV , ADR
(e)
24,266 436,788
Grupo Aeroportuario del Sureste SAB
de CV , Class B ............. 40,137 1,226,339
Grupo Financiero Banorte SAB de CV ,
Class O .................. 137,922 1,455,683
Promotora y Operadora de
Infraestructura SAB de CV ..... 28,227 448,355
Southern Copper Corp. .......... 8,342 1,453,677
Wal-Mart de Mexico SAB de CV .... 568,775 1,670,792
7,136,986
Philippines — 0.0%
Ayala Corp. .................. 19,690 134,507
Bank of the Philippine Islands ..... 648,600 1,017,398
DigiPlus Interactive Corp. ........ 2,828,520 541,915
Metropolitan Bank & Trust Co. ..... 569,480 604,729
2,298,549
Poland — 0.0%
Bank Polska Kasa Opieki SA ...... 64,062 3,903,035
Powszechna Kasa Oszczednosci Bank
Polski SA ................. 78,933 2,167,269
Powszechny Zaklad Ubezpieczen SA 105,202 1,838,358
7,908,662
Republic of Turkiye — 0.0%
Akbank TAS ................. 212,966 352,526
Eldorado Gold Corp.
(j)
........... 62,537 1,944,275
KOC Holding A/S .............. 239,079 995,365
3,292,166
Romania — 0.0%
Banca Transilvania SA .......... 161,079 1,363,052
Security
Shares
Shares Value
South Africa — 0.0%
Optasia Ltd.
(e) (j)
............... 783,897 $ 697,755
Vodacom Group Ltd. ........... 185,069 1,714,769
2,412,524
South Korea — 0.0%
Doosan Enerbility Co. Ltd.
(e)
....... 17,804 1,014,356
Hyundai Motor Co. ............. 2,675 871,954
Kia Corp. ................... 11,306 1,021,132
Samsung Electronics Co. Ltd. ..... 16,109 3,574,543
SK Hynix, Inc. ................ 1,783 3,146,251
9,628,236
Spain — 0.0%
CaixaBank SA ................ 524,486 7,431,006
Sweden — 0.0%
SSAB AB , Class B ............. 184,331 1,704,549
Taiwan — 0.0%
Alchip Technologies Ltd. ......... 6,000 803,582
ASE Technology Holding Co. Ltd. ... 93,000 2,075,440
Asia Vital Components Co. Ltd. .... 16,000 1,294,244
Chroma ATE, Inc. .............. 27,000 1,876,323
Delta Electronics, Inc. ........... 6,000 376,823
Elite Material Co. Ltd. ........... 16,000 2,766,088
Gold Circuit Electronics Ltd. ....... 37,000 1,420,934
Phison Electronics Corp. ......... 19,000 1,471,226
12,084,660
Thailand — 0.0%
Amata Corp. PCL .............. 4,061,600 3,287,700
CP ALL PCL ................. 1,488,000 2,104,451
Krungthai Card PCL ............ 1,513,400 1,522,149
True Corp. PCL , NVDR .......... 2,114,300 823,088
7,737,388
United Kingdom — 0.1%
Anthropics Technology Ltd. , Series G
(e) (f)
40,906 24,094,022
Diageo plc .................. 480,240 9,672,081
Genius Sports Ltd.
(e)
............ 1,010,711 6,124,909
NEW Look Retailers
(e) (f)
.......... 4,100,922 54
Reckitt Benckiser Group plc ....... 159,570 10,393,368
50,284,434
United States — 2.9%
Advanced Micro Devices, Inc.
(e)
.... 19,250 11,182,518
Alphabet, Inc. , Class C .......... 52,718 18,626,851
Amazon.com, Inc.
(e)
............ 58,167 13,863,523
AMC Global Media, Inc. , Class A
(e)
.. 197,308 1,969,134
Anduril Engineering LLC , Series
H , (Acquired 04/28/26 , cost
$ 9,481,617 )
(e) (f) (k)
............ 137,509 9,481,246
APA Corp. .................. 240,157 7,821,913
Apple, Inc. .................. 72,603 21,008,404
Applied Aerospace & Defense, Inc.
(e)
. 16,233 369,788
Ascent Resources LLC
(e) (f) (l)
....... 15,944,377 15,944,377
Avaya LLC
(e)
................. 2,491 35,704
Boeing Co. (The)
(e)
............. 47,598 10,303,539
Boston Scientific Corp.
(e)
......... 41,434 1,768,403
Broadcom, Inc. ............... 44,514 16,815,163
Cadence Design Systems, Inc.
(e)
... 20,359 7,641,140
Caesars Entertainment, Inc.
(e)
..... 278,230 8,396,981
Carlson Travel, Inc.
(e)
........... 17,611 70,444
Carrier Global Corp. ............ 58,851 4,316,721
Caturus LLC
(e) (f) (l)
.............. 727,905 7
Century Communities, Inc. ....... 141,389 10,131,936
Cerebras Systems, Inc. , Class A
(e) (j)
.. 1,284 283,764

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
United States (continued)
Cheniere Energy, Inc. ........... 37,200 $ 8,891,172
Citigroup, Inc. ................ 27,789 3,889,348
CoreWeave, Inc. , Class A
(e)
....... 230,164 22,910,525
Crown PropTech Acquisitions
(e) (f)
.... 379,239 300,694
Crown PropTech Acquisitions , Class A
(e)
133,068 1,575,525
Davidson Kempner Merchant Co.-Invest
Fund LP , (Acquired 03/31/23 , cost
$ 0 )
(e) (k) (l)
.................. —
(m)
29,647,873
Delta Air Lines, Inc. ............ 94,225 8,825,114
DF Residential III LP
(e) (f)
.......... 22,678,371 22,451,587
DR Horton, Inc. ............... 56,422 9,190,015
EagleRock Land LLC , Class A
(e)
.... 3,816 81,090
EchoStar Corp. , Class A
(e) (j)
....... 471,611 47,868,517
Eli Lilly & Co. ................ 10,043 12,045,875
EOC Partners Fund LP
(e) (f) (l)
....... 35,029,831 35,029,831
Epic Games, Inc. , (Acquired 10/17/24 ,
cost $ 22,098,625 )
(e) (f) (k)
........ 45,487 20,052,944
Estately, Inc.
(e) (f)
............... 592,198 592,198
EXO Capital Technologies, Inc. ,
(Acquired 06/24/21 , cost
$ 5,879,165 )
(e) (f) (k)
............ 10,036 3,713
Fanatics Holdings, Inc. , (Acquired
12/15/21 , cost $ 27,387,008 )
(e) (f) (k)
. 403,700 39,615,081
Farmers Business Network, Inc.
(e) (f)
.. 217,669 219,846
Fervo Energy Co. , Class A
(e)
...... 17,546 512,870
Fifth Third Bancorp ............ 126,353 7,122,519
First Citizens BancShares, Inc. , Class A 7,184 14,948,395
First Horizon Corp. ............. 457,211 11,722,890
First Solar, Inc.
(e)
.............. 26,050 6,146,758
Flagstar Bank NA .............. 1,781,910 26,621,735
FLYR, Inc. , Series D-X
(e) (f)
........ 4,503,497 45
Formentera Partners Fund II LP
(f) (l)
.. 26,260,975 23,634,877
Freeport-McMoRan, Inc. ......... 46,543 2,927,089
FreeWire Technologies, Inc.
(e) (f)
..... 328 —
GE Aerospace ................ 47,786 17,859,062
GE Vernova, Inc. .............. 30,238 35,525,417
Goldman Sachs Group, Inc. (The) .. 11,826 11,960,462
Hawkeye Community College ,
(Acquired 05/15/26 , cost
$ 18,820,978 )
(e) (k)
............ 2,450,418 49,547,452
KB Home ................... 85,011 5,320,838
KLA Corp. ................... 30,659 9,250,127
Lam Research Corp. ........... 18,732 8,117,138
Latch, Inc.
(e)
................. 715,325 135,912
Marathon Petroleum Corp. ....... 37,059 9,474,875
Melange Capital Partners
(f) (l)
....... 24,741,534 25,451,616
Melange International, Inc.
(f) (l)
...... 79,208,000 79,208,000
Meritage Homes Corp. .......... 113,302 9,500,373
Meta Platforms, Inc. , Class A ...... 22,662 12,765,278
Micron Technology, Inc. .......... 18,191 20,997,689
New Kleo Holdco
(e) (f)
............ 1,002,728 1,718,576
New Look Builders, Inc.
(e) (f)
....... 8,689,610 87
Northrop Grumman Corp. ........ 34,626 17,635,368
NVIDIA Corp. ................ 67,703 13,546,693
OpenAir.com , Series C
(e) (f)
........ 18,821 12,942,955
Palantir Technologies, Inc. , Class A
(e)
69,727 8,135,049
Palladyne AI Corp.
(e) (j)
........... 73,917 449,415
Palladyne AI Corp.
(e)
............ 853,789 5,191,040
Paramount Skydance Corp. , Class B 75,211 741,580
PBF Energy, Inc. , Class A ........ 192,722 8,772,705
PG&E Corp. ................. 551,338 9,273,505
Playstudios, Inc. , Class A
(e)
....... 1,145,983 571,846
QXO, Inc.
(e) (j)
................. 184,055 3,180,470
Relspace
(e) (f)
................. 3,565 3,672
RSA Security LLC
(e) (f)
........... 47,640 —
Security
Shares
Shares Value
United States (continued)
Screaming Eagle Acquistion
Corp. , (Acquired 05/14/24 , cost
$ 2,541,250 )
(e) (k)
............. 250,000 $ 3,787,816
Six Flags Entertainment Corp.
(e)
.... 264,368 5,631,038
SM Energy Co. ............... 468,845 12,236,855
Snorkel AI, Inc. , (Acquired 06/30/21 ,
cost $ 609,993 )
(e) (f) (k)
.......... 40,613 1,177,777
Solaris Energy Infrastructure, Inc. ,
Class A .................. 343,260 27,618,700
Sonder Holdings, Inc. , Class A
(e)
.... 164,240 —
SOURCE Global PBC
(e) (f)
......... 99,230 7,938
SpaceX Services, Inc. , Class A
(e)
... 1,996,485 341,119,427
Synopsys, Inc.
(e)
.............. 16,725 7,460,521
Tesla, Inc.
(e)
.................. 21,216 8,923,450
Trane Technologies plc .......... 13,039 6,404,235
United Airlines Holdings, Inc.
(e)
..... 36,781 5,001,848
USA Rare Earth LLC , (Acquired
01/26/26 , cost $ 8,905,042 )
(e) (k)
... 414,188 8,938,177
Valero Energy Corp. ............ 19,028 4,955,652
Vertiv Holdings Co. , Class A ...... 24,038 8,048,403
Vistance Networks, Inc.
(e)
........ 1,504,865 19,232,175
Vistra Corp. ................. 119,745 18,995,149
Walt Disney Co. (The) .......... 92,005 8,855,481
Wealthfront Corp.
(e)
............ 427,341 3,820,429
Western Digital Corp. ........... 21,458 13,705,654
Williams Cos., Inc. (The) ......... 114,416 8,505,685
Zeitview , Series E-3 , Class E
(e) (f)
.... 4,360,014 3,313,175
Zoom Communications, Inc. , Class A
(e)
18,000 1,553,580
1,413,430,047
Total Common Stocks — 3.5%
(Cost: $ 1,343,001,183 ) ........................... 1,708,532,371
Par (000)
Pa r (000)
Corporate Bonds
Angola — 0.0%
Azule Energy Finance plc
8.13% , 01/23/30
(c)
........... USD 3,560 3,575,842
8.25% , 01/22/31
(c)
........... 10,229 10,238,718
8.25% , 01/22/31
(b)
........... 1,151 1,152,093
8.63% , 01/22/33
(c)
........... 5,500 5,506,875
20,473,528
Argentina — 0.0%
(c)
Telecom Argentina SA , 9.25% , 05/28/33 8,761 9,351,153
Vista Energy Argentina SAU , 8.50% ,
06/10/33 ................. 331 353,111
9,704,264
Australia — 0.6%
AGL Energy Ltd.
(b)
5.77% , 09/30/35 ............ AUD 9,370 6,317,027
5.77% , 09/30/35 ............ 3,540 2,386,583
Ampol Ltd.
(a)(b)
(3-mo. ASX Australia Bank Bill Short
Term Rates Mid + 2.50%), 6.97% ,
12/11/54 ............... 5,000 3,553,383
(3-mo. ASX Australia Bank Bill Short
Term Rates Mid + 2.00%), 5.85% ,
10/30/55 ............... 14,640 9,741,409
AngloGold Ashanti Holdings plc , 3.75% ,
10/01/30 ................. USD 585 554,404
APA Infrastructure Ltd.
(b)
6.42% , 04/28/36 ............ AUD 9,600 6,791,056

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Australia (continued)
(3-mo. ASX Australia Bank Bill Short
Term Rates Mid at 0.00% Floor +
2.00%), 6.37% , 04/28/56
(a)
... AUD 12,930 $ 9,006,693
AusNet Services Holdings Pty. Ltd.
(a)(b)
(3-mo. ASX Australia Bank Bill Short
Term Rates Mid at 0.00% Floor +
2.25%), 6.69% , 02/12/55 .... 4,910 3,469,501
(3-mo. ASX Australia Bank Bill Short
Term Rates Mid + 1.77%), 6.14% ,
02/04/56 ............... 6,370 4,363,829
(3-mo. ASX Australia Bank Bill Short
Term Rates Mid + 1.77%), 6.50% ,
02/04/56 ............... 4,940 3,400,304
Australia & New Zealand Banking
Group Ltd.
(a)(b)
(3-mo. ASX Australia Bank Bill Short
Term Rates Mid at 0.00% Floor +
1.25%), 5.69% , 02/23/37 .... 10,000 6,920,523
(3-mo. ASX Australia Bank Bill Short
Term Rates Mid + 1.68%), 5.69% ,
08/14/40 ............... 7,000 4,709,004
(3-mo. ASX Australia Bank Bill Short
Term Rates Mid + 1.68%), 5.69% ,
08/14/40 ............... 4,000 2,690,860
Australian Metcoal Financing Pty. Ltd.
(b)
6.25% , 10/22/31 ............ USD 3,000 3,053,407
6.75% , 04/22/34 ............ 3,000 3,091,760
CDC Data Centres Australia Pty. Ltd. ,
(3-mo. ASX Australia Bank Bill Short
Term Rates Mid at 0.00% Floor +
2.40%), 6.87% , 06/12/56
(a) (b)
.... AUD 6,330 4,425,086
Commonwealth Bank of Australia ,
(5-Year EURIBOR ICE Swap Rate +
1.32%), 3.79% , 08/26/37
(a) (b)
.... EUR 5,115 5,807,720
Dyno Nobel Ltd. , 5.82% , 08/08/35
(b)
. AUD 8,520 5,745,040
Fortescue Treasury Pty. Ltd.
(c)
4.50% , 09/15/27 ............ USD 2,828 2,806,297
5.88% , 04/15/30 ............ 1,146 1,160,378
6.13% , 04/15/32 ............ 993 1,020,845
Glencore Funding LLC , 6.13% ,
10/06/28
(c)
................ 700 719,923
Insurance Australia Group Ltd. , (3-mo.
ASX Australia Bank Bill Short Term
Rates Mid at 0.00% Floor + 1.68%),
6.15% , 06/15/37
(a) (b)
.......... AUD 9,290 6,497,151
Macquarie Bank Ltd. , (3-mo. ASX
Australia Bank Bill Short Term Rates
Mid + 1.32%), 5.77% , 08/20/36
(a) (b)
19,950 13,788,763
Mineral Resources Ltd.
(c)
9.25% , 10/01/28 ............ USD 1,262 1,302,956
8.50% , 05/01/30 ............ 4,219 4,356,075
7.00% , 04/01/31 ............ 312 322,953
6.25% , 05/01/34 ............ 2,982 2,932,190
National Australia Bank Ltd.
(a)(b)
(3-mo. ASX Australia Bank Bill Short
Term Rates Mid + 1.30%), 5.74% ,
11/14/35 ............... AUD 14,500 10,093,085
(3-mo. ASX Australia Bank Bill Short
Term Rates Mid + 1.70%), 5.77% ,
07/30/40 ............... 8,000 5,419,716
(3-mo. ASX Australia Bank Bill Short
Term Rates Mid + 1.68%), 6.56% ,
05/12/41 ............... 16,000 11,427,763
Security
Par (000)
Par (000) Value
Australia (continued)
NEXTDC Ltd.
(a)(b)
(3-mo. ASX Australia Bank Bill Short
Term Rates Mid at 0.00% Floor +
3.50%), 7.87% , 04/30/30 .... AUD 11,740 $ 8,285,876
(3-mo. ASX Australia Bank Bill Short
Term Rates Mid at 0.00% Floor +
3.50%), 7.87% , 04/30/30 .... 480 338,775
NSW Electricity Networks Finance Pty.
Ltd.
(a)(b)
(3-mo. ASX Australia Bank Bill Short
Term Rates Mid + 2.25%), 6.28% ,
03/11/55 ............... 3,070 2,112,931
(3-mo. ASX Australia Bank Bill Short
Term Rates Mid + 2.05%), 6.52% ,
03/11/55 ............... 16,910 11,879,038
(3-mo. ASX Australia Bank Bill Short
Term Rates Mid + 1.80%), 6.25% ,
11/20/55 ............... 2,000 1,391,471
(3-mo. ASX Australia Bank Bill Short
Term Rates Mid + 2.20%), 6.30% ,
11/20/55 ............... 4,840 3,280,738
Oceana Australian Fixed Income Trust
(f)
12.50% , 07/31/26 ........... 16,502 11,440,012
12.50% , 07/31/27 ........... 27,503 19,352,082
10.50% , 07/31/28 ........... 23,159 15,913,878
Origin Energy Finance Ltd. , 1.00% ,
09/17/29
(b)
................ EUR 21,424 22,796,881
Pacific National Finance Pty. Ltd.
(b)
3.70% , 09/24/29 ............ AUD 3,000 1,927,565
(ADSWAP5 + 3.85%), 7.75% ,
12/11/54
(a)
.............. 10,160 7,126,847
Patrick Terminals Finance Pty. Ltd. ,
5.55% , 10/22/35
(b)
........... 11,670 7,785,784
Tabcorp Finance Pty. Ltd. , 5.99% ,
05/28/31
(b)
................ 9,930 6,762,560
WestConnex Finance Co. Pty. Ltd. ,
6.41% , 04/30/36
(b)
........... 9,000 6,347,735
Westpac Banking Corp.
(a)(b)
(3-mo. ASX Australia Bank Bill Short
Term Rates Mid + 1.78%), 5.82% ,
06/04/40 ............... 13,290 9,034,787
(3-mo. ASX Australia Bank Bill Short
Term Rates Mid at 0.00% Floor +
1.33%), 6.09% , 02/12/41 .... 13,160 9,081,168
292,733,812
Austria — 0.0%
ams-OSRAM AG
(b)
10.50% , 03/30/29 ........... EUR 3,197 3,885,502
7.25% , 05/31/32 ............ 5,001 5,885,784
9,771,286
Belgium — 0.1%
Belfius Bank SA , (5-Year EUR
Swap Annual + 1.30%), 1.25% ,
04/06/34
(a) (b)
............... 11,000 11,865,424
Elia Group SA/NV , (5-Year EURIBOR
ICE Swap Rate + 1.86%),
4.63%
(a) (b) (n)
................ 9,100 10,480,274
Ontex Group NV , 5.25% , 04/15/30
(b)
. 1,769 1,832,498
Telenet Finance Luxembourg Notes
SARL , 5.50% , 03/01/28
(c)
...... USD 16,000 15,613,810
39,792,006
Brazil — 0.3%
3R Lux SARL
9.75% , 02/05/31
(b)
........... 200 209,630

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Brazil (continued)
9.75% , 02/05/31
(c)
........... USD 3,826 $ 4,010,222
Ambipar Lux SARL
(d)(e)
10.88% , 02/05/33
(c)
.......... 9,468 2,130,300
10.88% , 02/05/33
(b)
.......... 23,879 5,372,775
Arcos Dorados BV , 6.38% , 01/29/32
(b)
7,738 7,976,949
Azul Secured Finance LLP , 9.88% ,
02/15/31
(b)
................ 281 270,513
CSN Inova Ventures , 6.75% , 01/28/28
(c)
5,580 4,614,102
CSN Resources SA
4.63% , 06/10/31
(b)
........... 8,082 4,970,430
5.88% , 04/08/32
(b)
........... 2,646 1,620,675
5.88% , 04/08/32
(c)
........... 5,634 3,450,825
LD Celulose International GmbH ,
7.95% , 01/26/32
(c)
........... 624 652,142
MC Brazil Downstream Trading SARL
7.25% , 06/30/31
(c)
........... 10,430 9,829,754
7.25% , 06/30/31
(b)
........... 788 742,996
Minerva Luxembourg SA , 7.50% ,
04/22/36
(c)
................ 662 631,383
Nexa Resources SA , 6.75% , 04/09/34
(c)
319 335,330
Oceanica Lux , 11.25% , 05/08/31
(c)
.. 11,781 11,902,226
Petrobras Global Finance BV , 6.75% ,
01/27/41 ................. 688 684,775
Pluxee NV , 3.50% , 09/04/28
(b)
..... EUR 38,700 44,390,630
PRIO Luxembourg Holding SARL ,
6.75% , 10/15/30
(c)
........... USD 705 690,900
Raizen Fuels Finance SA
(d)(e)
6.45% , 03/05/34
(c)
........... 820 451,000
6.45% , 03/05/34
(b)
........... 2,607 1,433,850
5.70% , 01/17/35
(b)
........... 4,633 2,548,150
6.70% , 02/25/37
(b)
........... 8,276 4,551,800
6.95% , 03/05/54
(c)
........... 425 230,031
6.95% , 03/05/54
(b)
........... 3,169 1,715,221
Samarco Mineracao SA
(o)
9.00% , ( 9.00 % Cash or 9.00 % PIK),
06/30/31
(c)
.............. 327 328,473
9.00% , ( 9.00 % Cash or 9.00 % PIK),
06/30/31
(b)
.............. 22,939 23,061,705
Suzano Austria GmbH
6.00% , 01/15/29 ............ 1,643 1,672,410
5.00% , 01/15/30 ............ 1,667 1,646,179
Vale Overseas Ltd.
6.40% , 06/28/54 ............ 8,244 8,400,636
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
2.43%), 6.00% , 02/25/56
(a) (c)
.. 742 740,138
151,266,150
Canada — 0.4%
1011778 BC ULC
(c)
3.88% , 01/15/28 ............ 800 784,964
4.38% , 01/15/28 ............ 3,478 3,438,499
3.50% , 02/15/29 ............ 288 276,747
6.13% , 06/15/29 ............ 2,612 2,651,193
5.63% , 09/15/29 ............ 1,389 1,396,252
4.00% , 10/15/30 ............ 1,382 1,304,676
Air Canada , 3.88% , 08/15/26
(c)
..... 952 950,804
Air Canada Pass-Through Trust , Series
2020-1 , Class C , 10.50% , 07/15/26
(c)
15,068 15,073,119
Alexandrite Lake Lux Holdings SARL ,
6.75% , 07/30/30
(b)
........... EUR 3,830 4,369,089
Bombardier, Inc.
(c)
8.75% , 11/15/30 ............ USD 3,106 3,283,210
7.25% , 07/01/31 ............ 562 588,033
7.00% , 06/01/32 ............ 247 255,871
6.75% , 06/15/33 ............ 227 234,975
Security
Par (000)
Par (000) Value
Canada (continued)
5.88% , 01/15/35 ............ USD 1,317 $ 1,321,875
Brookfield Residential Properties, Inc.
(c)
5.00% , 06/15/29 ............ 2,892 2,753,845
4.88% , 02/15/30 ............ 4,018 3,739,140
Garda World Security Corp.
(c)
8.25% , 08/01/32 ............ 3,950 4,042,133
8.38% , 11/15/32 ............ 2,847 2,912,635
HR Ottawa LP , 11.00% , 03/31/31
(c)
.. 95,748 105,798,814
Jones Deslauriers Insurance
Management, Inc. , 8.50% ,
03/15/30
(c)
................ 2,765 2,820,206
Mattamy Group Corp.
(c)
4.63% , 03/01/30 ............ 8,018 7,694,782
6.00% , 12/15/33 ............ 1,882 1,806,541
Methanex Corp. , 5.13% , 10/15/27 ... 4,572 4,567,460
NOVA Chemicals Corp.
(c)
9.00% , 02/15/30 ............ 4,230 4,428,112
7.00% , 12/01/31 ............ 238 250,091
Open Text Corp. , 3.88% , 12/01/29
(c)
. 3,434 3,157,372
RB Global Holdings, Inc.
(c)
6.75% , 03/15/28 ............ 1,626 1,647,757
7.75% , 03/15/31 ............ 446 462,402
Rogers Communications, Inc.
(a)
Series NC5 , (5-Year US Treasury
Yield Curve Rate T Note Constant
Maturity + 2.65%), 7.00% ,
04/15/55 ............... 2,113 2,162,242
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
2.62%), 7.13% , 04/15/55 .... 2,118 2,176,050
Royal Bank of Canada , (3-mo.
EURIBOR + 0.90%), 3.25% ,
01/22/31
(a) (b)
............... EUR 4,000 4,567,951
South Bow Canadian Infrastructure
Holdings Ltd.
(a)
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
3.67%), 7.50% , 03/01/55 .... USD 2,078 2,220,744
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
3.95%), 7.63% , 03/01/55 .... 447 468,157
Toucan FinCo. Ltd. , 9.50% , 05/15/30
(c)
8,619 8,124,381
201,730,122
Chile — 0.2%
AES Andes SA
6.30% , 03/15/29
(c)
........... 612 624,779
6.30% , 03/15/29
(b)
........... 1,901 1,940,693
Cencosud SA
(c)
5.95% , 05/28/31 ............ 619 639,860
5.75% , 04/15/36 ............ 560 560,420
Corp. Nacional del Cobre de Chile ,
5.53% , 01/30/37
(c)
........... 11,253 11,112,900
Engie Energia Chile SA , 3.40% ,
01/28/30
(b)
................ 604 567,005
WOM Chile Holdco SpA , 5.00% , ( 5.00%
Cash or 5.00 % PIK), 04/01/32
(a) (c) (o) (p)
42,033 34,494,108
WOM Mobile SA , 11.75% , ( 11.75%
Cash or 12.50 % PIK), 04/01/31
(a) (c) (o)
22,202 22,555,600
72,495,365
China — 0.6%
Alibaba Group Holding Ltd.
(p)
0.50% , 06/01/31 ............ 3,035 3,579,783
0.00% , 09/15/32
(b) (i)
.......... 15,000 13,312,500

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
China (continued)
Central Plaza Development Ltd. , 6.80% ,
04/07/29
(b)
................ USD 3,480 $ 3,467,402
China City Construction International
Co. Ltd. , 5.35% , 07/03/17
(b) (d) (e) (f)
.. CNY 2,990 —
China Oil & Gas Group Ltd.
(b)
7.00% , 02/04/29 ............ USD 5,000 4,868,750
7.00% , 02/04/29 ............ 2,000 1,947,500
China Pacific Insurance Group Co. Ltd. ,
0.00% , 09/18/30
(b) (i) (p)
......... HKD 213,000 26,044,996
China Ruyi Holdings Ltd.
0.00% , 01/31/27
(b) (i) (p)
......... 52,000 6,308,676
Chow Tai Fook Jewellery Group Ltd. ,
0.38% , 06/30/30
(b) (p)
.......... 40,000 4,914,030
CMOC Capital Ltd. , 0.00% , 01/24/27
(b) (i)
(p)
...................... USD 18,600 18,134,964
Country Garden Holdings Co. Ltd.
3.13% , 10/22/25
(b) (d) (e)
......... 2,000 182,000
5.13% , 01/14/27
(b) (d) (e)
......... 1,000 91,000
Series AI , 0.00% , 12/31/34
(i) (p)
... 754 16,962
0.00% , 12/31/34
(b) (i) (p)
......... 754 16,961
Series AI , 2.25% , ( 2.25 % Cash or
2.25 % PIK), 12/31/34
(o)
...... 1,400 97,910
2.25% , ( 2.25 % Cash or 2.25 % PIK),
12/31/34
(b) (o)
............. 1,400 97,911
Deep Development 2025 Ltd. , 0.75% ,
05/20/32
(b) (p)
............... HKD 459,000 59,051,365
European TopSoho SARL , Series
SMCP , 4.00% , 10/14/24
(b) (d) (e) (p)
... EUR 13,600 11,167,695
Fantasia Holdings Group Co. Ltd.
(b)(d)(e)
11.75% , 04/17/24 ........... USD 10,550 116,050
11.88% , 06/01/24 ........... 3,142 35,348
7.95% , 07/05/24 ............ 5,938 65,318
9.88% , 10/19/24 ............ 3,695 33,255
6.95% , 12/17/24 ............ 3,180 44,520
Fortune Star BVI Ltd.
(b)
3.95% , 10/02/26 ............ EUR 20,000 22,636,277
6.80% , 09/09/29 ............ USD 5,399 5,342,527
5.88% , 11/20/30 ............ EUR 11,163 12,486,024
Guotai Junan Holdings Ltd. , 0.00% ,
11/10/32
(b) (i) (p)
............... HKD 8,000 931,804
iQIYI, Inc. , 4.63% , 03/15/30
(p)
...... USD 2,000 1,820,000
KWG Group Holdings Ltd.
(b)(d)(e)
5.88% , 11/10/24 ............ 2,000 65,000
6.00% , 08/14/26 ............ 1,000 33,750
MMG Ltd. , 0.00% , 06/21/27
(b) (i) (p)
.... 3,200 3,155,188
Nickel Resources International
Holdings Co. Ltd. , Series 1 , 12.00% ,
12/12/18
(b) (d) (e) (f)
............. HKD 8,000 —
Ping An Insurance Group Co. of China
Ltd.
(b)(p)
0.88% , 07/22/29 ............ USD 19,800 26,373,600
0.00% , 06/11/30
(i)
........... HKD 164,000 22,604,538
Prosus NV
(b)
3.26% , 01/19/27 ............ USD 1,313 1,301,511
3.68% , 01/21/30 ............ 2,280 2,180,706
3.06% , 07/13/31 ............ 5,356 4,865,391
4.03% , 08/03/50 ............ 1,009 711,345
3.83% , 02/08/51 ............ 4,000 2,680,000
SF Holding Investment 2023 Ltd. ,
0.00% , 07/08/26
(b) (i) (p)
......... HKD 126,000 16,065,588
Sunac China Holdings Ltd. , 0.00% ,
06/23/28
(b) (i) (p)
.............. USD 3,833 613,229
West China Cement Ltd. , Series 1 ,
9.90% , 12/04/28
(b)
........... 2,699 2,366,589
WuXi AppTec Co. Ltd. , 0.00% ,
05/22/27
(b) (i) (p)
.............. CNY 64,000 10,480,138
Security
Par (000)
Par (000) Value
China (continued)
ZTO Express Cayman, Inc. , 0.93% ,
03/01/31
(b) (p)
............... USD 22,189 $ 21,390,196
311,698,297
Colombia — 0.1%
ABRA Global Finance , 14.00% ,
( 14.00 % Cash or 8.00 % PIK),
10/22/29
(c) (o)
............... 21,155 20,727,262
Colombia Telecomunicaciones SA ESP ,
4.95% , 07/17/30
(b)
........... 738 700,177
Gran Tierra Energy, Inc. , 9.75% ,
04/15/31
(c)
................ 18,550 16,240,525
Parex Resources, Inc. , 8.50% ,
05/11/31
(c)
................. 12,828 13,033,248
Promigas SA ESP , 3.75% , 10/16/29
(b)
1,855 1,749,284
52,450,496
Cyprus — 0.0%
ASG Finance DAC , 9.75% , 05/15/29
(b)
15,493 12,840,598
Czech Republic — 0.1%
(b)
Allwyn Entertainment Financing UK plc ,
7.25% , 04/30/30 ............ EUR 10,330 12,245,435
CPI Property Group SA , 5.88% ,
07/07/32 ................. 14,499 15,773,848
Czechoslovak Group A/S , 5.25% ,
01/10/31 ................. 5,148 5,974,454
EP Infrastructure A/S
1.82% , 03/02/31 ............ 16,300 16,944,647
4.13% , 02/27/33 ............ 10,100 11,404,777
4.38% , 01/29/34 ............ 3,075 3,502,779
65,845,940
Denmark — 0.2%
Carlsberg Breweries A/S , (5-Year
EURIBOR ICE Swap Rate + 1.93%),
4.88% , 12/30/79
(a) (b)
.......... 17,564 20,468,642
Danske Bank A/S
(a)(b)
(GUKG1 + 1.65%), 2.25% , 01/14/28 GBP 17,315 22,691,484
(5-Year EURIBOR ICE Swap Rate +
1.18%), 3.50% , 11/19/35 ..... EUR 14,000 15,917,600
Genmab A/S
(c)
6.25% , 12/15/32 ............ USD 910 927,356
7.25% , 12/15/33 ............ 2,499 2,605,453
SGL Group ApS
(a)
(3-mo. EURIBOR at 0.00% Floor +
4.75%), 6.94% , 04/22/30 .... EUR 11,626 12,947,759
(3-mo. EURIBOR at 0.00% Floor +
4.25%), 6.45% , 02/24/31
(b) (c)
.. 1,626 1,811,994
TDC Brands A/S , 8.00% , 04/30/31
(b)
. 9,518 11,022,645
88,392,933
Finland — 0.1%
Ahlstrom Holding 3 Oy
4.88% , 02/04/28
(c)
........... USD 5,469 5,409,891
4.88% , 02/04/28
(b)
........... 3,800 3,758,929
Citycon Treasury BV
(b)
1.63% , 03/12/28 ............ EUR 4,754 5,130,042
5.38% , 07/08/31 ............ 1,450 1,593,092
Mehilainen Yhtiot Oy , 5.13% , 06/30/32
(b)
19,598 22,586,181
38,478,135
France — 2.1%
Airbus SE , 3.38% , 05/13/33
(b)
...... 23,430 26,704,509
Altice France SA
(b)
7.25% , 11/01/29 ............ 6,565 7,565,160
5.63% , 07/15/32 ............ 3,887 4,373,335

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
France (continued)
Atos Group
(b)
9.36% , 12/18/29
(g)
........... EUR 14,482 $ 18,972,868
8.13% , 05/21/31 ............ 13,570 15,327,888
Autoroutes du Sud de la France SA ,
1.38% , 01/22/30
(b)
........... 7,800 8,383,320
AXA SA
(a)(b)
(3-mo. EURIBOR + 2.40%), 4.38% ,
05/29/56 ............... 27,800 32,045,357
(3-mo. EURIBOR + 2.58%), 4.13% ,
07/24/56 ............... 20,000 22,654,796
Banijay Entertainment SAS , 7.00% ,
05/01/29
(b)
................ 5,031 5,921,499
Banijay Gaming SAS
5.13% , 12/10/31
(b)
........... 15,370 17,849,856
Banque Federative du Credit Mutuel
SA
(b)
5.00% , 10/22/29 ............ GBP 18,000 23,953,157
(3-mo. EURIBOR + 1.00%), 3.50% ,
07/21/33
(a)
.............. EUR 19,100 21,585,526
(3-mo. EURIBOR + 1.08%), 4.13% ,
05/26/35
(a)
.............. 56,300 65,428,486
(5-Year EURIBOR ICE Swap Rate +
1.40%), 3.75% , 05/14/36
(a)
... 8,300 9,395,635
BNP Paribas Cardif SA , (5-Year
EURIBOR ICE Swap Rate + 1.40%),
4.41% , 05/27/41
(a) (b)
.......... 8,600 9,976,578
BNP Paribas SA
4.40% , 08/14/28
(c)
........... USD 1,100 1,092,706
Series TMO , (BFRTMO at 0.00%
Floor - 0.25%), 2.82%
(a) (n)
.... EUR 1,983 2,101,471
BPCE SA
5.25% , 04/16/29
(b)
........... GBP 12,900 17,085,040
(5-year SONIA Mid-Swaps Rate +
1.83%), 2.50% , 11/30/32
(a) (b)
.. 5,000 6,400,428
(3-mo. EURIBOR + 1.45%), 4.13% ,
03/08/33
(a) (b)
............. EUR 12,300 14,318,483
(1-day SOFR + 1.63%), 5.77% ,
06/02/37
(a) (c)
............. USD 7,000 7,016,323
(3-mo. EURIBOR + 1.27%), 4.13% ,
02/27/39
(a) (b)
............. EUR 7,900 8,955,047
Series NC5. , (5-Year EUR Swap
Annual + 1.75%), 1.25% ,
01/13/42
(a) (b)
............. 30,800 34,958,111
Capgemini SE , 3.50% , 09/25/34
(b)
... 10,700 11,813,591
Clariane SE
(b)
(6-mo. EURIBOR + 9.00%),
1.88%
(a) (n) (p)
.............. 6,261 3,151,755
0.88% , 03/06/27
(p)
........... 3,407 2,336,364
6.88% , 04/15/31 ............ 6,817 7,991,599
Credit Agricole Assurances SA , (5-Year
EURIBOR ICE Swap Rate + 3.01%),
5.88%
(a) (b) (n)
................ 13,300 15,447,324
Credit Agricole SA
(a)
(GUKG1 + 2.60%), 5.75% ,
11/29/27
(b)
.............. GBP 12,000 15,994,128
(GUKG1 + 1.65%), 5.38% ,
01/15/29
(b)
.............. 12,800 17,138,666
(1-day SOFR + 1.69%), 5.34% ,
01/10/30
(c)
.............. USD 300 304,056
(5-Year U.K. Government Bonds
Note Generic Bid Yield + 1.50%),
1.87% , 12/09/31
(b)
......... GBP 7,100 9,297,827
(1-day SOFR + 2.67%), 6.25% ,
01/10/35
(c)
.............. USD 250 260,115
(1-day SOFR + 2.67%), 6.25% ,
01/10/35
(b)
.............. 500 520,230
Security
Par (000)
Par (000) Value
France (continued)
(5-Year EURIBOR ICE Swap Rate +
1.70%), 4.38% , 04/15/36
(b)
... EUR 14,000 $ 16,316,544
Credit Mutuel Home Loan SFH SA ,
2.63% , 09/10/31
(b)
........... 73,900 82,907,732
Elior Group SA
(b)
5.63% , 03/15/30 ............ 2,791 3,133,692
5.63% , 03/15/30 ............ 14,100 15,831,263
Engie SA
(a)(b)(n)
(5-Year EURIBOR ICE Swap Rate +
1.56%), 4.37% ........... 15,900 18,340,656
(ADSWAP5 + 2.00%), 6.48% ... AUD 8,640 6,004,276
Forvia SE
8.00% , 06/15/30
(c)
........... USD 670 705,617
5.50% , 06/15/31
(b)
........... EUR 1,795 2,100,033
6.75% , 09/15/33
(c)
........... USD 9,658 9,653,493
Goldstory SAS
(b)
(3-mo. EURIBOR at 0.00% Floor +
4.00%), 6.15% , 02/01/30
(a)
... EUR 3,506 4,031,662
6.75% , 02/01/30 ............ 14,168 16,562,822
HomeVi SASU , 6.63% , 10/31/31
(b)
.. 3,700 4,294,116
Iliad SA
(b)
5.38% , 02/15/29 ............ 5,100 6,060,361
5.63% , 02/15/30 ............ 5,700 6,893,529
4.25% , 01/09/32 ............ 6,500 7,474,514
IPD 3 BV
(b)
5.50% , 06/15/31 ............ 7,191 8,008,137
5.50% , 06/15/31 ............ 8,681 9,667,451
Kapla Holding SAS
(b)
5.00% , 04/30/31 ............ 13,089 15,030,374
5.13% , 04/30/32 ............ 2,109 2,425,013
(3-mo. EURIBOR at 0.00% Floor +
3.00%), 5.20% , 04/30/33
(a)
... 5,733 6,622,547
Lion/Polaris Lux Midco SARL , (3-mo.
EURIBOR at 0.00% Floor + 3.63%),
5.75% , 07/01/29
(a) (b)
.......... 4,488 5,157,243
Loxam SAS
(b)
6.38% , 05/15/28 ............ 1,970 2,291,191
4.25% , 02/15/31 ............ 5,088 5,798,460
Lune Holdings SARL , 5.63% ,
11/15/28
(b)
................ 7,555 86,324
Maya SAS
5.63% , 10/15/28
(b)
........... 300 344,775
7.00% , 10/15/28
(c)
........... USD 3,095 3,108,277
5.38% , 04/15/30
(b)
........... EUR 5,773 6,764,936
6.88% , 04/15/31
(b)
........... 8,325 10,008,799
8.50% , 04/15/31
(c)
........... USD 827 876,153
7.00% , 04/15/32
(c)
........... 1,904 1,940,475
New Immo Holding SA
(b)
3.25% , 07/23/27 ............ EUR 3,800 4,327,824
5.88% , 04/17/28 ............ 9,500 11,093,718
4.88% , 12/08/28 ............ 4,500 5,157,793
4.95% , 11/14/30 ............ 2,600 2,959,482
5.50% , 04/23/31 ............ 3,200 3,665,351
Opal Bidco SAS
5.50% , 03/31/32
(b)
........... 7,965 9,382,711
6.50% , 03/31/32
(c)
........... USD 215 219,343
OVH Groupe SA , 4.75% , 02/05/31
(b)
. EUR 3,511 4,026,125
Paprec Holding SA , 4.50% , 07/15/32
(b)
4,861 5,555,947
RCI Banque SA
(a)(b)
(5-Year EURIBOR ICE Swap Rate +
2.75%), 5.50% , 10/09/34 .... 8,800 10,422,779
(5-Year EURIBOR ICE Swap Rate +
2.75%), 5.50% , 10/09/34 .... 5,300 6,277,356
(5-Year EURIBOR ICE Swap Rate +
2.20%), 4.75% , 03/24/37 .... 2,800 3,222,053

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
France (continued)
Renault SA , 3.88% , 09/30/30
(b)
..... EUR 3,700 $ 4,219,286
Sabena technics SAS , (Acquired
10/28/22 , cost $ 14,882,146 ) , (3-mo.
EURIBOR + 5.00%), 7.29% , ( 7.29%
Cash or 5.00 % PIK), 09/30/29
(a) (f) (k) (o)
15,039 17,183,027
SNF Group SACA , 4.50% , 03/15/32
(b)
10,400 12,148,393
TotalEnergies SE
(a)(b)(n)
(5-Year EUR Swap Annual +
3.35%), 3.37% ........... 63,305 72,345,909
(5-Year EUR Swap Annual +
1.90%), 2.00% ........... 12,900 14,597,480
Veolia Environnement SA , (5-Year
EURIBOR ICE Swap Rate + 2.05%),
4.37%
(a) (b) (n)
................ 3,700 4,266,740
Vinci SA , Series ADP , 0.75% ,
03/04/31
(b) (p)
............... 6,000 6,727,894
Worldline SA
(b)
0.00% , 07/30/26
(i) (p)
.......... 345 404,323
0.88% , 06/30/27 ............ 14,000 15,235,036
4.13% , 09/12/28 ............ 36,800 39,587,324
5.25% , 11/27/29 ............ 15,700 16,210,861
5.50% , 06/10/30 ............ 15,400 16,054,043
1,030,052,497
Germany — 1.5%
Allianz SE , (3-mo. EURIBOR + 2.75%),
4.43% , 07/25/55
(a) (b)
.......... 19,000 22,287,621
alstria SARL
(b)
4.25% , 10/15/29 ............ 2,500 2,793,703
5.50% , 03/20/31 ............ 22,700 25,908,711
Amprion GmbH
(b)
4.58% , 01/15/46 ............ 7,500 8,644,466
(5-Year EURIBOR ICE Swap Rate +
1.61%), 4.25% , 04/28/56
(a)
... 8,800 10,070,777
(5-Year EURIBOR ICE Swap Rate +
1.96%), 4.75% , 04/28/56
(a)
... 2,800 3,236,040
Aroundtown SA , 3.50% , 05/13/30
(b)
.. 3,300 3,714,053
Bayer AG , 1.13% , 01/06/30
(b)
...... 12,200 12,980,924
BMW Finance NV , 3.25% , 05/19/29
(b)
19,330 22,133,729
BRANICKS Group AG , 2.25% ,
09/22/26
(b)
................ 5,700 3,700,454
Brenntag Finance BV , 3.75% ,
04/24/28
(b)
................ 1,600 1,847,055
Commerzbank AG
(a)(b)
(5-Year EUR Swap Annual +
6.74%), 6.50%
(n)
.......... 8,200 9,943,734
(3-mo. EURIBOR + 1.10%), 3.13% ,
06/06/30 ............... 400 454,531
(Sterling Overnight Index Average +
1.00%), 5.00% , 10/15/31 .... GBP 5,700 7,501,602
(3-mo. EURIBOR + 0.97%), 3.75% ,
06/03/33 ............... EUR 25,000 28,660,650
(5-Year EURIBOR ICE Swap Rate +
1.83%), 4.13% , 06/30/37 .... 7,300 8,390,719
Daimler Truck Finance North America
LLC , 2.00% , 12/14/26
(c)
........ USD 1,100 1,088,380
DEMIRE Deutsche Mittelstand Real
Estate AG , 5.00% , 12/31/27
(b) (g)
.. EUR 6,518 6,739,483
Deutsche Bahn AG , Series CB , (5-
Year EUR Swap Annual + 1.89%),
1.60%
(a) (b) (n)
................ 23,300 24,844,268
Deutsche Bank AG
(a)(b)
(3-mo. EURIBOR + 0.60%), 2.63% ,
08/13/28 ............... 7,600 8,636,868
(5-Year EURIBOR ICE Swap Rate +
3.30%), 4.00% , 06/24/32 .... 21,500 24,652,714
Security
Par (000)
Par (000) Value
Germany (continued)
Deutsche Telekom International
Finance BV , 4.88% , 03/06/42
(c)
... USD 150 $ 137,299
Dynamo Newco II GmbH
6.25% , 10/15/31
(b)
........... EUR 7,289 7,862,507
E.ON International Finance BV , 3.50% ,
09/03/35
(b)
................ 9,026 10,164,365
E.ON SE , 3.88% , 01/12/35
(b)
...... 531 619,118
EnBW Energie Baden-Wuerttemberg
AG , (5-Year EURIBOR ICE Swap
Rate + 1.73%), 1.63% , 08/05/79
(a) (b)
8,200 9,188,711
Envalior Deutschland Gmbh , (6-mo.
EURIBOR at 0.00% Floor + 9.50%),
12.00% , ( 12.00 % Cash or 12.00%
PIK), 04/01/31
(a) (f) (o)
........... 27,904 25,346,785
Gruenenthal GmbH
(b)
4.13% , 05/15/28 ............ 3,183 3,638,387
6.75% , 05/15/30 ............ 2,693 3,185,853
HT Troplast GmbH
(b)
9.38% , 07/15/28 ............ 5,440 6,381,829
7.63% , 07/15/31 ............ 3,964 4,594,556
IHO Verwaltungs GmbH
(o)
7.00% , ( 7.00 % Cash or 7.75 % PIK),
11/15/31
(b)
.............. 1,297 1,583,450
8.00% , ( 8.00 % Cash or 8.75 % PIK),
11/15/32
(c)
.............. USD 3,900 4,053,219
7.37% , ( 7.37 % Cash or 8.13 % PIK),
05/15/33
(c)
.............. 1,675 1,741,399
K+S AG , 0.63% , 06/16/31
(b) (p)
...... EUR 1,400 1,592,824
Mahle GmbH
(b)
2.38% , 05/14/28 ............ 300 336,190
6.50% , 05/02/31 ............ 6,898 8,214,436
7.13% , 07/15/32 ............ 3,238 3,897,098
7.13% , 07/15/32 ............ 6,172 7,428,316
Merck Financial Services GmbH ,
0.88% , 07/05/31
(b)
........... 7,400 7,558,275
MTU Aero Engines AG , 0.00% ,
07/15/33
(b) (i) (p)
.............. 2,500 2,908,349
Nidda Healthcare Holding GmbH
(b)
7.00% , 02/21/30 ............ 11,369 13,398,822
5.38% , 10/23/30 ............ 1,846 2,120,072
(3-mo. EURIBOR at 0.00% Floor +
3.25%), 5.53% , 10/15/32
(a)
... 2,520 2,886,786
(3-mo. EURIBOR at 0.00% Floor +
3.25%), 5.53% , 10/15/32
(a)
... 12,638 14,477,463
PrestigeBidCo GmbH
(a)(b)
(3-mo. EURIBOR at 0.00% Floor +
3.75%), 5.95% , 07/01/29 .... 6,078 7,030,284
(3-mo. EURIBOR at 0.00% Floor +
3.75%), 5.95% , 07/01/29 .... 1,528 1,767,403
Progroup AG
(b)
5.13% , 04/15/29 ............ 4,193 4,895,771
5.38% , 04/15/31 ............ 12,212 14,253,241
RAG-Stiftung , 1.45% , 12/16/31
(b) (p)
.. 3,700 4,318,418
RWE Finance Europe BV , 4.00% ,
07/06/37
(b)
................ 9,769 11,116,518
Sartorius Finance BV , 4.38% ,
09/14/29
(b)
................ 12,200 14,374,893
Schaeffler AG
(b)
5.38% , 04/01/31 ............ 1,600 1,909,048
5.00% , 05/13/33 ............ 5,000 5,781,863
Siemens Financieringsmaatschappij
NV , 2.15% , 03/11/31
(c)
........ USD 250 224,573
TAG Immobilien AG , 0.63% ,
03/11/31
(b) (p)
............... EUR 2,400 2,950,770
Techem Verwaltungsgesellschaft 675
mbH , 4.63% , 07/15/32
(b)
....... 2,091 2,403,490

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Germany (continued)
Tele Columbus AG , 10.00% , ( 10.00%
Cash or 10.00 % PIK), 01/01/29
(a) (b) (o)
EUR 5 $ 3,094
TK Elevator US Newco, Inc. , 5.25% ,
07/15/27
(c)
................ USD 1,294 1,294,194
Traton Finance Luxembourg SA ,
3.75% , 03/27/30
(b)
........... EUR 7,500 8,625,872
TUI Cruises GmbH , 5.00% , 05/15/30
(b)
5,515 6,393,733
Volkswagen Bank GmbH
(b)
4.38% , 05/03/28 ............ 3,500 4,078,623
4.00% , 11/26/30 ............ 8,300 9,564,567
Volkswagen Financial Services NV
(b)
5.50% , 12/07/26 ............ GBP 16,100 21,436,534
3.25% , 04/13/27 ............ 2,900 3,802,070
6.50% , 09/18/27 ............ 11,100 14,987,769
2.13% , 01/18/28 ............ 13,600 17,312,000
Volkswagen Group of America Finance
LLC , 4.35% , 06/08/27
(c)
........ USD 400 399,123
Volkswagen International Finance NV
(b)
(10-Year EUR Swap Annual +
3.98%), 4.63%
(a) (n)
......... EUR 11,200 12,862,568
3.25% , 11/18/30 ............ 12,200 13,780,133
Vonovia SE
(b)
0.63% , 12/14/29 ............ 900 942,015
1.00% , 07/09/30 ............ 7,400 7,696,769
0.00% , 06/30/31
(p)
........... 14,200 16,622,178
Series B , 0.88% , 05/20/32
(p)
.... 6,200 6,708,010
1.50% , 06/14/41 ............ 4,400 3,379,025
Wintershall Dea Finance 2 BV , Series
NC8 , (5-Year EUR Swap Annual +
3.32%), 3.00%
(a) (b) (n)
.......... 41,200 45,726,418
Wintershall Dea Finance BV , 3.83% ,
10/03/29
(b)
................ 17,054 19,581,610
ZF Europe Finance BV
(b)
7.00% , 06/12/30 ............ 9,000 10,932,913
5.50% , 02/17/32 ............ 25,400 28,712,054
ZF North America Capital, Inc.
6.88% , 04/14/28
(c)
........... USD 400 409,112
7.13% , 04/14/30
(c)
........... 3,119 3,143,606
6.75% , 04/23/30
(c)
........... 658 652,489
7.50% , 03/24/31
(c)
........... 4,488 4,518,267
7.50% , 03/24/31
(b)
........... 3,549 3,572,935
6.88% , 04/23/32
(c)
........... 2,354 2,315,877
722,026,421
Ghana — 0.0%
(b)
Kosmos Energy Ltd. , 7.50% , 03/01/28 1,217 1,156,028
Tullow Holdco 2 Ltd. , 15.00% , ( 15.00%
Cash or 4.75 % PIK), 11/15/28
(o)
.. 1,521 1,497,486
2,653,514
Greece — 0.1%
(b)
Eurobank SA , (1-Year EURIBOR
ICE Swap Rate + 1.70%), 4.00% ,
02/07/36
(a)
................ EUR 4,018 4,560,783
National Bank of Greece SA , (5-Year
EURIBOR ICE Swap Rate + 3.15%),
5.88% , 06/28/35
(a)
........... 10,929 13,265,852
Public Power Corp. SA , 4.25% ,
10/31/30 ................. 3,431 3,938,663
21,765,298
Security
Par (000)
Par (000) Value
Hong Kong — 0.3%
Bank of East Asia Ltd. (The) , (1-Year
US Treasury Yield Curve Rate T
Note Constant Maturity + 1.40%),
5.38% , 05/13/32
(a) (b)
.......... USD 7,670 $ 7,679,089
Celestial Dynasty Ltd.
(b)
6.38% , 08/22/28 ............ 364 361,954
6.38% , 08/22/28 ............ 4,636 4,609,946
CS Treasury Management Services B
Ltd. , 7.00% , 12/05/31
(b)
........ 4,000 4,040,000
CS Treasury Management Services P
Ltd. , 9.00%
(b) (g) (n)
............ 7,500 7,715,625
CTF Services Ltd. , 0.75% , 10/03/28
(b) (p)
HKD 36,000 4,434,102
Estate Sky Ltd. , 10.50% , 05/21/28
(b)
. USD 33,500 34,086,250
Happy Ever Holdings Ltd. , 0.50% ,
07/16/30
(b) (p)
............... HKD 20,000 2,451,915
Jinkai Investment Holdings Ltd. , 0.00% ,
02/05/31
(b) (i) (p)
.............. USD 13,700 12,330,000
Li & Fung Ltd. , 5.25%
(b) (n)
......... 6,500 3,672,500
Melco Resorts Finance Ltd.
5.63% , 07/17/27
(b)
........... 4,000 3,992,000
5.75% , 07/21/28
(b)
........... 21,000 20,859,300
7.63% , 04/17/32
(c)
........... 5,300 5,432,659
7.63% , 04/17/32
(b)
........... 2,000 2,050,060
6.50% , 09/24/33
(c)
........... 768 754,760
New World China Land Ltd. , 4.75% ,
01/23/27
(b)
................ 9,400 9,094,500
NWD Finance BVI Ltd.
(b)(d)(e)(n)
6.25% ................... 2,000 1,275,000
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
5.86%), 4.13%
(a)
.......... 1,000 817,500
(3-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
6.20%), 10.13%
(a)
......... 1,000 971,250
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
7.89%), 12.18%
(a)
......... 1,000 933,500
REXLot Holdings Ltd.
(b)(d)(e)(f)(p)
6.00% , 04/28/17 ............ HKD 1,103 —
4.50% , 04/17/19 ............ 15,091 —
Swire Pacific Finance Ltd. , 0.00% ,
06/16/27
(b) (i) (p)
.............. 59,000 7,910,198
135,472,108
India — 0.7%
Adani Ports & Special Economic Zone
Ltd. , 5.00% , 08/02/41
(b)
........ USD 4,000 3,519,240
Adani Renewable Energy RJ Ltd. ,
4.63% , 10/15/39
(b)
........... 3,230 2,734,227
Atsol Global Ifsc Ltd. , 6.12% ,
04/09/41
(b) (g)
............... 12,800 12,632,832
Axis Bank Ltd.
(b)
5.35% , 06/30/31 ............ 10,000 10,048,900
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
2.60%), 6.88%
(a) (n)
......... 10,000 10,050,000
Biocon Biologics Global plc , 6.67% ,
10/09/29
(b)
................ 2,498 2,510,490
Clean Renewable Power Mauritius Pte.
Ltd. , 4.25% , 03/25/27
(b)
........ 13,237 13,038,790
Continuum Energy Aura Pte. Ltd. ,
9.50% , 02/24/27
(b)
........... 17,000 17,085,000
Continuum Green Energy India Pvt ,
7.50% , 06/26/33
(b)
........... 3,708 3,804,176
GMR Energy Ltd. , 8.00% , 07/31/30
(f) (g)
INR 1,050,000 11,052,034

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
India (continued)
Greenko Rj01 Irep Pvt Ltd. , 13.50% ,
09/30/27
(g)
................ INR 400,000 $ 4,277,783
Greenko Wind Projects Mauritius Ltd.
7.25% , 09/27/28
(c)
........... USD 1,156 1,165,785
7.25% , 09/27/28
(b)
........... 3,677 3,706,881
IIFL Finance Ltd. , 7.60% , 09/10/29
(b)
. 8,900 8,955,625
India Clean Energy Holdings , 4.50% ,
04/18/27
(b)
................ 10,000 9,850,000
India Cleantech Energy , 4.70% ,
08/10/26
(b)
................ 5,931 5,916,173
India Green Power Holdings , 4.00% ,
02/22/27
(b)
................ 11,982 11,838,611
IRB Infrastructure Developers Ltd. ,
7.11% , 03/11/32
(b)
........... 14,800 14,995,360
Mumbai International Airport Ltd. ,
6.95% , 07/04/29
(b)
........... 21,800 22,321,609
Muthoot Finance Ltd.
(b)
6.38% , 04/23/29 ............ 3,500 3,512,250
6.38% , 03/02/30 ............ 5,093 5,085,361
5.75% , 08/04/30 ............ 5,650 5,527,536
Porteast Investment Pvt Ltd. , 19.75% ,
05/29/28
(i)
................. INR 3,600,000 46,509,876
ReNew Pvt Ltd. , 5.88% , 03/05/27
(b)
.. USD 10,000 9,971,200
Renew Treasury Ifsc Pvt Ltd. , 6.50% ,
02/02/31
(c)
................ 693 687,047
ReNew Wind Energy AP2 , 4.50% ,
07/14/28
(b)
................ 6,500 6,282,640
Sammaan Capital Ltd.
(b)
9.70% , 07/03/27 ............ 10,000 10,281,250
7.50% , 10/16/30 ............ 10,275 10,364,906
Vedanta Resources Finance II plc
10.88% , 09/17/29
(c)
.......... 12,204 12,936,240
10.88% , 09/17/29
(b)
.......... 21,474 22,762,440
9.48% , 07/24/30
(b)
........... 5,150 5,528,370
11.25% , 12/03/31
(c)
.......... 4,530 5,047,598
11.25% , 12/03/31
(b)
.......... 8,000 8,914,080
7.00% , 07/13/32
(b)
........... 5,000 4,986,813
9.85% , 04/24/33
(c)
........... 611 665,269
7.38% , 07/13/34
(b)
........... 5,000 4,968,750
7.75% , 07/13/37
(b)
........... 5,000 4,975,000
338,510,142
Indonesia — 0.2%
Bank Negara Indonesia Persero Tbk.
PT , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
3.26%), 7.15%
(a) (b) (n)
.......... 9,000 8,991,000
Freeport Indonesia PT , 4.76% ,
04/14/27
(b)
................ 1,707 1,706,382
Krakatau Posco PT
(b)
6.38% , 06/11/27 ............ 5,000 5,032,450
6.38% , 06/11/29 ............ 5,000 5,024,200
LLPL Capital Pte. Ltd. , 6.88% ,
02/04/39
(b)
................ 4,582 4,651,026
Medco Cypress Tree Pte. Ltd.
8.63% , 05/19/30
(c)
........... 212 221,116
8.63% , 05/19/30
(b)
........... 2,000 2,086,000
Medco Laurel Tree Pte. Ltd. , 6.95% ,
11/12/28
(b)
................ 7,620 7,648,575
Medco Maple Tree Pte. Ltd.
8.96% , 04/27/29
(c)
........... 5,467 5,632,377
8.96% , 04/27/29
(b)
........... 10,230 10,539,457
Minejesa Capital BV , 5.63% , 08/10/37
(c)
742 706,755
Modernland Overseas Pte. Ltd. ,
6.00% , ( 6.00 % Cash or 6.00 % PIK),
04/30/27
(b) (o)
............... 14,162 4,582,435
Security
Par (000)
Par (000) Value
Indonesia (continued)
Nickel Industries Ltd. , 9.00% ,
09/30/30
(b)
................ USD 6,165 $ 6,326,831
Star Energy Geothermal Wayang
Windu Ltd. , 6.75% , 04/24/33
(b)
... 7,712 7,808,400
70,957,004
Ireland — 0.1%
Bank of Ireland Group plc , (5-Year
U.K. Government Bonds Note
Generic Bid Yield + 4.70%), 7.59% ,
12/06/32
(a) (b)
............... GBP 6,000 8,179,607
Cedacri SpA
(a)(b)
(3-mo. EURIBOR at 4.63% Floor +
4.63%), 6.91% , 05/15/28 .... EUR 5,547 6,088,004
(3-mo. EURIBOR at 0.00% Floor +
5.50%), 7.78% , 05/15/28 .... 3,977 4,395,519
eircom Finance DAC , 5.00% ,
04/30/31
(b)
................ 3,724 4,305,658
Flutter Treasury DAC , 4.00% ,
06/04/31
(b)
................ 12,687 14,276,003
GGAM Finance Ltd.
(c)
8.00% , 02/15/27 ............ USD 1,994 1,998,565
8.00% , 06/15/28 ............ 288 297,983
6.88% , 04/15/29 ............ 1,892 1,933,251
Virgin Media O2 Vendor Financing
Notes V DAC , 7.88% , 03/15/32
(b)
. GBP 6,063 6,664,436
Virgin Media O2 Vendor Financing
Notes VI DAC , 8.50% , 03/15/33
(c)
. USD 7,893 6,342,204
Virgin Media O2 Vendor Financing
Notes VIII DAC , 8.88% , 07/15/33
(b)
GBP 1,327 1,429,080
55,910,310
Israel — 0.1%
Energean Israel Finance Ltd. , 8.50% ,
09/30/33
(b) (c)
............... USD 4,384 4,623,346
Energean plc , 5.63% , 05/12/31
(b)
... EUR 9,527 10,847,935
Teva Pharmaceutical Finance
Netherlands II BV
7.38% , 09/15/29 ............ 2,542 3,198,569
4.13% , 06/01/31 ............ 233 267,557
Teva Pharmaceutical Finance
Netherlands III BV
3.15% , 10/01/26 ............ USD 2,679 2,668,284
4.75% , 05/09/27 ............ 452 451,718
6.75% , 03/01/28 ............ 400 409,380
7.88% , 09/15/29 ............ 1,447 1,554,671
24,021,460
Italy — 1.0%
Almaviva-The Italian Innovation Co.
SpA , 5.00% , 10/30/30
(b)
....... EUR 13,078 14,575,231
Banca Monte dei Paschi di Siena SpA
(b)
(5-Year EURIBOR ICE Swap Rate +
5.01%), 7.71% , 01/18/28
(a)
... 3,300 3,999,544
3.50% , 04/23/29 ............ 34,600 40,104,182
2.63% , 01/22/30 ............ 24,420 27,569,173
2.75% , 01/18/31 ............ 16,770 18,936,326
(5-Year EURIBOR ICE Swap Rate +
2.15%), 4.38% , 10/02/35
(a)
... 8,771 10,268,536
Cesar SpA
(b)
6.50% , 09/30/31 ............ 8,995 10,514,067
(3-mo. EURIBOR at 0.00% Floor +
4.25%), 6.54% , 09/30/31
(a)
... 7,521 8,703,116
Dolcetto Holdco SpA , 5.63% ,
07/14/32
(b)
................ 14,524 16,692,321
Enel SpA , (5-Year EURIBOR ICE Swap
Rate + 3.49%), 6.38%
(a) (b) (n)
..... 6,000 7,176,388

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Italy (continued)
Engineering - Ingegneria Informatica -
SpA , 11.13% , 05/15/28
(b)
....... EUR 6,517 $ 7,740,999
Eni SpA , 5.70% , 10/01/40
(c)
....... USD 200 196,364
Fedrigoni SpA
(b)
(3-mo. EURIBOR at 0.00% Floor +
4.00%), 6.29% , 01/15/30
(a)
... EUR 5,871 6,765,857
6.13% , 06/15/31 ............ 13,069 15,149,416
Fiber Midco SpA , 10.75% , ( 10.75%
Cash or 10.75 % PIK), 06/15/29
(b) (o)
3,251 3,398,989
Fibercop SpA
4.75% , 06/30/30
(b)
........... 1,754 2,041,978
5.38% , 04/15/31
(b)
........... 4,646 5,505,281
5.13% , 06/30/32
(b)
........... 2,473 2,903,097
6.00% , 09/30/34
(c)
........... USD 931 899,079
7.20% , 07/18/36
(c)
........... 8,063 8,268,198
Series 2038 , 7.72% , 06/04/38
(c)
.. 385 402,990
FIS Fabbrica Italiana Sintetici SpA ,
(3-mo. EURIBOR + 3.25%), 5.40% ,
02/05/31
(a) (b)
............... EUR 1,210 1,395,950
Gruppo San Donato SpA , 6.50% ,
10/31/31
(b)
................ 10,207 11,525,598
IMA Industria Macchine Automatiche
SpA , (3-mo. EURIBOR at 0.00%
Floor + 3.75%), 5.95% , 04/15/29
(a) (b)
10,920 12,620,540
Intesa Sanpaolo SpA
(b)
(BPISDS01 + 2.59%), 6.50% ,
03/14/29
(a)
.............. GBP 10,000 13,628,489
5.15% , 06/10/30 ............ 6,595 8,684,732
(5-Year EUR Swap Annual +
1.95%), 4.27% , 11/14/36
(a)
... EUR 15,500 17,981,753
Irca SpA , (3-mo. EURIBOR at 0.00%
Floor + 3.75%), 6.15% , 12/15/29
(a) (b)
1,700 1,952,398
Italmatch Chemicals SpA
(b)
6.25% , 02/05/31 ............ 558 649,180
(3-mo. EURIBOR at 0.00% Floor +
4.13%), 6.42% , 02/05/31
(a)
... 4,275 4,929,184
Itelyum Regeneration SpA , 5.75% ,
04/15/30
(b)
................ 11,105 12,864,177
Kiko SpA , (3-mo. EURIBOR at 0.00%
Floor + 3.25%), 5.45% , 01/15/32
(a) (b)
8,277 9,539,758
Lottomatica Group SpA
(b)
5.38% , 06/01/30 ............ 3,508 4,118,124
4.88% , 01/31/31 ............ 4,327 5,044,954
4.63% , 04/30/32 ............ 2,072 2,381,948
Midnights SPV SRL , (3-mo. EURIBOR
+ 3.15%), 5.17% , 08/22/26
(a) (b) (f)
.. 21,233 24,260,769
Multiversity SpA
(b)
(3-mo. EURIBOR at 0.00% Floor +
4.25%), 6.40% , 05/17/31
(a)
... 10,131 11,675,865
7.13% , 05/17/31 ............ 9,117 10,811,505
Neopharmed Gentili SpA , (3-mo.
EURIBOR at 0.00% Floor + 3.25%),
5.54% , 06/29/33
(a) (b)
.......... 3,402 3,932,124
Prysmian SpA , 3.63% , 11/28/28
(b)
... 7,615 8,772,958
Rossini SARL
(b)
(3-mo. EURIBOR at 0.00% Floor +
3.88%), 6.17% , 12/31/29
(a)
... 2,093 2,409,553
6.75% , 12/31/29 ............ 7,317 8,661,666
Taurus Law 130 Securities SRL ,
(Acquired 07/14/23 , cost
$ 14,032,897 ) , (3-mo. EURIBOR +
3.25%), 5.77% , 08/22/27
(a) (b) (f) (k)
.. 12,630 14,372,114
TeamSystem SpA
(b)
5.00% , 07/01/31 ............ 5,699 6,272,617
(3-mo. EURIBOR at 0.00% Floor +
3.25%), 5.45% , 07/01/32
(a)
... 5,867 6,586,273
Security
Par (000)
Par (000) Value
Italy (continued)
6.50% , 07/01/32 ............ EUR 5,361 $ 6,115,798
Telecom Italia Capital SA , 7.72% ,
06/04/38 ................. USD 707 811,845
UniCredit SpA
(a)(b)
(GUKG1 + 1.10%), 5.30% , 07/31/32 GBP 6,200 8,233,694
(5-Year EURIBOR ICE Swap Rate +
1.30%), 4.23% , 05/19/36 .... EUR 22,000 25,410,089
Unipol Assicurazioni SpA , 4.90% ,
05/23/34
(b)
................ 2,100 2,523,969
459,978,756
Jamaica — 0.0%
Digicel Group Holdings Ltd. , Series
2B14 , 0.00% , 12/31/30
(c) (f) (i)
..... USD 2,510 150,620
Japan — 0.7%
Daiwa House Industry Co. Ltd. , 0.00% ,
03/30/29
(b) (i) (p)
.............. JPY 10,000 60,918
Honda Motor Co. Ltd. , 4.44% ,
07/07/36
(b)
................ EUR 14,270 16,304,902
JX Advanced Metals Corp.
(b)(i)(p)
0.00% , 06/04/29 ............ JPY 3,380,000 25,776,931
0.00% , 06/03/31 ............ 3,050,000 23,213,352
Kansai Paint Co. Ltd.
(b)(i)(p)
0.00% , 03/08/29 ............ 10,000 66,915
0.00% , 03/07/31 ............ 10,000 66,484
Kioxia Holdings Corp. , 6.25% ,
07/24/30
(c)
................ USD 4,715 4,863,855
Mitsubishi UFJ Financial Group, Inc. ,
3.68% , 02/22/27 ............ 3,300 3,287,419
Mizuho Financial Group, Inc. , (1-day
SOFR + 1.08%), 4.78% , 07/13/32
(a)
10,000 10,009,400
Nagoya Railroad Co. Ltd. , 0.00% ,
06/16/34
(b) (i) (p)
.............. JPY 20,000 129,709
Nippon Steel Corp.
(b)(i)(p)
0.00% , 02/14/29 ............ 2,900,000 17,898,152
0.00% , 02/14/31 ............ 2,180,000 13,461,176
Nissan Motor Co. Ltd.
5.25% , 07/17/29
(b)
........... EUR 11,559 13,392,441
7.50% , 07/17/30
(c)
........... USD 348 358,675
4.81% , 09/17/30
(c)
........... 7,052 6,567,792
7.75% , 07/17/32
(c)
........... 4,699 4,870,303
6.38% , 07/17/33
(b)
........... EUR 7,998 9,328,604
8.13% , 07/17/35
(c)
........... USD 3,954 4,187,170
NTT Finance Corp.
(b)
(1-day SOFR + 1.03%), 1.00% ,
06/20/31
(a)
.............. 10,000 9,991,400
4.23% , 11/01/38 ............ EUR 23,860 27,443,658
Rakuten Group, Inc.
(b)
11.25% , 02/15/27 ........... USD 1,540 1,591,024
9.75% , 04/15/29 ............ 2,547 2,768,101
RLGH Finance Bermuda Ltd.
(b)
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
3.02%), 6.88%
(a) (n)
......... 5,000 5,001,381
6.75% , 07/02/35 ............ 9,160 9,521,161
SoftBank Group Corp.
(b)
(USISOA05 + 4.85%), 6.88%
(a) (n)
. 5,000 4,983,025
5.00% , 04/15/28 ............ EUR 3,624 4,192,020
5.38% , 01/08/29 ............ 5,003 5,803,812
3.38% , 07/06/29 ............ 10,687 11,709,867
5.25% , 10/10/29 ............ 5,379 6,177,193
6.38% , 04/22/30 ............ 4,885 5,720,082
5.88% , 07/10/31 ............ 1,000 1,146,232
7.00% , 04/22/32 ............ 8,050 9,587,490
5.75% , 07/08/32 ............ 17,689 20,087,924

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Japan (continued)
7.25% , 07/10/32 ............ USD 4,000 $ 3,940,154
6.38% , 07/10/33 ............ EUR 7,687 8,809,913
7.38% , 04/22/34 ............ 8,531 10,157,616
Sompo Holdings, Inc.
(a)
(1-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
2.13%), 5.41% , 04/22/37
(c)
... USD 4,775 4,687,884
(1-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
2.13%), 5.41% , 04/22/37
(b)
... 9,950 9,768,469
Sony Group Corp. , 4.66% , 06/30/31 . 450 450,176
Sumitomo Mitsui Financial Group, Inc. ,
(1-day SOFR + 1.05%), 4.75% ,
07/07/32
(a)
................ 8,100 8,100,340
325,483,120
Jersey, Channel Islands — 0.1%
Aston Martin Capital Holdings Ltd.
10.00% , 03/31/29
(c)
.......... 15,389 11,973,204
10.38% , 03/31/29
(b)
.......... GBP 12,918 13,637,729
10.38% , 03/31/29
(b)
.......... 723 761,184
Deepocean Ltd. , 6.00% , 04/08/31
(b)
.. EUR 12,415 14,537,502
Stonepeak Motion Holdco Ltd. , 5.00% ,
07/15/33
(b)
................ 3,567 4,105,985
TER Finance Jersey Ltd. , 4.50% ,
10/31/31
(b)
................ 10,892 12,440,765
57,456,369
Jordan — 0.0%
Hikma Finance USA LLC
(b)
5.13% , 07/08/30 ............ USD 470 467,058
5.13% , 07/08/30 ............ 2,381 2,366,095
2,833,153
Kazakhstan — 0.0%
Kaspi.KZ JSC
6.25% , 03/26/30
(c)
........... 1,263 1,276,413
6.25% , 03/26/30
(b)
........... 417 421,429
5.90% , 04/28/31
(c)
........... 3,520 3,516,119
KazMunayGas National Co. JSC ,
6.38% , 10/24/48
(b)
........... 8,239 8,254,655
13,468,616
Kuwait — 0.0%
Equate Petrochemical Co. KSCC ,
4.25% , 11/03/26
(b)
........... 521 518,781
Luxembourg — 0.5%
ADLER Financing SARL , 8.25% ,
( 8.25 % Cash or 8.25 % PIK),
12/31/28
(o)
................ EUR 28,366 33,250,770
Albion Financing 1 SARL
5.38% , 05/21/30
(b)
........... 1,599 1,891,133
7.00% , 05/21/30
(c)
........... USD 2,407 2,492,265
Breakwater Energy Holdings SARL
9.25% , 11/15/30
(c)
........... 7,869 8,302,417
9.25% , 11/15/30
(b)
........... 5,839 6,160,606
Ephios Subco 3 SARL , 7.88% ,
01/31/31
(b)
................ EUR 9,461 11,398,799
Essendi SA
(b)
5.38% , 05/15/30 ............ 1,611 1,874,927
5.50% , 11/15/31 ............ 1,352 1,567,850
5.63% , 05/15/32 ............ 6,558 7,628,306
(3-mo. EURIBOR + 3.75%), 6.03% ,
05/15/32
(a)
.............. 3,756 4,357,683
Garfunkelux Holdco 3 SA , 9.00% ,
09/01/28
(b)
................ 14,978 17,156,696
Security
Par (000)
Par (000) Value
Luxembourg (continued)
Garfunkelux Holdco 4 SA , 10.50% ,
( 10.50 % Cash or 10.50 % PIK),
05/01/30
(b) (d) (e) (o)
............. EUR 2,299 $ —
Herens Holdco SARL , 4.75% ,
05/15/28
(c)
................ USD 2,531 2,207,664
INEOS Finance plc
6.38% , 04/15/29
(b)
........... EUR 9,304 10,456,402
7.50% , 04/15/29
(c)
........... USD 1,768 1,718,912
7.25% , 03/31/31
(b)
........... EUR 2,860 3,111,230
ION Platform Finance SARL
(b)
7.88% , 05/01/29 ............ 12,380 12,732,429
6.50% , 09/30/30 ............ 12,883 11,815,937
6.88% , 09/30/32 ............ 12,053 10,204,156
Kleopatra Finco SARL , (1-mo.
EURIBOR + 2.00%), 6.00% ,
01/30/31
(a)
................ 9,072 8,707,144
Luna 2.5 SARL , 5.50% , 07/01/32
(b)
.. 12,566 14,560,320
Maxam Prill SARL , 6.00% , 07/15/30
(b)
32,031 37,353,573
Monitchem HoldCo 3 SA , 8.00% ,
07/15/31
(b)
................ 4,896 5,572,435
Summer BC Holdco B SARL
(b)
5.88% , 02/15/30 ............ 7,421 7,432,256
(3-mo. EURIBOR at 0.00% Floor +
4.25%), 6.53% , 02/15/30
(a)
... 1,621 1,620,325
Titanium 2l Bondco SARL , 6.25% ,
( 6.25 % Cash or 6.25 % PIK),
01/14/31
(o)
................ 38,898 6,283,302
Vivion Investments SARL
(b)
8.25% , ( 8.25 % Cash or 8.00 % PIK),
02/28/29
(o)
.............. 11,114 12,707,679
5.63% , 06/08/30 ............ 7,765 8,579,418
5.63% , 06/08/30 ............ 2,101 2,321,360
253,465,994
Macau — 0.2%
Studio City Co. Ltd. , 6.13% , 05/15/31
(b)
USD 10,000 9,897,000
Studio City Finance Ltd.
6.50% , 01/15/28
(b)
........... 7,000 6,983,620
5.00% , 01/15/29
(b)
........... 14,866 14,222,302
5.00% , 01/15/29
(c)
........... 3,100 2,965,770
Wynn Macau Ltd.
5.50% , 10/01/27
(c)
........... 2,941 2,926,295
5.63% , 08/26/28
(c)
........... 3,578 3,548,303
5.63% , 08/26/28
(b)
........... 10,646 10,557,638
4.50% , 03/07/29
(c) (p)
.......... 19,300 19,184,200
6.75% , 02/15/34
(c)
........... 6,879 6,836,694
77,121,822
Malaysia — 0.0%
Gohl Capital Holdings Ltd.
(a)(b)(n)
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
4.26%), 8.30% ........... 5,000 4,831,250
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
4.26%), 8.30% ........... 7,028 6,790,805
11,622,055
Mauritius — 0.2%
(f)
Flourishing Trade & Investment Ltd. ,
11.04% , 04/02/28
(c)
.......... 65,765 67,659,009
Resurgent Trade & Investments Ltd. ,
9.52% , 12/05/27
(b)
........... 44,132 44,132,000
111,791,009

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Mexico — 0.0%
Banco Nacional de Mexico SA , (5-Year
US Treasury Yield Curve Rate T
Note Constant Maturity + 2.68%),
6.70% , 08/07/36
(a) (c)
.......... USD 657 $ 648,460
FIEMEX Energia - Banco Actinver SA
Institucion de Banca Multiple , 7.25% ,
01/31/41
(c)
................ 8,677 8,790,728
Grupo Aeromexico SAB de CV , 8.25% ,
11/15/29
(b)
................ 2,446 2,493,379
Grupo Televisa SAB , 6.63% , 01/15/40 753 660,968
Industrias Penoles SAB de CV , 4.15% ,
09/12/29
(b)
................ 748 726,114
Orbia Advance Corp. SAB de CV ,
6.75% , 09/19/42
(c)
........... 762 672,846
Trust 2401
(c)
4.87% , 01/15/30 ............ 1,171 1,135,864
7.70% , 01/23/32 ............ 895 955,583
16,083,942
Mongolia — 0.0%
Tsetsens Mining & Energy LLC ,
11.38% , 02/05/31
(b)
.......... 7,500 7,841,550
Netherlands — 0.6%
ABN AMRO Bank NV , 4.63% ,
11/08/30
(b)
................ GBP 12,200 15,931,292
AM Green Power BV , 11.30% ,
07/09/27
(b) (f)
................ USD 28,189 27,765,845
Boels Topholding BV
(b)
5.75% , 05/15/30 ............ EUR 7,780 9,134,068
5.75% , 05/15/30 ............ 669 785,436
Cooperatieve Rabobank UA , 4.63% ,
05/23/29
(b)
................ GBP 10,100 13,230,987
IMCD NV
(b)
4.88% , 09/18/28 ............ EUR 1,403 1,650,614
4.88% , 09/18/28 ............ 28,460 33,482,881
3.63% , 04/30/30 ............ 35,646 40,830,649
ING Groep NV
(a)(b)
(5-Year U.K. Government Bonds
Note Generic Bid Yield + 2.80%),
6.25% , 05/20/33 .......... GBP 7,900 10,669,494
(5-Year EURIBOR ICE Swap Rate +
1.65%), 4.38% , 08/15/34 .... EUR 22,100 25,746,545
(5-Year EURIBOR ICE Swap Rate +
1.35%), 4.25% , 05/18/38 .... 16,200 18,686,296
JDE Peet's NV , 4.13% , 01/23/30
(b)
.. 17,201 20,028,291
Nouryon Finance BV , 6.13% , 07/15/31
(b)
4,734 5,495,418
Q-Park Holding I BV
(b)
5.13% , 03/01/29 ............ 1,339 1,562,501
5.13% , 02/15/30 ............ 6,830 7,968,623
5.13% , 02/15/30 ............ 389 453,850
Sunrise FinCo. I BV
4.88% , 07/15/31
(c)
........... USD 4,897 4,631,142
4.63% , 05/15/32
(b)
........... EUR 11,781 13,472,962
Trivium Packaging Finance BV , 12.25% ,
01/15/31
(c)
................ USD 1,726 1,907,813
Universal Music Group NV , 4.13% ,
06/16/36
(b)
................ EUR 10,130 11,720,680
VZ Secured Financing BV
5.00% , 01/15/32
(c)
........... USD 8,183 7,161,559
5.25% , 01/15/33
(b)
........... EUR 25,166 27,394,576
7.50% , 01/15/33
(c)
........... USD 368 352,108
VZ Vendor Financing II BV , 2.88% ,
01/15/29
(b)
................ EUR 4,755 5,248,867
Ziggo Bond Co. BV
3.38% , 02/28/30
(b)
........... 1,127 1,152,985
Security
Par (000)
Par (000) Value
Netherlands (continued)
5.13% , 02/28/30
(c)
........... USD 1,264 $ 1,110,081
6.13% , 11/15/32
(b)
........... EUR 4,783 4,949,245
Ziggo BV , 4.88% , 01/15/30
(c)
...... USD 443 415,760
312,940,568
New Zealand — 0.0%
Powerco Ltd. , 6.43% , 04/28/36
(b)
... AUD 8,010 5,672,721
Nigeria — 0.0%
IHS Holding Ltd. , 6.25% , 11/29/28
(c)
. USD 7,038 7,009,408
Norway — 0.0%
Athomstart Invest 1083 A/S , (3-mo.
EURIBOR at 0.00% Floor + 6.00%),
8.28% , 06/04/30
(a) (b) (c)
......... EUR 17,300 19,905,141
Panama — 0.0%
AES Panama Generation Holdings
SRL , 4.38% , 05/31/30
(b)
....... USD 1,828 1,728,171
Peru — 0.0%
(c)
Marcobre SAC , 5.75% , 01/22/36 ... 616 607,222
Pluspetrol Camisea SA , 6.24% ,
07/03/36 ................. 651 677,561
Volcan Cia Minera SAA , 8.50% ,
10/28/32 ................. 709 730,908
2,015,691
Philippines — 0.1%
(b)
ACEN Finance Ltd. , 4.00%
(n)
...... 17,059 10,201,282
San Miguel Global Power Holdings
Corp.
(a)(n)
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
7.73%), 8.75% ........... 600 608,820
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
7.73%), 8.75% ........... 7,000 7,102,900
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
6.40%), 8.13% ........... 4,465 4,439,907
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
7.12%), 8.38% ........... 12,819 12,740,932
VLL International, Inc. , 9.38% , 07/29/29 3,828 2,104,290
37,198,131
Portugal — 0.2%
(b)
Banco Espirito Santo SA
(d)(e)
2.63% , 05/08/17 ............ EUR 6,100 1,533,369
4.75% , 01/15/18 ............ 15,500 3,896,266
4.00% , 01/21/25 ............ 19,000 4,776,068
EDP SA
(a)
(5-Year EURIBOR ICE Swap Rate +
2.40%), 4.63% , 09/16/54 .... 11,500 13,348,883
(5-Year EUR Swap Annual +
2.38%), 1.88% , 08/02/81 .... 44,800 51,108,867
74,663,453
Qatar — 0.0%
CBQ Finance Ltd. , (1-day SOFR +
1.30%), 4.95% , 07/16/30
(a) (b)
.... USD 10,000 9,960,200
Republic of Turkiye — 0.1%
Eregli Demir ve Celik Fabrikalari TAS ,
8.38% , 07/23/29
(c)
........... 200 207,500
Sisecam UK plc
8.25% , 05/02/29
(b)
........... 2,473 2,526,324
8.38% , 01/23/33
(c) (q)
.......... 4,582 4,646,148

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Republic of Turkiye (continued)
8.38% , 01/23/33
(b)
........... USD 1,103 $ 1,118,442
TAV Havalimanlari Holding A/S , 8.50% ,
12/07/28
(b)
................ 10,651 10,973,859
TPAO Varlik Kiralama ASA , 6.30% ,
03/04/31
(b)
................ 2,385 2,317,723
Turk Telekomunikasyon A/S
7.38% , 05/20/29
(b)
........... 1,735 1,772,979
6.95% , 10/07/32
(b)
........... 1,483 1,473,242
6.95% , 10/07/32
(c)
........... 590 586,118
Turkcell Iletisim Hizmetleri A/S
7.65% , 01/24/32
(b)
........... 7,705 7,973,596
7.65% , 01/24/32
(c)
........... 635 657,136
Turkish Airlines Pass-Through Trust ,
Series 2015-1 , Class A , 4.20% ,
03/15/27
(c)
................ 1,256 1,225,051
TVF Varlik Kiralama A/S , 6.95% ,
01/23/30
(b)
................ 5,530 5,576,507
41,054,625
Saudi Arabia — 0.1%
(b)
Alinma Sukuk Ltd. , (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 2.10%), 5.87% ,
01/23/36
(a)
................ 4,285 4,256,248
Gaci First Investment Co.
4.88% , 05/14/29 ............ 2,769 2,755,376
5.25% , 05/14/33 ............ 1,359 1,356,282
NCB Tier 1 Sukuk Ltd. , (6-Year USD
Constant Maturity + 2.89%),
3.50%
(a) (n)
................. 4,000 3,987,520
Riyad Sukuk Ltd. , (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 2.25%), 6.21% ,
07/14/35
(a)
................ 3,267 3,287,092
Saudi Awwal Bank , (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 2.20%), 5.95% ,
09/04/35
(a)
................ 11,504 11,425,198
Saudi Electricity Sukuk Programme Co.
4.94% , 02/13/29 ............ 5,230 5,242,291
5.23% , 02/18/30 ............ 8,113 8,192,913
5.68% , 04/11/53 ............ 3,460 3,392,945
43,895,865
Singapore — 0.1%
Continuum Energy Pte. Ltd. , 12.85% ,
09/11/27
(c) (f)
................ 14,672 14,580,734
ESR Asset Management Ltd.
(a)(b)(n)
(SDSW7 + 7.06%), 5.60% ..... SGD 750 578,564
(SDSW10 + 6.13%), 5.65% .... 4,250 3,196,301
GLP Pte. Ltd.
(b)
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
3.74%), 7.87%
(a) (n)
......... USD 10,087 5,749,590
9.75% , 05/20/28 ............ 5,500 4,688,750
Puma International Financing SA ,
7.75% , 04/25/29
(b)
........... 13,800 14,158,110
STMicroelectronics NV
(b)(p)
Series A , 0.00% , 06/23/31
(i)
..... 2,200 2,225,445
Series B , 0.63% , 06/23/33 ...... 2,400 2,401,445
Trafigura Funding SA , 5.63% ,
07/01/31
(b)
................ 8,680 8,566,978
56,145,917
Slovenia — 0.0%
United Group BV
(b)
5.25% , 02/01/30 ............ EUR 1,543 1,776,607
Security
Par (000)
Par (000) Value
Slovenia (continued)
6.75% , 02/15/31 ............ EUR 4,288 $ 5,099,085
(3-mo. EURIBOR at 0.00% Floor +
3.25%), 5.53% , 01/31/33
(a)
... 2,179 2,498,605
9,374,297
South Africa — 0.0%
Bidvest Group UK plc (The) , 6.20% ,
09/17/32
(c)
................ USD 386 387,930
Liquid Telecommunications Financing
plc , 10.75% , 04/14/31
(c)
........ 548 566,210
Sappi Papier Holding GmbH
4.50% , 03/15/32
(b)
........... EUR 3,315 3,173,549
Sasol Financing USA LLC
4.38% , 09/18/26 ............ USD 270 268,898
8.75% , 05/03/29
(b)
........... 2,791 2,904,315
8.75% , 04/10/33
(c)
........... 644 666,942
Sibanye-Stillwater UK Financing plc
6.25% , 11/15/31
(c)
........... 1,293 1,275,221
6.25% , 11/15/31
(b)
........... 598 589,778
Stillwater Mining Co.
4.50% , 11/16/29
(c)
........... 547 522,932
4.50% , 11/16/29
(b)
........... 513 490,428
Transnet , 8.25% , 02/06/28
(b)
...... 2,660 2,761,612
13,607,815
South Korea — 0.1%
(b)
Hyundai Card Co. Ltd. , 5.75% , 04/24/29 2,316 2,362,494
LG Chem Ltd. , 1.60% , 07/18/30
(p)
... 2,000 1,976,000
LG Electronics, Inc. , 5.63% , 04/24/27 1,116 1,123,667
Mirae Asset Securities Co. Ltd. , 5.13% ,
07/06/29 ................. 10,010 10,003,894
NH Investment & Securities Co. Ltd. ,
5.00% , 06/29/31 ............ 9,130 9,080,424
Posco International Corp. , 5.13% ,
06/29/31 ................. 8,000 7,964,640
Shinhan Card Co. Ltd. , (1-day SOFR
at 0.00% Floor + 0.82%), 4.44% ,
12/24/29
(a)
................ 10,955 10,926,955
SK hynix, Inc. , 6.38% , 01/17/28 .... 545 559,797
43,997,871
Spain — 0.2%
(b)
Amadeus IT Group SA , 3.38% ,
03/25/30 ................. EUR 2,800 3,200,166
Arena Luxembourg Finance SARL ,
(3-mo. EURIBOR at 0.00% Floor +
2.50%), 4.65% , 05/01/30
(a)
..... 3,544 4,085,436
Banco Bilbao Vizcaya Argentaria SA ,
(5-Year EURIBOR ICE Swap Rate +
1.65%), 4.00% , 02/25/37
(a)
..... 35,800 41,075,868
Banco de Sabadell SA , (5-Year EUR
Swap Annual + 4.28%), 6.50%
(a) (n)
10,400 12,523,536
Banco Santander SA , 5.38% , 01/17/31 GBP 5,500 7,415,098
Cellnex Finance Co. SA , 3.88% ,
01/19/36 ................. EUR 12,800 14,449,381
Cirsa Finance International SARL
6.50% , 03/15/29 ............ 5,063 5,978,533
4.88% , 10/15/31 ............ 3,341 3,884,839
(3-mo. EURIBOR + 3.00%), 5.40% ,
10/15/32
(a)
.............. 4,720 5,441,156
Grifols SA
7.13% , 05/01/30 ............ 6,644 7,895,390
7.50% , 05/01/30 ............ 4,483 5,333,595
Grupo Antolin Irausa SA , 10.38% ,
01/30/30 ................. 821 429,618
111,712,616

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Sweden — 0.1%
Dometic Group AB
(b)
5.00% , 09/11/30 ............ EUR 4,143 $ 4,696,936
5.00% , 09/11/30 ............ 4,119 4,669,727
Heimstaden AB
(b)
8.38% , 01/29/30 ............ 975 1,165,355
7.36% , 01/24/31 ............ 643 747,425
Heimstaden Bostad Treasury BV ,
1.38% , 03/03/27
(b)
........... 2,395 2,705,194
Intrum Investments & Financing AB ,
8.00% , 09/11/27
(b)
........... 14,560 16,646,195
Stena International SA
7.25% , 01/15/31
(c)
........... USD 3,235 3,307,496
7.25% , 01/15/31
(b)
........... 6,866 7,019,867
7.63% , 02/15/31
(c)
........... 1,831 1,892,599
Verisure Holding AB , 4.13% , 01/02/32
(b)
EUR 2,281 2,624,646
45,475,440
Switzerland — 0.3%
Argentum Netherlands BV , (5-Year
US Treasury Yield Curve Rate T
Note Constant Maturity + 2.76%),
5.52%
(a) (b) (n)
................ USD 12,456 12,480,314
Clariant International Financial Services
Luxembourg Sarl , 4.13% , 01/15/32
(b)
EUR 15,500 17,742,369
Dufry One BV , 4.63% , 06/11/33
(b)
... 7,167 8,251,918
gategroup Finance Luxembourg SA ,
3.00% , 02/28/27
(b)
........... CHF 13,545 16,798,127
UBS AG , 7.50% , 02/15/28 ........ USD 700 732,872
UBS Group AG
(a)
(1-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
1.75%), 4.75% , 05/12/28
(c)
... 200 200,404
(1-Year EURIBOR ICE Swap Rate +
4.95%), 7.75% , 03/01/29
(b)
... EUR 5,800 7,112,904
(1-Year EURIBOR ICE Swap Rate +
1.35%), 3.13% , 06/15/30
(b)
... 7,397 8,426,801
UBS Switzerland AG
(b)
3.30% , 03/05/29 ............ 16,150 18,636,735
2.56% , 08/18/29 ............ 49,930 56,440,095
146,822,539
Taiwan — 0.1%
Foxconn Singapore Pte. Ltd. , 3.13% ,
11/04/31
(b)
................ 13,150 14,631,831
Nanshan Life Pte. Ltd.
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
1.85%), 5.88% , 03/17/41
(a) (b)
.. USD 10,985 10,729,269
25,361,100
Thailand — 0.0%
Muangthai Capital PCL
(b)
6.88% , 09/30/28 ............ 9,700 9,748,500
7.55% , 07/21/30 ............ 10,275 10,454,812
20,203,312
Ukraine — 0.1%
MHP Lux SA , 10.50% , 07/28/29
(c)
... 7,182 7,469,280
NAK Naftogaz Ukraine
(o)
7.13% , ( 7.13 % Cash or 7.13 % PIK),
07/19/26
(b)
.............. EUR 18,059 18,777,575
7.63% , ( 7.63 % Cash or 7.63 % PIK),
11/08/28
(c)
.............. USD 6,493 5,752,622
VF Ukraine PAT
(g)
9.62% , 02/11/27
(c)
........... 9,460 9,460,338
Security
Par (000)
Par (000) Value
Ukraine (continued)
9.62% , 02/11/27
(b)
........... USD 2,657 $ 2,656,547
44,116,362
United Arab Emirates — 0.1%
Aldar Properties PJSC , (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 2.02%), 5.88% ,
04/14/56
(a) (b)
............... 8,000 7,560,564
Alpha Star Holding IX Ltd.
(b)
7.00% , 08/26/28 ............ 1,384 1,374,907
7.00% , 08/26/28 ............ 3,545 3,521,710
Alpha Star Holding VIII Ltd. , 8.38% ,
04/12/27
(b)
................ 7,000 7,043,750
Alpha Star Holding X Ltd.
(b)
6.13% , 08/05/29 ............ 1,635 1,575,568
6.13% , 08/05/29 ............ 2,723 2,624,019
DAE Funding LLC , 3.38% , 03/20/28
(b)
1,867 1,808,656
DAE Sukuk Difc Ltd. , 4.50% , 10/16/30
(b)
1,674 1,614,355
Emirates Reit Sukuk III Ltd. , 7.50% ,
12/12/28
(b) (g)
............... 5,000 4,994,900
Magellan Capital Holdings plc , (1-Year
US Treasury Yield Curve Rate T
Note Constant Maturity + 4.23%),
8.38% , 07/08/29
(a) (b)
.......... 5,621 5,719,424
MDGH GMTN RSC Ltd. , 4.38% ,
11/22/33
(c)
................. 723 691,253
Sobha Sukuk I Holding Ltd. , 7.13% ,
09/11/30
(b)
................ 967 935,089
39,464,195
United Kingdom — 2.4%
10x Future Technologies Services
Ltd. , (Acquired 12/19/23 , cost
$ 5,976,804 ) , 15.00% , ( 15.00 % Cash
or 15.00 % PIK), 06/19/26
(d) (e) (f) (k) (o)
. GBP 4,655 4,630,895
Albion Financing 1 SARL , 5.38% ,
05/21/30
(b)
................ EUR 6,663 7,880,312
Alexandrite Monnet UK Holdco plc ,
6.88% , 05/31/31
(b)
........... 2,832 3,259,195
Allwyn Entertainment Financing UK
plc
(b)
7.25% , 04/30/30 ............ 3,055 3,621,542
4.13% , 02/15/31 ............ 6,155 6,923,617
4.63% , 08/15/31 ............ 3,964 4,472,651
4.63% , 08/15/31 ............ 4,553 5,183,493
Amber Finco plc , 6.63% , 07/15/29
(b)
. 1,144 1,354,064
Anglian Water Osprey Financing plc
(b)
6.75% , 08/27/31 ............ GBP 16,500 22,025,222
6.38% , 08/18/33 ............ 9,820 12,597,810
Ardonagh Finco Ltd.
6.88% , 02/15/31
(b)
........... EUR 28,270 32,510,652
7.75% , 02/15/31
(c)
........... USD 5,286 5,345,557
Ashtead Capital, Inc. , 4.25% , 11/01/29
(c)
900 881,149
Assura Financing plc , 1.63% ,
06/30/33
(b)
................ GBP 5,000 5,143,434
Avianca Midco 2 plc
9.63% , 02/14/30
(b)
........... USD 1,487 1,475,966
9.50% , 01/28/31
(c)
........... 15,962 15,696,632
Aviva plc , (3-mo. EURIBOR + 2.58%),
4.75% , 11/28/57
(a) (b)
.......... EUR 16,650 19,477,236
Barclays plc
4.84% , 05/09/28 ............ USD 200 200,149
(1-day SOFR + 0.91%), 4.91% ,
06/26/30
(a)
.............. 6,290 6,288,852

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United Kingdom (continued)
(5-Year U.K. Government Bonds
Note Generic Bid Yield + 4.75%),
8.41% , 11/14/32
(a) (b)
........ GBP 13,548 $ 18,718,182
BAT International Finance plc , 3.38% ,
05/11/29
(b)
................ EUR 18,531 21,230,862
BAT Netherlands Finance BV , 5.38% ,
02/16/31
(b)
................ 5,400 6,637,409
BCP V Modular Services Finance II
plc
(b)
4.75% , 11/30/28 ............ 8,853 9,560,251
6.13% , 11/30/28 ............ GBP 14,814 18,493,038
6.50% , 07/10/31 ............ EUR 17,458 17,254,509
BCP V Modular Services Finance plc ,
6.75% , 11/30/29
(b)
........... 3,556 2,612,353
Bellis Acquisition Co. plc , 8.13% ,
05/14/30
(b)
................ GBP 16,087 20,045,317
Belron UK Finance plc , 5.75% ,
10/15/29
(c)
................ USD 2,809 2,821,997
Biffa Group Holdings Ltd.
(b)
5.25% , 06/15/31 ............ EUR 13,050 14,948,816
7.38% , 06/15/31 ............ GBP 3,303 4,417,275
Boots Group Finco LP
(b)
5.38% , 08/31/32 ............ EUR 1,784 2,088,858
7.38% , 08/31/32 ............ GBP 5,336 7,308,281
Boparan Finance plc , 9.38% , 11/07/29
(b)
2,228 3,116,250
California Buyer Ltd.
5.63% , 02/15/32
(b)
........... EUR 15,290 17,754,797
6.38% , 02/15/32
(c)
........... USD 893 895,206
CD&R Firefly Bidco plc
8.63% , 04/30/29
(b)
........... GBP 28,250 38,532,031
Channel Link Enterprises Finance
plc
(a)(b)
Series A8 , (6-mo. EURIBOR +
5.90%), 2.71% , 06/30/50 .... EUR 4,400 4,991,648
Series A5 , (Sterling Overnight
Index Average + 6.06%), 3.04% ,
06/30/50 ............... GBP 3,075 3,827,918
Connect Finco SARL , 9.00% ,
09/15/29
(c)
................ USD 2,668 2,807,387
ContourGlobal Power Holdings SA
(b)
5.00% , 02/28/30 ............ EUR 8,334 9,634,637
4.38% , 07/31/31 ............ 17,088 19,033,425
Co-Operative Group Ltd. , 8.25% ,
12/15/31
(b)
................ GBP 3,857 5,250,393
Deuce Finco plc
(b)
7.00% , 11/20/31 ............ 6,717 9,109,680
(3-mo. EURIBOR + 3.50%), 5.90% ,
11/20/32
(a)
.............. EUR 4,195 4,870,323
EC Finance plc , 3.25% , 10/15/26
(b) (g)
. 12,238 13,925,031
Edge Finco plc , 8.13% , 08/15/31
(b)
.. GBP 22,497 31,175,341
Entain plc , 4.88% , 11/30/31
(b)
...... EUR 5,842 6,753,819
Flutter Treasury DAC , 6.38% ,
04/29/29
(c)
................ USD 1,475 1,496,631
Froneri Lux FinCo SARL , 4.75% ,
08/01/32
(b)
................ EUR 21,308 23,760,652
Global Switch Finance BV , 1.38% ,
10/07/30
(b)
................ 3,943 4,167,276
Heathrow Finance plc
(b)
3.88% , 03/01/27
(g)
........... GBP 4,955 6,504,595
4.13% , 09/01/29
(g)
........... 3,787 4,717,431
6.63% , 03/01/31 ............ 3,643 4,839,834
Heathrow Funding Ltd. , 6.00% ,
03/05/32
(b)
................ 1,910 2,563,918
Hiscox Ltd. , (1-day SOFR + 3.03%),
7.00% , 06/11/36
(a) (b)
.......... USD 10,000 10,569,640
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Howden UK Refinance plc
(c)
7.25% , 02/15/31 ............ USD 348 $ 337,083
8.13% , 02/15/32 ............ 7,369 6,605,411
HSBC Holdings plc
(a)
(3-mo. EURIBOR + 0.86%), 3.76% ,
05/20/29
(b)
.............. EUR 3,819 4,415,309
(3-mo. EURIBOR + 1.27%), 3.31% ,
05/13/30
(b)
.............. 30,376 34,744,571
(3-mo. ASX Australia Bank Bill Short
Term Rates Mid at 0.00% Floor +
1.25%), 5.70% , 05/26/32
(b)
... AUD 11,110 7,708,931
(1-day SOFR + 1.90%), 5.87% ,
11/18/35 ............... USD 1,200 1,228,395
Iceland Bondco plc , 10.88% , 12/15/27
(b)
GBP 4,788 6,572,967
Imperial Brands Finance plc
3.88% , 08/02/33
(b)
........... EUR 12,046 13,640,676
INEOS Quattro Finance 2 plc
(b)
8.50% , 03/15/29 ............ 6,864 7,187,150
8.50% , 03/15/29 ............ 1,154 1,208,329
Intu Jersey 2 Ltd. , 2.88% , 11/01/24
(b) (d) (e)
(p)
...................... GBP 3,562 620,445
Ithaca Energy North Sea plc
8.13% , 10/15/29
(c)
........... USD 3,000 3,109,707
5.50% , 10/01/31
(b)
........... EUR 11,555 13,162,093
Jaguar Land Rover Automotive plc
(c)
4.50% , 10/01/27 ............ USD 200 198,227
5.88% , 01/15/28 ............ 743 741,904
5.50% , 07/15/29 ............ 2,382 2,363,634
Just Group plc , (5-Year U.K.
Government Bonds Note Generic
Bid Yield + 2.05%), 6.50% ,
09/30/37
(a) (b)
............... GBP 1,650 2,204,703
Lloyds Banking Group plc , (5-Year
EURIBOR ICE Swap Rate + 1.90%),
4.00% , 05/09/35
(a) (b)
.......... EUR 10,300 11,879,462
Maison Finco plc , 7.25% , 04/30/32
(b)
. GBP 5,765 7,361,322
Market Bidco Finco plc
(b)
6.75% , 01/31/31 ............ EUR 3,805 4,295,649
8.75% , 01/31/31 ............ GBP 2,166 2,813,602
Metro Bank Holdings plc , (GUKG1 +
7.81%), 12.00% , 04/30/29
(a) (b)
... 10,931 15,934,131
Metrocentre Finance plc , 8.75% ,
( 8.75 % Cash or 8.75 % PIK),
01/16/28
(o)
................ 1,244 999,486
Mitchells & Butlers Finance plc ,
Series D1 , (Sterling Overnight
Index Average + 2.36%), 6.10% ,
06/15/36
(a) (b)
............... 2,225 2,822,366
Mobico Group plc , 4.88% , 09/26/31
(b)
EUR 3,942 3,592,859
Motability Operations Group plc , 4.00% ,
01/17/30
(b)
................ 10,300 11,992,510
Motion Finco SARL , 7.38% , 06/15/30
(b)
3,804 3,774,254
National Grid Electricity Transmission
plc
(b)
4.00% , 06/08/27 ............ GBP 6,855 9,036,969
1.13% , 07/07/28 ............ 6,000 7,409,122
Nationwide Building Society , (5-Year
EURIBOR ICE Swap Rate + 1.27%),
4.00% , 06/09/37
(a) (b)
.......... EUR 7,300 8,332,596
NatWest Group plc
(a)(b)
(5-Year U.K. Government Bonds
Note Generic Bid Yield + 4.20%),
7.42% , 06/06/33 .......... GBP 327 449,392
(5-Year EURIBOR ICE Swap Rate +
1.40%), 3.72% , 02/25/35 .... EUR 14,000 15,973,716
Neoen Finco plc , 5.50% , 06/15/31
(b)
. 9,276 10,796,788

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Northumbrian Water Finance plc ,
5.38% , 07/22/32
(b)
........... GBP 5,488 $ 7,202,112
Ocado Group plc
(b)
0.75% , 01/18/27
(p)
........... 1,900 2,447,647
6.25% , 08/06/29
(p)
........... 1,900 2,384,424
10.50% , 08/08/29 ........... 3,960 5,427,945
OEG Finance plc , 7.25% , 09/27/29
(b)
. EUR 24,154 28,577,668
Pinewood Finco plc
(b)
6.00% , 03/27/30 ............ GBP 2,640 3,502,289
6.00% , 03/27/30 ............ 14,421 19,131,251
Pinnacle Bidco plc , 10.00% , 10/11/28
(b)
8,710 12,000,742
Reckitt Benckiser Treasury Services
plc , Series JUN , 4.00% , 05/28/35
(b)
EUR 14,400 16,754,083
Rio Tinto Finance plc , 4.00% ,
12/11/29
(b)
................ GBP 7,413 9,613,413
Santander UK Group Holdings plc ,
(1-Year EURIBOR ICE Swap Rate +
1.00%), 3.65% , 02/16/34
(a) (b)
.... EUR 18,710 21,182,386
SCC Power plc , 4.00% , ( 4.00 % Cash or
4.00 % PIK), 05/17/32
(c) (o)
....... USD 1,658 331,646
Severn Trent Utilities Finance plc
(b)
3.88% , 08/04/35 ............ EUR 1,890 2,149,881
4.25% , 01/29/40 ............ 6,180 7,015,085
SSE plc , (5-Year EURIBOR ICE Swap
Rate + 1.87%), 4.75%
(a) (b) (n)
..... 7,970 9,222,361
Standard Chartered plc , (5-Year
US Treasury Yield Curve Rate T
Note Constant Maturity + 2.67%),
7.00%
(a) (b) (n)
................ USD 8,850 8,907,525
Stonegate Pub Co. Financing 2019 plc ,
(3-mo. EURIBOR + 6.63%), 8.91% ,
07/31/29
(a) (b)
............... EUR 1,400 1,614,389
Stonegate Pub Co. Financing plc
(b)
10.75% , 07/31/29 ........... GBP 1,825 2,471,546
10.75% , 07/31/29 ........... 6,615 8,958,507
SW Finance I plc
(b)
7.75% , 10/31/31 ............ 6,300 8,661,584
6.88% , 08/07/32 ............ 15,700 20,964,068
Synthomer plc , 7.38% , 05/02/29
(b)
... EUR 1,006 991,626
Tesco Property Finance 1 plc , 7.62% ,
07/13/39
(b)
................ GBP 2,581 3,828,643
Tesco Property Finance 3 plc , 5.74% ,
04/13/40
(b)
................ 6,007 7,959,996
Tesco Property Finance 4 plc , 5.80% ,
10/13/40
(b)
................ 2,861 3,782,846
Thames Water Kemble Finance plc ,
4.63% , 05/19/26
(b) (d) (e)
......... 4,273 28,340
Thames Water Utilities Finance plc ,
4.00% , 06/19/27
(b)
........... 18,102 13,626,405
Trident Energy Finance plc , 12.50% ,
11/30/29
(b)
................ USD 2,996 3,148,646
TSB Bank plc , 3.32% , 03/05/29
(b)
... EUR 11,130 12,822,395
United Utilities Water Finance plc ,
2.00% , 07/03/33
(b)
........... GBP 414 439,168
Virgin Media Secured Finance plc
4.25% , 01/15/30
(b)
........... 2,306 2,686,944
4.13% , 08/15/30
(b)
........... 1,993 2,266,624
4.50% , 08/15/30
(c)
........... USD 1,584 1,344,908
Virgin Money UK plc , (GUKG1 +
3.05%), 7.63% , 08/23/29
(a) (b)
.... GBP 9,800 13,754,091
Vmed O2 UK Financing I plc
4.00% , 01/31/29
(b)
........... 14,759 18,467,144
4.25% , 01/31/31
(c)
........... USD 1,100 904,588
4.50% , 07/15/31
(b)
........... GBP 10,099 10,989,971
4.75% , 07/15/31
(c)
........... USD 8,601 7,067,045
5.63% , 04/15/32
(b)
........... EUR 15,311 15,396,701
Security
Par (000)
Par (000) Value
United Kingdom (continued)
5.63% , 04/15/32
(b)
........... EUR 4,500 $ 4,525,188
6.75% , 01/15/33
(c)
........... USD 4,795 4,059,763
WPP Finance 2013 , 3.63% , 06/09/31
(b)
EUR 27,000 30,361,333
Zegona Finance plc
6.75% , 07/15/29
(b)
........... 1,315 1,556,094
6.75% , 07/15/29
(b)
........... 8,516 10,074,250
8.63% , 07/15/29
(c)
........... USD 8,463 8,837,987
4.25% , 01/15/32
(b)
........... EUR 6,577 7,543,638
1,143,902,084
United States — 10.5%
3M Co. , 1.75% , 05/15/30 ......... 12,200 13,203,414
Acadia Healthcare Co., Inc.
(c)
5.50% , 07/01/28 ............ USD 1,106 1,100,910
5.00% , 04/15/29 ............ 841 827,878
7.38% , 03/15/33 ............ 544 560,006
Acrisure LLC
(c)
4.25% , 02/15/29 ............ 1,560 1,423,522
7.50% , 11/06/30 ............ 4,996 4,738,383
6.75% , 07/01/32 ............ 3,644 3,275,287
AdaptHealth LLC
(c)
4.63% , 08/01/29 ............ 1,068 1,030,471
5.13% , 03/01/30 ............ 1,803 1,749,343
Adient Global Holdings Ltd.
(c)
7.00% , 04/15/28 ............ 1,176 1,195,090
7.50% , 02/15/33 ............ 2,984 3,078,211
ADT Security Corp. (The)
(c)
4.13% , 08/01/29 ............ 3,008 2,884,037
5.88% , 10/15/33 ............ 1,673 1,643,501
Advance Auto Parts, Inc.
3.90% , 04/15/30 ............ 2,027 1,905,596
7.00% , 08/01/30
(c)
........... 2,852 2,924,261
7.38% , 08/01/33
(c)
........... 399 413,552
Advanced Drainage Systems, Inc.
(c)
6.38% , 06/15/30 ............ 558 565,700
5.38% , 03/01/34 ............ 90 87,933
Advanced Energy Industries, Inc. ,
0.00% , 05/15/31
(c) (i) (p)
......... 1,898 2,074,208
AECOM , 6.00% , 08/01/33
(c)
....... 107 107,153
Aethon United BR LP , 7.50% ,
10/01/29
(c)
................ 3,358 3,492,340
Alaska Airlines, Inc. , 6.50% , 06/01/31
(c)
828 832,347
Albertsons Cos., Inc.
(c)
6.50% , 02/15/28 ............ 2,362 2,381,208
3.50% , 03/15/29 ............ 2,684 2,549,772
4.88% , 02/15/30 ............ 3,350 3,241,303
5.50% , 03/31/31 ............ 1,119 1,093,368
5.63% , 03/31/32 ............ 3,266 3,157,590
5.75% , 03/31/34 ............ 110 104,758
Alcoa Nederland Holding BV , 7.13% ,
03/15/31
(c)
................ 1,029 1,067,849
Alexander Funding Trust II , 7.47% ,
07/31/28
(c)
................ 18,297 19,099,119
Allegion US Holding Co., Inc. , 3.55% ,
10/01/27 ................. 100 98,681
Alliant Holdings Intermediate LLC
(c)
5.88% , 11/01/29 ............ 3,855 3,767,695
7.00% , 01/15/31 ............ 1,714 1,741,866
6.50% , 10/01/31 ............ 130 129,643
7.38% , 10/01/32 ............ 5,653 5,610,926
Allied Universal Holdco LLC
3.63% , 06/01/28
(b)
........... EUR 8,190 9,342,553
4.63% , 06/01/28
(c)
........... USD 200 196,544
4.88% , 06/01/28
(b)
........... GBP 10,156 13,383,549
6.00% , 06/01/29
(c)
........... USD 7,231 7,199,160
6.88% , 06/15/30
(c)
........... 1,253 1,287,579

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
7.88% , 02/15/31
(c)
........... USD 2,424 $ 2,534,011
Allison Transmission, Inc.
(c)
4.75% , 10/01/27 ............ 1,776 1,771,573
3.75% , 01/30/31 ............ 296 276,816
5.88% , 12/01/33 ............ 733 730,725
Ally Financial, Inc.
6.70% , 02/14/33 ............ 192 197,632
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
2.45%), 6.65% , 01/17/40
(a)
... 1,684 1,665,812
Alpha Generation LLC
(c)
6.75% , 10/15/32 ............ 1,793 1,825,998
6.25% , 01/15/34 ............ 572 562,840
Alphabet, Inc.
4.50% , 05/11/45 ............ EUR 37,250 43,500,541
5.45% , 11/15/55 ............ USD 13,370 12,816,385
4.80% , 05/11/63 ............ EUR 18,604 21,662,675
6.13% , 02/13/2126 .......... GBP 11,012 13,839,846
Altria Group, Inc. , 6.20% , 02/14/59 .. USD 300 296,428
Alumina Pty. Ltd.
(c)
6.13% , 03/15/30 ............ 1,860 1,886,312
6.38% , 09/15/32 ............ 369 375,785
Ambac Assurance Corp. , 5.10%
(c) (n)
.. 1,407 1,871,862
AMC Global Media, Inc.
4.25% , 02/15/29
(p)
........... 7,048 7,497,310
4.25% , 02/15/29 ............ 8,879 7,849,689
10.50% , 07/15/32
(c)
.......... 2,656 2,730,121
Amentum Holdings, Inc. , 7.25% ,
08/01/32
(c)
................ 2,494 2,568,755
American Airlines Pass-Through Trust ,
Series 2025-1 , Class B , 5.65% ,
11/11/34 .................. 4,432 4,385,084
American Airlines, Inc.
(c)
7.25% , 02/15/28 ............ 956 967,625
5.75% , 04/20/29 ............ 3,534 3,540,863
American Axle & Manufacturing, Inc.
(c)
6.38% , 10/15/32 ............ 181 180,364
7.75% , 10/15/33 ............ 5,356 5,291,015
American Builders & Contractors
Supply Co., Inc.
(c)
4.00% , 01/15/28 ............ 588 577,866
3.88% , 11/15/29 ............ 438 417,444
AmeriGas Partners LP
(c)
9.50% , 06/01/30 ............ 1,981 2,125,662
6.88% , 06/01/31 ............ 1,402 1,419,489
Amgen, Inc. , 4.66% , 06/15/51 ..... 12,503 10,623,065
AmWINS Group, Inc.
(c)
6.38% , 02/15/29 ............ 663 666,243
4.88% , 06/30/29 ............ 3,342 3,220,297
Andiron Financing LLC , (1-mo. SOFR
FWD + 3.25%), 6.67% , 01/21/30
(a) (f)
1,800 1,800,000
Antero Midstream Partners LP
(c)
5.75% , 01/15/28 ............ 246 245,916
5.38% , 06/15/29 ............ 2,229 2,221,979
6.63% , 02/01/32 ............ 1,844 1,883,417
APi Group DE, Inc. , 5.75% , 06/01/34
(c)
40 39,546
APLD ComputeCo 2 LLC , 6.75% ,
03/15/31
(c)
................ 2,734 2,743,823
APLD ComputeCo 3 LLC , 7.00% ,
06/15/31
(c)
................ 638 636,692
APLD ComputeCo LLC , 9.25% ,
12/15/30
(c)
................ 4,088 4,410,070
Aramark International Finance SARL ,
4.38% , 04/15/33
(b)
........... EUR 5,467 6,168,165
Security
Par (000)
Par (000) Value
United States (continued)
Aramark Services, Inc. , 5.00% ,
02/01/28
(c)
................ USD 3,214 $ 3,207,560
Arches Buyer, Inc. , 4.25% , 06/01/28
(c)
1,285 1,259,269
Archrock Partners LP , 6.63% ,
09/01/32
(c)
................ 2,765 2,819,985
Arcosa, Inc. , 4.38% , 04/15/29
(c)
.... 819 805,560
Ardagh Group SA
9.50% , 12/01/30
(c)
........... 951 1,015,972
9.50% , 12/01/30
(b)
........... 20,246 21,640,097
11.00% , ( 11.00 % Cash or 6.50%
PIK), 12/01/30
(a) (c) (o)
........ 23,892 22,710,336
11.00% , ( 11.00 % Cash or 7.50%
PIK), 12/01/30
(b) (o)
......... EUR 22,763 24,492,670
Ardagh Metal Packaging Finance USA
LLC
3.00% , 09/01/29
(b)
........... 5,311 5,834,257
4.00% , 09/01/29
(c)
........... USD 4,097 3,894,476
Aretec Group, Inc. , 10.00% , 08/15/30
(c)
1,721 1,812,786
Arsenal AIC Parent LLC
(c)
8.00% , 10/01/30 ............ 265 276,183
11.50% , 10/01/31 ........... 2,243 2,403,754
Asbury Automotive Group, Inc.
4.50% , 03/01/28 ............ 684 677,100
4.63% , 11/15/29
(c)
........... 1,681 1,636,854
4.75% , 03/01/30 ............ 790 768,066
5.00% , 02/15/32
(c)
........... 916 876,135
Ascension Health , Series 2025 , 4.92% ,
11/15/35 .................. 7,605 7,510,939
Ascent Resources Utica Holdings LLC
(c)
5.88% , 06/30/29 ............ 3,005 2,996,142
6.63% , 07/15/33 ............ 351 354,983
Ashton Woods USA LLC
(c)
4.63% , 08/01/29 ............ 1,672 1,610,026
4.63% , 04/01/30 ............ 5,198 4,931,585
6.88% , 08/01/33 ............ 4,279 4,241,189
AT&T Reign II Multi-Property Lease-
Backed Pass-Through Trust , 6.09% ,
12/15/44
(c)
................ 26,471 26,032,890
AT&T, Inc.
5.50% , 03/15/27
(b)
........... GBP 14,200 18,934,272
7.00% , 04/30/40 ............ 5,700 8,054,128
4.25% , 06/01/43 ............ 3,004 3,082,448
ATI, Inc. , 7.25% , 08/15/30 ........ USD 3,208 3,330,780
Avantor Funding, Inc.
(c)
4.63% , 07/15/28 ............ 3,207 3,173,335
3.88% , 11/01/29 ............ 242 231,034
Avianca Midco 2 plc , 9.00% , 12/01/28
(b)
721 736,180
Avient Corp.
(c)
7.13% , 08/01/30 ............ 1,305 1,329,020
6.25% , 11/01/31 ............ 241 244,211
Avis Budget Car Rental LLC
(c)
8.00% , 02/15/31 ............ 4,964 5,012,846
8.38% , 06/15/32 ............ 1,353 1,361,948
Axalta Coating Systems Dutch Holding
B BV , 7.25% , 02/15/31
(c)
....... 3,189 3,312,631
Axalta Coating Systems LLC , 4.75% ,
06/15/27
(c)
................ 1,481 1,476,616
Axon Enterprise, Inc. , 6.13% ,
03/15/30
(c)
................ 1,545 1,575,840
Azorra Finance Ltd.
(c)
7.75% , 04/15/30 ............ 1,993 2,069,556
6.25% , 02/15/34 ............ 1,383 1,341,026
Ball Corp.
6.00% , 06/15/29 ............ 4,907 4,985,993
2.88% , 08/15/30 ............ 415 378,684

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
5.50% , 09/15/33 ............ USD 100 $ 100,618
Bank of America Corp. , (3-mo. CME
Term SOFR + 3.41%), 4.08% ,
03/20/51
(a)
................ 23,903 18,928,207
Bath & Body Works, Inc.
7.50% , 06/15/29 ............ 25 25,300
6.63% , 10/01/30
(c)
........... 3,698 3,772,278
Bausch + Lomb Corp. , 8.38% ,
10/01/28
(c)
................ 6,149 6,318,097
BCPE Flavor Debt Merger Sub LLC &
BCPE Flavor Issuer, Inc. , 9.50% ,
07/01/32
(c)
................ 2,060 1,948,056
Beach Acquisition Bidco LLC
5.25% , 07/15/32
(b)
........... EUR 1,844 2,145,074
5.25% , 07/15/32
(b)
........... 8,000 9,306,178
10.00% , ( 10.00 % Cash or 10.75%
PIK), 07/15/33
(c) (o)
......... USD 2,424 2,631,474
Beazer Homes USA, Inc.
7.25% , 10/15/29 ............ 8,623 8,701,202
8.00% , 01/15/32
(c)
........... 2,502 2,508,724
Becton Dickinson & Co. , 3.70% ,
06/06/27 ................. 700 695,436
Beignet Investor LLC , 6.58% ,
05/30/49
(c) (r)
................ 238,350 243,153,420
Big Sky Funding LLC , Class A2 ,
5.75% , ( 5.75 % Cash or 5.75 % PIK),
10/20/35
(f) (o)
................ 24,803 24,803,000
Black Pearl Compute LLC , 6.13% ,
02/15/31
(c)
................ 2,316 2,345,680
Block, Inc.
5.63% , 08/15/30
(c)
........... 3,704 3,713,264
3.50% , 06/01/31 ............ 936 861,621
6.50% , 05/15/32 ............ 4,410 4,502,240
6.00% , 08/15/33
(c)
........... 199 200,374
Blue Racer Midstream LLC
(c)
7.00% , 07/15/29 ............ 1,400 1,435,082
7.25% , 07/15/32 ............ 502 519,346
BMS Ireland Capital Funding DAC ,
4.29% , 11/10/45 ............ EUR 17,130 19,356,084
Bond US Bidco 1, Inc.
6.50% , 06/15/33
(b)
........... 4,024 4,631,696
7.13% , 06/15/33
(c)
........... USD 2,200 2,221,399
Booking Holdings, Inc.
3.88% , 03/21/45 ............ EUR 3,455 3,549,952
4.50% , 05/09/46 ............ 9,024 10,055,585
Boyd Gaming Corp.
4.75% , 12/01/27 ............ USD 1,945 1,938,423
4.75% , 06/15/31
(c)
........... 447 431,638
Bracelet Holdings, Inc. , 9.25% ,
07/02/28
(c)
................ 25,994 25,874,625
Breeze Aviation Group, Inc.
(f)(k)(o)
(Acquired 01/26/24 , cost
$ 7,321,716 ) 20.00% , ( 20.00%
Cash or 20.00 % PIK), 01/30/28 7,931 8,982,406
(Acquired 01/26/24 , cost
$ 4,159,023 ) 20.00% , ( 20.00%
Cash or 20.00 % PIK), 01/30/28 4,159 4,710,094
Brightstar Lottery plc , 5.25% , 01/15/29
(c)
2,512 2,503,558
Brink's Co. (The)
(c)
4.63% , 10/15/27 ............ 1,192 1,185,007
6.50% , 06/15/29 ............ 1,532 1,562,664
6.75% , 06/15/32 ............ 295 301,455
Buckeye Partners LP
4.13% , 12/01/27 ............ 950 937,727
6.88% , 07/01/29
(c)
........... 1,813 1,850,788
6.75% , 02/01/30
(c)
........... 205 211,725
Security
Par (000)
Par (000) Value
United States (continued)
Builders FirstSource, Inc.
(c)
5.00% , 03/01/30 ............ USD 2,277 $ 2,232,145
6.38% , 06/15/32 ............ 489 496,254
6.38% , 03/01/34 ............ 3,124 3,158,067
CACI International, Inc. , 6.38% ,
06/15/33
(c)
................ 1,372 1,391,510
Caesars Entertainment, Inc.
(c)
4.63% , 10/15/29 ............ 1,586 1,524,508
7.00% , 02/15/30 ............ 1,498 1,506,622
6.50% , 02/15/32 ............ 2,031 1,981,181
6.00% , 10/15/32 ............ 6,782 6,145,574
California Resources Corp. , 7.00% ,
01/15/34
(c)
................ 10,039 9,927,841
Canpack Group, Inc. , 6.00% , 05/15/31
(c)
3,851 3,872,835
Cardinal Health, Inc.
4.70% , 11/15/26 ............ 3,000 3,004,491
5.00% , 11/15/29 ............ 1,800 1,817,546
Carlisle Cos., Inc. , 3.75% , 12/01/27 . 700 692,473
Carnival Corp. Ltd.
(c)
5.75% , 08/01/32 ............ 1,617 1,632,794
6.13% , 02/15/33 ............ 1,418 1,435,221
Carvana Co. , 9.00% , ( 9.00 % Cash or
14.00 % PIK), 06/01/31
(c) (o)
...... 4,370 4,822,757
Caturus LLC , 12.00% , 05/14/31
(c) (f)
.. 282,420 273,947,400
CCO Holdings LLC
(c)
5.13% , 05/01/27 ............ 3,261 3,254,378
5.38% , 06/01/29 ............ 3,267 3,195,995
4.75% , 03/01/30 ............ 2,326 2,205,400
4.25% , 02/01/31 ............ 11,830 10,653,886
7.38% , 03/01/31 ............ 1,131 1,133,724
4.75% , 02/01/32 ............ 3,765 3,358,273
7.00% , 02/01/33 ............ 8,436 8,273,066
4.50% , 06/01/33 ............ 6,653 5,772,010
4.25% , 01/15/34 ............ 35 29,629
7.38% , 02/01/36 ............ 4,914 4,819,085
Celanese US Holdings LLC
7.33% , 07/15/29
(g)
........... 4,105 4,290,919
7.55% , 11/15/30
(g)
........... 304 322,231
7.00% , 02/15/31 ............ 5,495 5,655,751
7.38% , 07/15/32
(g)
........... 2,715 2,855,545
6.75% , 04/15/33 ............ 453 461,460
Centene Corp.
4.25% , 12/15/27 ............ 9,714 9,662,987
3.00% , 10/15/30 ............ 443 400,936
2.50% , 03/01/31 ............ 3,592 3,138,189
Central Garden & Pet Co. , 4.13% ,
04/30/31
(c)
................ 573 540,845
Century Communities, Inc.
(c)
3.88% , 08/15/29 ............ 728 695,708
6.63% , 09/15/33 ............ 1,253 1,265,228
Charles River Laboratories
International, Inc.
(c)
4.25% , 05/01/28 ............ 1,643 1,612,153
3.75% , 03/15/29 ............ 816 783,390
4.00% , 03/15/31 ............ 199 186,674
Chart Industries, Inc. , 7.50% , 01/01/30
(c)
685 707,217
Charter Communications Operating
LLC
3.75% , 02/15/28 ............ 1,200 1,176,328
2.80% , 04/01/31 ............ 10,000 8,909,552
Chemours Co. (The)
(c)
8.00% , 01/15/33 ............ 979 991,508
7.88% , 03/15/34 ............ 5,001 5,025,380
Cheniere Energy Partners LP
4.00% , 03/01/31 ............ 13,765 13,242,665

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
5.35% , 11/30/36
(c)
........... USD 2,745 $ 2,730,948
Chesapeake Energy Corp. , 6.13% ,
07/08/32
(d) (e) (f)
.............. 27,853 3
Chobani LLC , 7.63% , 07/01/29
(c)
... 3,018 3,112,089
Chord Energy Corp.
(c)
6.00% , 10/01/30 ............ 2,735 2,746,553
6.75% , 03/15/33 ............ 95 96,406
Churchill Downs, Inc.
(c)
5.50% , 04/01/27 ............ 2,134 2,133,311
4.75% , 01/15/28 ............ 2,338 2,315,258
5.75% , 04/01/30 ............ 2,089 2,087,023
Cinemark USA, Inc.
(c)
5.25% , 07/15/28 ............ 1,689 1,686,087
7.00% , 08/01/32 ............ 554 571,537
Cintas Corp. No. 2 , 3.70% , 04/01/27 . 300 298,669
Cipher Compute LLC , 7.13% ,
11/15/30
(c)
................. 1,395 1,450,134
Citigroup Global Markets Holdings, Inc.
Series 388 , 0.00% , 10/10/28
(b) (c) (i) (p)
6,000 5,925,000
0.00% , 06/17/29
(a) (c)
.......... 48,986 48,986,000
Series gtmn , 7.12% , 06/20/31
(b)
.. 13,000 13,317,928
6.20% , 12/20/31
(b)
........... 13,000 13,393,896
Citigroup, Inc.
6.35% , 09/09/30
(a)
........... 79,100 77,356,794
5.92% , 12/11/30
(a)
........... 38,212 36,269,608
4.65% , 07/23/48 ............ 23,903 20,692,920
Clarios Global LP
6.75% , 05/15/28
(c)
........... 489 496,159
6.75% , 02/15/30
(c)
........... 584 601,771
4.75% , 06/15/31
(b)
........... EUR 15,233 17,606,924
6.75% , 09/15/32
(c)
........... USD 3,696 3,774,669
Clarivate Science Holdings Corp. ,
3.88% , 07/01/28
(c)
........... 2,346 2,256,121
Clean Harbors, Inc. , 6.38% , 02/01/31
(c)
455 461,426
Clear Channel Outdoor Holdings, Inc.
(c)
7.88% , 04/01/30 ............ 4,737 4,934,424
7.13% , 02/15/31 ............ 1,284 1,329,576
7.50% , 03/15/33 ............ 219 230,589
Clearway Energy Operating LLC
(c)
4.75% , 03/15/28 ............ 2,217 2,196,635
3.75% , 02/15/31 ............ 1,063 985,950
5.75% , 01/15/34 ............ 817 801,079
Cleveland-Cliffs, Inc.
(c)
7.00% , 03/15/32 ............ 2,331 2,312,574
7.38% , 05/01/33 ............ 461 460,769
7.63% , 01/15/34 ............ 8,103 8,091,822
Cloud Software Group LLC
(c)
9.00% , 09/30/29 ............ 11,851 11,502,958
8.25% , 06/30/32 ............ 7,941 7,442,665
6.63% , 08/15/33 ............ 2,251 1,951,599
Clydesdale Acquisition Holdings, Inc.
(c)
6.63% , 04/15/29 ............ 1,059 1,057,673
8.75% , 04/15/30 ............ 9,966 9,830,543
6.75% , 04/15/32 ............ 138 133,944
CNX Resources Corp.
(c)
7.38% , 01/15/31 ............ 1,730 1,771,786
7.25% , 03/01/32 ............ 1,452 1,495,919
5.88% , 03/01/34 ............ 1,286 1,251,455
Cogent Communications Group LLC
(c)
7.00% , 06/15/27 ............ 695 689,693
6.50% , 07/01/32 ............ 4,321 3,887,813
Commercial Metals Co. , 5.75% ,
11/15/33
(c)
................. 1,544 1,534,879
Community Health Systems, Inc.
(c)
6.00% , 01/15/29 ............ 431 426,690
Security
Par (000)
Par (000) Value
United States (continued)
10.88% , 01/15/32 ........... USD 1,281 $ 1,379,561
9.75% , 01/15/34 ............ 16,379 17,101,003
Comstock Resources, Inc.
(c)
6.75% , 03/01/29 ............ 5,684 5,580,334
5.88% , 01/15/30 ............ 1,878 1,771,268
Concentrix Corp. , 6.65% , 08/02/26 .. 226 225,929
Cooper-Standard Automotive, Inc. ,
9.25% , 03/01/31
(c)
........... 4,625 4,661,306
Core Scientific Finance I LLC , 7.75% ,
05/15/31
(c)
................ 5,177 5,249,767
Core Scientific, Inc. , 0.00% , 06/15/31
(c) (i)
(p)
...................... 2,123 2,983,876
CoreWeave, Inc.
9.25% , 06/01/30
(c)
........... 3,129 3,149,324
9.00% , 02/01/31
(c)
........... 2,375 2,347,009
9.75% , 10/01/31
(c)
........... 26,793 26,733,895
8.50% , 07/15/32
(b)
........... EUR 24,354 27,389,576
9.63% , 07/15/32
(c)
........... USD 1,902 1,873,565
CQP Holdco LP
(c)
5.50% , 06/15/31 ............ 2,564 2,516,706
7.50% , 12/15/33 ............ 1,087 1,136,287
CRC Insurance Group LLC , 7.13% ,
06/01/31
(c)
................ 5,938 5,919,065
Credit Acceptance Corp.
(c)
9.25% , 12/15/28 ............ 331 344,696
6.63% , 03/15/30 ............ 3,573 3,578,695
Crescent Energy Finance LLC
(c)
7.63% , 04/01/32 ............ 1,454 1,465,724
7.88% , 04/15/32 ............ 591 598,408
7.38% , 01/15/33 ............ 8,001 7,952,938
8.38% , 01/15/34 ............ 3,118 3,211,540
CrossCountry Intermediate HoldCo
LLC
(c)
6.50% , 10/01/30 ............ 1,459 1,438,037
6.75% , 12/01/32 ............ 2,404 2,321,000
Crown Americas LLC , 5.25% , 04/01/30 190 190,517
Crown Castle, Inc. , 3.80% , 02/15/28 . 1,200 1,184,884
CSC Holdings LLC
(c)
5.50% , 04/15/27 ............ 15,472 10,366,398
11.25% , 05/15/28 ........... 3,579 2,308,268
11.75% , 01/31/29 ........... 7,101 4,367,985
6.50% , 02/01/29 ............ 5,900 3,529,312
4.50% , 11/15/31 ............ 4,075 2,407,795
Cushman & Wakefield US Borrower
LLC , 6.75% , 05/15/28
(c)
........ 101 101,078
CVR Energy, Inc. , 7.88% , 02/15/34
(c)
. 3,267 3,232,097
Cyprium Corp.
(c)
6.13% , 04/15/31 ............ 618 617,973
6.38% , 04/15/34 ............ 2,038 2,033,926
Darling Global Finance BV , 4.50% ,
07/15/32
(b)
................ EUR 6,018 6,934,128
Darling Ingredients, Inc.
(c)
5.25% , 04/15/27 ............ USD 2,258 2,256,291
6.00% , 06/15/30 ............ 1,123 1,130,361
DaVita, Inc.
(c)
4.63% , 06/01/30 ............ 4,569 4,426,251
6.88% , 09/01/32 ............ 1,924 1,984,266
6.75% , 07/15/33 ............ 3,219 3,321,522
Delek Logistics Partners LP
(c)
8.63% , 03/15/29 ............ 1,382 1,436,388
7.38% , 06/30/33 ............ 1,920 1,956,009
6.88% , 06/01/34 ............ 1,563 1,555,631
Diamondback Energy, Inc. , 5.75% ,
04/18/54 ................. 26,610 25,870,000

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Digital Stout Holding LLC , 3.30% ,
07/19/29
(b)
................ GBP 7,200 $ 9,087,068
DirecTV Financing LLC
(c)
8.88% , 02/01/30 ............ USD 1,583 1,609,150
8.88% , 02/01/30 ............ 2,924 2,975,880
10.00% , 02/15/31 ........... 8,039 8,342,111
9.25% , 06/01/32 ............ 4,015 4,079,425
Discovery Communications LLC
5.00% , 09/20/37 ............ 7,098 5,571,930
6.35% , 06/01/40 ............ 7,374 6,120,420
Discovery Global Holdings, Inc. , 3.76% ,
03/15/27 ................. 23,118 22,915,586
DISH Network Corp. , 3.38% , 08/15/26
(p)
3,464 3,335,832
Duke Energy Corp. , 4.30% , 03/15/28 1,400 1,394,775
EchoStar Corp.
10.75% , 11/30/29 ........... 4,436 4,793,628
6.75% , 11/30/30 ............ 10,980 11,162,085
Edgewell Personal Care Co.
(c)
5.50% , 06/01/28 ............ 754 752,918
4.13% , 04/01/29 ............ 1,255 1,213,269
Elevance Health, Inc. , 4.50% , 10/30/26 2,595 2,598,302
ELK Grove Village Property LLC ,
7.50% , 06/15/31
(c)
........... 2,010 2,023,581
EMRLD Borrower LP
6.38% , 12/15/30
(b)
........... EUR 16,259 19,196,126
6.63% , 12/15/30
(c)
........... USD 3,975 4,063,778
6.75% , 07/15/31
(c)
........... 283 292,919
Encompass Health Corp.
4.50% , 02/01/28 ............ 1,209 1,200,371
4.75% , 02/01/30 ............ 159 156,610
4.63% , 04/01/31 ............ 34 32,828
5.88% , 06/01/34
(c)
........... 1,867 1,863,125
Encore Capital Group, Inc. , 4.25% ,
06/01/28
(b)
................ GBP 3,499 4,502,224
Endo Finance Holdings LP , 8.50% ,
04/15/31
(c)
................ USD 2,976 3,128,401
Energizer Holdings, Inc.
(c)
4.75% , 06/15/28 ............ 275 272,796
4.38% , 03/31/29 ............ 1,001 969,056
6.00% , 09/15/33 ............ 1,919 1,846,378
Energy Transfer LP , 4.00% , 10/01/27 800 794,858
Entegris, Inc.
(c)
4.38% , 04/15/28 ............ 144 141,974
4.75% , 04/15/29 ............ 2,971 2,935,969
Equinix Asia Financing Corp. Pte. Ltd.
(b)
3.50% , 03/15/30 ............ SGD 6,500 5,074,396
2.90% , 09/15/32 ............ 7,000 5,295,652
EquipmentShare.com, Inc.
(c)
9.00% , 05/15/28 ............ USD 1,179 1,202,713
8.63% , 05/15/32 ............ 4,170 4,337,780
8.00% , 03/15/33 ............ 293 299,954
7.13% , 07/01/34 ............ 1,792 1,760,709
Esab Corp.
(c)
6.25% , 04/15/29 ............ 1,018 1,032,884
5.63% , 04/01/31 ............ 1,487 1,488,614
ESC Investments & Realty Corp., Inc. ,
6.63% , 08/15/26
(d) (e) (f)
......... 1,665 —
EUSHI Finance, Inc. , (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 3.14%), 7.63% ,
12/15/54
(a)
................ 1,239 1,286,928
Expand Energy Corp. , 5.38% ,
06/15/27
(d) (e) (f)
.............. 4,795 —
Fair Isaac Corp.
(c)
4.00% , 06/15/28 ............ 156 152,606
Security
Par (000)
Par (000) Value
United States (continued)
6.00% , 05/15/33 ............ USD 2,670 $ 2,629,224
6.25% , 09/15/34 ............ 777 765,329
Fertitta Entertainment LLC , 6.75% ,
01/15/30
(c)
................ 6,671 6,542,258
Fidelity National Information Services,
Inc. , 2.00% , 05/21/30 ......... EUR 4,435 4,811,469
Figeac Aero North America,
Inc. , (Acquired 07/16/25 , cost
$ 19,221,846 ) , 7.79% , 07/23/30
(b) (f) (k)
16,520 18,545,426
First Citizens BancShares, Inc. , (5-Year
US Treasury Yield Curve Rate T
Note Constant Maturity + 1.97%),
6.25% , 03/12/40
(a)
........... USD 23,091 22,753,474
FirstCash, Inc.
(c)
4.63% , 09/01/28 ............ 2,774 2,727,074
5.63% , 01/01/30 ............ 2,015 2,003,111
6.13% , 05/01/34 ............ 1,054 1,049,087
Fiserv, Inc. , 4.25% , 06/23/34 ...... EUR 19,600 22,393,303
Five Point Operating Co. LP , 8.00% ,
10/01/30
(c)
................ USD 1,311 1,342,073
FLYR - Secured Note , (1-mo. SOFR
at 0.50% Floor + 5.00%), 10.00% ,
05/10/27
(a) (f)
................ 8,513 1
FMC Corp.
3.45% , 10/01/29 ............ 54 50,001
8.00% , 06/01/31
(c)
........... 23,557 24,517,877
5.65% , 05/18/33 ............ 1,164 1,044,056
Focus Financial Partners LLC , 6.75% ,
09/15/31
(c)
................ 2,337 2,351,531
Ford Motor Credit Co. LLC
5.13% , 11/05/26 ............ 7,205 7,213,481
4.27% , 01/09/27 ............ 7,230 7,208,794
4.87% , 08/03/27 ............ EUR 7,400 8,601,879
3.31% , 05/17/29 ............ 13,758 15,533,026
6.05% , 11/05/31 ............ USD 800 809,853
Forestar Group, Inc. , 5.00% , 03/01/28
(c)
5,349 5,335,217
Freedom Mortgage Holdings LLC
(c)
6.88% , 05/01/31 ............ 4,230 4,105,057
9.13% , 05/15/31 ............ 581 600,696
7.88% , 04/01/33 ............ 5,643 5,503,167
FS KKR Capital Corp.
7.88% , 01/15/29 ............ 592 607,911
6.88% , 08/15/29 ............ 2,797 2,802,396
6.13% , 01/15/30 ............ 854 832,227
6.13% , 01/15/31 ............ 1,355 1,302,655
7.50% , 08/01/31 ............ 550 547,827
FTAI Aviation Investors LLC
(c)
5.50% , 05/01/28 ............ 1,855 1,850,542
7.88% , 12/01/30 ............ 2,589 2,705,130
7.00% , 05/01/31 ............ 1,911 1,979,314
Full House Resorts, Inc. , 8.25% ,
02/15/28
(c) (q)
............... 2,412 2,357,730
Gaia Purchaser, Inc. , 7.63% , 07/15/33
(c)
1,318 1,333,114
Gap, Inc. (The)
(c)
3.63% , 10/01/29 ............ 2,223 2,094,559
3.88% , 10/01/31 ............ 446 406,391
Gen Digital, Inc. , 6.75% , 09/30/27
(c)
.. 2,469 2,476,449
Genesis Energy LP
7.88% , 05/15/32 ............ 2,346 2,418,914
8.00% , 05/15/33 ............ 3,428 3,565,689
6.75% , 03/15/34
(c)
........... 1,053 1,044,871
GEO Group, Inc. (The) , 8.63% ,
04/15/29 ................. 3,490 3,635,791
GFL Environmental, Inc.
(c)
4.00% , 08/01/28 ............ 1,860 1,816,025

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
4.75% , 06/15/29 ............ USD 3,187 $ 3,136,311
4.38% , 08/15/29 ............ 1,091 1,060,511
6.75% , 01/15/31 ............ 1,156 1,189,267
Global Atlantic Fin Co. , (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 3.55%), 7.25% ,
03/01/56
(a) (c)
............... 2,471 2,421,701
Global Medical Response, Inc. , 7.38% ,
10/01/32
(c)
................ 3,139 3,252,804
Global Partners LP
(c)
8.25% , 01/15/32 ............ 639 669,249
7.13% , 07/01/33 ............ 1,367 1,383,202
Go Daddy Operating Co. LLC
(c)
5.25% , 12/01/27 ............ 1,216 1,214,740
3.50% , 03/01/29 ............ 909 856,278
Goldman Sachs Bank USA , 6.60% ,
09/12/30
(a) (f)
................ 79,100 76,671,630
Goldman Sachs Finance Corp.
International Ltd.
(i)(p)
Series 1MTN , 0.00% , 02/28/28
(f)
.. 2,900 2,719,330
Series 1MTN , 0.00% , 08/18/28
(b)
. 9,000 8,293,230
0.00% , 11/06/28
(b)
........... 2,600 2,435,992
Goldman Sachs Group, Inc. (The)
1.50% , 12/07/27
(b)
........... GBP 4,803 6,105,652
0.88% , 05/09/29
(b)
........... EUR 4,035 4,333,130
(5-Year EURIBOR ICE Swap Rate +
1.37%), 4.19% , 04/22/36
(a) (b)
.. 14,460 16,645,754
(3-mo. EURIBOR + 1.10%), 3.98% ,
12/18/36
(a) (b)
............. 64,006 73,252,317
(3-mo. EURIBOR + 1.10%), 3.98% ,
12/18/36
(a) (b)
............. 11,660 13,344,405
(1-day SOFR + 1.63%), 3.44% ,
02/24/43
(a)
.............. USD 23,903 18,285,489
Goodyear Tire & Rubber Co. (The)
6.63% , 07/15/30 ............ 290 280,086
5.25% , 07/15/31 ............ 4,956 4,411,201
8.88% , 07/15/32 ............ 1,425 1,437,370
5.63% , 04/30/33 ............ 2,860 2,491,713
Grand Canyon University , 5.13% ,
10/01/28 ................. 8,775 8,644,077
Granite Ridge Resources, Inc. , 8.88% ,
11/05/29
(c)
................. 58,219 57,659,979
Graphic Packaging International LLC
(c)
3.50% , 03/15/28 ............ 26 25,220
3.75% , 02/01/30 ............ 865 812,943
6.38% , 07/15/32 ............ 787 794,032
Gray Media, Inc.
(c)
9.63% , 07/15/32 ............ 8,574 8,275,196
7.25% , 08/15/33 ............ 2,520 2,481,325
Group 1 Automotive, Inc. , 4.00% ,
08/15/28
(c)
................ 1,711 1,665,970
GS Finance Corp.
(a)
5.95% , 01/15/31 ............ 109,650 105,429,133
6.11% , 02/17/31 ............ 30,113 29,122,072
7.35% , 02/17/31 ............ 62,541 60,811,178
6.70% , 05/14/31
(b) (c) (f)
......... EUR 73,676 84,182,198
Harvest Midstream I LP , 7.50% ,
05/15/32
(c)
................ USD 1,799 1,863,346
HCA, Inc. , 4.90% , 11/15/35 ....... 7,639 7,398,022
Herc Holdings, Inc.
(c)
7.00% , 06/15/30 ............ 4,077 4,222,009
5.75% , 03/15/31 ............ 99 98,875
7.25% , 06/15/33 ............ 3,914 4,080,568
Hertz Corp. (The) , 6.75% , ( 6.75 % Cash
or 6.75 % PIK), 07/01/30
(a) (c) (o) (p)
... 1,884 1,759,666
Security
Par (000)
Par (000) Value
United States (continued)
Hess Midstream Operations LP
(c)
5.88% , 03/01/28 ............ USD 460 $ 463,250
6.50% , 06/01/29 ............ 319 325,520
5.50% , 10/15/30 ............ 240 239,090
Hilcorp Energy I LP
(c)
6.25% , 11/01/28 ............ 106 106,277
5.75% , 02/01/29 ............ 759 756,051
6.25% , 04/15/32 ............ 365 353,328
8.38% , 11/01/33 ............ 3,688 3,840,202
7.25% , 02/15/35 ............ 3,005 2,958,760
Hilton Domestic Operating Co., Inc.
5.88% , 04/01/29
(c)
........... 4,704 4,756,407
3.75% , 05/01/29
(c)
........... 447 431,095
4.88% , 01/15/30 ............ 1,362 1,357,504
4.00% , 05/01/31
(c)
........... 2,291 2,165,236
5.50% , 09/15/31
(c)
........... 1,987 1,992,083
3.63% , 02/15/32
(c)
........... 485 443,907
6.13% , 04/01/32
(c)
........... 1,080 1,094,424
5.50% , 03/31/34
(c)
........... 230 228,028
Hilton Grand Vacations Borrower LLC
(c)
5.00% , 06/01/29 ............ 2,967 2,895,894
4.88% , 07/01/31 ............ 1,797 1,689,074
HLF Financing SARL LLC
(c)
4.88% , 06/01/29 ............ 2,283 2,137,369
7.75% , 05/01/33 ............ 3,080 3,121,719
Home Depot, Inc. (The) , 4.88% ,
06/25/27 ................. 900 905,312
Homes By West Bay LLC , 11.00% ,
02/06/30
(f)
................. 80,958 78,124,470
Howard Hughes Corp. (The)
(c)
4.13% , 02/01/29 ............ 1,698 1,640,553
4.38% , 02/01/31 ............ 319 301,684
5.88% , 03/01/32 ............ 378 374,769
6.13% , 03/01/34 ............ 1,050 1,037,444
Howard Midstream Energy Partners
LLC
(c)
7.38% , 07/15/32 ............ 1,408 1,458,284
6.63% , 01/15/34 ............ 932 939,968
HUB International Ltd. , 7.25% ,
06/15/30
(c)
................ 8,252 8,468,508
Huntsman International LLC
4.50% , 05/01/29 ............ 1,775 1,733,506
2.95% , 06/15/31 ............ 846 760,416
iHeartCommunications, Inc.
(c)
9.13% , 05/01/29 ............ 1,477 1,433,133
7.75% , 08/15/30 ............ 3,763 3,510,126
Ingram Micro, Inc. , 4.75% , 05/15/29
(c)
1,719 1,688,244
ION Platform Finance US, Inc.
(c)
4.63% , 05/01/28 ............ 4,610 4,195,188
5.75% , 05/15/28 ............ 3,850 3,533,846
9.00% , 08/01/29 ............ 2,133 1,897,887
7.88% , 09/30/32 ............ 8,393 6,081,107
IQVIA, Inc.
5.00% , 10/15/26
(c)
........... 1,708 1,707,048
5.00% , 05/15/27
(c)
........... 3,607 3,605,028
6.25% , 06/01/32
(c)
........... 170 172,835
4.63% , 06/15/33
(b)
........... EUR 6,300 7,303,446
Iron Mountain Information Management
Services, Inc. , 5.00% , 07/15/32
(c)
. USD 628 603,401
Iron Mountain, Inc.
4.88% , 09/15/27
(c)
........... 1,400 1,397,497
5.25% , 03/15/28
(c)
........... 998 996,689
5.00% , 07/15/28
(c)
........... 705 702,281
7.00% , 02/15/29
(c)
........... 2,096 2,135,572
4.88% , 09/15/29
(c)
........... 3,501 3,435,464

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
5.25% , 07/15/30
(c)
........... USD 5,179 $ 5,101,610
5.63% , 07/15/32
(c)
........... 252 249,084
4.75% , 01/15/34
(b)
........... EUR 16,920 19,204,327
ITT Holdings LLC , 6.50% , 08/01/29
(c)
USD 4,399 4,347,445
J&F LUXEMBOURG FINANCE SARL ,
8.50% , 12/01/32
(c)
........... 7,444 7,434,695
J.P. Morgan Structured Products BV ,
13.00% , 02/03/28
(b) (f)
......... 18,008 19,796,312
Jackson National Life Global Funding ,
4.60% , 10/01/29
(c)
........... 1,000 985,072
Jane Street Group
(c)
4.50% , 11/15/29 ............ 1,816 1,770,035
7.13% , 04/30/31 ............ 3,822 3,951,780
6.13% , 11/01/32 ............ 1,644 1,644,342
6.75% , 05/01/33 ............ 372 382,552
Jazz Securities DAC , 4.38% , 01/15/29
(c)
2,994 2,932,836
Jefferies Finance LLC
(c)
5.00% , 08/15/28 ............ 2,548 2,460,264
6.63% , 10/15/31 ............ 200 196,874
Jefferies GmbH , (ESTR12MA + 1.45%),
3.37% , 02/06/28
(a) (b)
.......... EUR 11,500 13,130,439
JetBlue Airways Corp. , 9.88% ,
09/20/31
(c)
................ USD 2,912 2,637,436
JetBlue Pass-Through Trust , Series
2019-1 , Class AA , 2.75% , 05/15/32 2,503 2,215,490
Jose Andres Group 1L Notes , 10.00% ,
11/14/32
(f)
................. 18,923 13,980,312
JPMorgan Chase & Co.
3.63% , 12/01/27 ............ 1,000 988,543
(1-day SOFR + 1.46%), 5.29% ,
07/22/35
(a)
.............. 1,900 1,919,720
(1-day SOFR + 2.44%), 3.11% ,
04/22/51
(a)
.............. 15,935 10,663,944
(1-day SOFR + 1.58%), 3.33% ,
04/22/52
(a) (q)
............. 14,735 10,199,057
JPMorgan Chase Financial Co. LLC ,
Series 1 , 0.00% , 04/11/28
(b) (i) (p)
... 4,000 3,690,880
K. Hovnanian Enterprises, Inc. , 8.00% ,
04/01/31
(c)
................ 1,651 1,703,274
Kaiser Aluminum Corp. , 4.50% ,
06/01/31
(c)
................ 1,337 1,279,921
KeHE Distributors LLC
(c)
9.00% , 02/15/29 ............ 1,818 1,903,175
7.13% , 04/30/33 ............ 694 706,941
KFC Holding Co. , 4.75% , 06/01/27
(c)
. 2,794 2,786,232
Kinetik Holdings LP , 6.63% , 12/15/28
(c)
4,098 4,165,732
Kodiak Gas Services LLC , 5.88% ,
04/01/31
(c)
................ 2,989 2,996,664
Kohl's Corp. , 5.13% , 05/01/31
(g)
.... 2,968 2,653,281
Kronos International, Inc.
9.50% , 03/15/29
(b)
........... EUR 12,436 13,949,800
Ladder Capital Finance Holdings LLLP ,
7.00% , 07/15/31
(c)
........... USD 788 817,053
Lamar Media Corp.
3.75% , 02/15/28 ............ 661 648,591
4.88% , 01/15/29 ............ 2,743 2,720,769
4.00% , 02/15/30 ............ 167 159,633
Lamb Weston Holdings, Inc. , 4.13% ,
01/31/30
(c)
................ 2,522 2,418,401
LCM Investments Holdings II LLC
(c)
4.88% , 05/01/29 ............ 634 617,278
8.25% , 08/01/31 ............ 4,504 4,692,867
Lessen LLC , (3-mo. CME Term SOFR +
8.50%), 12.23% , 01/05/28
(a) (c) (d) (e) (f)
43,180 32,246,885
Level 3 Financing, Inc.
(c)
6.88% , 06/30/33 ............ 5,840 6,000,070
Security
Par (000)
Par (000) Value
United States (continued)
7.00% , 03/31/34 ............ USD 914 $ 942,460
8.50% , 01/15/36 ............ 4,429 4,756,011
7.50% , 02/15/37 ............ 818 839,578
LGI Homes, Inc.
(c)
8.75% , 12/15/28 ............ 6,472 6,687,951
7.00% , 11/15/32 ............ 11,699 11,625,983
LifePoint Health, Inc.
(c)
9.88% , 08/15/30 ............ 2,727 2,873,331
8.38% , 02/15/32 ............ 4,743 4,936,761
7.00% , 05/01/34 ............ 1,875 1,797,116
Light & Wonder International, Inc.
(c)
7.25% , 11/15/29 ............ 944 961,064
7.50% , 09/01/31 ............ 773 801,190
6.25% , 10/01/33 ............ 2,315 2,302,453
Linde plc , (3-mo. EURIBOR at 0.00%
Floor + 0.35%), 2.60% , 05/13/28
(a) (b)
EUR 15,300 17,504,520
Lithia Motors, Inc.
(c)
4.63% , 12/15/27 ............ USD 538 535,436
3.88% , 06/01/29 ............ 499 477,961
5.50% , 10/01/30 ............ 2,948 2,911,611
Live Nation Entertainment, Inc.
(c)
4.75% , 10/15/27 ............ 1,735 1,731,193
3.75% , 01/15/28 ............ 1,278 1,253,353
LYB International Finance III LLC ,
5.13% , 01/15/31 ............ 13,354 13,332,850
Madison IAQ LLC , 4.13% , 06/30/28
(c)
1,648 1,621,242
Magnera Corp.
(c)
4.75% , 11/15/29 ............ 601 561,036
7.25% , 11/15/31 ............ 3,945 3,851,306
Manufacturers & Traders Trust Co. ,
4.70% , 01/27/28 ............ 800 801,913
Marriott Ownership Resorts, Inc.
(c)
4.50% , 06/15/29 ............ 1,041 1,004,526
6.50% , 10/01/33 ............ 1,068 1,061,383
Mars, Inc.
(c)
4.55% , 04/20/28 ............ 1,500 1,503,797
4.65% , 04/20/31 ............ 100 100,083
5.70% , 05/01/55 ............ 34,012 33,507,491
Massachusetts Institute of Technology ,
3.96% , 07/01/38 ............ 8,375 7,621,587
Matador Resources Co.
(c)
6.50% , 04/15/32 ............ 2,044 2,055,160
6.25% , 04/15/33 ............ 985 981,413
Match Group Holdings II LLC
(c)
5.00% , 12/15/27 ............ 1,082 1,078,222
4.63% , 06/01/28 ............ 1,520 1,499,246
4.13% , 08/01/30 ............ 1,654 1,556,674
3.63% , 10/01/31 ............ 78 70,180
6.13% , 09/15/33 ............ 403 398,238
Mauser Packaging Solutions Holding
Co. , 9.25% , 04/15/30
(c)
........ 821 807,701
McDonald's Corp. , 1.60% , 03/15/31
(b)
EUR 7,400 7,841,247
McGraw-Hill Education, Inc.
(c)
5.75% , 08/01/28 ............ USD 1,055 1,050,595
7.38% , 09/01/31 ............ 3,768 3,829,437
Medline Borrower LP
(c)
6.25% , 04/01/29 ............ 1,617 1,650,304
5.25% , 10/01/29 ............ 3,725 3,702,237
Medtronic Global Holdings SCA , 1.63% ,
03/07/31 ................. EUR 10,400 11,053,920
Meridian Arc Holdco LLC , 6.25% ,
04/30/31
(c)
................ USD 36,557 36,638,888
Metropolitan Life Global Funding I ,
1.63% , 10/12/28
(b)
........... GBP 4,416 5,476,583

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
MGM Resorts International
5.50% , 04/15/27 ............ USD 1,798 $ 1,800,796
6.50% , 04/15/32 ............ 2,528 2,528,543
Michaels Cos., Inc. (The) , 8.50% ,
03/15/33
(c)
................ 4,642 4,597,876
Midwest Gaming Borrower LLC , 4.88% ,
05/01/29
(c)
................ 5,183 5,045,398
Millrose Properties, Inc.
(c)
6.38% , 08/01/30 ............ 2,455 2,488,265
6.25% , 09/15/32 ............ 1,274 1,285,087
MKS, Inc.
4.25% , 02/15/34
(b)
........... EUR 18,185 20,519,187
Mobius Merger Sub, Inc. , 9.00% ,
06/01/30
(c)
................ USD 1,630 1,091,252
Molina Healthcare, Inc.
(c)
4.38% , 06/15/28 ............ 121 118,887
3.88% , 11/15/30 ............ 3,057 2,850,800
6.50% , 02/15/31 ............ 278 282,808
6.25% , 01/15/33 ............ 1,029 1,030,726
Morgan Stanley
(a)
(3-mo. EURIBOR + 1.04%), 3.79% ,
03/21/30 ............... EUR 4,547 5,266,057
(1-day SOFR + 1.43%), 2.80% ,
01/25/52 ............... USD 23,903 14,846,524
Morgan Stanley Bank NA , (1-day SOFR
+ 0.68%), 4.45% , 10/15/27
(a)
.... 250 249,953
Morgan Stanley Finance LLC
Series 2330 , 0.00% , 02/02/29
(b) (i) (p)
1,700 2,028,950
6.18% , 05/08/31
(a) (c) (f)
......... EUR 120,452 135,736,064
Motorola Solutions, Inc. , 4.60% ,
02/23/28 ................. USD 1,800 1,804,153
MPLX LP , 4.25% , 12/01/27 ....... 1,200 1,194,313
MPT Operating Partnership LP
0.99% , 10/15/26 ............ EUR 12,746 14,287,150
7.00% , 02/15/32
(b)
........... 12,579 14,447,443
Murphy Oil Corp. , 6.50% , 02/15/34 .. USD 1,240 1,228,419
Murphy Oil USA, Inc. , 4.75% , 09/15/29 1,388 1,366,104
NCL Corp. Ltd.
(c)
7.75% , 02/15/29 ............ 1,469 1,532,884
5.88% , 01/15/31 ............ 3,847 3,733,715
6.75% , 02/01/32 ............ 2,513 2,507,350
6.25% , 09/15/33 ............ 1,168 1,134,323
NCR Atleos Corp. , 9.50% , 04/01/29
(c)
15,779 16,824,944
NCR Voyix Corp.
(c)
5.00% , 10/01/28 ............ 1,115 1,087,485
5.13% , 04/15/29 ............ 1,814 1,769,607
Neptune Bidco US, Inc.
(c)
9.29% , 04/15/29 ............ 305 311,046
10.38% , 05/15/31 ........... 2,814 2,916,472
9.50% , 02/15/33 ............ 7,474 7,556,640
New Generation Gas Gathering LLC ,
10.34% , 09/30/29
(c) (f)
......... 39,062 39,307,982
Newell Brands, Inc.
8.50% , 06/01/28
(c)
........... 841 878,650
6.63% , 09/15/29 ............ 101 102,686
6.38% , 05/15/30 ............ 2,040 2,067,738
6.63% , 05/15/32 ............ 3,841 3,889,597
Nexstar Media, Inc.
(c)
4.75% , 11/01/28 ............ 2,274 2,227,662
6.50% , 09/15/33 ............ 3,643 3,641,989
7.25% , 04/15/34 ............ 4,190 4,179,439
Nissan Motor Acceptance Co. LLC
(c)
1.85% , 09/16/26 ............ 1,485 1,471,270
6.13% , 09/30/30 ............ 3,993 3,925,201
Security
Par (000)
Par (000) Value
United States (continued)
Noble Finance II LLC , 8.00% ,
04/15/30
(c)
................ USD 2,179 $ 2,257,787
Nordstrom, Inc. , 4.25% , 08/01/31 ... 1,035 971,884
Northern Oil & Gas, Inc.
(c)
8.75% , 06/15/31 ............ 333 342,990
7.88% , 10/15/33 ............ 7,273 7,226,742
Novartis Finance SA , 3.50% , 05/13/35
(b)
EUR 19,840 22,815,475
Novelis Corp.
(c)
4.75% , 01/30/30 ............ USD 4,325 4,173,193
6.88% , 01/30/30 ............ 1,934 1,982,696
NRG Energy, Inc.
(c)
3.38% , 02/15/29 ............ 677 645,736
5.25% , 06/15/29 ............ 5,777 5,762,038
5.75% , 07/15/29 ............ 4,059 4,059,925
3.63% , 02/15/31 ............ 454 421,609
3.88% , 02/15/32 ............ 1,976 1,816,738
5.75% , 01/15/34 ............ 1,105 1,096,371
6.25% , 11/01/34 ............ 1,699 1,720,277
6.00% , 01/15/36 ............ 994 990,893
NuStar Logistics LP , 5.63% , 04/28/27 927 929,501
Nuveen LLC , 4.00% , 11/01/28
(c)
.... 1,400 1,381,668
Oak-Eagle AcquireCo, Inc.
(c)
7.25% , 07/01/33 ............ 4,484 4,690,763
8.75% , 07/01/34 ............ 3,834 4,069,109
Olin Corp.
5.63% , 08/01/29 ............ 361 358,342
5.00% , 02/01/30 ............ 1,596 1,547,202
6.63% , 04/01/33
(c)
........... 885 873,865
Olympus Water US Holding Corp.
4.25% , 10/01/28
(c)
........... 593 575,180
5.38% , 10/01/29
(b)
........... EUR 2,048 2,286,587
6.25% , 10/01/29
(c)
........... USD 1,819 1,793,305
7.25% , 06/15/31
(c)
........... 446 451,608
6.75% , 08/01/32
(c)
........... 317 309,734
6.13% , 02/15/33
(b)
........... EUR 5,844 6,718,733
7.25% , 02/15/33
(c)
........... USD 2,111 2,087,711
Oncor Electric Delivery Co. LLC , (5-
Year EURIBOR ICE Swap Rate +
1.53%), 4.55% , 11/26/56
(a) (b)
.... EUR 10,670 12,330,615
ONEOK, Inc. , 4.00% , 07/13/27 ..... USD 100 99,468
Oracle Corp. , 4.30% , 07/08/34 ..... 200 178,503
Osaic Holdings, Inc. , 6.75% , 08/01/32
(c)
4,280 4,287,319
Outfront Media Capital LLC
(c)
4.25% , 01/15/29 ............ 396 385,590
4.63% , 03/15/30 ............ 1,529 1,482,954
7.38% , 02/15/31 ............ 923 959,841
Owens-Brockway Glass Container,
Inc.
(c)
7.25% , 05/15/31 ............ 1,201 1,186,874
9.50% , 06/01/33 ............ 4,285 4,389,426
Packaging Corp. of America , 3.40% ,
12/15/27 ................. 100 98,491
Palomino Funding Trust I , 7.23% ,
05/17/28
(c)
................ 4,440 4,607,124
Paramount Global
4.95% , 01/15/31 ............ 1,258 1,169,360
4.20% , 05/19/32 ............ 866 751,437
(3-mo. SOFR + 4.16%), 6.25% ,
02/28/57
(a)
.............. 603 489,184
Park Intermediate Holdings LLC
(c)
5.88% , 10/01/28 ............ 4,221 4,218,870
4.88% , 05/15/29 ............ 7,315 7,152,403
Penn Entertainment, Inc. , 6.75% ,
04/01/31
(c)
................ 2,276 2,287,844

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
PennyMac Financial Services, Inc.
(c)
4.25% , 02/15/29 ............ USD 387 $ 369,490
7.88% , 12/15/29 ............ 2,047 2,128,714
7.13% , 11/15/30 ............ 1,005 1,018,448
5.75% , 09/15/31 ............ 2,311 2,192,178
6.88% , 05/15/32 ............ 1,148 1,123,475
6.75% , 02/15/34 ............ 3,607 3,462,423
Penske Truck Leasing Co. LP , 5.25% ,
07/01/29
(c)
................ 2,100 2,126,092
Performance Food Group, Inc. , 4.25% ,
08/01/29
(c)
................ 3,908 3,793,362
Permian Resources Operating LLC
(c)
5.88% , 07/01/29 ............ 1,895 1,894,736
7.00% , 01/15/32 ............ 4,227 4,371,988
Perrigo Finance Unlimited Co.
4.90% , 06/15/30
(g)
........... 1,381 1,327,950
6.13% , 09/30/32 ............ 1,748 1,669,526
PetSmart LLC
(c)
7.50% , 09/15/32 ............ 337 337,073
10.00% , 09/15/33 ........... 6,951 6,962,066
Pilgrim's Pride Corp.
4.25% , 04/15/31 ............ 2,478 2,376,339
3.50% , 03/01/32 ............ 883 804,966
6.88% , 05/15/34 ............ 622 672,061
Pioneer Opco LLC , 7.00% , 05/15/33
(c)
3,128 3,183,068
Post Holdings, Inc.
(c)
4.63% , 04/15/30 ............ 1,980 1,912,799
4.50% , 09/15/31 ............ 2,945 2,762,744
6.38% , 03/01/33 ............ 2,374 2,355,886
6.25% , 10/15/34 ............ 876 860,717
6.50% , 03/15/36 ............ 2,124 2,099,879
PR RNO Property Owner 1 LLC , 6.50% ,
05/01/31
(c)
................ 7,758 7,746,805
PRA Group Europe Holding II SARL ,
6.25% , 09/30/32
(b)
........... EUR 9,527 10,713,577
Prestige Brands, Inc.
(c)
5.13% , 01/15/28 ............ USD 795 794,375
3.75% , 04/01/31 ............ 2,244 2,059,311
Prime Investments LLC , 11.00% ,
05/01/30
(f)
................. 47,986 50,567,823
Prime Security Services Borrower LLC ,
3.38% , 08/31/27
(c)
........... 1,464 1,434,139
Primo Water Holdings, Inc. , 4.38% ,
04/30/29
(c)
................ 957 934,150
Puget Energy, Inc. , (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 2.96%), 7.00% ,
09/15/56
(a)
................ 354 357,869
Qnity Electronics, Inc.
(c)
5.75% , 08/15/32 ............ 55 55,293
6.25% , 08/15/33 ............ 1,655 1,683,857
Quikrete Holdings, Inc.
(c)
6.38% , 03/01/32 ............ 5,319 5,431,640
6.75% , 03/01/33 ............ 3,672 3,743,156
QXO Building Products, Inc.
(c)
6.50% , 07/15/31 ............ 1,452 1,479,837
6.75% , 04/30/32 ............ 3,048 3,147,300
Rand Parent LLC , 8.50% , 02/15/30
(c)
. 1,430 1,481,260
Resort Communities LoanCo. LP ,
12.00% , 11/21/28
(c) (d) (e) (f)
....... 119,650 121,743,909
Resorts World Las Vegas LLC
4.63% , 04/16/29
(c)
........... 2,300 2,061,999
4.63% , 04/16/29
(b)
........... 14,000 12,551,295
8.45% , 07/27/30
(c)
........... 2,300 2,265,500
Security
Par (000)
Par (000) Value
United States (continued)
Reworld Holding Corp. , 4.88% ,
12/01/29
(c)
................ USD 3,959 $ 3,775,984
RHP Hotel Properties LP
(c)
7.25% , 07/15/28 ............ 163 166,223
4.50% , 02/15/29 ............ 3,891 3,814,964
5.75% , 03/15/34 ............ 1,295 1,282,987
Rivers Enterprise Borrower LLC , 6.63% ,
02/01/33
(c)
................ 390 395,835
RLJ Lodging Trust LP , 3.75% ,
07/01/26
(c)
................ 1,780 1,780,000
ROBLOX Corp. , 3.88% , 05/01/30
(c)
.. 2,050 1,937,299
Rocket Cos., Inc.
(c)
6.50% , 08/01/29 ............ 5,236 5,344,354
7.13% , 02/01/32 ............ 4,089 4,244,100
6.38% , 08/01/33 ............ 1,954 1,987,148
Rocket Mortgage LLC
(c)
3.63% , 03/01/29 ............ 542 521,350
3.88% , 03/01/31 ............ 617 577,364
Rocket Software, Inc. , 9.00% ,
11/28/28
(c)
................. 3,661 3,639,131
Rockies Express Pipeline LLC
(c)
4.95% , 07/15/29 ............ 1,807 1,783,334
6.75% , 03/15/33 ............ 1,210 1,243,774
Ryan Specialty LLC
(c)
4.38% , 02/01/30 ............ 1,961 1,889,668
5.88% , 08/01/32 ............ 426 419,123
SBA Communications Corp.
3.88% , 02/15/27 ............ 2,125 2,112,948
3.13% , 02/01/29 ............ 160 153,092
Schneider Electric SE , 0.25% ,
09/30/34
(b) (p)
............... EUR 5,200 6,063,273
SCIH Salt Holdings, Inc. , 4.88% ,
05/01/28
(c)
................ USD 3,066 3,024,572
SCIL IV LLC , 9.50% , 07/15/28
(b)
.... EUR 6,111 7,200,824
Scotts Miracle-Gro Co. (The)
4.50% , 10/15/29 ............ USD 444 434,711
4.00% , 04/01/31 ............ 625 585,803
Seagate Data Storage Technology Pte.
Ltd.
(c)
8.25% , 12/15/29 ............ 11,366 11,884,926
8.50% , 07/15/31 ............ 6,822 7,128,847
9.63% , 12/01/32 ............ 12,080 13,319,806
Select Medical Corp. , 6.25% , 12/01/32
(c)
3,385 3,288,354
Sempra Infrastructure Partners LP ,
3.25% , 01/15/32
(c)
........... 200 177,256
Sensata Technologies BV
(c)
4.00% , 04/15/29 ............ 350 339,964
5.88% , 09/01/30 ............ 401 402,323
Sensata Technologies, Inc.
(c)
4.38% , 02/15/30 ............ 1,020 992,075
6.63% , 07/15/32 ............ 524 538,945
Service Corp. International
4.63% , 12/15/27 ............ 2,279 2,267,293
5.13% , 06/01/29 ............ 1,568 1,555,600
3.38% , 08/15/30 ............ 1,486 1,378,436
5.75% , 10/15/32 ............ 167 167,672
Service Properties Trust
0.00% , 09/30/27
(c) (i)
.......... 10,795 10,009,245
4.95% , 10/01/29 ............ 1,584 1,492,191
4.38% , 02/15/30 ............ 3,897 3,516,890
8.88% , 06/15/32 ............ 21,178 21,804,022
Shift4 Payments LLC
6.75% , 08/15/32
(c)
........... 3,133 3,138,989
5.50% , 05/15/33
(b)
........... EUR 16,451 18,400,823

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Sinclair Television Group, Inc. , 8.13% ,
02/15/33
(c)
................ USD 3,306 $ 3,395,811
Sirius XM Radio LLC
(c)
5.00% , 08/01/27 ............ 7,590 7,579,857
4.13% , 07/01/30 ............ 4,659 4,385,188
5.88% , 04/15/32 ............ 897 886,499
Six Flags Entertainment Corp. , 8.63% ,
01/15/32
(c)
................ 9,801 10,091,858
SK Invictus Intermediate II SARL ,
5.00% , 10/30/29
(c)
........... 1,982 1,943,387
SLM Corp. , (SOFR Index + 2.71%),
6.50% , 05/15/32
(a)
........... 978 976,868
SM Energy Co.
(c)
6.75% , 08/01/29 ............ 2,025 2,061,893
8.63% , 11/01/30 ............ 9,247 9,711,359
7.00% , 08/01/32 ............ 2,069 2,088,060
9.63% , 06/15/33 ............ 1,655 1,814,607
6.63% , 04/15/34 ............ 2,027 1,995,223
Smyrna Ready Mix Concrete LLC ,
8.88% , 11/15/31
(c)
........... 2,855 3,010,472
Snap, Inc. , 6.88% , 03/15/34
(c)
...... 4,105 3,974,165
Solaris Energy Infrastructure LLC ,
6.38% , 05/15/31
(c)
........... 17,741 17,938,942
Solaris Energy Infrastructure, Inc. ,
0.25% , 10/01/31
(p)
........... 37,798 61,468,998
Somnigroup International, Inc.
(c)
4.00% , 04/15/29 ............ 3,194 3,079,053
3.88% , 10/15/31 ............ 645 592,824
Sonder Holdings, Inc. , 7.00% , ( 7.00%
Cash or 7.00 % PIK), 12/10/27
(d) (e) (f) (o)
43,252 —
Sonic Automotive, Inc. , 4.88% ,
11/15/31
(c)
................. 1,290 1,241,370
Spectrum Brands, Inc. , 3.88% ,
03/15/31
(c)
................ 2,966 2,595,067
Spirit Airlines Pass-Through Trust
Series 2015-1 , Class A , 4.10% ,
04/01/28
(d) (e)
............. 329 318,989
Series 2017-1 , Class AA , 3.38% ,
02/15/30 ............... 3,750 3,447,838
Series 2017-1A , Class A , 3.65% ,
02/15/30
(d) (e)
............. 9,840 8,873,623
Sprint Spectrum Co. LLC , 5.15% ,
03/20/28
(c)
................ 646 647,483
SS&C Technologies, Inc.
(c)
5.50% , 09/30/27 ............ 3,696 3,695,404
6.50% , 06/01/32 ............ 1,398 1,409,926
Stagwell Global LLC , 5.63% , 08/15/29
(c)
2,541 2,450,847
Standard Building Solutions, Inc.
(c)
6.50% , 08/15/32 ............ 2,581 2,596,600
6.25% , 08/01/33 ............ 3,330 3,306,833
Standard Industries, Inc.
(c)
4.75% , 01/15/28 ............ 1,232 1,223,284
4.38% , 07/15/30 ............ 2,877 2,732,432
Starwood Property Trust, Inc.
(c)
3.63% , 07/15/26 ............ 4,344 4,336,964
7.25% , 04/01/29 ............ 267 275,670
6.00% , 04/15/30 ............ 2,493 2,502,080
6.50% , 07/01/30 ............ 559 570,862
5.75% , 01/15/31 ............ 842 836,716
6.13% , 06/01/31 ............ 479 481,532
Starz Capital Holdings 1, Inc. , 6.00% ,
04/15/30
(c) (g)
............... 8,335 7,949,506
Station Casinos LLC
(c)
4.50% , 02/15/28 ............ 398 393,436
6.63% , 03/15/32 ............ 2,575 2,615,105
Stem, Inc. , 0.50% , 12/01/28
(c) (p)
.... 1,234 493,600
Security
Par (000)
Par (000) Value
United States (continued)
STL Holding Co. LLC , 8.75% ,
02/15/29
(c)
................ USD 4,671 $ 4,850,119
Stonex Escrow Issuer LLC , 6.88% ,
07/15/32
(c)
................ 1,811 1,862,382
StoneX Group, Inc. , 7.88% , 03/01/31
(c)
1,021 1,072,026
Suburban Propane Partners LP , 5.00% ,
06/01/31
(c)
................ 1,943 1,841,946
Sun Country Airlines Pass-Through
Trusts , Series 2022-1A , 4.84% ,
03/15/31
(f)
................. 5,193 5,127,871
Sunoco LP
7.00% , 09/15/28
(c)
........... 2,132 2,174,512
7.00% , 05/01/29
(c)
........... 1,839 1,889,499
4.50% , 10/01/29
(c)
........... 2,409 2,339,591
4.50% , 04/30/30 ............ 2,263 2,197,934
4.63% , 05/01/30
(c)
........... 2,726 2,632,979
5.63% , 03/15/31
(c)
........... 2,339 2,321,939
7.25% , 05/01/32
(c)
........... 1,139 1,181,498
6.63% , 08/15/32
(c)
........... 1,840 1,871,402
SV RNO Property Owner 1 LLC , 5.88% ,
03/01/31
(c)
................ 6,521 6,426,989
Sword Purchaser LLC
7.25% , 04/15/33
(b)
........... EUR 722 864,232
8.25% , 04/15/33
(c)
........... USD 1,450 1,500,416
10.50% , 04/15/34
(c)
.......... 4,072 4,260,139
Synchrony Financial , 7.25% , 02/02/33 1,706 1,778,354
Talen Energy Supply LLC
(c)(k)
(Acquired 06/18/26 , cost
$ 3,438,696 ) 6.13% , 05/01/31 .. 3,440 3,440,065
(Acquired 06/22/26 , cost
$ 6,433,128 ) 6.38% , 05/01/33 .. 6,434 6,425,879
Tallgrass Energy Partners LP
(c)
5.50% , 01/15/28 ............ 448 447,051
7.38% , 02/15/29 ............ 2,142 2,197,188
6.00% , 12/31/30 ............ 791 791,362
6.00% , 09/01/31 ............ 566 559,974
6.75% , 03/15/34 ............ 1,664 1,678,733
Taylor Morrison Communities, Inc.
(c)
5.75% , 01/15/28 ............ 1,959 1,980,422
5.13% , 08/01/30 ............ 1,205 1,206,450
Teleflex, Inc. , 4.25% , 06/01/28
(c)
.... 1,954 1,926,042
Tenet Healthcare Corp.
5.13% , 11/01/27 ............ 1,756 1,755,983
4.63% , 06/15/28 ............ 5,951 5,900,483
6.13% , 10/01/28 ............ 220 220,884
4.25% , 06/01/29 ............ 2,756 2,678,513
4.38% , 01/15/30 ............ 2,302 2,230,900
6.13% , 06/15/30 ............ 5,374 5,413,381
6.00% , 11/15/33
(c)
........... 885 892,737
Tenneco, Inc. , 8.00% , 11/17/28
(c)
... 4,059 4,084,385
Terex Corp.
(c)
5.00% , 05/15/29 ............ 2,092 2,072,537
6.25% , 10/15/32 ............ 100 101,275
Texas Capital Bancshares, Inc. , (1-day
SOFR + 1.94%), 5.30% , 02/27/32
(a)
8,772 8,681,265
T-Mobile USA, Inc. , 2.05% , 02/15/28 . 200 192,176
TopBuild Corp. , 3.63% , 03/15/29
(c)
.. 225 225,000
Toyota Motor Credit Corp. , 5.40% ,
11/20/26 .................. 900 904,132
TransDigm, Inc.
6.75% , 08/15/28
(c)
........... 12,498 12,622,468
4.63% , 01/15/29 ............ 3,640 3,582,051
7.13% , 12/01/31
(c)
........... 2,589 2,680,809
6.63% , 03/01/32
(c)
........... 3,949 4,050,177
6.38% , 05/31/33
(c)
........... 6,913 6,978,729

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
6.75% , 01/31/34
(c)
........... USD 30 $ 30,771
Transocean International Ltd.
(c)
8.25% , 05/15/29 ............ 2,903 2,997,589
7.88% , 10/15/32 ............ 4,644 4,848,057
Travel + Leisure Co.
(c)
4.50% , 12/01/29 ............ 1,437 1,390,400
6.25% , 06/01/31 ............ 3,126 3,145,081
6.13% , 09/01/33 ............ 100 98,966
Twilio, Inc. , 3.63% , 03/15/29 ...... 95 91,612
UGI International LLC , 5.00% ,
06/01/31
(b)
................ EUR 5,362 6,269,288
UKG, Inc. , 6.88% , 02/01/31
(c)
...... USD 4,497 4,368,742
United Airlines Holdings, Inc. , 4.88% ,
03/01/29 ................. 3,375 3,335,465
United Airlines Pass-Through Trust ,
Series 2019-2 , Class A , 2.90% ,
05/01/28 ................. 1,623 1,556,195
United Rentals North America, Inc.
3.88% , 11/15/27 ............ 861 849,250
4.88% , 01/15/28 ............ 7,148 7,124,512
5.25% , 01/15/30 ............ 1,288 1,288,650
5.38% , 11/15/33
(c)
........... 950 935,667
6.13% , 03/15/34
(c)
........... 158 161,979
United Wholesale Mortgage LLC ,
5.50% , 04/15/29
(c)
........... 6,438 5,980,600
UnitedHealth Group, Inc. , 2.95% ,
10/15/27 ................. 600 589,740
Uniti Group LP , 4.75% , 04/15/28
(c)
... 2,196 2,188,941
Uniti Services LLC , 7.50% , 10/15/33
(c)
4,186 4,405,250
Univision Communications, Inc.
(c)
4.50% , 05/01/29 ............ 352 336,131
8.50% , 07/31/31 ............ 1,157 1,162,006
9.38% , 08/01/32 ............ 2,900 2,946,513
8.88% , 04/15/33 ............ 7,073 6,962,830
US Bancorp
(a)
(3-mo. EURIBOR + 0.80%), 3.00% ,
05/21/28 ............... EUR 3,375 3,864,543
(3-mo. EURIBOR + 0.80%), 3.00% ,
05/21/28 ............... 8,591 9,837,123
US Foods, Inc.
(c)
6.88% , 09/15/28 ............ USD 1,747 1,785,111
4.75% , 02/15/29 ............ 1,753 1,730,282
7.25% , 01/15/32 ............ 258 267,731
USA Compression Partners LP
(c)
7.13% , 03/15/29 ............ 935 957,757
6.25% , 10/01/33 ............ 947 938,883
UWM Holdings LLC
(c)
6.63% , 02/01/30 ............ 517 481,733
6.25% , 03/15/31 ............ 5,933 5,287,628
Vail Resorts, Inc.
(c)
5.63% , 07/15/30 ............ 1,534 1,532,087
6.50% , 05/15/32 ............ 611 622,300
Venture Global Calcasieu Pass LLC
(c)
3.88% , 08/15/29 ............ 4,874 4,649,563
6.25% , 01/15/30 ............ 1,484 1,519,889
4.13% , 08/15/31 ............ 923 866,563
Venture Global LNG, Inc.
(c)
9.50% , 02/01/29 ............ 7,749 8,340,644
7.00% , 01/15/30 ............ 4,367 4,453,965
9.88% , 02/01/32 ............ 5,900 6,298,586
Venture Global Plaquemines LNG LLC
(c)
6.13% , 12/15/30 ............ 5,671 5,802,329
6.50% , 06/15/34 ............ 4,756 4,954,682
7.75% , 05/01/35 ............ 3,683 4,130,381
Security
Par (000)
Par (000) Value
United States (continued)
Verizon Communications, Inc. , (5-Year
U.K. Government Bonds Note
Generic Bid Yield + 1.82%), 5.74% ,
06/15/56
(a)
................ GBP 8,700 $ 11,475,938
Versant Media Group, Inc. , 7.25% ,
01/30/31
(c)
................ USD 793 820,410
VF Corp.
2.80% , 04/23/27 ............ 669 657,719
0.25% , 02/25/28 ............ EUR 3,708 4,002,054
2.95% , 04/23/30 ............ USD 596 543,377
0.63% , 02/25/32 ............ EUR 4,754 4,449,310
Viasat, Inc. , 5.63% , 04/15/27
(c)
..... USD 3,842 3,838,216
Viking Cruises Ltd.
(c)
7.00% , 02/15/29 ............ 1,309 1,310,637
9.13% , 07/15/31 ............ 991 1,038,355
5.88% , 10/15/33 ............ 210 210,328
Vistra Operations Co. LLC
(c)
5.00% , 07/31/27 ............ 835 834,412
4.38% , 05/01/29 ............ 735 722,123
7.75% , 10/15/31 ............ 1,366 1,429,218
5.25% , 10/15/35 ............ 7,937 7,719,598
5.35% , 01/31/36 ............ 8,182 8,018,350
5.55% , 04/30/36 ............ 20,000 19,897,786
VOC Escrow Ltd. , 5.00% , 02/15/28
(c)
. 1,311 1,309,377
VoltaGrid LLC , 7.38% , 11/01/30
(c)
... 13,363 13,873,079
Voyager Parent LLC , 9.25% , 07/01/32
(c)
5,551 5,870,506
Wand NewCo 3, Inc. , 7.63% , 01/30/32
(c)
3,500 3,620,159
Washington Mutual Bank
(d)(e)(f)
0.00% , 09/21/17
(a)
........... 25,126 2
0.00% , 09/21/17
(i)
........... 15,753 2
Washington Mutual Escrow Bonds
(d)(e)(f)
0.00% , 11/06/09 ............ 45,161 5
0.00% , 09/19/17
(i)
........... 2,631 —
Washington Mutual, Inc. , 0.00% ,
10/03/17
(a) (d) (e) (f)
............. 14,745 1
Wayfair LLC
(c)
7.25% , 10/31/29 ............ 192 198,156
7.75% , 09/15/30 ............ 2,877 3,024,420
6.75% , 11/15/32 ............ 1,152 1,182,985
7.13% , 05/31/34 ............ 1,791 1,841,454
WBI Operating LLC
(c)
6.25% , 10/15/30 ............ 2,502 2,515,911
6.50% , 10/15/33 ............ 819 824,135
Weekley Homes LLC , 4.88% ,
09/15/28
(c)
................ 3,281 3,235,751
Wells Fargo & Co.
(a)
(Sterling Overnight Index Average +
1.28%), 3.47% , 04/26/28
(b)
... GBP 14,018 18,429,303
(3-mo. EURIBOR + 1.85%), 1.74% ,
05/04/30
(b)
.............. EUR 12,200 13,384,527
(3-mo. CME Term SOFR + 4.50%),
5.01% , 04/04/51 .......... USD 35,854 32,129,565
(1-day SOFR + 2.13%), 4.61% ,
04/25/53 ............... 36,665 30,811,217
WESCO Distribution, Inc.
(c)
6.38% , 03/15/29 ............ 3,425 3,486,102
5.25% , 04/15/31 ............ 2,675 2,647,550
6.63% , 03/15/32 ............ 190 195,787
6.38% , 03/15/33 ............ 694 712,042
5.50% , 04/15/34 ............ 1,056 1,044,629
Whirlpool Corp.
6.13% , 06/15/30 ............ 1,348 1,243,453
6.50% , 06/15/33 ............ 5,180 4,490,407
Williams Scotsman, Inc.
(c)
4.63% , 08/15/28 ............ 100 99,103

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
6.63% , 06/15/29 ............ USD 2,835 $ 2,894,361
6.63% , 04/15/30 ............ 216 222,522
7.38% , 10/01/31 ............ 732 757,877
Windstream Services LLC , 8.25% ,
10/01/31
(c)
................ 8,525 8,990,081
WR Grace Holdings LLC
(c)
6.63% , 08/15/32 ............ 1,568 1,520,768
7.00% , 08/01/33 ............ 3,864 3,762,599
WRKCo, Inc. , 3.90% , 06/01/28 ..... 100 98,683
WULF Compute LLC , 7.75% ,
10/15/30
(c)
................ 2,727 2,864,299
Wyndham Hotels & Resorts, Inc.
(c)
4.38% , 08/15/28 ............ 1,624 1,599,677
5.63% , 03/01/33 ............ 245 241,805
Wynn Resorts Finance LLC
(c)
5.13% , 10/01/29 ............ 879 873,100
7.13% , 02/15/31 ............ 1,720 1,817,723
6.25% , 03/15/33 ............ 1,007 1,010,772
Xerox Corp. , 10.25% , 10/15/30
(c)
... 21,136 18,596,854
XHR LP , 4.88% , 06/01/29
(c)
....... 1,125 1,104,540
XPLR Infrastructure Operating Partners
LP
(c)
8.38% , 01/15/31 ............ 2,499 2,665,183
8.63% , 03/15/33 ............ 2,699 2,894,308
7.75% , 04/15/34 ............ 1,551 1,632,536
XPO, Inc. , 7.13% , 02/01/32
(c)
...... 153 158,669
Yum! Brands, Inc.
4.75% , 01/15/30
(c)
........... 3,088 3,037,371
3.63% , 03/15/31 ............ 336 312,725
5.38% , 04/01/32 ............ 499 496,353
Zayo Group Holdings, Inc. , 6.25% ,
( 6.25 % Cash or 0.50 % PIK),
03/09/30
(a) (c) (o)
.............. 2,131 2,125,362
Zions Bancorp NA , 3.25% , 10/29/29 . 6,693 6,316,776
5,107,628,166
Uzbekistan — 0.1%
Navoi Mining & Metallurgical Co.
6.70% , 10/17/28
(c)
........... 4,059 4,166,817
6.70% , 10/17/28
(b)
........... 2,989 3,068,396
6.75% , 05/14/30
(c)
........... 1,229 1,273,858
6.75% , 05/14/30
(b)
........... 7,978 8,269,197
6.95% , 10/17/31
(c)
........... 4,598 4,850,890
21,629,158
Vietnam — 0.0%
Mong Duong Finance Holdings BV ,
5.13% , 05/07/29
(b)
........... 7,256 7,153,453
Total Corporate Bonds — 25.7%
(Cost: $ 12,638,336,436 ) ........................... 12,499,495,772
Fixed Rate Loan Interests
Australia — 0.0%
Nqxt Capital Pty. Ltd., 1st Lien Term
Loan , 9.37%
,
02/10/31 ........ AUD 23,250 16,097,137
India — 0.0%
AM Green BV, 1st Lien Term Loan ,
8.00%
,
04/12/27
(f)
........... USD 13,300 14,949,200
Jersey, Channel Islands — 0.0%
New Look Corp. Ltd., 1st Lien Term
Loan , 6.05%
,
11/09/29
(f)
....... GBP 161 1,068
Security
Par (000)
Par (000) Value
United States — 0.2%
(f)
Amf Mf Portfolio, 1st Lien Term Loan ,
8.27%
,
11/06/28 ............ USD 2,780 $ 2,883,664
AS HC LP - Note A - Assignment,
Delayed Draw 1st Lien Term Loan ,
5.75%
,
05/09/30 ............ 12,834 11,880,218
Aspen Owner LLC, 1st Lien Term Loan ,
7.27%
,
02/09/27 ............ 58,433 58,567,045
Houston Center, 1st Lien Term Loan ,
0.00%
,
09/13/32
(l)
........... 18,105 2
Indigo, Delayed Draw 1st Lien Term
Loan , 5.83% - 6.10%
,
03/18/32 .. 45,499 45,498,680
118,829,609
Total Fixed Rate Loan Interests — 0.2%
(Cost: $ 147,528,484 ) ............................. 149,877,014
Floating Rate Loan Interests
Australia — 0.2%
(a)
Anticimex Global AB, Facility 1st
Lien Term Loan B10 , (BSBY (3
months) at 0.50% Floor + 3.90%),
8.41%
,
11/17/31 ............ AUD 30,000 20,458,942
GEAR M Illawarra Met Coal Pty. Ltd.,
1st Lien Term Loan , (6-mo. CME
Term SOFR at 0.00% Floor +
8.50%), 12.13%
,
12/01/32
(f)
..... USD 34,221 34,563,042
Insignia (Daintree Bidco Pty Ltd),
1st Lien Term Loan B , (BSBY
1Month at 0.00% Floor + 5.00%),
9.23%
,
11/24/32
(f)
........... AUD 19,750 13,263,695
Snacking Investments Bidco Pty.
Ltd., 1st Lien Term Loan B ,
3.50%
,
10/14/32
(f)
........... 13,965 9,523,638
Teeg Bidco Pty. Ltd., Facility 1st
Lien Term Loan B , (BSBY
1Month at 0.00% Floor + 4.00%),
8.12%
,
01/02/33
(f)
........... 22,500 15,577,875
93,387,192
Austria — 0.0%
(a)
Constantia Flexibles GmbH, Facility 1st
Lien Term Loan , 0.00%
,
06/25/32 . EUR 5,000 5,723,740
Innio Group Holding GmbH, Facility
1st Lien Term Loan B , (3-mo.
EURIBOR at 0.00% Floor + 2.50%),
4.75%
,
11/03/31 ............ 6,266 7,178,173
12,901,913
Belgium — 0.0%
(a)
QSRP Finco BV, Facility 1st Lien Term
Loan B3 , (6-mo. EURIBOR at 0.00%
Floor + 3.75%), 5.91%
,
06/19/31 . 2,609 2,973,244
United Petfood Finance BV, 1st Lien
Term Loan B , (6-mo. EURIBOR
at 0.00% Floor + 2.25%),
4.40%
,
02/26/32 ............ 3,416 3,917,449
6,890,693

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Canada — 0.1%
(a)
Air Canada, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor +
1.75%), 5.41%
,
03/21/31
(l)
...... USD 1,073 $ 1,068,913
Bausch + Lomb Corp., 1st Lien
Term Loan , (1-mo. CME Term
SOFR at 0.00% Floor + 3.75%),
7.39%
,
01/15/31 ............ 18,983 19,006,487
Bombardier Recreational Products,
Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor +
2.25%), 5.89%
,
01/22/31
(l)
...... 1,000 998,720
GFL Environmental Services, Inc., 1st
Lien Term Loan , (3-mo. CME Term
SOFR at 0.00% Floor + 2.50%),
6.16%
,
03/03/32
(l)
........... 402 401,762
Knowlton Development Corp., Inc., 1st
Lien Term Loan , (1-mo. CME Term
SOFR at 0.00% Floor + 3.50%),
7.14%
,
08/15/28
(l)
........... 856 854,133
Ontario Gaming GTA LP, 1st Lien
Term Loan B , (3-mo. CME Term
SOFR at 0.50% Floor + 4.25%),
7.98%
,
08/01/30
(l)
........... 404 383,541
WestJet Loyalty LP, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00%
Floor + 2.75%), 6.48%
,
02/14/31
(l)
931 900,336
23,613,892
Cayman Islands — 0.0%
(a)(f)
Flexsys Cayman Holdings LP, 1st
Lien Term Loan , (6-mo. CME Term
SOFR at 0.75% Floor + 5.25%),
9.34%
,
08/01/29 ............ 3,856 385,639
Usavflow II Ltd., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.00%
Floor + 6.50%), 10.14%
,
09/10/29 13,089 13,138,299
13,523,938
Finland — 0.0%
(a)
Ahlstrom Holding 3 Oy, Facility 1st Lien
Term Loan B4 , (3-mo. EURIBOR
at 0.00% Floor + 3.75%), 5.88% -
6.04%
,
05/27/30 ............ EUR 4,500 5,160,056
Mehilainen Yhtiot Oy, Facility 1st
Lien Term Loan B7 , (3-mo.
EURIBOR at 0.00% Floor + 3.40%),
5.53%
,
08/05/31 ............ 4,506 5,168,715
10,328,771
France — 0.1%
(a)
Banijay Entertainment SAS, 1st Lien
Term Loan B5 , (3-mo. EURIBOR
at 0.00% Floor + 2.75%),
5.09%
,
07/06/33 ............ 1,231 1,407,795
Betclic Everest Group, Facility 1st Lien
Term Loan B , (12-mo. CME Term
SOFR at 0.00% Floor + 2.75%),
6.17%
,
12/09/31
(l)
........... USD 723 723,412
Betclic Everest Group, Facility
1st Lien Term Loan B2 , (3-mo.
EURIBOR at 0.00% Floor + 3.00%),
5.23%
,
12/09/31 ............ EUR 5,774 6,605,764
Security
Par (000)
Par (000) Value
France (continued)
Cooper Consumer Health SAS, Facility
1st Lien Term Loan B5 , (EUR0012M
at 0.00% Floor + 3.75%),
6.52%
,
05/19/33 ............ EUR 1,500 $ 1,724,835
ELSAN SAS, Facility 1st Lien Term
Loan B6 , (3-mo. EURIBOR at 0.00%
Floor + 3.40%), 5.78%
,
06/16/31 . 2,000 2,250,922
Financiere Mendel SAS, 1st Lien Term
Loan B , (3-mo. EURIBOR at 0.00%
Floor + 3.00%), 5.29%
,
11/08/30 . 1,000 1,147,559
Hestiafloor 2 SASU, Facility 1st Lien
Term Loan B5 , (3-mo. EURIBOR
at 0.00% Floor + 3.00%),
5.29%
,
02/27/30 ............ 2,353 2,701,241
Holding Socotec, Facility 1st Lien Term
Loan B6 , (3-mo. EURIBOR at 0.00%
Floor + 3.00%), 5.29%
,
06/02/31 . 2,741 3,142,341
Kersia International SAS, 1st Lien Term
Loan B , (3-mo. EURIBOR at 0.00%
Floor + 3.50%), 5.79%
,
12/23/30 . 1,702 1,952,314
Obol France 3 SAS, Facility 1st Lien
Term Loan B3 , (6-mo. EURIBOR
at 0.00% Floor + 5.00%),
7.53%
,
12/29/28 ............ 1,834 2,099,555
Parts Europe SA, 1st Lien Term Loan B ,
(1-mo. EURIBOR at 0.00% Floor +
2.50%), 4.56%
,
02/06/31 ...... 4,500 5,159,387
Ramsay Generale De Sante SA, Facility
1st Lien Term Loan B5 , (3-mo.
EURIBOR at 0.00% Floor + 3.20%),
5.39%
,
08/13/31 ............ 1,500 1,716,042
Septodont Holding SAS, 1st Lien Term
Loan B , 05/20/33
(s)
........... 1,300 1,493,431
Solina Group Services SAS, 1st Lien
Term Loan B , (3-mo. EURIBOR
at 0.00% Floor + 3.15%),
5.28%
,
09/28/32 ............ 2,491 2,858,945
Talbot Participation SAS, 1st Lien Term
Loan B2 , (3-mo. EURIBOR at 0.00%
Floor + 3.00%), 5.29%
,
07/07/32 . 2,000 2,293,770
Trevise Holdings 1 SAS, Facility
1st Lien Term Loan 2 , (1-mo.
EURIBOR at 0.00% Floor + 3.45%),
5.63%
,
07/09/29 ............ 3,417 3,939,877
Vivalto Sante Investissement, 1st Lien
Term Loan B
(3-mo. EURIBOR at 0.00% Floor +
3.00%), 3.00% , 07/21/31 .... 1,000 1,143,411
(3-mo. EURIBOR at 0.00% Floor +
3.40%), 5.69% , 07/21/31 .... 2,370 2,709,885
ZF Invest, Facility 1st Lien Term Loan
B , (3-mo. EURIBOR at 0.00% Floor
+ 3.75%), 5.95%
,
05/06/33 ..... 2,000 2,276,630
47,347,116
Germany — 0.2%
(a)
Aenova Holding GmbH, Facility
1st Lien Term Loan B2 , (3-mo.
EURIBOR at 0.00% Floor + 2.75%),
5.07%
,
08/22/31 ............ 2,000 2,290,205
BASF Coatings, 1st Lien Term Loan
B , (EUR0012M at 0.00% Floor +
4.50%), 7.35%
,
05/06/33 ...... 5,564 6,360,514
Blitz 26-281 SE, 1st Lien Term Loan B ,
05/27/33
(s)
................ 2,200 2,527,872

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Germany (continued)
Goodarz Holding Co. SARL, Delayed
Draw 1st Lien Term Loan , (1-mo.
EURIBOR at 0.00% Floor + 5.50%),
7.78%
,
11/19/30
(f)
........... EUR 16,084 $ 18,369,391
Nidda Healthcare Holding GmbH,
1st Lien Term Loan , (3-mo.
EURIBOR at 0.00% Floor + 3.00%),
5.20%
,
12/09/32 ............ 3,700 4,228,846
Node AcquiCo GmbH, 1st Lien Term
Loan B1 , (3-mo. EURIBOR at 0.00%
Floor + 3.50%), 5.67%
,
12/08/32 . 4,000 4,575,290
Rain Carbon, Inc., 1st Lien Term Loan ,
(3-mo. EURIBOR at 0.00% Floor +
5.00%), 7.39%
,
10/31/28 ...... 2,713 3,073,332
Saphira Holdings SARL, 1st Lien Term
Loan B , 06/06/33
(s)
........... 1,000 1,145,936
Schoen Klinik SE, Facility 1st Lien Term
Loan B3 , (EUR0012M at 0.00%
Floor + 2.75%), 5.49%
,
01/12/31 . 5,567 6,361,340
Sgb-Smit Midco GmbH, Facility
1st Lien Term Loan B , (1-mo.
EURIBOR at 0.00% Floor + 3.75%),
5.93%
,
03/10/33 ............ 2,400 2,761,957
Speedster Bidco GmbH, Facility 1st
Lien Term Loan B1 , (3-mo. CME
Term SOFR at 0.50% Floor +
3.00%), 6.73%
,
12/10/31
(l)
...... USD 894 885,803
Techem Verwaltungsgsesellschaft 675
mbH, Facility 1st Lien Term Loan B7 ,
4.98%
,
07/15/32 ............ EUR 7,173 8,203,148
TK Elevator Midco GmbH, 1st Lien
Term Loan B1 , (6-mo. EURIBOR
at 0.00% Floor + 3.00%),
5.15%
,
04/30/30 ............ 10,638 12,197,761
72,981,395
Hong Kong — 0.0%
CNC Investment Holdings Ltd., 1st
Lien Term Loan , (12-mo. CME Term
SOFR at 0.50% Floor + 4.00%),
7.81%
,
04/28/31
(a)
........... USD 20,000 19,780,000
India — 0.0%
Endeavour Trade And Investment Ltd.,
1st Lien Term Loan , 10/30/26
(a) (s)
. 14,000 13,979,000
Ireland — 0.0%
(a)
Applegreen Ltd., Facility 1st Lien Term
Loan B , (3-mo. EURIBOR at 0.00%
Floor + 4.50%), 6.65%
,
01/26/32 . EUR 1,278 1,471,295
Promontoria Beech DAC, 1st Lien
Term Loan , (1-mo. CME Term
SOFR at 0.00% Floor + 3.75%),
5.75%
,
05/17/27
(f)
........... 6,329 7,231,402
8,702,697
Jersey, Channel Islands — 0.1%
(a)(f)
New Look Corp. Ltd., 1st Lien Term
Loan , 16.27%
,
11/10/27 ....... GBP 405 53,664
Vita Global Finco Ltd., 1st Lien Term
Loan B
(o)
(6-mo. EURIBOR at 0.00% Floor +
0.00%), 10.17% ( 10.17 % Cash or
10.17 % PIK), 07/06/27 ...... EUR 14,522 12,402,760
Security
Par (000)
Par (000) Value
Jersey, Channel Islands (continued)
(Daily SONIA at 0.00% Floor +
8.00%), 11.73% ( 11.73 % Cash or
11.73 % PIK), 07/06/27 ...... GBP 8,602 $ 8,500,518
20,956,942
Luxembourg — 0.2%
(a)
Al Mansart (Luxembourg) Bidco SCS,
1st Lien Term Loan A , (6-mo. CME
Term SOFR at 0.00% Floor +
5.25%), 9.12%
,
09/01/28
(f)
...... USD 12,520 12,473,192
Albea Beauty Holdings SARL,
1st Lien Term Loan B , (6-mo.
EURIBOR at 0.00% Floor + 5.00%),
7.50%
,
12/31/27 ............ EUR 2,000 2,087,142
Albion Financing 3 SARL, 1st Lien Term
Loan , (3-mo. EURIBOR at 0.00%
Floor + 3.00%), 5.20%
,
05/21/31 . 1,027 1,180,155
Althea Acquisition Bidco SARL, Facility
1st Lien Term Loan B , (3-mo.
EURIBOR at 0.00% Floor + 3.25%),
5.54%
,
01/20/33 ............ 1,500 1,716,522
Atlas Luxco 4 SARL, 1st Lien Term
Loan B , (1-mo. EURIBOR at 0.00%
Floor + 3.75%), 5.93%
,
08/20/32 . 2,060 2,369,133
Cobham Ultra SeniorCo SARL, Facility
1st Lien Term Loan B , (6-mo.
EURIBOR at 0.00% Floor + 3.75%),
5.90%
,
08/06/29 ............ 4,340 4,966,620
Connect Finco SARL, 1st Lien
Term Loan , (1-mo. CME Term
SOFR at 0.50% Floor + 4.50%),
8.14%
,
09/13/29 ............ USD 15,176 15,199,086
Delta 2 (Lux) SARL, 1st Lien Term Loan
B , (3-mo. CME Term SOFR at 0.50%
Floor + 1.75%), 5.48%
,
09/30/31
(l)
899 897,782
Eircom Finco SARL, Facility 1st Lien
Term Loan B6 , (1-mo. EURIBOR
at 0.00% Floor + 2.75%),
4.81%
,
05/14/32 ............ EUR 4,500 5,136,867
Euro Parfums Fze Upsize, 1st Lien
Term Loan , (6-mo. CME Term SOFR
+ 5.25%), 9.12%
,
07/01/32
(f)
.... USD 8,892 8,858,826
Froneri International Ltd., 1st Lien Term
Loan , (6-mo. EURIBOR at 0.00%
Floor + 2.75%), 4.90%
,
09/30/31 . EUR 2,000 2,268,815
Froneri International Ltd., Facility
1st Lien Term Loan B5 , (6-mo.
EURIBOR at 0.00% Floor + 3.00%),
5.15%
,
09/30/32 ............ 4,128 4,684,521
Garfunkelux Holdco 3 SA, 1st Lien
Term Loan B , (12-mo. CME Term
SOFR at 0.00% Floor + 0.00%),
6.88%
,
06/01/32 ............ 14,334 15,927,633
Genesys Cloud Services, Inc., 1st
Lien Term Loan , (1-mo. CME Term
SOFR at 0.00% Floor + 2.50%),
6.14%
,
01/30/32
(l)
........... USD 992 948,114
Hyperion Refinance SARL, 1st Lien
Term Loan , (1-mo. CME Term
SOFR at 0.50% Floor + 2.75%),
6.39%
,
02/17/31
(l)
........... 985 922,734
Index HoldCo SARL, Facility 1st Lien
Term Loan A , 6.00%
,
12/29/28 ... EUR 4,163 1,958,080

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Luxembourg (continued)
Jazz Financing Lux SARL, 1st Lien
Term Loan B2 , (1-mo. CME Term
SOFR at 0.50% Floor + 2.25%),
5.89%
,
05/05/28
(l)
........... USD 692 $ 693,551
Loire Finco Luxembourg SARL,
1st Lien Term Loan B4 , (1-mo.
EURIBOR at 0.00% Floor + 3.75%),
5.93%
,
01/21/30 ............ EUR 1,000 1,149,124
Loire Finco Luxembourg SARL, Facility
1st Lien Term Loan B , (1-mo. CME
Term SOFR at 0.00% Floor +
4.00%), 7.64%
,
01/31/30 ...... USD 898 898,387
Matador Bidco SARL, 1st Lien
Term Loan , (1-mo. CME Term
SOFR at 0.00% Floor + 4.25%),
7.99%
,
07/16/29
(l)
........... 1,500 1,490,250
NJJ Continental SA, Facility 1st Lien
Term Loan B3 , (3-mo. EURIBOR
at 0.00% Floor + 2.50%),
4.81%
,
01/26/32 ............ EUR 5,923 6,789,536
Rainbow Finco SARL, Facility 1st
Lien Term Loan B2 , (6-mo.
EURIBOR at 0.00% Floor + 3.25%),
5.39%
,
02/26/29 ............ 2,000 2,300,008
Speed Midco 3 SARL, Facility
1st Lien Term Loan B , (6-mo.
EURIBOR at 0.00% Floor + 2.75%),
5.24%
,
10/07/32 ............ 5,264 6,014,973
Summer BC Bidco B LLC, Facility
1st Lien Term Loan B , (3-mo.
EURIBOR at 0.00% Floor + 4.50%),
6.78%
,
01/31/29 ............ 588 587,753
Summer BC Holdco B SARL, Facility
1st Lien Term Loan B , (3-mo.
EURIBOR at 0.00% Floor + 4.50%),
6.78%
,
01/31/29 ............ 2,412 2,409,652
Syntegon Topco GmbH, Facility
1st Lien Term Loan B3 , (3-mo.
EURIBOR at 0.00% Floor + 3.50%),
5.79%
,
12/29/32 ............ 3,900 4,476,326
Telenet International Finance SARL,
1st Lien Term Loan AQ , (1-mo.
EURIBOR at 0.00% Floor + 2.25%),
4.38%
,
04/30/29 ............ 2,000 2,277,865
110,682,647
Netherlands — 0.2%
(a)
Accell Group Holdings BV, 1st Lien
Term Loan , (3-mo. EURIBOR +
7.00%), 9.08% ( 9.08 % Cash or
9.53 % PIK), 02/09/28
(f) (o)
....... 4,860 1,584,140
Barentz Midco BV, Facility 1st Lien
Term Loan B3 , (3-mo. CME Term
SOFR at 0.00% Floor + 3.25%),
7.05%
,
03/03/31
(l)
........... USD 494 489,461
Flutter Financing BV, 1st Lien
Term Loan B , (3-mo. CME Term
SOFR at 0.50% Floor + 1.75%),
5.48%
,
12/02/30
(l)
........... 926 916,756
Median BV, 1st Lien Term Loan B3 ,
(3-mo. EURIBOR at 0.00% Floor +
5.25%), 7.54%
,
10/14/30 ...... EUR 3,618 4,132,398
Nobian Finance BV, 1st Lien Term
Loan , (6-mo. EURIBOR at 0.00%
Floor + 3.40%), 5.84%
,
07/01/30 . 7,263 7,874,894
Security
Par (000)
Par (000) Value
Netherlands (continued)
Nobian Finance BV, 1st Lien Term Loan
B , (6-mo. EURIBOR at 0.00% Floor
+ 3.65%), 6.16%
,
07/01/29 ..... EUR 3,928 $ 4,292,029
Odido Holding BV, Facility 1st Lien Term
Loan B2 , (3-mo. EURIBOR at 0.00%
Floor + 2.65%), 4.94%
,
03/30/29 . 2,000 2,296,626
One Frio HoldCo BV, Term Loan ,
(3-mo. EURIBOR + 3.15%),
5.17%
,
09/01/31
(f)
........... 25,489 29,100,348
Peer Holding III BV, Facility 1st Lien
Term Loan B4 , (3-mo. CME Term
SOFR at 0.00% Floor + 2.50%),
6.23%
,
10/28/30
(l)
........... USD 781 781,999
Peer Holding III BV, Facility 1st
Lien Term Loan B7B , (3-mo.
EURIBOR at 0.00% Floor + 2.75%),
5.04%
,
11/26/31 ............ EUR 3,000 3,433,147
TMF Sapphire Bidco BV, Facility
1st Lien Term Loan B6 , (3-mo.
EURIBOR at 0.00% Floor + 3.25%),
5.21%
,
05/23/33 ............ 2,300 2,621,095
VDK Groep BV, Facility 1st Lien Term
Loan B1 , (1-mo. EURIBOR at 0.00%
Floor + 3.25%), 5.43%
,
02/18/32 . 1,300 1,494,975
Ziggo BV, Facility 1st Lien Term Loan P ,
(1-mo. EURIBOR at 0.00% Floor +
3.75%), 5.88%
,
05/31/33 ...... 10,429 11,645,321
70,663,189
New Zealand — 0.0%
FNZ NZ Finco Ltd., 1st Lien Term Loan ,
(Daily SONIA at 0.00% Floor +
6.00%), 9.73%
,
11/05/31
(a) (f)
..... GBP 13,000 13,622,642
Norway — 0.0%
Sector Alarm Holding A/S, 1st Lien Term
Loan , 0.00%
,
06/14/32
(a)
....... EUR 1,535 1,750,130
Poland — 0.0%
Vehis Auto Leasing Dac Mezz, 1st Lien
Term Loan , (1-mo. EURIBOR +
5.50%), 9.29%
,
06/10/32
(a) (f)
..... PLN 59,958 15,938,571
Spain — 0.2%
(a)
Aernnova Aerospace SAU, Facility
1st Lien Term Loan B , (3-mo.
EURIBOR at 0.00% Floor + 4.00%),
6.10%
,
02/27/30 ............ EUR 2,042 2,340,874
Areas Worldwide SA, Facility 1st
Lien Term Loan B5 , (6-mo.
EURIBOR at 0.00% Floor + 3.50%),
6.09%
,
12/31/29 ............ 7,662 8,791,263
Boluda Towage Luxembourg SARL,
1st Lien Term Loan B , (EUR0012M
at 0.00% Floor + 2.75%),
5.52%
,
05/27/33 ............ 2,067 2,373,180
Cervantes Bidco SL, Facility 1st Lien
Term Loan B2 , (6-mo. EURIBOR
at 0.00% Floor + 3.00%),
5.52%
,
12/03/31
(b)
........... 2,854 3,265,967
Dycom Industries, Inc., 1st Lien Term
Loan B , 02/18/33
(s)
........... 2,400 2,749,534

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Spain (continued)
Findango Mezz Revolving, 1st Lien
Term Loan , (1-mo. CME Term SOFR
+ 0.00%), 9.22%
,
05/01/32
(f)
.... EUR 26,750 $ 30,680,695
Promontoria Challenger I SA , (1-mo.
CME Term SOFR at 0.00% Floor +
2.75%), 4.44%
,
07/21/25
(f)
...... 7,122 8,132,209
Seashell Bidco SL, 1st Lien Term Loan
B , (6-mo. EURIBOR at 0.00% Floor
+ 4.00%), 6.50%
,
12/15/32 ..... 4,350 4,982,736
Sirocco Lux SA, 1st Lien Term Loan A ,
(3-mo. EURIBOR at 0.00% Floor +
3.00%), 5.03%
,
02/28/26
(f)
...... 24,197 27,647,558
90,964,016
Sweden — 0.0%
(a)
Anticimex Global AB, 1st Lien Term
Loan B9 , (3-mo. EURIBOR at 0.00%
Floor + 3.15%), 5.38%
,
11/16/28 . 1,350 1,552,583
Eleda Management AB, Facility
1st Lien Term Loan B , (3-mo.
EURIBOR at 0.00% Floor + 3.50%),
5.63%
,
04/03/31 ............ 2,333 2,682,729
IGT Holding IV AB, Facility 1st Lien
Term Loan B4 , (3-mo. EURIBOR
at 0.00% Floor + 3.25%),
5.54%
,
08/29/31 ............ 2,000 2,255,012
Quimper AB, Facility 1st Lien Term
Loan B , (3-mo. EURIBOR at 0.00%
Floor + 2.98%), 5.10%
,
03/29/30 . 1,500 1,717,551
Verisure Holding AB, 1st Lien Term
Loan B , (3-mo. EURIBOR at 0.00%
Floor + 2.25%), 4.45%
,
10/25/32 . 2,000 2,296,100
10,503,975
United Kingdom — 0.4%
(a)
AI Aqua Merger Sub, Inc., 1st Lien Term
Loan B , (1-mo. EURIBOR at 0.00%
Floor + 2.75%), 4.95%
,
07/04/33 . 2,300 2,626,351
Allwyn International AG, Facility
1st Lien Term Loan B , (1-mo.
EURIBOR at 0.00% Floor + 3.00%),
5.18%
,
03/22/32 ............ 5,636 6,424,625
Bellis Acquisition Co. plc, Facility
1st Lien Term Loan B , (6-mo.
EURIBOR at 0.00% Floor + 4.00%),
6.49%
,
05/12/31 ............ 2,000 2,156,658
Belron Uk Finance plc, 1st Lien Term
Loan , (3-mo. EURIBOR at 0.00%
Floor + 2.25%), 4.47%
,
10/16/31 . 2,651 3,035,604
Boots Group Bidco Ltd. (The), 1st Lien
Term Loan , (Daily SONIA at 0.00%
Floor + 4.50%), 8.23%
,
08/30/32 . GBP 3,478 4,631,687
Boots Group Finco LP, 1st Lien Term
Loan , (3-mo. EURIBOR at 0.00%
Floor + 3.25%), 5.63%
,
08/30/32 . EUR 4,400 5,059,917
Cabot Securitisation UK Ltd., 1st Lien
Term Loan , (1-mo. GBP SONIA +
3.20%), 6.74%
,
01/18/30
(f)
...... GBP 35,000 46,425,750
CD&R Firefly Bidco plc, Facility
1st Lien Term Loan B10 , (Daily
SONIA at 0.00% Floor + 4.75%),
8.48%
,
04/30/29 ............ 10,775 14,307,649
Security
Par (000)
Par (000) Value
United Kingdom (continued)
City Football Group Ltd., 1st Lien
Term Loan , (3-mo. CME Term
SOFR at 0.50% Floor + 3.00%),
6.93%
,
07/22/30
(l)
........... USD 980 $ 975,100
CML Project Cold, 1st Lien Term Loan ,
(3-mo. CME Term SOFR + 3.15%),
6.89%
,
09/01/31
(f)
........... GBP 7,742 10,260,813
Eagle Bidco Ltd., Facility 1st Lien Term
Loan B , (1-mo. EURIBOR at 0.00%
Floor + 3.75%), 5.93%
,
02/27/32 . EUR 2,500 2,850,844
Edge Finco plc, Facility 1st Lien Term
Loan B1 , (3-mo. EURIBOR at 0.00%
Floor + 3.00%), 5.20%
,
08/22/31 . 5,422 6,230,397
EG Finco Ltd., 1st Lien Term Loan ,
(3-mo. EURIBOR at 0.00% Floor +
3.50%), 6.00%
,
02/10/31 ...... 9,000 10,258,720
EG Finco Ltd., 1st Lien Term Loan B ,
02/10/31
(s)
................ 5,000 5,713,000
Elvis UK Holdco Ltd., Facility 1st
Lien Term Loan B6 , (3-mo.
EURIBOR at 0.00% Floor + 2.93%),
5.33%
,
10/31/31 ............ 3,500 4,016,216
Entain Holdings (Gibraltar) Ltd., 1st
Lien Term Loan B , (3-mo. CME Term
SOFR at 0.00% Floor + 2.25%),
5.98%
,
10/31/29
(l)
........... USD 800 798,044
Entain Holdings (Gibraltar) Ltd., Facility
1st Lien Term Loan B4 , (3-mo.
EURIBOR at 0.00% Floor + 3.50%),
5.79%
,
06/30/28 ............ EUR 1,209 1,392,793
INEOS Quattro Holdings UK Ltd.,
Facility 1st Lien Term Loan B , (1-mo.
EURIBOR at 0.00% Floor + 4.50%),
6.68%
,
04/03/29 ............ 3,000 2,962,613
Inspired Finco Holdings Ltd., Facility
1st Lien Term Loan B8 , (1-mo.
EURIBOR at 0.00% Floor + 3.00%),
4.90%
,
02/28/31 ............ 3,846 4,413,684
Leased & Tenanted Pubs 1 Ltd.,
2nd Lien Term Loan , (Daily
SONIA at 0.00% Floor + 9.38%),
13.10%
,
10/31/29
(f)
.......... GBP 5,112 6,340,608
Market Bidco Ltd., Facility 1st Lien Term
Loan B3 , (3-mo. EURIBOR at 0.00%
Floor + 4.50%), 6.73%
,
11/04/30 . EUR 5,650 6,453,237
Modulaire Group Holdings Ltd., Facility
1st Lien Term Loan B3 , (3-mo.
EURIBOR at 0.00% Floor + 4.43%),
6.72%
,
07/10/31 ............ 2,000 1,951,858
OCS Group Holding Ltd., Facility
1st Lien Term Loan B4 , (6-mo.
EURIBOR at 0.00% Floor + 4.25%),
6.74%
,
11/28/31 ............ 1,000 1,149,387
OCS Group Holding Ltd., Facility
1st Lien Term Loan B5 , (Daily
SONIA at 0.00% Floor + 5.25%),
8.98%
,
11/28/31 ............ GBP 3,286 4,350,185
Platform Bidco Ltd., Facility 1st Lien
Term Loan B6 , (6-mo. EURIBOR
at 0.00% Floor + 4.00%),
6.50%
,
09/30/31 ............ EUR 4,000 4,535,299
Rubix Group Finco Ltd., 1st Lien Term
Loan B , (3-mo. EURIBOR at 0.00%
Floor + 3.50%), 5.73%
,
09/30/31 . 4,000 4,571,680

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Zegona Holdco Ltd., Facility 1st Lien
Term Loan B3 , (6-mo. EURIBOR
at 0.00% Floor + 2.25%),
4.39%
,
07/17/29 ............ EUR 5,461 $ 6,242,813
170,135,532
United States — 2.2%
(a)
AAdvantage Loyalty IP Ltd., 1st Lien
Term Loan , (3-mo. CME Term
SOFR at 0.00% Floor + 2.75%),
6.43%
,
05/28/32
(l)
........... USD 1,496 1,496,222
ABG Intermediate Holdings 2 LLC,
1st Lien Term Loan B1 , (1-mo.
CME Term SOFR at 0.00% Floor +
2.25%), 5.89%
,
12/21/28
(l)
...... 970 970,182
ADMI Corp., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor +
3.38%), 7.13%
,
12/23/27
(l)
...... 487 433,823
AG Group Holdings, Inc., 1st Lien
Term Loan , (1-mo. CME Term
SOFR at 0.50% Floor + 4.25%),
7.89%
,
12/29/28
(l)
........... 915 823,718
AHP Health Partners, Inc., 1st Lien
Term Loan B , (1-mo. CME Term
SOFR at 0.50% Floor + 2.25%),
5.89%
,
09/20/32
(l)
........... 873 875,047
AlixPartners LLP, 1st Lien Term Loan
(3-mo. EURIBOR at 0.00% Floor +
3.00%), 5.29% , 08/12/32 .... EUR 4,291 4,917,228
(1-mo. CME Term SOFR at 0.00%
Floor + 2.00%), 5.64% , 08/12/32
(l)
USD 607 603,180
Alliant Holdings Intermediate LLC, 1st
Lien Term Loan , (1-mo. CME Term
SOFR at 0.00% Floor + 2.50%),
6.12%
,
09/19/31
(l)
........... 978 963,672
Allied Universal Holdco LLC, 1st Lien
Term Loan , (1-mo. CME Term
SOFR at 0.00% Floor + 3.25%),
6.89%
,
08/20/32 ............ 13,045 13,043,232
Allspring Buyer LLC, 1st Lien
Term Loan , (3-mo. CME Term
SOFR at 0.50% Floor + 3.00%),
6.75%
,
11/01/30
(l)
........... 975 977,194
Alorica, Inc., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 1.00%
Floor + 6.88%), 10.52%
,
12/21/27
(f)
20,341 19,960,537
Alpha Generation LLC, 1st Lien
Term Loan B , (1-mo. CME Term
SOFR at 0.00% Floor + 1.75%),
5.39%
,
09/30/31
(l)
........... 968 957,774
Altafiber Virginia LLC, 1st Lien Term
Loan B5 , (1-mo. CME Term
SOFR at 0.50% Floor + 2.25%),
5.89%
,
11/23/28
(l)
........... 985 982,897
Altar Bidco, Inc., 2nd Lien Term Loan ,
(12-mo. CME Term SOFR at 0.50%
Floor + 5.60%), 9.11%
,
02/01/30 . 28,777 26,852,420
Alterra Mountain Co., 1st Lien Term
Loan B8 , (1-mo. CME Term
SOFR at 0.00% Floor + 2.50%),
6.14%
,
05/31/30
(l)
........... 455 453,911
Amentum Holdings, Inc., 1st Lien
Term Loan B , (12-mo. CME Term
SOFR at 0.00% Floor + 1.75%),
5.56%
,
09/29/31
(l)
........... 1,783 1,779,407
Security
Par (000)
Par (000) Value
United States (continued)
American Airlines, Inc., 1st Lien
Term Loan , (3-mo. CME Term
SOFR at 0.00% Floor + 2.25%),
5.91%
,
06/04/29
(l)
........... USD 980 $ 962,213
American Axle & Manufacturing, Inc.,
1st Lien Term Loan B , (1-mo. CME
Term SOFR at 0.50% Floor +
3.00%), 6.62%
,
12/13/29
(l)
...... 970 970,348
American Residential Services LLC, 1st
Lien Term Loan , (3-mo. CME Term
SOFR at 0.00% Floor + 2.75%),
6.48%
,
02/02/32
(f) (l)
........... 990 992,475
Amneal Pharmaceuticals LLC, 1st
Lien Term Loan , (1-mo. CME Term
SOFR at 0.50% Floor + 3.00%),
6.64%
,
08/02/32
(l)
........... 690 691,951
Amynta Agency Borrower, Inc., 1st Lien
Term Loan B , (1-mo. CME Term
SOFR at 0.00% Floor + 2.50%),
6.14%
,
12/29/31
(l)
........... 1,043 1,027,169
Anticimex Global AB, Facility 1st
Lien Term Loan B8 , (1-day
SOFR at 0.00% Floor + 2.90%),
6.41%
,
11/17/31
(l)
........... 91 90,767
AP Core Holdings II LLC, Facility 1st
Lien Term Loan B , (12-mo. CME
Term SOFR at 0.00% Floor +
6.50%), 10.31%
,
05/15/31
(l)
..... 550 546,733
Arcline FM Holdings LLC, 1st Lien
Term Loan , (3-mo. CME Term
SOFR at 0.75% Floor + 2.75%),
6.45%
,
06/24/30
(l)
........... 458 458,882
Argento LLC, Facility 1st Lien
Term Loan A , (1-mo. CME Term
SOFR at 0.00% Floor + 4.00%),
7.64%
,
04/30/31
(f)
........... 18,498 18,405,510
Arsenal AIC Parent LLC, 1st Lien
Term Loan B , (1-mo. CME Term
SOFR at 0.00% Floor + 2.75%),
6.39%
,
08/19/30
(l)
........... 847 848,999
Aruba Investments Holdings LLC, 1st
Lien Term Loan , (3-mo. CME Term
SOFR at 0.75% Floor + 4.00%),
7.77%
,
11/24/27
(l)
........... 984 900,814
Ascend Learning LLC, 1st Lien
Term Loan , (1-mo. CME Term
SOFR at 0.50% Floor + 3.00%),
6.64%
,
12/11/28
(l)
........... 982 956,785
ASP Dream Acquisition Co. LLC, 1st
Lien Term Loan , (1-mo. CME Term
SOFR at 0.75% Floor + 4.25%),
7.99%
,
12/15/28
(f) (l)
........... 494 461,491
Asurion LLC, 1st Lien Term Loan B13 ,
(3-mo. CME Term SOFR at 0.00%
Floor + 4.25%), 7.91%
,
09/19/30
(l)
1,412 1,395,053
AthenaHealth Group, Inc., 1st Lien
Term Loan , (1-mo. CME Term
SOFR at 0.50% Floor + 2.75%),
6.39%
,
02/15/29
(l)
........... 699 697,188
Autokiniton US Holdings, Inc., 1st Lien
Term Loan B , (1-mo. CME Term
SOFR at 0.50% Floor + 4.00%),
7.76%
,
04/06/28
(l)
........... 1,477 1,470,625

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Avaya, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 1.00% Floor +
7.50%), 11.14% 08/01/28 ...... USD 80 $ 70,476
B&G Foods, Inc., 1st Lien Term
Loan B5 , (1-mo. CME Term
SOFR at 0.00% Floor + 3.50%),
7.14%
,
10/10/29
(l)
........... 985 967,932
Baldwin Insurance Group Holdings LLC
(The), 1st Lien Term Loan B2 , (1-mo.
CME Term SOFR at 0.00% Floor +
2.50%), 6.13%
,
05/26/31
(l)
...... 468 459,763
Barracuda Networks, Inc., 1st Lien
Term Loan , (3-mo. CME Term
SOFR at 0.50% Floor + 4.50%),
8.16%
,
08/15/29
(l)
........... 975 658,364
BCPE Empire Holdings, Inc., 1st Lien
Term Loan
(l)
(1-mo. CME Term SOFR at 0.50%
Floor + 3.25%), 6.89% , 12/11/30 490 482,940
(1-mo. CME Term SOFR at 0.00%
Floor + 3.50%), 7.14% , 12/29/32 998 984,203
Belden, Inc., 1st Lien Term Loan ,
(12-mo. CME Term SOFR at 0.00%
Floor + 2.75%), 6.49%
,
06/10/33
(f) (l)
640 640,000
Bleriot US Bidco, Inc., 1st Lien
Term Loan , (3-mo. CME Term
SOFR at 0.00% Floor + 2.25%),
5.98%
,
10/31/30
(l)
........... 1,181 1,179,980
Boxer Parent Co., Inc., 1st Lien Term
Loan
(3-mo. EURIBOR at 0.00% Floor +
3.50%), 5.65% , 07/30/31 .... EUR 1,107 1,198,187
(3-mo. CME Term SOFR at 0.00%
Floor + 2.75%), 6.42% , 07/30/31
(l)
USD 1,412 1,268,272
Brand Industrial Services, Inc., 1st Lien
Term Loan C , (3-mo. CME Term
SOFR at 0.50% Floor + 4.50%),
8.16%
,
08/01/30
(l)
........... 1,068 832,760
BrightView Landscapes LLC, 1st Lien
Term Loan , (12-mo. CME Term
SOFR at 0.50% Floor + 2.00%),
5.84%
,
06/17/33
(l)
........... 1,000 994,580
Broadstreet Partners Group LLC, 1st
Lien Term Loan B , (1-mo. CME Term
SOFR at 0.00% Floor + 2.50%),
6.14%
,
06/16/31
(l)
........... 981 945,384
CACI International, Inc., 1st Lien
Term Loan B , (1-mo. CME Term
SOFR at 0.00% Floor + 1.75%),
5.39%
,
10/30/31
(l)
........... 985 983,158
Caesars Entertainment, Inc., 1st Lien
Term Loan B , (1-mo. CME Term
SOFR at 0.50% Floor + 2.25%),
5.89%
,
02/06/30
(l)
........... 812 782,902
Caesars Entertainment, Inc., 1st Lien
Term Loan B1 , (1-mo. CME Term
SOFR at 0.50% Floor + 2.25%),
5.89%
,
02/06/31 ............ 8,497 8,143,725
Calpine Construction Finance Co.
LP, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor +
1.75%), 5.39%
,
07/31/30
(l)
...... 1,215 1,213,173
Security
Par (000)
Par (000) Value
United States (continued)
Camelot US Acquisition LLC, 1st Lien
Term Loan B , (1-mo. CME Term
SOFR at 0.00% Floor + 2.75%),
6.39%
,
01/31/31
(l)
........... USD 1,370 $ 1,258,532
Cast & Crew LLC, Facility 1st Lien
Term Loan , (3-mo. CME Term
SOFR at 0.50% Floor + 3.75%),
7.41%
,
12/29/28
(l)
........... 948 354,399
Cengage Learning, Inc., 1st Lien Term
Loan B , (1-mo. CME Term SOFR at
1.00% Floor + 3.00%; 3-mo. CME
Term SOFR at 1.00% Floor + 3.00%
at 1.00% Floor + 0.00%), 6.64% -
6.65%
,
03/24/31
(l)
........... 743 733,948
Central Parent LLC, 1st Lien
Term Loan , (3-mo. CME Term
SOFR at 0.00% Floor + 3.25%),
6.95%
,
07/06/29
(l)
........... 1,471 744,101
Champions Financing, Inc., 1st Lien
Term Loan , (3-mo. CME Term
SOFR at 0.00% Floor + 4.75%),
8.42%
,
02/06/29
(l)
........... 376 350,356
Chariot Buyer LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00%
Floor + 3.00%), 6.64%
,
09/08/32
(l)
606 606,172
Charter Next Generation, Inc., 1st
Lien Term Loan , (1-mo. CME Term
SOFR at 0.75% Floor + 2.50%),
6.11%
,
11/29/30
(l)
............ 1,238 1,237,562
Chemours Co. LLC, 1st Lien Term
Loan B4 , (1-mo. CME Term
SOFR at 0.00% Floor + 3.50%),
7.14%
,
10/15/32
(l)
........... 1,401 1,397,045
CHG Healthcare Services, Inc., 1st
Lien Term Loan , (3-mo. CME Term
SOFR at 0.50% Floor + 3.00%),
6.66%
,
09/29/31
(l)
........... 1,269 1,269,418
Chromalloy Corp., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00%
Floor + 3.25%), 6.93%
,
03/27/31
(l)
1,349 1,354,450
Cirkul Sr Sec, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00%
Floor + 6.10%), 17.10%
,
04/23/28
(d) (e
18,981 3,416,577
Cirkul, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 4.00% Floor +
6.00%), 16.85% ( 16.85 % Cash or
9.20 % PIK), 04/23/28
(d) (e) (f) (o)
..... 1,406 220,458
Citadel Securities LP, 1st Lien
Term Loan , (3-mo. CME Term
SOFR at 0.00% Floor + 2.00%),
5.66%
,
06/10/33
(l)
........... 980 977,712
Citco Funding LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50%
Floor + 2.00%), 5.66%
,
01/31/33
(l)
498 495,813
Clarios Global LP, 1st Lien Term Loan ,
(1-mo. EURIBOR at 0.00% Floor +
2.75%), 4.93%
,
01/28/32 ...... EUR 8,200 9,388,435
Cloud Software Group, Inc., 1st Lien
Term Loan , (1-mo. EURIBOR
at 0.00% Floor + 3.00%),
5.29%
,
08/13/32 ............ 5,137 5,423,789

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Cloud Software Group, Inc., 1st Lien
Term Loan B , (3-mo. CME Term
SOFR at 0.00% Floor + 3.25%),
6.98%
,
03/21/31
(l)
........... USD 1,978 $ 1,728,194
Cloudera, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50%
Floor + 3.75%), 7.49%
,
10/09/28
(l)
496 382,539
Clover Holdings 2 LLC, 1st Lien
Term Loan , (1-mo. CME Term
SOFR at 0.00% Floor + 3.75%),
7.38%
,
12/09/31
(l)
........... 1,233 1,175,618
Clue Opco LLC, 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.75%
Floor + 4.50%), 8.16%
,
12/19/30
(l)
929 873,787
Clydesdale Acquisition Holdings,
Inc., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.50% Floor +
3.18%), 6.82%
,
04/13/29 ...... 17,651 17,318,047
CML Hotel Adeline, 1st Lien Term Loan ,
(1-mo. CME Term SOFR + 0.00%),
6.82%
,
03/01/29
(f)
........... 24,000 24,000,000
CML Project Crabtree, Delayed
Draw 1st Lien Term Loan , (1-mo.
CME Term SOFR + 2.50%),
6.51%
,
08/06/29
(f)
........... 15,737 15,694,292
CML The Ben, Delayed Draw 1st Lien
Term Loan , (12-mo. CME Term
SOFR + 0.00%), 9.67%
,
03/09/31
(f)
8,244 8,169,422
CNT Holdings I Corp., 1st Lien
Term Loan , (3-mo. CME Term
SOFR at 0.75% Floor + 2.25%),
5.91%
,
11/08/32
(l)
........... 1,429 1,429,576
Cobham Ultra SeniorCo SARL, Facility
1st Lien Term Loan B , (6-mo. CME
Term SOFR at 0.50% Floor +
3.75%), 7.79%
,
08/03/29
(l)
...... 1,027 1,029,684
ConnectWise LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50%
Floor + 3.50%), 7.49%
,
09/29/28 . 10,624 9,740,485
Construction Partners, Inc., 1st Lien
Term Loan , (1-mo. CME Term
SOFR at 0.00% Floor + 2.00%),
5.64%
,
11/03/31
(l)
........... 740 739,038
Coral-US Co-Borrower LLC, 1st Lien
Term Loan B6 , (1-mo. CME Term
SOFR at 0.00% Floor + 3.00%),
6.74%
,
10/15/29
(l)
........... 1,000 971,530
Core & Main LP, 1st Lien Term Loan E ,
(3-mo. CME Term SOFR at 0.00%
Floor + 2.00%), 5.66%
,
02/10/31
(l)
751 750,806
CoreWeave Compute Acquisition Co.
II LLC, Delayed Draw 1st Lien Term
Loan , (3-mo. CME Term SOFR at
0.00% Floor + 9.62%), 13.28% -
13.35%
,
07/30/28
(f)
.......... 36,037 36,217,582
CoreWeave Compute Acquisition Co.
III LLC, Delayed Draw 1st Lien Term
Loan , (3-mo. CME Term SOFR
at 0.00% Floor + 6.00%), 9.66% -
9.68%
,
05/16/29
(f)
........... 30,742 30,972,216
CoreWeave Compute Acquisition Co.
IV LLC, Delayed Draw 1st Lien Term
Loan , (3-mo. CME Term SOFR +
4.25%), 8.13%
,
09/29/30
(f)
...... 28,975 28,505,911
Security
Par (000)
Par (000) Value
United States (continued)
Coreweave Financing DDTL V LLC,
Delayed Draw 1st Lien Term Loan ,
(1-day SOFR at 0.00% Floor +
4.50%), 8.10%
,
11/17/31 ....... USD 26,566 $ 27,091,445
Cotiviti, Inc., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.00%
Floor + 2.75%), 6.37%
,
05/01/31
(l)
1,273 1,162,701
CP Iris Holdco I, Inc., 1st Lien
Term Loan , (1-mo. CME Term
SOFR at 0.00% Floor + 4.00%),
7.64%
,
10/27/32
(l)
........... 323 306,621
CPV Fairview LLC, 1st Lien Term Loan
B , (3-mo. CME Term SOFR at 0.00%
Floor + 2.50%), 6.23%
,
08/14/31 . 11,764 11,763,556
CRC Insurance Group LLC, 1st Lien
Term Loan B , (3-mo. CME Term
SOFR at 0.00% Floor + 2.75%),
6.48%
,
05/06/31
(l)
........... 1,023 997,343
Creative Artists Agency LLC, 1st Lien
Term Loan , (1-mo. CME Term
SOFR at 0.00% Floor + 2.50%),
6.14%
,
10/01/31
(l)
........... 513 512,918
Crescent Midstream Operating LLC, 1st
Lien Term Loan , (3-mo. CME Term
SOFR at 0.00% Floor + 3.75%),
7.40%
,
02/18/33 ............ 28,394 28,544,772
Crocs, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor +
2.25%), 5.89%
,
02/19/29
(l)
...... 424 425,098
CSC Holdings LLC, 1st Lien Term Loan
B5 , (US Prime Rate at 0.00% Floor
+ 1.50%), 8.25%
,
04/15/27 ..... 4,179 2,925,523
CTP-02 Propco LLC , (1-mo. CME Term
SOFR at 0.00% Floor + 3.25%),
6.86%
,
12/06/29
(f)
........... 22,147 22,140,033
Cushman & Wakefield US Borrower
LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor +
2.25%), 5.89%
,
06/13/33
(l)
...... 848 845,381
Dave & Buster's, Inc., 1st Lien
Term Loan B , (3-mo. CME Term
SOFR at 0.50% Floor + 3.25%),
6.94%
,
06/29/29
(l)
........... 774 678,824
Dealer Tire Financial LLC, 1st Lien
Term Loan B5 , (1-mo. CME Term
SOFR at 0.50% Floor + 3.00%),
6.64%
,
07/02/31
(l)
........... 1,469 1,454,179
Deep Blue Operating I LLC, 1st Lien
Term Loan , (3-mo. CME Term
SOFR at 0.00% Floor + 2.25%),
5.90%
,
10/01/32
(l)
........... 474 474,703
Delta Topco, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00%
Floor + 2.75%), 6.40%
,
11/30/29
(l)
. 983 927,877
Derby Buyer LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50%
Floor + 2.75%), 6.39%
,
11/01/30
(l)
. 1,008 1,007,912
DirecTV Financing LLC, 1st Lien Term
Loan B
(3-mo. CME Term SOFR at 0.75%
Floor + 5.25%), 9.18% , 08/02/29
(l)
734 736,819
(3-mo. CME Term SOFR at 0.75%
Floor + 5.50%), 9.16% , 02/17/31 14,541 14,559,236

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Discovery Energy Holding Corp., 1st
Lien Term Loan , (3-mo. CME Term
SOFR at 0.00% Floor + 3.75%),
6.66%
,
05/01/31
(l)
........... USD 500 $ 500,315
Discovery Global Holdings, Inc., 1st
Lien Term Loan
(1-mo. EURIBOR at 0.00% Floor +
2.50%), 4.68% , 06/03/33 .... EUR 2,300 2,629,294
(1-mo. CME Term SOFR at 0.00%
Floor + 2.50%), 6.14% , 06/03/33 USD 53,974 53,968,835
Discovery Purchaser Corp., 1st Lien
Term Loan , (3-mo. CME Term
SOFR at 0.50% Floor + 3.75%),
7.41%
,
10/04/29
(l)
........... 519 516,720
DK Crown Holdings, Inc., 1st Lien
Term Loan B , (1-mo. CME Term
SOFR at 0.00% Floor + 1.75%),
5.37%
,
03/04/32
(l)
........... 272 270,911
Dynasty Acquisition Co., Inc., 1st Lien
Term Loan B1 , (1-mo. CME Term
SOFR at 0.00% Floor + 2.00%),
5.64%
,
10/31/31
(l)
........... 1,034 1,035,970
Dynasty Acquisition Co., Inc., 1st Lien
Term Loan B2 , (1-mo. CME Term
SOFR at 0.00% Floor + 2.00%),
5.64%
,
10/31/31
(l)
........... 393 394,140
EAB Global, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50%
Floor + 3.00%), 6.64%
,
08/16/30
(l)
495 443,176
ECI Macola, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.75% Floor +
2.75%), 6.48%
,
05/09/30
(l)
...... 997 945,119
ECL Entertainment LLC, 1st Lien
Term Loan B , (1-mo. CME Term
SOFR at 0.00% Floor + 3.00%),
6.64%
,
08/30/30 ............ 21,644 21,637,212
EIS Group Ltd., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.75%
Floor + 7.00%), 10.64%
,
07/08/28
(f)
28,919 26,532,793
EIS Group Ltd., Revolving Loan 1st
Lien Term Loan , (1-mo. CME Term
SOFR at 0.75% Floor + 7.00%),
10.64%
,
07/10/28
(f)
.......... 2,892 2,653,279
Elanco Animal Health, Inc., 1st Lien
Term Loan B , (1-mo. CME Term
SOFR at 0.00% Floor + 1.75%),
5.37%
,
10/29/32
(l)
........... 284 284,167
Element Materials Technology
Group US Holdings, Inc., 1st Lien
Term Loan B , (3-mo. CME Term
SOFR at 0.50% Floor + 3.50%),
7.23%
,
06/22/29
(l)
........... 972 975,682
Ellucian Holdings, Inc., 1st Lien
Term Loan B1 , (1-mo. CME Term
SOFR at 0.50% Floor + 2.50%),
6.14%
,
10/09/29
(l)
........... 1,044 1,005,211
EMRLD Borrower LP, 1st Lien
Term Loan B , (3-mo. CME Term
SOFR at 0.00% Floor + 2.25%),
5.92%
,
05/31/30
(l)
........... 1,470 1,468,105
Engineered Machinery Holdings,
Inc., 1st Lien Term Loan , (3-mo.
EURIBOR at 0.00% Floor + 3.50%),
5.79%
,
11/26/32 ............ EUR 3,959 4,551,553
Security
Par (000)
Par (000) Value
United States (continued)
EP Purchaser LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50%
Floor + 3.50%), 7.28%
,
11/06/28
(l)
. USD 970 $ 619,587
Examworks Bidco, Inc., 1st Lien
Term Loan , (1-mo. CME Term
SOFR at 0.50% Floor + 2.50%),
6.14%
,
02/07/33
(l)
........... 982 982,836
Fertitta Entertainment LLC, 1st Lien
Term Loan B , (1-mo. CME Term
SOFR at 0.50% Floor + 3.25%),
6.89%
,
01/29/29 ............ 16,266 16,241,379
Finastra USA, Inc., 1st Lien Term Loan ,
(3-mo. EURIBOR at 0.00% Floor +
4.50%), 6.90%
,
09/15/32 ...... EUR 4,996 5,396,565
First Advantage Holdings LLC, 1st Lien
Term Loan B3 , (3-mo. CME Term
SOFR at 0.00% Floor + 2.75%),
6.48%
,
10/31/31
(l)
........... USD 945 931,536
First Brands Group LLC, 1st Lien Term
Loan , (1-mo. EURIBOR at 1.00%
Floor + 0.00%), 8.98% ( 5.00 % Cash
or 8.98 % PIK), 03/30/27
(d) (e) (f) (o)
... EUR 38 22
Fleet US Bidco, Inc., 1st Lien Term
Loan B2 , (1-mo. CME Term
SOFR at 0.00% Floor + 2.75%),
6.39%
,
02/21/31
(f) (l)
........... USD 921 920,645
Focus Financial Partners LLC, 1st Lien
Term Loan B , (1-mo. CME Term
SOFR at 0.00% Floor + 2.50%),
6.14%
,
09/15/31
(l)
........... 1,173 1,142,768
Fortrea Holdings, Inc., 1st Lien
Term Loan B , (3-mo. CME Term
SOFR at 0.50% Floor + 3.50%),
7.16%
,
07/01/30
(l)
........... 307 304,102
Fortress Intermediate 3, Inc., 1st Lien
Term Loan B , (1-mo. CME Term
SOFR at 0.00% Floor + 3.00%),
6.62%
,
06/27/31
(l)
........... 985 977,668
Fugue Finance LLC, 1st Lien Term
Loan B , (3-mo. EURIBOR at 0.00%
Floor + 2.75%), 4.98%
,
01/09/32 . EUR 2,000 2,280,927
Galaxy Universal LLC, 1st Lien
Term Loan , (3-mo. CME Term
SOFR at 1.00% Floor + 6.25%),
10.19% ( 10.19 % Cash or 10.19%
PIK), 05/16/28
(f) (o)
............ USD 28,514 26,769,697
Galileo Parent, Inc., 1st Lien Term Loan ,
(6-mo. CME Term SOFR at 0.00%
Floor + 4.50%), 8.12%
,
03/03/33
(l)
1,000 1,002,500
Gategroup Finance LUX SA, Facility
1st Lien Term Loan B2 , (3-mo.
EURIBOR at 0.00% Floor + 3.50%),
5.62%
,
06/10/32 ............ EUR 1,832 2,100,930
Genuine Financial Holdings LLC, 1st
Lien Term Loan , (1-mo. CME Term
SOFR at 0.00% Floor + 3.25%),
6.87%
,
09/27/30
(l)
........... USD 955 923,142
Gibraltar Industries, Inc., 1st Lien Term
Loan B , (1-mo. CME Term SOFR
at 0.00% Floor + 2.25%), 5.87% -
5.88%
,
02/02/33
(f) (l)
........... 1,000 997,500

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Go Daddy Operating Co. LLC, 1st Lien
Term Loan B8 , (1-mo. CME Term
SOFR at 0.00% Floor + 1.75%),
5.39%
,
11/09/29
(l)
........... USD 979 $ 956,455
Goat Holdco LLC, 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00%
Floor + 2.50%), 6.14%
,
01/27/32 . 5,417 5,410,819
Gogo Intermediate Holdings LLC, 1st
Lien Term Loan , (1-mo. CME Term
SOFR at 0.75% Floor + 3.75%),
7.51%
,
05/01/28
(l)
........... 997 917,136
GoTo Group, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00%
Floor + 4.75%), 8.58%
,
04/30/28 . 5,971 4,946,060
Grant Thornton Advisors LLC, 1st
Lien Term Loan , (1-mo. CME Term
SOFR at 0.00% Floor + 2.75%),
6.39%
,
06/02/31
(l)
........... 1,427 1,355,329
Grifols International Services USA,
Inc., 1st Lien Term Loan B , (6-mo.
CME Term SOFR at 0.00% Floor +
2.50%), 6.19%
,
04/14/33
(l)
...... 681 682,266
Gryphon Aal 737-800 Sec Tl, 1st Lien
Term Loan , (12-mo. CME Term
SOFR at 0.00% Floor + 3.00%),
6.32%
,
07/18/29
(f)
........... 4,862 4,813,558
Guardian US Holdco LLC, 1st Lien
Term Loan , (3-mo. CME Term
SOFR at 0.50% Floor + 3.25%),
6.95%
,
01/31/30
(l)
........... 985 970,175
Gulfside Supply, Inc., 1st Lien
Term Loan , (3-mo. CME Term
SOFR at 0.00% Floor + 3.00%),
6.73%
,
06/17/31
(l)
........... 939 787,978
Hayward Industries, Inc., 1st Lien Term
Loan , 05/23/33
(l) (s)
........... 374 374,508
Hilcorp Energy I LP, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00%
Floor + 1.75%), 5.39%
,
02/11/30
(l)
. 281 281,263
Hilton Domestic Operating Co., Inc.,
1st Lien Term Loan B4 , (1-mo.
CME Term SOFR at 0.00% Floor +
1.75%), 5.40%
,
11/08/30
(l)
...... 276 276,392
Hilton Garden Inn, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 5.50%
Floor + 6.00%), 6.96%
,
05/31/29
(f)
25,954 25,322,478
Hilton Grand Vacations Borrower
LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor +
2.00%), 5.62%
,
01/17/31
(l)
...... 1,143 1,140,093
Hobbs & Associates LLC, 1st Lien
Term Loan , (1-mo. CME Term
SOFR at 0.00% Floor + 2.75%),
6.39%
,
07/23/31
(l)
........... 990 987,525
Hologic, Inc., 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.00%
Floor + 2.25%), 5.99%
,
04/07/33
(l)
1,414 1,382,482
HomeServe USA Corp., 1st Lien
Term Loan , (1-mo. CME Term
SOFR at 0.00% Floor + 2.00%),
5.64%
,
10/21/30
(l)
........... 1,419 1,411,708
Hrni Holdings LLC, 1st Lien Term Loan
B , (3-mo. CME Term SOFR at 0.00%
Floor + 4.25%), 8.10%
,
12/11/28 . 27,365 26,518,497
Security
Par (000)
Par (000) Value
United States (continued)
HUB International Ltd., 1st Lien
Term Loan , (3-mo. CME Term
SOFR at 0.75% Floor + 2.25%),
5.92%
,
06/20/30
(l)
........... USD 837 $ 835,854
Hudson River Trading LLC, 1st Lien
Term Loan B2 , (1-mo. CME Term
SOFR at 0.00% Floor + 2.50%),
6.14%
,
03/18/30
(l)
........... 673 668,144
Hunter Douglas, Inc., 1st Lien Term
Loan B1 , (3-mo. CME Term
SOFR at 0.50% Floor + 3.00%),
6.73%
,
01/16/32
(l)
........... 1,336 1,333,486
Hunterstown Generation LLC, 1st
Lien Term Loan , (1-mo. CME Term
SOFR at 0.00% Floor + 2.75%),
6.37%
,
11/06/31 ............ 11,534 11,516,367
Hydrofarm Holdings Group, Inc., 1st
Lien Term Loan , (3-mo. CME Term
SOFR at 1.00% Floor + 5.50%),
9.43%
,
10/25/28
(d) (e) (f)
......... 4,153 2,076,475
Icon Parent I, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00%
Floor + 2.75%), 6.45%
,
11/13/31 . 13,860 12,938,150
Indicor LLC, 1st Lien Term Loan E ,
(1-mo. CME Term SOFR at 0.00%
Floor + 2.50%), 6.14%
,
11/22/29
(l)
. 1,812 1,809,526
Indy US Holdco LLC, 1st Lien Term
Loan , (1-mo. EURIBOR at 0.00%
Floor + 2.75%), 5.25%
,
10/31/30 . EUR 1,648 1,875,507
INEOS US Finance LLC, 1st Lien
Term Loan , (1-mo. CME Term
SOFR at 0.00% Floor + 3.25%),
6.89%
,
02/18/30
(l)
........... USD 948 871,315
Innio North America Holding, Inc.,
Facility 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.00% Floor +
1.50%), 5.15%
,
11/03/31
(l)
...... 830 826,436
Interface Security Systems LLC, 1st
Lien Term Loan , (1-mo. CME Term
SOFR at 0.00% Floor + 7.00%),
10.72%
,
08/07/28
(d) (e) (f)
........ 21,959 6,313,341
ION Platform Finance SARL, 1st
Lien Term Loan , (3-mo. EURIBOR
at 0.00% Floor + 4.00%),
6.29%
,
10/07/32 ............ EUR 4,436 3,751,861
Iridium Satellite LLC, 1st Lien
Term Loan B , (1-mo. CME Term
SOFR at 0.75% Floor + 2.25%),
5.89%
,
09/20/30
(l)
........... USD 1,106 1,105,466
ITG Communications LLC, 1st Lien
Term Loan , (3-mo. CME Term
SOFR at 0.00% Floor + 4.75%),
8.45%
,
07/09/31 ............ 14,353 14,101,702
J&J Ventures Gaming LLC, 1st Lien
Term Loan , (1-mo. CME Term
SOFR at 0.75% Floor + 3.50%),
7.14%
,
04/26/30 ............ 7,731 7,689,928
Jack Ohio Finance LLC, 1st Lien
Term Loan , (1-mo. CME Term
SOFR at 0.75% Floor + 4.00%),
7.64%
,
01/28/32 ............ 5,934 5,843,396

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Janus International Group LLC, 1st
Lien Term Loan , (1-mo. CME Term
SOFR at 0.00% Floor + 2.00%),
5.62%
,
08/05/30
(l)
........... USD 1,496 $ 1,489,711
JFL-Tiger Acquisition Co., Inc., 1st
Lien Term Loan , (3-mo. CME Term
SOFR at 0.50% Floor + 3.00%),
6.64%
,
10/17/30
(l)
........... 651 651,064
Jump Financial LLC, 1st Lien Term
Loan B , (3-mo. CME Term
SOFR at 0.00% Floor + 3.50%),
7.23%
,
02/26/32
(f) (l)
........... 981 979,880
Jupiter Borrower, Inc., 1st Lien Term
Loan B , (12-mo. CME Term
SOFR at 0.00% Floor + 2.75%),
6.22%
,
03/25/33
(l)
........... 630 628,690
Kaman Corp., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50%
Floor + 2.00%), 5.67%
,
02/26/32
(l)
575 573,886
KBR, Inc., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.00% Floor +
2.00%), 5.64%
,
01/17/31
(l)
...... 301 300,646
Legence Holdings LLC, 1st Lien
Term Loan , (1-mo. CME Term
SOFR at 0.75% Floor + 2.00%),
5.64%
,
12/16/31
(l)
........... 437 435,913
Life Time, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00%
Floor + 2.00%), 5.61%
,
11/05/31
(l)
. 726 726,022
Light & Wonder International, Inc.,
1st Lien Term Loan B3 , (1-mo.
CME Term SOFR at 0.50% Floor +
2.00%), 5.64%
,
04/16/29
(l)
...... 980 980,056
Long Point Development LLC, 1st
Lien Term Loan , (1-mo. CME Term
SOFR at 4.50% Floor + 0.00%),
8.00%
,
01/01/28
(f)
........... 16,500 16,500,000
LSF12 Crown US Commercial Bidco
LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor +
3.00%), 6.62%
,
12/02/31
(l)
...... 904 905,141
LSF12 Helix Parent LLC, 1st Lien
Term Loan B , (1-mo. CME Term
SOFR at 0.00% Floor + 3.50%),
7.14%
,
02/10/33
(l)
........... 1,000 980,360
Lummus Technology Holdings V LLC,
1st Lien Term Loan B , (1-mo. CME
Term SOFR at 0.00% Floor +
2.50%), 6.14%
,
12/31/29
(l)
...... 972 958,344
Maverick Gaming LLC, 1st Lien Term
Loan , (US Prime Rate at 1.00%
Floor + 7.50%), 15.25% 06/05/28
(d) (e)
(f)
....................... 5,368 1
Mavis Tire Express Services Topco
Corp., 1st Lien Term Loan , (6-mo.
CME Term SOFR at 0.75% Floor +
3.00%), 6.67%
,
05/04/28 ...... 5,054 5,042,955
McAfee Corp., 1st Lien Term Loan B ,
(3-mo. EURIBOR at 0.00% Floor +
3.50%), 5.65%
,
03/01/29 ...... EUR 2,392 2,509,373
McAfee Corp., 1st Lien Term Loan B1 ,
(1-mo. CME Term SOFR at 0.50%
Floor + 3.00%), 6.64%
,
03/01/29 . USD 25,580 22,638,235
Security
Par (000)
Par (000) Value
United States (continued)
Medical Solutions Holdings, Inc., 1st
Lien Term Loan
(3-mo. CME Term SOFR + 3.50%),
7.30% , 11/01/30 .......... USD 931 $ 190,835
(3-mo. CME Term SOFR + 7.00%),
10.80% , 11/03/31 ......... 1,557 186,822
Medline Borrower LP, 1st Lien
Term Loan , (1-mo. CME Term
SOFR at 0.50% Floor + 1.50%),
5.14%
,
05/30/33
(l)
........... 884 877,883
MH Sub I LLC, 1st Lien Term Loan
(l)
(1-mo. CME Term SOFR at 0.50%
Floor + 4.25%), 7.87% , 05/03/28 872 846,131
(1-mo. CME Term SOFR at 0.50%
Floor + 4.25%), 7.89% , 12/31/31 590 509,738
Mitchell International, Inc., 1st Lien
Term Loan , (1-mo. CME Term SOFR
at 0.50% Floor + 3.00%), 6.44% -
6.64%
,
06/17/31
(l)
........... 985 935,514
Modena Buyer LLC, 1st Lien
Term Loan , (3-mo. CME Term
SOFR at 0.00% Floor + 4.25%),
7.91%
,
07/01/31
(l)
........... 496 457,392
Montage Hotels & Resorts LLC,
Revolving 1st Lien Term Loan ,
(3-mo. CME Term SOFR + 6.00%),
9.65% - 9.67%
,
02/16/29
(f)
...... 3,993 3,788,429
Montage Hotels & Resorts LLC,
Term Loan , (3-mo. CME Term
SOFR at 0.00% Floor + 0.00%),
9.65%
,
02/16/29
(f)
........... 12,645 11,997,407
Motion Finco SARL, Facility 1st Lien
Term Loan B3 , (3-mo. CME Term
SOFR at 0.00% Floor + 3.50%),
7.23%
,
11/13/29
(l)
........... 1,470 1,249,413
MPH Acquisition Holdings LLC, 1st Lien
Term Loan
(l)
(3-mo. CME Term SOFR at 0.50%
Floor + 3.75%), 7.68% , 12/31/30 53 52,630
(3-mo. CME Term SOFR at 0.50%
Floor + 4.60%), 8.53% , 12/31/30 436 381,941
Neon Maple US Debt Mergersub, Inc.,
1st Lien Term Loan B1 , (1-mo.
CME Term SOFR at 0.00% Floor +
2.50%), 6.14%
,
11/17/31
(l)
...... 988 959,469
Neptune Bidco US, Inc., 1st Lien Term
Loan B , (3-mo. EURIBOR at 0.00%
Floor + 5.00%), 7.15%
,
02/03/33 . EUR 2,400 2,722,359
OAK-Eagle Acquireco, Inc., 1st Lien
Term Loan B1 , 03/23/33
(l) (s)
..... USD 1,000 1,002,150
Oakeagle Acquireco, Inc., 1st Lien Term
Loan B2 , 03/24/33
(s)
.......... EUR 3,000 3,437,981
Ohio Power Partners LLC, 1st Lien
Term Loan , (1-mo. CME Term
SOFR at 0.00% Floor + 2.75%),
6.39%
,
11/12/32
(f)
........... USD 9,179 9,201,654
Oldcastle BuildingEnvelope, Inc., 1st
Lien Term Loan B , (3-mo. CME Term
SOFR at 0.50% Floor + 4.25%),
7.98%
,
04/30/29
(l)
........... 970 617,387
Olympus Water US Holding Corp., 1st
Lien Term Loan , (3-mo. CME Term
SOFR at 0.00% Floor + 3.25%),
6.95%
,
11/03/32
(l)
........... 1,012 1,010,772

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Olympus Water US Holding Corp.,
1st Lien Term Loan B5 , (3-mo.
EURIBOR at 0.00% Floor + 3.75%),
5.66% - 5.88%
,
06/23/31 ...... EUR 3,362 $ 3,847,839
Olympus Water US Holding Corp.,
1st Lien Term Loan B6 , (3-mo.
CME Term SOFR at 0.50% Floor +
3.00%), 6.70%
,
06/23/31 ...... USD 7,300 7,282,207
OMNIA Partners LLC, 1st Lien
Term Loan C , (3-mo. CME Term
SOFR at 0.00% Floor + 2.75%),
6.42%
,
12/31/32
(l)
........... 1,917 1,917,684
OneDigital Borrower LLC, 1st Lien
Term Loan , (1-mo. CME Term
SOFR at 0.50% Floor + 3.00%),
6.64%
,
07/02/31
(l)
........... 980 947,905
Organon & Co., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50%
Floor + 2.25%), 5.89%
,
05/19/31
(l)
609 607,765
Osmosis Buyer Ltd., 1st Lien Term
Loan B , (1-mo. CME Term SOFR
at 0.0% Floor + 2.50%; 3-mo.
CME Term SOFR at 0.5% Floor +
2.50% at 0.50% Floor + 0.00%),
6.12%
,
07/31/28
(l)
........... 1,320 1,318,090
Peninsula Pacific Entertainment LLC,
Facility 1st Lien Term Loan B , (6-mo.
CME Term SOFR at 0.00% Floor +
4.75%), 8.60%
,
10/01/32
(f)
...... 25,153 25,152,833
Peraton Corp., 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.75%
Floor + 3.75%), 7.51%
,
02/01/28
(l)
456 410,499
PetSmart LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00%
Floor + 4.00%), 7.65%
,
08/18/32
(l)
1,222 1,219,511
Phoenix Guarantor, Inc., 1st Lien
Term Loan B6 , (1-mo. CME Term
SOFR at 0.00% Floor + 2.00%),
5.64%
,
02/21/31
(l)
........... 890 887,889
Pioneer OpCo, LLC, 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00%
Floor + 3.25%), 6.88%
,
05/16/33
(l)
395 396,201
Planet US Buyer LLC, 1st Lien
Term Loan , (3-mo. CME Term
SOFR at 0.00% Floor + 3.00%),
6.66%
,
02/07/31
(l)
........... 942 944,577
Playtika Holding Corp., Facility 1st Lien
Term Loan B1 , (1-mo. CME Term
SOFR at 0.00% Floor + 2.75%),
6.51%
,
03/13/28
(l)
........... 979 948,812
Polaris Newco LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50%
Floor + 4.00%), 7.93%
,
06/02/28
(l)
979 847,299
Primary Products Finance LLC, 1st
Lien Term Loan B , (3-mo. CME Term
SOFR at 0.50% Floor + 3.25%),
6.93%
,
04/02/29
(l)
........... 1,000 998,130
Prime Security Services Borrower
LLC, 1st Lien Term Loan B1 , (1-mo.
CME Term SOFR at 0.00% Floor +
2.00%), 5.62%
,
10/15/30
(l)
...... 1,197 1,187,846
Security
Par (000)
Par (000) Value
United States (continued)
Primo Brands Corp., 1st Lien
Term Loan , (3-mo. CME Term
SOFR at 0.50% Floor + 2.75%),
6.48%
,
03/31/31
(l)
........... USD 983 $ 986,664
ProAmpac PG Borrower LLC, 1st
Lien Term Loan , (3-mo. EURIBOR
at 0.00% Floor + 4.00%),
6.31%
,
03/07/33 ............ EUR 4,000 4,589,459
Project Alpha Intermediate Holding,
Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor +
3.25%), 6.95%
,
10/28/30
(l)
...... USD 946 681,103
Project Aurora US Finco, Inc., Facility
1st Lien Term Loan B1 , (3-mo.
EURIBOR at 0.00% Floor + 3.25%),
5.54%
,
12/06/32 ............ EUR 1,600 1,836,003
Proofpoint, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50%
Floor + 3.00%), 6.73%
,
08/31/28 . USD 7,408 7,138,982
Quartz AcquireCo LLC, 1st Lien
Term Loan B2 , (3-mo. CME Term
SOFR at 0.00% Floor + 2.25%),
5.98%
,
06/28/30
(l)
........... 1,531 1,275,451
Quikrete Holdings, Inc., 1st Lien
Term Loan B3 , (1-mo. CME Term
SOFR at 0.00% Floor + 2.25%),
5.89%
,
02/10/32
(l)
........... 1,007 1,006,078
Raven Acquisition Holdings LLC, 1st
Lien Term Loan , (1-mo. CME Term
SOFR at 0.00% Floor + 3.00%),
6.64%
,
11/19/31
(l)
........... 434 428,213
RealPage, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50%
Floor + 3.00%), 6.99%
,
04/24/28
(l)
979 914,243
Redstone Buyer LLC, 1st Lien Term
Loan B1 , 8.00%
,
12/31/30 ...... 2,538 748,610
Robertshaw US Holding Corp., 1st
Lien Term Loan , (3-mo. CME Term
SOFR at 1.00% Floor + 8.00%),
13.40%
,
02/26/27
(d) (e) (f)
........ 4,760 —
Runitonetime LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 1.00%
Floor + 0.00%), 16.12% 10/15/26
(f)
5,045 3,799,671
Scientific Games Holdings LP, 1st
Lien Term Loan , (3-mo. CME Term
SOFR at 0.50% Floor + 3.00%),
6.67%
,
04/04/29
(l)
........... 1,485 1,462,613
SCIH Salt Holdings, Inc., 1st Lien
Term Loan B1 , (6-mo. CME Term
SOFR at 0.75% Floor + 2.75%),
6.35%
,
01/31/29
(l)
........... 494 494,055
Shift4 Payments LLC, 1st Lien
Term Loan , (3-mo. CME Term
SOFR at 0.00% Floor + 2.00%),
5.73%
,
07/06/32
(l)
........... 368 366,466
Signia Aerospace LLC, 1st Lien
Term Loan , (3-mo. CME Term
SOFR at 0.50% Floor + 2.50%),
6.20%
,
12/11/31
(l)
........... 540 539,521
Skopima Consilio Parent LLC, 1st
Lien Term Loan , (1-mo. CME Term
SOFR at 0.50% Floor + 3.75%),
7.39%
,
05/12/28
(l)
........... 492 404,941

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Sodalite Tahoe Hotel LLC, 1st Lien
Term Loan , (1-mo. CME Term
SOFR at 0.00% Floor + 2.90%),
6.66%
,
10/25/26
(f)
........... USD 16,358 $ 15,519,072
Sotera Health Holdings LLC, 1st Lien
Term Loan B , (1-mo. CME Term
SOFR at 0.00% Floor + 2.25%),
5.89%
,
05/30/31
(l)
........... 938 938,096
Sparta US HoldCo LLC, 1st Lien
Term Loan , (3-mo. CME Term
SOFR at 0.75% Floor + 3.00%),
6.66%
,
08/02/30
(l)
........... 1,484 1,475,178
Star Parent, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00%
Floor + 4.00%), 7.73%
,
09/27/30
(l)
978 978,282
Stonepeak Motion Finco LLC, 1st Lien
Term Loan , (EUR0012M + 2.50%),
5.26%
,
06/24/33 ............ EUR 2,000 2,289,953
Stonepeak Nile Parent LLC, 1st Lien
Term Loan , (3-mo. CME Term
SOFR at 0.00% Floor + 2.00%),
5.66%
,
04/09/32
(l)
........... USD 1,461 1,456,778
Summit Acquisition, Inc., 1st Lien
Term Loan , (1-mo. CME Term
SOFR at 0.00% Floor + 3.50%),
7.14%
,
10/16/31
(l)
........... 386 385,304
Sunrise Financing Partnership, Facility
1st Lien Term Loan B , (6-mo. CME
Term SOFR at 0.00% Floor +
2.47%), 6.10%
,
02/16/32
(l)
...... 913 899,400
Surgery Center Holdings, Inc., 1st
Lien Term Loan , (1-mo. CME Term
SOFR at 0.00% Floor + 2.50%),
6.14%
,
12/19/30
(l)
........... 298 298,168
Sword Purchaser LLC, 1st Lien Term
Loan
(1-mo. EURIBOR at 0.00% Floor +
4.25%), 6.43% , 04/11/33 ..... EUR 3,971 4,510,571
(1-mo. CME Term SOFR at 0.00%
Floor + 4.00%), 7.65% , 04/11/33
(l)
USD 1,000 973,910
Talen Energy Supply LLC, 1st Lien
Term Loan B , (1-mo. CME Term
SOFR at 0.00% Floor + 2.00%),
5.64%
,
11/25/32
(l)
........... 1,000 991,250
Tecta America Corp., 1st Lien Term
Loan , 6.14%
,
02/18/32
(l)
....... 476 476,486
Tenaska Pennsylvania Partners LLC,
1st Lien Term Loan B , (1-day
SOFR at 0.00% Floor + 2.25%),
5.88%
,
02/18/33 ............ 7,620 7,586,701
TK Elevator Midco GmbH, 1st Lien
Term Loan B1 , (6-mo. CME Term
SOFR at 0.50% Floor + 2.75%),
6.38%
,
04/30/30
(l)
........... 973 976,509
TransDigm, Inc., 1st Lien Term Loan J ,
(1-mo. CME Term SOFR at 0.00%
Floor + 2.50%), 6.12%
,
02/28/31
(l)
978 977,667
TransDigm, Inc., 1st Lien Term Loan L ,
(1-mo. CME Term SOFR at 0.00%
Floor + 2.50%), 6.12%
,
01/19/32
(l)
324 324,241
TripAdvisor, Inc., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.00%
Floor + 2.75%), 6.37%
,
07/08/31
(l)
990 944,556
Security
Par (000)
Par (000) Value
United States (continued)
Tronox Finance LLC, 1st Lien Term
Loan B2 , (3-mo. CME Term
SOFR at 0.00% Floor + 2.25%),
5.98%
,
04/04/29
(l)
........... USD 988 $ 826,330
UKG, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor +
2.25%), 5.91%
,
02/10/31
(l)
...... 978 918,707
USI, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor +
2.25%), 5.95%
,
09/27/30
(l)
...... 1,274 1,267,105
VC GB Holdings I Corp., 1st Lien
Term Loan , (3-mo. CME Term
SOFR at 0.50% Floor + 3.50%),
7.49%
,
07/23/28
(l)
........... 972 972,506
Verde Purchaser LLC, 1st Lien
Term Loan , (3-mo. CME Term
SOFR at 0.00% Floor + 4.00%),
7.73%
,
11/30/30
(l)
........... 983 927,124
Vestis Corp., 1st Lien Term Loan B1 ,
(3-mo. CME Term SOFR at 0.00%
Floor + 2.25%), 5.92%
,
02/24/31
(l)
1,046 1,028,598
Virgin Media Bristol LLC, Facility 1st
Lien Term Loan Q , (1-mo. CME Term
SOFR at 0.00% Floor + 3.25%),
6.99%
,
01/31/29
(l)
........... 1,000 956,040
Virtusa Corp., 1st Lien Term Loan B2 ,
(1-mo. CME Term SOFR at 0.75%
Floor + 3.25%), 6.89%
,
02/15/29
(l)
968 835,095
VS Buyer LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00%
Floor + 2.25%), 5.91%
,
04/14/31
(l)
982 941,908
Wand NewCo 3, Inc., 1st Lien
Term Loan , (1-mo. CME Term
SOFR at 0.00% Floor + 2.50%),
6.14%
,
01/30/31 ............ 5,999 5,989,393
Waystar Technologies, Inc., 1st Lien
Term Loan , (1-mo. CME Term
SOFR at 0.00% Floor + 2.00%),
5.64%
,
10/22/29
(f) (l)
........... 128 127,366
WEC US Holdings, Inc., 1st Lien
Term Loan , (1-mo. CME Term
SOFR at 0.00% Floor + 2.00%),
5.62%
,
01/27/31
(l)
........... 1,327 1,325,831
West Deptford Energy Holdings LLC,
1st Lien Term Loan , (1-mo. CME
Term SOFR at 0.00% Floor +
4.00%), 7.62%
,
07/26/32 ...... 8,377 8,334,827
WEX, Inc., 1st Lien Term Loan B2 ,
(1-mo. CME Term SOFR at 0.00%
Floor + 1.75%), 5.39%
,
04/03/28
(l)
953 950,986
Whatabrands LLC, 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.50%
Floor + 2.50%), 6.14%
,
08/03/28
(l)
1,362 1,360,243
White Cap Supply Holdings LLC,
Facility 1st Lien Term Loan C , (1-mo.
CME Term SOFR at 0.00% Floor +
3.25%), 6.89%
,
10/19/29
(l)
...... 1,970 1,965,410
Wilsonart LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00%
Floor + 4.25%), 7.98%
,
08/05/31
(l)
983 885,724

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Xerox Corp., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50%
Floor + 4.00%; 3-mo. CME Term
SOFR at 0.50% Floor + 4.00% at
0.50% Floor + 0.00%), 7.63% -
7.73%
,
11/19/29 ............ USD 11,234 $ 7,882,695
Zayo Group LLC, 1st Lien Term Loan ,
(1-mo. EURIBOR at 0.00% Floor +
3.25%), 5.43%
,
03/11/30 ....... EUR 6 7,356
Zelis Payments Buyer, Inc., 1st Lien
Term Loan , (1-mo. CME Term
SOFR at 0.00% Floor + 3.25%),
6.89%
,
11/26/31
(l)
........... USD 970 945,872
1,040,516,225
Total Floating Rate Loan Interests — 3.9%
(Cost: $ 1,942,672,882 ) ........................... 1,869,170,476
Foreign Agency Obligations
Argentina — 0.0%
Bonos Para La Reconstruccion De Una
Argentina Libre , 3.00% , 10/31/28 . 5,767 5,155,857
Australia — 0.2%
New South Wales Treasury Corp. ,
2.50% , 11/22/32
(b)
........... AUD 49,384 29,687,714
Queensland Treasury Corp. , 3.25% ,
05/21/35
(b)
................ EUR 14,700 16,739,086
Treasury Corp. of Victoria , 5.00% ,
11/20/40 .................. AUD 43,658 27,821,787
74,248,587
Chile — 0.0%
Corp. Nacional del Cobre de Chile
(b)
3.63% , 08/01/27 ............ USD 851 839,499
3.15% , 01/14/30 ............ 2,627 2,469,452
6.44% , 01/26/36 ............ 396 421,205
Empresa Nacional del Petroleo
5.25% , 11/06/29
(b)
........... 788 790,293
5.95% , 07/30/34
(c)
........... 547 558,255
5,078,704
Colombia — 0.0%
Ecopetrol SA
8.88% , 01/13/33 ............ 492 538,740
8.38% , 01/19/36 ............ 11,335 12,196,460
12,735,200
Costa Rica — 0.0%
Instituto Costarricense de Electricidad ,
6.38% , 05/15/43
(c)
........... 280 279,017
France — 0.1%
Electricite de France SA
(b)
(5-Year EUR Swap Annual +
2.86%), 2.63%
(a) (n)
......... EUR 24,000 26,912,226
(BPISDS15 + 3.32%), 5.88%
(a) (n)
. GBP 1,000 1,325,077
(5-Year EUR Swap Annual +
3.97%), 3.38%
(a) (n)
......... EUR 6,800 7,498,699
(5-Year EURIBOR ICE Swap Rate +
3.28%), 5.63%
(a) (n)
......... 4,800 5,755,402
2.00% , 12/09/49 ............ 4,700 3,286,357
44,777,761
Security
Par (000)
Par (000) Value
Hungary — 0.1%
(b)
Magyar Export-Import Bank Zrt. , 6.00% ,
05/16/29 ................. EUR 7,409 $ 8,993,518
MFB Magyar Fejlesztesi Bank Zrt. ,
6.50% , 06/29/28 ............ USD 9,617 9,907,145
MVM Energetika Zrt.
7.50% , 06/09/28 ............ 6,280 6,540,243
6.50% , 03/13/31 ............ 817 853,765
26,294,671
India — 0.1%
Power Finance Corp. Ltd. , 5.32% ,
06/30/31
(b)
................ 15,000 15,089,337
Indonesia — 0.0%
Garuda Indonesia Persero Tbk. PT ,
6.50% , ( 6.50 % Cash or 7.25 % PIK),
12/28/31
(b) (o)
............... 6,581 5,711,344
Kazakhstan — 0.0%
Baiterek National Investment Holding
JSC , 5.45% , 05/08/28
(b)
....... 696 701,561
Development Bank of Kazakhstan JSC
13.00% , 04/15/27
(b)
.......... KZT 100,000 202,865
13.49% , 05/23/28
(b)
.......... 692,500 1,376,303
13.49% , 05/23/28
(c)
.......... 5,082,500 10,101,166
17.30% , 07/03/28
(b)
.......... 587,000 1,243,903
13,625,798
Mexico — 0.5%
Eagle Funding Luxco SARL , 5.50% ,
08/17/30
(b)
................ USD 640 640,969
Petroleos Mexicanos
6.49% , 01/23/27 ............ 3,831 3,855,902
2.75% , 04/21/27
(b)
........... EUR 179 202,865
5.35% , 02/12/28 ............ USD 1,915 1,913,660
6.50% , 01/23/29 ............ 19,160 19,557,378
4.75% , 02/26/29
(b)
........... EUR 8,200 9,509,860
8.75% , 06/02/29 ............ USD 60,730 64,908,274
6.84% , 01/23/30 ............ 32,455 33,331,285
5.95% , 01/28/31 ............ 73,964 73,157,792
6.70% , 02/16/32 ............ 33,873 34,127,386
6.95% , 01/28/60 ............ 955 807,930
242,013,301
Mongolia — 0.0%
City of Ulaanbaatar Mongolia , 7.75% ,
08/21/27
(b)
................ 6,000 6,114,000
Development Bank of Mongolia LLC
8.50% , 07/03/28
(b)
........... 1,525 1,582,187
6.90% , 07/02/31
(c)
........... 3,933 3,890,701
11,586,888
Morocco — 0.0%
OCP SA
(c)
6.75% , 05/02/34 ............ 10,000 10,518,481
7.50% , 05/02/54 ............ 1,188 1,287,733
11,806,214
Peru — 0.0%
Corp. Financiera de Desarrollo SA
2.40% , 09/28/27
(b)
........... 4,987 4,839,734
5.50% , 05/06/30
(c)
........... 650 660,166
Fondo MIVIVIENDA SA , 4.63% ,
04/12/27
(b)
................ 1,142 1,140,287
6,640,187

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Republic of Turkiye — 0.0%
Turkiye Varlik Fonu Yonetimi A/S ,
8.25% , 02/14/29
(b)
........... USD 467 $ 487,230
Saudi Arabia — 0.0%
Saudi Arabian Oil Co.
4.00% , 02/02/29
(b)
........... 907 892,125
4.75% , 06/02/30
(c)
........... 1,808 1,798,960
SRC Sukuk Ltd.
4.38% , 04/02/29
(b)
........... 1,477 1,454,853
4,145,938
Serbia — 0.0%
Telecommunications co Telekom Srbija
AD Belgrade , 7.25% , 05/18/31
(c)
.. 843 840,893
Supranational — 0.0%
African Export-Import Bank (The) ,
3.99% , 09/21/29
(b)
........... 1,527 1,458,667
Venezuela — 0.0%
Petroleos de Venezuela SA , 6.00% ,
11/15/26
(b) (d) (e)
.............. 9,227 3,471,676
Total Foreign Agency Obligations — 1.0%
(Cost: $ 476,496,215 ) ............................. 485,447,270
Foreign Government Obligations
Angola — 0.0%
Republic of Angola
8.00% , 11/26/29
(b)
........... 958 975,579
9.24% , 01/15/31
(b)
........... 4,070 4,221,608
8.75% , 04/14/32
(b)
........... 1,055 1,065,392
9.88% , 03/31/37
(c)
........... 357 367,933
6,630,512
Argentina — 0.1%
Argentine Republic (The)
0.00% , 12/15/27
(a) (i)
.......... ARS 5,098,549 8,715,137
1.00% , 07/09/29 ............ USD 438 398,881
0.75% , 07/09/30
(g)
........... 1,132 1,001,925
4.12% , 07/09/35
(g)
........... 7,204 5,770,404
3.50% , 07/09/41
(g)
........... 10,728 8,029,930
23,916,277
Armenia — 0.0%
Republic of Armenia , 6.75% , 03/12/35
(c)
574 600,989
Bahrain — 0.0%
Kingdom of Bahrain , 5.45% , 09/16/32
(b)
530 492,237
Barbados — 0.0%
Barbados Government Bond , 8.00% ,
06/26/35
(c)
................ 8,819 9,436,330
Benin — 0.0%
Benin Government Bond
4.95% , 01/22/35
(b)
........... EUR 6,875 7,404,869
7.96% , 02/13/38
(c)
........... USD 2,328 2,469,601
Benin Sukuk SA
6.20% , 01/29/33
(b)
........... 2,623 2,546,330
12,420,800
Bolivia, Plurinational State of — 0.0%
Plurinational State of Bolivia
4.50% , 03/20/28
(b)
........... 630 603,885
9.45% , 05/14/31
(c)
........... 6,027 6,168,333
6,772,218
Security
Par (000)
Par (000) Value
Brazil — 0.3%
Federative Republic of Brazil
6.63% , 03/15/35 ............ USD 668 $ 686,971
5.50% , 04/23/36 ............ EUR 12,266 14,136,012
6.25% , 05/22/36 ............ USD 709 702,903
Nota Do Tesouro Nacional
10.00% , 01/01/27 ........... BRL 510 97,073,573
10.00% , 01/01/29 ........... 8 1,435,539
6.00% , 08/15/30
(a)
........... 5 3,890,133
10.00% , 01/01/31 ........... 198 33,267,675
151,192,806
Bulgaria — 0.0%
Bulgaria Government Bond , 5.00% ,
03/05/37
(b)
................ USD 796 776,848
Cameroon — 0.0%
Republic of Cameroon
(b)
(3-mo. EURIBOR + 4.00%), 6.29% ,
12/30/26
(a)
.............. EUR 4,165 4,758,929
9.50% , 07/31/31 ............ USD 7,952 8,017,922
8.88% , 01/30/33 ............ 1,112 1,093,930
13,870,781
Canada — 0.2%
Canadian Government Bond , 2.75% ,
03/01/30 ................. CAD 121,270 84,957,833
Chile — 0.2%
Bonos de la Tesoreria de la Republica
en pesos , 5.00% , 10/01/28
(b) (c)
... CLP 73,180,000 79,878,169
Republic of Chile
2.75% , 01/31/27 ............ USD 1,672 1,651,936
3.75% , 01/14/32 ............ EUR 874 1,011,125
4.34% , 03/07/42 ............ USD 1,177 1,041,351
83,582,581
China — 0.1%
People's Republic of China , 2.11% ,
08/25/34 ................. CNY 186,070 28,373,549
Colombia — 0.5%
Republic of Colombia
5.38% , 01/21/29 ............ USD 1,143 1,140,828
12.50% , 02/27/30 ........... COP 78,316,300 22,990,186
7.75% , 09/18/30 ............ 328,708,400 82,400,200
6.13% , 01/21/31 ............ USD 375 379,324
7.00% , 06/30/32 ............ COP 46,991,500 10,882,960
13.25% , 02/09/33 ........... 127,637,700 39,342,778
8.00% , 04/20/33 ............ USD 918 1,005,761
7.50% , 02/02/34 ............ 1,421 1,517,273
6.25% , 07/09/36 ............ COP 110,014,000 21,945,865
7.75% , 11/07/36 ............ USD 651 710,241
6.50% , 11/26/38 ............ EUR 584 701,843
5.20% , 05/15/49 ............ USD 19,635 15,744,325
7.25% , 10/26/50 ............ COP 55,783,600 10,378,174
12.00% , 03/13/58 ........... 56,745,100 16,371,684
225,511,442
Congo — 0.0%
Congo Government Bond , 9.50% ,
02/17/35
(b)
................ USD 3,575 3,495,671
Congo, the Democratic Republic of the — 0.0%
DRC International Bond
8.75% , 04/16/32
(b)
........... 1,286 1,326,818
9.50% , 04/16/37
(c)
........... 2,224 2,315,740
3,642,558

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Costa Rica — 0.0%
Republic of Costa Rica
(b)
6.55% , 04/03/34 ............ USD 433 $ 461,600
7.16% , 03/12/45 ............ 7,830 8,641,873
7.30% , 11/13/54 ............ 7,148 8,065,303
17,168,776
Czech Republic — 0.3%
Czech Republic
3.60% , 06/03/36 ............ CZK 2,127,910 92,598,672
4.00% , 04/04/44 ............ 662,760 27,437,616
120,036,288
Dominican Republic — 0.1%
Dominican Republic Government Bond
5.95% , 01/25/27
(b)
........... USD 1,947 1,957,709
4.50% , 01/30/30
(c)
........... 1,506 1,455,925
4.50% , 01/30/30
(b)
........... 1,792 1,732,416
7.05% , 02/03/31
(c)
........... 1,164 1,227,554
10.75% , 06/01/36
(c)
.......... DOP 1,711,650 30,875,175
10.75% , 06/01/36
(b)
.......... 152,950 2,758,951
6.95% , 03/15/37
(c)
........... USD 658 698,503
40,706,233
Ecuador — 0.0%
Republic of Ecuador
0.00% , 07/31/30
(b) (i)
.......... 221 190,752
8.75% , 01/29/34
(c)
........... 864 873,418
6.90% , 07/31/35
(b) (g)
.......... 1,166 1,069,194
9.25% , 01/29/39
(c)
........... 1,005 1,029,622
3,162,986
Egypt — 0.2%
Arab Republic of Egypt
7.50% , 01/31/27
(b)
........... 3,863 3,899,467
25.32% , 08/13/27 ........... EGP 71,360 1,445,545
5.80% , 09/30/27
(b)
........... USD 2,095 2,094,141
24.46% , 10/01/27 ........... EGP 421,948 8,458,843
24.14% , 12/03/27 ........... 69,502 1,385,548
21.38% , 02/04/28 ........... 522,441 10,186,377
6.59% , 02/21/28
(b)
........... USD 1,653 1,664,885
21.95% , 03/04/28 ........... EGP 27,274 533,045
23.44% , 07/01/28 ........... 804,983 16,036,900
8.63% , 02/04/30
(b)
........... USD 3,734 3,991,982
5.63% , 04/16/30
(b)
........... EUR 15,365 17,493,023
7.63% , 05/29/32
(b)
........... USD 26,155 26,731,718
9.45% , 02/04/33
(c)
........... 929 1,030,145
8.50% , 01/31/47
(b)
........... 2,395 2,344,298
8.50% , 01/31/47
(c)
........... 250 244,707
7.90% , 02/21/48
(b)
........... 18,663 17,088,589
7.50% , 02/16/61
(b)
........... 200 172,216
7.50% , 02/16/61
(c)
........... 367 316,016
115,117,445
El Salvador — 0.0%
Republic of El Salvador
(b)
8.63% , 02/28/29 ............ 1,829 1,927,821
9.25% , 04/17/30 ............ 520 560,105
2,487,926
Ethiopia — 0.0%
Federal Democratic Republic of
Ethiopia , 6.63% , 12/11/24
(b) (d) (e)
... 519 563,115
France — 0.5%
French Republic
(b)(c)
2.75% , 02/25/29 ............ EUR 195,400 223,286,367
Security
Par (000)
Par (000) Value
France (continued)
3.20% , 05/25/35 ............ EUR 21,185 $ 23,691,313
246,977,680
Gabon — 0.0%
Gabon Government Bond
(b)
9.50% , 02/18/29 ............ USD 4,923 4,672,419
7.00% , 11/24/31 ............ 16,750 14,273,513
18,945,932
Germany — 0.2%
Federal Republic of Germany
(b)
1.70% , 08/15/32 ............ EUR 83,140 89,998,607
2.30% , 02/15/33 ............ 11,540 12,874,489
102,873,096
Ghana — 0.0%
Republic of Ghana
(b)
0.00% , 07/03/26
(i)
........... USD 33 33,319
5.00% , 07/03/29
(g)
........... 7,406 7,292,030
0.00% , 01/03/30
(i)
........... 135 120,782
5.00% , 07/03/35
(g)
........... 899 833,840
8,279,971
Greece — 0.1%
Hellenic Republic , 4.13% , 06/15/54
(b) (c)
EUR 24,050 26,973,925
Guatemala — 0.0%
Republic of Guatemala
(c)
7.05% , 10/04/32 ............ USD 941 1,014,868
6.60% , 06/13/36 ............ 683 726,712
6.25% , 08/15/36 ............ 937 977,938
2,719,518
Hong Kong — 0.0%
Hong Kong Government Bond , 2.02% ,
03/07/34 ................. HKD 41,000 4,875,162
Hong Kong Government Infrastructure
Bond Programme
2.76% , 04/25/28 ............ 38,000 4,835,487
2.70% , 05/15/30 ............ 38,000 4,805,447
14,516,096
Hungary — 0.3%
Hungary Government Bond
5.00% , 02/22/27
(b)
........... EUR 11,708 13,547,723
5.25% , 06/16/29
(c)
........... USD 877 887,414
5.50% , 06/16/34
(b)
........... 2,176 2,211,904
6.00% , 09/26/35
(b)
........... 4,650 4,843,161
7.00% , 10/24/35 ............ HUF 17,682,320 64,706,600
5.50% , 03/26/36
(c)
........... USD 473 475,814
6.25% , 09/23/37 ............ HUF 9,177,930 32,425,505
3.00% , 10/27/38 ............ 12,443,010 32,465,590
6.75% , 09/23/55
(c)
........... USD 679 741,074
152,304,785
India — 0.2%
Republic of India
7.06% , 04/10/28 ............ INR 3,350,000 36,036,156
6.36% , 02/16/31 ............ 3,400,000 35,877,191
6.48% , 10/06/35 ............ 2,922,310 30,341,826
102,255,173
Indonesia — 0.4%
Republic of Indonesia
7.00% , 05/15/27 ............ IDR 798,293,000 44,441,190
6.50% , 07/15/30 ............ 659,000,000 36,027,530
5.88% , 03/15/31 ............ 2,042,163,000 108,394,197
8.25% , 06/15/32 ............ 23,748,000 1,391,973
3.88% , 01/15/33 ............ EUR 605 681,014

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Indonesia (continued)
7.00% , 02/15/33 ............ IDR 182,950,000 $ 10,129,782
6.63% , 05/15/33 ............ 122,845,000 6,639,204
4.50% , 05/29/33 ............ EUR 913 1,054,617
208,759,507
Ireland — 0.7%
Republic of Ireland , 2.60% , 10/18/34
(b)
316,417 353,405,892
Italy — 2.7%
Buoni Poliennali del Tesoro
(b)
2.40% , 03/15/29 ............ 195,400 221,150,176
2.95% , 07/01/30 ............ 146,298 167,441,593
2.85% , 02/01/31 ............ 473,608 538,195,263
3.65% , 08/01/35
(c)
........... 64,768 74,837,201
3.45% , 02/01/36 ............ 261,720 296,525,139
1,298,149,372
Ivory Coast — 0.0%
Republic of Cote d'Ivoire
6.38% , 03/03/28
(b)
........... USD 1,667 1,684,601
5.88% , 10/17/31
(b)
........... EUR 1,425 1,677,328
7.63% , 01/30/33
(b)
........... USD 968 1,034,647
6.13% , 06/15/33
(b)
........... 11,513 11,420,896
8.08% , 04/01/36
(c)
........... 1,039 1,140,760
8.25% , 01/30/37
(c)
........... 433 479,223
6.75% , 02/25/41
(c)
........... 636 616,519
18,053,974
Japan — 0.3%
Japan Government Bond
1.80% , 03/20/31 ............ JPY 7,340,000 44,957,302
2.40% , 03/20/36 ............ 1,000,000 6,015,007
1.50% , 09/20/43 ............ 9,504,100 43,789,178
0.70% , 09/20/51 ............ 3,268,000 9,876,457
3.20% , 09/20/55 ............ 3,925,100 21,256,543
125,894,487
Jordan — 0.0%
Hashemite Kingdom of Jordan
7.75% , 01/15/28
(b)
........... USD 649 670,949
7.50% , 01/13/29
(c)
........... 634 662,213
7.50% , 01/13/29
(b)
........... 2,535 2,647,807
5.85% , 07/07/30
(b)
........... 711 719,781
4,700,750
Kenya — 0.1%
Republic of Kenya
9.75% , 02/16/31
(c)
........... 737 801,487
9.75% , 02/16/31
(b)
........... 594 645,975
8.00% , 05/22/32
(b)
........... 8,471 8,682,775
7.88% , 10/09/33
(b)
........... 3,261 3,282,099
7.88% , 02/26/34
(c)
........... 15,097 15,021,515
28,433,851
Kyrgyzstan — 0.0%
Kyrgyz Republic International Bond
7.75% , 06/03/30
(c)
........... 2,515 2,546,437
7.75% , 06/03/30
(b)
........... 5,522 5,591,025
8,137,462
Latvia — 0.0%
Latvia Government Bond , 5.13% ,
07/30/34
(c)
................ 1,327 1,341,093
Lebanon — 0.1%
Lebanese Republic
(b)(d)(e)
6.10% , 10/04/24 ............ 6,102 1,495,234
6.25% , 11/04/24 ............ 9,270 2,277,361
6.00% , 01/27/25 ............ 4,488 1,099,560
Security
Par (000)
Par (000) Value
Lebanon (continued)
6.20% , 02/26/25 ............ USD 20,671 $ 5,078,245
6.65% , 04/22/25 ............ 12,073 2,960,300
6.60% , 11/27/26 ............ 21,072 5,268,000
6.85% , 03/23/27 ............ 21,822 5,455,500
6.65% , 11/03/28 ............ 5,526 1,389,789
7.00% , 03/23/32 ............ 9,307 2,359,324
27,383,313
Malaysia — 0.1%
Malaysia Government Bond
3.24% , 03/15/29 ............ MYR 97,000 23,774,337
4.23% , 06/30/31 ............ 116,000 29,543,799
53,318,136
Mexico — 0.8%
Eagle Funding Luxco SARL , 5.50% ,
08/17/30
(c)
................ USD 3,721 3,726,633
Mex Bonos Desarr Fix Rt
7.00% , 09/03/26 ............ MXN 18,457 105,606,826
8.50% , 03/01/29 ............ 2,582 14,976,823
8.50% , 05/31/29 ............ 1,016 5,888,110
8.00% , 02/21/36 ............ 3,820 20,370,020
7.75% , 11/13/42 ............ 25,787 125,858,206
8.00% , 04/29/55 ............ 1,892 9,118,405
United Mexican States
5.40% , 02/09/28 ............ USD 1,696 1,713,490
5.00% , 05/07/29 ............ 537 537,000
6.00% , 05/13/30 ............ 1,288 1,322,905
5.38% , 03/22/33 ............ 1,069 1,047,748
4.50% , 03/19/34 ............ EUR 19,998 22,799,902
5.63% , 09/22/35 ............ USD 1,074 1,043,874
6.25% , 08/27/37 ............ 11,528 11,517,625
6.13% , 02/09/38 ............ 586 574,544
5.13% , 03/19/38 ............ EUR 5,795 6,590,329
6.05% , 01/11/40 ............ USD 8,900 8,648,575
5.38% , 05/16/40 ............ EUR 19,011 21,803,426
7.38% , 05/13/55 ............ USD 20,165 21,457,980
384,602,421
Mongolia — 0.0%
State of Mongolia , 6.63% , 02/25/30
(b)
750 771,328
Montenegro — 0.0%
Republic of Montenegro , 2.88% ,
12/16/27
(b)
................ EUR 590 662,842
Morocco — 0.0%
Kingdom of Morocco
2.38% , 12/15/27
(b)
........... USD 283 273,236
5.95% , 03/08/28
(c)
........... 261 265,330
4.75% , 04/02/35
(c)
........... EUR 1,587 1,842,791
2,381,357
Mozambique — 0.0%
Republic of Mozambique
(g)
9.00% , 09/15/31
(c)
........... USD 1,951 1,713,953
9.00% , 09/15/31
(b)
........... 1,819 1,597,992
3,311,945
New Zealand — 0.0%
New Zealand Government Bond ,
4.25% , 05/15/36 ............ NZD 1,693 952,482
Nigeria — 0.1%
Federal Republic of Nigeria
6.13% , 09/28/28
(b)
........... USD 8,625 8,620,687
8.38% , 03/24/29
(b)
........... 6,233 6,567,089
7.14% , 02/23/30
(b)
........... 3,463 3,519,274

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Nigeria (continued)
7.88% , 02/16/32
(b)
........... USD 12,719 $ 13,236,918
10.38% , 12/09/34
(c)
.......... 754 895,752
9.13% , 01/13/46
(c)
........... 4,834 5,358,489
38,198,209
North Macedonia — 0.0%
Republic of North Macedonia , 6.96% ,
03/13/27
(b)
................ EUR 546 633,617
Pakistan — 0.1%
(b)
Islamic Republic of Pakistan
6.88% , 12/05/27 ............ USD 3,366 3,391,245
6.98% , 04/24/29 ............ 4,841 4,848,262
7.38% , 04/08/31 ............ 2,989 3,011,417
Pakistan Global Sukuk Programme Co.
Ltd. (The) , 7.95% , 01/31/29 ..... 9,723 9,978,229
21,229,153
Panama — 0.0%
Republic of Panama , 6.40% , 02/14/35 1,012 1,069,330
Paraguay — 0.0%
Republic of Paraguay
2.74% , 01/29/33
(b)
........... 617 547,359
8.50% , 04/04/38
(c)
........... PYG 81,352,000 12,825,901
5.60% , 03/13/48
(b)
........... USD 649 616,794
13,990,054
Peru — 0.2%
Republic of Peru
2.78% , 01/23/31 ............ 522 480,501
1.86% , 12/01/32 ............ 902 747,532
5.40% , 08/12/34
(b)
........... PEN 154,680 44,114,030
7.60% , 08/12/39
(b)
........... 87,636 27,506,410
6.20% , 06/30/55 ............ USD 636 656,486
73,504,959
Philippines — 0.5%
Republic of Philippines
4.63% , 07/17/28 ............ 512 515,113
6.38% , 07/27/30 ............ PHP 2,499,830 40,209,206
6.00% , 08/20/30 ............ 10,048,525 159,418,580
6.13% , 01/18/31 ............ 1,776,810 28,225,112
6.38% , 04/28/35 ............ 1,821,600 28,576,104
256,944,115
Poland — 0.4%
Republic of Poland
5.00% , 01/25/30 ............ PLN 118,000 32,009,594
4.88% , 02/12/30 ............ USD 2,410 2,441,210
4.00% , 07/25/31 ............ PLN 38,674 9,952,042
1.75% , 08/25/31
(a)
........... 36,572 9,455,674
4.88% , 10/04/33 ............ USD 240 239,232
5.00% , 10/25/34 ............ PLN 129,746 34,230,690
5.00% , 10/25/35 ............ 301,803 78,902,976
2.00% , 08/25/36
(a)
........... 42,819 10,446,163
5.50% , 04/04/53 ............ USD 1,155 1,092,133
178,769,714
Republic of Turkiye — 0.1%
Republic of Turkiye (The)
31.08% , 11/08/28 ........... TRY 291,767 5,782,636
30.00% , 09/12/29 ........... 355,353 6,850,516
9.13% , 07/13/30 ............ USD 3,649 4,015,615
33.90% , 10/02/30 ........... TRY 69,000 1,462,947
7.13% , 02/12/32 ............ USD 1,296 1,328,724
9.38% , 01/19/33 ............ 3,743 4,262,528
6.30% , 03/14/33 ............ 5,210 5,091,472
Security
Par (000)
Par (000) Value
Republic of Turkiye (continued)
26.20% , 10/05/33 ........... TRY 695,641 $ 12,765,636
7.63% , 05/15/34 ............ USD 1,313 1,380,317
28.08% , 09/27/34 ........... TRY 394,794 7,570,660
6.95% , 09/16/35 ............ USD 3,496 3,508,586
54,019,637
Romania — 0.3%
Romania Government Bond
5.25% , 11/25/27
(c)
........... 250 250,313
5.25% , 11/25/27
(b)
........... 5,824 5,831,280
6.63% , 02/17/28
(b)
........... 814 831,436
5.88% , 01/30/29
(b)
........... 28,462 28,715,881
5.25% , 03/10/30
(b)
........... EUR 5,312 6,284,958
5.75% , 09/16/30
(c)
........... USD 3,652 3,669,712
3.00% , 02/14/31
(b)
........... 722 646,284
2.12% , 07/16/31
(b)
........... EUR 646 656,838
3.63% , 03/27/32
(b)
........... USD 3,428 3,075,636
5.25% , 05/30/32
(b)
........... EUR 7,715 8,980,443
4.63% , 03/04/33
(c)
........... 900 997,006
5.38% , 06/07/33
(c)
........... 1,875 2,163,820
6.25% , 09/10/34
(c)
........... 1,552 1,872,284
6.75% , 04/25/35 ............ RON 116,120 25,410,684
4.25% , 04/28/36 ............ 121,280 21,789,772
6.13% , 10/07/37
(c)
........... EUR 1,875 2,178,560
6.75% , 07/11/39
(c)
........... 767 927,861
2.75% , 04/14/41
(b)
........... 3,885 3,011,152
6.50% , 10/07/45
(c)
........... 2,688 3,099,657
120,393,577
Saudi Arabia — 0.0%
Kingdom of Saudi Arabia
5.13% , 01/13/28
(c)
........... USD 1,407 1,415,906
4.75% , 01/18/28
(b)
........... 3,102 3,101,411
5.00% , 01/18/53
(c)
........... 2,097 1,807,320
5.00% , 01/18/53
(b)
........... 1,392 1,199,709
7,524,346
Senegal — 0.0%
Republic of Senegal , 4.75% , 03/13/28
(b)
EUR 5,929 3,709,234
Serbia — 0.0%
Republic of Serbia
4.25% , 05/06/31
(c)
........... 725 829,429
6.50% , 09/26/33
(b)
........... USD 624 659,312
6.00% , 06/12/34
(c)
........... 713 731,060
2,219,801
Singapore — 0.2%
Republic of Singapore
2.63% , 05/01/28 ............ SGD 60,600 47,723,525
2.25% , 08/01/36 ............ 60,000 47,315,557
95,039,082
South Africa — 0.7%
Republic of South Africa
3.75% , 07/24/26 ............ EUR 1,205 1,377,039
8.00% , 01/31/30 ............ ZAR 2,174,379 133,814,906
7.00% , 02/28/31 ............ 2,890,102 170,347,943
8.88% , 02/28/35 ............ 47,006 2,972,412
7.10% , 11/19/36
(c)
........... USD 1,067 1,147,751
8.50% , 01/31/37 ............ ZAR 243,293 14,780,240
5.00% , 10/12/46 ............ USD 784 612,500
8.75% , 02/28/48 ............ ZAR 348,061 20,873,195
5.75% , 09/30/49 ............ USD 1,080 914,625
7.95% , 11/19/54
(c)
........... 932 1,004,230
7.25% , 12/11/55
(c)
........... 244 243,268
348,088,109

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
South Korea — 0.0%
Republic of Korea , 4.25% , 06/10/36 . KRW 6,500,000 $ 4,250,200
Spain — 3.5%
Bonos y Obligaciones del Estado
2.35% , 03/31/29 ............ EUR 190,400 215,723,611
3.50% , 05/31/29 ............ 11,610 13,578,944
2.70% , 01/31/30 ............ 134,797 153,880,999
2.60% , 05/31/31 ............ 419,115 474,294,127
3.15% , 04/30/33
(b) (c)
.......... 30,606 35,279,690
3.25% , 04/30/34
(b) (c)
.......... 83,221 95,934,867
3.45% , 10/31/34
(b) (c)
.......... 100,525 117,269,855
3.30% , 04/30/36
(b) (c)
.......... 324,482 370,798,892
3.40% , 10/31/36
(b) (c)
.......... 74,936 86,023,291
3.90% , 07/30/39
(b) (c)
.......... 23,720 28,038,146
2.90% , 10/31/46
(b) (c)
.......... 45,767 45,360,892
3.45% , 07/30/66
(b) (c)
.......... 42,500 42,796,957
1,678,980,271
Sri Lanka — 0.1%
Sri Lanka Government Bond
4.00% , 04/15/28
(c)
........... USD 1,357 1,311,243
4.00% , 04/15/28
(b)
........... 12,506 12,084,289
3.10% , 01/15/30
(b) (g)
.......... 198 201,986
3.10% , 01/15/30
(c) (g)
.......... 1,797 1,832,773
3.35% , 03/15/33
(c) (g)
.......... 3,524 3,374,678
3.35% , 03/15/33
(b) (g)
.......... 5,570 5,333,417
3.60% , 06/15/35
(c) (g)
.......... 2,380 1,983,581
3.60% , 06/15/35
(b) (g)
.......... 20,895 17,415,611
3.60% , 05/15/36
(c) (g)
.......... 1,652 1,661,969
3.60% , 02/15/38
(c) (g)
.......... 3,305 3,337,749
48,537,296
Suriname — 0.0%
Suriname Government International
Bond , 8.50% , 11/06/35
(c)
....... 697 760,085
Thailand — 0.1%
Kingdom of Thailand
1.34% , 03/17/31 ............ THB 738,000 21,921,402
2.98% , 06/17/45 ............ 84,000 2,529,887
24,451,289
Trinidad and Tobago — 0.0%
Republic of Trinidad & Tobago
6.40% , 06/26/34
(b)
........... USD 6,330 6,485,085
6.50% , 01/28/36
(c)
........... 701 720,488
7,205,573
Tunisia — 0.0%
Tunisian Republic , 6.38% , 07/15/26
(b)
EUR 4,885 5,567,089
Ukraine — 0.1%
Ukraine Government Bond
(g)
4.50% , 02/01/29
(b)
........... USD 3,151 2,646,950
4.50% , 02/01/29
(c)
........... 83 69,780
0.00% , 02/01/30
(c)
........... 1,058 757,676
0.00% , 02/01/30
(b)
........... 832 595,494
0.00% , 02/01/34
(c)
........... 2,782 1,567,814
0.00% , 02/01/34
(b)
........... 3,386 1,907,967
4.50% , 02/01/34
(c)
........... 2,079 1,457,486
4.50% , 02/01/34
(b)
........... 19,884 13,938,721
0.00% , 02/01/35
(c)
........... 3,015 1,804,357
0.00% , 02/01/35
(b)
........... 16,934 10,134,899
4.50% , 02/01/35
(c)
........... 4,722 3,262,995
4.50% , 02/01/35
(b)
........... 8,354 5,772,332
0.00% , 02/01/36
(c)
........... 1,959 1,170,712
0.00% , 02/01/36
(b)
........... 22,486 13,435,660
4.50% , 02/01/36
(c)
........... 7,515 5,125,424
Security
Par (000)
Par (000) Value
Ukraine (continued)
4.50% , 02/01/36
(b)
........... USD 5,270 $ 3,593,890
67,242,157
United Arab Emirates — 0.0%
United Arab Emirates Government
Bond
(b)
4.88% , 04/30/29 ............ 2,331 2,344,380
3.90% , 09/09/50 ............ 912 651,852
2,996,232
United Kingdom — 1.0%
U.K. Treasury Bonds
(b)
4.38% , 03/07/30 ............ GBP 280,939 374,296,406
3.50% , 01/22/45 ............ 33,536 34,764,509
3.75% , 10/22/53 ............ 37,893 37,863,645
0.50% , 10/22/61 ............ 152,687 48,386,146
495,310,706
Uruguay — 0.1%
Oriental Republic of Uruguay
9.75% , 07/20/33 ............ UYU 244,697 6,768,669
8.00% , 10/29/35 ............ 762,438 19,417,798
5.25% , 09/10/60 ............ USD 1,090 1,012,137
27,198,604
Uzbekistan — 0.0%
Republic of Uzbekistan
5.38% , 05/29/27
(b)
........... EUR 7,545 8,733,593
5.38% , 05/29/27
(c)
........... 723 836,897
16.63% , 05/29/27
(b)
.......... UZS 2,540,000 221,799
7.85% , 10/12/28
(b)
........... USD 2,719 2,875,832
7.85% , 10/12/28
(c)
........... 712 753,068
13,421,189
Venezuela — 0.0%
Bolivarian Republic of Venezuela
(d)(e)
9.25% , 09/15/27 ............ 5,340 2,571,050
11.95% , 08/05/31
(b)
.......... 13,048 7,111,051
9,682,101
Zambia — 0.0%
Republic of Zambia , 5.75% ,
06/30/33
(b) (g)
............... 3,491 3,452,890
Total Foreign Government Obligations — 16.0%
(Cost: $ 7,754,911,651 ) ........................... 7,755,411,208
Shares
Shares
Grantor Trust
(e)(l)
iShares Bitcoin Trust ETF
(t)
....... 728,700 24,258,423
iShares Ethereum Trust ETF
(t)
..... 815,000 9,690,350
SPDR Gold Shares ............ 72,000 26,523,360
Total Grantor Trust — 0.2%
(Cost: $ 81,947,370 ) .............................. 60,472,133
Investment Companies
iShares 0-5 Year TIPS Bond ETF
(t)
.. 401,690 41,036,650
iShares AAA CLO Active ETF
(t)
..... 700,000 36,337,000
iShares China Large-Cap ETF
(t)
.... 289,124 9,133,427
iShares Flexible Income Active ETF
(t)
5,881,000 307,811,540
iShares High Yield Muni Active ETF
(t)
396,000 19,720,800
iShares iBoxx $ High Yield Corporate
Bond ETF
(j) (t)
............... 1,226,174 98,057,135

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
iShares iBoxx $ Investment Grade
Corporate Bond ETF
(j) (t)
........ 2,343,788 $ 255,636,957
iShares MSCI Brazil ETF
(t)
........ 298,064 10,283,208
iShares MSCI Emerging Markets ETF
(t)
500,000 34,205,000
KraneShares CSI China Internet ETF
(j)
370,001 9,053,924
State Street SPDR S&P Metals &
Mining ETF
(j)
............... 154,585 16,529,774
State Street SPDR S&P Regional
Banking ETF ............... 8,600 643,710
VanEck Semiconductor ETF
(j)
...... 37,520 24,608,993
Vanguard Intermediate-Term Corporate
Bond ETF
(j)
................ 1,573,283 130,031,840
Vanguard Long-Term Corporate Bond
ETF
(j)
.................... 570,850 42,956,463
Total Investment Companies — 2.1%
(Cost: $ 1,012,134,218 ) ........................... 1,036,046,421
Par (000)
Pa r (000)
Municipal Bonds
Arizona - 0.0%
Maricopa County Industrial
Development Authority , Series 2024 ,
RB , 7.38% , 10/01/29
(c)
........ USD 8,225 8,588,252
California - 0 .1%
California State Public Works Board ,
Series 2009G, Sub-Series G-2 , RB ,
8.36% , 10/01/34 ............ 6,820 7,926,038
City of Riverside , Series 2010A , RB ,
7.61% , 10/01/40 ............ 3,805 4,510,473
Contra Costa Community College
District , Series 2010B , GO ,
6.50% , 08/01/34 ............ 3,205 3,412,521
Golden State Tobacco Securitization
Corp. , Series 2021B , RB ,
2.75% , 06/01/34 ............ 2,695 2,386,747
State of California
Series 2009 , GO , 7.50% , 04/01/34 2,155 2,450,488
Series 2009 , GO , 7.55% , 04/01/39 4,840 5,744,661
Series 2009 , GO , 7.30% , 10/01/39 3,720 4,244,938
Series 2009 , GO , 7.35% , 11/01/39 2,270 2,601,169
State of California Department of
Water Resources , Series BC , RB ,
1.77% , 12/01/34 ............ 4,600 3,672,828
36,949,863
Colorado - 0.0%
Colorado Health Facilities Authority ,
Series 2016A , RB , 4.00% , 11/15/46 6,035 5,628,004
Florida - 0.0%
County of Broward Airport System ,
Series 2019C , RB , 2.91% , 10/01/32 3,100 2,823,123
County of Miami-Dade , Series 2019E ,
RB , 2.53% , 10/01/30 ......... 7,590 7,031,472
Sumter Landing Community
Development District , Series 2016 ,
RB , 4.17% , 10/01/47 ......... 2,555 2,308,770
12,163,365
Georgia - 0.0%
State of Georgia , Series 2022A , GO ,
4.00% , 07/01/41 ............ 4,470 4,560,340
Security
Par (000)
Par (000) Value
Massachusetts - 0.0%
Commonwealth of Massachusetts
Series 2009E , GO , 5.46% , 12/01/39 USD 805 $ 812,582
Series 2019H , GO , 2.90% , 09/01/49 1,055 724,332
Massachusetts Housing Finance
Agency
Series 2014B , RB, AMT ,
4.50% , 12/01/39 .......... 385 384,999
Series 2015A , RB, AMT ,
4.35% , 12/01/40 .......... 335 334,988
2,256,901
Michigan - 0.0%
Michigan State Housing Development
Authority , Series 2025A-1 , RB ,
5.25% , 10/01/50 ............ 7,025 7,313,966
New Jersey - 0.0%
Rutgers The State University of
New Jersey , Series 2019R , RB ,
3.27% , 05/01/43 ............ 3,750 3,012,837
New York - 0 .3%
City of New York , Series 2025H , GO ,
6.29% , 02/01/45 ............ 3,730 3,907,372
Empire State Development Corp.
Series 2021B , RB , 2.01% , 03/15/30 7,085 6,496,777
Series 2021B , RB , 2.50% , 03/15/33 9,725 8,513,379
New York City Municipal Water Finance
Authority , Series 2011AA , RB ,
5.44% , 06/15/43 ............ 4,775 4,515,657
New York City Transitional Finance
Authority Future Tax Secured ,
Series 2019B, Sub-Series B-3 , RB ,
3.90% , 08/01/31 ............ 11,870 11,510,557
State of New York , Series 2019B , GO ,
2.80% , 02/15/32 ............ 11,215 10,337,246
United Nations Development Corp. ,
Series 2025A , RB , 6.54% , 08/01/55 3,505 3,697,087
48,978,075
Ohio - 0.0%
American Municipal Power, Inc. , Series
2010A , RB , 7.83% , 02/15/41 .... 4,015 4,742,422
JobsOhio Beverage System , Series
2013B , RB , 3.99% , 01/01/29 .... 3,015 2,999,182
7,741,604
Oregon - 0.0%
Oregon School Boards Association
Series 2002B , GO , 5.55% , 06/30/28 2,525 2,558,160
Series 2005A , GO , 4.76% , 06/30/28 1,569 1,576,295
State of Oregon , Series 2003 , GO ,
5.89% , 06/01/27 ............ 1,125 1,139,685
5,274,140
Pennsylvania - 0.0%
Commonwealth Financing Authority ,
Series 2016A , RB , 4.14% , 06/01/38 1,580 1,481,245

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Puerto Rico - 0 .2%
Commonwealth of Puerto Rico , Series
2022 , VRDN , 0.00% , 11/01/51
(d) (e) (u)
USD 92,983 $ 60,787,839
Puerto Rico Electric Power Authority
(d)(e)
Series 2003NN , RB ,
5.50% , 07/01/20 .......... 2,060 1,575,900
Series 2007TT , RB , 5.00% , 07/01/18 1,915 1,464,975
Series 2008WW , RB ,
5.38% , 07/01/24 .......... 1,530 1,170,450
Series 2008WW , RB ,
5.25% , 07/01/33 .......... 2,930 2,241,450
Series 2008WW , RB ,
5.50% , 07/01/38 .......... 6,160 4,712,400
Series 2010AAA , RB ,
5.25% , 07/01/21 .......... 1,710 1,308,150
Series 2010AAA , RB ,
5.25% , 07/01/26 .......... 940 719,100
Series 2010CCC , RB ,
5.25% , 07/01/28 .......... 1,635 1,250,775
Series 2010ZZ , RB , 5.00% , 07/01/18 1,225 937,125
Series 2010ZZ , RB , 5.25% , 07/01/23 500 382,500
Series 2010ZZ , RB , 5.25% , 07/01/26 1,150 879,750
Series 2010ZZ , RB , 5.25% , 12/31/49 6,255 4,785,075
Series 2013A , RB , 5.00% , 07/01/42 6,800 5,202,000
Series 2013A , RB , 5.05% , 07/01/42 1,030 787,950
Series 2013A , RB , 7.00% , 07/01/43 7,405 5,683,338
Puerto Rico Sales Tax Financing
Corp. , Series 2018A-1 , RB ,
4.75% , 07/01/53 ............ 2,048 2,021,828
95,910,605
Tennessee - 0.0%
Tennessee Housing Development
Agency
Series 2018-3 , RB , 3.85% , 07/01/43 765 739,073
Series 2018-3 , RB , 3.95% , 01/01/49 615 570,653
1,309,726
Texas - 0.0%
Dallas Fort Worth International Airport ,
Series 2019A , RB , 3.14% , 11/01/45 2,360 1,820,239
Port of Beaumont Navigation
District , Series 2024B , RB ,
10.00% , 07/01/26
(c)
.......... 10,535 10,535,000
Terrell Independent School District ,
Series 2025 , GO , 5.25% , 08/01/50 7,935 8,512,352
20,867,591
Virginia - 0.0%
Tobacco Settlement Financing
Corp. , Series 2007A-1 , RB ,
6.71% , 06/01/46 ............ 9,250 6,868,158
Washington - 0.0%
Washington Health Care Facilities
Authority , Series 2015A , RB ,
4.00% , 10/01/45 ............ 3,300 3,161,578
Total Municipal Bonds — 0.6%
(Cost: $ 267,853,161 ) ............................. 272,066,250
Security
Par (000)
Pa r (000) Value
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 7 .2%
Australia — 0.3%
(a)
AFG Trust
Series 2026-1, Class A1L, (1-mo.
ASX Australia Bank Bill Short
Term Rates Mid at 0.00% Floor +
0.95%), 5.26%, 10/10/57
(b)
... AUD 23,799 $ 16,416,437
Series 2026-1, Class A2, (1-mo.
ASX Australia Bank Bill Short
Term Rates Mid at 0.00% Floor +
1.08%), 5.39%, 10/10/57
(b)
... 1,420 977,405
La Trobe Financial Capital Markets
Trust, Series 2025-1, Class A1L,
(1-mo. ASX Australia Bank Bill Short
Term Rates Mid at 0.00% Floor +
1.05%), 5.35%, 05/15/57 ....... 6,989 4,832,475
National RMBS Trust
Series 2026-1, Class C, (1-mo.
ASX Australia Bank Bill Short
Term Rates Mid at 0.00% Floor +
1.75%), 6.05%, 10/20/57
(b)
... 1,250 865,013
Series 2026-1, Class D, (1-mo.
ASX Australia Bank Bill Short
Term Rates Mid at 0.00% Floor +
2.00%), 6.30%, 10/20/57
(b)
... 550 380,267
Pepper Prime Trust
Series 2025-1, Class A1A, (1-mo.
ASX Australia Bank Bill Short
Term Rates Mid at 0.00% Floor +
0.95%), 5.25%, 04/12/67
(b)
... 19,340 13,359,653
Series 2025-1, Class A2, (1-mo.
ASX Australia Bank Bill Short
Term Rates Mid at 0.00% Floor +
1.10%), 5.40%, 04/12/67
(b)
... 770 530,636
Series 2025-1, Class B, (1-mo. ASX
Australia Bank Bill Short Term
Rates Mid at 0.00% Floor +
1.25%), 5.55%, 04/12/67
(b)
... 1,250 858,497
Pepper Residential Securities Trust
No. 41
Series 41, Class A1A, (1-mo. ASX
Australia Bank Bill Short Term
Rates Mid at 0.00% Floor +
1.00%), 5.30%, 07/12/67
(b)
... 21,704 14,988,220
Series 41, Class A2, (1-mo. ASX
Australia Bank Bill Short Term
Rates Mid at 0.00% Floor +
1.15%), 5.45%, 07/12/67
(b)
... 2,059 1,422,625
RESIMAC Premier
Series 2025-1, Class A, (1-mo. ASX
Australia Bank Bill Short Term
Rates Mid at 0.00% Floor +
1.10%), 5.40%, 09/12/56
(b)
... 7,531 5,222,495
Series 2026-2, Class A2, (1-mo.
ASX Australia Bank Bill Short
Term Rates Mid at 0.00% Floor +
1.08%), 5.42%, 02/11/58
(b)
... 19,720 13,646,315
Series 2026-2, Class AB, (1-mo.
ASX Australia Bank Bill Short
Term Rates Mid at 0.00% Floor +
1.25%), 5.59%, 02/11/58
(b)
... 720 498,153
Sapphire XXXII Trust, Series 2025-1,
Class A1L, (1-mo. ASX Australia
Bank Bill Short Term Rates Mid
at 0.00% Floor + 1.10%), 5.40%,
06/14/66
(b)
................ 6,591 4,567,600

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Australia (continued)
Sapphire XXXIII Trust
Series 2025-2, Class A1L, (1-mo.
ASX Australia Bank Bill Short
Term Rates Mid at 0.00% Floor +
1.00%), 5.30%, 02/12/67
(b)
... AUD 20,880 $ 14,430,680
Series 2025-2, Class A2, (1-mo.
ASX Australia Bank Bill Short
Term Rates Mid at 0.00% Floor +
1.10%), 5.40%, 02/12/67
(b)
... 2,680 1,851,546
Sapphire XXXV Trust
Series 2026-2, Class A1L, (1-mo.
ASX Australia Bank Bill Short
Term Rates Mid at 0.00% Floor +
1.17%), 5.50%, 03/12/68
(b)
... 21,200 14,661,674
Series 2026-2, Class A2, (1-mo.
ASX Australia Bank Bill Short
Term Rates Mid at 0.00% Floor +
1.30%), 5.63%, 03/12/68
(b)
... 3,550 2,455,139
Triton Bond Trust in respect of, Series
2026-1, Class A2, (1-mo. ASX
Australia Bank Bill Short Term Rates
Mid at 0.00% Floor + 1.15%), 5.45%,
02/15/58
(b)
................ 16,915 11,627,249
Trustee for Progress Trust (The)
Series 2026-1, Class C, (1-mo.
ASX Australia Bank Bill Short
Term Rates Mid at 0.00% Floor +
1.80%), 6.13%, 11/07/57
(b)
... 519 358,679
Series 2026-1, Class D, (1-mo.
ASX Australia Bank Bill Short
Term Rates Mid at 0.00% Floor +
2.10%), 6.43%, 11/07/57
(b)
... 500 345,244
Turquoise V Trust
Series 2026-1, Class A1L, (1-mo.
ASX Australia Bank Bill Short
Term Rates Mid at 0.00% Floor +
1.05%), 5.35%, 06/12/67
(b)
... 11,730 8,109,656
Series 2026-1, Class A2, (1-mo.
ASX Australia Bank Bill Short
Term Rates Mid at 0.00% Floor +
1.20%), 5.50%, 06/12/67
(b)
... 1,440 995,562
Series 2026-1, Class B, (1-mo. ASX
Australia Bank Bill Short Term
Rates Mid at 0.00% Floor +
1.45%), 5.75%, 06/12/67
(b)
... 5,990 4,133,979
Series 2026-1, Class C, (1-mo.
ASX Australia Bank Bill Short
Term Rates Mid at 0.00% Floor +
1.60%), 5.90%, 06/12/67
(b)
... 2,790 1,925,525
Series 2026-1, Class D, (1-mo.
ASX Australia Bank Bill Short
Term Rates Mid at 0.00% Floor +
1.85%), 6.15%, 06/12/67
(b)
... 950 654,619
140,115,343
Ireland — 0.0%
(a)
CRNCL, (3M EURIBOR at 1.35% Floor
+ 1.35%), 3.38%, 01/25/38
(c)
.... EUR 4,060 4,654,839
Dilosk Rmbs No. 8 Sts DAC, Series
8-STS, Class B, (3-mo. EURIBOR
at 0.00% Floor + 0.90%), 3.12%,
05/20/62
(b)
................ 518 589,868
5,244,707
Security
Par (000)
Par (000) Value
Italy — 0.0%
Miltonia Mortgage Finance SRL, Series
1, Class B, (3-mo. EURIBOR at
0.00% Floor + 1.30%), 3.46%,
04/28/62
(a) (b)
............... EUR 8,612 $ 9,861,227
Japan — 0.0%
Japan Housing Finance Agency
Series 164, Class 1, 0.33%,
01/10/56 ............... JPY 379,645 1,652,950
Series 170, Class 1, 0.36%,
07/10/56 ............... 304,108 1,331,494
Series 176, Class 1, 0.32%,
01/10/57 ............... 397,445 1,708,523
Series 180, Class 1, 0.50%,
05/10/57 ............... 398,035 1,754,763
6,447,730
Netherlands — 0.1%
(a)(b)
Domi BV
Series 2023-1, Class A, (3-mo.
EURIBOR at 0.00% Floor +
1.12%), 3.37%, 02/15/55
(b)
... EUR 1,804 2,074,492
Series 2023-1, Class B, (3-mo.
EURIBOR at 0.00% Floor +
1.70%), 3.95%, 02/15/55
(b)
... 803 926,376
Series 2025-1, Class A, (3-mo.
EURIBOR at 0.00% Floor +
0.71%), 2.91%, 04/16/57
(b)
... 4,848 5,548,338
Series 2026-1, Class B, (3-mo.
EURIBOR at 0.00% Floor +
0.90%), 3.15%, 02/15/57
(b)
... 1,095 1,240,363
Series 2026-1, Class C, (3-mo.
EURIBOR at 0.00% Floor +
1.10%), 3.35%, 02/15/57
(b)
... 319 358,391
Fairbridge BV
Series 2025-1, Class A, (3-mo.
EURIBOR at 0.00% Floor +
0.95%), 3.14%, 02/24/62
(b)
... 6,954 7,970,532
Series 2025-1, Class B, (3-mo.
EURIBOR at 0.00% Floor +
1.25%), 3.44%, 02/24/62
(b)
... 799 909,738
Series 2025-1, Class C, (3-mo.
EURIBOR at 0.00% Floor +
1.80%), 3.99%, 02/24/62
(b)
... 283 323,185
Jubilee Place 9 BV
Series 9, Class B, (3-mo. EURIBOR
at 0.00% Floor + 0.90%), 3.14%,
10/17/61
(b)
.............. 1,714 1,946,818
Series 9, Class C, (3-mo. EURIBOR
at 0.00% Floor + 1.10%), 3.34%,
10/17/61
(b)
.............. 457 516,578
Jubilee Place BV
Series 7, Class A, (3-mo. EURIBOR
at 0.00% Floor + 0.72%), 3.13%,
09/18/62
(b)
.............. 3,761 4,302,987
Series 7, Class B, (3-mo. EURIBOR
at 0.00% Floor + 1.05%), 3.46%,
09/18/62
(b)
.............. 1,030 1,174,026
Series 7, Class C, (3-mo. EURIBOR
at 0.00% Floor + 1.40%), 3.81%,
09/18/62
(b)
.............. 163 185,986
Series 7, Class D, (3-mo. EURIBOR
at 0.00% Floor + 1.90%), 4.31%,
09/18/62
(b)
.............. 111 127,792

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Netherlands (continued)
Series 8, Class C, (3-mo. EURIBOR
at 0.00% Floor + 1.25%), 3.66%,
03/17/62
(b)
.............. EUR 214 $ 242,873
27,848,475
Spain — 0.0%
(b)
Santander Residential 1 FT
(a)
Series 1, Class A, (3-mo. EURIBOR
at 0.00% Floor + 0.85%), 3.09%,
10/18/68
(b)
.............. 3,215 3,680,742
Series 1, Class B, (3-mo. EURIBOR
at 0.00% Floor + 1.10%), 3.34%,
10/18/68
(b)
.............. 900 1,024,102
4,704,844
United Kingdom — 1.2%
(a)
Atlas Funding plc
Series 2023-1, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.90%), 5.63%,
01/20/61
(b)
.............. GBP 1,494 1,987,126
Series 2023-1, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 2.75%), 6.48%,
01/20/61
(b)
.............. 987 1,315,287
Series 2023-1, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 3.80%), 7.53%,
01/20/61
(b)
.............. 505 674,476
Series 2024-1, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 0.85%), 4.58%,
09/20/61
(b)
.............. 7,539 10,008,710
Series 2024-1, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.30%), 5.03%,
09/20/61
(b)
.............. 1,601 2,135,378
Series 2024-1, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.55%), 5.28%,
09/20/61
(b)
.............. 1,103 1,475,115
Series 2024-1, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 2.20%), 5.93%,
09/20/61
(b)
.............. 365 493,620
Series 2025-2, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.10%), 4.83%,
07/20/67
(b)
.............. 764 1,015,628
Series 2025-2, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.40%), 5.13%,
07/20/67
(b)
.............. 195 258,363
Series 2025-2, Class E, (Sterling
Overnight Index Average at
0.00% Floor + 3.07%), 6.80%,
07/20/67
(b)
.............. 498 665,711
Series 2026-1, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.35%), 5.11%,
01/20/68
(b)
.............. 235 312,031
Auburn 15 plc, Series 15, Class A2,
(Sterling Overnight Index Average
at 0.00% Floor + 1.10%), 4.83%,
07/20/45
(b)
................ 2,131 2,830,109
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Barley Hill No. 2 plc, Series 2, Class C,
(Sterling Overnight Index Average +
2.55%), 6.28%, 08/27/58
(b)
..... GBP 520 $ 689,956
Bletchley Park Funding plc
Series 2025-1, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.20%), 4.93%,
01/27/70
(b)
.............. 2,440 3,241,186
Series 2025-1, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.50%), 5.23%,
01/27/70
(b)
.............. 746 993,489
Series 2025-1, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 1.88%), 5.61%,
01/27/70
(b)
.............. 728 971,654
Series 2025-1, Class E, (Sterling
Overnight Index Average at
0.00% Floor + 3.38%), 7.11%,
01/27/70
(b)
.............. 998 1,326,201
Series 2026-1, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.00%), 4.74%,
01/27/70
(b)
.............. 949 1,258,850
Series 2026-1, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.30%), 5.04%,
01/27/70
(b)
.............. 556 737,509
Series 2026-1, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 1.95%), 5.69%,
01/27/70
(b)
.............. 259 343,550
Braccan Mortgage Funding plc
Series 2024-1, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 0.84%), 4.59%,
02/15/67
(b)
.............. 7,101 9,421,532
Series 2024-1, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.20%), 4.95%,
02/15/67
(b)
.............. 2,883 3,834,230
Series 2025-1X, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 0.84%), 4.59%,
05/17/67
(b)
.............. 5,917 7,846,620
Series 2025-1X, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.10%), 4.85%,
05/17/67
(b)
.............. 1,247 1,654,261
Series 2025-1X, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.40%), 5.15%,
05/17/67
(b)
.............. 1,046 1,386,409
Series 2025-2X, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.50%), 5.26%,
01/17/68
(b)
.............. 648 860,739
Series 2025-2X, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 1.90%), 5.66%,
01/17/68
(b)
.............. 350 465,535
Series 2026-1X, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.45%), 5.22%,
04/17/68
(b)
.............. 1,173 1,555,877

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Series 2026-1X, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 1.85%), 5.62%,
04/17/68
(b)
.............. GBP 544 $ 721,570
Brants Bridge plc, Series 2023-1, Class
A, (Sterling Overnight Index Average
at 0.00% Floor + 0.90%), 4.64%,
06/14/66
(b)
................ 778 1,032,469
Canada Square Funding plc
Series 6, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.45%), 5.21%,
01/17/59
(b)
.............. 2,813 3,736,584
Series 6, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 1.85%), 5.61%,
01/17/59
(b)
.............. 178 236,364
Castell plc
Series 2025-1, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 0.97%), 4.70%,
01/27/62
(b)
.............. 3,719 4,942,780
Series 2025-1, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.25%), 4.98%,
01/27/62
(b)
.............. 1,907 2,541,421
Series 2025-1, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.55%), 5.28%,
01/27/62
(b)
.............. 712 954,585
Series 2025-1, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 2.00%), 5.73%,
01/27/62
(b)
.............. 407 546,943
Series 2025-1, Class E, (Sterling
Overnight Index Average at
0.00% Floor + 3.50%), 7.23%,
01/27/62
(b)
.............. 1,165 1,567,022
Series 2026-1, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.50%), 5.23%,
12/27/62
(b)
.............. 1,127 1,502,828
Cheshire plc
Series 2025-1, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.05%), 4.78%,
06/28/48
(b)
.............. 2,231 2,963,287
Series 2025-1, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.35%), 5.08%,
06/28/48
(b)
.............. 2,030 2,699,358
Citadel plc
Series 2024-1, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 1.02%), 4.75%,
04/28/60
(b)
.............. 5,107 6,785,783
Series 2024-1, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.45%), 5.18%,
04/28/60
(b)
.............. 929 1,239,886
Series 2024-1, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.75%), 5.48%,
04/28/60
(b)
.............. 973 1,299,917
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Series 2024-1, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 2.45%), 6.18%,
04/28/60
(b)
.............. GBP 1,062 $ 1,427,362
Series 2024-1, Class E, (Sterling
Overnight Index Average at
0.00% Floor + 3.75%), 7.48%,
04/28/60
(b)
.............. 929 1,250,631
East One plc
Series 2024-1, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 1.40%), 5.13%,
12/27/55
(b)
.............. 780 1,039,386
Series 2024-1, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.70%), 5.43%,
12/27/55
(b)
.............. 1,969 2,622,549
Series 2024-1, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 2.00%), 5.73%,
12/27/55
(b)
.............. 2,438 3,252,778
Series 2025-1, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.40%), 5.13%,
02/25/58
(b)
.............. 732 973,530
Edenbrook Mortgage Funding plc
Series 2024-1, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 0.87%), 4.60%,
03/22/57
(b)
.............. 4,430 5,880,734
Series 2024-1, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.95%), 5.68%,
03/22/57
(b)
.............. 4,410 5,914,728
Series 2024-1, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 2.55%), 6.28%,
03/22/57
(b)
.............. 1,133 1,528,890
Elstree 1st plc
Series 252-1ST, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 0.95%), 4.68%,
10/21/65
(b)
.............. 2,075 2,741,356
Series 252-1ST, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.30%), 5.03%,
10/21/65
(b)
.............. 550 726,200
Series 252-1ST, Class E, (Sterling
Overnight Index Average at
0.00% Floor + 2.88%), 6.61%,
10/21/65
(b)
.............. 705 936,123
Elstree Funding No. 4 plc, Series 4,
Class A, (Sterling Overnight Index
Average at 0.00% Floor + 1.12%),
4.85%, 10/21/55
(b)
........... 904 1,201,644
Exmoor Funding plc
Series 2024-1, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 0.88%), 4.61%,
03/25/94
(b)
.............. 6,812 9,049,417
Series 2024-1, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.50%), 5.23%,
03/25/94
(b)
.............. 967 1,289,327

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Series 2024-1, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.90%), 5.63%,
03/25/94
(b)
.............. GBP 454 $ 605,708
Series 2024-1, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 2.80%), 6.53%,
03/25/94
(b)
.............. 196 262,548
Series 2025-1, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.25%), 4.98%,
03/25/95
(b)
.............. 1,227 1,625,764
Series 2025-1, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.75%), 5.48%,
03/25/95
(b)
.............. 509 674,769
Series 2025-1, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 2.38%), 6.11%,
03/25/95
(b)
.............. 131 173,665
Finsbury Square Green plc
Series 2021-1GRX, Class B,
(Sterling Overnight Index Average
at 0.00% Floor + 1.50%), 5.23%,
12/16/67
(b)
.............. 1,016 1,350,381
Series 2021-1GRX, Class C,
(Sterling Overnight Index Average
at 0.00% Floor + 1.88%), 5.61%,
12/16/67
(b)
.............. 1,045 1,389,721
Finsbury Square plc
Series 2021-2X, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.25%), 4.98%,
12/16/71
(b)
.............. 1,339 1,779,319
Series 2021-2X, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.40%), 5.13%,
12/16/71
(b)
.............. 371 493,017
Series 2021-2X, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 1.70%), 5.43%,
12/16/71
(b)
.............. 200 264,967
Frontier Mortgage Funding plc
Series 2025-1, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.00%), 4.73%,
12/20/66
(b)
.............. 4,518 5,979,980
Series 2026-1, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.00%), 4.73%,
12/20/66
(b)
.............. 2,239 2,961,101
Gemgarto plc
Series 2021-1X, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.95%), 5.68%,
12/16/67
(b)
.............. 218 289,558
Series 2023-1, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 2.00%), 5.73%,
12/16/73
(b)
.............. 1,294 1,721,773
Series 2023-1, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 2.50%), 6.23%,
12/16/73
(b)
.............. 1,236 1,643,987
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Series 2023-1, Class E, (Sterling
Overnight Index Average at
0.00% Floor + 4.50%), 8.23%,
12/16/73
(b)
.............. GBP 873 $ 1,171,096
Great Hall Mortgages No. 1 plc, Series
2007-2X, Class BA, (Sterling
Overnight Index Average at 0.00%
Floor + 0.42%), 4.15%, 06/18/39
(b)
3,758 4,960,904
Harben Finance
Series 2017-1RX, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.15%), 4.88%,
09/28/55
(b)
.............. 741 982,489
Series 2017-1RX, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 1.50%), 5.23%,
09/28/55
(b)
.............. 441 584,185
Hops Hill NO 6 plc
Series 6, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 0.84%), 0.00%,
06/21/58
(b)
.............. 12,436 16,476,564
Series 6, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.00%), 0.00%,
06/21/58
(b)
.............. 1,029 1,364,917
Series 6, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.30%), 0.00%,
06/21/58
(b)
.............. 554 734,854
Hops Hill No. 2 plc
Series 2, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 2.25%), 5.98%,
11/27/54
(b)
.............. 4,073 5,418,623
Series 2, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 2.85%), 6.58%,
11/27/54
(b)
.............. 1,077 1,434,572
Hops Hill No. 3 plc
Series 3, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 1.00%), 4.73%,
12/21/55
(b)
.............. 5,402 7,175,876
Series 3, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.70%), 5.43%,
12/21/55
(b)
.............. 5,514 7,365,552
Series 3, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 2.50%), 6.23%,
12/21/55
(b)
.............. 5,089 6,847,556
Hops Hill No. 4 plc
Series 4, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 0.88%), 4.61%,
04/21/56
(b)
.............. 1,534 2,036,096
Series 4, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.30%), 5.03%,
04/21/56
(b)
.............. 980 1,306,866
Series 4, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.70%), 5.43%,
04/21/56
(b)
.............. 2,900 3,871,705

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Series 4, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 2.30%), 6.03%,
04/21/56
(b)
.............. GBP 1,795 $ 2,387,466
Hops Hill No. 5 plc
Series 5, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.00%), 4.73%,
06/21/56
(b)
.............. 1,578 2,088,001
Series 5, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.45%), 5.18%,
06/21/56
(b)
.............. 1,233 1,635,428
Jupiter Mortgage No. 1 plc
Series 1X, Class BR, (Sterling
Overnight Index Average at
0.00% Floor + 1.70%), 5.46%,
07/20/55
(b)
.............. 29,187 38,895,237
Series 1X, Class CR, (Sterling
Overnight Index Average at
0.00% Floor + 2.25%), 6.01%,
07/20/55
(b)
.............. 9,209 12,279,433
Series 1X, Class DR, (Sterling
Overnight Index Average at
0.00% Floor + 3.00%), 6.76%,
07/20/55
(b)
.............. 9,180 12,243,114
Lanebrook Mortgage Transaction plc
Series 2021-1, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 0.65%), 4.41%,
07/20/58
(b)
.............. 319 422,819
Series 2021-1, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 0.95%), 4.71%,
07/20/58
(b)
.............. 266 352,856
Series 2021-1, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.25%), 5.01%,
07/20/58
(b)
.............. 158 209,732
Series 2021-1, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 1.65%), 5.41%,
07/20/58
(b)
.............. 103 136,764
Series 2024-1, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 0.80%), 4.53%,
03/15/61
(b)
.............. 1,001 1,327,544
London Bridge Mortgages plc, Series
2025-1, Class C, (Sterling Overnight
Index Average at 0.00% Floor +
1.40%), 5.13%, 03/20/67
(b)
..... 641 850,196
London Wall Mortgage Capital plc
Series 2024-1, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.50%), 5.25%,
05/15/57
(b)
.............. 8,215 10,942,295
Series 2024-1, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 2.00%), 5.75%,
05/15/57
(b)
.............. 3,931 5,217,028
Meridian Funding plc
Series 2025-1, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 0.85%), 4.58%,
02/20/68
(b)
.............. 11,746 15,581,152
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Series 2025-1, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.30%), 5.03%,
02/20/68
(b)
.............. GBP 2,140 $ 2,837,714
Series 2025-1, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.60%), 5.33%,
02/20/68
(b)
.............. 754 998,685
Series 2025-1, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 2.05%), 5.78%,
02/20/68
(b)
.............. 663 879,092
Series 2025-1, Class E, (Sterling
Overnight Index Average at
0.00% Floor + 3.25%), 6.98%,
02/20/68
(b)
.............. 405 535,293
Molossus BTL plc
Series 2024-1, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 0.95%), 4.71%,
04/18/61
(b)
.............. 2,060 2,733,394
Series 2025-1, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.35%), 5.08%,
03/17/63
(b)
.............. 161 213,079
Series 2025-1, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 1.65%), 5.38%,
03/17/63
(b)
.............. 156 207,031
Mortimer 2024-Mix plc
Series 2024-MIX, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.15%), 4.88%,
09/22/67
(b)
.............. 2,390 3,174,654
Series 2024-MIX, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.55%), 5.28%,
09/22/67
(b)
.............. 821 1,094,161
Series 2024-MIX, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 2.10%), 5.83%,
09/22/67
(b)
.............. 198 264,850
Mortimer BTL plc
Series 2023-1, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 2.00%), 5.73%,
12/22/56
(b)
.............. 764 1,016,244
Series 2023-1, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 3.00%), 6.73%,
12/22/56
(b)
.............. 832 1,108,136
Series 2023-1, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 4.05%), 7.78%,
12/22/56
(b)
.............. 764 1,019,115
Mortimer plc
Series 2025-1, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 0.81%), 4.54%,
09/22/70
(b)
.............. 10,784 14,305,829
Series 2025-1, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.25%), 4.98%,
09/22/70
(b)
.............. 1,677 2,231,542

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Series 2025-1, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.55%), 5.28%,
09/22/70
(b)
.............. GBP 871 $ 1,160,427
Series 2025-1, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 1.85%), 5.58%,
09/22/70
(b)
.............. 353 469,621
Newgate Funding plc, Series 2006-1,
Class BB, (3-mo. EURIBOR at
0.00% Floor + 0.28%), 2.55%,
12/01/50
(b)
................ EUR 915 1,009,361
Paragon Mortgages No. 12 plc, Series
12X, Class B1B, (3-mo. EURIBOR
at 0.00% Floor + 0.48%), 2.76%,
11/15/38
(b)
................ 385 428,656
Pierpont BTL plc
Series 2021-1, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.25%), 4.98%,
12/22/53
(b)
.............. GBP 1,728 2,294,801
Series 2023-1, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 1.10%), 4.83%,
09/21/54
(b)
.............. 2,677 3,553,287
Series 2023-1, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.90%), 5.63%,
09/21/54
(b)
.............. 2,246 2,986,637
Series 2024-1, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 2.20%), 5.93%,
09/21/61
(b)
.............. 138 183,553
Series 2025-1, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.30%), 5.03%,
03/21/62
(b)
.............. 458 604,231
Series 2025-1, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 1.85%), 5.58%,
03/21/62
(b)
.............. 151 201,711
Series 2026-1, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 0.77%), 4.50%,
12/21/62
(b)
.............. 10,307 13,645,558
Series 2026-1, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 1.75%), 5.48%,
12/21/62
(b)
.............. 106 140,878
PMF plc, Series 2024-1, Class A,
(Sterling Overnight Index Average
at 0.00% Floor + 0.98%), 4.71%,
07/16/60
(b)
................ 1,442 1,916,593
Polaris plc
Series 2023-1, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 2.75%), 6.48%,
02/23/61
(b)
.............. 2,389 3,182,385
Series 2023-1, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 3.65%), 7.38%,
02/23/61
(b)
.............. 1,770 2,362,011
Series 2023-1, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 4.35%), 8.08%,
02/23/61
(b)
.............. 1,093 1,459,555
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Series 2023-2, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 2.25%), 5.98%,
09/27/59
(b)
.............. GBP 2,321 $ 3,105,666
Series 2023-2, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 3.20%), 6.93%,
09/27/59
(b)
.............. 2,150 2,889,552
Series 2023-2, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 4.25%), 7.98%,
09/27/59
(b)
.............. 1,337 1,806,234
Series 2024-1, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.70%), 5.43%,
02/26/61
(b)
.............. 1,671 2,237,342
Series 2024-1, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 2.70%), 6.43%,
02/26/61
(b)
.............. 566 765,399
Series 2024-1, Class E, (Sterling
Overnight Index Average at
0.00% Floor + 4.00%), 7.73%,
02/26/61
(b)
.............. 356 481,826
Series 2025-1, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 0.82%), 4.55%,
02/26/68
(b)
.............. 6,432 8,530,367
Series 2025-1, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.05%), 4.78%,
02/26/68
(b)
.............. 1,631 2,167,447
Series 2025-1, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.40%), 5.13%,
02/26/68
(b)
.............. 1,566 2,094,366
Series 2025-1, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 1.80%), 5.53%,
02/26/68
(b)
.............. 529 709,425
Series 2025-2, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.05%), 4.78%,
08/25/68
(b)
.............. 1,237 1,636,962
Series 2025-2, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.40%), 5.13%,
08/25/68
(b)
.............. 2,147 2,864,662
Series 2025-3X, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 0.82%), 4.55%,
10/27/69
(b)
.............. 10,608 14,063,473
Series 2025-3X, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.10%), 4.83%,
10/27/69
(b)
.............. 828 1,102,730
Series 2025-3X, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.40%), 5.13%,
10/27/69
(b)
.............. 414 551,935
Series 2025-3X, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 1.65%), 5.38%,
10/27/69
(b)
.............. 377 502,632

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Series 2026-1X, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 0.73%), 4.46%,
06/27/70
(b)
.............. GBP 3,991 $ 5,278,416
Series 2026-2X, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.00%), 4.74%,
03/27/69
(b)
.............. 860 1,140,949
Series 2026-2X, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.30%), 5.04%,
03/27/69
(b)
.............. 881 1,168,806
RMAC Securities No.1 plc
Series 2006-NS1X, Class M1C,
(3-mo. EURIBOR at 0.00% Floor
+ 0.25%), 2.65%, 06/12/44
(b)
.. EUR 69 76,366
Series 2007-NS1X, Class A2A,
(Sterling Overnight Index Average
at 0.00% Floor + 0.27%), 4.01%,
06/12/44
(b)
.............. GBP 179 232,922
Series 2007-NS1X, Class M1C,
(3-mo. EURIBOR at 0.00% Floor
+ 0.27%), 2.67%, 06/12/44
(b)
.. EUR 1,179 1,287,016
Stratton Mortgage Funding plc
Series 2024-2X, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.35%), 5.08%,
06/28/50
(b)
.............. GBP 1,121 1,489,061
Series 2024-2X, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.50%), 5.23%,
06/28/50
(b)
.............. 2,576 3,420,991
Series 2024-3, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 0.98%), 4.71%,
06/25/49
(b)
.............. 5,356 7,109,061
Series 2024-3, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.35%), 5.08%,
06/25/49
(b)
.............. 11,150 14,773,146
Series 2024-3, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.50%), 5.23%,
06/25/49
(b)
.............. 933 1,238,475
Together Asset-Backed Securitisation
plc
Series 2023-1ST2X, Class A,
(Sterling Overnight Index Average
at 0.00% Floor + 1.23%), 4.96%,
04/20/65
(b)
.............. 2,418 3,219,837
Series 2023-1ST2X, Class B,
(Sterling Overnight Index Average
at 0.00% Floor + 2.15%), 5.88%,
04/20/65
(b)
.............. 2,053 2,756,133
Series 2023-1ST2X, Class C,
(Sterling Overnight Index Average
at 0.00% Floor + 3.15%), 6.88%,
04/20/65
(b)
.............. 438 593,667
Series 2023-1ST2X, Class D,
(Sterling Overnight Index Average
at 0.00% Floor + 4.40%), 8.13%,
04/20/65
(b)
.............. 278 379,370
Series 2024-1ST1X, Class A,
(Sterling Overnight Index Average
at 0.00% Floor + 0.95%), 4.69%,
08/15/64
(b)
.............. 7,699 10,232,252
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Series 2024-1ST2X, Class A,
(Sterling Overnight Index Average
at 0.00% Floor + 0.96%), 4.70%,
10/12/65
(b)
.............. GBP 5,826 $ 7,742,195
Series 2024-2ND1X, Class B,
(Sterling Overnight Index Average
at 0.00% Floor + 1.70%), 5.43%,
08/20/55
(b)
.............. 2,576 3,443,823
Series 2024-2ND1X, Class C,
(Sterling Overnight Index Average
at 0.00% Floor + 2.50%), 6.23%,
08/20/55
(b)
.............. 817 1,091,891
Series 2024-2ND1X, Class D,
(Sterling Overnight Index Average
at 0.00% Floor + 3.50%), 7.23%,
08/20/55
(b)
.............. 1,039 1,400,803
Series 2025-1ST1X, Class A,
(Sterling Overnight Index Average
at 0.00% Floor + 0.76%), 4.50%,
08/15/66
(b)
.............. 3,036 4,019,987
Series 2025-2ND1X, Class A,
(Sterling Overnight Index Average
at 0.00% Floor + 0.93%), 4.67%,
09/12/56
(b)
.............. 2,283 3,030,284
Series 2025-2ND1X, Class B,
(Sterling Overnight Index Average
at 0.00% Floor + 1.20%), 4.94%,
09/12/56
(b)
.............. 1,672 2,229,047
Series 2025-2ND1X, Class C,
(Sterling Overnight Index Average
at 0.00% Floor + 1.50%), 5.24%,
09/12/56
(b)
.............. 1,030 1,371,874
Series 2025-2ND1X, Class D,
(Sterling Overnight Index Average
at 0.00% Floor + 1.95%), 5.69%,
09/12/56
(b)
.............. 429 571,851
Series 2025-CRE1, Class A,
(Sterling Overnight Index Average
at 0.00% Floor + 1.20%), 4.94%,
01/15/57
(b)
.............. 8,908 11,876,131
Series 2025-CRE1, Class B,
(Sterling Overnight Index Average
at 0.00% Floor + 1.50%), 5.24%,
01/15/57
(b)
.............. 2,698 3,597,901
Series 2025-CRE1, Class C,
(Sterling Overnight Index Average
at 0.00% Floor + 1.80%), 5.54%,
01/15/57
(b)
.............. 1,047 1,402,721
Series 2025-CRE1, Class D,
(Sterling Overnight Index Average
at 0.00% Floor + 2.40%), 6.14%,
01/15/57
(b)
.............. 227 300,319
Tower Bridge Funding plc
Series 2024-2X, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.20%), 4.95%,
05/20/66
(b)
.............. 1,489 1,976,792
Series 2024-2X, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.60%), 5.35%,
05/20/66
(b)
.............. 676 899,362

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Series 2024-3X, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.10%), 4.83%,
12/20/66
(b)
.............. GBP 2,371 $ 3,146,975
Series 2024-3X, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.40%), 5.13%,
12/20/66
(b)
.............. 350 464,310
Series 2024-3X, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 1.90%), 5.63%,
12/20/66
(b)
.............. 363 481,844
Series 2026-1, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 0.75%), 4.51%,
01/20/73
(b)
.............. 4,667 6,181,548
Trinity Square plc, Series 2021-1X,
Class AR, (Sterling Overnight
Index Average + 0.90%), 4.66%,
07/15/59
(b)
................ 10,972 14,561,645
Twin Bridges plc
Series 2021-2, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 0.90%), 4.64%,
09/12/55
(b)
.............. 819 1,086,658
Series 2021-2, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.15%), 4.89%,
09/12/55
(b)
.............. 435 577,351
Series 2021-2, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 1.50%), 5.24%,
09/12/55
(b)
.............. 187 248,034
Series 2022-1, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.30%), 5.04%,
12/12/55
(b)
.............. 830 1,101,686
Series 2022-1, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 1.70%), 5.44%,
12/12/55
(b)
.............. 365 484,848
Series 2023-2, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 2.05%), 5.80%,
05/15/56
(b)
.............. 891 1,191,678
Series 2023-2, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 4.05%), 7.80%,
05/15/56
(b)
.............. 890 1,202,599
Series 2026-1X, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.00%), 0.00%,
10/17/71
(b)
.............. 1,440 1,910,090
Series 2026-1X, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.30%), 0.00%,
10/17/71
(b)
.............. 576 764,036
Winchester 1 plc
Series 1, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.20%), 4.96%,
10/21/56
(b)
.............. 1,624 2,158,463
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Series 1, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.55%), 5.31%,
10/21/56
(b)
.............. GBP 886 $ 1,181,300
569,704,398
United States — 5.6%
A&D Mortgage Trust
(c)
Series 2024-NQM5, Class A1,
5.70%, 11/25/69 .......... USD 3,638 3,644,919
Series 2024-NQM5, Class M1,
6.52%, 11/25/69
(a)
......... 4,138 4,137,941
Series 2026-NQM1, Class A1,
4.91%, 02/25/71
(a)
......... 8,197 8,104,833
ACRA Trust, Series 2024-NQM1, Class
A1, 5.61%, 10/25/64
(c) (g)
....... 5,558 5,557,200
Agate Bay Mortgage Trust
(a)(c)
Series 2015-1, Class B5, 3.61%,
01/25/45 ............... 1,323 873,095
Series 2015-3, Class B5, 3.44%,
04/25/45 ............... 1,521 991,205
Series 2015-4, Class B5, 3.46%,
06/25/45 ............... 1,061 665,799
Ajax Mortgage Loan Trust
(c)
Series 2022-A, Class A1, 3.50%,
10/25/61
(g)
.............. 21,264 20,609,258
Series 2022-A, Class A2, 3.00%,
10/25/61
(a)
.............. 2,705 2,524,725
Series 2022-A, Class A3, 3.00%,
10/25/61
(a)
.............. 1,443 1,339,696
Series 2022-A, Class B, 3.00%,
10/25/61 ............... 10,820 8,991,879
Series 2022-A, Class C, 3.00%,
10/25/61 ............... 5,093 6,937,237
Series 2022-A, Class M1, 3.00%,
10/25/61 ............... 1,578 1,457,788
Series 2022-A, Class M2, 3.00%,
10/25/61 ............... 7,078 6,356,934
Series 2022-A, Class M3, 3.00%,
10/25/61 ............... 451 395,050
Series 2022-B, Class A1, 3.50%,
03/27/62
(g)
.............. 32,160 31,045,802
Series 2022-B, Class A2, 3.00%,
03/27/62
(a)
.............. 2,124 1,978,596
Series 2022-B, Class A3, 3.00%,
03/27/62
(a)
.............. 1,821 1,684,688
Series 2022-B, Class B, 3.00%,
03/27/62 ............... 10,116 8,393,653
Series 2022-B, Class C, 3.00%,
03/27/62 ............... 10,772 8,971,129
Series 2022-B, Class M1, 3.00%,
03/27/62 ............... 1,365 1,257,181
Series 2022-B, Class M2, 3.00%,
03/27/62 ............... 6,777 6,057,862
Series 2023-A, Class A1, 3.50%,
07/25/62
(g)
.............. 40,286 38,152,424
Series 2023-A, Class A2, 3.00%,
07/25/62
(a)
.............. 2,667 2,452,862
Series 2023-A, Class A3, 2.50%,
07/25/62
(a)
.............. 1,511 1,355,684
Series 2023-A, Class B, 2.50%,
07/25/62
(a)
.............. 8,888 6,791,045
Series 2023-A, Class C, 2.50%,
07/25/62
(a)
.............. 7,788 4,137,355
Series 2023-A, Class M1, 2.50%,
07/25/62
(a)
.............. 4,578 4,046,607

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Series 2023-C, Class A1, 3.50%,
05/25/63
(g)
.............. USD 34,819 $ 33,268,312
Series 2023-C, Class A2, 3.00%,
05/25/63
(a)
.............. 2,968 2,690,046
Series 2023-C, Class A3, 2.50%,
05/25/63
(a)
.............. 1,583 1,400,548
Series 2023-C, Class C, 2.50%,
05/25/63
(a)
.............. 14,559 7,950,852
Series 2023-C, Class M1, 2.50%,
05/25/63
(a)
.............. 1,385 1,217,472
Series 2023-C, Class M2, 2.50%,
05/25/63
(a)
.............. 10,197 8,550,314
Alternative Loan Trust
Series 2005-11CB, Class 2A1,
5.50%, 06/25/35 .......... 148 116,588
Series 2005-11CB, Class 2A6,
5.50%, 06/25/35 .......... 771 606,647
Series 2005-29CB, Class A6, 5.50%,
07/25/35 ............... 566 309,159
Series 2005-55CW, Class 2A3, (1-
mo. CME Term SOFR at 0.35%
Floor/7.50% Cap + 0.46%),
4.11%, 11/25/35
(a)
......... 1,090 806,133
Series 2005-59, Class 1A1, (1-mo.
CME Term SOFR at 0.66%
Floor/11.00% Cap + 0.77%),
4.42%, 11/20/35
(a)
......... 1,059 1,007,394
Series 2005-22T1, Class A1, (1-mo.
CME Term SOFR at 0.35%
Floor/5.42% Cap + 0.46%),
4.11%, 06/25/35
(a)
......... 6,694 6,087,259
Series 2005-J4, Class B1, (1-mo.
CME Term SOFR at 2.03%
Floor/11.00% Cap + 2.14%),
5.79%, 07/25/35
(a)
......... 61 61,151
Series 2006-6CB, Class 2A10,
6.00%, 05/25/36 .......... 414 141,911
Series 2006-11CB, Class 3A1,
6.50%, 05/25/36 .......... 3,552 1,530,160
Series 2006-15CB, Class A1, 6.50%,
06/25/36 ............... 627 297,767
Series 2006-28CB, Class A14,
6.25%, 10/25/36 .......... 2,083 947,095
Series 2006-34, Class A3, (1-mo.
CME Term SOFR at 0.70%
Floor/6.25% Cap + 0.81%),
4.46%, 11/25/46
(a)
......... 4,736 1,646,586
Series 2006-45T1, Class 2A2,
6.00%, 02/25/37 .......... 2,430 1,293,964
Series 2006-J7, Class 2A1, (1-mo.
SOFR FWD at 1.50% Floor +
1.50%), 2.69%, 11/20/46
(a)
... 2,933 2,790,235
Series 2006-OA11, Class A4, (1-mo.
CME Term SOFR at 0.38% Floor
+ 0.49%), 4.14%, 09/25/46
(a)
.. 2,653 2,535,385
Series 2006-OA14, Class 1A1,
(Federal Reserve US 12 Month
Cumulative Average 1 Year CMT
at 1.73% Floor/2.00% Cap +
1.73%), 5.47%, 11/25/46
(a)
... 7,751 6,581,359
Series 2006-OA16, Class A4C,
(1-mo. CME Term SOFR at
0.68% Floor + 0.79%), 4.44%,
10/25/46
(a)
.............. 7,188 6,388,336
Security
Par (000)
Par (000) Value
United States (continued)
Series 2006-OA21, Class A1, (1-mo.
CME Term SOFR at 0.19% Floor
+ 0.30%), 3.94%, 03/20/47
(a)
.. USD 2,350 $ 2,068,239
Series 2006-OC1, Class 1A1, (1-mo.
CME Term SOFR at 0.46% Floor
+ 0.57%), 4.22%, 03/25/36
(a)
.. 1,706 1,663,905
Series 2006-OC7, Class 2A3, (1-mo.
CME Term SOFR at 0.50% Floor
+ 0.61%), 4.26%, 07/25/46
(a)
.. 4,144 3,871,379
Series 2006-OC10, Class 2A3,
(1-mo. CME Term SOFR at
0.46% Floor + 0.57%), 4.22%,
11/25/36
(a)
.............. 4,106 3,867,138
Series 2007-25, Class 1A3, 6.50%,
11/25/37 ............... 20,821 8,935,574
Series 2007-3T1, Class 1A1, 6.00%,
04/25/37 ............... 700 289,671
Series 2007-9T1, Class 1A1, 6.00%,
05/25/37 ............... 3,705 1,737,827
Series 2007-OA3, Class 1A1, (1-mo.
CME Term SOFR at 0.28% Floor
+ 0.39%), 4.04%, 04/25/47
(a)
.. 2,213 2,035,292
Series 2007-OA8, Class 2A1, (1-mo.
CME Term SOFR at 0.36% Floor
+ 0.47%), 4.12%, 06/25/47
(a)
.. 424 355,372
Series 2007-OH2, Class A2A, (1-mo.
CME Term SOFR at 0.48%
Floor/10.00% Cap + 0.59%),
4.24%, 08/25/47
(a)
......... 458 428,512
American Home Mortgage Assets
Trust
(a)
Series 2006-3, Class 2A11,
(Federal Reserve US 12 Month
Cumulative Average 1 Year CMT
at 0.94% Floor + 0.94%), 4.68%,
10/25/46 ............... 2,215 1,443,280
Series 2006-4, Class 1A12, (1-mo.
CME Term SOFR at 0.32% Floor
+ 0.32%), 3.97%, 10/25/46 ... 4,717 2,338,433
Angel Oak Mortgage Trust
(c)
Series 2019-5, Class B1, 3.96%,
10/25/49
(a)
.............. 715 666,081
Series 2020-R1, Class M1, 2.62%,
04/25/53
(a)
.............. 600 558,628
Series 2021-4, Class B1, 3.20%,
01/20/65
(a)
.............. 3,150 2,280,313
Series 2024-10, Class A1, 5.35%,
10/25/69
(g)
.............. 8,776 8,767,630
Series 2025-7, Class A1, 5.51%,
06/25/70
(g)
.............. 8,499 8,500,912
Series 2025-8, Class A1, 5.41%,
07/25/70
(g)
.............. 7,969 7,963,114
APS Resecuritization Trust, Series
2016-1, Class 1MZ, 2.96%,
07/31/57
(a) (c)
............... 20,098 7,239,318
Banc of America Alternative Loan Trust,
Series 2006-7, Class A4, 6.50%,
10/25/36
(g)
................ 3,524 862,995
Banc of America Funding Corp.,
Series 2015-R3, Class 1A2, 4.44%,
03/27/36
(a) (c)
............... 1,570 1,325,458
Banc of America Funding Trust
Series 2007-1, Class 1A6, 5.75%,
01/25/37 ............... 97 82,387
Series 2014-R2, Class 1C, 0.00%,
11/26/36
(a) (c)
............. 8,407 2,897,702

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Barclays Mortgage Loan Trust
(c)
Series 2022-NQM1, Class A1,
4.55%, 07/25/52
(g)
......... USD 8,934 $ 8,842,071
Series 2023-NQM3, Class A1,
6.90%, 10/25/63
(g)
......... 46,579 46,721,985
Series 2023-NQM3, Class A2,
7.36%, 10/25/63
(g)
......... 7,419 7,445,811
Series 2023-NQM3, Class A3,
7.69%, 10/25/63
(g)
......... 4,480 4,496,893
Series 2023-NQM3, Class B1,
7.92%, 10/25/63
(a)
......... 3,856 3,875,790
Series 2023-NQM3, Class B2,
7.92%, 10/25/63
(a)
......... 3,244 3,258,941
Series 2023-NQM3, Class B3,
7.92%, 10/25/63
(a)
......... 8,876 8,849,034
Series 2023-NQM3, Class M1,
7.92%, 10/25/63
(a)
......... 6,427 6,460,624
Series 2023-NQM3, Class SA,
0.00%, 10/25/63
(a)
......... 1 1,101
Series 2024-NQM1, Class A1,
5.90%, 01/25/64
(g)
......... 5,849 5,854,132
Series 2024-NQM1, Class A2,
6.11%, 01/25/64
(g)
......... 3,989 3,990,757
Series 2024-NQM1, Class A3,
6.31%, 01/25/64
(g)
......... 3,047 3,048,251
Series 2024-NQM1, Class B1,
8.09%, 01/25/64
(a)
......... 2,900 2,926,440
Series 2024-NQM1, Class B2,
8.64%, 01/25/64
(a)
......... 2,658 2,684,105
Series 2024-NQM1, Class B3,
8.64%, 01/25/64
(a)
......... 5,704 5,712,527
Series 2024-NQM1, Class M1,
6.80%, 01/25/64
(a)
......... 4,979 4,995,158
Series 2024-NQM1, Class SA,
0.00%, 01/25/64
(a)
......... 13 9,436
Series 2024-NQM3, Class A1,
6.04%, 06/25/64
(g)
......... 38,705 38,824,472
Series 2024-NQM3, Class A2,
6.30%, 06/25/64
(g)
......... 3,053 3,062,318
Series 2024-NQM3, Class A3,
6.50%, 06/25/64
(g)
......... 5,327 5,343,576
Series 2024-NQM3, Class B1,
7.50%, 06/25/64
(a)
......... 3,975 4,008,525
Series 2024-NQM3, Class B2,
7.97%, 06/25/64
(a)
......... 3,640 3,652,012
Series 2024-NQM3, Class B3,
7.97%, 06/25/64
(a)
......... 9,961 9,875,248
Series 2024-NQM3, Class M1,
6.41%, 06/25/64
(a)
......... 5,794 5,806,547
Series 2024-NQM3, Class SA,
0.00%, 06/25/64
(a)
......... 7 6,037
Series 2024-NQM4, Class A1,
4.79%, 12/26/64
(g)
......... 61,773 61,347,043
Series 2024-NQM4, Class A2,
5.10%, 12/26/64
(g)
......... 5,810 5,776,210
Series 2024-NQM4, Class A3,
5.25%, 12/26/64
(g)
......... 6,509 6,473,941
Series 2024-NQM4, Class B1,
6.96%, 12/26/64
(a)
......... 3,489 3,507,994
Series 2024-NQM4, Class B2,
7.54%, 12/26/64
(a)
......... 2,662 2,659,036
Series 2024-NQM4, Class B3,
7.54%, 12/26/64
(a)
......... 6,092 5,962,689
Series 2024-NQM4, Class M1,
6.31%, 12/26/64
(a)
......... 5,737 5,740,541
Security
Par (000)
Par (000) Value
United States (continued)
Series 2024-NQM4, Class SA,
0.00%, 12/26/64
(a)
......... USD 11 $ 8,650
Series 2025-NQM1, Class A1,
5.66%, 01/25/65
(g)
......... 46,018 46,138,764
Series 2025-NQM1, Class A2,
5.87%, 01/25/65
(g)
......... 5,307 5,326,930
Series 2025-NQM1, Class A3,
5.97%, 01/25/65
(g)
......... 5,054 5,073,010
Series 2025-NQM1, Class B1,
6.94%, 01/25/65
(a)
......... 3,998 4,016,390
Series 2025-NQM1, Class B2,
7.75%, 01/25/65
(a)
......... 3,476 3,480,821
Series 2025-NQM1, Class B3,
7.75%, 01/25/65
(a)
......... 7,706 7,552,363
Series 2025-NQM1, Class M1,
6.49%, 01/25/65
(a)
......... 6,431 6,451,400
Series 2025-NQM1, Class SA,
0.00%, 01/25/65
(a)
......... 11 11,002
Series 2025-NQM2, Class A1,
5.75%, 05/25/65
(g)
......... 54,200 54,510,975
Series 2025-NQM2, Class A2,
5.94%, 05/25/65
(g)
......... 4,292 4,314,112
Series 2025-NQM2, Class A3,
6.04%, 05/25/65
(g)
......... 8,433 8,476,154
Series 2025-NQM2, Class B1,
7.51%, 05/25/65
(a)
......... 3,307 3,352,297
Series 2025-NQM2, Class B2,
7.51%, 05/25/65
(a)
......... 1,313 1,295,957
Series 2025-NQM2, Class B3,
7.51%, 05/25/65
(a)
......... 243 217,551
Series 2025-NQM2, Class M1,
6.71%, 05/25/65
(a)
......... 6,712 6,728,021
Series 2025-NQM2, Class SA,
0.00%, 05/25/65
(a)
......... —
(h)
387
Series 2025-NQM3, Class A1,
5.64%, 05/25/65
(a)
......... 16,402 16,408,862
Series 2025-NQM3, Class B1,
7.57%, 05/25/65
(a)
......... 1,651 1,663,410
Series 2025-NQM4, Class PT2,
0.00%, 07/25/65
(a)
......... 105,756 108,390,648
Series 2025-NQM5, Class PT2,
0.00%, 10/25/55
(a)
......... 107,946 108,771,983
Series 2025-NQM7, Class PT2,
0.00%, 12/25/64
(a)
......... 108,479 109,809,010
Series 2026-NQM2, Class A1,
4.70%, 12/25/65
(a)
......... 14,284 14,075,671
Series 2026-NQM3, Class PT2,
4.92%, 01/25/66
(a)
......... 85,359 86,044,886
Series 2026-NQM4, Class PT2,
0.00%, 05/25/56
(a)
......... 114,963 119,655,737
Series 2026-NQM5, Class A1,
5.52%, 05/25/66
(a)
......... 14,801 14,772,114
Barclays Mortgage Trust
(c)
Series 2021-NPL1, Class A, 6.00%,
11/25/51
(g)
.............. 19,093 19,106,666
Series 2021-NPL1, Class B, 7.63%,
11/25/51
(g)
.............. 6,741 6,749,584
Series 2021-NPL1, Class C, 0.00%,
11/25/51 ............... 12,813 18,451,069
Series 2022-RPL1, Class A, 7.25%,
02/25/28
(g)
.............. 18,964 18,976,769
Series 2022-RPL1, Class B, 7.25%,
02/25/28
(g)
.............. 5,097 5,098,493
Series 2022-RPL1, Class C, 0.00%,
02/25/28 ............... 8,294 2,965,194

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Series 2022-RPL1, Class SA,
0.00%, 02/25/28 .......... USD 33 $ 30,557
BCAP LLC Trust, Series 2011-RR5,
Class 11A5, (1-mo. CME Term
SOFR at 0.15% Floor + 0.26%),
4.14%, 05/28/36
(a) (c)
.......... 1,350 1,324,956
Bear Stearns ALT-A Trust
(a)
Series 2006-6, Class 1A1, (1-mo.
CME Term SOFR at 0.32%
Floor/11.50% Cap + 0.43%),
4.08%, 11/25/36 .......... 1,653 1,529,981
Series 2007-1, Class 1A1, (1-mo.
CME Term SOFR at 0.32%
Floor/11.50% Cap + 0.43%),
4.08%, 01/25/47 .......... 1,353 1,277,050
Bear Stearns Asset-Backed Securities
I Trust
Series 2005-AC9, Class A5, 6.25%,
12/25/35
(g)
.............. 1,864 1,872,230
Series 2006-AC1, Class 1A2, 6.25%,
02/25/36
(g)
.............. 2,416 2,536,501
Series 2006-AC2, Class 1A1, (1-mo.
CME Term SOFR at 0.35%
Floor/7.50% Cap + 0.46%),
4.11%, 03/25/36
(a)
......... 5,687 1,422,521
Bear Stearns Mortgage Funding Trust
(a)
Series 2006-SL1, Class A1, (1-mo.
CME Term SOFR at 0.28%
Floor/11.00% Cap + 0.39%),
4.04%, 08/25/36 .......... 516 513,541
Series 2007-AR2, Class A1, (1-mo.
CME Term SOFR at 0.34%
Floor/10.50% Cap + 0.45%),
4.10%, 03/25/37 .......... 76 69,893
Series 2007-AR3, Class 1A1, (1-mo.
CME Term SOFR at 0.28%
Floor/10.50% Cap + 0.39%),
4.04%, 03/25/37 .......... 1,239 1,187,350
Series 2007-AR4, Class 2A1, (1-mo.
CME Term SOFR at 0.21%
Floor/10.50% Cap + 0.32%),
3.97%, 06/25/37 .......... 835 792,768
BRAVO, Series 2024-NQM6, Class B2,
8.01%, 08/01/64
(a) (c)
.......... 500 504,961
BRAVO Residential Funding Trust
(c)
Series 2023-NQM6, Class B1,
7.96%, 09/25/63
(a)
......... 1,500 1,498,212
Series 2024-NQM1, Class B1,
8.04%, 12/01/63 .......... 565 570,422
Series 2024-NQM3, Class B1,
8.10%, 03/25/64
(a)
......... 845 854,524
Series 2025-NQM6, Class A1,
5.33%, 06/25/65
(g)
......... 10,762 10,746,629
Series 2026-NQM2, Class A1LC,
4.77%, 11/25/65
(g)
......... 2,320 2,283,274
Series 2026-NQMR1, Class A1,
5.39%, 08/25/62
(a)
......... 7,626 7,601,175
CAFL Issuer LLC, Series 2024-RTL1,
Class A1, 6.75%, 11/28/31
(c) (g)
... 3,230 3,241,612
CFMT LLC
(c)
Series 2024-HB14, Class M2,
3.00%, 06/25/34
(a)
......... 547 532,750
Series 2024-HB14, Class M3,
3.00%, 06/25/34
(a)
......... 1,360 1,320,410
Series 2024-HB15, Class M2,
4.00%, 08/25/34
(a)
......... 474 464,437
Security
Par (000)
Par (000) Value
United States (continued)
Series 2024-R1, Class A1, 4.00%,
10/25/54
(g)
.............. USD 5,270 $ 5,161,053
Series 2024-R1, Class A2, 4.00%,
10/25/54
(g)
.............. 947 916,262
Chase Mortgage Finance Trust,
Series 2007-S6, Class 1A1, 6.00%,
12/25/37 ................. 49,918 18,983,620
CHL Mortgage Pass-Through Trust
Series 2005-22, Class 2A1, 4.62%,
11/25/35
(a)
.............. 720 591,872
Series 2006-17, Class A6, 6.00%,
12/25/36 ............... 1,200 516,965
Series 2006-OA4, Class A1,
(Federal Reserve US 12 Month
Cumulative Average 1 Year CMT
at 0.96% Floor + 0.96%), 4.70%,
04/25/46
(a)
.............. 26,614 6,858,505
Series 2006-OA5, Class 3A1, (1-mo.
CME Term SOFR at 0.40% Floor
+ 0.51%), 4.16%, 04/25/46
(a)
.. 849 784,886
Series 2007-1, Class A2, 6.00%,
03/25/37 ............... 767 308,465
Series 2007-9, Class A1, 5.75%,
07/25/37 ............... 2,388 1,067,935
Series 2007-9, Class A11, 5.75%,
07/25/37 ............... 1,305 583,614
Series 2007-15, Class 2A2, 6.50%,
09/25/37 ............... 12,957 4,238,695
Series 2007-J1, Class 2A1, 6.00%,
02/25/37 ............... 2,722 942,916
CHNGE Mortgage Trust, Series 2022-1,
Class A1, 4.01%, 01/25/67
(a) (c)
... 3,224 3,055,274
CIM Trust
(a)(c)
Series 2019-J2, Class B4, 3.76%,
10/25/49 ............... 1,435 1,168,746
Series 2023-I1, Class B1, 7.02%,
04/25/58 ............... 3,735 3,735,843
Series 2023-I2, Class B1, 6.75%,
12/25/67 ............... 4,261 4,253,316
Citicorp Mortgage Securities Trust
Series 2007-4, Class 1A14, 6.00%,
05/25/37 ............... 974 845,128
Series 2007-9, Class 1A1, 6.25%,
12/25/37 ............... 2,223 2,111,580
Series 2008-2, Class 1A1, 6.50%,
06/25/38 ............... 2,791 2,476,980
Citigroup Mortgage Loan Trust
(a)
Series 2007-6, Class 2A1, (1-mo.
CME Term SOFR at 0.50%
Floor/6.50% Cap + 0.61%),
4.26%, 05/25/37 .......... 2,915 2,826,733
Series 2014-C, Class B2, 4.25%,
02/25/54
(c)
.............. 557 547,359
CitiMortgage Alternative Loan Trust,
Series 2007-A6, Class 1A11, 6.00%,
06/25/37 ................. 629 564,138
COLT Mortgage Loan Trust
(c)
Series 2021-5, Class A1, 1.73%,
11/26/66
(a)
.............. 4,315 3,903,512
Series 2021-HX1, Class B2, 3.86%,
10/25/66
(a)
.............. 1,000 791,260
Series 2022-1, Class B2, 4.13%,
12/27/66
(a)
.............. 623 553,400
Series 2022-3, Class B1, 4.20%,
02/25/67
(a)
.............. 2,500 2,206,507

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Series 2024-6, Class A1, 5.39%,
11/25/69
(g)
.............. USD 12,256 $ 12,245,887
Series 2025-6, Class A1, 5.53%,
08/25/70
(g)
.............. 12,739 12,747,356
Series 2025-7, Class A1, 5.47%,
06/25/70
(g)
.............. 8,129 8,135,281
Series 2025-7, Class B1, 6.92%,
06/25/70
(a)
.............. 1,000 999,266
Series 2025-8, Class A1, 5.48%,
08/25/70
(g)
.............. 4,394 4,406,376
Series 2025-8, Class B1, 7.10%,
08/25/70
(a)
.............. 1,618 1,618,949
Series 2025-9, Class B1, 6.82%,
09/25/70
(a)
.............. 1,891 1,883,892
Series 2025-11, Class A1, 5.05%,
11/25/70
(a)
.............. 14,683 14,587,800
Series 2025-11, Class B1, 6.90%,
11/25/70
(a)
.............. 1,491 1,483,257
Series 2025-12, Class A1LC, 5.09%,
01/26/71
(g)
.............. 3,000 2,966,447
Series 2025-12, Class B1, 6.86%,
01/26/71
(a)
.............. 1,989 1,987,517
Credit Suisse Mortgage Capital
Certificates
(c)
Series 2009-12R, Class 3A1, 6.50%,
10/27/37 ............... 21,074 8,378,082
Series 2021-JR1, Class PT2, 0.00%,
07/26/60
(a)
.............. 422 177,263
Cross Mortgage Trust
(c)
Series 2024-H7, Class A1, 5.59%,
11/25/69
(a)
.............. 1,989 1,991,241
Series 2025-H5, Class A1, 5.51%,
07/25/70
(a)
.............. 11,474 11,477,242
Series 2025-H6, Class B1B, 7.54%,
07/25/70
(a)
.............. 1,636 1,625,475
Series 2025-H8, Class A1A, 5.00%,
11/25/70
(g)
.............. 10,221 10,134,319
Series 2025-H10, Class B1, 7.13%,
01/25/71
(a)
.............. 553 547,845
CSFB Mortgage-Backed Pass-Through
Certificates, Series 2005-10, Class
10A1, (1-mo. CME Term SOFR at
1.35% Floor/6.25% Cap + 1.46%),
5.11%, 11/25/35
(a)
........... 3,144 601,692
CSMC Mortgage-Backed Trust, Series
2006-4, Class 1A3, 6.00%, 05/25/36 608 301,682
CSMC Trust
(c)
Series 2014-9R, Class 9A1, (1-mo.
CME Term SOFR at 0.12% Floor
+ 0.23%), 4.01%, 08/27/36
(a)
.. 1,468 1,220,449
Series 2014-SAF1, Class B5, 3.85%,
03/25/44
(a)
.............. 2,825 2,167,140
Series 2015-4R, Class 1A4, (1-mo.
CME Term SOFR at 0.15% Floor
+ 0.26%), 3.84%, 10/27/36
(a)
.. 4,115 2,727,996
Series 2015-6R, Class 5A2, (1-mo.
CME Term SOFR at 0.18% Floor
+ 0.29%), 3.94%, 03/27/36
(a)
.. 2,487 2,098,728
Series 2020-NQM1, Class A1,
2.21%, 05/25/65
(g)
......... 11 10,851
Series 2020-NQM1, Class A3,
2.72%, 05/25/65
(g)
......... 338 325,854
Series 2021-NQM8, Class M1,
3.26%, 10/25/66
(a)
......... 1,453 1,119,543
Series 2022-NQM6, Class PT,
10.40%, 12/25/67
(a)
........ 18,794 18,685,248
Security
Par (000)
Par (000) Value
United States (continued)
Deephaven Residential Mortgage
Trust
(c)
Series 2022-2, Class M1, 4.30%,
03/25/67
(a)
.............. USD 2,349 $ 2,139,151
Series 2022-3, Class B1, 5.28%,
07/25/67
(a)
.............. 3,178 2,931,926
Series 2022-3, Class M1, 5.28%,
07/25/67
(a)
.............. 5,876 5,613,874
Series 2024-1, Class A1, 5.74%,
07/25/69
(g)
.............. 3,274 3,286,288
Series 2025-INV1, Class A1, 5.09%,
11/25/60
(a)
.............. 12,720 12,627,088
Series 2025-INV1, Class B1, 6.68%,
11/25/60
(a)
.............. 1,876 1,868,424
Series 2026-INV1, Class A1, 4.80%,
12/25/70
(a)
.............. 6,476 6,394,265
Series 2026-INV1, Class B1, 6.57%,
12/25/70
(a)
.............. 407 402,354
Deutsche Alt-A Securities Mortgage
Loan Trust, Series 2007-OA4, Class
A2A, (1-mo. CME Term SOFR
at 0.34% Floor + 0.45%), 4.10%,
08/25/47
(a)
................ 1,841 1,721,559
Deutsche Alt-B Securities Mortgage
Loan Trust
(a)
Series 2006-AB3, Class A3, 6.51%,
07/25/36 ............... 672 586,660
Series 2006-AB3, Class A8, 6.36%,
07/25/36 ............... 427 373,055
Easy Street Mortgage Loan Trust,
Series 2025-RTL2, Class A1, 5.61%,
10/25/40
(c) (g)
............... 4,803 4,792,216
Ellington Financial Mortgage Trust
(c)
Series 2022-3, Class M1, 4.98%,
08/25/67
(a)
.............. 2,000 1,723,771
Series 2022-4, Class B2, 5.84%,
09/25/67
(a)
.............. 4,578 4,539,242
Series 2025-INV3, Class A1, 5.44%,
07/25/70
(g)
.............. 12,510 12,509,127
Series 2025-INV4, Class B1, 6.84%,
10/25/70
(a)
.............. 3,020 3,010,329
Series 2025-INV4, Class B2, 7.57%,
10/25/70
(a)
.............. 1,917 1,892,117
Series 2025-NQM2, Class A1,
5.60%, 06/25/70
(a)
......... 11,538 11,547,461
Series 2025-NQM5, Class A1,
5.03%, 11/25/70
(a)
......... 10,236 10,178,335
Series 2025-NQM6, Class A1A,
5.00%, 12/25/70
(g)
......... 10,735 10,648,566
Series 2026-NQM1, Class A1,
4.77%, 02/25/71
(a)
......... 10,928 10,777,280
Series 2026-NQM1, Class A1LC,
4.96%, 02/25/71
(g)
......... 1,453 1,434,407
Series 2026-NQM1, Class B1,
6.54%, 02/25/71
(a)
......... 628 620,512
EverBank Mortgage Loan Trust,
Series 2013-2, Class B5, 3.35%,
06/25/43
(a) (c)
............... 3,943 2,699,188
First Horizon Alternative Mortgage
Securities Trust
(a)
Series 2005-AA12, Class 2A1,
4.69%, 02/25/36 .......... 73 42,730
Series 2006-AA7, Class A1, 4.42%,
01/25/37 ............... 104 79,204

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Gaea Mortgage Loan Trust,
Series 2025-A, Class A, 6.75%,
02/25/30
(a) (c)
............... USD 344 $ 343,771
GCAT Trust
(c)
Series 2020-NQM2, Class B1,
4.85%, 04/25/65
(a)
......... 4,430 4,169,575
Series 2021-NQM3, Class B1,
3.47%, 05/25/66
(a)
......... 3,170 2,406,295
Series 2021-NQM4, Class A1,
1.09%, 08/25/66
(a)
......... 1,457 1,226,842
Series 2022-NQM2, Class M1,
4.19%, 02/25/67
(a)
......... 2,664 2,231,801
Series 2025-NQM3, Class A1,
0.00%, 05/25/70
(g)
......... 11,899 11,894,011
Series 2025-NQM4, Class A1,
5.53%, 06/25/70
(g)
......... 5,838 5,833,294
Series 2025-NQM4, Class B1,
7.20%, 06/25/70
(a)
......... 917 919,236
GreenPoint Mortgage Funding Trust,
Series 2006-AR2, Class 4A1,
(Federal Reserve US 12 Month
Cumulative Average 1 Year CMT at
2.00% Floor/10.50% Cap + 2.00%),
5.77%, 03/25/36
(a)
........... 1,097 1,012,960
GS Mortgage-Backed Securities Corp.
Trust
(c)
Series 2019-PJ2, Class B4, 4.35%,
11/25/49
(a)
.............. 2,314 2,103,778
Series 2019-PJ2, Class B5, 4.35%,
11/25/49
(a)
.............. 1,592 1,200,542
Series 2020-PJ2, Class B4, 3.54%,
07/25/50
(a)
.............. 1,803 1,537,073
Series 2025-NQM6, Class A1,
5.02%, 02/25/66
(g)
......... 9,869 9,780,780
Series 2025-NQM6, Class B1,
6.60%, 02/25/66
(a)
......... 754 745,343
GS Mortgage-Backed Securities Trust
(c)
Series 2023-CCM1, Class B1,
7.35%, 08/25/53
(a)
......... 2,130 2,122,745
Series 2025-DSC2, Class A1,
5.04%, 01/25/66
(g)
......... 4,192 4,152,388
Series 2025-DSC2, Class B1,
6.73%, 01/25/66
(a)
......... 1,780 1,772,381
Series 2025-NQM2, Class A1,
5.65%, 06/25/65
(g)
......... 6,777 6,780,384
Series 2025-NQM3, Class B1,
6.87%, 11/25/65 .......... 1,475 1,470,913
Series 2025-NQM3, Class B2,
7.28%, 11/25/65
(a)
......... 1,568 1,545,084
Series 2025-NQM4, Class B1,
6.77%, 10/25/65
(a)
......... 1,658 1,649,576
Series 2025-NQM4, Class B2,
7.14%, 10/25/65
(a)
......... 1,326 1,311,756
Series 2025-NQM5, Class A1,
5.01%, 07/25/65
(g)
......... 6,982 6,924,147
Series 2025-NQM5, Class B1,
6.74%, 07/25/65
(a)
......... 1,667 1,662,590
Series 2025-RPL3, Class A1, 4.10%,
07/25/65
(g)
.............. 10,870 10,515,823
Series 2026-NQM1, Class A1,
4.87%, 03/25/66
(a)
......... 1,208 1,191,375
GSMPS Mortgage Loan Trust
(a)(c)
Series 2005-RP1, Class 1AF, (1-mo.
CME Term SOFR at 0.35% Floor
+ 0.46%), 4.11%, 01/25/35 ... 2,019 1,772,813
Security
Par (000)
Par (000) Value
United States (continued)
Series 2005-RP2, Class 1AF, (1-mo.
CME Term SOFR at 0.35% Floor
+ 0.46%), 4.11%, 03/25/35 ... USD 2,989 $ 2,817,862
Series 2006-RP1, Class 1AF1, (1-
mo. CME Term SOFR at 0.35%
Floor/9.15% Cap + 0.46%),
4.11%, 01/25/36 .......... 1,982 1,604,784
GSR Mortgage Loan Trust
Series 2005-AR1, Class 2A1, 6.33%,
01/25/35
(a)
.............. 193 191,026
Series 2007-1F, Class 2A4, 5.50%,
01/25/37 ............... 25 73,246
Series 2007-OA2, Class 2A1,
2.87%, 06/25/47
(a)
......... 1,226 685,860
HarborView Mortgage Loan Trust
(a)
Series 2005-1, Class 1A, (1-mo.
CME Term SOFR at 0.64% Floor
+ 0.75%), 4.39%, 03/19/35 ... 2,180 1,033,980
Series 2006-12, Class 1A1A, (1-mo.
CME Term SOFR at 0.41% Floor
+ 0.52%), 4.16%, 12/19/36 ... 9,784 8,849,385
Series 2007-3, Class 1A1A, (1-mo.
CME Term SOFR at 0.00% Floor
+ 0.51%), 4.15%, 05/19/37 ... 2,709 2,304,348
Series 2007-4, Class 2A2, (1-mo.
CME Term SOFR at 0.00%
Floor/10.00% Cap + 0.61%),
4.00%, 07/19/37 .......... 834 769,795
Homes Trust
(c)
Series 2025-AFC2, Class A1A,
5.47%, 06/25/60
(g)
......... 11,454 11,448,950
Series 2025-AFC4, Class A1A,
5.15%, 11/25/60
(g)
......... 6,235 6,199,936
Series 2025-NQM2, Class A1,
5.42%, 02/25/70
(g)
......... 5,829 5,821,973
Series 2025-NQM3, Class A1,
5.63%, 02/25/70
(a)
......... 11,146 11,169,305
Series 2025-NQM5, Class A1,
5.03%, 09/25/70
(a)
......... 11,809 11,706,788
Series 2025-NQM5, Class B1,
6.79%, 09/25/70
(a)
......... 3,009 2,988,111
Impac Secured Assets Trust, Series
2006-3, Class A1, (1-mo. CME Term
SOFR at 0.34% Floor + 0.45%),
4.10%, 11/25/36
(a)
........... 2,907 2,701,482
IndyMac INDX Mortgage Loan Trust
(a)
Series 2006-AR15, Class A1, (1-mo.
CME Term SOFR at 0.24% Floor
+ 0.35%), 4.00%, 07/25/36 ... 483 488,348
Series 2006-AR35, Class 2A1A, (1-
mo. CME Term SOFR at 0.34%
Floor/10.50% Cap + 0.45%),
4.10%, 01/25/37 .......... 909 846,546
Series 2006-AR41, Class A3, (1-mo.
CME Term SOFR at 0.36%
Floor/11.00% Cap + 0.47%),
4.12%, 02/25/37 .......... 764 755,727
Series 2007-AR19, Class 3A1,
3.69%, 09/25/37 .......... 4,591 2,944,777
Series 2007-FLX5, Class 2A2, (1-
mo. CME Term SOFR at 0.48%
Floor + 0.59%), 4.24%, 08/25/37 1,193 1,114,846
J.P. Morgan Alternative Loan Trust,
Series 2007-A2, Class 2A1, 4.42%,
05/25/37
(a)
................ 562 483,821

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
J.P. Morgan Mortgage Trust
Series 2007-A1, Class 4A1, 6.03%,
07/25/35
(a)
.............. USD 3 $ 2,578
Series 2021-4, Class B3, 2.90%,
08/25/51
(a) (c)
............. 6,102 5,008,880
Series 2021-4, Class B4, 2.90%,
08/25/51
(a) (c)
............. 550 440,980
Series 2021-4, Class B5, 2.90%,
08/25/51
(a) (c)
............. 412 325,111
Series 2021-4, Class B6, 2.90%,
08/25/51
(a) (c)
............. 1,261 558,364
Series 2021-INV5, Class A5A,
2.50%, 12/25/51
(a) (c)
........ 15,625 12,806,989
Series 2021-INV5, Class B4, 3.19%,
12/25/51
(a) (c)
............. 2,356 1,966,287
Series 2021-INV5, Class B5, 3.19%,
12/25/51
(a) (c)
............. 824 675,228
Series 2021-INV5, Class B6, 3.08%,
12/25/51
(a) (c)
............. 2,819 1,459,844
Series 2021-INV7, Class A5A,
2.50%, 02/25/52
(a) (c)
........ 7,258 5,949,264
Series 2021-INV7, Class B1, 3.27%,
02/25/52
(a) (c)
............. 6,983 6,043,325
Series 2021-INV7, Class B2, 3.27%,
02/25/52
(a) (c)
............. 1,639 1,400,308
Series 2021-INV7, Class B3, 3.27%,
02/25/52
(a) (c)
............. 2,280 1,936,265
Series 2021-INV7, Class B4, 3.27%,
02/25/52
(a) (c)
............. 1,211 1,018,178
Series 2021-INV7, Class B5, 3.27%,
02/25/52
(a) (c)
............. 499 413,598
Series 2021-INV7, Class B6, 2.93%,
02/25/52
(a) (c)
............. 1,632 830,059
Series 2024-VIS1, Class B2, 8.06%,
07/25/64
(a) (c)
............. 1,000 1,005,422
Series 2024-VIS2, Class B1, 7.69%,
11/25/64
(a) (c)
............. 3,191 3,219,933
Series 2025-DSC2, Class B1,
6.92%, 10/25/65
(a) (c)
........ 2,000 2,010,065
Series 2025-NQM5, Class A1LC,
5.02%, 05/25/66
(c) (g)
........ 3,828 3,776,704
Series 2025-VIS2, Class A1, 5.38%,
12/25/55
(a) (c)
............. 13,833 13,785,680
Series 2025-VIS2, Class A1B,
5.38%, 12/25/55
(c) (g)
........ 1,844 1,835,312
Series 2025-VIS3, Class B1, 6.76%,
02/25/66
(a) (c)
............. 2,590 2,565,944
Series 2025-VIS3, Class B2, 7.21%,
02/25/66
(a) (c)
............. 1,647 1,607,813
Series 2026-NQM1, Class A1LC,
4.93%, 06/25/66
(c) (g)
........ 4,525 4,457,678
Legacy Mortgage Asset Trust, Series
2021-GS2, Class A1, 5.75%,
04/25/61
(c) (g)
............... 18,676 18,688,483
Lehman XS Trust, Series 2007-16N,
Class AF2, (1-mo. CME Term SOFR
at 1.90% Floor + 2.01%), 5.66%,
09/25/47
(a)
................ 2,482 3,793,581
MASTR Resecuritization Trust,
Series 2008-3, Class A1, 3.22%,
08/25/37
(a) (c)
............... 1,246 384,816
MCM Trust
(f)
  0.00%, 09/25/31
(i)
........... 40,271 32,172,695
Security
Par (000)
Par (000) Value
United States (continued)
  2.50%, 09/25/31 ........... USD 61,202 $ 58,505,278
Merrill Lynch Alternative Note Asset
Trust, Series 2007-OAR2, Class A2,
(1-mo. CME Term SOFR at 0.42%
Floor + 0.53%), 4.18%, 04/25/37
(a)
2,117 1,713,339
Merrill Lynch Mortgage Investors Trust,
Series 2006-AF2, Class AV1, (1-mo.
CME Term SOFR at 0.32% Floor +
0.43%), 4.08%, 09/25/37
(a)
..... 1,178 574,456
MFA Trust
(c)
Series 2020-NQM1, Class A3,
3.30%, 08/25/49
(a)
......... 83 80,720
Series 2021-INV1, Class M1, 2.29%,
01/25/56
(a)
.............. 4,189 3,997,185
Series 2021-NQM1, Class B1,
3.51%, 04/25/65
(a)
......... 6,050 5,103,111
Series 2022-NQM1, Class M1,
4.28%, 12/25/66
(a)
......... 4,096 3,678,607
Series 2024-NPL1, Class A1, 6.33%,
09/25/54
(g)
.............. 21,258 21,290,133
Series 2025-NQM3, Class A1,
5.26%, 08/25/70
(g)
......... 11,695 11,638,074
Series 2025-NQM3, Class B1,
6.93%, 08/25/70
(a)
......... 1,850 1,863,240
Series 2026-INVR1, Class A1,
5.39%, 12/25/59
(a)
......... 14,105 14,047,147
Mill City Mortgage Loan Trust, Series
2026-R1, Class A1, 5.46%,
10/25/62
(a) (c)
............... 4,007 3,997,405
Morgan Stanley Resecuritization
Trust, Series 2013-R7, Class 1B,
(1-mo. CME Term SOFR at 0.16%
Floor/10.50% Cap + 0.27%), 4.09%,
12/26/46
(a) (c)
............... 941 867,937
Morgan Stanley Residential Mortgage
Loan Trust
(c)
Series 2014-1A, Class B3, 5.26%,
06/25/44
(a)
.............. 777 783,189
Series 2023-NQM1, Class B1,
7.28%, 09/25/68
(a)
......... 2,830 2,835,187
Series 2025-DSC2, Class A1, (30-
day Average SOFR + 0.00%),
5.44%, 07/25/70
(a)
......... 15,426 15,397,761
Series 2025-DSC2, Class B1,
7.06%, 07/25/70
(a)
......... 1,557 1,559,698
Series 2025-NQM4, Class A1,
5.59%, 06/25/70
(g)
......... 12,067 12,071,207
Series 2025-NQM5, Class A1,
5.44%, 07/25/70
(a)
......... 3,852 3,843,722
Series 2025-NQM7, Class B1,
6.59%, 09/25/70
(a)
......... 2,712 2,686,377
Series 2025-SPL1, Class M1,
4.25%, 02/25/65
(g)
......... 1,609 1,498,845
Mortgage Loan Resecuritization Trust,
Series 2009-RS1, Class A85,
(1-mo. CME Term SOFR at 0.34%
Floor/9.00% Cap + 0.45%), 4.07%,
04/16/36
(a) (c)
............... 2,950 2,919,274
NACC Reperforming Loan REMIC
Trust
(c)
Series 2004-R1, Class A1, 6.50%,
03/25/34 ............... 2,315 2,117,861
Series 2004-R1, Class A2, 7.50%,
03/25/34 ............... 532 500,199
NCMF Trust, 8.44%, 06/10/33
(a) (c)
... 25,735 25,756,780

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
New Residential Mortgage Loan Trust
(c)
Series 2019-2A, Class A1, 4.25%,
12/25/57
(a)
.............. USD 1,189 $ 1,155,782
Series 2020-RPL1, Class B3, 3.83%,
11/25/59
(a)
.............. 10,258 8,324,240
Series 2024-NQM3, Class B1,
7.15%, 11/25/64
(a)
......... 1,596 1,603,475
Series 2025-NQM4, Class A1,
5.35%, 07/25/65
(a)
......... 5,513 5,492,901
Series 2025-NQM4, Class B1,
7.01%, 07/25/65
(a)
......... 1,880 1,856,822
Series 2025-NQM5, Class A1,
5.11%, 08/25/65
(a)
......... 6,790 6,735,685
Series 2025-NQM5, Class B1,
6.83%, 08/25/65
(a)
......... 1,300 1,274,041
Series 2025-NQM5, Class B2,
7.40%, 08/25/65
(a)
......... 833 812,286
Series 2025-NQM7, Class A1LC,
5.16%, 10/26/65
(g)
......... 1,750 1,733,000
Series 2026-NQM1, Class A1,
4.82%, 11/25/65
(a)
......... 1,500 1,481,534
NLT Trust, Series 2021-INV2, Class B1,
3.32%, 08/25/56
(a) (c)
.......... 1,895 1,472,348
NMLT Trust, Series 2021-INV1, Class
B1, 3.61%, 05/25/56
(a) (c)
....... 2,642 2,118,296
Nomura Asset Acceptance Corp.
Alternative Loan Trust
Series 2001-R1A, Class A, 7.00%,
02/19/30
(a) (c)
............. 500 498,228
Series 2005-AP1, Class 2A4, 6.05%,
02/25/35
(g)
.............. 391 376,659
Series 2006-AF1, Class 1A4, 7.13%,
05/25/36
(g)
.............. 1,479 254,171
Series 2007-2, Class A4, (1-mo.
CME Term SOFR at 0.84% Floor
+ 0.95%), 4.60%, 06/25/37
(a)
.. 550 471,583
NRZT, Series 2025-NQM6, Class A1,
5.09%, 10/25/65
(a) (c)
.......... 13,776 13,665,603
NYMT Loan Trust
(c)
Series 2024-INV1, Class A1, 5.38%,
06/25/69
(a)
.............. 4,853 4,853,617
Series 2026-INV1, Class A1, 4.77%,
02/25/61
(a)
.............. 2,733 2,695,005
Series 2026-INV1, Class A1LC,
4.94%, 02/25/61
(g)
......... 916 905,699
OBX Trust
(c)(g)
Series 2022-NQM7, Class A1,
5.11%, 08/25/62 .......... 6,332 6,315,558
Series 2025-NQM11, Class A1A,
5.42%, 05/25/65 .......... 10,747 10,744,958
PRKCM Trust
(a)(c)
Series 2021-AFC2, Class A1, 2.07%,
11/25/56 ............... 2,607 2,291,398
Series 2022-AFC1, Class A1A,
5.10%, 04/25/57 .......... 1,250 1,238,123
Series 2022-AFC2, Class A1, 5.33%,
08/25/57 ............... 8,659 8,632,704
Series 2023-AFC1, Class B1,
7.31%, 02/25/58 .......... 4,567 4,549,798
Series 2026-AFC1, Class A1, 4.68%,
02/25/61 ............... 18,776 18,479,164
PRPM LLC, Series 2025-RCF3, Class
A2, 5.25%, 07/25/55
(c) (g)
....... 2,750 2,726,244
PRPM Trust
(c)
Series 2022-NQM1, Class B1,
5.34%, 08/25/67
(a)
......... 964 952,917
Security
Par (000)
Par (000) Value
United States (continued)
Series 2024-NQM1, Class B1,
7.35%, 12/25/68
(a)
......... USD 2,066 $ 2,079,888
Series 2025-NQM3, Class A1,
5.61%, 05/25/70
(a)
......... 12,149 12,162,938
Series 2025-NQM3, Class B1,
6.86%, 05/25/70
(a)
......... 4,229 4,221,893
Series 2025-NQM5, Class A1A,
5.18%, 10/25/70
(g)
......... 10,286 10,217,786
Series 2025-NQM6, Class A1,
4.99%, 12/25/70
(a)
......... 11,346 11,228,137
Series 2025-NQM6, Class A1LC,
5.12%, 12/25/70
(g)
......... 634 627,494
Series 2025-NQM6, Class B1,
6.96%, 12/25/70
(a)
......... 547 542,202
Rain City Mortgage Trust, Series 2024-
RTL1, Class A1, 6.53%, 09/25/29
(c) (g)
6,457 6,491,746
RALI Trust
(a)
Series 2006-QA10, Class A2, (1-mo.
CME Term SOFR at 0.36% Floor
+ 0.47%), 4.12%, 12/25/36 ... 2,639 2,423,413
Series 2007-QH9, Class A1, 3.87%,
11/25/37 ............... 501 419,501
Series 2007-QO2, Class A1, (1-mo.
CME Term SOFR at 0.15% Floor
+ 0.26%), 3.91%, 02/25/47 ... 442 130,543
RCKT Mortgage Trust
(c)
Series 2020-1, Class B4, 3.46%,
02/25/50
(a)
.............. 1,484 1,332,056
Series 2024-CES8, Class A1A,
5.49%, 11/25/44
(g)
......... 2,594 2,598,408
Reperforming Loan REMIC Trust
(a)(c)
Series 2005-R1, Class 1AF2, (1-mo.
CME Term SOFR at 0.36%
Floor/8.00% Cap + 0.47%),
4.12%, 03/25/35 .......... 228 221,452
Series 2005-R2, Class 1AF1, (1-mo.
CME Term SOFR at 0.34%
Floor/9.50% Cap + 0.45%),
4.10%, 06/25/35 .......... 429 422,217
Series 2005-R3, Class AF, (1-mo.
CME Term SOFR at 0.40%
Floor/9.50% Cap + 0.51%),
4.16%, 09/25/35 .......... 820 692,838
Residential Mortgage Loan Trust
(a)(c)
Series 2019-2, Class B2, 6.04%,
05/25/59 ............... 4,847 4,762,167
Series 2019-3, Class B2, 5.66%,
09/25/59 ............... 5,659 5,600,381
Series 2020-1, Class B2, 4.66%,
01/26/60 ............... 2,129 1,976,942
RFMSI Trust
(a)
Series 2006-SA2, Class 2A1, 5.44%,
08/25/36 ............... 6,501 4,253,276
Series 2006-SA4, Class 2A1, 5.41%,
11/25/36 ............... 361 306,996
RMF Buyout Issuance Trust, Series
2021-HB1, Class M6, 6.00%,
11/25/31
(a) (c)
............... 4,922 4,343,348
Saluda Grade Alternative Mortgage
Trust, Series 2024-RTL5, Class A1,
7.76%, 04/25/30
(c) (g)
.......... 7,655 7,636,270
Santander Mortgage Asset Receivable
Trust
(c)
Series 2025-NQM3, Class A1,
5.60%, 05/25/65
(g)
......... 11,277 11,291,192

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Series 2025-NQM5, Class B1,
6.89%, 08/25/65
(a)
......... USD 3,165 $ 3,134,006
Series 2025-NQM6, Class A1,
5.14%, 11/25/65
(a)
......... 8,457 8,396,749
Series 2026-NQM1, Class A1,
4.95%, 11/25/65
(a)
......... 5,967 5,903,813
Seasoned Loans Structured
Transaction Trust
(a)(c)
Series 2020-2, Class M1, 4.75%,
09/25/60 ............... 5,438 5,411,785
Series 2020-3, Class M1, 4.75%,
04/26/60 ............... 228 225,578
Sequoia Mortgage Trust
(a)
Series 2007-3, Class 2AA1, 4.02%,
07/20/37 ............... 1,174 890,868
Series 2026-HYB2, Class A1A,
4.63%, 07/25/56
(c)
......... 5,635 5,505,966
SG Residential Mortgage Trust
(c)
Series 2019-3, Class B1, 4.08%,
09/25/59
(a)
.............. 1,593 1,504,122
Series 2025-1, Class A1, 5.10%,
12/25/65
(a)
.............. 11,680 11,585,127
Series 2025-1, Class ALCF, 5.23%,
12/25/65 ............... 1,911 1,895,656
Series 2026-1, Class A1, 4.78%,
01/25/66
(a)
.............. 17,175 16,956,864
Spruce Hill Mortgage Loan Trust,
Series 2022-SH1, Class A3, 4.10%,
07/25/57
(c) (g)
............... 1,497 1,460,633
STARM Mortgage Loan Trust, Series
2007-2, Class 3A3, 5.35%,
04/25/37
(a)
................ 221 88,346
Starwood Mortgage Residential Trust
(c)
Series 2020-3, Class B1, 4.75%,
04/25/65
(a)
.............. 4,942 4,524,155
Series 2020-INV1, Class M1, 2.50%,
11/25/55 ............... 1,545 1,468,980
Series 2021-2, Class M1, 2.18%,
05/25/65
(a)
.............. 4,564 4,236,140
Structured Adjustable Rate Mortgage
Loan Trust
(a)
Series 2005-11, Class 1A1, 4.31%,
05/25/35 ............... 470 387,306
Series 2006-3, Class 4A, 3.91%,
04/25/36 ............... 1,256 683,251
Structured Asset Mortgage Investments
II Trust
(a)
Series 2006-AR2, Class A1, (1-mo.
CME Term SOFR at 0.46%
Floor/10.50% Cap + 0.57%),
4.22%, 02/25/36 .......... 604 557,934
Series 2006-AR4, Class 3A1, (1-mo.
CME Term SOFR at 0.38%
Floor/10.50% Cap + 0.49%),
4.14%, 06/25/36 .......... 3,475 3,152,365
Series 2006-AR5, Class 2A1, (1-mo.
CME Term SOFR at 0.42%
Floor/10.50% Cap + 0.53%),
4.18%, 05/25/46 .......... 801 570,476
Structured Asset Securities Corp.
Mortgage Loan Trust
(c)
Series 2006-RF3, Class 1A2, 6.00%,
10/25/36 ............... 1,884 1,004,268
Series 2006-RF4, Class 2A1, 6.00%,
10/25/36 ............... 2,203 1,074,919
Security
Par (000)
Par (000) Value
United States (continued)
Thornburg Mortgage Securities Trust,
Series 2006-3, Class A1, (1-mo.
SOFR FWD at 0.09% Floor +
0.20%), 3.74%, 06/25/46
(a)
..... USD 2,603 $ 1,023,374
Toorak Mortgage Trust, Series 2024-2,
Class A1, 6.33%, 10/25/31
(c) (g)
... 1,634 1,638,381
TRK Trust
(a)(c)
Series 2021-INV1, Class B1, 3.29%,
07/25/56 ............... 1,876 1,564,323
Series 2021-INV2, Class B1, 4.10%,
11/25/56 ............... 6,120 5,341,447
TVC DSCR, Series 2021-1, Class A,
2.38%, 02/01/51
(c) (f)
.......... 17,742 16,746,545
TVC DSCR Trust, Series 2021-1,
2.38%, 03/25/28
(f)
........... 12,832 10,691,292
Verus Securitization Trust
(c)
Series 2021-3, Class B1, 3.20%,
06/25/66
(a)
.............. 3,316 2,568,428
Series 2021-6, Class B1, 4.05%,
10/25/66
(a)
.............. 540 437,424
Series 2021-6, Class M1, 2.94%,
10/25/66
(a)
.............. 1,567 1,192,621
Series 2021-8, Class A1, 2.82%,
11/25/66
(a)
.............. 4,055 3,695,406
Series 2022-1, Class B1, 4.01%,
01/25/67
(a)
.............. 2,802 2,234,728
Series 2022-3, Class B1, 4.04%,
02/25/67
(a)
.............. 2,034 1,658,282
Series 2024-7, Class B1, 6.50%,
09/25/69
(a)
.............. 1,643 1,643,763
Series 2025-5, Class A1, 5.43%,
06/25/70
(g)
.............. 7,863 7,884,431
Series 2025-6, Class A1, 5.42%,
07/25/70
(g)
.............. 18,626 18,656,022
Series 2025-7, Class B1, 6.62%,
08/25/70
(a)
.............. 1,850 1,847,470
Series 2025-7, Class B2, 7.49%,
08/25/70
(a)
.............. 1,414 1,420,658
Series 2025-8, Class B1, 6.48%,
09/25/70 ............... 1,338 1,333,023
Series 2025-8, Class B2, 7.49%,
09/25/70
(a)
.............. 656 658,819
Series 2025-9, Class B1, 6.54%,
10/27/70
(a)
.............. 1,250 1,246,400
Series 2025-9, Class B2, 7.37%,
10/27/70
(a)
.............. 700 702,069
Series 2025-12, Class A1LC, 5.11%,
12/25/70
(g)
.............. 7,398 7,303,660
Series 2025-12, Class B1, 6.56%,
12/25/70
(a)
.............. 735 732,171
Series 2025-R1, Class B1, 6.40%,
05/25/65
(a)
.............. 389 385,906
Series 2026-1, Class A1LC, 5.02%,
01/25/71
(g)
.............. 4,069 4,004,540
Series 2026-R1, Class A1, 4.83%,
10/25/67
(a)
.............. 6,712 6,625,560
Series 2026-R1, Class A1LC, 4.94%,
10/25/67
(g)
.............. 10,412 10,312,039
Visio Trust
(a)(c)
Series 2019-2, Class B1, 3.91%,
11/25/54 ............... 1,825 1,752,069
Series 2020-1, Class M1, 4.45%,
08/25/55 ............... 1,900 1,840,160
Series 2022-1, Class B1, 5.62%,
08/25/57 ............... 4,722 4,706,061

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Vista Point Securitization Trust
(a)(c)
Series 2020-2, Class B1, 4.90%,
04/25/65 ............... USD 1,160 $ 1,143,933
Series 2020-2, Class B2, 5.16%,
04/25/65 ............... 1,100 1,065,552
Washington Mutual Mortgage Pass-
Through Certificates Trust
(a)
Series 2006-AR5, Class A1A,
(Federal Reserve US 12 Month
Cumulative Average 1 Year CMT
at 0.99% Floor + 0.99%), 4.73%,
06/25/46 ............... 230 204,090
Series 2007-HY3, Class 4A1, 4.70%,
03/25/37 ............... 43 39,922
Series 2007-OA5, Class 1A,
(Federal Reserve US 12 Month
Cumulative Average 1 Year CMT
at 0.75% Floor + 0.75%), 4.49%,
06/25/47 ............... 5,672 4,905,662
Series 2007-OA5, Class 2A,
(Federal Reserve US 12 Month
Cumulative Average 1 Year CMT
at 1.25% Floor + 0.80%), 4.54%,
06/25/47 ............... 1,642 1,401,785
Washington Mutual Mortgage Pass-
Through Certificates WMALT
(a)
Series 2006-AR10, Class A2A, (1-
mo. CME Term SOFR at 0.34%
Floor + 0.45%), 4.10%, 12/25/36 1,000 844,419
Series 2007-OA3, Class 5A,
(Federal Reserve US 12 Month
Cumulative Average 1 Year CMT
at 1.25% Floor + 1.25%), 4.99%,
04/25/47 ............... 1,576 1,417,114
Series 2007-OC2, Class A3, (1-mo.
CME Term SOFR at 0.62% Floor
+ 0.73%), 4.38%, 06/25/37 ... 1,475 1,434,706
Washington Mutual Mortgage Pass-
Through Certificates WMALT Trust
Series 2005-9, Class 5A6, (1-mo.
CME Term SOFR at 0.55%
Floor/5.50% Cap + 0.66%),
4.31%, 11/25/35
(a)
......... 530 405,579
Series 2005-9, Class 5A9, 5.50%,
11/25/35 ............... 215 176,935
Series 2006-1, Class 4CB, 6.50%,
02/25/36 ............... 1,571 1,277,117
Series 2006-4, Class 1A1, 6.00%,
04/25/36 ............... 2,019 1,928,178
Series 2006-4, Class 3A1, 7.00%,
05/25/36
(g)
.............. 2,435 2,163,669
Series 2006-4, Class 3A5, 6.85%,
05/25/36
(g)
.............. 647 575,199
Series 2007-OA1, Class 2A,
(Federal Reserve US 12 Month
Cumulative Average 1 Year CMT
at 0.72% Floor + 0.72%), 4.46%,
12/25/46
(a)
.............. 4,612 3,883,388
Western Alliance Bank
(a)(c)
Series 2021-CL2, Class M1, (30-day
Average SOFR at 0.00% Floor +
3.15%), 6.78%, 07/25/59 .... 10,212 10,730,717
Series 2021-CL2, Class M2, (30-day
Average SOFR at 0.00% Floor +
3.70%), 7.33%, 07/25/59 .... 13,948 14,871,084
Security
Par (000)
Par (000) Value
United States (continued)
WinWater Mortgage Loan Trust,
Series 2014-3, Class B5, 4.00%,
11/20/44
(a) (c)
............... USD 1,651 $ 1,264,230
2,746,331,399
Commercial Mortgage-Backed Securities — 6 .4%
Ireland — 0.4%
(a)
Aesir European Loan Conduit No. 41
DAC
Series 41X, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 1.23%), 4.99%,
01/23/36
(b)
.............. GBP 7,430 9,836,243
Series 41X, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.40%), 5.16%,
01/23/36
(b)
.............. 1,786 2,360,462
DBMS DAC
Series 2025-1X, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 1.28%), 5.03%,
02/18/36
(b)
.............. 9,248 12,264,084
Series 2025-1X, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.50%), 5.25%,
02/18/36
(b)
.............. 1,647 2,181,131
Series 2025-1X, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.80%), 5.55%,
02/18/36
(b)
.............. 1,708 2,263,806
Lagarino European Loan Conduit No.
40 DAC
Series 40X, Class A, (3-mo.
EURIBOR at 0.00% Floor/5.50%
Cap + 1.50%), 3.89%, 06/22/37
(b)
EUR 11,636 13,296,525
Series 40X, Class B, (3-mo.
EURIBOR at 0.00% Floor +
2.15%), 4.54%, 06/22/37
(b)
... 11,160 12,707,684
Series 40X, Class C, (3-mo.
EURIBOR at 0.00% Floor +
2.65%), 5.04%, 06/22/37
(b)
... 7,091 8,071,415
Series 40X, Class D, (3-mo.
EURIBOR at 0.00% Floor +
3.55%), 5.94%, 06/22/37
(b)
... 20,159 22,960,809
Taurus UK DAC
Series 2025-UK2X, Class A,
(Sterling Overnight Index Average
at 0.00% Floor + 1.50%), 5.25%,
02/18/35
(b)
.............. GBP 6,223 8,263,450
Series 2025-UK2X, Class B,
(Sterling Overnight Index Average
at 0.00% Floor + 2.00%), 5.75%,
02/18/35
(b)
.............. 5,048 6,702,577
Series 2025-UK2X, Class C,
(Sterling Overnight Index Average
at 0.00% Floor + 2.50%), 6.25%,
02/18/35
(b)
.............. 6,243 8,293,971
Series 2025-UK2X, Class D,
(Sterling Overnight Index Average
at 0.00% Floor + 3.20%), 6.95%,
02/18/35
(b)
.............. 13,822 18,361,866
Series 2025-UK4, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 1.25%), 4.99%,
08/18/35
(b)
.............. 4,608 6,099,690

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Ireland (continued)
Series 2025-UK4, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.60%), 5.34%,
08/18/35
(b)
.............. GBP 1,610 $ 2,137,778
Series 2025-UK4, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.95%), 5.69%,
08/18/35
(b)
.............. 2,693 3,579,285
Thunder Logistics DAC
Series 2024-1X, Class A, (3-mo.
EURIBOR at 0.00% Floor +
1.50%), 3.75%, 11/17/36
(b)
... EUR 2,761 3,152,862
Series 2024-1X, Class B, (3-mo.
EURIBOR at 0.00% Floor +
2.05%), 4.30%, 11/17/36
(b)
... 955 1,092,105
UK Logistics DAC
Series 2024-1X, Class A, (Sterling
Overnight Index Average at
1.65% Floor + 1.65%), 5.39%,
05/17/34
(b)
.............. GBP 320 425,247
Series 2025-1X, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 4.00%), 7.74%,
05/17/35
(b)
.............. 13,430 17,840,197
Series 2025-2X, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 1.33%), 5.08%,
08/17/35
(b)
.............. 10,349 13,729,772
Series 2025-2X, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.65%), 5.40%,
08/17/35
(b)
.............. 6,107 8,104,671
Series 2025-2X, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.95%), 5.70%,
08/17/35
(b)
.............. 2,543 3,376,003
Vita Scientia DAC, Series 2022-1X,
Class B, (3-mo. EURIBOR at 1.80%
Floor + 1.80%), 4.00%, 02/27/33
(b)
EUR 2,700 3,083,721
190,185,354
Luxembourg — 0.0%
(a)(b)
Idun European Loan Conduit No. 42
SARL
Series 42X, Class A, (3-mo.
EURIBOR at 0.00% Floor +
1.35%), 0.00%, 07/28/38
(b)
... 3,341 3,817,427
Series 42X, Class B, (3-mo.
EURIBOR at 0.00% Floor +
1.60%), 0.00%, 07/28/38
(b)
... 3,517 4,018,524
Series 42X, Class D, (3-mo.
EURIBOR at 0.00% Floor +
2.90%), 0.00%, 07/28/38
(b)
... 1,778 2,031,543
Series 42X, Class E, (3-mo.
EURIBOR at 0.00% Floor +
3.90%), 0.00%, 07/28/38
(b)
... 735 839,811
Vanir Logistics Finance SARL
Series 1X, Class A, (3-mo.
EURIBOR at 0.00% Floor +
1.30%), 3.47%, 07/23/37
(b)
... 3,409 3,887,857
Series 1X, Class B, (3-mo.
EURIBOR at 0.00% Floor +
1.60%), 3.77%, 07/23/37
(b)
... 1,485 1,693,579
Security
Par (000)
Par (000) Value
Luxembourg (continued)
Series 1X, Class C, (3-mo.
EURIBOR at 0.00% Floor +
1.90%), 4.07%, 07/23/37
(b)
... EUR 2,170 $ 2,484,180
18,772,921
United Kingdom — 0.2%
(a)
Canary Wharf Finance II plc, Series II,
Class C2, (Sterling Overnight Index
Average at 0.00% Floor + 1.49%),
5.25%, 10/22/37
(b)
........... GBP 2,100 2,524,150
Sage AR Funding
Series 2025-1X, Class A2, (Sterling
Overnight Index Average at
0.00% Floor + 1.30%), 5.05%,
05/17/37
(b)
.............. 10,774 14,318,951
Series 2025-1X, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 2.00%), 5.75%,
05/17/37
(b)
.............. 6,388 8,447,009
Series 2025-1X, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 2.40%), 6.15%,
05/17/37
(b)
.............. 5,187 6,858,896
Series 2025-1X, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 3.90%), 7.65%,
05/17/37
(b)
.............. 4,469 5,906,862
Series 2026-1X, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 1.25%), 5.03%,
05/18/38
(b)
.............. 11,126 14,710,606
Series 2026-1X, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.50%), 5.28%,
05/18/38
(b)
.............. 5,790 7,637,974
Series 2026-1X, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.75%), 5.53%,
05/18/38
(b)
.............. 4,067 5,362,175
Series 2026-1X, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 2.50%), 6.28%,
05/18/38
(b)
.............. 1,072 1,412,696
Together Asset-Backed Securitisation
Series 2026-CRE1, Class A,
(Sterling Overnight Index Average
at 0.00% Floor + 1.00%), 4.73%,
02/20/58
(b)
.............. 3,719 4,939,667
Series 2026-CRE1, Class B,
(Sterling Overnight Index Average
at 0.00% Floor + 1.20%), 4.93%,
02/20/58
(b)
.............. 1,399 1,855,998
Series 2026-CRE1, Class C,
(Sterling Overnight Index Average
at 0.00% Floor + 1.50%), 5.23%,
02/20/58
(b)
.............. 684 907,909
UK Logistics DAC
Series 2024-2X, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 1.35%), 5.09%,
02/17/35
(b)
.............. 5,196 6,894,432
Series 2024-2X, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.70%), 5.44%,
02/17/35
(b)
.............. 3,007 3,993,454

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Series 2024-2X, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 2.10%), 5.84%,
02/17/35
(b)
.............. GBP 1,440 $ 1,910,907
Series 2024-2X, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 3.10%), 6.84%,
02/17/35
(b)
.............. 3,323 4,408,758
92,090,444
United States — 5.8%
1211 Avenue of the Americas Trust
(a)(c)
Series 2015-1211, Class C, 4.28%,
08/10/35 ............... USD 1,100 1,051,875
Series 2015-1211, Class D, 4.28%,
08/10/35 ............... 1,235 1,174,794
Series 2015-1211, Class E, 4.28%,
08/10/35 ............... 2,360 2,230,790
1301 Trust
(a)(c)
Series 2025-1301, Class A, 5.23%,
08/11/42 ............... 4,580 4,574,478
Series 2025-1301, Class E, 7.48%,
08/11/42 ............... 3,150 3,202,267
Series 2025-1301, Class F, 8.37%,
08/11/42 ............... 20,943 21,721,088
1345T
(a)(c)
Series 2025-AOA, Class A, (1-mo.
CME Term SOFR at 1.60% Floor
+ 1.60%), 5.23%, 06/15/42 ... 8,452 8,457,266
Series 2025-AOA, Class E, (1-mo.
CME Term SOFR at 4.50% Floor
+ 4.50%), 8.13%, 06/15/42 ... 11,864 11,946,870
245 Park Avenue Trust
(a)(c)
Series 2017-245P, Class D, 3.78%,
06/05/37 ............... 1,100 1,078,772
Series 2017-245P, Class E, 3.78%,
06/05/37 ............... 3,871 3,772,757
280 Park Avenue Mortgage Trust
(a)(c)
Series 2017-280P, Class A, (1-mo.
CME Term SOFR at 1.13% Floor
+ 1.18%), 4.81%, 09/15/34 ... 2,069 2,066,414
Series 2017-280P, Class B, (1-mo.
CME Term SOFR at 1.33% Floor
+ 1.38%), 5.01%, 09/15/34 ... 1,978 1,973,055
Series 2017-280P, Class D, (1-mo.
CME Term SOFR at 1.79% Floor
+ 1.84%), 5.45%, 09/15/34 ... 3,660 3,641,700
Series 2017-280P, Class E, (1-mo.
CME Term SOFR at 2.37% Floor
+ 2.42%), 6.03%, 09/15/34 ... 17,397 17,299,044
3650R Commercial Mortgage Trust,
Series 2022-PF2, Class A5, 5.47%,
11/15/55
(a)
................ 2,100 2,112,506
425 Trust
(a)(c)
Series 2026-LEX, Class A, (1-mo.
CME Term SOFR at 1.67% Floor
+ 1.67%), 1.00%, 07/15/43 ... 15,906 15,906,000
Series 2026-LEX, Class B, (1-mo.
CME Term SOFR at 2.10% Floor
+ 2.10%), 1.00%, 07/15/43 ... 3,800 3,800,000
Series 2026-LEX, Class C, (1-mo.
CME Term SOFR at 2.70% Floor
+ 2.70%), 1.00%, 07/15/43 ... 1,255 1,255,000
Series 2026-LEX, Class D, (1-mo.
CME Term SOFR at 3.50% Floor
+ 3.50%), 1.00%, 07/15/43 ... 3,450 3,450,000
Security
Par (000)
Par (000) Value
United States (continued)
Series 2026-LEX, Class E, (1-mo.
CME Term SOFR at 4.60% Floor
+ 4.60%), 1.00%, 07/15/43 ... USD 13,100 $ 13,100,000
Series 2026-LEX, Class F, (1-mo.
CME Term SOFR at 5.85% Floor
+ 5.85%), 1.00%, 07/15/43 ... 5,100 5,100,000
Series 2026-LEX, Class HRR, (1-
mo. CME Term SOFR at 7.55%
Floor + 7.55%), 1.00%, 07/15/43 12,800 12,800,000
ALA Trust, Series 2025-OANA, Class A,
(1-mo. CME Term SOFR at 1.74%
Floor + 1.74%), 5.37%, 06/15/40
(a) (c)
7,291 7,322,898
Alen Mortgage Trust, Series 2021-
ACEN, Class A, (1-mo. CME Term
SOFR at 1.15% Floor + 1.26%),
4.89%, 04/15/34
(a) (c)
.......... 2,178 2,069,100
Arbor Multifamily Mortgage Securities
Trust
(c)
Series 2020-MF1, Class E, 1.75%,
05/15/53 ............... 1,165 958,042
Series 2021-MF3, Class A5, 2.57%,
10/15/54 ............... 1,605 1,437,660
AREIT LLC, Series 2022-CRE7, Class
A, (1-mo. CME Term SOFR at 2.24%
Floor + 2.24%), 5.88%, 06/17/39
(a) (c)
2,976 2,974,799
Ares Commercial Mortgage Trust,
Series 2026-AZURE, Class E,
(1-mo. CME Term SOFR at 3.25%
Floor + 3.25%), 6.88%, 03/15/38
(a) (c)
5,000 5,006,227
ARES Commercial Mortgage Trust
(a)(c)
Series 2024-IND, Class A, (1-mo.
CME Term SOFR at 1.69% Floor
+ 1.69%), 5.32%, 07/15/41 ... 17,640 17,673,075
Series 2026-GCP, Class A, (1-mo.
CME Term SOFR at 1.25% Floor
+ 1.25%), 4.88%, 02/15/43 ... 1,133 1,133,000
ARES1, Series 2024-IND2, Class A,
(1-mo. CME Term SOFR at 1.44%
Floor + 1.44%), 5.07%, 10/15/34
(a) (c)
25,460 25,539,562
Ashford Hospitality Trust
(a)(c)
Series 2018-ASHF, Class D, (1-mo.
CME Term SOFR at 2.23% Floor
+ 2.27%), 5.90%, 04/15/35 ... 3,816 3,782,610
Series 2018-ASHF, Class E, (1-mo.
CME Term SOFR at 3.23% Floor
+ 3.27%), 6.90%, 04/15/35 ... 61 59,932
Atrium Hotel Portfolio Trust
(a)(c)
Series 2017-ATRM, Class D, (1-mo.
CME Term SOFR at 1.95% Floor
+ 2.25%), 5.87%, 12/15/36 ... 8,386 8,176,350
Series 2024-ATRM, Class A, 5.59%,
11/10/29 ............... 28,130 28,253,153
Series 2024-ATRM, Class E, 9.52%,
11/10/29 ............... 7,793 8,022,375
Series 2025-ATRM, Class A, (1-mo.
CME Term SOFR at 1.65% Floor
+ 1.65%), 5.28%, 08/15/42 ... 14,679 14,761,360
Series 2025-ATRM, Class F, (1-mo.
CME Term SOFR at 5.50% Floor
+ 5.50%), 9.13%, 08/15/42 ... 25,949 26,065,431
Series 2025-ATRM, Class G, (1-mo.
CME Term SOFR at 6.75% Floor
+ 6.75%), 10.38%, 08/15/42 .. 4,871 4,884,060
BAHA Trust
(a)(c)
Series 2024-MAR, Class A, 6.17%,
12/10/41 ............... 54,860 55,992,069

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Series 2024-MAR, Class B, 7.07%,
12/10/41 ............... USD 3,680 $ 3,788,297
Series 2024-MAR, Class C, 7.77%,
12/10/41 ............... 6,861 7,059,897
Series 2024-MAR, Class D, 9.20%,
12/10/41 ............... 3,500 3,655,764
BAMLL Commercial Mortgage
Securities Trust
(a)(c)
Series 2025-NASH, Class A, (1-mo.
CME Term SOFR at 1.80% Floor
+ 1.80%), 5.43%, 09/15/40 ... 10,618 10,631,273
Series 2026-HRHB, Class A, 5.36%,
05/05/40 ............... 4,914 4,895,073
BAMLL Trust
(a)(c)
Series 2024-BHP, Class A, (1-mo.
CME Term SOFR at 2.35% Floor
+ 2.35%), 5.98%, 08/15/39 ... 11,500 11,542,956
Series 2025-ASHF, Class A, (1-mo.
CME Term SOFR at 1.85% Floor
+ 1.85%), 5.48%, 02/15/42 ... 19,573 19,608,385
Series 2025-ASHF, Class E, (1-mo.
CME Term SOFR at 5.25% Floor
+ 5.25%), 8.88%, 02/15/42 ... 7,981 8,020,503
BAY Mortgage Trust, Series 2025-LIVN,
Class A, (1-mo. CME Term SOFR
at 1.80% Floor + 1.80%), 5.42%,
05/15/35
(a) (c)
............... 2,000 2,000,623
Bayview Commercial Asset Trust
(a)(c)
Series 2005-3A, Class A1, (1-mo.
CME Term SOFR at 0.00%
Floor/10.80% Cap + 0.59%),
4.24%, 11/25/35 .......... 1,950 1,913,527
Series 2005-4A, Class A1, (1-mo.
CME Term SOFR at 0.00% Floor
+ 0.56%), 4.15%, 01/25/36 ... 3,429 3,286,568
Series 2005-4A, Class A2, (1-mo.
CME Term SOFR at 0.00% Floor
+ 0.70%), 4.28%, 01/25/36 ... 80 77,096
Series 2005-4A, Class M1, (1-mo.
CME Term SOFR at 0.00% Floor
+ 0.79%), 4.37%, 01/25/36 ... 215 206,658
Series 2006-1A, Class A2, (1-mo.
CME Term SOFR at 0.00% Floor
+ 0.65%), 4.30%, 04/25/36 ... 304 289,080
Series 2006-2A, Class A2, (1-mo.
CME Term SOFR at 0.00% Floor
+ 0.53%), 4.18%, 07/25/36 ... 540 526,382
Series 2006-3A, Class A1, (1-mo.
CME Term SOFR at 0.00% Floor
+ 0.49%), 4.14%, 10/25/36 ... 273 267,763
Series 2006-3A, Class A2, (1-mo.
CME Term SOFR at 0.00% Floor
+ 0.56%), 4.21%, 10/25/36 ... 296 287,635
Series 2006-4A, Class A1, (1-mo.
CME Term SOFR at 0.00% Floor
+ 0.46%), 4.11%, 12/25/36 ... 1,221 1,186,873
Series 2007-1, Class A2, (1-mo.
CME Term SOFR at 0.00% Floor
+ 0.52%), 4.17%, 03/25/37 ... 792 759,818
Series 2007-2A, Class A1, (1-mo.
CME Term SOFR at 0.00% Floor
+ 0.52%), 4.17%, 07/25/37 ... 1,252 1,176,941
Series 2007-4A, Class A1, (1-mo.
CME Term SOFR at 0.68% Floor
+ 0.79%), 4.44%, 09/25/37 ... 3,722 3,547,349
Security
Par (000)
Par (000) Value
United States (continued)
Series 2007-5A, Class A4, (1-mo.
CME Term SOFR at 0.00% Floor
+ 2.36%), 6.01%, 10/25/37 ... USD 5,279 $ 3,012,309
Series 2007-6A, Class A4A, (1-mo.
CME Term SOFR at 0.00% Floor
+ 2.36%), 6.01%, 12/25/37 ... 5,272 4,752,095
Series 2008-2, Class A4A, (1-mo.
CME Term SOFR at 0.00%
Floor/3.75% Cap + 3.86%),
7.51%, 04/25/38 .......... 1,259 1,253,199
BBCMS Mortgage Trust
Series 2018-CHRS, Class E, 4.41%,
08/05/38
(a) (c)
............. 1,720 1,565,370
Series 2018-TALL, Class A, (1-mo.
CME Term SOFR at 0.87% Floor
+ 0.92%), 4.55%, 03/15/37
(a) (c)
. 7,234 6,836,130
Series 2018-TALL, Class B, (1-mo.
CME Term SOFR at 1.12% Floor
+ 1.17%), 4.79%, 03/15/37
(a) (c)
. 2,134 1,973,950
Series 2022-C17, Class A5, 4.44%,
09/15/55 ............... 539 521,947
Series 2023-5C23, Class D, 7.70%,
12/15/56
(a) (c)
............. 1,148 994,825
Series 2025-C35, Class D, 4.50%,
07/15/58
(c)
.............. 6,500 5,043,560
Series 2025-C39, Class A5, 5.30%,
12/15/58 ............... 345 350,118
Benchmark Mortgage Trust
Series 2020-B21, Class A5, 1.98%,
12/17/53 ............... 4,051 3,573,235
Series 2024-V11, Class D, 4.50%,
11/15/57
(c)
.............. 3,928 3,490,170
BFLD Commercial Mortgage Trust
(a)(c)
Series 2024-UNIV, Class A, (1-mo.
CME Term SOFR at 1.49% Floor
+ 1.49%), 5.12%, 11/15/41 ... 7,260 7,266,806
Series 2024-UNIV, Class E, (1-mo.
CME Term SOFR at 3.64% Floor
+ 3.64%), 7.26%, 11/15/41 ... 4,509 4,514,636
Series 2025-5MW, Class A, 4.83%,
10/10/42 ............... 8,569 8,473,084
Series 2025-5MW, Class E, 8.18%,
10/10/42 ............... 2,565 2,635,554
Series 2025-5MW, Class F, 10.15%,
10/10/42 ............... 29,630 31,282,376
Series 2025-660F, Class A, (1-mo.
CME Term SOFR at 1.50% Floor
+ 1.50%), 5.13%, 11/15/42 ... 11,472 11,497,095
Series 2025-660F, Class D, (1-mo.
CME Term SOFR at 2.75% Floor
+ 2.75%), 6.38%, 11/15/42 ... 1,046 1,050,563
BFLD Trust
(a)(c)
Series 2020-EYP, Class E, (1-mo.
CME Term SOFR at 3.70% Floor
+ 3.81%), 7.44%, 10/15/35 ... 6,517 48,617
Series 2025-EWEST, Class A, (1-
mo. CME Term SOFR at 1.55%
Floor + 1.55%), 5.18%, 06/15/42 22,580 22,580,000
Series 2025-FPM, Class C, 6.88%,
10/10/40 ............... 2,370 2,343,676
BHMS Commercial Mortgage Trust,
Series 2025-ATLS, Class A, (1-mo.
CME Term SOFR at 1.85% Floor +
1.85%), 5.48%, 08/15/42
(a) (c)
.... 20,252 20,330,416

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
BLP Commercial Mortgage Trust,
Series 2024-IND2, Class A, (1-mo.
CME Term SOFR at 1.34% Floor +
1.34%), 4.97%, 03/15/41
(a) (c)
.... USD 2,052 $ 2,054,387
BMP Commercial Mortgage Trust,
Series 2024-MF23, Class E, (1-mo.
CME Term SOFR at 3.39% Floor +
3.39%), 7.01%, 06/15/41
(a) (c)
.... 5,092 5,092,473
BOCA Commercial Mortgage Trust,
Series 2025-BOCA, Class A, (1-mo.
CME Term SOFR at 1.60% Floor +
1.60%), 5.23%, 12/15/42
(a) (c)
.... 12,490 12,513,419
BOS Trust
(a)(c)
Series 2026-LYRK, Class A, 5.22%,
05/11/41 ............... 6,751 6,727,336
Series 2026-LYRK, Class E, 8.04%,
05/11/41 ............... 2,500 2,482,084
BPR Commercial Mortgage Trust
(a)(c)
Series 2024-PARK, Class A, 5.39%,
11/05/39 ............... 3,700 3,719,291
Series 2024-PARK, Class D, 7.23%,
11/05/39 ............... 620 633,135
Series 2025-STAR, Class A, 5.11%,
11/05/42 ............... 11,730 11,628,608
Series 2025-STAR, Class HRR,
11.48%, 11/05/42 ......... 15,000 14,695,025
BPR Mortgage Trust, Series 2023-
STON, Class A, 7.50%, 12/05/39
(c)
2,082 2,127,652
BPR Trust, Series 2024-PMDW, Class
A, 5.36%, 11/05/41
(a) (c)
........ 1,220 1,228,505
BRCK Trust
(a)(c)
Series 2025-830B, Class A, 4.96%,
12/10/42 ............... 5,360 5,304,889
Series 2025-830B, Class E, 7.51%,
12/10/42 ............... 6,797 6,754,074
Series 2025-830B, Class F, 8.40%,
12/10/42 ............... 3,500 3,475,925
BRES Commercial Mortgage Trust,
Series 2025-ATCAP, Class A, (1-mo.
CME Term SOFR at 1.49% Floor +
1.49%), 5.12%, 11/15/42
(a) (c)
.... 5,800 5,792,833
Bridge Commercial Mortgage Trust,
Series 2026-MF, Class A, (1-mo.
CME Term SOFR at 1.25% Floor +
1.25%), 4.85%, 06/15/39
(a) (c)
.... 20,000 20,031,250
BWAY Mortgage Trust
(c)
Series 2013-1515, Class A2, 3.45%,
03/10/33 ............... 4,078 3,933,972
Series 2013-1515, Class C, 3.45%,
03/10/33 ............... 2,325 2,126,671
Series 2013-1515, Class D, 3.63%,
03/10/33 ............... 9,570 8,699,610
Series 2013-1515, Class E, 3.72%,
03/10/33 ............... 650 583,184
Series 2013-1515, Class F, 4.06%,
03/10/33
(a)
.............. 1,603 1,406,177
BWAY Trust, Series 2025-1535, Class
A, 6.52%, 05/05/42
(a) (c)
........ 1,875 1,892,392
BX Commercial Mortgage Trust
(c)
Series 2020-VIV3, Class B, 3.66%,
03/09/44
(a)
.............. 8,380 7,865,119
Series 2020-VIV4, Class A, 2.84%,
03/09/44 ............... 2,733 2,528,051
Series 2021-VIV5, Class A, 2.84%,
03/09/44
(a)
.............. 2,328 2,151,972
Security
Par (000)
Par (000) Value
United States (continued)
Series 2024-AIR2, Class A, (1-mo.
CME Term SOFR at 1.49% Floor
+ 1.49%), 5.12%, 10/15/41
(a)
.. USD 9,290 $ 9,318,690
Series 2024-AIR2, Class B, (1-mo.
CME Term SOFR at 1.79% Floor
+ 1.79%), 5.42%, 10/15/41
(a)
.. 3,741 3,751,324
Series 2024-AIRC, Class A, (1-mo.
CME Term SOFR at 1.69% Floor
+ 1.69%), 5.32%, 08/15/41
(a)
.. 14,670 14,725,435
Series 2024-BRBK, Class A, (1-mo.
CME Term SOFR at 2.88% Floor
+ 2.88%), 6.51%, 10/15/41
(a)
.. 34,140 34,225,350
Series 2024-BRBK, Class B, (1-mo.
CME Term SOFR at 3.93% Floor
+ 3.93%), 7.56%, 10/15/41
(a)
.. 3,876 3,876,000
Series 2024-GPA3, Class B, (1-mo.
CME Term SOFR at 1.64% Floor
+ 1.64%), 5.27%, 12/15/39
(a)
.. 2,676 2,682,839
Series 2024-MDHS, Class A, (1-mo.
CME Term SOFR at 1.64% Floor
+ 1.64%), 5.27%, 05/15/41
(a)
.. 14,744 14,762,442
Series 2024-MF, Class A, (1-mo.
CME Term SOFR at 1.44% Floor
+ 1.44%), 5.07%, 02/15/39
(a)
.. 2,056 2,059,403
Series 2024-MF, Class E, (1-mo.
CME Term SOFR at 3.74% Floor
+ 3.74%), 7.36%, 02/15/39
(a)
.. 6,365 6,342,638
Series 2024-PALM, Class A, (1-mo.
CME Term SOFR at 1.54% Floor
+ 1.54%), 5.17%, 06/15/37
(a)
.. 25,854 25,853,946
Series 2024-PURE, Class A,
(CAONREPO at 1.90% Floor +
1.90%), 4.16%, 11/15/41
(a)
... CAD 2,547 1,795,257
Series 2024-XL4, Class A, (1-mo.
CME Term SOFR at 1.44% Floor
+ 1.44%), 5.07%, 02/15/39
(a)
.. USD 6,830 6,842,448
Series 2024-XL4, Class D, (1-mo.
CME Term SOFR at 3.14% Floor
+ 3.14%), 6.77%, 02/15/39
(a)
.. 12,517 12,570,731
Series 2024-XL4, Class E, (1-mo.
CME Term SOFR at 4.19% Floor
+ 4.19%), 7.81%, 02/15/39
(a)
.. 7,440 7,426,756
Series 2024-XL5, Class A, (1-mo.
CME Term SOFR at 1.39% Floor
+ 1.39%), 5.02%, 03/15/41
(a)
.. 215 215,279
Series 2025-BCAT, Class A, (1-mo.
CME Term SOFR at 1.38% Floor
+ 1.38%), 5.01%, 08/15/42
(a)
.. 6,308 6,322,208
Series 2025-BCAT, Class B, (1-mo.
CME Term SOFR at 1.55% Floor
+ 1.55%), 5.18%, 08/15/42
(a)
.. 1,848 1,849,155
Series 2025-BCAT, Class C, (1-mo.
CME Term SOFR at 1.90% Floor
+ 1.90%), 5.53%, 08/15/42
(a)
.. 697 698,677
Series 2025-BCAT, Class E, (1-mo.
CME Term SOFR at 3.50% Floor
+ 3.50%), 7.13%, 08/15/42
(a)
.. 5,583 5,603,434
Series 2025-JDI, Class A, (1-mo.
CME Term SOFR at 1.40% Floor
+ 1.40%), 5.03%, 11/15/42
(a)
.. 10,581 10,607,407
Series 2025-JDI, Class E, (1-mo.
CME Term SOFR at 3.40% Floor
+ 3.40%), 7.03%, 11/15/42
(a)
.. 4,063 4,084,114
Series 2025-SPOT, Class A, (1-mo.
CME Term SOFR at 1.44% Floor
+ 1.44%), 5.07%, 04/15/40
(a)
.. 2,540 2,541,999

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Series 2026-AHP, Class A, (1-mo.
CME Term SOFR at 1.25% Floor
+ 1.25%), 4.85%, 06/15/43
(a)
.. USD 6,057 $ 6,057,000
Series 2026-VLT9, Class A, (1-mo.
CME Term SOFR at 1.70% Floor
+ 1.70%), 5.33%, 03/15/45
(a)
.. 12,412 12,404,243
Series 2026-XL6, Class E, (1-mo.
CME Term SOFR at 3.00% Floor
+ 3.00%), 6.63%, 03/15/43
(a)
.. 6,840 6,896,019
BX Trust
(a)(c)
Series 2021-LBA, Class AV, (1-mo.
CME Term SOFR at 0.80% Floor
+ 1.16%), 4.79%, 02/15/36 ... 1,228 1,228,030
Series 2021-LBA, Class FV, (1-mo.
CME Term SOFR at 2.40% Floor
+ 2.76%), 6.39%, 02/15/36 ... 6,300 6,292,125
Series 2021-LBA, Class GV, (1-mo.
CME Term SOFR at 3.00% Floor
+ 3.36%), 6.99%, 02/15/36 ... 6,535 6,527,031
Series 2022-VAMF, Class B, (1-mo.
CME Term SOFR at 1.28% Floor
+ 1.28%), 4.91%, 01/15/39 ... 793 792,929
Series 2024-CNYN, Class A, (1-mo.
CME Term SOFR at 1.44% Floor
+ 1.44%), 5.07%, 04/15/41 ... 7,452 7,461,265
Series 2024-CNYN, Class D, (1-mo.
CME Term SOFR at 2.69% Floor
+ 2.69%), 6.32%, 04/15/41 ... 2,905 2,908,631
Series 2024-CNYN, Class E, (1-mo.
CME Term SOFR at 3.69% Floor
+ 3.69%), 7.31%, 04/15/41 ... 4,746 4,727,592
Series 2024-VLT4, Class A, (1-mo.
CME Term SOFR at 1.49% Floor
+ 1.49%), 5.12%, 06/15/41 ... 28,937 28,954,686
Series 2024-VLT4, Class E, (1-mo.
CME Term SOFR at 2.89% Floor
+ 2.89%), 6.51%, 06/15/41 ... 5,824 5,743,086
Series 2024-VLT4, Class F, (1-mo.
CME Term SOFR at 3.94% Floor
+ 3.94%), 7.56%, 06/15/41 ... 14,978 14,824,069
Series 2025-ARIA, Class A, 5.20%,
12/13/42 ............... 22,065 22,105,207
Series 2025-LIFE, Class A, 6.08%,
06/13/47 ............... 10,071 10,015,321
Series 2025-LUNR, Class A, (1-mo.
CME Term SOFR at 1.50% Floor
+ 1.50%), 5.13%, 06/15/40 ... 2,871 2,876,384
Series 2025-OMG, Class A, (1-mo.
CME Term SOFR at 1.35% Floor
+ 1.35%), 4.98%, 10/15/42 ... 7,346 7,350,591
Series 2025-ROIC, Class E, (1-mo.
CME Term SOFR at 2.94% Floor
+ 2.94%), 6.57%, 03/15/30 ... 21,440 21,440,279
Series 2025-TAIL, Class E, (1-mo.
CME Term SOFR at 3.30% Floor
+ 3.30%), 6.93%, 06/15/35 ... 5,278 5,252,256
Series 2025-VOLT, Class A, (1-mo.
CME Term SOFR at 1.70% Floor
+ 1.70%), 5.33%, 12/15/44 ... 17,362 17,378,277
Series 2026-CIP, Class E, (1-mo.
CME Term SOFR at 3.10% Floor
+ 3.10%), 6.73%, 05/15/38 ... 1,738 1,750,727
Series 2026-ORBT, Class A, (1-mo.
CME Term SOFR at 1.40% Floor
+ 1.40%), 5.04%, 07/15/43 ... 6,634 6,634,000
Security
Par (000)
Par (000) Value
United States (continued)
Series 2026-ORBT, Class E, (1-mo.
CME Term SOFR at 3.00% Floor
+ 3.00%), 6.63%, 07/15/43 ... USD 2,149 $ 2,149,000
BXP Trust
(a)(c)
Series 2017-CC, Class D, 3.67%,
08/13/37 ............... 1,571 1,266,272
Series 2017-GM, Class D, 3.54%,
06/13/39 ............... 1,520 1,486,085
Series 2017-GM, Class E, 3.54%,
06/13/39 ............... 3,300 3,200,029
Series 2021-601L, Class D, 2.87%,
01/15/44 ............... 3,999 3,223,258
Cali, Series 2024-SUN, Class A, (1-mo.
CME Term SOFR at 1.89% Floor +
1.89%), 5.50%, 07/15/41
(a) (c)
.... 6,660 6,672,488
CD Mortgage Trust, Series 2017-CD6,
Class B, 3.91%, 11/13/50
(a)
..... 1,143 1,087,454
CEDR Commercial Mortgage Trust,
Series 2022-SNAI, Class A, (1-mo.
CME Term SOFR at 0.99% Floor +
0.99%), 4.61%, 02/15/39
(a) (c)
.... 1,100 1,093,377
CENT, Series 2025-CITY, Class A,
5.09%, 07/10/40
(a) (c)
.......... 9,691 9,673,945
CFCRE Commercial Mortgage Trust,
Series 2016-C4, Class C, 4.56%,
05/10/58
(a)
................ 3,412 3,367,542
CFK Trust
(a)(c)
Series 2019-FAX, Class D, 4.79%,
01/15/39 ............... 6,897 6,561,516
Series 2019-FAX, Class E, 4.79%,
01/15/39 ............... 6,152 5,613,563
CFSP Mortgage Trust, Series 2024-
AHP1, Class A, 6.50%, 04/15/37 . 16,707 16,000,915
CHI Commercial Mortgage Trust
(a)(c)
Series 2025-110W, Class A, 5.10%,
12/13/40 ............... 12,355 12,269,448
Series 2025-110W, Class D, 6.63%,
12/13/40 ............... 3,069 3,065,598
CIP Commercial Mortgage Trust
(a)(c)
Series 2025-SBAY, Class A, (1-mo.
CME Term SOFR at 1.40% Floor
+ 1.40%), 5.03%, 10/15/37 ... 13,583 13,616,957
Series 2025-SBAY, Class E, (1-mo.
CME Term SOFR at 3.75% Floor
+ 3.75%), 7.38%, 10/15/37 ... 15,516 15,558,967
Citigroup Commercial Mortgage Trust
(c)
Series 2015-P1, Class D, 3.23%,
09/15/48 ............... 26 25,102
Series 2020-420K, Class E, 3.42%,
11/10/42
(a)
.............. 2,660 2,318,768
COAST Commercial Mortgage Trust,
Series 2023-2HTL, Class D, (1-mo.
CME Term SOFR at 4.44% Floor +
4.44%), 8.06%, 08/15/36
(a) (c)
.... 7,001 6,988,635
Commercial Mortgage Trust
(c)
Series 2024-CBM, Class A2, 5.87%,
12/10/41
(a)
.............. 1,640 1,635,386
Series 2024-WCL1, Class A, (1-mo.
CME Term SOFR at 1.84% Floor
+ 1.84%), 5.47%, 06/15/41
(a)
.. 16,380 16,374,885
Series 2024-WCL1, Class B, (1-mo.
CME Term SOFR at 2.59% Floor
+ 2.59%), 6.22%, 06/15/41
(a)
.. 4,515 4,513,589
Series 2025-167G, Class A, 5.50%,
08/10/40 ............... 7,256 7,117,861

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Series 2025-167G, Class E, 8.47%,
08/10/40
(a)
.............. USD 3,600 $ 3,546,561
Series 2025-167G, Class F, 9.46%,
08/10/40
(a)
.............. 3,129 3,083,524
Series 2025-SBX, Class B, 5.73%,
08/10/41
(a)
.............. 4,331 4,295,744
CONE Trust
(a)(c)
Series 2024-DFW1, Class A, (1-mo.
CME Term SOFR at 1.64% Floor
+ 1.64%), 5.27%, 08/15/41 ... 6,550 6,523,391
Series 2024-DFW1, Class B, (1-mo.
CME Term SOFR at 2.29% Floor
+ 2.29%), 5.92%, 08/15/41 ... 2,000 1,998,246
Series 2024-DFW1, Class E, (1-mo.
CME Term SOFR at 3.89% Floor
+ 3.89%), 7.51%, 08/15/41 ... 6,477 6,432,183
CRSNT Trust, Series 2026-MOON,
Class A, (1-mo. CME Term SOFR
at 1.35% Floor + 1.40%), 5.03%,
02/15/43
(a) (c)
............... 7,760 7,763,192
CRSO Trust, 7.12%, 07/10/28
(c)
.... 4,399 4,507,378
CSAIL Commercial Mortgage Trust,
Series 2018-CX12, Class C, 4.88%,
08/15/51
(a)
................ 1,586 1,491,834
CSMC Trust
(c)
Series 2017-TIME, Class A, 3.65%,
11/13/39 ............... 2,190 2,094,699
Series 2020-FACT, Class E, (1-mo.
CME Term SOFR at 4.86% Floor
+ 5.48%), 9.10%, 10/15/37
(a)
.. 4,184 3,807,440
Series 2021-BHAR, Class A, (1-mo.
CME Term SOFR at 1.15% Floor
+ 1.26%), 4.89%, 11/15/38
(a)
.. 1,337 1,324,884
Series 2021-BHAR, Class B, (1-mo.
CME Term SOFR at 1.50% Floor
+ 1.61%), 5.24%, 11/15/38
(a)
.. 2,356 2,333,691
Series 2022-LION, Class A, (1-mo.
CME Term SOFR at 3.59% Floor
+ 3.44%), 7.06%, 02/15/27
(a) (f)
. 23,200 23,126,813
CSTL Commercial Mortgage Trust
(a)(c)
Series 2024-GATE, Class A, 4.92%,
11/10/41 ............... 11,736 11,658,647
Series 2025-GATE2, Class A,
4.71%, 11/10/42 .......... 1,550 1,520,702
Series 2025-GATE2, Class D,
5.82%, 11/10/42 .......... 4,680 4,602,595
Series 2026-GATE3, Class E,
6.55%, 02/10/43 .......... 3,117 3,119,769
CVLR Trust, Series 2026-R3LX, Class
A, (1-mo. CME Term SOFR at 1.55%
Floor + 1.55%), 5.15%, 06/15/43
(a) (c)
9,033 9,033,000
DBC Mortgage Trust
(a)(c)
Series 2025-DBC, Class A, (1-mo.
CME Term SOFR at 1.35% Floor
+ 1.35%), 4.98%, 11/15/42 ... 14,136 14,149,253
Series 2025-DBC, Class C, (1-mo.
CME Term SOFR at 2.05% Floor
+ 2.05%), 5.68%, 11/15/42 ... 9,525 9,554,766
Series 2025-DBC, Class HRR, (1-
mo. CME Term SOFR at 5.55%
Floor + 5.55%), 9.18%, 11/15/42 39,000 39,120,139
DBGS, Series 2024-SBL, Class A,
(1-mo. CME Term SOFR at 1.88%
Floor + 1.88%), 5.51%, 08/15/34
(a) (c)
1,230 1,228,734
DBSG Mortgage Trust, Series 2024-
ALTA, Class A, 6.14%, 06/10/37
(a) (c)
4,998 5,021,335
Security
Par (000)
Par (000) Value
United States (continued)
DBWF Mortgage Trust, Series 2024-
LCRS, Class A, (1-mo. CME Term
SOFR at 1.74% Floor + 1.74%),
5.37%, 04/15/37
(a) (c)
.......... USD 1,428 $ 1,427,554
DC Trust
(a)(c)
Series 2024-HLTN, Class A, 5.93%,
04/13/40 ............... 1,570 1,570,599
Series 2024-HLTN, Class F, 10.66%,
04/13/40 ............... 4,127 4,072,358
DGWD Trust, Series 2025-INFL, Class
A, (1-mo. CME Term SOFR at 1.60%
Floor + 1.60%), 5.23%, 08/15/35
(a) (c)
1,195 1,197,005
DK Trust
(a)(c)
Series 2024-SPBX, Class A, (1-mo.
CME Term SOFR at 1.50% Floor
+ 1.50%), 5.13%, 03/15/34 ... 9,090 9,098,522
Series 2024-SPBX, Class E, (1-mo.
CME Term SOFR at 1.50% Floor
+ 4.00%), 7.63%, 03/15/34 ... 26,040 26,100,973
Series 2025-LXP, Class A, (1-mo.
CME Term SOFR at 1.59% Floor
+ 1.59%), 5.23%, 08/15/37 ... 10,860 10,893,937
Series 2025-LXP, Class D, (1-mo.
CME Term SOFR at 2.89% Floor
+ 2.89%), 6.52%, 08/15/37 ... 3,294 3,303,264
Durst Commercial Mortgage Trust
(a)(c)
Series 2025-151, Class A, 5.32%,
08/10/42 ............... 3,973 3,991,761
Series 2025-151, Class D, 7.02%,
08/10/42 ............... 7,785 8,008,068
ELM Trust
(a)(c)
Series 2024-ELM, Class A10,
5.99%, 06/10/39 .......... 9,410 9,419,615
Series 2024-ELM, Class A15,
5.99%, 06/10/39 .......... 13,065 13,063,172
Series 2024-ELM, Class B15,
6.20%, 06/10/39 .......... 1,440 1,439,418
Series 2024-ELM, Class D10,
6.85%, 06/10/39 .......... 3,500 3,501,521
Series 2024-ELM, Class E10,
8.05%, 06/10/39 .......... 12,317 12,328,659
EQT Trust, Series 2024-EXTR, Class A,
5.33%, 07/05/41
(c)
........... 1,166 1,174,422
ESTN Trust, Series 2026-TOWN, Class
A, 5.54%, 05/12/46
(a) (c)
........ 5,467 5,525,274
Fashion Show Mall LLC, Series 2024-
SHOW, Class A, 5.27%, 10/10/41
(a) (c)
1,004 1,006,473
Fontainebleau Miami Beach Mortgage
Trust
(a)(c)
Series 2024-FBLU, Class F, (1-mo.
CME Term SOFR at 4.25% Floor
+ 4.25%), 7.88%, 12/15/39 ... 901 907,758
Series 2024-FBLU, Class G, (1-mo.
CME Term SOFR at 5.65% Floor
+ 5.65%), 9.28%, 12/15/39 ... 4,418 4,471,600
FS Commercial Mortgage Trust, Series
2026-PALM, Class A, (1-mo. CME
Term SOFR at 1.40% Floor +
1.40%), 5.05%, 07/15/41
(a) (c)
.... 5,600 5,600,000
FS ORL
(a)(c)
Series 2026-ORL, Class A, (1-mo.
CME Term SOFR at 1.35% Floor
+ 1.35%), 4.98%, 02/15/41 ... 7,320 7,329,132
Series 2026-ORL, Class E, (1-mo.
CME Term SOFR at 3.25% Floor
+ 3.25%), 6.88%, 02/15/41 ... 4,002 4,006,903

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
FS Trust, Series 2026-HULA, Class A,
(1-mo. CME Term SOFR at 1.45%
Floor + 1.45%), 5.08%, 03/15/41
(a) (c)
USD 12,457 $ 12,484,250
GGP
(a)(c)
Series 2026-TY, Class A, 4.83%,
03/05/43 ............... 3,034 2,988,837
Series 2026-TY, Class HRR, 8.33%,
03/05/43 ............... 15,500 15,107,357
Grace Trust, Series 2020-GRCE, Class
E, 2.77%, 12/10/40
(a) (c)
........ 2,546 2,219,625
Great Wolf Trust
(a)(c)
Series 2024-WLF2, Class A, (1-mo.
CME Term SOFR + 1.69%),
5.32%, 05/15/41 .......... 16,708 16,749,770
Series 2024-WOLF, Class A, (1-mo.
CME Term SOFR at 1.54% Floor
+ 1.54%), 5.17%, 03/15/39 ... 1,062 1,063,991
GS Mortgage Securities Corp. Trust
(c)
Series 2017-375H, Class A, 3.59%,
09/10/37
(a)
.............. 1,460 1,419,858
Series 2017-GPTX, Class A, 2.86%,
05/10/34 ............... 4,859 4,346,132
Series 2021-ROSS, Class A, (1-mo.
CME Term SOFR at 1.15% Floor
+ 1.41%), 5.04%, 06/15/36
(a)
.. 2,320 2,227,200
Series 2024-RVR, Class E, 7.72%,
08/10/41
(a)
.............. 3,613 3,557,888
Series 2024-RVR, Class HRR,
9.21%, 08/10/41
(a)
......... 12,450 12,193,968
Series 2025-800D, Class A, (1-mo.
CME Term SOFR at 2.65% Floor
+ 2.65%), 6.29%, 11/25/41
(a)
.. 13,035 12,994,472
Series 2025-800D, Class C, (1-mo.
CME Term SOFR at 4.70% Floor
+ 4.70%), 8.34%, 11/25/41
(a)
.. 12,276 12,204,949
GS Mortgage Securities Trust, Series
2019-GSA1, Class C, 3.93%,
11/10/52
(a)
................ 570 503,337
GSAT Trust, Series 2025-BMF, Class A,
(1-mo. CME Term SOFR at 1.50%
Floor + 1.50%), 5.13%, 07/15/40
(a) (c)
4,387 4,388,047
Harvest Commercial Capital Loan Trust,
Series 2020-1, Class M4, 5.96%,
04/25/52
(a) (c)
............... 1,181 1,151,542
HIH Trust
(a)(c)
Series 2024-61P, Class A, (1-mo.
CME Term SOFR at 1.84% Floor
+ 1.84%), 5.47%, 10/15/41 ... 11,100 11,127,425
Series 2024-61P, Class D, (1-mo.
CME Term SOFR at 3.64% Floor
+ 3.64%), 7.27%, 10/15/41 ... 4,182 4,203,276
HILT Commercial Mortgage Trust
(a)(c)
Series 2024-ORL, Class A, (1-mo.
CME Term SOFR at 1.54% Floor
+ 1.54%), 5.17%, 05/15/37 ... 10,515 10,521,572
Series 2024-ORL, Class D, (1-mo.
CME Term SOFR at 3.19% Floor
+ 3.19%), 6.81%, 05/15/37 ... 11,854 11,861,409
HLTN Commercial Mortgage Trust,
Series 2026-DPLO, Class A, (1-mo.
CME Term SOFR at 1.70% Floor +
1.70%), 5.33%, 04/15/41
(a) (c)
.... 11,200 11,235,000
HONO Mortgage Trust, Series 2021-
LULU, Class A, (1-mo. CME Term
SOFR at 1.15% Floor + 1.26%),
4.89%, 10/15/36
(a) (c)
.......... 2,536 2,510,640
Security
Par (000)
Par (000) Value
United States (continued)
HTL Commercial Mortgage Trust
(a)(c)
Series 2024-T53, Class A, 6.07%,
05/10/39 ............... USD 3,390 $ 3,405,719
Series 2024-T53, Class E, 10.60%,
05/10/39 ............... 9,477 9,568,382
Hudson Yards Mortgage Trust, Series
2019-55HY, Class F, 3.04%,
12/10/41
(a) (c)
............... 6,663 5,758,354
ILPT Commercial Mortgage Trust,
Series 2025-LPF2, Class A, 5.47%,
07/13/42
(a) (c)
............... 23,153 23,267,832
INT Commercial Mortgage Trust, Series
2025-PLAZA, Class A, 5.04%,
11/05/37
(a) (c)
............... 3,698 3,684,168
INV Mortgage Trust, Series 2024-IND,
Class A, (1-mo. CME Term SOFR
at 1.74% Floor + 1.74%), 5.37%,
11/15/41
(a) (c)
............... 9,520 9,436,700
J.P. Morgan Chase Commercial
Mortgage Securities Trust
(a)(c)
Series 2018-PHH, Class A, (1-mo.
CME Term SOFR at 2.41% Floor
+ 1.26%), 4.88%, 06/15/35 ...
1,222
794,323
Series 2019-MFP, Class E, (1-mo.
CME Term SOFR at 2.16% Floor
+ 2.21%), 5.83%, 07/15/36 ... 2,696 1,684,873
Series 2022-NLP, Class F, (1-mo.
CME Term SOFR at 3.54% Floor
+ 3.79%), 7.41%, 04/15/37 ... 10,702 10,474,679
Series 2022-OPO, Class D, 3.56%,
01/05/39 ............... 6,152 4,712,433
Series 2024-IGLG, Class A, 5.35%,
11/09/39 ............... 15,900 15,898,536
Series 2024-IGLG, Class D, 6.70%,
11/09/39 ............... 4,440 4,417,750
Series 2024-IGLG, Class E, 7.50%,
11/09/39 ............... 13,516 13,439,242
Series 2024-IGLG, Class F, 8.49%,
11/09/39 ............... 11,578 11,489,143
Series 2024-IGLG, Class HRR,
9.97%, 11/09/39 .......... 14,700 14,508,340
Series 2024-OMNI, Class A, 5.99%,
10/05/39 ............... 4,640 4,669,131
Series 2025-BHR5, Class A, (1-mo.
CME Term SOFR at 1.69% Floor
+ 1.69%), 5.32%, 03/15/40 ... 5,300 5,303,755
Series 2026-FUN, Class A, (1-mo.
CME Term SOFR at 1.65% Floor
+ 1.65%), 5.25%, 06/15/39 ... 11,520 11,534,400
JPMBB Commercial Mortgage
Securities Trust, Series 2015-C33,
Class D1, 4.46%, 12/15/48
(a) (c)
... 2,084 1,822,896
JPMCC Commercial Mortgage
Securities Trust, Series 2019-COR5,
Class A3, 3.12%, 06/13/52 ..... 2,595 2,477,643
JPMDB Commercial Mortgage
Securities Trust, Series 2018-C8,
Class AS, 4.42%, 06/15/51 ..... 379 370,720
KRE Commercial Mortgage Trust
(a)(c)
Series 2025-AIP4, Class A, (1-mo.
CME Term SOFR at 1.30% Floor
+ 1.30%), 4.93%, 03/15/42 ... 1,303 1,301,824
Series 2026-ICNA, Class A, (1-mo.
CME Term SOFR at 1.85% Floor
+ 1.85%), 5.48%, 05/15/43 ... 1,750 1,752,187

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
KSL Trust
(a)(c)
  (1-mo. SOFR FWD + 1.89%),
5.52%, 06/15/30 .......... USD 2,957 $ 2,964,393
  (1-mo. SOFR FWD + 4.09%),
7.71%, 06/15/30 .......... 10,246 10,277,396
LBA Trust
(a)(c)
Series 2024-7IND, Class A, (1-mo.
CME Term SOFR at 1.44% Floor
+ 1.44%), 5.07%, 10/15/41 ... 4,552 4,556,599
Series 2024-7IND, Class D, (1-mo.
CME Term SOFR at 2.64% Floor
+ 2.64%), 6.27%, 10/15/41 ... 1,156 1,160,529
Lehman Brothers Small Balance
Commercial Mortgage Trust
(a)(c)
Series 2006-2A, Class M3, (1-mo.
CME Term SOFR at 0.45% Floor
+ 0.56%), 4.21%, 09/25/36 ... 1,347 1,279,617
Series 2007-3A, Class M2, (1-mo.
CME Term SOFR at 2.00% Floor
+ 2.11%), 5.76%, 10/25/37 ... 5,793 5,145,338
LEX Mortgage Trust, Series 2024-BBG,
Class HRR, 8.19%, 10/13/33
(a) (c)
.. 20,050 19,937,084
LEX Trust
(a)(c)
Series 2026-450, Class A, (1-mo.
CME Term SOFR at 1.35% Floor
+ 1.35%), 4.98%, 03/15/43 ... 4,000 4,006,250
Series 2026-450, Class E, (1-mo.
CME Term SOFR at 3.70% Floor
+ 3.70%), 7.33%, 03/15/43 ... 9,530 9,441,106
LoanCore 2025 Issuer LLC, Series
2025-CRE8, Class A, (1-mo. CME
Term SOFR at 1.39% Floor +
1.39%), 5.02%, 08/17/42
(a) (c)
.... 3,560 3,564,450
LQR Trust
(a)(c)
Series 2025-CALI, Class A, (1-mo.
CME Term SOFR at 1.60% Floor
+ 1.60%), 5.23%, 01/15/43 ... 4,480 4,474,400
Series 2025-CALI, Class E, (1-mo.
CME Term SOFR at 3.95% Floor
+ 3.95%), 7.58%, 01/15/43 ... 13,299 13,298,868
LUX Trust, Series 2023-LION, Class A,
(1-mo. CME Term SOFR at 2.69%
Floor + 2.69%), 6.32%, 08/15/40
(a) (c)
4,400 4,420,907
MAC Trust, Series 2025-801B, Class A,
(1-mo. CME Term SOFR at 1.70%
Floor + 1.70%), 5.33%, 10/15/40
(a) (c)
21,350 21,331,981
MAD Commercial Mortgage Trust
(a)(c)
Series 2025-11MD, Class A, 4.91%,
10/15/42 ............... 9,522 9,438,141
Series 2025-11MD, Class E, 7.57%,
10/15/42 ............... 4,668 4,653,961
MAIN Trust
(a)(c)
Series 2026-OLAS, Class A, (1-mo.
CME Term SOFR at 1.70% Floor
+ 1.70%), 5.33%, 01/15/41 ... 22,300 22,299,891
Series 2026-OLAS, Class B, (1-mo.
CME Term SOFR at 2.00% Floor
+ 2.00%), 5.63%, 01/15/41 ... 7,560 7,559,959
Series 2026-OLAS, Class C, (1-mo.
CME Term SOFR at 2.45% Floor
+ 2.45%), 6.08%, 01/15/41 ... 1,680 1,679,989
Series 2026-OLAS, Class D, (1-mo.
CME Term SOFR at 3.15% Floor
+ 3.15%), 6.78%, 01/15/41 ... 5,600 5,599,955
Security
Par (000)
Par (000) Value
United States (continued)
Series 2026-OLAS, Class E, (1-mo.
CME Term SOFR at 4.25% Floor
+ 4.25%), 7.88%, 01/15/41 ... USD 4,905 $ 4,904,947
Series 2026-OLAS, Class F, (1-mo.
CME Term SOFR at 5.25% Floor
+ 5.25%), 8.88%, 01/15/41 ... 4,950 4,949,933
Manhattan West Mortgage Trust
(a)(c)
Series 2020-1MW, Class D, 2.41%,
09/10/39 ............... 118 113,280
Series 2026-2MW, Class A, 5.50%,
06/10/48 ............... 32,450 32,681,307
MCR Mortgage Trust
(c)
Series 2024-HF1, Class A, (1-mo.
CME Term SOFR at 1.79% Floor
+ 1.79%), 5.42%, 12/15/41
(a)
.. 8,113 8,122,747
Series 2024-HTL, Class A, (1-mo.
CME Term SOFR at 1.76% Floor
+ 1.76%), 5.38%, 02/15/37
(a)
.. 573 573,217
Series 2024-HTL, Class E, (1-mo.
CME Term SOFR at 4.65% Floor
+ 4.65%), 8.28%, 02/15/37
(a)
.. 4,594 4,565,501
Series 2024-TWA, Class A, 5.92%,
06/12/39 ............... 7,000 7,021,708
Series 2024-TWA, Class E, 8.73%,
06/12/39 ............... 3,924 3,923,919
MHP Commercial Mortgage Trust
(a)(c)
Series 2021-STOR, Class G, (1-mo.
CME Term SOFR at 2.75% Floor
+ 2.86%), 6.49%, 07/15/38 ... 7,927 7,922,045
Series 2021-STOR, Class J, (1-mo.
CME Term SOFR at 3.95% Floor
+ 4.06%), 7.69%, 07/15/38 ... 3,438 3,428,765
Series 2025-MHIL2, Class A, (1-mo.
CME Term SOFR at 1.50% Floor
+ 1.50%), 5.13%, 09/15/40 ... 16,011 16,020,980
Series 2025-MHIL2, Class E, (1-mo.
CME Term SOFR at 3.50% Floor
+ 3.50%), 7.13%, 09/15/40 ... 4,665 4,670,816
MIC Trust (The), Series 2023-MIC,
Class A, 8.73%, 12/05/38
(a) (c)
.... 6,126 6,455,293
MIRA Trust, Series 2023-MILE, Class A,
6.75%, 06/10/38
(c)
........... 6,775 6,910,226
MLTI Trust
(a)(c)
Series 2026-MLTI, Class A10, (1-mo.
CME Term SOFR at 1.40% Floor
+ 1.40%), 5.02%, 06/15/31 ... 15,100 15,100,000
Series 2026-MLTI, Class A2, (1-mo.
CME Term SOFR at 1.65% Floor
+ 1.65%), 5.27%, 06/15/31 ... 3,100 3,100,000
Series 2026-SF75, Class A, (1-mo.
CME Term SOFR at 1.40% Floor
+ 1.40%), 5.03%, 03/15/36 ... 13,163 13,171,209
Series 2026-SF75, Class E, (1-mo.
CME Term SOFR at 3.25% Floor
+ 3.25%), 6.88%, 03/15/36 ... 10,378 10,397,321
Morgan Stanley Capital I Trust
(c)
Series 2017-ASHF, Class F, (1-mo.
CME Term SOFR at 4.35% Floor
+ 4.65%), 8.27%, 11/15/34
(a)
.. 2,673 2,673,000
Series 2017-ASHF, Class G, (1-mo.
CME Term SOFR at 6.90% Floor
+ 7.20%), 10.82%, 11/15/34
(a)
. 2,925 2,925,000
Series 2018-MP, Class E, 4.42%,
07/11/40
(a)
.............. 7,057 5,408,941
Series 2019-H6, Class D, 3.00%,
06/15/52 ............... 1,190 989,026

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Series 2019-H7, Class D, 3.00%,
07/15/52 ............... USD 750 $ 629,704
Series 2021-230P, Class B, (1-mo.
CME Term SOFR at 1.45% Floor
+ 1.56%), 5.19%, 12/15/38
(a)
.. 4,970 4,567,033
Series 2024-NSTB, Class A, 3.90%,
09/24/57
(a)
.............. 5,333 5,226,851
National Commercial Mortgage Trust,
Series 2026-IND, Class A, (1-mo.
CME Term SOFR at 1.35% Floor +
1.35%), 4.98%, 06/15/43
(a) (c)
.... 5,253 5,256,276
Natixis Commercial Mortgage Securities
Trust, Series 2019-LVL, Class D,
4.44%, 08/15/38
(c)
........... 3,140 2,890,930
NCMF Trust
(a)(c)
Series 2025-MFS, Class A, 5.05%,
06/10/33 ............... 12,841 12,733,537
Series 2025-MFS, Class E, 7.78%,
06/10/33 ............... 29,171 29,175,971
NJ Trust, Series 2023-GSP, Class A,
6.70%, 01/06/29
(a) (c)
.......... 4,750 4,887,051
NRTH Commercial Mortgage Trust,
Series 2025-PARK, Class A, (1-mo.
CME Term SOFR at 1.39% Floor +
1.39%), 5.02%, 10/15/40
(a) (c)
.... 16,865 16,907,163
NY Commercial Mortgage Trust,
Series 2025-299P, Class B, 6.13%,
02/10/47
(a) (c)
............... 1,856 1,910,185
NYC Commercial Mortgage Trust
(a)(c)
Series 2025-11X, Class A, (1-mo.
CME Term SOFR at 1.74% Floor
+ 1.74%), 5.37%, 10/15/40 ... 11,653 11,693,057
Series 2025-28L, Class A, 4.82%,
11/05/38 ............... 5,310 5,266,859
Series 2025-300P, Class E, 7.39%,
07/13/42 ............... 4,172 4,207,185
Series 2026-1325, Class A, 5.51%,
05/09/41 ............... 15,400 15,297,977
NYC Trust
(a)(c)
Series 2024-3ELV, Class A, (1-mo.
CME Term SOFR at 1.99% Floor
+ 1.99%), 5.62%, 08/15/29 ... 1,220 1,219,923
Series 2024-3ELV, Class D, (1-mo.
CME Term SOFR at 3.84% Floor
+ 3.84%), 7.46%, 08/15/29 ... 4,401 4,377,119
Series 2025-77C, Class A, 4.95%,
01/10/36 ............... 13,370 13,237,415
Series 2026-9W57, Class A, 5.05%,
06/06/40 ............... 4,400 4,380,311
Olympic Tower Mortgage Trust,
Series 2017-OT, Class E, 4.08%,
05/10/39
(a) (c)
............... 7,856 7,140,140
One Bryant Park Trust, Series 2019-
OBP, Class A, 2.52%, 09/15/54
(c)
. 4,638 4,282,256
One Market Plaza Trust, Series 2017-
1MKT, Class D, 4.15%, 02/10/32
(c)
3,310 3,110,577
One New York Plaza Trust
(a)(c)
Series 2020-1NYP, Class A, (1-mo.
CME Term SOFR at 0.95% Floor
+ 1.06%), 4.69%, 01/15/36 ... 3,211 3,118,855
Series 2020-1NYP, Class AJ, (1-mo.
CME Term SOFR at 1.25% Floor
+ 1.36%), 4.99%, 01/15/36 ... 1,893 1,835,027
Series 2020-1NYP, Class B, (1-mo.
CME Term SOFR at 1.50% Floor
+ 1.61%), 5.24%, 01/15/36 ... 3,892 3,724,157
Security
Par (000)
Par (000) Value
United States (continued)
Series 2020-1NYP, Class D, (1-mo.
CME Term SOFR at 2.75% Floor
+ 2.86%), 6.49%, 01/15/36 ... USD 1,660 $ 1,557,288
ONNI Commercial Mortgage Trust,
Series 2024-APT, Class A, 5.75%,
07/15/39
(a) (c)
............... 1,909 1,922,714
ORL Trust, Series 2024-GLKS, Class A,
(1-mo. CME Term SOFR at 1.49%
Floor + 1.49%), 5.12%, 12/15/39
(a) (c)
8,070 8,085,131
PENN Commercial Mortgage Trust
(a)(c)
Series 2025-P11, Class A, 5.52%,
08/10/42 ............... 8,922 9,010,732
Series 2025-P11, Class C, 6.72%,
08/10/42 ............... 6,624 6,831,126
PGA Trust, Series 2024-RSR2, Class A,
(1-mo. CME Term SOFR at 1.89%
Floor + 1.89%), 5.52%, 06/15/39
(a) (c)
6,634 6,631,927
PKHL Commercial Mortgage Trust
(a)(c)
Series 2021-MF, Class F, (1-mo.
CME Term SOFR at 3.35% Floor
+ 3.46%), 7.09%, 07/15/38 ... 1,617 450,826
Series 2021-MF, Class G, (1-mo.
CME Term SOFR at 4.35% Floor
+ 4.46%), 8.09%, 07/15/38 ... 3,533 684,710
PLYM Commercial Mortgage Trust,
Series 2026-IND, Class D, (1-mo.
CME Term SOFR at 2.15% Floor +
2.15%), 5.78%, 03/15/43
(a) (c)
.... 5,777 5,778,805
PRM5 Trust, Series 2025-PRM5, Class
D, 5.81%, 03/10/33
(a) (c)
........ 3,600 3,562,917
PRM8 Trust, Series 2026-PRM8, Class
E, 6.53%, 05/10/41
(a) (c)
........ 5,900 5,800,553
ROCK Trust, Series 2024-CNTR, Class
A, 5.39%, 11/13/41
(c)
......... 1,570 1,587,212
SCG Commercial Mortgage Trust
(a)(c)
Series 2025-DLFN, Class D, (1-mo.
CME Term SOFR at 2.15% Floor
+ 2.15%), 5.78%, 03/15/35 ... 1,150 1,152,156
Series 2025-DLFN, Class E, (1-mo.
CME Term SOFR at 2.95% Floor
+ 2.95%), 6.58%, 03/15/35 ... 8,474 8,500,481
Series 2025-DLFN, Class HRR, (1-
mo. CME Term SOFR at 4.95%
Floor + 4.95%), 8.58%, 03/15/35 22,850 22,702,757
Series 2025-FLWR, Class A, (1-mo.
CME Term SOFR at 1.25% Floor
+ 1.25%), 4.88%, 08/15/42 ... 3,997 3,999,498
Series 2025-FLWR, Class E, (1-mo.
CME Term SOFR at 2.75% Floor
+ 2.75%), 6.38%, 08/15/42 ... 650 644,556
SDAL Trust, Series 2025-DAL, Class A,
(1-mo. CME Term SOFR at 2.44%
Floor + 2.44%), 6.07%, 04/15/42
(a) (c)
4,137 4,140,646
SG Commercial Mortgage Securities
Trust
(a)(c)
Series 2019-PREZ, Class D, 3.59%,
09/15/39 ............... 4,690 4,051,054
Series 2019-PREZ, Class E, 3.59%,
09/15/39 ............... 3,356 2,511,286
SHR Trust, Series 2024-LXRY, Class A,
(1-mo. CME Term SOFR at 1.95%
Floor + 1.95%), 5.58%, 10/15/41
(a) (c)
38,145 38,192,681
SLG Commercial Mortgage Trust
(a)(c)
Series 2026-PAT, Class A, 4.93%,
02/15/39 ............... 10,248 10,124,589

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Series 2026-PAT, Class HRR,
9.31%, 02/15/39 .......... USD 17,000 $ 16,746,579
SLG Office Trust
(a)(c)
Series 2026-OMA, Class A, 5.13%,
04/15/41 ............... 1,250 1,248,202
Series 2026-OMA, Class E, 7.19%,
04/15/41 ............... 6,850 6,848,626
Series 2026-OMA, Class F, 8.19%,
04/15/41 ............... 4,500 4,507,744
SWCH Commercial Mortgage Trust,
Series 2025-DATA, Class A, (1-mo.
CME Term SOFR at 1.44% Floor +
1.44%), 5.07%, 02/15/42
(a) (c)
.... 2,600 2,583,750
TCO Commercial Mortgage Trust,
Series 2024-DPM, Class D, (1-mo.
CME Term SOFR at 2.74% Floor +
2.74%), 6.37%, 12/15/39
(a) (c)
.... 1,101 1,102,376
THPT Mortgage Trust, Series 2023-
THL, Class A, 7.23%, 12/10/34
(a) (c)
4,026 4,038,228
TYSN Mortgage Trust, Series 2023-
CRNR, Class A, 6.80%, 12/10/33
(a) (c)
4,360 4,496,293
UNIV Trust
(a)(c)
Series 2025-APTS, Class A, (1-mo.
CME Term SOFR at 1.65% Floor
+ 1.65%), 5.28%, 11/15/42 ... 10,568 10,537,932
Series 2025-APTS, Class B, (1-mo.
CME Term SOFR at 2.25% Floor
+ 2.25%), 5.88%, 11/15/42 ... 2,481 2,470,909
VCC Trust, Series 2025-MC1, Class A1,
8.16%, 05/25/55
(c) (g)
.......... 5,009 4,984,354
VEGAS, Series 2024-GCS, Class C,
6.42%, 07/10/36
(a) (c)
.......... 18,464 18,650,738
VEGAS Trust, Series 2024-GCS, Class
D, 6.42%, 07/10/36
(a) (c)
........ 13,981 13,934,024
Velocity Commercial Capital Loan
Trust
(c)
Series 2017-2, Class M3, 4.24%,
11/25/47
(a)
.............. 546 512,968
Series 2017-2, Class M4, 5.00%,
11/25/47
(a)
.............. 329 298,535
Series 2018-1, Class M2, 4.26%,
04/25/48 ............... 291 282,188
Series 2020-1, Class M1, 2.80%,
02/25/50
(a)
.............. 663 553,146
Series 2020-1, Class M2, 2.98%,
02/25/50
(a)
.............. 739 593,851
Series 2020-1, Class M3, 3.19%,
02/25/50
(a)
.............. 325 255,378
Series 2020-1, Class M4, 3.54%,
02/25/50
(a)
.............. 502 391,769
Series 2020-1, Class M5, 4.29%,
02/25/50
(a)
.............. 565 440,330
Series 2021-4, Class M4, 4.48%,
12/26/51
(a)
.............. 1,689 1,358,606
Series 2021-4, Class M6, 6.82%,
12/26/51
(a)
.............. 2,092 1,662,689
Series 2022-1, Class M4, 5.20%,
02/25/52
(a)
.............. 1,082 900,173
Series 2022-4, Class M2, 6.97%,
08/25/52
(a)
.............. 1,607 1,596,862
Series 2022-4, Class M3, 7.52%,
08/25/52
(a)
.............. 1,318 1,310,332
Series 2022-4, Class M4, 7.52%,
08/25/52
(a)
.............. 1,780 1,683,993
Series 2023-1, Class M5, 9.63%,
01/25/53
(a)
.............. 3,180 2,998,192
Security
Par (000)
Par (000) Value
United States (continued)
Series 2023-2, Class A, 6.22%,
05/25/53
(a)
.............. USD 3,417 $ 3,424,751
Series 2024-1, Class M2, 7.23%,
01/25/54
(a)
.............. 943 950,959
Series 2024-1, Class M3, 8.44%,
01/25/54
(a)
.............. 929 947,761
Series 2024-5, Class A, 5.49%,
10/25/54 ............... 6,023 5,993,991
Series 2024-5, Class M2, 5.96%,
10/25/54 ............... 2,734 2,708,629
Series 2024-5, Class M3, 6.76%,
10/25/54 ............... 3,727 3,693,378
Series 2024-5, Class M4, 9.47%,
10/25/54 ............... 2,275 2,268,385
Series 2024-6, Class M2, 6.55%,
12/25/54
(a)
.............. 843 847,758
Series 2024-6, Class M3, 6.92%,
12/25/54
(a)
.............. 1,543 1,549,916
Series 2024-6, Class M4, 9.67%,
12/25/54
(a)
.............. 2,285 2,304,353
Series 2025-1, Class M3, 7.33%,
02/25/55
(a)
.............. 3,668 3,691,367
Series 2025-1, Class M4, 10.15%,
02/25/55 ............... 1,348 1,355,777
Series 2025-3, Class M3, 7.38%,
06/25/55
(a)
.............. 3,624 3,638,198
Series 2025-4, Class M3, 6.31%,
09/25/55
(a)
.............. 1,812 1,773,247
Series 2025-4, Class M5, 10.08%,
09/25/55
(a)
.............. 1,664 1,509,106
Series 2025-5, Class M2, 6.31%,
12/25/55
(a)
.............. 818 815,977
Series 2025-5, Class M3, 6.70%,
12/25/55
(a)
.............. 3,519 3,452,587
Series 2025-5, Class M4, 9.19%,
12/25/55
(a)
.............. 994 976,064
Series 2025-P2, Class A, 5.46%,
10/25/55
(a)
.............. 17,877 17,564,200
Series 2025-P2, Class M1, 6.04%,
10/25/55
(a)
.............. 1,677 1,647,195
Series 2025-P2, Class M2, 6.56%,
10/25/55
(a)
.............. 1,874 1,838,710
Series 2025-P2, Class M3, 6.85%,
10/25/55
(a)
.............. 3,279 3,218,183
Series 2025-P2, Class M4, 9.45%,
10/25/55
(a)
.............. 1,949 1,914,062
Series 2025-P2, Class M5, 10.22%,
10/25/55
(a)
.............. 710 645,403
Series 2026-1, Class A, 5.10%,
02/25/56
(a)
.............. 7,991 7,876,212
Series 2026-2, Class M3, 6.67%,
05/25/56
(a)
.............. 2,283 2,271,717
Series 2026-2, Class M4, 9.16%,
05/25/56
(a)
.............. 2,883 2,866,675
VTR Commercial Mortgage Trust
(a)(c)
Series 2025-STEM, Class A, 5.20%,
10/13/39 ............... 17,487 17,288,157
Series 2025-STEM, Class D, 6.71%,
10/13/39 ............... 3,734 3,651,652
Wells Fargo Commercial Mortgage
Trust
(c)
Series 2018-1745, Class A, 3.87%,
06/15/36
(a)
.............. 1,022 957,596
Series 2019-C49, Class D, 3.00%,
03/15/52 ............... 988 805,119

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Series 2024-1CHI, Class A, 5.48%,
07/15/35
(a)
.............. USD 5,640 $ 5,644,469
Series 2024-BPRC, Class B, 6.22%,
07/15/43 ............... 10,322 10,433,088
Series 2024-BPRC, Class C, 6.43%,
07/15/43 ............... 6,236 6,184,798
Series 2024-BPRC, Class D, 7.08%,
07/15/43 ............... 2,520 2,495,665
Series 2024-BPRC, Class HRR,
9.56%, 07/15/43 .......... 8,400 8,160,450
WEST Trust
(a)(c)
Series 2025-ROSE, Class A, 5.45%,
04/10/35 ............... 4,758 4,754,632
Series 2025-ROSE, Class HRR,
9.29%, 04/10/35 .......... 14,000 13,936,878
WHARF Commercial Mortgage Trust
(a)(c)
Series 2025-DC, Class A, 5.53%,
07/15/40 ............... 10,430 10,537,362
Series 2025-DC, Class E, 7.98%,
07/15/40 ............... 6,082 6,142,367
2,791,503,368
Interest Only Collateralized Mortgage Obligations — 0.0%
United States — 0.0%
(a)
Barclays Mortgage Loan Trust
(c)
Series 2023-NQM3, Class XS,
0.82%, 10/25/63 .......... 80,882 229,135
Series 2024-NQM1, Class XS,
2.45%, 01/25/64 .......... 52,680 1,276,973
Series 2024-NQM3, Class XS,
0.00%, 06/25/64 .......... 70,454 1,124,840
Series 2024-NQM4, Class XS,
0.00%, 12/26/64 .......... 92,073 2,691,374
Series 2025-NQM1, Class XS,
0.00%, 01/25/65 .......... 90,135 2,391,929
Series 2025-NQM2, Class XS2,
0.00%, 05/25/65 .......... 78,501 1,967,071
CSMC Trust
(c)
Series 2020-NQM1, Class AIOS,
0.42%, 05/25/65 .......... 2,821 26,739
Series 2020-NQM1, Class XS,
1.81%, 05/25/65 .......... 2,820 172,117
IndyMac IMSC Mortgage Loan Trust,
Series 2007-HOA1, Class AXPP,
0.00%, 07/25/47 ............ 9,546 8,967
J.P. Morgan Mortgage Trust
(c)
Series 2021-INV5, Class A2X,
0.50%, 12/25/51 .......... 85,645 2,439,871
Series 2021-INV5, Class A5X,
0.50%, 12/25/51 .......... 12,441 354,433
Series 2021-INV5, Class AX1,
0.19%, 12/25/51 .......... 167,756 1,782,792
Series 2021-INV7, Class A2X,
0.50%, 02/25/52 .......... 53,325 1,541,530
Series 2021-INV7, Class A3X,
0.50%, 02/25/52 .......... 29,639 525,307
Series 2021-INV7, Class A4X,
0.50%, 02/25/52 .......... 15,746 668,244
Series 2021-INV7, Class A5X,
0.50%, 02/25/52 .......... 5,807 167,858
Series 2021-INV7, Class AX1,
0.27%, 02/25/52 .......... 104,516 1,599,173
Reperforming Loan REMIC Trust,
Series 2005-R3, Class AS, 2.06%,
09/25/35
(c)
................ 737 24,033
Security
Par (000)
Par (000) Value
United States (continued)
Voyager OPTONE Delaware Trust,
Series 2009-1, Class SAA7, 6.35%,
02/25/38
(c)
................ USD 29,454 $ 6,149,369
25,141,755
Interest Only Commercial Mortgage-Backed Securities — 0 .1%
United States — 0.1%
245 Park Avenue Trust, Series 2017-
245P, Class XA, 0.27%, 06/05/37
(a) (c)
25,000 31,843
BANK, Series 2019-BN20, Class XB,
0.46%, 09/15/62
(a)
........... 86,048 924,448
Bank of America Merrill Lynch
Commercial Mortgage Trust, Series
2017-BNK3, Class XB, 0.74%,
02/15/50
(a)
................ 31,555 54,934
BBCMS Mortgage Trust, Series 2020-
C7, Class XB, 1.08%, 04/15/53
(a)
. 2,706 90,502
BBCMS Trust
(a)(c)
Series 2015-SRCH, Class XA,
0.97%, 08/10/35 .......... 60,217 317,872
Series 2015-SRCH, Class XB,
0.30%, 08/10/35 .......... 42,790 66,514
Benchmark Mortgage Trust
(a)
Series 2019-B9, Class XA, 1.16%,
03/15/52 ............... 29,245 599,517
Series 2020-B17, Class XB, 0.64%,
03/15/53 ............... 13,340 209,100
Series 2021-B23, Class XA, 1.35%,
02/15/54 ............... 46,451 1,909,543
BMO Mortgage Trust, Series 2023-C5,
Class XA, 0.95%, 06/15/56
(a)
.... 27,180 1,040,500
CFCRE Commercial Mortgage Trust,
Series 2016-C4, Class XB, 0.42%,
05/10/58
(a)
................ 18,700 187
Commercial Mortgage Trust, Series
2018-COR3, Class XD, 1.75%,
05/10/51
(a) (c)
............... 8,680 229,839
CSAIL Commercial Mortgage Trust
(a)
Series 2017-CX10, Class XB,
0.32%, 11/15/50 .......... 32,800 130,160
Series 2019-C16, Class XA, 1.69%,
06/15/52 ............... 64,642 2,260,030
Series 2019-C17, Class XA, 1.45%,
09/15/52 ............... 24,921 762,165
Series 2019-C17, Class XB, 0.67%,
09/15/52 ............... 41,829 594,746
CSMC OA LLC, Series 2014-USA,
Class X2, 0.19%, 09/15/37
(a) (c)
... 598,765 5,988
DBGS Mortgage Trust, Series 2019-
1735, Class X, 0.43%, 04/10/37
(a) (c)
52,590 393,285
DBJPM Mortgage Trust, Series 2017-
C6, Class XD, 1.00%, 06/10/50
(a) (c)
15,440 115,875
ELM Trust
(a)(c)
Series 2024-ELM, Class XP10,
0.24%, 06/10/39 .......... 98,981 1,299
Series 2024-ELM, Class XP15,
1.61%, 06/10/39 .......... 90,365 7,873
GS Mortgage Securities Trust
(a)
Series 2019-GSA1, Class XA,
0.93%, 11/10/52 .......... 15,423 330,743
Series 2020-GSA2, Class XA,
1.77%, 12/12/53
(c)
......... 29,942 1,621,214
J.P. Morgan Chase Commercial
Mortgage Securities Trust
(a)(c)
Series 2016-JP3, Class XC, 0.75%,
08/15/49 ............... 37,589 726

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Series 2024-IGLG, Class X, 0.01%,
11/09/39 ............... USD 218,000 $ 24,917
JPMBB Commercial Mortgage
Securities Trust
(a)
Series 2014-C22, Class XA, 1.40%,
09/15/47 ............... 306 3
Series 2015-C27, Class XD, 0.50%,
02/15/48
(c)
.............. 31,775 182,148
JPMDB Commercial Mortgage
Securities Trust, Series 2016-C4,
Class XC, 0.75%, 12/15/49
(a) (c)
... 14,670 10,868
Ladder Capital Commercial Mortgage
Mortgage Trust, Series 2013-GCP,
Class XA, 1.29%, 02/15/36
(a) (c)
... 5,472 101,009
LSTAR Commercial Mortgage Trust,
Series 2017-5, Class X, 0.97%,
03/10/50
(a) (c)
............... 4,804 14,158
MCR Mortgage Trust, Series 2024-
TWA, Class XA, 0.92%, 06/12/39
(c)
32,439 122,892
Morgan Stanley Bank of America Merrill
Lynch Trust
(a)(c)
Series 2014-C19, Class XD, 1.42%,
12/15/47 ............... 23,625 744
Series 2014-C19, Class XF, 1.42%,
12/15/47 ............... 6,826 68,025
Series 2015-C21, Class XB, 0.23%,
03/15/48 ............... 1,813 18
Series 2015-C26, Class XD, 1.64%,
10/15/48 ............... 8,219 311
Morgan Stanley Capital I Trust
(a)
Series 2017-H1, Class XD, 2.27%,
06/15/50
(c)
.............. 8,870 160,313
Series 2019-H6, Class XB, 0.88%,
06/15/52 ............... 53,695 1,041,369
Series 2019-L2, Class XA, 1.16%,
03/15/52 ............... 20,468 439,504
MSWF Commercial Mortgage Trust,
Series 2023-2, Class XA, 1.15%,
12/15/56
(a)
................ 104,609 5,422,701
Olympic Tower Mortgage Trust,
Series 2017-OT, Class XA, 0.51%,
05/10/39
(a) (c)
............... 99,000 156,717
One Market Plaza Trust
(a)(c)
Series 2017-1MKT, Class XCP,
0.00%, 02/10/32 .......... 126,326 391,080
Series 2017-1MKT, Class XNCP,
0.22%, 02/10/32 .......... 25,265 65,710
UBS Commercial Mortgage Trust
(a)
Series 2019-C17, Class XA, 1.58%,
10/15/52 ............... 38,464 1,441,209
Series 2019-C18, Class XA, 1.09%,
12/15/52 ............... 64,929 1,574,360
Wells Fargo Commercial Mortgage
Trust
(a)
Series 2016-BNK1, Class XD,
1.54%, 08/15/49
(c)
......... 9,764 65,157
Series 2019-C50, Class XA, 1.57%,
05/15/52 ............... 46,371 1,393,272
Series 2021-C59, Class XA, 1.59%,
04/15/54 ............... 36,391 1,888,606
Security
Par (000)
Par (000) Value
United States (continued)
Series 2024-BPRC, Class X, 0.31%,
07/15/43
(c)
.............. USD 67,308 $ 521,859
26,785,853
Total Non-Agency Mortgage-Backed Securities — 13.7%
(Cost: $ 6,724,479,301 ) ........................... 6,654,737,818
Preferred Securities
Capital Trusts — 3 .4%
Austria — 0.1%
Lenzing AG
(3-Year EURIBOR ICE Swap Rate +
12.11%), 9.00%
(a) (b) (n)
....... EUR 28,200 32,560,031
Belgium — 0.0%
Ageas SA , (5-Year EURIBOR ICE
Swap Rate + 3.04%), 5.88%
(a) (b) (n)
. 1,800 2,098,965
Canada — 0.0%
(a)
Bell Telephone Co. of Canada or Bell
Canada
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
2.39%), 6.88% , 09/15/55 .... USD 1,552 1,586,399
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
2.36%), 7.00% , 09/15/55 .... 1,431 1,478,715
TELUS Corp.
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity
+ 2.77%), 6.63% , 10/15/55 -
06/09/56 ............... 5,539 5,570,670
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
2.71%), 7.00% , 10/15/55 .... 980 1,013,308
9,649,092
Chile — 0.1%
AES Andes SA , (5-Year US
Treasury Yield Curve Rate T
Note Constant Maturity + 3.84%),
8.15% , 06/10/55
(a) (c)
.......... 9,576 9,982,980
Colombia — 0.0%
Promigas SA ESP , (5-Year US
Treasury Yield Curve Rate T
Note Constant Maturity + 3.63%),
7.75% , 06/24/56
(a) (c)
.......... 9,225 9,382,978
Denmark — 0.0%
Orsted A/S
(a)(b)
(5-Year U.K. Government Bonds
Note Generic Bid Yield + 2.14%),
2.50% , 02/18/3021 ........ GBP 4,754 4,987,764
(5-Year EURIBOR ICE Swap Rate +
2.59%), 5.13% , 03/14/3024 ... EUR 2,982 3,481,608
8,469,372
Finland — 0.0%
Stora Enso OYJ
(a)(b)(n)
(5-Year EURIBOR ICE Swap Rate +
2.84%), 5.63% ........... 1,825 2,125,621
(5-Year EURIBOR ICE Swap Rate +
3.12%), 5.88% ........... 1,550 1,809,148
3,934,769

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
France — 0.5%
(a)(n)
Agence France Locale , (5-Year
EURIBOR ICE Swap Rate + 4.93%),
7.00%
(b) (c)
................. EUR 10,100 $ 12,955,690
Air France-KLM , (5-Year EURIBOR ICE
Swap Rate + 3.58%), 5.75%
(b)
... 1,500 1,747,858
BNP Paribas Cardif SA , (5-Year
EURIBOR ICE Swap Rate + 3.37%),
6.00%
(b)
.................. 48,100 55,436,874
BNP Paribas SA
(c)
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
3.20%), 4.63% ........... USD 1,754 1,745,491
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
2.94%), 7.20% ........... 1,000 1,006,270
Electricite de France SA
(b)
(5-Year EURIBOR ICE Swap Rate +
3.37%), 2.88% ........... EUR 18,800 21,378,357
(5-Year EURIBOR ICE Swap Rate +
2.07%), 4.38% ........... 3,500 3,976,633
(5-Year EURIBOR ICE Swap Rate +
2.94%), 5.13% ........... 2,600 3,057,177
(5-Year U.K. Government Bonds
Note Generic Bid Yield + 3.78%),
7.38% ................. GBP 7,200 10,007,800
(5-Year EUR Swap Annual + 4.86%),
7.50% ................. EUR 33,600 41,276,711
RCI Banque SA , (5-Year EURIBOR ICE
Swap Rate + 3.84%), 6.13%
(b)
... 2,000 2,293,770
TotalEnergies SE , Series NC7 , (5-Year
EUR Swap Annual + 1.99%),
1.63%
(b)
.................. 55,129 61,333,658
Unibail-Rodamco-Westfield SE , (5-Year
EURIBOR ICE Swap Rate + 2.43%),
4.75%
(b)
.................. 3,900 4,475,639
Veolia Environnement SA
(b)
(5-Year EUR Swap Annual + 2.08%),
2.00% ................. 42,800 47,612,898
(5-Year EUR Swap Annual + 2.82%),
5.99% ................. 5,800 6,953,350
275,258,176
Germany — 0.5%
(a)(b)
Aroundtown Finance SARL
(n)
(5-Year EURIBOR ICE Swap Rate +
3.04%), 5.13% ........... 10,917 11,774,877
(5-Year EURIBOR ICE Swap Rate +
3.43%), 5.25% ........... 27,060 29,764,554
Bayer AG
(5-Year EUR Swap Annual + 3.11%),
3.13% , 11/12/79 .......... 8,200 9,276,519
(5-Year EUR Swap Annual + 3.75%),
4.50% , 03/25/82 .......... 5,500 6,321,789
(5-Year EUR Swap Annual + 4.46%),
5.38% , 03/25/82 .......... 7,100 8,355,241
Series NC5 , (5-Year EUR
Swap Annual + 3.43%),
6.63% , 09/25/83 .......... 30,800 36,992,773
(5-Year EUR Swap Annual + 3.90%),
7.00% , 09/25/83 .......... 13,800 17,439,437
Deutsche Bank AG
(n)
(5-Year EURIBOR ICE Swap Rate +
4.55%), 4.50% ........... 1,200 1,372,711
(5-Year EURIBOR ICE Swap Rate +
4.04%), 6.75% ........... 5,800 6,844,973
Security
Par (000)
Par (000) Value
Germany (continued)
(5-Year EURIBOR ICE Swap Rate +
4.60%), 7.13% ........... EUR 6,000 $ 7,319,450
(5-Year EURIBOR ICE Swap Rate +
5.11%), 7.38% ........... 6,400 7,943,355
(5-Year EURIBOR ICE Swap Rate +
5.26%), 8.13% ........... 4,200 5,231,984
Deutsche Lufthansa AG , (5-Year
EURIBOR ICE Swap Rate + 2.86%),
5.25% , 01/15/55 ............ 2,200 2,563,981
Volkswagen International Finance NV ,
(EUAMDB08 + 3.49%), 5.99%
(n)
.. 18,700 21,976,715
Wintershall Dea Finance 2 BV , (5-Year
EURIBOR ICE Swap Rate + 3.94%),
6.12%
(n)
.................. 6,971 8,253,925
181,432,284
Greece — 0.0%
(a)(b)(n)
Eurobank SA , (5-Year EURIBOR ICE
Swap Rate + 3.79%), 6.25% .... 5,425 6,316,042
National Bank of Greece SA , (5-Year
EURIBOR ICE Swap Rate + 3.32%),
5.80% ................... 3,275 3,746,393
10,062,435
Hong Kong — 0.0%
(b)(n)
Cas Capital No. 2 Ltd. , (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 2.53%), 6.25%
(a)
USD 1,666 1,672,248
Elect Global Investments Ltd. , 4.85% 4,026 3,044,662
FWD Group Holdings Ltd. , (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 3.08%), 6.68%
(a)
5,215 5,207,386
Nan Fung Treasury III Ltd. , 5.00% .. 3,125 2,318,750
Peak RE Bvi Holding Ltd. , (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 3.00%), 5.63%
(a)
6,380 6,372,025
18,615,071
India — 0.2%
(a)(b)(n)
Axis Bank Ltd. , (5-Year US Treasury
Yield Curve Rate T Note Constant
Maturity + 3.32%), 4.10% ...... 15,000 14,940,750
HDFC Bank Ltd. , (5-Year US Treasury
Yield Curve Rate T Note Constant
Maturity + 2.93%), 3.70% ...... 15,000 14,940,000
29,880,750
Ireland — 0.0%
AIB Group plc , (5-Year EURIBOR ICE
Swap Rate + 3.71%), 6.00%
(a) (b) (n)
. EUR 2,800 3,319,189
Italy — 0.2%
(a)(b)(n)
BPER Banca SpA , (5-Year EURIBOR
ICE Swap Rate + 4.35%), 6.50% . 3,749 4,472,080
Enel SpA
Series 6.5Y , (5-Year EUR Swap
Annual + 1.72%), 1.38% ..... 34,000 37,933,348
(5-Year EUR Swap Annual + 2.68%),
2.25% ................. 14,356 16,283,170
(5-Year EURIBOR ICE Swap Rate +
1.82%), 4.50% ........... 1,850 2,081,729
Eni SpA
Series NC6 , (5-Year EUR Swap
Annual + 2.20%), 2.00% ..... 4,427 5,005,186
(5-Year EURIBOR ICE Swap Rate +
1.64%), 4.13% ........... 5,940 6,719,126
(5-Year EUR Swap Annual + 2.40%),
4.88% ................. 4,225 4,895,021

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Italy (continued)
Intesa Sanpaolo SpA , (5-Year EUR
Swap Annual + 5.85%), 5.50% ... EUR 5,000 $ 5,825,820
Unipol Assicurazioni SpA , (5-Year EUR
Swap Annual + 6.74%), 6.38% ... 4,200 5,097,683
88,313,163
Japan — 0.1%
(a)
Nomura Holdings, Inc. , (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 3.08%), 7.00%
(n)
USD 1,000 1,025,512
Rakuten Group, Inc.
(n)
(5-Year EUR Swap Annual + 4.74%),
4.25%
(b)
................ EUR 27,126 30,696,071
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
4.25%), 8.13%
(c)
.......... USD 7,506 7,704,098
SoftBank Group Corp. , (5-Year
EURIBOR ICE Swap Rate + 4.46%),
6.50% , 10/29/62
(b)
........... EUR 1,940 2,047,691
Sumitomo Mitsui Financial Group, Inc. ,
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
1.90%), 6.45%
(n)
............ USD 7,700 7,666,261
49,139,633
Kuwait — 0.0%
NBK Tier 1 Ltd. , (6-Year USD Constant
Maturity + 2.88%), 3.63%
(a) (b) (n)
... 5,000 4,978,500
Luxembourg — 0.0%
Vivion Investments SARL
(5-Year EURIBOR ICE Swap Rate +
6.16%), 8.13%
(a) (b) (n)
........ EUR 3,100 3,185,096
Malaysia — 0.0%
Gohl Capital Holdings Ltd. , (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 3.71%), 7.63%
(a)
(b) (n)
..................... USD 18,842 18,206,083
Mexico — 0.0%
(a)(c)(n)
Banco Mercantil del Norte SA , (5-Year
US Treasury Yield Curve Rate T
Note Constant Maturity + 3.73%),
8.00% ................... 671 672,007
Cemex SAB de CV , (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 3.52%), 7.20% 820 853,784
1,525,791
Netherlands — 0.0%
NN Group NV , (5-Year EURIBOR ICE
Swap Rate + 3.45%), 5.75%
(a) (b) (n)
. EUR 2,850 3,316,002
Norway — 0.1%
Var Energi ASA
(a)(b)
(5-Year EURIBOR ICE Swap Rate +
2.31%), 4.95% , 04/29/86 .... 5,900 6,740,708
(5-Year EURIBOR ICE Swap Rate +
4.77%), 7.86% , 11/15/83 ..... 33,493 41,353,521
48,094,229
Portugal — 0.1%
EDP SA
(a)(b)
Series NC5. , (5-Year EUR
Swap Annual + 1.89%),
1.50% , 03/14/82 .......... 46,300 52,222,878
(5-Year EURIBOR ICE Swap Rate +
1.92%), 4.38% , 12/02/55 .... 3,000 3,388,292
Security
Par (000)
Par (000) Value
Portugal (continued)
(5-Year EUR Swap Annual + 3.18%),
5.94% , 04/23/83 .......... EUR 1,200 $ 1,420,923
57,032,093
Qatar — 0.1%
QIC Cayman Ltd. , (6-Year USD
Constant Maturity + 2.20%), 6.15%
(a)
(b) (n)
..................... USD 15,000 14,726,250
Singapore — 0.0%
Frasers Centrepoint Trust , (SDSOA5 +
2.22%), 3.98%
(a) (b) (n)
.......... SGD 8,000 6,338,164
Keppel REIT , (SDSOA3 + 2.23%),
3.78%
(a) (b) (n)
................ 12,500 9,762,390
Suntec REIT
(SDSOA5 + 2.66%), 4.48%
(a) (b) (n)
.. 10,500 8,247,826
United Overseas Bank Ltd. , (SDSOA7 +
0.94%), 3.00%
(a) (b) (n)
.......... 17,000 13,055,757
37,404,137
Spain — 0.6%
(a)(n)
Banco de Sabadell SA , (5-Year EUR
Swap Annual + 6.83%), 9.38%
(b)
.. EUR 12,000 15,089,587
Banco Santander SA , (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 2.84%), 7.25 % USD 1,000 1,016,465
CaixaBank SA
(b)
(5-Year EUR Swap Annual + 6.35%),
5.88% ................. EUR 8,000 9,340,833
(5-Year EURIBOR ICE Swap Rate +
3.94%), 6.25% ........... 3,400 4,096,590
Iberdrola Finanzas SA , (5-Year EUR
Swap Annual + 1.68%), 1.58%
(b)
.. 17,800 19,858,693
Iberdrola International BV , Series NC6 ,
(5-Year EUR Swap Annual + 1.83%),
1.45%
(b)
.................. 40,500 45,740,707
Repsol International Finance BV , (5-
Year EUR Swap Annual + 2.77%),
2.50%
(b)
.................. 60,763 69,037,770
Telefonica Emisiones SA
(b)
(5-Year EURIBOR ICE Swap Rate +
1.84%), 4.38% ........... 3,300 3,747,262
(EUAMDB08 + 2.13%), 4.88% ... 4,500 5,102,197
Telefonica Europe BV
(b)
(7-Year EUR Swap Annual + 2.66%),
2.50% ................. 2,200 2,493,946
(6-Year EUR Swap Annual + 2.87%),
2.88% ................. 1,200 1,348,066
(EUAMDB08 + 3.12%), 5.75% ... 4,900 5,921,283
(7-Year EUR Swap Annual + 3.35%),
6.14% ................. 7,700 9,354,314
192,147,713
Sweden — 0.0%
Heimstaden Bostad AB , (5-Year EUR
Swap Annual + 3.15%), 2.63%
(a) (b) (n)
13,277 14,956,629
Switzerland — 0.1%
UBS Group AG
(a)(n)
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
3.40%), 4.88%
(c)
.......... USD 1,833 1,828,319
(USISSO05 + 3.09%), 6.88%
(c)
... 30,953 31,041,283
(ADSWAP5 + 2.60%), 7.13%
(b)
... AUD 10,000 6,864,650
39,734,252

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Taiwan — 0.0%
Shin Kong Life Singapore Pte. Ltd. ,
6.95% , 06/26/35
(b)
........... USD 9,000 $ 9,394,560
Thailand — 0.0%
(a)(b)(n)
GC Treasury Center Co. Ltd.
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
2.82%), 6.50% ........... 14,870 14,721,300
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
3.16%), 7.13% ........... 10,670 10,576,637
Thaioil Treasury Center Co. Ltd. , (5-
Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.38%),
6.10% ................... 11,290 11,116,134
36,414,071
United Kingdom — 0.4%
(a)
Barclays Bank plc , (3-mo. SOFR +
1.81%), 6.28%
(n)
............ 4,000 4,130,000
Barclays plc
(n)
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
3.41%), 4.38% ........... 1,754 1,702,746
(5-Year EURIBOR ICE Swap Rate +
3.56%), 6.13%
(b)
.......... EUR 6,558 7,550,174
(5-Year U.K. Government Bonds
Note Generic Bid Yield + 6.96%),
8.88%
(b)
................ GBP 4,761 6,537,145
(5-year SONIA Mid-Swaps Rate +
5.64%), 9.25% ........... 14,825 20,893,660
British American Tobacco plc , (5-Year
EURIBOR ICE Swap Rate + 1.96%),
4.20%
(b) (n)
................. EUR 10,649 12,174,640
British Telecommunications Ltd.
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
2.99%), 4.25% , 11/23/81
(c)
... USD 3,919 3,893,964
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
2.99%), 4.25% , 11/23/81
(b)
... 25,562 25,398,702
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
3.49%), 4.88% , 11/23/81
(c)
... 3,628 3,503,472
(5-Year U.K. Government Bonds
Note Generic Bid Yield + 3.82%),
8.38% , 12/20/83
(b)
......... GBP 30,889 43,261,733
Centrica plc , (5-Year U.K. Government
Bonds Note Generic Bid Yield +
2.51%), 6.50% , 05/21/55
(b)
..... 7,105 9,647,678
HSBC Holdings plc
(n)
(SDSOA5 + 2.24%), 5.25%
(b)
.... SGD 9,750 7,762,319
Series 1 , (5-Year US Treasury Yield
Curve Rate T Note Constant
Maturity + 2.51%), 6.75% .... USD 1,000 1,006,709
Lloyds Banking Group plc , (5-Year U.K.
Government Bonds Note Generic
Bid Yield + 3.44%), 7.50%
(n)
..... GBP 545 745,375
Nationwide Building Society
(b)
(5-Year U.K. Government Bonds
Note Generic Bid Yield + 3.85%),
7.50%
(n)
................ 7,738 10,539,548
(5-Year U.K. Government Bonds
Note Generic Bid Yield + 3.59%),
7.88%
(n)
................ 1,100 1,523,222
10.25% , 12/31/79 ........... 2,500 4,244,640
Security
Par (000)
Par (000) Value
United Kingdom (continued)
NatWest Group plc , (5-Year U.K.
Government Bonds Note Generic
Bid Yield + 3.29%), 7.50%
(n)
..... GBP 4,089 $ 5,581,688
Standard Chartered plc
(n)
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
3.81%), 4.75%
(b)
.......... USD 3,377 3,177,757
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
2.87%), 7.00%
(c)
.......... 7,000 7,036,260
Vodafone Group plc
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
2.77%), 4.13% , 06/04/81 .... 11,446 10,650,282
(5-Year USD Swap Semi + 4.87%),
7.00% , 04/04/79 .......... 3,445 3,572,638
(5-Year U.K. Government Bonds
Note Generic Bid Yield + 3.84%),
8.00% , 08/30/86
(b)
......... GBP 1,452 2,083,285
196,617,637
United States — 0.3%
(a)
AES Corp. (The) , (5-Year US Treasury
Yield Curve Rate T Note Constant
Maturity + 2.89%), 6.95% , 07/15/55 USD 6,100 6,022,341
American National Group, Inc. , (5-Year
US Treasury Yield Curve Rate T
Note Constant Maturity + 3.18%),
7.00% , 12/01/55 ............ 2,044 1,995,906
Aptiv Swiss Holdings Ltd. , (5-Year
US Treasury Yield Curve Rate T
Note Constant Maturity + 3.39%),
6.88% , 12/15/54 ............ 1,561 1,595,539
Bank of New York Mellon Corp. (The) ,
Series M , (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity
+ 2.03%), 5.63%
(n)
........... 1,000 998,089
BP Capital Markets plc , (5-Year U.K.
Government Bonds Note Generic
Bid Yield + 3.89%), 4.25%
(b) (n)
... GBP 22,500 29,619,510
Citigroup, Inc.
(n)
Series GG , (5-Year US Treasury
Yield Curve Rate T Note Constant
Maturity + 2.89%), 6.88% .... USD 1,000 1,024,118
Series FF , (5-Year US Treasury Yield
Curve Rate T Note Constant
Maturity + 2.73%), 6.95% .... 1,000 1,023,025
CVS Health Corp.
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
2.52%), 6.75% , 12/10/54 .... 1,103 1,149,149
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
2.89%), 7.00% , 03/10/55 .... 4,554 4,727,972
DENTSPLY SIRONA, Inc. , (5-Year
US Treasury Yield Curve Rate T
Note Constant Maturity + 4.38%),
8.38% , 09/12/55 ............ 2,964 2,966,309
Edison International
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
3.66%), 7.88% , 06/15/54 .... 566 582,196
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
3.86%), 8.13% , 06/15/53 .... 2,750 2,825,870

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Energy Transfer LP
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
2.68%), 6.50% , 02/15/56 .... USD 2,531 $ 2,552,164
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
2.48%), 6.75% , 02/15/56 .... 1,519 1,551,710
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
2.83%), 7.13% , 10/01/54 .... 914 940,262
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
4.02%), 8.00% , 05/15/54 .... 287 304,667
EUSHI Finance, Inc. , (5-Year US
Treasury Yield Curve Rate T
Note Constant Maturity + 2.51%),
6.25% , 04/01/56 ............ 19 18,901
Global Atlantic Fin Co. , (5-Year US
Treasury Yield Curve Rate T
Note Constant Maturity + 3.61%),
7.95% , 10/15/54
(c)
........... 1,535 1,545,839
Goldman Sachs Group, Inc. (The) ,
Series Z , (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity
+ 2.46%), 6.85%
(n)
........... 1,000 1,028,199
HA Sustainable Infrastructure Capital,
Inc.
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
3.48%), 7.13% , 11/15/56 ..... 1,225 1,243,572
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
4.30%), 8.00% , 06/01/56 .... 1,760 1,864,470
Humana, Inc. , (5-Year US Treasury
Yield Curve Rate T Note Constant
Maturity + 2.89%), 6.63% , 09/15/56 2,951 2,942,135
JPMorgan Chase & Co.
(n)
Series PP , (5-Year US Treasury Yield
Curve Rate T Note Constant
Maturity + 2.08%), 6.10% .... 1,000 1,012,660
Series OO , (5-Year US Treasury
Yield Curve Rate T Note Constant
Maturity + 2.15%), 6.50% .... 1,000 1,024,011
NextEra Energy Capital Holdings, Inc. ,
(5-Year EURIBOR ICE Swap Rate +
1.59%), 4.00% , 05/15/56 ....... EUR 42,000 47,368,738
PacifiCorp
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
3.29%), 7.13% , 08/15/56 .... USD 328 325,798
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
3.32%), 7.38% , 09/15/55 .... 2,882 2,911,235
Paramount Global , (5-Year US Treasury
Yield Curve Rate T Note Constant
Maturity + 4.00%), 6.38% , 03/30/62 4,555 3,892,134
PG&E Corp.
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
3.23%), 6.85% , 09/15/56 .... 2,527 2,518,026
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
3.88%), 7.38% , 03/15/55 .... 5,783 5,892,773
Puget Energy, Inc. , (5-Year US Treasury
Yield Curve Rate T Note Constant
Maturity + 2.85%), 7.25% , 09/15/56 1,400 1,425,187
Security
Par (000)
Par (000) Value
United States (continued)
Stellantis NV
(b)(n)
(5-Year EURIBOR ICE Swap Rate +
3.77%), 6.25% ........... EUR 29,570 $ 33,123,541
(5-Year EURIBOR ICE Swap Rate +
4.24%), 6.88% ........... 11,700 13,048,365
(5-Year U.K. Government Bonds
Note Generic Bid Yield + 4.08%),
8.25% ................. GBP 11,050 14,309,928
Sunoco LP , (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity
+ 4.23%), 7.88%
(c) (n)
.......... USD 6,623 6,887,504
Venture Global LNG, Inc. , (5-Year
US Treasury Yield Curve Rate T
Note Constant Maturity + 5.44%),
9.00%
(c) (n)
................. 6,997 6,831,277
Wells Fargo & Co. , Series GG , (5-Year
US Treasury Yield Curve Rate T
Note Constant
Maturity
+ 2.34%),
6.13%
(n)
.................. 1,000 1,011,838
210,104,958
Total Capital Trusts — 3.4%
(Cost: $ 1,572,992,479 ) ........................... 1,619,936,889
Shares
Shares
Preferred Stocks — 1 .5%
Brazil — 0.0%
Azul SA .................... 174,971 1,572,989
Neon Payments Ltd.
(e) (f)
.......... 28,089 9,014,884
10,587,873
China — 0.2%
ByteDance Ltd. , Series E-1 , (Acquired
11/11/20 , cost $ 25,981,791 )
(e) (f) (k)
.. 237,116 79,253,652
Finland — 0.0%
Aiven OY , Series D
(e) (f)
........... 169,258 2,064,948
Germany — 0.0%
Volocopter GmbH , (Acquired 03/03/21 ,
cost $ 11,751,352 )
(e) (f) (k)
........ 2,211 —
Sweden — 0.0%
Volta Greentech AB , Series C ,
(Acquired 02/22/22 , cost
$ 5,952,131 )
(e) (f) (k)
............ 50,461 —
United Kingdom — 0.0%
10x Future Technologies Services Ltd. ,
Series D , (Acquired 12/19/23 , cost
$ 16,122,169 )
(e) (f) (k)
........... 425,677 1,157,510
United States — 1.3%
Alphabet, Inc. , Series A , 6.25%
(p)
... 346,750 17,646,107
Alphabet, Inc. , Series B , 6.25%
(p)
... 346,750 17,441,525
Anduril Engineering LLC , Series F
(e) (f)
688,766 47,490,416
Anduril Investors LLC , Series G
(e) (f)
.. 176,206 12,149,404
Anthropic PBC , Series F , (Acquired
08/18/25 , cost $ 36,911,802 )
(e) (f) (k)
. 261,846 154,229,781
Breeze Aviation Group, Inc. , Series
B , (Acquired 07/30/21 , cost
$ 7,738,156 )
(e) (f) (k)
............ 14,327 2,332,149
Bright Machines, Inc., Series C
(e) (f)
... 1,958,349 489,587
Bright Machines, Inc., Series C-1
(e) (f)
. 4,079,305 407,930
Cap Hill Brands , Class E
(e) (f)
....... 13,277,076 133
Clarify Health Solutions, Inc.
(e) (f)
.... 1,542,267 4,025,317

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
United States (continued)
CoreWeave, Inc. , 10.00% , ( 10.00%
Cash or 10.00 % PIK)
(f) (o)
....... 20,264,000 $ 22,087,760
Crescent Midstream Operating LLC
(e) (f) (l)
11,350,000 13,279,500
Davidson Homes, Inc. , 12.00% ,
( 12.00 % Cash or 12.00 % PIK)
(f) (o)
. 77,385 87,628,452
Dream Finders Homes, Inc.
(Preference) , 9.00%
(f) (n)
........ 58,891 58,817,386
Estately Operations LLC , Class E
(e) (f) (l)
4,284 2,142,000
Estately, Inc. , Class E , 479.59%
(f) (l)
.. 2,009 —
EXO Capital Technologies, Inc. ,
Series D , (Acquired 08/14/24 , cost
$ 284,712 )
(e) (f) (k)
.............. 466,497 345,208
Fluidstack CS I, Inc. , Series A , Class
E
(e) (f)
.................... 190,539 30,909,237
HNG Hospitality offshore LP , (Acquired
02/16/24 , cost $ 26,198,000 )
(e) (f) (k)
. 26,198,000 18,076,620
JumpCloud, Inc. , Series E-1 , (Acquired
10/30/20 , cost $ 8,237,574 )
(e) (f) (k)
.. 4,516,957 9,982,475
JumpCloud, Inc. , Series F , (Acquired
09/03/21 , cost $ 1,779,219 )
(e) (f) (k)
.. 297,096 843,753
Lessen Holdings, Inc. , Series B
(e) (f)
.. 542,406 5
Lessen Holdings, Inc. , Series BX
(e) (f)
. 1,460,424 15
Loadsmart, Inc. , Series C , (Acquired
10/05/20 , cost $ 7,500,000 )
(e) (f) (k)
.. 877,193 3,570,176
Loadsmart, Inc. , Series D , (Acquired
01/27/22 , cost $ 2,351,580 )
(e) (f) (k)
.. 117,579 933,577
Mythic AI, Inc. , Series C , (Acquired
01/26/21 , cost $ 4,357,643 )
(e) (f) (k)
.. 6,343 —
Noodle, Inc. , Series C , (Acquired
08/26/21 , cost $ 7,700,677 )
(e) (f) (k)
.. 862,850 9
PsiQuantum Corp. , Series D , (Acquired
05/21/21 , cost $ 3,512,029 )
(e) (f) (k)
.. 133,913 6,466,659
RapidSOS, Inc. , Series C-1
(e) (f)
..... 10,953,097 11,172,159
RSA Security LLC , Class A
(e) (f)
..... 524,037 5
RSA Security LLC , Class B
(e) (f)
..... 1,572,110 16
SCI PH Parent, Inc. , (Acquired
02/10/23 , cost $ 7,993,000 ) ,
12.50%
(a) (f) (k)
............... 7,993 11,152,793
Snorkel AI, Inc. , Series C , (Acquired
06/30/21 , cost $ 2,440,004 )
(e) (f) (k)
.. 162,454 4,899,613
True Anomaly, Inc. , Series D , Class
E
(e) (f)
.................... 1,263,669 32,931,214
Ursa Major Technologies, Inc. , Series
C , (Acquired 09/13/21 , cost
$ 7,831,305 )
(e) (f) (k)
............ 1,312,920 5,133,517
Ursa Major Technologies, Inc. , Series
D , (Acquired 10/14/22 , cost
$ 1,066,003 )
(e) (f) (k)
............ 160,843 651,414
Verge Genomics
(e) (f)
............ 1,583,866 253,419
Veritas Newco
(e)
............... 77,944 1,558,882
Veritas Newco, Series G-1
(e)
...... 53,806 1,049,222
Versa Networks, Inc. , Series
E , (Acquired 10/14/22 , cost
$ 27,065,882 ) , 12.00% , ( 12.00%
Cash or 12.00 % PIK)
(f) (k) (o)
...... 9,274,836 60,471,931
640,569,366
Total Preferred Stocks — 1.5%
(Cost: $ 603,410,609 ) ............................. 733,633,349
Security
Shares
Shares Value
Trust Preferreds — 0.0%
United States — 0.0%
Boeing Co. (The) , 6.00% , 10/15/27
(p)
. 80,550 $ 5,421,015
Total Trust Preferreds — 0.0%
(Cost: $ 4,027,500 ) .............................. 5,421,015
Total Preferred Securities — 4.9%
(Cost: $ 2,180,430,588 ) ........................... 2,358,991,253
Par (000)
Pa r (000)
U.S. Government Sponsored Agency Securities
Agency Obligations — 0.1%
Federal National Mortgage Association ,
Series T , 8.25%
(e) (n)
........... USD 1,500 13,192,500
Tennessee Valley Authority ,
5.25% , 02/01/55 ............ 33,500 32,896,395
46,088,895
Collateralized Mortgage Obligations — 3.0%
(a)
Federal Home Loan Mortgage Corp.
Seasoned Credit Risk Transfer Trust
Variable Rate Notes , Series 2018-1 ,
Class BX , 3.40% , 05/25/57 ..... 1,371 591,967
Federal Home Loan Mortgage Corp.
Variable Rate Notes
Class FH , (30-day Average SOFR
at 1.50% Floor/6.50% Cap +
1.50%), 5.13% , 06/25/55 .. 12,947 13,142,902
Series 413 , Class F26 , (30-day
Average SOFR at 1.20%
Floor/7.00% Cap + 1.20%),
4.83% , 05/25/54 ........ 26,705 26,994,070
Series 5386 , Class FD , (30-day
Average SOFR at 1.25%
Floor/7.00% Cap + 1.25%),
4.88% , 03/25/54 ........ 14,032 14,129,534
Series 5424 , Class FA , (30-day
Average SOFR at 1.20%
Floor/7.00% Cap + 1.20%),
4.83% , 06/25/54 ........ 30,623 30,957,974
Series 5448 , Class CF , (30-day
Average SOFR at 1.00%
Floor/7.00% Cap + 1.00%),
4.63% , 09/25/54 ........ 52,779 53,094,954
Series 5458 , Class DF , (30-day
Average SOFR at 1.10%
Floor/6.50% Cap + 1.10%),
4.73% , 10/25/54 ........ 35,812 35,918,311
Series 5458 , Class FB , (30-day
Average SOFR at 1.15%
Floor/6.50% Cap + 1.15%),
4.78% , 10/25/54 ........ 66,900 67,167,907
Series 5467 , Class FC , (30-day
Average SOFR at 1.06%
Floor/6.50% Cap + 1.06%),
4.69% , 10/25/54 ........ 59,183 59,310,339
Series 5468 , Class WF , (30-day
Average SOFR at 1.10%
Floor/6.50% Cap + 1.10%),
4.73% , 11/25/54 ........ 15,560 15,605,945
Series 5469 , Class F , (30-day
Average SOFR at 1.10%
Floor/6.50% Cap + 1.10%),
4.73% , 09/25/54 ........ 15,797 15,843,898

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 5470 , Class AF , (30-day
Average SOFR at 1.10%
Floor/6.50% Cap + 1.10%),
4.73% , 11/25/54 ........ USD 20,679 $ 20,740,624
Series 5478 , Class FD , (30-day
Average SOFR at 1.40%
Floor/6.50% Cap + 1.40%),
5.03% , 02/25/54 ........ 8,470 8,557,831
Series 5478 , Class FH , (30-day
Average SOFR at 1.45%
Floor/6.50% Cap + 1.45%),
5.08% , 04/25/54 ........ 28,645 28,982,315
Series 5479 , Class FB , (30-day
Average SOFR at 1.40%
Floor/6.50% Cap + 1.40%),
5.03% , 12/25/54 ........ 7,031 7,103,399
Series 5480 , Class FA , (30-day
Average SOFR at 1.45%
Floor/6.50% Cap + 1.45%),
5.08% , 03/25/54 ........ 28,426 28,550,857
Series 5482 , Class FB , (30-day
Average SOFR at 1.50%
Floor/6.50% Cap + 1.50%),
5.13% , 12/25/54 ........ 16,898 17,152,541
Series 5500 , Class DF , (30-day
Average SOFR at 1.35%
Floor/6.50% Cap + 1.35%),
4.98% , 10/25/54 ........ 11,450 11,567,048
Series 5502 , Class EF , (30-day
Average SOFR at 1.40%
Floor/6.50% Cap + 1.40%),
5.03% , 02/25/55 ........ 9,108 9,214,797
Series 5505 , Class FB , (30-day
Average SOFR at 1.50%
Floor/6.50% Cap + 1.50%),
5.13% , 02/25/55 ........ 24,267 24,595,190
Series 5505 , Class JF , (30-day
Average SOFR at 1.45%
Floor/6.50% Cap + 1.45%),
5.08% , 02/25/55 ........ 61,634 62,454,658
Series 5508 , Class FE , (30-day
Average SOFR at 1.60%
Floor/6.50% Cap + 1.60%),
5.23% , 02/25/55 ........ 12,252 12,449,260
Series 5511 , Class QF , (30-day
Average SOFR at 1.35%
Floor/6.50% Cap + 1.35%),
4.98% , 03/25/55 ........ 95,214 96,095,623
Series 5515 , Class FB , (30-day
Average SOFR at 1.40%
Floor/6.50% Cap + 1.40%),
5.03% , 03/25/55 ........ 9,851 9,966,258
Series 5539 , Class FC , (30-day
Average SOFR at 1.50%
Floor/6.50% Cap + 1.50%),
5.13% , 05/25/55 ........ 12,572 12,761,260
Series 5543 , Class FC , (30-day
Average SOFR at 1.50%
Floor/6.50% Cap + 1.50%),
5.13% , 06/25/55 ........ 9,555 9,698,001
Series 5543 , Class FG , (30-day
Average SOFR at 1.50%
Floor/6.50% Cap + 1.50%),
5.13% , 06/25/55 ........ 9,741 9,887,508
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 5543 , Class FM , (30-day
Average SOFR at 1.50%
Floor/6.50% Cap + 1.50%),
5.13% , 06/25/55 ........ USD 12,869 $ 13,062,098
Series 5563 , Class FA , (30-day
Average SOFR at 1.35%
Floor/6.50% Cap + 1.35%),
4.98% , 08/25/55 ........ 23,636 23,858,329
Series 5570 , Class FA , (30-day
Average SOFR at 1.40%
Floor/6.50% Cap + 1.40%),
5.03% , 05/25/55 ........ 14,195 14,363,441
Series 5574 , Class FB , (30-day
Average SOFR at 1.35%
Floor/6.50% Cap + 1.35%),
4.98% , 09/25/55 ........ 11,781 11,898,374
Federal National Mortgage Association
Variable Rate Notes
Series 2023-35 , Class FC , (30-
day Average SOFR at 1.10%
Floor/7.00% Cap + 1.10%),
4.73% , 08/25/53 ........ 19,424 19,592,941
Series 2023-68 , Class FB , (30-
day Average SOFR at 1.05%
Floor/7.00% Cap + 1.05%),
4.68% , 01/25/54 ........ 18,965 19,105,128
Series 2024-30 , Class FC , (30-
day Average SOFR at 1.05%
Floor/7.00% Cap + 1.05%),
4.68% , 06/25/54 ........ 39,388 39,677,622
Series 2024-38 , Class FE , (30-
day Average SOFR at 1.05%
Floor/7.00% Cap + 1.05%),
4.68% , 06/25/54 ........ 36,763 37,024,588
Series 2024-51 , Class BF , (30-
day Average SOFR at 1.15%
Floor/7.00% Cap + 1.15%),
4.78% , 08/25/54 ........ 19,838 20,046,293
Series 2024-63 , Class FH , (30-
day Average SOFR at 1.10%
Floor/7.00% Cap + 1.10%),
4.73% , 09/25/54 ........ 13,172 13,287,249
Series 2024-75 , Class FC , (30-
day Average SOFR at 0.95%
Floor/7.00% Cap + 0.95%),
4.58% , 10/25/54 ........ 43,750 43,851,968
Series 2024-88 , Class FC , (30-
day Average SOFR at 1.40%
Floor/6.50% Cap + 1.40%),
5.03% , 12/25/54 ........ 10,781 10,893,473
Series 2024-91 , Class FA , (30-
day Average SOFR at 1.20%
Floor/7.00% Cap + 1.20%),
4.83% , 12/25/54 ........ 47,936 48,486,256
Series 2024-94 , Class FB , (30-
day Average SOFR at 1.42%
Floor/6.50% Cap + 1.42%),
5.05% , 12/25/54 ........ 57,966 58,643,278
Series 2024-95 , Class FC , (30-
day Average SOFR at 1.40%
Floor/6.50% Cap + 1.40%),
5.03% , 12/25/54 ........ 3,989 4,035,135
Series 2024-96 , Class FA , (30-
day Average SOFR at 1.40%
Floor/6.50% Cap + 1.40%),
5.03% , 12/25/54 ........ 17,356 17,501,204

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 2025-1 , Class FX , (30-day
Average SOFR at 1.35%
Floor/6.50% Cap + 1.35%),
4.98% , 02/25/55 ........ USD 12,250 $ 12,362,266
Series 2025-13 , Class FB , (30-
day Average SOFR at 1.30%
Floor/6.50% Cap + 1.30%),
4.93% , 03/25/55 ........ 104,337 105,238,874
Series 2025-18 , Class FH , (30-
day Average SOFR at 1.40%
Floor/6.50% Cap + 1.40%),
5.03% , 08/25/54 ........ 6,542 6,617,995
Series 2025-2 , Class FG , (30-day
Average SOFR at 1.45%
Floor/6.50% Cap + 1.45%),
5.08% , 02/25/55 ........ 25,317 25,437,369
Series 2025-21 , Class FB , (30-
day Average SOFR at 1.30%
Floor/6.50% Cap + 1.30%),
4.93% , 07/25/53 ........ 23,061 23,245,798
Series 2025-31 , Class FA , (30-
day Average SOFR at 1.30%
Floor/6.50% Cap + 1.30%),
4.93% , 06/25/54 ........ 39,426 39,761,228
Series 2025-32 , Class FA , (30-
day Average SOFR at 1.25%
Floor/6.50% Cap + 1.25%),
4.88% , 05/25/55 ........ 33,898 34,134,825
Series 2025-35 , Class FJ , (30-
day Average SOFR at 1.60%
Floor/6.50% Cap + 1.60%),
5.23% , 05/25/55 ........ 15,099 15,373,786
Series 2025-42 , Class FA , (30-
day Average SOFR at 1.50%
Floor/6.50% Cap + 1.50%),
5.13% , 06/25/55 ........ 9,082 9,218,039
Series 2025-42 , Class FE , (30-
day Average SOFR at 1.55%
Floor/6.50% Cap + 1.55%),
5.18% , 06/25/55 ........ 16,982 17,268,454
Series 2025-63 , Class DF , (30-
day Average SOFR at 1.40%
Floor/6.50% Cap + 1.40%),
5.03% , 08/25/55 ........ 9,416 9,523,636
Series 2025-9 , Class FG , (30-day
Average SOFR at 1.35%
Floor/6.50% Cap + 1.35%),
4.98% , 03/25/55 ........ 7,235 7,300,917
Government National Mortgage
Association Variable Rate Notes
Series 2024-125 , Class HF , (30-
day Average SOFR at 1.00%
Floor/7.00% Cap + 1.00%),
4.61% , 08/20/54 ........ 34,447 34,678,740
Series 2024-51 , Class TF , (30-
day Average SOFR at 1.00%
Floor/7.00% Cap + 1.00%),
4.61% , 03/20/54 ........ 6,191 6,229,656
Series 2024-96 , Class FL , (30-
day Average SOFR at 1.15%
Floor/6.50% Cap + 1.15%),
4.76% , 06/20/54 ........ 11,488 11,510,003
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 2025-9 , Class FE , (30-day
Average SOFR at 1.25%
Floor/6.50% Cap + 1.25%),
4.86% , 01/20/55 ........ USD 10,743 $ 10,816,519
1,466,580,453
Commercial Mortgage-Backed Securities — 0.0%
Federal Home Loan Mortgage Corp.
Variable Rate Notes
(a)(c)
Series 2017-KGX1 , Class BFX ,
3.71% , 10/25/27 ........ 2,876 2,792,253
Series 2018-K80 , Class B ,
4.38% , 08/25/50 ........ 2,888 2,813,071
Series 2018-W5FX , Class CFX ,
3.79% , 04/25/28 ........ 10,680 10,059,125
Series 2019-K99 , Class C ,
3.76% , 10/25/52 ........ 1,000 940,375
Federal National Mortgage Association
Variable Rate Notes , Series 2024-
P015 , Class A1 , 4.44% , 11/25/32
(a)
372 367,142
Government National Mortgage
Association
Series 2023-119 , Class AD ,
2.25% , 04/16/65 ........ 2,661 2,121,128
Series 2025-126 , Class AD ,
5.00% , 05/16/65 ........ 4,429 4,370,063
Series 2025-129 , Class AB ,
4.75% , 09/16/54 ........ 6,475 6,376,364
Series 2025-130 , Class AL ,
4.75% , 08/16/56 ........ 6,478 6,378,888
Series 2025-88 , Class AT ,
5.00% , 06/16/58 ........ 9,820 9,752,397
Government National Mortgage
Association Variable Rate Notes
(a)
Series 2023-118 , Class BA ,
3.75% , 05/16/65 ........ 2,572 2,307,272
Series 2023-50 , Class AC ,
3.25% , 09/16/63 ........ 2,140 1,895,695
50,173,773
Interest Only Collateralized Mortgage Obligations — 0.1%
Federal Home Loan Mortgage
Corp. , Series 5112 , Class KI ,
3.50% , 06/25/51 ............ 24,837 4,536,235
Federal Home Loan Mortgage Corp.
Seasoned Credit Risk Transfer Trust
Variable Rate Notes , Series 2017-3 ,
Class BIO , 1.57% , 07/25/56
(a) (c)
.. 6,449 758,223
Government National Mortgage
Association , Series 2022-78 , Class
D , 3.00% , 08/20/51 .......... 47,717 8,267,761
13,562,219
Interest Only Commercial Mortgage-Backed Securities — 0.0%
Federal Home Loan Mortgage Corp. ,
Series 2019-KW08 , Class X2A ,
0.10% , 01/25/29
(c)
........... 246,027 486,347
Federal Home Loan Mortgage Corp.
Multifamily Structured Pass-
Through Certificates Variable Rate
Notes , Series KL06 , Class XFX ,
1.46% , 12/25/29
(a)
........... 11,282 441,808
Government National Mortgage
Association Variable Rate Notes
(a)
Series 2009-80 , 1.56% , 09/16/51 1,839 197,400
Series 2013-30 , 0.53% , 09/16/53 6,050 85,595
Series 2016-36 , 0.64% , 08/16/57 1,419 37,895

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Interest Only Commercial Mortgage-Backed Securities (continued)
Series 2016-96 , 0.77% , 12/16/57 USD 7,939 $ 292,319
1,541,364
Mortgage-Backed Securities — 31.1%
Federal National Mortgage Association ,
5.81% , 06/01/31 ............ 10,626 10,868,260
Government National Mortgage
Association
(v)
4.50% , 07/15/56 - 08/15/56 ... 622,154 597,177,612
5.50% , 07/15/56 - 08/15/56 ... 730,342 733,392,051
Uniform Mortgage-Backed Securities
6.00% , 03/01/38 - 11/01/55 ... 76,307 78,216,892
4.50% , 09/01/43 - 03/01/56 ... 33,942 32,535,313
4.00% , 09/01/44 - 01/01/46 ... 68 65,185
5.00% , 09/01/52 - 05/01/56 ... 218,818 215,920,986
5.00% , 06/01/54 - 12/01/54
(w)
.. 1,407,648 1,394,404,302
5.50% , 04/01/55 - 05/01/56 ... 46,481 46,824,522
2.50% , 07/25/56
(v)
......... 1,251,235 1,045,270,060
3.00% , 07/25/56
(v)
......... 329,751 287,450,130
3.50% , 07/25/56
(v)
......... 3,671,297 3,330,555,130
4.00% , 07/25/56
(v)
......... 422,435 394,777,839
4.50% , 07/25/56
(v)
......... 1,040,051 996,255,097
5.00% , 07/25/56
(v)
......... 573,771 563,731,029
5.50% , 07/25/56
(v)
......... 3,159,391 3,169,486,012
6.00% , 07/25/56
(v)
......... 517,472 528,985,141
6.50% , 07/25/56
(v)
......... 898,349 929,222,830
3.50% , 08/25/56
(v)
......... 798,800 724,130,924
15,079,269,315
Principal Only Collateralized Mortgage Obligations — 0.0%
Federal Home Loan Mortgage Corp.
Seasoned Credit Risk Transfer
Trust , Series 2017-3 , Class B ,
0.00% , 07/25/56
(c) (i)
.......... 3,949 629,679
Total U.S. Government Sponsored Agency Securities
—
34 .3%
(Cost: $ 16,594,131,809 ) ........................... 16,657,845,698
U.S. Treasury Obligations
U.S. Treasury Bonds
3.00% , 08/15/52
(x) (y)
.......... 186,365 132,137,153
3.63% , 02/15/53
(x)
........... 3,000 2,399,063
4.63% , 05/15/54 - 02/15/55
(x) (y)
... 116,215 110,430,392
4.50% , 11/15/54
(x) (y)
.......... 150,000 139,634,766
4.75% , 08/15/55 - 02/15/56
(x) (y)
... 84,800 82,307,281
U.S. Treasury Notes
3.75% , 04/30/28
(q) (x)
.......... 50,250 49,886,865
3.50% , 01/15/29
(x) (y)
.......... 260,000 255,825,781
4.13% , 02/15/36
(x) (y)
.......... 22,600 22,049,125
Total U.S. Treasury Obligations — 1.6%
(Cost: $ 824,826,249 ) ............................. 794,670,426
Shares
Shares
Warrants
Brazil — 0.0%
Lavoro Ltd. ( Issued/Exercisable
12/27/22 , 1 Share for 1 Warrant,
Expires 12/27/27 , Strike Price USD
11.50 )
(e)
.................. 147,996 104
Security
Shares
Shares Value
Germany — 0.0%
Tonies SE ( Issued/Exercisable
04/30/21 , 1 Share for 1 Warrant,
Expires 11/26/26 , Strike Price EUR
11.50 )
(e)
.................. 196,295 $ 336,430
Israel — 0.0%
Deep Instinct Ltd. , Series D , (Acquired
09/20/22 , cost $ 0 ) ( Issued/
Exercisable 09/20/22 , 1 Share for 1
Warrant, Expires 09/20/32 )
(e) (f) (k)
.. 111,033 1,110
Japan — 0.0%
(e)(f)
Daiwa House Industry Co. Ltd. ( Issued/
Exercisable 02/06/24 , 1 Share for 1
Warrant, Expires 03/30/29 ) ..... 11,000,000 175,446
Daiwa House Industry Co. Ltd. ( Issued/
Exercisable 01/29/24 , 1 Share for 1
Warrant, Expires 03/15/29 )
(b)
.... 14,000,000 434,209
Money Forward, Inc. ( Issued/
Exercisable 08/18/23 , 1 Share for
1 Warrant, Expires 08/18/28 , Strike
Price JPY 2.50 )
(b)
............ 4,000,000 30,927
Nagoya Railroad Co. Ltd. ( Issued/
Exercisable 06/05/24 , 1 Share for 1
Warrant, Expires 06/06/34 )
(b)
.... 15,000,000 976,033
Nagoya Railroad Co. Ltd. ( Issued/
Exercisable 06/05/24 , 1 Share for 1
Warrant, Expires 06/06/33 )
(b)
.... 11,000,000 564,885
Taiyo Yuden Co. Ltd. ( Issued/
Exercisable 03/06/24 , 1 Share for 1
Warrant, Expires 10/22/30 )
(b)
.... 8,000,000 18,098,957
Taiyo Yuden Co. Ltd. ( Issued/
Exercisable 03/06/24 , 1 Share for 1
Warrant, Expires 10/22/30 )
(b)
.... 2,000,000 4,579,076
24,859,533
Luxembourg — 0.0%
HomeToGo SE ( Issued/Exercisable
02/17/21 , 1 Share for 1 Warrant,
Expires 09/21/26 , Strike Price EUR
11.50 )
(e)
.................. 109,138 1
United Kingdom — 0.0%
10x Future Technologies Services Ltd. ,
(Acquired 12/19/23 , cost $ 0 ) ( Issued/
Exercisable 12/19/23 , 1 Share for
1 Warrant, Expires 11/17/30 , Strike
Price GBP 0.01 )
(e) (f) (k)
......... 512,859 20,408
United States — 0.1%
(e)
Aurora Innovation, Inc. ( Issued/
Exercisable 05/04/21 , 1 Share for
1 Warrant, Expires 11/03/26 , Strike
Price USD 11.50 ) ............ 45,680 14,618
Cirkul, Inc. ( Issued/Exercisable
05/01/25 , 1 Share for 1 Warrant,
Expires 04/25/35 , Strike Price USD
0.01 )
(f)
................... 48,605 —
Cirkul, Inc. ( Issued/Exercisable
05/01/25 , 1 Share for 1 Warrant,
Expires 04/25/35 , Strike Price USD
35.41 )
(f)
.................. 49,850 1
Crown PropTech Acquisitions ( Issued/
Exercisable 01/25/21 , 1 Share for
1 Warrant, Expires 03/11/27 , Strike
Price USD 11.50 ) ............ 199,600 13,972

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
United States (continued)
Davidson Homes, Inc. , Class A ( Issued/
Exercisable 05/16/24 , 1 Share for
1 Warrant, Expires 05/16/34 , Strike
Price USD 8.47 )
(f)
........... 537,085 $ 1,369,567
EVgo, Inc. ( Issued/Exercisable
11/10/20 , 1 Share for 1 Warrant,
Expires 07/01/26 , Strike Price USD
11.50 ) ................... 213,790 1,518
Flagstar Financial, Inc. , (Acquired
03/07/24 , cost $ 0 ) ( Issued/
Exercisable 03/11/24 , 1,000 Shares
for 1 Warrant, Expires 03/11/31 ,
Strike Price USD 2.50 )
(f) (k)
...... 3,551 10,845,003
FLYR, Inc. , Series D-X ( Issued/
Exercisable 08/18/25 , 1 Share for
1 Warrant, Expires 12/31/49 , Strike
Price USD 0.01 )
(f)
........... 64,041 1
GTT Communications, Inc. ( Issued/
Exercisable 11/14/25 , 1 Share for
1 Warrant, Expires 12/30/27 , Strike
Price USD 0.01 )
(f) (l)
........... 141,923 4,186,728
Hippo Holdings, Inc. ( Issued/
Exercisable 01/04/21 , 1 Share for
1 Warrant, Expires 08/02/26 , Strike
Price USD 11.50 ) ............ 7,405 6
Insight M, Inc. ( Issued/Exercisable
01/31/24 , 1 Share for 1 Warrant,
Strike Price USD 0.34 )
(f)
....... 13,198,015 132
Offerpad Solutions, Inc. ( Issued/
Exercisable 10/13/20 , 1 Share for
1 Warrant, Expires 09/01/26 , Strike
Price USD 11.50 ) ............ 369,311 775
Palladyne AI Corp. ( Issued/Exercisable
12/21/20 , 1 Share for 1 Warrant,
Expires 09/24/26 , Strike Price USD
11.50 ) ................... 505,097 15,911
Palladyne AI Corp. ( Issued/Exercisable
01/15/21 , 1 Share for 1 Warrant,
Expires 06/15/27 , Strike Price USD
69.00 ) ................... 128,364 4,043
RapidSOS, Inc. ( Issued/Exercisable
12/13/23 , 1 Share for 1 Warrant,
Expires 12/13/33 , Strike Price USD
0.01 )
(f)
................... 6,073,125 6,133,856
Sonder Enterprises, Inc. ( Issued/
Exercisable 04/11/25 , 1 Share for
1 Warrant, Expires 04/11/30 , Strike
Price USD 1.00 )
(f)
........... 1,032,088 10
Sonder Enterprises, Inc. ( Issued/
Exercisable 12/30/24 , 1 Share for
1 Warrant, Expires 12/30/29 , Strike
Price USD 0.01 )
(f)
........... 103,459 1
Versa Networks, Inc. , Series E ,
(Acquired 10/14/22 , cost $ 0 ) ( Issued/
Exercisable 10/14/22 , 1 Share for
1 Warrant, Expires 10/07/32 , Strike
Price USD 0.01 )
(f) (k)
.......... 1,143,143 5,692,852
Security
Shares
Shares Value
United States (continued)
Volato Group, Inc. , (Acquired 12/03/23 ,
cost $ 299,148 ) ( Issued/Exercisable
12/04/23 , 1 Share for 1 Warrant,
Expires 12/03/28 , Strike Price USD
11.50 )
(k)
.................. 299,148 $ 7,180
28,286,174
Total Warrants — 0 .1%
(Cost: $ 5,983,641 ) .............................. 53,503,760
Total Long-Term Investments — 124 .5%
(Cost: $ 60,319,988,796 ) ........................... 60,492,293,259
Par (000)
Pa r (000)
Short-Term Securities
Borrowed Bond Agreements — 0.7%
(z)
Barclays Bank plc , 1.00% , 07/24/26
(Purchased on 06/26/26 to be
repurchased at USD 5,121,531 ,
collateralized by Weatherford
International Ltd. , 8.63%, due at
04/30/30 , par and fair value of
USD 5,034,000 and $ 5,098,063 ,
respectively) ............... USD 5,121 5,120,819
Barclays Bank plc , 1.05% , 07/24/26
(Purchased on 06/26/26 to be
repurchased at USD 2,400,100 ,
collateralized by Ford Motor Co. ,
5.29%, due at 12/08/46 , par and
fair value of USD 2,900,000 and
$ 2,385,091 , respectively) ...... 2,400 2,399,750
Barclays Bank plc , 2.90% , 07/24/26
(Purchased on 06/26/26 to be
repurchased at USD 178,072 ,
collateralized by JPMorgan Chase
& Co. , 1.95%, due at 02/04/32 , par
and fair value of USD 200,000 and
$ 176,048 , respectively) ........ 178 178,000
Barclays Bank plc , 3.15% , 07/24/26
(Purchased on 06/26/26 to be
repurchased at USD 99,544 ,
collateralized by Wells Fargo & Co. ,
3.58%, due at 05/22/28 , par and fair
value of USD 100,000 and $ 99,164 ,
respectively) ............... 100 99,500
Barclays Bank plc , 3.20% , 07/24/26
(Purchased on 06/26/26 to be
repurchased at USD 24,485,778 ,
collateralized by Republic of
Indonesia , 5.35%, due at 02/11/49 ,
par and fair value of USD
25,000,000 and $ 23,812,500 ,
respectively) ............... 24,475 24,474,900
Barclays Bank plc , 3.20% , 07/24/26
(Purchased on 06/26/26 to be
repurchased at USD 300,509 ,
collateralized by Ford Motor Credit
Co. LLC , 5.11%, due at 05/03/29 ,
par and fair value of USD 300,000
and $ 297,911 , respectively) ..... 300 300,375

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Barclays Bank plc , 3.30% , 07/24/26
(Purchased on 06/26/26 to be
repurchased at USD 380,674 ,
collateralized by Walt Disney Co.
(The) , 4.63%, due at 03/23/40 , par
and fair value of USD 400,000 and
$ 373,814 , respectively) ........ USD 381 $ 380,500
Barclays Bank plc , 3.40% , 07/24/26
(Purchased on 06/26/26 to be
repurchased at USD 102,799 ,
collateralized by Bank of Nova
Scotia (The) , 4.85%, due at
02/01/30 , par and fair value of USD
100,000 and $ 100,656 , respectively) 103 102,750
Barclays Bank plc , 3.40% , 07/24/26
(Purchased on 06/26/26 to be
repurchased at USD 6,695,203 ,
collateralized by Valaris Ltd. , 8.38%,
due at 04/30/30 , par and fair value
of USD 6,382,000 and $ 6,627,567 ,
respectively) ............... 6,692 6,692,043
Barclays Bank plc , 3.40% , 07/24/26
(Purchased on 06/26/26 to be
repurchased at USD 93,544 ,
collateralized by Bank of America
Corp. , 2.50%, due at 02/13/31 , par
and fair value of USD 100,000 and
$ 92,412 , respectively) ........ 94 93,500
Barclays Bank plc , 3.40% , 07/24/26
(Purchased on 06/26/26 to be
repurchased at USD 88,444 ,
collateralized by AstraZeneca plc ,
4.38%, due at 08/17/48 , par and fair
value of USD 100,000 and $ 86,171 ,
respectively) ............... 88 88,402
Barclays Bank plc , 3.40% , 07/24/26
(Purchased on 06/26/26 to be
repurchased at USD 194,342 ,
collateralized by Bank of America
Corp. , 3.19%, due at 07/23/30 , par
and fair value of USD 200,000 and
$ 191,150 , respectively) ........ 194 194,250
Barclays Bank plc , 3.40% , 07/24/26
(Purchased on 06/26/26 to be
repurchased at USD 302,768 ,
collateralized by Charter
Communications Operating LLC ,
5.05%, due at 03/30/29 , par and
fair value of USD 300,000 and
$ 298,858 , respectively) ........ 303 302,625
Barclays Bank plc , 3.40% , 07/24/26
(Purchased on 06/26/26 to be
repurchased at USD 1,164,049 ,
collateralized by JPMorgan Chase
& Co. , 2.55%, due at 11/08/32 , par
and fair value of USD 1,300,000 and
$ 1,156,134 , respectively) ...... 1,164 1,163,500
Barclays Bank plc , 3.40% , 07/24/26
(Purchased on 06/26/26 to be
repurchased at USD 424,140 ,
collateralized by AerCap Ireland
Capital DAC , 6.15%, due at
09/30/30 , par and fair value of USD
400,000 and $ 417,939 , respectively) 424 423,940
Security
Par (000)
Par (000) Value
Barclays Bank plc , 3.40% , 07/24/26
(Purchased on 06/26/26 to be
repurchased at USD 16,522,407 ,
collateralized by Republic of
Philippines , 5.50%, due at
01/17/48 , par and fair value of
USD 16,667,000 and $ 16,089,989 ,
respectively) ............... USD 16,515 $ 16,514,608
Barclays Bank plc , 3.40% , 07/24/26
(Purchased on 06/26/26 to be
repurchased at USD 376,610 ,
collateralized by Telefonica
Emisiones SA , 5.52%, due at
03/01/49 , par and fair value of USD
400,000 and $ 367,197 , respectively) 376 376,432
Barclays Bank plc , 3.40% , 07/24/26
(Purchased on 06/26/26 to be
repurchased at USD 89,292 ,
collateralized by Bank of America
Corp. , 1.92%, due at 10/24/31 , par
and fair value of USD 100,000 and
$ 88,733 , respectively) ........ 89 89,250
Barclays Bank plc , 3.40% , 07/24/26
(Purchased on 06/26/26 to be
repurchased at USD 1,819,197 ,
collateralized by SMBC Aviation
Capital Finance DAC , 2.30%, due
at 06/15/28 , par and fair value of
USD 1,900,000 and $ 1,815,303 ,
respectively) ............... 1,818 1,818,338
Barclays Bank plc , 3.40% , 07/24/26
(Purchased on 06/26/26 to be
repurchased at USD 533,127 ,
collateralized by Union Pacific
Corp. , 3.95%, due at 08/15/59 , par
and fair value of USD 700,000 and
$ 518,660 , respectively) ........ 533 532,875
Barclays Bank plc , 3.40% , 07/24/26
(Purchased on 06/26/26 to be
repurchased at USD 5,094,537 ,
collateralized by Open Text Holdings,
Inc. , 4.13%, due at 12/01/31 , par
and fair value of USD 5,803,000 and
$ 5,094,374 , respectively) ...... 5,092 5,092,133
Barclays Bank plc , 3.40% , 07/24/26
(Purchased on 06/26/26 to be
repurchased at USD 1,998,443 ,
collateralized by Mosaic Co. (The) ,
4.05%, due at 11/15/27 , par and
fair value of USD 2,000,000 and
$ 1,986,428 , respectively) ...... 1,998 1,997,500
Barclays Bank plc , 3.40% , 07/24/26
(Purchased on 06/26/26 to be
repurchased at USD 309,896 ,
collateralized by Targa Resources
Corp. , 5.20%, due at 07/01/27 , par
and fair value of USD 300,000 and
$ 301,864 , respectively) ........ 310 309,750
Barclays Bank plc , 3.40% , 07/24/26
(Purchased on 06/26/26 to be
repurchased at USD 1,212,572 ,
collateralized by CDW LLC , 5.55%,
due at 08/22/34 , par and fair value
of USD 1,200,000 and $ 1,184,851 ,
respectively) ............... 1,212 1,212,000

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Barclays Bank plc , 3.40% , 07/24/26
(Purchased on 06/26/26 to be
repurchased at USD 98,922 ,
collateralized by Aviation Capital
Group LLC , 3.50%, due at 11/01/27 ,
par and fair value of USD 100,000
and $ 98,348 , respectively) ..... USD 99 $ 98,875
Barclays Bank plc , 1.98% , Open
(Purchased on 01/19/26 to be
repurchased at USD 8,625,888 ,
collateralized by Aegis Lux 1a SARL ,
5.63%, due at 10/29/31 , par and
fair value of EUR 7,300,000 and
$ 8,468,178 , respectively)
(aa)
..... EUR 7,491 8,559,012
Barclays Bank plc , 3.40% , Open
(Purchased on 01/29/26 to be
repurchased at USD 16,482,510 ,
collateralized by Rivian Holdings
LLC , 10.00%, due at 01/15/31 , par
and fair value of USD 17,148,000
and $ 17,079,425 , respectively)
(aa)
. USD 16,248 16,247,730
BNP Paribas SA , 2.90% , 07/07/26
(Purchased on 06/25/26 to be
repurchased at USD 1,846,990 ,
collateralized by Altice France Lux
3 , 10.00%, due at 01/15/33 , par and
fair value of USD 1,800,000 and
$ 1,770,434 , respectively) ...... 1,846 1,846,098
BNP Paribas SA , 3.15% , 07/07/26
(Purchased on 06/30/26 to be
repurchased at USD 101,009 ,
collateralized by Goodyear Tire &
Rubber Co. (The) , 5.25%, due at
04/30/31 , par and fair value of USD
100,000 and $ 90,240 , respectively) 101 101,000
BNP Paribas SA , 3.35% , 07/07/26
(Purchased on 06/25/26 to be
repurchased at USD 533,548 ,
collateralized by Lowe's Cos., Inc. ,
1.70%, due at 10/15/30 , par and
fair value of USD 600,000 and
$ 530,770 , respectively) ........ 533 533,250
BNP Paribas SA , 3.41% , 07/07/26
(Purchased on 06/25/26 to be
repurchased at USD 1,829,164 ,
collateralized by Bank of America
Corp. , 2.68%, due at 06/19/41 , par
and fair value of USD 2,500,000 and
$ 1,814,696 , respectively) ...... 1,828 1,828,125
BNP Paribas SA , 3.41% , 07/07/26
(Purchased on 06/25/26 to be
repurchased at USD 951,165 ,
collateralized by Boeing Co. (The) ,
5.81%, due at 05/01/50 , par and
fair value of USD 900,000 and
$ 889,169 , respectively) ........ 951 950,625
BNP Paribas SA , 1.80% , Open
(Purchased on 06/15/26 to be
repurchased at USD 7,410,318 ,
collateralized by Infrastrutture
Wireless Italiane SpA , 1.75%, due
at 04/19/31 , par and fair value of
EUR 7,100,000 and $ 7,410,469 ,
respectively)
(aa)
............. EUR 6,481 7,405,135
Security
Par (000)
Par (000) Value
BNP Paribas SA , 2.19% , Open
(Purchased on 04/29/25 to be
repurchased at USD 40,118,691 ,
collateralized by Bonos y
Obligaciones del Estado , 0.50%,
due at 10/31/31 , par and fair value of
EUR 40,000,000 and $ 40,505,855 ,
respectively)
(aa)
............. EUR 34,991 $ 39,980,945
BNP Paribas SA , 2.20% , Open
(Purchased on 04/29/25 to be
repurchased at USD 39,957,027 ,
collateralized by Bonos y
Obligaciones del Estado , 0.70%,
due at 04/30/32 , par and fair value of
EUR 40,000,000 and $ 40,409,789 ,
respectively)
(aa)
............. 34,850 39,819,153
BofA Securities, Inc. , 3.00% , 09/14/26
(Purchased on 06/25/26 to be
repurchased at USD 432,716 ,
collateralized by Celanese US
Holdings LLC , 7.70%, due at
11/15/33 , par and fair value of USD
400,000 and $ 427,373 , respectively) USD 433 432,500
BofA Securities, Inc. , 3.35% , 09/14/26
(Purchased on 06/25/26 to be
repurchased at USD 403,725 ,
collateralized by Oncor Electric
Delivery Co. LLC , 4.65%, due at
11/01/29 , par and fair value of USD
400,000 and $ 400,266 , respectively) 404 403,500
BofA Securities, Inc. , 3.37% , 09/14/26
(Purchased on 06/25/26 to be
repurchased at USD 3,916,198 ,
collateralized by Metropolitan Life
Global Funding I , 5.05%, due at
01/08/34 , par and fair value of
USD 3,800,000 and $ 3,816,165 ,
respectively) ............... 3,914 3,914,000
BofA Securities, Inc. , 3.37% , 09/14/26
(Purchased on 06/25/26 to be
repurchased at USD 197,861 ,
collateralized by Prologis LP , 2.13%,
due at 04/15/27 , par and fair value
of USD 200,000 and $ 196,842 ,
respectively) ............... 198 197,750
BofA Securities, Inc. , 3.40% , 09/14/26
(Purchased on 06/25/26 to be
repurchased at USD 90,801 ,
collateralized by QUALCOMM, Inc. ,
4.80%, due at 05/20/45 , par and fair
value of USD 100,000 and $ 89,200 ,
respectively) ............... 91 90,750
BofA Securities, Inc. , 3.40% , 09/14/26
(Purchased on 06/25/26 to be
repurchased at USD 4,852,748 ,
collateralized by Oracle Corp. ,
4.90%, due at 02/06/33 , par and
fair value of USD 5,000,000 and
$ 4,740,618 , respectively) ...... 4,850 4,850,000
BofA Securities, Inc. , 3.40% , 09/14/26
(Purchased on 06/30/26 to be
repurchased at USD 7,248,603 ,
collateralized by Open Text Holdings,
Inc. , 4.13%, due at 02/15/30 , par
and fair value of USD 7,783,000 and
$ 7,129,631 , respectively) ...... 7,248 7,247,919

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
BofA Securities, Inc. , 3.42% , 09/14/26
(Purchased on 06/25/26 to be
repurchased at USD 6,895,303 ,
collateralized by JPMorgan Chase
& Co. , 4.95%, due at 10/22/35 , par
and fair value of USD 6,900,000 and
$ 6,808,404 , respectively) ...... USD 6,891 $ 6,891,375
BofA Securities, Inc. , 3.43% , 09/14/26
(Purchased on 06/25/26 to be
repurchased at USD 1,203,813 ,
collateralized by Wells Fargo & Co. ,
6.49%, due at 10/23/34 , par and
fair value of USD 1,100,000 and
$ 1,187,275 , respectively) ...... 1,203 1,203,125
BofA Securities, Inc. , 3.43% , 09/14/26
(Purchased on 06/25/26 to be
repurchased at USD 199,364 ,
collateralized by Goldman Sachs
Group, Inc. (The) , 5.02%, due at
10/23/35 , par and fair value of USD
200,000 and $ 196,453 , respectively) 199 199,250
Citigroup Global Markets Ltd. ,
0.00% , Open (Purchased on
06/30/26 to be repurchased at USD
685,219 , collateralized by Bonos y
Obligaciones del Estado , 3.95%,
due at 10/31/56 , par and fair value
of EUR 601,000 and $ 673,522 ,
respectively)
(aa)
............. EUR 600 685,219
Citigroup Global Markets, Inc. ,
3.42% , Open (Purchased on
06/26/26 to be repurchased at USD
34,204,623 , collateralized by Space
Exploration Technologies Corp. ,
5.88%, due at 07/15/36 , par and
fair value of USD 34,500,000 and
$ 34,008,720 , respectively)
(aa)
.... USD 34,198 34,198,125
Deutsche Bank AG , 1.70% , Open
(Purchased on 09/22/25 to be
repurchased at USD 11,934,506 ,
collateralized by Orsted A/S , 4.13%,
due at 03/01/35 , par and fair value of
EUR 10,000,000 and $ 11,521,731 ,
respectively)
(aa)
............. EUR 10,323 11,795,402
J.P. Morgan Securities LLC ,
3.10% , 07/31/26 (Purchased on
06/22/26 to be repurchased at USD
98,952 , collateralized by Americold
Realty Operating Partnership LP ,
5.41%, due at 09/12/34 , par and fair
value of USD 100,000 and $ 97,195 ,
respectively) ............... USD 99 98,875
J.P. Morgan Securities LLC ,
3.41% , 07/31/26 (Purchased on
06/22/26 to be repurchased at
USD 4,282,147 , collateralized by
OneMain Finance Corp. , 6.50%,
due at 03/15/33 , par and fair value
of USD 4,300,000 and $ 4,231,335 ,
respectively) ............... 4,279 4,278,500
J.P. Morgan Securities LLC ,
3.42% , 07/31/26 (Purchased on
06/22/26 to be repurchased at USD
305,886 , collateralized by Bank
of America Corp. , 5.02%, due at
07/22/33 , par and fair value of USD
300,000 and $ 300,445 , respectively) 306 305,625
Security
Par (000)
Par (000) Value
J.P. Morgan Securities LLC ,
3.42% , 07/31/26 (Purchased on
06/22/26 to be repurchased at USD
972,080 , collateralized by United
Parcel Service, Inc. , 5.50%, due
at 05/22/54 , par and fair value of
USD 1,000,000 and $ 963,956 ,
respectively) ............... USD 971 $ 971,250
J.P. Morgan Securities LLC ,
3.42% , 07/31/26 (Purchased on
06/22/26 to be repurchased at USD
99,335 , collateralized by Mondelez
International, Inc. , 4.75%, due at
08/28/34 , par and fair value of USD
100,000 and $ 98,188 , respectively) 99 99,250
J.P. Morgan Securities LLC ,
3.42% , 07/31/26 (Purchased on
06/22/26 to be repurchased at USD
1,310,870 , collateralized by Toronto-
Dominion Bank (The) , 3.63%, due
at 09/15/31 , par and fair value of
USD 1,300,000 and $ 1,297,018 ,
respectively) ............... 1,310 1,309,750
J.P. Morgan Securities LLC ,
3.43% , 07/31/26 (Purchased on
06/22/26 to be repurchased at
USD 652,559 , collateralized by
NRG Energy, Inc. , 5.88%, due at
05/15/34 , par and fair value of USD
652,000 and $ 648,570 , respectively) 652 652,000
J.P. Morgan Securities plc ,
1.75% , Open (Purchased on
05/08/26 to be repurchased at USD
7,517,953 , collateralized by Intrum
Investments & Financing AB , 8.50%,
due at 09/11/30 , par and fair value
of EUR 7,000,000 and $ 7,600,346 ,
respectively)
(aa)
............. EUR 6,566 7,501,752
J.P. Morgan Securities plc ,
1.95% , Open (Purchased on
05/27/25 to be repurchased at USD
2,919,247 , collateralized by Banco
Santander SA , 3.63%, par and
fair value of EUR 2,800,000 and
$ 3,099,303 , respectively)
(n) (aa)
.... 2,551 2,914,224
J.P. Morgan Securities plc ,
2.00% , Open (Purchased on
05/29/26 to be repurchased at
USD 2,265,292 , collateralized by
Discovery Global Holdings, Inc. ,
4.69%, due at 05/17/33 , par and
fair value of EUR 2,100,000 and
$ 2,231,498 , respectively)
(aa)
..... 1,979 2,261,491
Morgan Stanley & Co. LLC ,
3.42% , 03/15/32 (Purchased on
05/29/26 to be repurchased at
USD 6,451,203 , collateralized by
Discovery Global Holdings, Inc. ,
4.28%, due at 03/15/32 , par and
fair value of USD 7,000,000 and
$ 6,281,450 , respectively) ...... USD 6,431 6,431,042

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Nomura Securities International,
Inc. , 3.00% , Open (Purchased
on 06/08/26 to be repurchased at
USD 202,137 , collateralized by
National Fuel Gas Co. , 4.75%,
due at 09/01/28 , par and fair value
of USD 200,000 and $ 199,534 ,
respectively)
(aa)
............. USD 202 $ 201,750
Nomura Securities International,
Inc. , 3.30% , Open (Purchased on
06/08/26 to be repurchased at USD
535,502 , collateralized by Sammons
Financial Group, Inc. , 6.88%, due
at 04/15/34 , par and fair value
of USD 500,000 and $ 534,625 ,
respectively)
(aa)
............. 534 534,375
Nomura Securities International,
Inc. , 3.35% , Open (Purchased on
06/08/26 to be repurchased at USD
589,258 , collateralized by New
York Life Insurance Co. , 3.75%,
due at 05/15/50 , par and fair value
of USD 800,000 and $ 590,654 ,
respectively)
(aa)
............. 588 588,000
Nomura Securities International,
Inc. , 3.40% , Open (Purchased on
06/08/26 to be repurchased at USD
466,010 , collateralized by NetApp,
Inc. , 2.70%, due at 06/22/30 , par
and fair value of USD 500,000 and
$ 460,811 , respectively)
(aa)
...... 465 465,000
Nomura Securities International,
Inc. , 3.45% , Open (Purchased
on 06/08/26 to be repurchased at
USD 102,976 , collateralized by
Motorola Solutions, Inc. , 5.60%,
due at 06/01/32 , par and fair value
of USD 100,000 and $ 102,911 ,
respectively)
(aa)
............. 103 102,750
RBC Capital Markets LLC ,
3.05% , Open (Purchased on
06/04/26 to be repurchased at
USD 9,342 , collateralized by Zayo
Group Holdings, Inc. , 9.00%, due at
09/09/30 , par and fair value of USD
9,439 and $ 9,323 , respectively)
(aa)
9 9,321
RBC Capital Markets LLC ,
3.20% , Open (Purchased on
06/04/26 to be repurchased at USD
1,340,810 , collateralized by McAfee
Corp. , 7.38%, due at 02/15/30 , par
and fair value of USD 1,520,000 and
$ 1,291,608 , respectively)
(aa)
..... 1,338 1,337,600
RBC Capital Markets LLC ,
3.25% , Open (Purchased on
06/04/26 to be repurchased at
USD 102,750 , collateralized
by Northwestern Mutual Global
Funding , 4.71%, due at 01/10/29 ,
par and fair value of USD 100,000
and $ 100,454 , respectively)
(aa)
... 103 102,500
Security
Par (000)
Par (000) Value
RBC Capital Markets LLC ,
3.25% , Open (Purchased on
06/04/26 to be repurchased at USD
2,447,712 , collateralized by SMBC
Aviation Capital Finance DAC ,
5.45%, due at 05/03/28 , par and
fair value of USD 2,400,000 and
$ 2,426,071 , respectively)
(aa)
..... USD 2,442 $ 2,441,760
RBC Capital Markets LLC ,
3.40% , Open (Purchased on
06/04/26 to be repurchased at
USD 412,433 , collateralized by
Cooperatieve Rabobank UA , 4.80%,
due at 01/09/29 , par and fair value
of USD 400,000 and $ 403,259 ,
respectively)
(aa)
............. 411 411,384
RBC Capital Markets LLC ,
3.40% , Open (Purchased on
06/04/26 to be repurchased at USD
762,941 , collateralized by Marsh
& McLennan Cos., Inc. , 4.75%,
due at 03/15/39 , par and fair value
of USD 800,000 and $ 756,781 ,
respectively)
(aa)
............. 761 761,000
RBC Capital Markets LLC ,
3.40% , Open (Purchased on
06/04/26 to be repurchased at
USD 297,312 , collateralized by
Nationwide Building Society , 3.96%,
due at 07/18/30 , par and fair value
of USD 300,000 and $ 292,180 ,
respectively)
(aa)
............. 297 296,556
RBC Capital Markets LLC ,
3.40% , Open (Purchased on
06/04/26 to be repurchased at
USD 191,236 , collateralized by
JPMorgan Chase & Co. , 2.07%,
due at 06/01/29 , par and fair value
of USD 200,000 and $ 190,665 ,
respectively)
(aa)
............. 191 190,750
RBC Capital Markets LLC ,
3.40% , Open (Purchased on
06/04/26 to be repurchased at USD
604,538 , collateralized by Alexandria
Real Estate Equities, Inc. , 4.50%,
due at 07/30/29 , par and fair value
of USD 600,000 and $ 593,210 ,
respectively)
(aa)
............. 603 603,000
RBC Capital Markets LLC ,
3.40% , Open (Purchased on
06/04/26 to be repurchased at USD
162,122 , collateralized by Elevance
Health, Inc. , 6.10%, due at 10/15/52 ,
par and fair value of USD 157,000
and $ 161,009 , respectively)
(aa)
... 162 161,710
RBC Capital Markets LLC ,
3.40% , Open (Purchased on
06/04/26 to be repurchased at USD
960,899 , collateralized by UBS
Group AG , 5.96%, due at 01/12/34 ,
par and fair value of USD 900,000
and $ 937,850 , respectively)
(aa)
... 958 958,455

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
RBC Capital Markets LLC ,
3.40% , Open (Purchased on
06/04/26 to be repurchased at
USD 218,305 , collateralized by
Home Depot, Inc. (The) , 5.88%,
due at 12/16/36 , par and fair value
of USD 200,000 and $ 212,937 ,
respectively)
(aa)
............. USD 218 $ 217,750
RBC Capital Markets LLC ,
3.40% , Open (Purchased on
06/04/26 to be repurchased at USD
707,926 , collateralized by Canadian
Imperial Bank of Commerce , 4.63%,
due at 09/11/30 , par and fair value
of USD 700,000 and $ 697,031 ,
respectively)
(aa)
............. 706 706,125
RBC Capital Markets LLC , 3.40% , Open
(Purchased on 06/04/26 to be
repurchased at USD 2,320,277 ,
collateralized by Blackstone Private
Credit Fund , 4.95%, due at 09/26/27 ,
par and fair value of USD 2,300,000
and $ 2,289,907 , respectively)
(aa)
.. 2,314 2,314,375
RBC Capital Markets LLC ,
3.40% , Open (Purchased on
06/04/26 to be repurchased at USD
461,800 , collateralized by CSX
Corp. , 4.75%, due at 05/30/42 , par
and fair value of USD 500,000 and
$ 460,545 , respectively)
(aa)
...... 461 460,625
RBC Capital Markets LLC ,
3.40% , Open (Purchased on
06/04/26 to be repurchased at
USD 149,490 , collateralized by Bell
Telephone Co. of Canada or Bell
Canada , 5.10%, due at 05/11/33 , par
and fair value of USD 148,000 and
$ 147,937 , respectively)
(aa)
...... 149 149,110
RBC Capital Markets LLC ,
3.40% , Open (Purchased on
06/04/26 to be repurchased at USD
230,085 , collateralized by Morgan
Stanley , 3.22%, due at 04/22/42 , par
and fair value of USD 300,000 and
$ 229,071 , respectively)
(aa)
...... 230 229,500
RBC Capital Markets LLC ,
3.40% , Open (Purchased on
06/04/26 to be repurchased at USD
492,503 , collateralized by Duke
Energy Progress LLC , 3.45%, due
at 03/15/29 , par and fair value
of USD 500,000 and $ 487,188 ,
respectively)
(aa)
............. 491 491,250
RBC Capital Markets LLC ,
3.40% , Open (Purchased on
06/04/26 to be repurchased at USD
209,282 , collateralized by Morgan
Stanley , 6.41%, due at 11/01/29 , par
and fair value of USD 200,000 and
$ 207,046 , respectively)
(aa)
...... 209 208,750
RBC Capital Markets LLC ,
3.40% , Open (Purchased on
06/04/26 to be repurchased at
USD 1,252,812 , collateralized by
Dominion Energy, Inc. , 3.38%, due
at 04/01/30 , par and fair value of
USD 1,300,000 and $ 1,241,053 ,
respectively)
(aa)
............. 1,250 1,249,625
Security
Par (000)
Par (000) Value
RBC Capital Markets LLC ,
3.40% , Open (Purchased on
06/04/26 to be repurchased at
USD 599,274 , collateralized by
American Express Co. , 4.99%,
due at 05/26/33 , par and fair value
of USD 600,000 and $ 596,707 ,
respectively)
(aa)
............. USD 598 $ 597,750
RBC Capital Markets LLC ,
3.40% , Open (Purchased on
06/04/26 to be repurchased at
USD 904,551 , collateralized by
Cigna Group (The) , 3.40%, due
at 03/01/27 , par and fair value
of USD 900,000 and $ 894,704 ,
respectively)
(aa)
............. 902 902,250
RBC Capital Markets LLC ,
3.40% , Open (Purchased on
06/04/26 to be repurchased at USD
91,733 , collateralized by National
Health Investors, Inc. , 3.00%, due
at 02/01/31 , par and fair value
of USD 100,000 and $ 90,627 ,
respectively)
(aa)
............. 92 91,500
RBC Capital Markets LLC ,
3.40% , Open (Purchased on
06/04/26 to be repurchased at USD
295,502 , collateralized by KKR
Group Finance Co. VI LLC , 3.75%,
due at 07/01/29 , par and fair value
of USD 300,000 and $ 290,196 ,
respectively)
(aa)
............. 295 294,750
RBC Capital Markets LLC , 3.40% , Open
(Purchased on 06/04/26 to be
repurchased at USD 306,028 ,
collateralized by Essential Utilities,
Inc. , 4.80%, due at 08/15/27 , par
and fair value of USD 300,000 and
$ 300,917 , respectively)
(aa)
...... 305 305,250
RBC Capital Markets LLC ,
3.40% , Open (Purchased on
06/04/26 to be repurchased at USD
300,013 , collateralized by Penske
Truck Leasing Co. LP , 3.40%, due
at 11/15/26 , par and fair value
of USD 300,000 and $ 298,791 ,
respectively)
(aa)
............. 299 299,250
RBC Capital Markets LLC ,
3.40% , Open (Purchased on
06/04/26 to be repurchased at USD
1,607,836 , collateralized by AerCap
Ireland Capital DAC , 3.40%, due
at 10/29/33 , par and fair value of
USD 1,800,000 and $ 1,600,005 ,
respectively)
(aa)
............. 1,604 1,603,746
RBC Capital Markets LLC ,
3.40% , Open (Purchased on
06/04/26 to be repurchased at
USD 154,142 , collateralized by
Met Tower Global Funding , 5.25%,
due at 04/12/29 , par and fair value
of USD 150,000 and $ 152,472 ,
respectively)
(aa)
............. 154 153,750

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
RBC Capital Markets LLC ,
3.40% , Open (Purchased on
06/04/26 to be repurchased at
USD 142,518 , collateralized by
O'Reilly Automotive, Inc. , 1.75%,
due at 03/15/31 , par and fair value
of USD 162,000 and $ 141,645 ,
respectively)
(aa)
............. USD 142 $ 142,155
RBC Capital Markets LLC ,
3.40% , Open (Purchased on
06/04/26 to be repurchased at
USD 298,133 , collateralized by
Continental Resources, Inc. , 2.27%,
due at 11/15/26 , par and fair value
of USD 300,000 and $ 297,259 ,
respectively)
(aa)
............. 297 297,375
RBC Europe Ltd. , 3.73% , Open
(Purchased on 04/29/25 to be
repurchased at USD 24,583,812 ,
collateralized by U.K. Treasury
Inflation Linked Bonds , 0.13%, due
at 03/22/46 , par and fair value of
GBP 18,086,000 and $ 25,142,090 ,
respectively)
(aa)
............. GBP 18,415 24,427,037
Total Borrowed Bond Agreements — 0.7%
(Cost: $ 331,390,969 ) ............................. 330,568,196
Foreign Government Obligations — 0.5%
Brazil — 0.4%
Letras do Tesouro Nacional Treasury
Bills
(ab)
13.79% , 10/01/26 ........... BRL 735 137,740,468
12.32% , 04/01/27 ........... 180 31,625,639
169,366,107
Egypt — 0.1%
Arab Republic of Egypt Treasury Bills
(ab)
23.66% , 07/21/26 ........... EGP 34,475 695,061
24.31% , 10/20/26 ........... 1,093,100 20,786,588
22.26% , 11/17/26 ........... 134,450 2,506,919
24.56% , 06/29/27 ........... 1,896,300 31,069,656
55,058,224
Total Foreign Government Obligations — 0.5%
(Cost: $ 221,044,953 ) ............................. 224,424,331
Shares
Shares
Money Market Funds — 1.4%
(t)(ac)
BlackRock Cash Funds: Institutional, SL
Agency Shares , 3.82%
(ad)
...... 524,741,994 524,899,417
BlackRock Liquidity Funds, T-Fund,
Institutional Class , 3.54% ...... 175,548,398 175,548,398
Total Money Market Funds — 1 .4%
(Cost: $ 700,415,245 ) ............................. 700,447,815
Par (000)
Pa r (000)
U.S. Treasury Obligations — 0.5%
U.S. Treasury Bills
(ab)
3.60%
, 07/07/26
(x)
..........
USD 100,000 99,940,550
3.59%
, 07/21/26
..........
50,000 49,899,959
3.62%
, 07/23/26
(x)
..........
45,000 44,901,321
Security
Par (000)
Par (000) Value
3.68%
, 07/28/26
..........
USD 50,000 $ 49,864,484
3.62%
, 07/30/26
(x)
..........
1,000 997,104
Total U.S. Treasury Obligations — 0.5%
(Cost: $ 245,603,174 ) ............................. 245,603,418
Total Short-Term Securities — 3.1%
(Cost: $ 1,498,454,341 ) ........................... 1,501,043,760
Total Options Purchased — 0 .2%
(Cost: $ 104,081,213 ) ............................. 93,738,644
Total Investments Before Options Written, Borrowed Bonds, TBA
Sale Commitments and Investments Sold Short — 127.8%
(Cost: $ 61,922,524,350 ) ........................... 62,087,075,663
Total Options Written — ( 0 .5 ) %
(Premiums Received — $ (222,134,395) ) ............... (220,779,005)
Borrowed Bonds
Corporate Bonds — ( 0 .4 ) %
Canada — (0.1)%
Bank of Nova Scotia (The) ,
4.85% , 02/01/30 ............ (100) (100,656)
Bell Telephone Co. of Canada or Bell
Canada , 5.10% , 05/11/33 ...... (148) (147,937)
Canadian Imperial Bank of Commerce ,
(1-day SOFR + 1.34%),
4.63% , 09/11/30
(a)
........... (700) (697,031)
Open Text Holdings, Inc.
(c)
:
4.13% , 12/01/31 ............ (5,803) (5,094,374)
4.13% , 02/15/30 ............ (7,783) (7,129,631)
Toronto-Dominion Bank (The) , (5-
Year USD Swap Semi + 2.21%),
3.63% , 09/15/31
(a)
........... (1,300) (1,297,018)
(14,466,647)
Ireland — (0.0)%
AerCap Ireland Capital DAC:
3.40% , 10/29/33 ............ (1,800) (1,600,005)
6.15% , 09/30/30 ............ (400) (417,939)
SMBC Aviation Capital Finance DAC
(c)
:
2.30% , 06/15/28 ............ (1,900) (1,815,303)
5.45% , 05/03/28 ............ (2,400) (2,426,071)
(6,259,318)
Italy — (0.0)%
Infrastrutture Wireless Italiane SpA ,
1.75% , 04/19/31 ............ EUR (7,100) (7,410,469)
Luxembourg — (0.0)%
Aegis Lux 1a SARL , 5.63%
,
( 5.63%
Cash or 6.38 % PIK), 10/29/31
(o)
.. (7,300) (8,468,178)
Altice France Lux 3 , 10.00% , 01/15/33
(c)
USD (1,800) (1,770,434)
(10,238,612)
Netherlands — (0.0)%
Cooperatieve Rabobank UA ,
4.80% , 01/09/29 ............ (400) (403,259)
Spain — (0.0)%
Telefonica Emisiones SA ,
5.52% , 03/01/49 ............ (400) (367,197)
Sweden — (0.0)%
Intrum Investments & Financing AB ,
8.50% , 09/11/30
(c)
........... EUR (7,000) (7,600,346)

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Switzerland — (0.0)%
UBS Group AG , (1-Year US
Treasury Yield Curve Rate T
Note Constant Maturity + 2.20%),
5.96% , 01/12/34
(a) (c)
.......... USD (900) $ (937,850)
United Kingdom — (0.0)%
AstraZeneca plc , 4.38% , 08/17/48 .. (100) (86,171)
Nationwide Building Society , (3-mo.
SOFR + 2.12%), 3.96% , 07/18/30
(a) (c)
(300) (292,180)
(378,351)
United States — (0.3)%
Alexandria Real Estate Equities, Inc. ,
4.50% , 07/30/29 ............ (600) (593,210)
American Express Co. , (1-day SOFR +
2.26%), 4.99% , 05/26/33
(a)
..... (600) (596,707)
Americold Realty Operating Partnership
LP , 5.41% , 09/12/34 .......... (100) (97,195)
Aviation Capital Group LLC ,
3.50% , 11/01/27
(c)
........... (100) (98,348)
Bank of America Corp.
(a)
:
(1-day SOFR + 1.37%),
1.92% , 10/24/31 .......... (100) (88,733)
(3-mo. CME Term SOFR + 1.25%),
2.50% , 02/13/31 .......... (100) (92,412)
(1-day SOFR + 1.93%),
2.68% , 06/19/41 .......... (2,500) (1,814,696)
(3-mo. CME Term SOFR + 1.44%),
3.19% , 07/23/30 .......... (200) (191,150)
(1-day SOFR + 2.16%),
5.02% , 07/22/33 .......... (300) (300,445)
Blackstone Private Credit Fund ,
4.95% , 09/26/27
(c)
........... (2,300) (2,289,907)
Boeing Co. (The) , 5.81% , 05/01/50 .. (900) (889,169)
CDW LLC , 5.55% , 08/22/34 ....... (1,200) (1,184,851)
Celanese US Holdings LLC ,
7.70% , 11/15/33
(g)
........... (400) (427,373)
Charter Communications Operating
LLC , 5.05% , 03/30/29 ......... (300) (298,858)
Cigna Group (The) , 3.40% , 03/01/27 . (900) (894,704)
Continental Resources, Inc. ,
2.27% , 11/15/26
(c)
........... (300) (297,259)
CSX Corp. , 4.75% , 05/30/42 ...... (500) (460,545)
Discovery Global Holdings, Inc.:
4.28% , 03/15/32 ............ (7,000) (6,281,450)
4.69% , 05/17/33 ............ EUR (2,100) (2,231,498)
Dominion Energy, Inc. , Series C ,
3.38% , 04/01/30 ............ USD (1,300) (1,241,053)
Duke Energy Progress LLC ,
3.45% , 03/15/29 ............ (500) (487,188)
Elevance Health, Inc. , 6.10% , 10/15/52 (157) (161,009)
Essential Utilities, Inc. , 4.80% , 08/15/27 (300) (300,917)
Ford Motor Co. , 5.29% , 12/08/46 ... (2,900) (2,385,091)
Ford Motor Credit Co. LLC ,
5.11% , 05/03/29 ............ (300) (297,911)
Goldman Sachs Group, Inc.
(The) , (1-day SOFR + 1.42%),
5.02% , 10/23/35
(a)
........... (200) (196,453)
Goodyear Tire & Rubber Co. (The) ,
5.25% , 04/30/31 ............ (100) (90,240)
Home Depot, Inc. (The) ,
5.88% , 12/16/36 ............ (200) (212,937)
JPMorgan Chase & Co.
(a)
:
(1-day SOFR + 1.07%),
1.95% , 02/04/32 .......... (200) (176,048)
(1-day SOFR + 1.02%),
2.07% , 06/01/29 .......... (200) (190,665)
Security
Par (000)
Par (000) Value
United States (continued)
(1-day SOFR + 1.18%),
2.55% , 11/08/32 .......... USD (1,300) $ (1,156,134)
(1-day SOFR + 1.34%),
4.95% , 10/22/35 .......... (6,900) (6,808,404)
KKR Group Finance Co. VI LLC ,
3.75% , 07/01/29
(c)
........... (300) (290,196)
Lowe's Cos., Inc. , 1.70% , 10/15/30 .. (600) (530,770)
Marsh & McLennan Cos., Inc. ,
4.75% , 03/15/39 ............ (800) (756,781)
McAfee Corp. , 7.38% , 02/15/30
(c)
... (1,520) (1,291,608)
Met Tower Global Funding ,
5.25% , 04/12/29
(c)
........... (150) (152,472)
Metropolitan Life Global Funding I ,
5.05% , 01/08/34
(c)
........... (3,800) (3,816,165)
Mondelez International, Inc. ,
4.75% , 08/28/34 ............ (100) (98,188)
Morgan Stanley
(a)
:
(1-day SOFR + 1.49%),
3.22% , 04/22/42 .......... (300) (229,071)
(1-day SOFR + 1.83%),
6.41% , 11/01/29 .......... (200) (207,046)
Mosaic Co. (The) , 4.05% , 11/15/27 .. (2,000) (1,986,428)
Motorola Solutions, Inc. ,
5.60% , 06/01/32 ............ (100) (102,911)
National Fuel Gas Co. , 4.75% , 09/01/28 (200) (199,534)
National Health Investors, Inc. ,
3.00% , 02/01/31 ............ (100) (90,627)
NetApp, Inc. , 2.70% , 06/22/30 ..... (500) (460,811)
New York Life Insurance Co. ,
3.75% , 05/15/50
(c)
........... (800) (590,654)
Northwestern Mutual Global Funding ,
4.71% , 01/10/29
(c)
........... (100) (100,454)
NRG Energy, Inc. , 5.88% , 05/15/34
(c)
(652) (648,570)
Oncor Electric Delivery Co. LLC ,
4.65% , 11/01/29
(c)
........... (400) (400,266)
OneMain Finance Corp. ,
6.50% , 03/15/33 ............ (4,300) (4,231,335)
Oracle Corp. , 4.90% , 02/06/33 ..... (5,000) (4,740,618)
O'Reilly Automotive, Inc. ,
1.75% , 03/15/31 ............ (162) (141,645)
Penske Truck Leasing Co. LP ,
3.40% , 11/15/26
(c)
........... (300) (298,791)
Prologis LP , 2.13% , 04/15/27 ...... (200) (196,842)
QUALCOMM, Inc. , 4.80% , 05/20/45 . (100) (89,200)
Rivian Holdings LLC ,
10.00% , 01/15/31
(c)
.......... (17,148) (17,079,425)
Sammons Financial Group, Inc. ,
6.88% , 04/15/34
(c)
........... (500) (534,625)
Space Exploration Technologies Corp. ,
5.88% , 07/15/36 ............ (34,500) (34,008,720)
Targa Resources Corp. ,
5.20% , 07/01/27 ............ (300) (301,864)
Union Pacific Corp. , 3.95% , 08/15/59 (700) (518,660)
United Parcel Service, Inc. ,
5.50% , 05/22/54 ............ (1,000) (963,956)
Valaris Ltd. , 8.38% , 04/30/30
(c)
..... (6,382) (6,627,567)
Walt Disney Co. (The) , 4.63% , 03/23/40 (400) (373,814)
Weatherford International Ltd. ,
8.63% , 04/30/30
(c)
........... (5,034) (5,098,063)
Wells Fargo & Co.
(a)
:
(3-mo. CME Term SOFR + 1.57%),
3.58% , 05/22/28 .......... (100) (99,164)
(1-day SOFR + 2.06%),
6.49% , 10/23/34 .......... (1,100) (1,187,275)

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Zayo Group Holdings, Inc. ,
9.00%
,
( 9.00 % Cash or 1.88%
PIK), 09/09/30
(a) (c) (o)
.......... USD (9) $ (9,323)
(121,285,999)
Foreign Agency Obligations — (0.0) %
Denmark — (0.0)%
Orsted A/S , 4.13% , 03/01/35 ...... EUR (10,000) (11,521,731)
Foreign Government Obligations — ( 0 .3 ) %
Indonesia — (0.0)%
Republic of Indonesia , 5.35% , 02/11/49 USD (25,000) (23,812,500)
Philippines — (0.0)%
Republic of Philippines ,
5.50% , 01/17/48 ............ (16,667) (16,089,989)
Spain — (0.2)%
Bonos y Obligaciones del Estado
(c)
:
0.50% , 10/31/31 ............ EUR (40,000) (40,505,855)
0.70% , 04/30/32 ............ (40,000) (40,409,789)
3.95% , 10/31/56 ............ (601) (673,522)
(81,589,166)
United Kingdom — (0.1)%
U.K. Treasury Inflation Linked Bonds ,
0.13% , 03/22/46 ............ GBP (29,073) (25,142,090)
Preferred Securities — (0.0) %
Spain — (0.0)%
Banco Santander SA , (5-Year
EURIBOR ICE Swap Rate + 3.76%),
3.63%
(a) (n)
................. EUR (2,800) (3,099,303)
Total Borrowed Bonds — ( 0 .7 ) %
(Proceeds: $ (359,265,644) ) ........................
(330,602,827)
Security
Par (000)
Pa r (000) Value
TBA Sale Commitments
(v)
Government National Mortgage
Association
4.50% , 07/15/56 ............ USD (207,400) $ (199,176,538)
5.50% , 07/15/56 ............ (324,621) (326,216,188)
Uniform Mortgage-Backed Securities
3.50% , 07/25/56 ............ (265,954) (241,270,144)
4.50% , 07/25/56 ............ (2,266,475) (2,171,035,143)
5.00% , 07/25/56 ............ (2,559,268) (2,514,485,632)
5.50% , 07/25/56 ............ (1,609,262) (1,614,403,978)
Total TBA Sale Commitments — ( 14 .5 ) %
(Proceeds: $ (7,055,566,098) ) ....................... (7,066,587,623)
Investments Sold Short
Corporate Bonds
United States — (0.1)%
Space Exploration Technologies Corp. ,
5.88% , 07/15/36
(c)
........... (34,500) (34,091,836)
Total Corporate Bonds — (0.1)%
(Proceeds: $ (34,477,239) ) ......................... (34,091,836)
Total Investments Sold Short — ( 0 .1 ) %
(Proceeds: $ (34,477,239) ) ......................... (34,091,836)
Total Investments Net of Options Written, Borrowed Bonds, TBA
Sale Commitments and Investments Sold Short — 112 .0%
(Cost: $ 54,251,080,974 ) ........................... 54,435,014,372
Liabilities in Excess of Other Assets — (12.0) % ........... (5,851,715,490)
Net Assets — 100.0% .............................. $ 48,583,298,882
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)
Issuer filed for bankruptcy and/or is in default.
(e)
Non-income producing security.
(f)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(g)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(h)
Rounds to less than 1,000.
(i)
Zero-coupon bond.
(j)
All or a portion of this security is on loan.
(k)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $616,609,375, representing 1.27% of its net assets as of period end, and an original cost of $384,264,111.
(l)
All or a portion of the security is held by a wholly-owned subsidiary. See Note 1 of the Notes to Consolidated Financial Statements for details on the wholly-owned subsidiary.
(m)
Investment does not issue shares.
(n)
Perpetual security with no stated maturity date.
(o)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(p)
Convertible security.
(q)
All or a portion of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.
(r)
All or a portion of the security has been pledged as collateral in connection with outstanding borrowed bonds.
(s)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(t)
Affiliate of the Fund.
(u)
Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(v)
Represents or includes a TBA transaction.
(w)
All or a portion of the security has been pledged as collateral in connection with outstanding TBA commitments.
(x)
All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(y)
All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Strategic Income Opportunities Portfolio

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended June 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
(z)
Certain agreements have no stated maturity and can be terminated by either party at any time.
(aa)
The amount to be repurchased assumes the maturity will be the day after the period end.
(ab)
Rates are discount rates or a range of discount rates as of period end.
(ac)
Annualized 7-day yield as of period end.
(ad)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
12/31/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/26
Shares
Held at
06/30/26 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 410,783,127 $ 114,173,324
(a)
$ — $ (55,604) $ (1,430) $ 524,899,417 524,741,994 $ 2,012,104
(b)
$ —
BlackRock Liquidity Funds,
T-Fund, Institutional Class . 119,360,640 56,187,758
(a)
— — — 175,548,398 175,548,398 15,563,735 53,988
iShares 0-5 Year TIPS Bond
ETF ................ 41,129,039 — — — (92,389) 41,036,650 401,690 771,734 —
iShares AAA CLO Active ETF . 15,523,380 20,730,000 — — 83,620 36,337,000 700,000 690,867 —
iShares Bitcoin Trust ETF ... 100,685,235 8,144,200 (54,998,078) (20,774,701) (8,798,233) 24,258,423 728,700 — —
iShares China Large-Cap ETF 17,213,614 2,026,500 (8,170,570) (164,454) (1,771,663) 9,133,427 289,124 60,913 —
iShares Ethereum Trust ETF . 18,280,450 — — — (8,590,100) 9,690,350 815,000 — —
iShares Flexible Income Active
ETF ................ 111,344,700 250,113,252 (50,053,368) (879,432) (2,713,612) 307,811,540 5,881,000 6,441,963 —
iShares High Yield Muni Active
ETF ................ 19,277,280 — — — 443,520 19,720,800 396,000 418,222 —
iShares iBoxx $ High Yield
Corporate Bond ETF .... 401,508,454 — (300,429,393) (916,850) (2,105,076) 98,057,135 1,226,174 4,978,594 10,232
iShares iBoxx $ Investment
Grade Corporate Bond ETF 35,490,877 574,406,635 (354,405,412) (228,161) 373,018 255,636,957 2,343,788 3,755,130 —
iShares MSCI Brazil ETF ... 9,469,493 — — — 813,715 10,283,208 298,064 98,571 —
iShares MSCI Emerging
Markets ETF .......... — 35,581,282 — — (1,376,282) 34,205,000 500,000 — —
iShares Russell 2000 ETF
(c)
.. — 33,500,000 (35,313,439) 1,813,439 — — — — —
$ (21,205,763) $ (23,734,912) $ 1,546,618,305 $ 34,791,833 $ 64,220
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
(c)
As of period end, the entity is no longer held.
Reverse Repurchase Agreements
Counterparty
Interest
Rate
Trade
Date
Maturity
Date Face Value
Face Value
Including
Accrued Interest
Type of Non-Cash
Underlying Collateral
Remaining Contractual
Maturity of the Agreements
Morgan Stanley & Co.
International ........ ( 1 .50 ) % 06/12/26 07/09/26   $ 2,796,130 $ 2,793,916 Corporate Bonds Up to 30 Days
RBC Capital Markets LLC . 3 .79 06/17/26 07/15/26   9,817,194 9,831,664 Corporate Bonds Up to 30 Days
Barclays Bank plc ...... ( 0 .50 ) 06/26/26 07/24/26   2,101,455 2,101,309 Corporate Bonds Up to 30 Days
Fixed Income Clearing
Corporation - MS ..... 3 .70 06/30/26 07/01/26   47,928,000 47,932,925 U.S. Treasury Obligations Overnight
$ 62,642,779 $ 62,659,814

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Euro-Bobl ............................................................... 11,737 09/08/26 $ 1,547,326 $ 9,470,365
Euro-BTP ............................................................... 493 09/08/26 67,230 327,519
Euro-Buxl ............................................................... 159 09/08/26 20,206 497,615
Euro-Schatz ............................................................. 404 09/08/26 48,912 (18,910)
Short Euro-BTP ........................................................... 4,805 09/08/26 587,725 1,232,996
KOSPI 200 Index .......................................................... 20 09/10/26 4,470 (439,687)
OSE Nikkei 225 Index ....................................................... 43 09/10/26 18,757 1,800,970
3-mo. SOFR ............................................................. 184 09/15/26 44,298 (90,753)
Korea 10-Year Bond ........................................................ 237 09/15/26 16,408 58,792
Canada 10-Year Bond ....................................................... 1,336 09/18/26 114,086 1,082,162
EURO STOXX Bank Index .................................................... 126 09/18/26 2,119 (12,676)
MSCI Emerging Markets Index ................................................. 159 09/18/26 13,971 115,411
S&P 500 E-Mini Equal Weight Index ............................................. 29 09/18/26 5,038 12,272
U.S. Treasury Long Bond ..................................................... 467 09/21/26 52,800 28,374
U.S. Treasury Ultra Bond ..................................................... 10,998 09/21/26 1,271,300 17,362,305
U.S. Treasury 2-Year Note .................................................... 1,285 09/30/26 264,820 356,890
90-day Australia Bank Accepted Bills ............................................. 281 12/10/26 192,401 (155,689)
CBOE Volatility Index ....................................................... 60 12/16/26 1,242 (107,608)
CBOE Volatility Index ....................................................... 30 02/17/27 654 (23,690)
3-mo. CORRA ............................................................ 258 03/16/27 44,353 82,048
3-mo. SOFR ............................................................. 4,021 03/16/27 964,588 (1,733,424)
3-mo. SOFR ............................................................. 1,631 06/15/27 391,073 (1,040,915)
3-mo. SOFR ............................................................. 2,802 12/14/27 672,550 524,156
3-mo. SOFR ............................................................. 2,621 03/14/28 629,662 (3,608,423)
3-mo. SOFR ............................................................. 2,527 03/20/29 607,807 (1,672,412)
24,047,688
Short Contracts
CBOE Volatility Index ....................................................... 30 07/22/26 539 78,647
CME Bitcoin
(a)
............................................................ 13 07/31/26 3,829 154,530
CBOE Volatility Index ....................................................... 30 08/19/26 568 11,038
Euro-Bund .............................................................. 11,801 09/08/26 1,717,030 (21,563,324)
Euro-OAT ............................................................... 1,162 09/08/26 159,298 (1,510,065)
Japan 10-Year Bond ........................................................ 111 09/14/26 87,226 (213,249)
Australia 10-Year Bond ...................................................... 2,073 09/15/26 157,615 (2,116,402)
Australia 3-Year Bond ....................................................... 932 09/15/26 67,491 (528,178)
Korea 3-Year Bond ......................................................... 710 09/15/26 47,335 (254,530)
EURO STOXX 50 Index ..................................................... 1,649 09/18/26 119,756 (954,849)
Nasdaq-100 E-Mini Index ..................................................... 270 09/18/26 164,827 (5,070,406)
Nasdaq-100 Micro E-Mini Index ................................................ 81 09/18/26 4,945 55,643
Russell 2000 E-Mini Index .................................................... 607 09/18/26 92,434 (2,336,667)
S&P 500 E-Mini Index ....................................................... 1,178 09/18/26 444,592 (1,140,329)
U.S. Treasury 10-Year Note ................................................... 43,128 09/21/26 4,733,298 (19,557,259)
U.S. Treasury 10-Year Ultra Note ............................................... 10,339 09/21/26 1,160,876 (12,717,395)
Long Gilt ................................................................ 1,086 09/28/26 128,509 (1,824,233)
U.S. Treasury 5-Year Note .................................................... 62,401 09/30/26 6,674,957 (8,782,937)
CBOE Volatility Index ....................................................... 30 01/20/27 646 26,071
3-mo. SOFR ............................................................. 2,047 09/14/27 490,999 185,068
(78,058,826)
$ (54,011,138)
(a)
All or a portion of the security is held by a wholly-owned subsidiary. See Note 1 of the Notes to Consolidated Financial Statements for details on the wholly-owned subsidiary.

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Strategic Income Opportunities Portfolio

Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
COP 42,888,479,850 USD 11,675,100 Morgan Stanley & Co. International plc 07/01/26 $ 871,922
BRL 1,663,523,523 USD 322,143,551 Barclays Bank plc 07/02/26 101,092
BRL 111,848,599 USD 21,511,000 BNP Paribas SA 07/02/26 155,427
BRL 864,972 USD 166,770 Morgan Stanley & Co. International plc 07/02/26 785
USD 16,771,000 BRL 85,307,412 BNP Paribas SA 07/02/26 245,922
USD 326,994,046 BRL 1,662,086,212 Wells Fargo Bank NA 07/02/26 5,027,828
INR 2,214,849,000 USD 23,180,000 Citibank NA 07/06/26 216,110
COP 7,577,236,851 USD 1,968,881 JPMorgan Chase Bank NA 07/07/26 245,180
INR 3,620,800,000 USD 38,013,648 Barclays Bank plc 07/07/26 233,065
USD 38,319,399 INR 3,620,800,000 BNP Paribas SA 07/07/26 72,686
USD 17,655,644 MXN 307,115,743 Barclays Bank plc 07/10/26 105,232
USD 18,189,375 EUR 15,361,904 BNP Paribas SA 07/16/26 626,486
USD 638,721 EUR 539,817 Credit Agricole Corporate & Investment Bank SA 07/16/26 21,561
USD 1,205,299 EUR 1,031,086 Deutsche Bank AG 07/16/26 26,484
USD 1,060,042 EUR 909,887 Goldman Sachs International 07/16/26 19,791
USD 52,885 EUR 44,699 Natwest Markets plc 07/16/26 1,782
COP 314,404,687,475 USD 84,602,674 Citibank NA 07/17/26 7,045,663
USD 1,663,307 MXN 29,041,534 State Street Bank and Trust Co. 07/23/26 5,628
BRL 74,322,000 MXN 249,536,115 Citibank NA 07/24/26 76,281
COP 57,645,676,440 GBP 12,598,000 Bank of America NA 07/24/26 64,960
COP 75,765,478,172 USD 21,075,237 Citibank NA 07/24/26 973,047
COP 95,889,500,708 USD 25,774,595 JPMorgan Chase Bank NA 07/24/26 2,129,921
COP 182,578,173,700 USD 52,702,000 Wells Fargo Bank NA 07/24/26 429,526
EUR 19,883,100 HUF 7,028,769,780 Natwest Markets plc 07/24/26 189,210
EUR 30,049,000 USD 34,176,774 Barclays Bank plc 07/24/26 189,661
EUR 59,491,000 USD 67,840,930 BNP Paribas SA 07/24/26 197,727
JPY 1,586,427,225 USD 9,774,000 BNP Paribas SA 07/24/26 795
MYR 1,036,681,625 USD 251,786,759 Credit Agricole Corporate & Investment Bank SA 07/24/26 2,191,129
PLN 17,109,606 USD 4,546,995 Natwest Markets plc 07/24/26 1,080
USD 38,548,363 AUD 55,558,000 Morgan Stanley & Co. International plc 07/24/26 99,094
USD 33,576,000 CAD 47,531,730 Commonwealth Bank of Australia 07/24/26 27,001
USD 53,466,000 CAD 75,593,343 Wells Fargo Bank NA 07/24/26 110,463
USD 38,813,000 CLP 35,579,877,100 Wells Fargo Bank NA 07/24/26 206,521
USD 11,244,146 COP 38,558,425,463 Citibank NA 07/24/26 23,375
USD 1,355,445 CZK 28,369,780 Credit Agricole Corporate & Investment Bank SA 07/24/26 19,654
USD 138,894,250 EUR 121,439,000 Canadian Imperial Bank of Commerce 07/24/26 6,916
USD 89,412,296 EUR 76,824,366 Natwest Markets plc 07/24/26 1,549,820
USD 4,935,708 HUF 1,515,647,189 Toronto Dominion Bank 07/24/26 72,995
USD 20,515,339 IDR 365,388,445,612 Citibank NA 07/24/26 153,702
USD 62,916,200 JPY 10,151,514,232 Wells Fargo Bank NA 07/24/26 367,492
USD 45,213,631 MXN 789,074,161 HSBC Bank plc 07/24/26 177,623
USD 9,360,243 PLN 34,546,359 Canadian Imperial Bank of Commerce 07/24/26 177,131
USD 79,167,313 PLN 289,558,405 HSBC Bank plc 07/24/26 2,196,901
USD 28,425,000 PLN 106,362,712 UBS AG 07/24/26 151,665
ZAR 717,302,551 USD 43,694,000 Citibank NA 07/24/26 12,948
ZAR 118,945,700 USD 7,132,758 HSBC Bank plc 07/24/26 114,886
ZAR 118,378,668 USD 7,043,641 State Street Bank and Trust Co. 07/24/26 169,452
ZAR 2,875,961,893 USD 174,879,374 UBS AG 07/24/26 359,814
NGN 19,851,378,837 USD 13,289,626 Citibank NA 07/28/26 894,025
BRL 162,765,694 USD 31,247,014 Goldman Sachs International 08/04/26 25,668
BRL 292,625,003 USD 55,986,034 Morgan Stanley & Co. International plc 08/04/26 236,923
USD 319,883,079 BRL 1,664,661,944 Barclays Bank plc 08/04/26 46,374
USD 3,938,946 BRL 20,194,186 State Street Bank and Trust Co. 08/04/26 58,974
MXN 201,134,800 USD 10,961,345 Goldman Sachs International 08/18/26 494,025
MXN 2,029,454,000 USD 107,774,301 Morgan Stanley & Co. International plc 08/18/26 7,810,601
USD 761,490 CNY 5,124,200 State Street Bank and Trust Co. 08/19/26 4,395
USD 7,843,860 EUR 6,744,592 Deutsche Bank AG 08/19/26 121,604
USD 16,532 GBP 12,322 Royal Bank of Canada 08/19/26 188
USD 243,239 HUF 73,383,700 Credit Agricole Corporate & Investment Bank SA 08/19/26 8,037
USD 115,317 MXN 1,993,500 Societe Generale SA 08/19/26 1,789
USD 112,954 TWD 3,569,700 HSBC Bank plc 08/19/26 1,100
PLN 16,568,581 USD 4,401,686 Canadian Imperial Bank of Commerce 08/24/26 2,509
TRY 434,112,964 USD 8,877,411 BNP Paribas SA 08/24/26 36,947

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
TRY 209,513,056 USD 4,281,666 Morgan Stanley & Co. International plc 08/24/26 $ 20,611
USD 31,291,807 CNY 210,636,956 Deutsche Bank AG 08/24/26 159,492
USD 5,537,607 CZK 115,252,316 Deutsche Bank AG 08/24/26 109,445
USD 91,576,008 HUF 27,750,735,682 HSBC Bank plc 08/24/26 2,646,722
USD 127,575,473 IDR 2,265,357,670,310 Barclays Bank plc 08/24/26 1,635,178
USD 246,493,598 MXN 4,262,539,846 Goldman Sachs International 08/24/26 3,846,536
USD 45,644,660 PEN 154,698,851 Citibank NA 08/24/26 482,262
USD 125,203,602 PHP 7,561,045,517 Barclays Bank plc 08/24/26 2,494,185
USD 194,167,439 PLN 710,754,786 Citibank NA 08/24/26 5,237,406
USD 3,206,577 RON 14,743,904 HSBC Bank plc 08/24/26 774
USD 293,638,227 ZAR 4,772,267,205 BNP Paribas SA 08/24/26 3,597,216
USD 13,286,841 CLP 11,894,380,000 Goldman Sachs International 09/02/26 373,255
USD 16,031,376 CLP 14,273,266,000 HSBC Bank plc 09/02/26 535,062
USD 5,626,044 CLP 4,995,645,718 Morgan Stanley & Co. International plc 09/02/26 202,331
USD 107,924,780 BRL 556,560,536 Deutsche Bank AG 09/09/26 1,921,043
USD 9,478,601 CLP 8,480,883,080 Citibank NA 09/09/26 270,660
USD 53,808,183 CNY 361,967,905 Deutsche Bank AG 09/09/26 243,347
USD 73,913,056 CZK 1,537,602,956 Bank of America NA 09/09/26 1,483,315
USD 12,147,454 HUF 3,724,997,333 Bank of America NA 09/09/26 216,001
USD 53,739,738 MXN 936,439,118 HSBC Bank plc 09/09/26 502,081
USD 54,386,158 MYR 217,082,350 State Street Bank and Trust Co. 09/09/26 1,109,046
USD 85,665,379 PLN 312,582,003 HSBC Bank plc 09/09/26 2,575,898
USD 64,136,365 THB 2,093,676,478 Citibank NA 09/09/26 744,361
USD 38,155,292 ZAR 625,462,707 State Street Bank and Trust Co. 09/09/26 190,245
AUD 41,385,964 EUR 24,846,562 BNP Paribas SA 09/16/26 131,910
AUD 68,882,304 EUR 41,462,384 Wells Fargo Bank NA 09/16/26 95,675
AUD 6,055,000 USD 4,167,988 Morgan Stanley & Co. International plc 09/16/26 18,374
AUD 290,431 USD 200,000 Wells Fargo Bank NA 09/16/26 801
BRL 1,047,655,456 USD 198,083,693 Goldman Sachs International 09/16/26 1,129,639
BRL 236,651,852 USD 44,655,927 HSBC Bank plc 09/16/26 343,795
CAD 282,956 USD 200,000 Barclays Bank plc 09/16/26 203
CAD 566,402 USD 400,000 Citibank NA 09/16/26 752
CHF 160,270 USD 200,000 HSBC Bank plc 09/16/26 61
CHF 481,922 USD 600,000 UBS AG 09/16/26 1,568
COP 131,233,553,336 USD 36,228,344 Citibank NA 09/16/26 1,467,576
EUR 20,731,192 AUD 34,365,682 Wells Fargo Bank NA 09/16/26 4,341
EUR 175,272 USD 200,000 Barclays Bank plc 09/16/26 916
EUR 349,020 USD 400,000 UBS AG 09/16/26 86
GBP 150,790 USD 200,000 Toronto Dominion Bank 09/16/26 15
GBP 606,560 USD 800,000 UBS AG 09/16/26 4,568
GBP 303,076 USD 400,000 Wells Fargo Bank NA 09/16/26 2,015
HKD 98,700,000 USD 12,618,622 Natwest Markets plc 09/16/26 564
HUF 6,800,159,000 USD 21,713,955 Wells Fargo Bank NA 09/16/26 63,493
IDR 426,990,000,000 USD 23,644,166 Citibank NA 09/16/26 52,925
IDR 1,074,625,000,000 USD 59,534,367 Goldman Sachs International 09/16/26 105,171
JPY 2,680,286,657 NZD 28,909,012 Wells Fargo Bank NA 09/16/26 126,232
KRW 6,394,122,598 USD 4,134,229 HSBC Bank plc 09/16/26 4,015
NZD 4,635,000 USD 2,631,827 Natwest Markets plc 09/16/26 7,495
NZD 353,310 USD 200,000 Standard Chartered Bank 09/16/26 1,187
SEK 1,931,632 USD 200,000 Bank of Montreal 09/16/26 75
SEK 1,938,623 USD 200,000 HSBC Bank plc 09/16/26 800
SEK 1,936,762 USD 200,000 State Street Bank and Trust Co. 09/16/26 607
TRY 1,080,204,762 USD 21,441,100 Barclays Bank plc 09/16/26 346,563
USD 318,911,766 AUD 452,047,776 Barclays Bank plc 09/16/26 6,370,815
USD 28,098,890 AUD 40,196,432 BNP Paribas SA 09/16/26 307,511
USD 506,840 AUD 724,000 Goldman Sachs International 09/16/26 6,274
USD 600,000 AUD 852,616 HSBC Bank plc 09/16/26 10,510
USD 400,000 AUD 571,674 State Street Bank and Trust Co. 09/16/26 4,751
USD 17,501,869 AUD 24,885,646 UBS AG 09/16/26 296,203
USD 50,543,970 CAD 70,410,000 Canadian Imperial Bank of Commerce 09/16/26 726,126
USD 19,345,061 CAD 26,989,000 Goldman Sachs International 09/16/26 249,282
USD 800,000 CAD 1,117,817 State Street Bank and Trust Co. 09/16/26 9,101
USD 200,000 CAD 281,772 Toronto Dominion Bank 09/16/26 635

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Strategic Income Opportunities Portfolio

Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 600,000 CAD 835,610 UBS AG 09/16/26 $ 8,773
USD 200,000 CHF 158,203 UBS AG 09/16/26 2,520
USD 600,000 CHF 472,173 Wells Fargo Bank NA 09/16/26 10,601
USD 90,857,823 CNY 611,955,594 Goldman Sachs International 09/16/26 247,441
USD 47,606,643 CNY 319,990,000 HSBC Bank plc 09/16/26 226,708
USD 3,900,624 DKK 25,035,000 Deutsche Bank AG 09/16/26 57,796
USD 1,116,593,240 EUR 930,271,928 BNP Paribas SA 09/16/26 50,211,862
USD 1,201,234,601 EUR 1,003,613,186 Deutsche Bank AG 09/16/26 50,781,298
USD 930,541,454 EUR 803,002,218 HSBC Bank plc 09/16/26 10,050,804
USD 600,000 EUR 517,678 JPMorgan Chase Bank NA 09/16/26 6,580
USD 135,135,369 EUR 117,630,000 Natwest Markets plc 09/16/26 294,751
USD 1,700,879,139 EUR 1,460,022,197 Toronto Dominion Bank 09/16/26 27,238,953
USD 6,539,329,994 EUR 5,608,166,803 Wells Fargo Bank NA 09/16/26 110,624,081
USD 2,488,414,391 GBP 1,853,533,000 BNP Paribas SA 09/16/26 29,803,082
USD 1,651,034 GBP 1,231,000 Commonwealth Bank of Australia 09/16/26 18,179
USD 220,053,578 GBP 164,586,299 JPMorgan Chase Bank NA 09/16/26 1,738,751
USD 400,000 GBP 299,000 State Street Bank and Trust Co. 09/16/26 3,393
USD 16,505,951 GBP 12,438,715 Wells Fargo Bank NA 09/16/26 6,668
USD 15,168,305 HKD 118,500,000 Barclays Bank plc 09/16/26 17,611
USD 6,745,004 HKD 52,700,000 Canadian Imperial Bank of Commerce 09/16/26 7,100
USD 130,510,261 HKD 1,019,566,000 HSBC Bank plc 09/16/26 154,711
USD 16,807,492 HKD 131,308,744 JPMorgan Chase Bank NA 09/16/26 19,149
USD 2,684,847 HKD 20,972,000 Natwest Markets plc 09/16/26 3,494
USD 23,989,983 IDR 431,670,000,000 BNP Paribas SA 09/16/26 33,161
USD 46,977,720 IDR 839,590,000,000 Citibank NA 09/16/26 382,155
USD 140,235,489 IDR 2,517,507,300,000 Deutsche Bank AG 09/16/26 518,869
USD 27,830,011 JPY 4,427,196,181 BNP Paribas SA 09/16/26 430,616
USD 400,000 JPY 63,991,012 JPMorgan Chase Bank NA 09/16/26 3,968
USD 51,851,504 JPY 8,250,000,000 Morgan Stanley & Co. International plc 09/16/26 793,227
USD 400,000 JPY 64,196,420 Toronto Dominion Bank 09/16/26 2,696
USD 400,000 JPY 63,859,200 UBS AG 09/16/26 4,783
USD 167,000,637 JPY 26,551,600,000 Wells Fargo Bank NA 09/16/26 2,675,918
USD 13,970,588 KRW 21,375,000,000 BNP Paribas SA 09/16/26 136,795
USD 4,134,229 KRW 6,333,638,828 Citibank NA 09/16/26 35,130
USD 16,536,914 KRW 24,953,012,568 Wells Fargo Bank NA 09/16/26 387,449
USD 600,000 NOK 5,817,557 Bank of America NA 09/16/26 12,916
USD 400,000 NOK 3,963,254 Bank of Montreal 09/16/26 45
USD 200,000 NOK 1,973,865 HSBC Bank plc 09/16/26 806
USD 600,000 NOK 5,693,620 Royal Bank of Canada 09/16/26 25,424
USD 200,000 NOK 1,898,205 State Street Bank and Trust Co. 09/16/26 8,441
USD 400,000 NZD 686,519 BNP Paribas SA 09/16/26 9,074
USD 25,017,535 NZD 42,850,000 JPMorgan Chase Bank NA 09/16/26 617,331
USD 200,000 NZD 341,397 Morgan Stanley & Co. International plc 09/16/26 5,597
USD 600,000 NZD 1,026,617 Westpac Banking Corp. 09/16/26 15,411
USD 146,579,787 PHP 9,031,073,822 Bank of America NA 09/16/26 118,040
USD 14,485,691 PHP 885,800,000 Citibank NA 09/16/26 120,199
USD 400,000 SEK 3,728,908 Bank of America NA 09/16/26 13,765
USD 600,000 SEK 5,665,234 Bank of Montreal 09/16/26 13,203
USD 12,409,848 SEK 116,465,183 Wells Fargo Bank NA 09/16/26 346,562
USD 23,695,107 SGD 30,300,000 Citibank NA 09/16/26 146,299
USD 23,685,494 SGD 30,300,000 HSBC Bank plc 09/16/26 136,686
USD 96,071,784 SGD 122,700,000 Morgan Stanley & Co. International plc 09/16/26 710,769
USD 37,976,618 SGD 48,406,000 State Street Bank and Trust Co. 09/16/26 356,037
USD 24,751,719 THB 810,000,000 Deutsche Bank AG 09/16/26 211,925
USD 23,755,442 TWD 753,000,000 BNP Paribas SA 09/16/26 180,279
USD 12,917,328 TWD 408,768,847 Goldman Sachs International 09/16/26 119,463
USD 12,406,482 ZAR 204,364,534 Wells Fargo Bank NA 09/16/26 8,558
ZAR 343,285,906 USD 20,728,949 Barclays Bank plc 09/16/26 96,742
ZAR 1,115,549,721 USD 66,983,891 Citibank NA 09/16/26 691,750
ZAR 661,468,179 USD 39,789,210 Goldman Sachs International 09/16/26 339,240
AUD 20,000,000 USD 13,768,520 ANZ Banking Group Ltd. 09/17/26 59,028
AUD 6,900,000 USD 4,754,862 Morgan Stanley & Co. International plc 09/17/26 15,642
USD 158,074,624 AUD 226,063,652 Bank of America NA 09/17/26 1,779,324

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 158,129,965 AUD 226,063,652 HSBC Bank plc 09/17/26 $ 1,834,665
USD 6,086,413 AUD 8,640,000 Morgan Stanley & Co. International plc 09/17/26 112,912
USD 87,569,701 EUR 75,530,000 JPMorgan Chase Bank NA 09/17/26 985,135
USD 15,355,390 HKD 119,950,000 Deutsche Bank AG 09/17/26 18,879
USD 8,722,000 IDR 156,830,282,000 HSBC Bank plc 09/17/26 18,860
USD 16,748,548 INR 1,500,000,000 Bank of America NA 09/17/26 998,795
USD 11,921,293 INR 1,104,000,000 Citibank NA 09/17/26 329,476
USD 32,596,235 INR 3,000,385,600 Goldman Sachs International 09/17/26 1,092,681
USD 271,602,039 MXN 4,766,615,784 Citibank NA 09/17/26 789,618
USD 58,477,862 MYR 235,979,196 Barclays Bank plc 09/17/26 548,990
USD 23,738,835 MYR 94,350,000 Goldman Sachs International 09/17/26 577,518
USD 31,645,492 MYR 128,322,471 Morgan Stanley & Co. International plc 09/17/26 144,512
USD 63,018,315 SGD 80,596,000 JPMorgan Chase Bank NA 09/17/26 375,551
USD 2,333,156 RON 10,749,188 HSBC Bank plc 09/29/26 410
USD 19,422,796 CLP 17,202,778,573 Citibank NA 10/09/26 742,247
USD 28,403,072 CLP 25,245,102,875 Morgan Stanley & Co. International plc 10/09/26 989,338
USD 14,978,373 PEN 50,898,010 Citibank NA 10/23/26 154,163
USD 335,031,427 HKD 2,587,900,000 Citibank NA 12/16/26 3,510,731
386,017,805
USD 11,675,100 COP 42,888,479,850 Bank of America NA 07/01/26 (871,922)
BRL 25,263,360 USD 4,896,000 Citibank NA 07/02/26 (2,181)
BRL 24,142,568 USD 4,758,000 Morgan Stanley & Co. International plc 07/02/26 (81,292)
BRL 1,426,700,636 USD 280,684,967 Wells Fargo Bank NA 07/02/26 (4,315,784)
USD 205,325,933 BRL 1,060,286,692 Barclays Bank plc 07/02/26 (64,434)
USD 33,767,000 BRL 176,145,556 Citibank NA 07/02/26 (354,526)
USD 55,986,034 BRL 290,377,164 Morgan Stanley & Co. International plc 07/02/26 (263,537)
USD 59,781,079 COP 224,891,289,609 JPMorgan Chase Bank NA 07/07/26 (5,931,932)
INR 1,101,268,473 USD 11,685,786 Barclays Bank plc 07/13/26 (57,313)
INR 2,013,702,380 USD 21,354,214 Goldman Sachs International 07/13/26 (91,203)
EUR 68,310 USD 79,398 Deutsche Bank AG 07/16/26 (1,300)
EUR 412,966 USD 488,968 Wells Fargo Bank NA 07/16/26 (16,835)
ARS 9,291,875,224 USD 6,472,919 Citibank NA 07/22/26 (382,912)
AUD 23,799,000 USD 16,652,998 Credit Agricole Corporate & Investment Bank SA 07/24/26 (182,748)
AUD 57,446,850 USD 40,197,790 HSBC Bank plc 07/24/26 (441,330)
CLP 120,421,022,372 USD 133,960,400 HSBC Bank plc 07/24/26 (3,295,763)
CNY 206,722,976 USD 30,563,000 Deutsche Bank AG 07/24/26 (75,253)
CNY 821,667,060 USD 121,443,825 Societe Generale SA 07/24/26 (263,402)
CZK 1,239,664,391 USD 58,568,307 Bank of America NA 07/24/26 (198,702)
CZK 264,099,835 USD 12,505,000 Societe Generale SA 07/24/26 (69,858)
EUR 135,105,274 USD 154,786,470 Goldman Sachs International 07/24/26 (269,294)
HUF 15,988,703,250 USD 51,900,000 Bank of America NA 07/24/26 (602,788)
HUF 49,161,509,237 USD 159,428,944 Citibank NA 07/24/26 (1,702,058)
INR 10,648,709,042 USD 112,657,333 BNP Paribas SA 07/24/26 (315,752)
JPY 549,923,392 CAD 4,825,000 Commonwealth Bank of Australia 07/24/26 (17,236)
KRW 84,991,347,773 USD 55,187,000 Citibank NA 07/24/26 (231,170)
MXN 249,721,920 BRL 74,322,000 Barclays Bank plc 07/24/26 (65,676)
MXN 1,399,542,651 USD 80,299,268 Citibank NA 07/24/26 (421,081)
MXN 1,980,009,175 USD 113,990,618 UBS AG 07/24/26 (982,598)
PEN 115,922,700 USD 33,975,000 Deutsche Bank AG 07/24/26 (87,331)
PHP 1,791,670,456 USD 29,528,000 BNP Paribas SA 07/24/26 (388,889)
PHP 2,056,934,250 USD 33,859,000 Citibank NA 07/24/26 (405,731)
PLN 359,500,366 USD 96,075,004 UBS AG 07/24/26 (512,621)
RON 128,778,938 USD 28,062,438 Deutsche Bank AG 07/24/26 (13,783)
THB 7,605,272,103 USD 232,203,950 HSBC Bank plc 07/24/26 (2,838,959)
USD 16,224,928 COP 56,414,074,656 Citibank NA 07/24/26 (191,962)
USD 71,965,012 COP 277,943,271,082 Wells Fargo Bank NA 07/24/26 (8,918,425)
USD 210,604,695 EUR 184,290,000 BNP Paribas SA 07/24/26 (164,060)
USD 13,138,631 EUR 11,553,187 UBS AG 07/24/26 (74,516)
USD 32,382,797 GBP 24,452,300 Royal Bank of Canada 07/24/26 (51,409)
USD 23,912,730 GBP 18,061,000 Wells Fargo Bank NA 07/24/26 (43,879)
USD 13,116,469 HUF 4,096,236,445 UBS AG 07/24/26 (25,654)
USD 1,821,359 INR 177,571,072 HSBC Bank plc 07/24/26 (51,977)

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Strategic Income Opportunities Portfolio

Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 28,004,334 PHP 1,737,696,943 Morgan Stanley & Co. International plc 07/24/26 $ (256,970)
USD 29,127,000 THB 974,298,150 Barclays Bank plc 07/24/26 (256,550)
USD 28,438,000 THB 951,819,860 Citibank NA 07/24/26 (267,633)
USD 19,123,000 THB 639,186,275 HSBC Bank plc 07/24/26 (154,016)
USD 7,358,000 TRY 350,275,383 Barclays Bank plc 07/24/26 (14,005)
USD 91,627,451 ZAR 1,535,318,739 State Street Bank and Trust Co. 07/24/26 (1,923,166)
NGN 528,525,600 USD 378,600 Citibank NA 07/28/26 (973)
BRL 1,068,509,996 USD 205,325,933 Barclays Bank plc 08/04/26 (29,766)
USD 165,489 BRL 864,972 Morgan Stanley & Co. International plc 08/04/26 (701)
USD 10,860,963 TRY 534,560,302 Barclays Bank plc 08/04/26 (284,562)
PEN 362,242,056 USD 105,825,900 Citibank NA 08/12/26 (15,151)
USD 125,155,775 MXN 2,230,588,800 HSBC Bank plc 08/18/26 (1,884,497)
AUD 1,073,656 USD 758,079 Standard Chartered Bank 08/19/26 (15,405)
CLP 397,438,600 USD 447,319 Citibank NA 08/19/26 (15,903)
JPY 216,422,311 USD 1,356,438 Goldman Sachs International 08/19/26 (20,099)
USD 630,408 COP 2,187,032,323 Citibank NA 08/19/26 (2,084)
USD 2,889,985 EUR 2,530,000 Societe Generale SA 08/19/26 (6,752)
ZAR 5,783,467 USD 355,775 Natwest Markets plc 08/19/26 (4,135)
USD 12,367,578 EGP 681,880,753 Morgan Stanley & Co. International plc 08/20/26 (1,184,313)
PHP 827,718,766 USD 13,600,821 Bank of America NA 08/24/26 (167,641)
PHP 2,245,653,724 USD 36,769,918 Deutsche Bank AG 08/24/26 (324,844)
USD 84,027,178 COP 292,212,915,079 Citibank NA 08/24/26 (379,984)
USD 15,560,127 COP 54,176,196,174 JPMorgan Chase Bank NA 08/24/26 (88,938)
USD 24,215,119 CZK 514,795,514 Bank of America NA 08/24/26 (30,756)
USD 35,582,007 CZK 759,344,780 Citibank NA 08/24/26 (181,667)
USD 56,964,091 CZK 1,214,504,997 Deutsche Bank AG 08/24/26 (236,751)
USD 3,669,924 CZK 78,066,004 Societe Generale SA 08/24/26 (6,834)
USD 9,643,706 HUF 3,024,936,395 UBS AG 08/24/26 (49,927)
USD 13,841,756 INR 1,315,823,591 JPMorgan Chase Bank NA 08/24/26 (3,744)
USD 10,667,390 RON 49,165,874 Citibank NA 08/24/26 (22,865)
USD 13,789,916 RON 63,575,599 Deutsche Bank AG 08/24/26 (33,481)
USD 7,722,409 UYU 312,363,720 HSBC Bank plc 08/24/26 (48,799)
USD 1,514,865 PHP 93,655,000 Bank of America NA 09/01/26 (4,604)
USD 3,719,681 PHP 230,676,030 Citibank NA 09/01/26 (22,832)
USD 23,320,412 PHP 1,444,306,234 Deutsche Bank AG 09/01/26 (112,171)
USD 19,168,758 COP 70,143,086,024 Citibank NA 09/09/26 (1,013,933)
USD 114,548,608 IDR 73,730,724,928 Deutsche Bank AG 09/09/26 (599,438)
USD 33,028,147 PEN 113,377,041 Morgan Stanley & Co. International plc 09/09/26 (47,562)
AUD 288,730 USD 200,000 Barclays Bank plc 09/16/26 (375)
AUD 850,550 USD 600,000 BNP Paribas SA 09/16/26 (11,939)
AUD 285,884 USD 200,000 Citibank NA 09/16/26 (2,343)
AUD 41,462,384 USD 29,002,150 Morgan Stanley & Co. International plc 09/16/26 (335,505)
CAD 111,139,071 USD 80,046,552 Goldman Sachs International 09/16/26 (1,411,288)
CAD 1,129,662 USD 800,000 UBS AG 09/16/26 (719)
CAD 1,112,058 USD 800,000 Wells Fargo Bank NA 09/16/26 (13,175)
CHF 157,165 USD 200,000 HSBC Bank plc 09/16/26 (3,815)
CHF 158,367 USD 200,000 Standard Chartered Bank 09/16/26 (2,315)
CHF 157,798 USD 200,000 Wells Fargo Bank NA 09/16/26 (3,026)
CNY 15,337,306 USD 2,276,591 State Street Bank and Trust Co. 09/16/26 (5,643)
CNY 523,998,000 USD 78,016,969 Wells Fargo Bank NA 09/16/26 (430,197)
CZK 866,814,000 USD 41,659,496 State Street Bank and Trust Co. 09/16/26 (824,454)
EUR 45,577,754 AUD 75,673,668 Wells Fargo Bank NA 09/16/26 (73,654)
EUR 41,369,179 USD 47,485,732 Barclays Bank plc 09/16/26 (63,768)
EUR 172,224 USD 200,000 BNP Paribas SA 09/16/26 (2,578)
EUR 174,001 USD 200,000 State Street Bank and Trust Co. 09/16/26 (540)
EUR 171,973 USD 200,000 UBS AG 09/16/26 (2,866)
EUR 49,697,126 USD 57,720,469 Wells Fargo Bank NA 09/16/26 (752,084)
GBP 447,029 USD 600,000 BNP Paribas SA 09/16/26 (7,040)
GBP 12,587,896 USD 16,805,063 Wells Fargo Bank NA 09/16/26 (107,899)
HKD 629,222 USD 80,534 Bank of America NA 09/16/26 (85)
IDR 1,518,965,000,000 USD 84,740,028 Bank of America NA 09/16/26 (440,509)
IDR 217,335,600,000 USD 12,095,858 BNP Paribas SA 09/16/26 (34,167)
IDR 713,184,317,661 USD 39,634,563 Citibank NA 09/16/26 (54,260)

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
JPY 3,322,497,000 USD 20,577,725 Commonwealth Bank of Australia 09/16/26 $ (15,183)
JPY 96,461,652 USD 600,000 JPMorgan Chase Bank NA 09/16/26 (3,010)
JPY 10,296,841,505 USD 64,620,770 Natwest Markets plc 09/16/26 (894,833)
JPY 31,809,810 USD 200,000 Standard Chartered Bank 09/16/26 (3,133)
JPY 31,861,380 USD 200,000 UBS AG 09/16/26 (2,814)
JPY 96,242,112 USD 600,000 Wells Fargo Bank NA 09/16/26 (4,369)
KRW 9,450,000,000 USD 6,233,509 BNP Paribas SA 09/16/26 (117,516)
KRW 25,453,836,316 USD 16,536,914 Citibank NA 09/16/26 (63,318)
KRW 21,375,000,000 USD 14,207,378 JPMorgan Chase Bank NA 09/16/26 (373,585)
NOK 5,883,896 USD 600,000 Bank of Montreal 09/16/26 (6,221)
NOK 3,858,139 USD 400,000 Goldman Sachs International 09/16/26 (10,653)
NOK 1,904,003 USD 200,000 JPMorgan Chase Bank NA 09/16/26 (7,856)
NOK 1,900,026 USD 200,000 Morgan Stanley & Co. International plc 09/16/26 (8,257)
NOK 324,675,038 USD 34,065,882 Wells Fargo Bank NA 09/16/26 (1,301,035)
NZD 28,913,666 JPY 2,692,076,844 Commonwealth Bank of Australia 09/16/26 (196,550)
NZD 1,042,334 USD 600,000 Barclays Bank plc 09/16/26 (6,461)
NZD 687,988 USD 400,000 Credit Agricole Corporate & Investment Bank SA 09/16/26 (8,237)
NZD 346,061 USD 200,000 Standard Chartered Bank 09/16/26 (2,941)
NZD 342,665 USD 200,000 State Street Bank and Trust Co. 09/16/26 (4,875)
NZD 41,462,384 USD 24,084,462 Wells Fargo Bank NA 09/16/26 (474,412)
PHP 733,134,826 USD 12,152,077 Deutsche Bank AG 09/16/26 (262,438)
PHP 885,800,000 USD 14,572,674 HSBC Bank plc 09/16/26 (207,182)
PHP 2,929,900,000 USD 47,578,759 Morgan Stanley & Co. International plc 09/16/26 (63,006)
PLN 323,103,738 USD 87,644,384 Barclays Bank plc 09/16/26 (1,757,919)
PLN 95,371,000 USD 26,076,189 Morgan Stanley & Co. International plc 09/16/26 (724,956)
PLN 1,361,000 USD 362,125 Societe Generale SA 09/16/26 (348)
SEK 5,690,067 USD 600,000 BNP Paribas SA 09/16/26 (10,632)
SEK 315,563,129 USD 33,759,293 Goldman Sachs International 09/16/26 (1,073,746)
SEK 1,906,677 USD 200,000 JPMorgan Chase Bank NA 09/16/26 (2,509)
SEK 1,874,933 USD 200,000 State Street Bank and Trust Co. 09/16/26 (5,797)
SGD 30,070,000 USD 23,653,661 HSBC Bank plc 09/16/26 (283,606)
SGD 30,530,000 USD 24,055,716 Standard Chartered Bank 09/16/26 (328,154)
TRY 497,337,002 USD 10,034,963 HSBC Bank plc 09/16/26 (3,706)
TWD 753,000,000 USD 23,844,205 Citibank NA 09/16/26 (269,042)
USD 14,307,602 AUD 20,702,055 Barclays Bank plc 09/16/26 (5,575)
USD 28,584,114 AUD 41,462,384 Morgan Stanley & Co. International plc 09/16/26 (82,531)
USD 12,755,439 AUD 18,484,000 Natwest Markets plc 09/16/26 (24,199)
USD 200,000 AUD 289,849 UBS AG 09/16/26 (398)
USD 400,000 AUD 578,696 Wells Fargo Bank NA 09/16/26 (104)
USD 65,199,000 BRL 343,663,929 Morgan Stanley & Co. International plc 09/16/26 (149,237)
USD 200,000 CAD 282,852 HSBC Bank plc 09/16/26 (129)
USD 400,000 CAD 567,249 Toronto Dominion Bank 09/16/26 (1,351)
USD 400,000 CAD 565,426 Wells Fargo Bank NA 09/16/26 (61)
USD 600,000 CHF 481,753 UBS AG 09/16/26 (1,357)
USD 2,857,990 CNY 19,312,000 BNP Paribas SA 09/16/26 (1,478)
USD 66,353,536 COP 235,540,353,893 Citibank NA 09/16/26 (1,303,782)
USD 200,000 EUR 175,548 Barclays Bank plc 09/16/26 (1,233)
USD 418,746,598 EUR 366,637,000 Deutsche Bank AG 09/16/26 (1,533,600)
USD 75,676,525 EUR 66,246,609 Wells Fargo Bank NA 09/16/26 (262,722)
USD 600,000 GBP 453,379 Bank of Montreal 09/16/26 (1,383)
USD 400,000 GBP 301,720 HSBC Bank plc 09/16/26 (215)
USD 200,000 GBP 151,555 Wells Fargo Bank NA 09/16/26 (1,030)
USD 50,888,695 IDR 920,780,044,342 Citibank NA 09/16/26 (212,756)
USD 57,412,717 IDR 1,035,553,185,000 Goldman Sachs International 09/16/26 (58,414)
USD 67,728,496 IDR 1,224,598,936,176 Nomura International plc 09/16/26 (234,296)
USD 70,674,885 INR 6,765,000,000 Deutsche Bank AG 09/16/26 (362,939)
USD 74,877,298 INR 7,200,051,221 Morgan Stanley & Co. International plc 09/16/26 (728,906)
USD 600,000 NOK 5,967,875 HSBC Bank plc 09/16/26 (2,253)
USD 23,534,464 NZD 41,462,384 JPMorgan Chase Bank NA 09/16/26 (75,586)
USD 400,000 NZD 706,519 Wells Fargo Bank NA 09/16/26 (2,315)
USD 490,975 PHP 30,303,000 Goldman Sachs International 09/16/26 (465)
USD 47,127,232 PHP 2,929,900,000 HSBC Bank plc 09/16/26 (388,521)
USD 15,847,916 PLN 59,667,000 Canadian Imperial Bank of Commerce 09/16/26 (12,587)

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Strategic Income Opportunities Portfolio

Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 400,000 SEK 3,890,670 Morgan Stanley & Co. International plc 09/16/26 $ (2,990)
USD 200,000 SEK 1,935,489 Wells Fargo Bank NA 09/16/26 (475)
USD 41,285,580 ZAR 686,441,920 Barclays Bank plc 09/16/26 (357,922)
USD 20,728,949 ZAR 341,879,268 BNP Paribas SA 09/16/26 (11,407)
ZAR 1,260,609,000 USD 77,406,730 HSBC Bank plc 09/16/26 (930,961)
EUR 17,829,000 USD 20,665,610 Natwest Markets plc 09/17/26 (227,159)
IDR 856,795,423,322 USD 158,878,562 HSBC Bank plc 09/17/26 (343,557)
JPY 3,076,000 USD 19,307 UBS AG 09/17/26 (268)
MXN 516,280,768 USD 29,434,134 Bank of America NA 09/17/26 (101,951)
MXN 3,709,202,000 USD 214,024,790 Barclays Bank plc 09/17/26 (3,288,700)
MXN 1,616,197,291 USD 92,101,000 BNP Paribas SA 09/17/26 (277,719)
MXN 1,178,167,066 USD 66,983,891 UBS AG 09/17/26 (47,035)
MYR 249,150,000 USD 61,457,793 Barclays Bank plc 09/17/26 (295,714)
SEK 116,036,478 USD 12,409,848 BNP Paribas SA 09/17/26 (390,283)
USD 23,839,047 MYR 98,050,000 Barclays Bank plc 09/17/26 (230,557)
ZAR 203,466,305 USD 12,406,482 Wells Fargo Bank NA 09/17/26 (64,020)
USD 7,766,583 RON 35,878,022 Citibank NA 09/29/26 (19,524)
USD 10,031,345 RON 46,387,317 Deutsche Bank AG 09/29/26 (35,448)
USD 5,558,000 INR 538,125,560 HSBC Bank plc 10/01/26 (85,112)
USD 8,673,348 PEN 29,858,000 Barclays Bank plc 10/23/26 (22,891)
USD 1,885,518 PEN 6,531,810 Citibank NA 10/23/26 (16,894)
HKD 1,007,101,809 USD 129,891,630 HSBC Bank plc 12/16/26 (877,722)
HKD 1,580,798,191 USD 203,894,077 UBS AG 12/16/26 (1,387,289)
USD 29,707,747 BRL 163,065,822 Goldman Sachs International 04/02/27 (16,064)
(72,616,157)
$ 313,401,648
OTC Barrier Options Purchased
Description Type of Option Counterparty
Expiration
Date
Exercise
Price
Barrier
Price/Range
Notional
Amount (000) Value
Call
EUR Currency ................ One-Touch
Goldman Sachs
International 07/14/26 USD 1.18 USD 1.18 EUR 6,294 $ 26,250
USD Currency ................ One-Touch BNP Paribas SA 10/05/26 INR 97.00 INR 97.00 USD 1,300 287,947
USD Currency ................ One-Touch BNP Paribas SA 06/22/28 CNH 6.90 CNH 6.90 USD 16,430 1,418,833
1,733,030
Put
USD Currency ................ One-Touch
Goldman Sachs
International 07/03/26 ZAR 15.75 ZAR 15.75 USD 3,801 47
USD Currency ................ One-Touch Bank of America NA 07/09/26 CNH 6.65 CNH 6.65 USD 4,720 4,208
USD Currency ................ One-Touch
Morgan Stanley & Co.
International plc 07/10/26 INR 93.50 INR 93.50 USD 3,817 334,940
AUD Currency ................ One-Touch
Morgan Stanley & Co.
International plc 07/13/26 USD 0.68 USD 0.68 AUD 8,274 306,457
AUD Currency ................ One-Touch Deutsche Bank AG 07/16/26 USD 0.68 USD 0.68 AUD 6,627 577,177
EUR Currency ................ One-Touch Citibank NA 07/20/26 USD 1.13 USD 1.13 EUR 4,223 471,158
EUR Currency ................ One-Touch Bank of America NA 07/23/26 PLN 4.17 PLN 4.17 EUR 3,270 6,704
USD Currency ................ One-Touch Bank of America NA 07/23/26 ZAR 16.00 ZAR 16.00 USD 5,857 981,366
USD Currency ................ One-Touch Standard Chartered Bank 07/29/26 INR 94.10 INR 94.10 USD 3,801 1,189,020
EUR Currency ................ One-Touch
Morgan Stanley & Co.
International plc 08/05/26 HUF 350.00 HUF 350.00 EUR 3,240 770,024
USD Currency ................ One-Touch Bank of America NA 10/05/26 INR 93.00 INR 93.00 USD 3,249 512,053
EUR Currency ................ One-Touch Barclays Bank plc 11/05/26 HUF 345.00 HUF 345.00 EUR 3,240 656,521
EUR Currency ................ One-Touch JPMorgan Chase Bank NA 11/11/26 HUF 339.00 HUF 339.00 EUR 3,243 272,675
USD Currency ................ One-Touch Bank of America NA 12/10/26 IDR 17,000.00 IDR 17,000.00 USD 2,623 187,448

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

OTC Barrier Options Purchased (continued)
Description Type of Option Counterparty
Expiration
Date
Exercise
Price
Barrier
Price/Range
Notional
Amount (000) Value
USD Currency ................ One-Touch Bank of America NA 04/26/27 INR 94.00 INR 94.00 USD 1,307 $ 312,411
6,582,209
$ 8,315,239
$ –
Exchange-Traded Options Purchased
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
EchoStar Corp. ............................. 520 07/17/26 USD 150.00 USD 5,278 $ 6,500
Freeport-McMoRan, Inc. ....................... 1,000 07/17/26 USD 65.00 USD 6,289 205,000
Invesco QQQ Trust, Series 1 .................... 1,001 07/17/26 USD 730.00 USD 73,714 1,923,612
iShares China Large-Cap ETF ................... 30,998 07/17/26 USD 39.00 USD 97,923 8,018
iShares MSCI Emerging Markets ETF .............. 3,700 07/17/26 USD 75.00 USD 25,312 115,586
KraneShares CSI China Internet ETF .............. 10,500 07/17/26 USD 31.00 USD 25,694 6,507
State Street SPDR S&P 500 ETF Trust ............. 2,001 07/17/26 USD 745.00 USD 149,429 2,016,410
State Street SPDR S&P 500 ETF Trust ............. 2,100 07/17/26 USD 755.00 USD 156,822 968,508
State Street SPDR S&P Regional Banking ETF ....... 3,200 07/17/26 USD 75.00 USD 23,952 456,643
Williams Cos., Inc. (The) ....................... 900 07/17/26 USD 75.00 USD 6,691 128,250
State Street SPDR S&P 500 ETF Trust ............. 1,500 07/31/26 USD 760.00 USD 112,016 958,155
Nikkei 225 Index ............................ 50 08/14/26 JPY 70,000.00 JPY 3,503,116 1,068,606
Amazon.com, Inc. ........................... 500 08/21/26 USD 285.00 USD 11,917 131,000
ASML Holding NV ........................... 22 08/21/26 EUR 1,720.00 EUR 3,787 393,711
ASML Holding NV ........................... 65 08/21/26 EUR 1,560.00 EUR 11,189 1,829,988
EURO STOXX Bank Index ..................... 3,000 08/21/26 EUR 305.00 EUR 44,055 874,089
Fifth Third Bancorp .......................... 2,000 08/21/26 USD 55.00 USD 11,274 680,000
Freeport-McMoRan, Inc. ....................... 1,000 08/21/26 USD 75.00 USD 6,289 159,000
Tesla, Inc. ................................. 200 08/21/26 USD 500.00 USD 8,412 155,000
UniCredit SpA .............................. 100 08/21/26 EUR 84.00 EUR 3,913 83,410
United Airlines Holdings, Inc. .................... 1,000 08/21/26 USD 120.00 USD 13,599 2,132,500
Williams Cos., Inc. (The) ....................... 700 08/21/26 USD 75.00 USD 5,204 208,250
Apple, Inc. ................................ 200 09/18/26 USD 295.00 USD 5,787 259,500
Apple, Inc. ................................ 360 09/18/26 USD 330.00 USD 10,417 101,340
Carrier Global Corp. .......................... 700 09/18/26 USD 75.00 USD 5,135 339,500
EURO STOXX 50 Index ....................... 431 09/18/26 EUR 6,000.00 EUR 27,274 2,101,329
EURO STOXX 50 Index ....................... 431 09/18/26 EUR 6,600.00 EUR 27,274 331,426
EURO STOXX Bank Index ..................... 1,115 09/18/26 EUR 310.00 EUR 16,374 390,162
KraneShares CSI China Internet ETF .............. 10,000 09/18/26 USD 32.00 USD 24,470 230,183
Nasdaq-100 E-Mini Index ...................... 10 09/18/26 USD 29,500.00 USD 30,276 1,996,290
Russell 2000 E-Mini Index ...................... 170 09/18/26 USD 2,900.00 USD 25,888 1,770,125
Russell 2000 E-Mini Index ...................... 170 09/18/26 USD 3,300.00 USD 25,888 231,625
Zoom Communications, Inc. .................... 900 09/18/26 USD 100.00 USD 7,768 315,000
Alphabet, Inc. .............................. 400 10/16/26 USD 375.00 USD 14,133 776,000
23,351,223
Put
U.S. Treasury 30-Year Bond .................... 533 07/24/26 USD 113.00 USD 53,300 358,109
Invesco QQQ Trust, Series 1 .................... 4,147 07/31/26 USD 695.00 USD 305,385 3,334,921
S&P 500 Index ............................. 242 07/31/26 USD 7,100.00 USD 181,485 707,277
S&P 500 E-Mini Index ........................ 100 09/18/26 USD 7,000.00 USD 37,741 362,500
4,762,807
$ 28,114,030

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Strategic Income Opportunities Portfolio

OTC Options Purchased
Description Counterparty
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
USD Currency ........... HSBC Bank plc — 07/02/26 THB 33.00 USD 75,900 $ 518,583
AUD Currency ........... Goldman Sachs International — 07/06/26 USD 0.69 AUD 71,365 566,370
AUD Currency ........... JPMorgan Chase Bank NA — 07/06/26 USD 0.73 AUD 142,728 15
USD Currency ........... Bank of America NA — 07/06/26 ZAR 17.00 USD 37,084 9,419
USD Currency ........... BNP Paribas SA — 07/09/26 COP 3,900.00 USD 66,617 1,013
USD Currency ........... Goldman Sachs International — 07/09/26 COP 3,900.00 USD 66,830 1,016
USD Currency ........... Morgan Stanley & Co. International plc — 07/09/26 CLP 940.00 USD 48,279 134,920
USD Currency ........... Morgan Stanley & Co. International plc — 07/16/26 COP 4,050.00 USD 25,928 647
USD Currency ........... Royal Bank of Canada — 07/17/26 CAD 1.40 USD 61,982 786,736
USD Currency ........... BNP Paribas SA — 08/11/26 COP 4,150.00 USD 66,723 17,186
USD Currency ........... Deutsche Bank AG — 08/20/26 MXN 17.60 USD 72,798 880,986
EUR Currency ........... BNP Paribas SA — 08/27/26 USD 1.17 EUR 82,880 176,663
USD Currency ........... HSBC Bank plc — 09/04/26 KRW 1,580.00 USD 36,019 319,725
AUD Currency ........... Morgan Stanley & Co. International plc — 09/24/26 USD 0.73 AUD 124,331 108,291
3,521,570
Put
AUD Currency ........... Goldman Sachs International — 07/02/26 USD 0.71 AUD 72,497 1,282,223
EUR Currency ........... Bank of America NA — 07/02/26 USD 1.17 EUR 253,192 6,886,709
EUR Currency ........... Morgan Stanley & Co. International plc — 07/02/26 USD 1.14 EUR 147,446 126,722
USD Currency ........... Deutsche Bank AG — 07/06/26 ZAR 16.30 USD 74,168 238,468
USD Currency ........... BNP Paribas SA — 07/07/26 INR 92.50 USD 81,500 1,768
EUR Currency ........... Goldman Sachs International — 07/08/26 USD 1.15 EUR 101,004 499,429
EUR Currency ........... HSBC Bank plc — 07/10/26 MXN 19.50 EUR 103,171 2,665
USD Currency ........... BNP Paribas SA — 07/14/26 KRW 1,530.00 USD 14,661 49,081
USD Currency ........... Societe Generale SA — 07/15/26 SEK 9.45 USD 62,187 51,076
EUR Currency ........... BNP Paribas SA — 07/23/26 USD 1.13 EUR 89,237 167,754
GBP Currency ........... Barclays Bank plc — 07/23/26 USD 1.29 GBP 103,280 58,583
GBP Currency ........... BNP Paribas SA — 07/23/26 USD 1.32 GBP 61,968 250,606
USD Currency ........... UBS AG — 07/23/26 KRW 1,450.00 USD 76,193 10,168
EUR Currency ........... Morgan Stanley & Co. International plc — 07/30/26 USD 1.14 EUR 153,653 586,480
USD Currency ........... Morgan Stanley & Co. International plc — 07/30/26 KRW 1,470.00 USD 61,926 38,596
USD Currency ........... Bank of America NA — 08/24/26 TWD 31.00 USD 65,500 77,285
S&P 500 Index .......... BNP Paribas SA 799 09/18/26 USD 6,950.00 USD 5,992 52,907
S&P 500 Index .......... BNP Paribas SA 1,310 09/18/26 USD 7,198.61 USD 9,824 132,534
S&P 500 Index .......... BNP Paribas SA 911 11/20/26 USD 7,198.61 USD 6,832 154,965
S&P 500 Index .......... BNP Paribas SA 821 12/18/26 USD 7,198.61 USD 6,157 159,659
USD Currency ........... HSBC Bank plc — 01/08/27 INR 92.40 USD 92,970 236,697
11,064,375
$ 14,585,945
OTC Structured Options
Description Counterparty Units Expiration Date
Notional
Amount   (000) Value
Asset Swapped Convertible Option Transaction. Call
on OSG Corp. convertible corporate bond.
Exercise price or rate is 1-day TONAR plus
60.00 Nomura International plc 350,000,000 12/21/27 JPY 350,000 $ 1,656,814
Asset Swapped Convertible Option Transaction. Call
on Obara Group, Inc. convertible corporate
bond. Exercise price or rate is 1-day TONAR
plus 110.00 Nomura International plc 720,000,000 03/31/28 JPY 720,000 2,914,113
Asset Swapped Convertible Option Transaction. Call
on Kansai Paint Co. Ltd. convertible corporate
bond. Exercise price or rate is 1-day TONAR
plus 55.00 Nomura International plc 1,170,000,000 03/08/29 JPY 1,170,000 1,097,183
Asset Swapped Convertible Option Transaction. Call
on INFRONEER Holdings, Inc. convertible
corporate bond. Exercise price or rate is 1.42
(Fixed Spread) Nomura International plc 720,000,000 03/30/29 JPY 720,000 3,018,598

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

OTC Structured Options (continued)
Description Counterparty Units Expiration Date
Notional
Amount  (000) Value
Asset Swapped Convertible Option Transaction. Call
on Kansai Paint Co. Ltd. convertible corporate
bond. Exercise price or rate is 1-day TONAR
plus 65.00 Nomura International plc 750,000,000 03/07/31 JPY 750,000 $ 974,115
$ 9,660,823
OTC Dual Binary Options Purchased
Description
(a)
Counterparty Units
Expiration
Date
Notional
Amount (000) Value
Put
Payout at expiry if S&P 500 Index < 7195.99 and
EUR 5-Year swap < 2.51 ............... Citibank NA 10,448,790 09/18/26 USD 75,189,388 $ 487,776
Payout at expiry if S&P 500 Index < 7195.99 and
EUR 5-Year swap < 2.59 ............... Citibank NA 10,458,639 09/18/26 USD 75,260,262 306,533
$ 794,309
(a)
Option only pays if both terms are met on the expiration date.
OTC Credit Default Swaptions Purchased
Paid by the
Fund
Received by the
Fund
Description Rate/Reference Rate/Reference Frequency Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000)
(a)
Value
Put
Bought Protection on 5-Year
Credit Default Swap ...... 1 .00%
iTraxx Europe Main
Index Series 45.V1 Quarterly
Morgan Stanley & Co.
International plc 07/15/26 EUR 55.00 EUR 200,748 $ 69,360
Bought Protection on 5-Year
Credit Default Swap ...... 1 .00
iTraxx Europe Main
Index Series 45.V1 Quarterly
JPMorgan Chase Bank
NA 09/16/26 EUR 60.00 EUR 400,000 511,523
Bought Protection on 5-Year
Credit Default Swap ...... 5 .00
iTraxx Europe
Crossover Index
Series 45.V1 Quarterly
Morgan Stanley & Co.
International plc 08/19/26 EUR 262.50 EUR 43,498 204,357
Bought Protection on 5-Year
Credit Default Swap ...... 5 .00
iTraxx Europe
Crossover Index
Series 45.V1 Quarterly
Morgan Stanley & Co.
International plc 07/15/26 EUR 275.00 EUR 26,098 19,538
$ 804,778
(a)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Interest Rate Swaptions Purchased
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 3.35% Annual
Goldman Sachs
International 07/13/26 3 .35 % USD 45,240 $ 29
1-Year Interest Rate Swap
(a)
. 1-day TONAR At Termination 1.10% At Termination Bank of America NA 11/02/26 1 .10 JPY 129,248,590 40,736
1-Year Interest Rate Swap
(a)
.
3-mo.
CD_KSDA Quarterly 2.85% Quarterly Citibank NA 12/15/26 2 .85 KRW 590,882,500 39,110
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.11% Annual Deutsche Bank AG 03/27/28 4 .11 USD 226,012 7,387,965
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.05% Annual Deutsche Bank AG 03/30/28 4 .05 USD 226,011 6,846,137
14,313,977

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Strategic Income Opportunities Portfolio

OTC Interest Rate Swaptions Purchased (continued)
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Put
2-Year Interest Rate Swap
(a)
. 4.15% Annual 1-day SOFR Annual Citibank NA 08/27/26 4 .15 % USD 914,422 $ 1,504,798
2-Year Interest Rate Swap
(a)
. 2.90% Annual
6-mo.
EURIBOR Semi-Annual Citibank NA 08/28/26 2 .90 EUR 914,422 771,763
10-Year Interest Rate Swap
(a)
2.52% Annual 1-day TONAR Annual Bank of America NA 09/03/26 2 .52 JPY 4,259,000 296,713
2-Year Interest Rate Swap
(a)
. 5.50% Annual 1-day SONIA Annual Citibank NA 11/09/26 5 .50 GBP 487,361 102,895
10-Year Interest Rate Swap
(a)
4.11% Annual 1-day SOFR Annual Deutsche Bank AG 03/27/28 4 .11 USD 226,012 6,979,607
10-Year Interest Rate Swap
(a)
4.05% Annual 1-day SOFR Annual Deutsche Bank AG 03/30/28 4 .05 USD 226,011 7,493,767
17,149,543
$ 31,463,520
(a)
Forward settling swaption.
OTC Barrier Options Written
Description Type of Option Counterparty
Expiration
Date
Exercise
Price
Barrier
Price/Range
Notional
Amount (000) Value
Call
USD Currency ............... One-Touch Bank of America NA 10/05/26 INR 97.00 INR 97.00 USD 1,300 $ (287,947)
Put
USD Currency ............... One-Touch BNP Paribas SA 10/05/26 INR 93.00 INR 93.00 USD 3,249 (512,053)
$ (800,000)
Exchange-Traded Options Written
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
iShares China Large-Cap ETF .................... 24,999 07/17/26 USD 42.00 USD 78,972 $ (1,095)
iShares MSCI Emerging Markets ETF ............... 3,700 07/17/26 USD 80.00 USD 25,312 (20,578)
KraneShares CSI China Internet ETF ............... 10,500 07/17/26 USD 35.00 USD 25,694 (707)
Western Digital Corp. .......................... 71 07/17/26 USD 650.00 USD 4,535 (327,310)
iShares iBoxx $ Investment Grade Corporate Bond ETF ... 21,088 08/21/26 USD 110.00 USD 230,007 (833,387)
Palantir Technologies, Inc. ....................... 349 08/21/26 USD 180.00 USD 4,072 (22,860)
Alphabet, Inc. ............................... 300 09/18/26 USD 450.00 USD 10,600 (74,250)
Cameco Corp. ............................... 540 09/18/26 USD 150.00 USD 5,500 (60,750)
CoreWeave, Inc. ............................. 280 09/18/26 USD 195.00 USD 2,787 (40,600)
EURO STOXX 50 Index ........................ 543 09/18/26 EUR 6,300.00 EUR 34,362 (1,310,352)
GE Vernova, Inc. ............................. 30 09/18/26 USD 1,400.00 USD 3,525 (174,900)
General Electric Co. ........................... 120 09/18/26 USD 340.00 USD 4,485 (559,500)
KraneShares CSI China Internet ETF ............... 10,000 09/18/26 USD 38.00 USD 24,470 (68,735)
Micron Technology, Inc. ........................ 80 09/18/26 USD 920.00 USD 9,234 (2,593,400)
Micron Technology, Inc. ........................ 100 09/18/26 USD 1,600.00 USD 11,543 (757,250)
Russell 2000 E-Mini Index ....................... 340 09/18/26 USD 3,100.00 USD 51,775 (1,508,750)
S&P 500 E-Mini Index ......................... 100 09/18/26 USD 7,700.00 USD 37,741 (621,250)
Williams Cos., Inc. (The) ........................ 500 09/18/26 USD 85.00 USD 3,717 (38,750)
Alphabet, Inc. ............................... 800 10/16/26 USD 450.00 USD 28,266 (322,000)
(9,336,424)
Put
Freeport-McMoRan, Inc. ........................ 500 07/17/26 USD 55.00 USD 3,145 (29,750)
iShares China Large-Cap ETF .................... 2,420 07/17/26 USD 35.00 USD 7,645 (812,821)
iShares iBoxx $ High Yield Corporate Bond ETF ........ 5,000 07/17/26 USD 79.00 USD 39,985 (52,807)
Western Digital Corp. .......................... 71 07/17/26 USD 450.00 USD 4,535 (25,028)
Williams Cos., Inc. (The) ........................ 900 07/17/26 USD 65.00 USD 6,691 (31,500)
S&P 500 Index .............................. 242 07/31/26 USD 6,900.00 USD 181,485 (401,215)

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

Exchange-Traded Options Written (continued)
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Amazon.com, Inc. ............................ 500 08/21/26 USD 220.00 USD 11,917 $ (301,250)
ASML Holding NV ............................ 22 08/21/26 EUR 1,360.00 EUR 3,787 (69,630)
ASML Holding NV ............................ 65 08/21/26 EUR 1,320.00 EUR 11,189 (153,551)
EURO STOXX Bank Index ...................... 1,499 08/21/26 EUR 265.00 EUR 22,013 (199,108)
Fifth Third Bancorp ........................... 2,000 08/21/26 USD 48.00 USD 11,274 (85,000)
Freeport-McMoRan, Inc. ........................ 750 08/21/26 USD 60.00 USD 4,717 (277,500)
Tesla, Inc. .................................. 100 08/21/26 USD 380.00 USD 4,206 (116,750)
UniCredit SpA ............................... 100 08/21/26 EUR 72.00 EUR 3,913 (85,124)
United Airlines Holdings, Inc. ..................... 1,000 08/21/26 USD 100.00 USD 13,599 (93,000)
Williams Cos., Inc. (The) ........................ 700 08/21/26 USD 65.00 USD 5,204 (33,250)
Apple, Inc. ................................. 200 09/18/26 USD 255.00 USD 5,787 (71,500)
Apple, Inc. ................................. 360 09/18/26 USD 280.00 USD 10,417 (344,700)
Carrier Global Corp. ........................... 700 09/18/26 USD 65.00 USD 5,135 (140,000)
KraneShares CSI China Internet ETF ............... 5,000 09/18/26 USD 26.00 USD 12,235 (1,208,320)
S&P 500 E-Mini Index ......................... 100 09/18/26 USD 6,300.00 USD 37,741 (128,750)
Walt Disney Co. (The) ......................... 2,000 09/18/26 USD 90.00 USD 19,250 (484,000)
Zoom Communications, Inc. ..................... 900 09/18/26 USD 80.00 USD 7,768 (384,750)
3-mo. SOFR ................................ 3,338 12/11/26 USD 96.06 USD 834,500 (2,065,387)
(7,594,691)
$ (16,931,115)
OTC Options Written
Description Counterparty
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
USD Currency .............. HSBC Bank plc — 07/02/26 THB 33.50 USD 37,950 $ (5,926)
AUD Currency .............. Goldman Sachs International — 07/06/26 USD 0.73 AUD 142,728 (15)
USD Currency .............. Deutsche Bank AG — 07/06/26 ZAR 17.00 USD 37,084 (9,419)
USD Currency .............. BNP Paribas SA — 07/08/26 KRW 1,565.00 USD 72,370 (183,632)
USD Currency .............. BNP Paribas SA — 07/09/26 COP 3,900.00 USD 66,723 (1,014)
EUR Currency .............. BNP Paribas SA — 07/15/26 USD 1.14 EUR 41,086 (429,461)
USD Currency .............. Societe Generale SA — 07/15/26 SEK 9.60 USD 20,729 (266,087)
USD Currency .............. JPMorgan Chase Bank NA — 07/17/26 CAD 1.40 USD 61,982 (786,736)
USD Currency .............. Standard Chartered Bank — 07/23/26 INR 96.00 USD 32,370 (39,107)
USD Currency .............. Goldman Sachs International — 07/30/26 CNH 6.78 USD 66,924 (181,837)
USD Currency .............. Goldman Sachs International — 07/30/26 TWD 31.95 USD 47,878 (215,293)
USD Currency .............. Morgan Stanley & Co. International plc — 07/30/26 KRW 1,510.00 USD 20,642 (555,956)
USD Currency .............. BNP Paribas SA — 08/06/26 COP 4,150.00 USD 33,308 (6,278)
USD Currency .............. Morgan Stanley & Co. International plc — 08/10/26 CLP 975.00 USD 48,279 (195,584)
USD Currency .............. Goldman Sachs International — 08/11/26 COP 4,150.00 USD 33,415 (8,607)
USD Currency .............. Standard Chartered Bank — 08/14/26 INR 95.00 USD 72,898 (477,897)
USD Currency .............. Citibank NA — 09/18/26 COP 3,500.00 USD 34,115 (787,177)
USD Currency .............. Goldman Sachs International — 09/28/26 ZAR 17.40 USD 7,002 (51,225)
EUR Currency .............. JPMorgan Chase Bank NA — 11/11/26 HUF 380.00 EUR 32,429 (211,315)
(4,412,566)
Put
EUR Currency .............. Bank of America NA — 07/02/26 USD 1.14 EUR 253,192 (217,606)
EUR Currency .............. Morgan Stanley & Co. International plc — 07/02/26 USD 1.17 EUR 147,446 (4,010,452)
EUR Currency .............. BNP Paribas SA — 07/03/26 BRL 6.05 EUR 40,818 (1,133,718)
USD Currency .............. JPMorgan Chase Bank NA — 07/07/26 INR 92.50 USD 81,500 (1,768)
AUD Currency .............. Morgan Stanley & Co. International plc — 07/08/26 USD 0.69 AUD 20,722 (45,731)
USD Currency .............. BNP Paribas SA — 07/14/26 KRW 1,505.00 USD 14,661 (10,522)
EUR Currency .............. Deutsche Bank AG — 07/15/26 USD 1.14 EUR 41,086 (89,212)
USD Currency .............. Societe Generale SA — 07/15/26 SEK 9.30 USD 103,645 (14,546)
USD Currency .............. Societe Generale SA — 07/15/26 SEK 9.60 USD 20,729 (78,118)
GBP Currency .............. Barclays Bank plc — 07/23/26 USD 1.32 GBP 61,968 (250,606)
GBP Currency .............. BNP Paribas SA — 07/23/26 USD 1.29 GBP 103,280 (58,583)
USD Currency .............. Morgan Stanley & Co. International plc — 07/30/26 KRW 1,425.00 USD 103,210 (7,818)
USD Currency .............. Goldman Sachs International — 08/13/26 ZAR 15.98 USD 220,000 (902,797)

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Strategic Income Opportunities Portfolio

OTC Options Written (continued)
Description Counterparty
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
USD Currency .............. Bank of America NA — 08/24/26 TWD 30.15 USD 65,500 $ (20,084)
USD Currency .............. Citibank NA — 08/31/26 BRL 5.25 USD 43,803 (736,766)
S&P 500 Index ............. BNP Paribas SA 799 09/18/26 USD 6,225.00 USD 5,992 (18,688)
S&P 500 Index ............. BNP Paribas SA 1,310 09/18/26 USD 7,198.61 USD 9,824 (132,534)
S&P 500 Index ............. BNP Paribas SA 911 11/20/26 USD 7,198.61 USD 6,832 (154,965)
S&P 500 Index ............. BNP Paribas SA 821 12/18/26 USD 7,198.61 USD 6,157 (159,659)
(8,044,173)
$ (12,456,739)
OTC Credit Default Swaptions Written
Paid by the
Fund
Received by the
Fund
Description Rate/Reference Rate/Reference Frequency Counterparty
Expiration
Date
Credit
Rating
(a)
Exercise
Price
Notional
Amount (000)
(b)
Value
Call
Sold Protection on
5-Year Credit Default
Swap ......... 1 .00%
iTraxx Europe Main
Index Series 45.V1 Quarterly
Morgan Stanley & Co.
International plc 07/15/26 A- EUR 50.00 EUR 200,748 $ (42,023)
Sold Protection on
5-Year Credit Default
Swap ......... 1 .00
iTraxx Europe Main
Index Series 45.V1 Quarterly JPMorgan Chase Bank NA 09/16/26 A- EUR 52.50 EUR 400,000 (602,602)
Sold Protection on
5-Year Credit Default
Swap ......... 5 .00
iTraxx Europe
Crossover Index
Series 45.V1 Quarterly
Morgan Stanley & Co.
International plc 07/15/26 BB- EUR 250.00 EUR 13,049 (57,671)
(702,296)
Put
Sold Protection on
5-Year Credit Default
Swap .........
iTraxx Europe Main
Index Series 45.V1 1 .00 % Quarterly
Morgan Stanley & Co.
International plc 07/15/26 A- EUR 65.00 EUR 401,496 (28,167)
Sold Protection on
5-Year Credit Default
Swap .........
iTraxx Europe Main
Index Series 45.V1 1 .00 Quarterly JPMorgan Chase Bank NA 09/16/26 A- EUR 70.00 EUR 400,000 (281,144)
Sold Protection on
5-Year Credit Default
Swap .........
iTraxx Europe
Crossover Index
Series 45.V1 5 .00 Quarterly
Morgan Stanley & Co.
International plc 08/19/26 BB- EUR 300.00 EUR 86,996 (180,626)
(489,937)
$ (1,192,233)
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Interest Rate Swaptions Written
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
2-Year Interest Rate Swap
(a)
. 3.05% Annual 1-day SOFR Annual
Goldman Sachs
International 07/13/26 3 .05 % USD 67,850 $ (1)
10-Year Interest Rate Swap
(a)
2.25% Annual 1-day TONAR Annual Bank of America NA 09/03/26 2 .25 JPY 4,259,000 (27,095)
30-Year Interest Rate Swap
(a)
4.05% Annual 1-day SOFR Annual Deutsche Bank AG 09/16/26 4 .05 USD 200,020 (1,943,573)
10-Year Interest Rate Swap
(a)
3.71% Annual 1-day SOFR Annual Citibank NA 03/04/27 3 .71 USD 110,871 (972,617)
10-Year Interest Rate Swap
(a)
3.87% Annual 1-day SOFR Annual Bank of America NA 03/15/27 3 .87 USD 170,677 (2,316,550)
10-Year Interest Rate Swap
(a)
3.87% Annual 1-day SOFR Annual Bank of America NA 11/08/27 3 .87 USD 328,470 (6,881,137)
10-Year Interest Rate Swap
(a)
4.03% Annual 1-day SOFR Annual
Morgan Stanley & Co.
International plc 12/16/27 4 .03 USD 195,182 (5,377,435)

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

OTC Interest Rate Swaptions Written (continued)
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
10-Year Interest Rate Swap
(a)
4.10% Annual 1-day SOFR Annual Deutsche Bank AG 01/31/28 4 .10 % USD 232,456 $ (7,307,395)
10-Year Interest Rate Swap
(a)
4.06% Annual 1-day SOFR Annual Bank of America NA 04/07/28 4 .06 USD 420,984 (13,024,411)
10-Year Interest Rate Swap
(a)
4.03% Annual 1-day SOFR Annual
Goldman Sachs
International 04/24/28 4 .03 USD 375,357 (11,164,795)
10-Year Interest Rate Swap
(a)
4.16% Annual 1-day SOFR Annual
Morgan Stanley & Co.
International plc 06/16/28 4 .16 USD 183,442 (6,591,031)
10-Year Interest Rate Swap
(a)
4.15% Annual 1-day SOFR Annual
Morgan Stanley & Co.
International plc 06/20/28 4 .15 USD 366,885 (13,090,377)
(68,696,417)
Put
5-Year Interest Rate Swap
(a)
. 6-mo. PRIBOR Semi-Annual 4.50% Annual
Goldman Sachs
International 07/07/26 4 .50 CZK 660,575 (349)
5-Year Interest Rate Swap
(a)
. 1-day TIIEOIS Monthly 8.00% Monthly BNP Paribas SA 07/22/26 8 .00 MXN 858,909 (53,249)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 3.70% Annual
Morgan Stanley & Co.
International plc 08/03/26 3 .70 USD 1,503,098 (9,543,819)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.45% Annual Citibank NA 08/27/26 4 .45 USD 1,828,844 (934,640)
2-Year Interest Rate Swap
(a)
. 6-mo. EURIBOR Semi-Annual 3.20% Annual Citibank NA 08/28/26 3 .20 EUR 1,828,844 (318,052)
10-Year Interest Rate Swap
(a)
1-day TONAR Annual 2.85% Annual Bank of America NA 09/03/26 2 .85 JPY 4,259,000 (48,571)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 3.80% Annual Deutsche Bank AG 09/14/26 3 .80 USD 510,331 (2,846,907)
30-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.65% Annual
Morgan Stanley & Co.
International plc 10/09/26 4 .65 USD 247,635 (916,140)
2-Year Interest Rate Swap
(a)
. 6-mo. EURIBOR Semi-Annual 3.31% Annual Citibank NA 10/15/26 3 .31 EUR 802,019 (287,921)
2-Year Interest Rate Swap
(a)
. 6-mo. EURIBOR Semi-Annual 3.20% Annual Deutsche Bank AG 10/20/26 3 .20 EUR 1,504,006 (838,703)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 3.85% Annual
Goldman Sachs
International 10/21/26 3 .85 USD 1,792,139 (9,807,018)
10-Year Interest Rate Swap
(a)
6-mo. EURIBOR Semi-Annual 3.52% Annual
Goldman Sachs
International 11/06/26 3 .52 EUR 306,915 (557,330)
2-Year Interest Rate Swap
(a)
. 1-day SONIA Annual 4.80% Annual Citibank NA 11/09/26 4 .80 GBP 487,361 (428,212)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.71% Annual Citibank NA 03/04/27 3 .71 USD 110,871 (4,001,031)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.87% Annual Bank of America NA 03/15/27 3 .87 USD 170,677 (4,756,499)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.30% Annual
Goldman Sachs
International 09/20/27 4 .30 USD 1,998,676 (9,160,397)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.87% Annual Bank of America NA 11/08/27 3 .87 USD 328,470 (11,870,717)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.00% Annual
Nomura International
plc 12/08/27 4 .00 USD 800,000 (5,523,278)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.03% Annual
Morgan Stanley & Co.
International plc 12/16/27 4 .03 USD 195,182 (6,011,449)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.50% Annual Deutsche Bank AG 12/16/27 4 .50 USD 403,905 (1,603,506)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.10% Annual Deutsche Bank AG 01/31/28 4 .10 USD 232,456 (6,857,116)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.06% Annual Bank of America NA 04/07/28 4 .06 USD 420,984 (13,847,285)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.03% Annual
Goldman Sachs
International 04/24/28 4 .03 USD 375,357 (13,050,333)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.16% Annual
Morgan Stanley & Co.
International plc 06/16/28 4 .16 USD 183,442 (5,768,087)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.15% Annual
Morgan Stanley & Co.
International plc 06/20/28 4 .15 USD 366,885 (11,671,892)
(120,702,501)
$ (189,398,918)
(a)
Forward settling swaption.

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Strategic Income Opportunities Portfolio

Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Markit CDX North American High Yield Index
Series 39.V5 ..................... 5 .00 % Quarterly 12/20/27 USD 43,410 $ (2,074,395) $ — $ (2,074,395)
Markit CDX North American Investment Grade
Index Series 39.V1 ................ 1 .00 Quarterly 12/20/27 USD 58,347 (710,750) — (710,750)
iTraxx Europe Main Index Series 42.V1 ..... 1 .00 Quarterly 12/20/29 EUR 217,150 (5,434,665) (4,654,793) (779,872)
Markit CDX North American High Yield Index
Series 44.V3 ..................... 5 .00 Quarterly 06/20/30 USD 110,699 (9,400,617) (7,529,548) (1,871,069)
iTraxx Europe Crossover Index Series 44.V1 . 5 .00 Quarterly 12/20/30 EUR 232,999 (30,957,192) (23,801,915) (7,155,277)
Markit CDX North American High Yield Index
Series 45.V3 ..................... 5 .00 Quarterly 12/20/30 USD 77,501 (6,405,635) (3,297,759) (3,107,876)
Markit CDX North American Investment Grade
Index Series 45.V1 ................ 1 .00 Quarterly 12/20/30 USD 102,270 (2,245,273) (2,060,887) (184,386)
ArcelorMittal SA ..................... 5 .00 Quarterly 06/20/31 EUR 12,675 (2,818,342) (2,542,618) (275,724)
Bayerische Motoren Werke AG .......... 1 .00 Quarterly 06/20/31 EUR 14,725 (382,484) (289,353) (93,131)
CMA CGM SA ...................... 5 .00 Quarterly 06/20/31 EUR 6,450 (926,448) (648,787) (277,661)
Deutsche Bank AG ................... 1 .00 Quarterly 06/20/31 EUR 13,600 41,904 436,814 (394,910)
Federative Republic of Brazil ............ 1 .00 Quarterly 06/20/31 USD 121,158 1,321,405 2,277,761 (956,356)
Hapag-Lloyd AG .................... 5 .00 Quarterly 06/20/31 EUR 4,900 (843,364) (633,330) (210,034)
iTraxx Asia ex-Japan Investment Grade Index
Series 45.V1 ..................... 1 .00 Quarterly 06/20/31 USD 26,230 (380,136) (290,431) (89,705)
iTraxx Australia Main Index Series 45.V1 .... 1 .00 Quarterly 06/20/31 USD 48,000 (692,418) (281,998) (410,420)
iTraxx Europe Main Index Series 45.V1 ..... 1 .00 Quarterly 06/20/31 EUR 53,621 (1,389,386) (782,790) (606,596)
iTraxx Europe Senior Financials Index Series
45.V1 ......................... 1 .00 Quarterly 06/20/31 EUR 123,968 (3,027,751) (1,422,055) (1,605,696)
Kingdom of Morocco ................. 1 .00 Quarterly 06/20/31 USD 13,795 (156,139) — (156,139)
Markit CDX North American Emerging Markets
Index Series 45.V1 ................ 1 .00 Quarterly 06/20/31 USD 1,236 21,525 50,404 (28,879)
Markit CDX North American Investment Grade
Index Series 46.V1 ................ 1 .00 Quarterly 06/20/31 USD 456,887 (10,144,592) (10,020,823) (123,769)
Mediobanca Banca di Credito Finanziario SpA 1 .00 Quarterly 06/20/31 EUR 25,375 (111,729) 516,432 (628,161)
MMS USA Holdings, Inc. ............... 1 .00 Quarterly 06/20/31 EUR 11,475 (306,431) (163,887) (142,544)
Oman Government International Bond ...... 1 .00 Quarterly 06/20/31 USD 13,798 (197,517) (3,063) (194,454)
Republic of Colombia ................. 1 .00 Quarterly 06/20/31 USD 30,378 593,051 1,649,114 (1,056,063)
Republic of Korea ................... 1 .00 Quarterly 06/20/31 USD 1,123 (39,691) (33,878) (5,813)
Republic of the Philippines ............. 1 .00 Quarterly 06/20/31 USD 65,000 (1,087,363) (587,990) (499,373)
Republic of Turkiye (The) .............. 1 .00 Quarterly 06/20/31 USD 805 41,230 64,591 (23,361)
Tencent Holdings Ltd. ................. 1 .00 Quarterly 06/20/31 USD 20,000 (421,888) (400,007) (21,881)
United Mexican States ................ 1 .00 Quarterly 06/20/31 USD 107,335 (725,567) 249,713 (975,280)
$ (78,860,658) $ (54,201,083) $ (24,659,575)
Centrally Cleared Credit Defa ul t Swaps — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Markit CDX North American
High Yield Index Series
41.V3 ........... 5 .00 % Quarterly 12/20/28 BB- USD 66,491 $ 4,511,330 $ — $ 4,511,330
iTraxx Europe Crossover
Index Series 42.V4 .. 5 .00 Quarterly 12/20/29 BB- EUR 161,208 18,810,031 9,059,754 9,750,277
iTraxx Europe Crossover
Index Series 43.V3 .. 5 .00 Quarterly 06/20/30 BB- EUR 24,249 3,240,838 2,380,137 860,701
Alibaba Group Holding Ltd. 1 .00 Quarterly 12/20/30 A+ USD 16,000 163,473 97,169 66,304
Danske Bank A/S ...... 1 .00 Quarterly 06/20/31 BBB+ EUR 23,475 113,925 (386,809) 500,734
iTraxx Europe Crossover
Index Series 45.V1 .. 5 .00 Quarterly 06/20/31 BB- EUR 47,387 6,003,641 5,846,589 157,052
Kingdom of Saudi Arabia . 1 .00 Quarterly 06/20/31 A+ USD 2,945 53,729 49,900 3,829

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

Centrally Cleared Credit Default Swaps — Sell Protection (continued)
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Markit CDX North American
High Yield Index Series
46.V2 ........... 5 .00 % Quarterly 06/20/31 B+ USD 224,327 $ 18,393,919 $ 8,221,012 $ 10,172,907
Republic of Chile ...... 1 .00 Quarterly 06/20/31 A USD 622 16,428 12,099 4,329
Swedbank AB ........ 1 .00 Quarterly 06/20/31 A- EUR 12,650 54,387 (214,989) 269,376
Worldline SA ......... 5 .00 Quarterly 06/20/31 BB EUR 6,296 (1,132,759) (1,192,215) 59,456
$ 50,228,942 $ 23,872,647 $ 26,356,295
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day SOFR Annual 4.35% Annual N/A 07/22/26 USD 224,700 $ 938,459 $ — $ 938,459
4.59% At Termination 1-day CLICP At Termination N/A 07/29/26 CLP 10,000,000 (1,863) — (1,863)
1-day TIIEOIS Monthly 7.49% Monthly N/A 08/04/26 MXN 66,167 5,677 — 5,677
0.40% Annual 1-day TONAR Annual N/A 08/14/26 JPY 28,618,000 498,945 — 498,945
0.41% Annual 1-day TONAR Annual N/A 08/14/26 JPY 35,725,000 598,715 — 598,715
1-day TIIEOIS Monthly 7.31% Monthly N/A 08/26/26 MXN 132,204 13,823 — 13,823
6.91% Monthly 1-day TIIEOIS Monthly N/A 09/11/26 MXN 3,975,520 (189,401) — (189,401)
6.81% Quarterly 3-mo. JIBAR Quarterly N/A 09/17/26 ZAR 506,355 13,816 — 13,816
6.94% Quarterly 3-mo. JIBAR Quarterly N/A 09/17/26 ZAR 253,212 1,897 1,191 706
7.03% Quarterly 3-mo. JIBAR Quarterly N/A 09/17/26 ZAR 506,171 (2,916) — (2,916)
6.86% Quarterly 3-mo. JIBAR Quarterly N/A 09/17/26 ZAR 253,425 5,071 — 5,071
6.94% Quarterly 3-mo. JIBAR Quarterly N/A 09/17/26 ZAR 1,015,395 7,388 — 7,388
4.21% At Termination 3-mo. WIBOR Quarterly N/A 09/17/26 PLN 89,677 (764,207) — (764,207)
4.22% At Termination 3-mo. WIBOR Quarterly N/A 09/17/26 PLN 22,382 (191,618) — (191,618)
4.43% At Termination 3-mo. WIBOR Quarterly N/A 09/17/26 PLN 22,363 (203,544) — (203,544)
4.19% At Termination 3-mo. WIBOR Quarterly N/A 09/17/26 PLN 44,720 (378,734) — (378,734)
4.46% At Termination 3-mo. WIBOR Quarterly N/A 09/17/26 PLN 44,704 (410,716) — (410,716)
5.24% Annual 6-mo. WIBOR Semi-Annual N/A 09/19/26 PLN 114,237 (994,832) — (994,832)
5.16% Annual 6-mo. WIBOR Semi-Annual N/A 09/19/26 PLN 225,509 (1,917,527) — (1,917,527)
6.92% Quarterly 3-mo. JIBAR Quarterly N/A 09/23/26 ZAR 233,829 2,691 — 2,691
1-day SOFR At Termination 4.17% At Termination N/A 10/23/26 USD 397,482 1,470,811 — 1,470,811
1-day SOFR At Termination 4.21% At Termination N/A 10/27/26 USD 794,377 3,310,896 — 3,310,896
1-day SOFR Annual 4.00% Annual N/A 10/28/26 USD 800,722 1,646,510 — 1,646,510
1-day IBR At Termination 11.96% At Termination N/A 10/29/26 COP 50,000,000 40,203 — 40,203
11.96% At Termination 1-day IBR At Termination N/A 10/29/26 COP 50,000,000 (40,203) — (40,203)
1-day TIIEOIS Monthly 7.62% Monthly N/A 11/18/26 MXN 71,085 19,855 — 19,855
1-day TIIEOIS Monthly 9.26% Monthly N/A 11/18/26 MXN 305,296 216,330 — 216,330
13.70% At Termination
1-day
BZDIOVER At Termination N/A 01/04/27 BRL 26,329 28,363 — 28,363
13.88% At Termination
1-day
BZDIOVER At Termination N/A 01/04/27 BRL 417,732 445,417 — 445,417
14.11% At Termination
1-day
BZDIOVER At Termination N/A 01/04/27 BRL 20,017 1,639 — 1,639
1-day SOFR Annual 4.07% Annual N/A 01/14/27 USD 795,890 2,011,367 — 2,011,367
1-day SOFR Annual 4.03% Annual N/A 03/07/27 USD 464,406 732,051 — 732,051
1-day SOFR Annual 3.47% Annual N/A 03/10/27 USD 200,466 (793,682) — (793,682)
6-mo. BUBOR Semi-Annual 6.04% Annual N/A 03/19/27 HUF 667,014 2,391 — 2,391
6-mo. BUBOR Semi-Annual 6.50% Annual N/A 03/19/27 HUF 3,042,557 54,370 — 54,370
7.25% Quarterly 3-mo. JIBAR Quarterly N/A 03/19/27 ZAR 272,753 (3,147) — (3,147)
5.13% Annual 6-mo. WIBOR Semi-Annual N/A 03/19/27 PLN 189,892 (606,238) — (606,238)
5.14% Annual 6-mo. WIBOR Semi-Annual N/A 03/19/27 PLN 316,487 (1,021,038) — (1,021,038)

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Strategic Income Opportunities Portfolio

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day MIBOR Semi-Annual 6.34% Semi-Annual N/A 03/20/27 INR 3,911,496 $ 333,466 $ — $ 333,466
1-day SOFR Annual 4.10% Annual N/A 05/30/27 USD 590,948 712,137 — 712,137
1-day SOFR Annual 4.15% Annual N/A 05/30/27 USD 590,948 1,000,117 — 1,000,117
1-day SOFR Annual 3.50% Annual N/A 06/10/27 USD 1,900,000 (9,059,927) — (9,059,927)
3-mo. JIBAR Quarterly 7.31% Quarterly 09/16/26
(a)
09/16/27 ZAR 1,533,000 (47,977) — (47,977)
6-mo. BUBOR Semi-Annual 5.68% Annual N/A 09/17/27 HUF 8,193,489 729,425 — 729,425
6-mo. BUBOR Semi-Annual 5.76% Annual N/A 09/17/27 HUF 7,394,897 695,099 — 695,099
6-mo. BUBOR Semi-Annual 6.02% Annual N/A 09/17/27 HUF 3,417,413 377,513 — 377,513
6-mo. BUBOR Semi-Annual 6.10% Annual N/A 09/17/27 HUF 2,043,235 235,871 — 235,871
6-mo. BUBOR Semi-Annual 6.11% Annual N/A 09/17/27 HUF 4,085,908 472,946 — 472,946
6-mo. BUBOR Semi-Annual 6.20% Annual N/A 09/17/27 HUF 2,044,955 248,779 — 248,779
7.02% Quarterly 3-mo. JIBAR Quarterly N/A 09/17/27 ZAR 106,735 20,987 — 20,987
6.72% Quarterly 3-mo. JIBAR Quarterly N/A 09/17/27 ZAR 106,774 44,271 — 44,271
6.99% Quarterly 3-mo. JIBAR Quarterly N/A 09/17/27 ZAR 214,114 46,146 — 46,146
6.79% Quarterly 3-mo. JIBAR Quarterly N/A 09/17/27 ZAR 53,439 19,369 — 19,369
6.93% Quarterly 3-mo. JIBAR Quarterly N/A 09/17/27 ZAR 53,394 13,847 1,110 12,737
4.27% Annual 6-mo. WIBOR Semi-Annual N/A 09/17/27 PLN 60,364 (432,679) — (432,679)
3.99% Annual 6-mo. WIBOR Semi-Annual N/A 09/17/27 PLN 60,385 (345,374) — (345,374)
3.97% Annual 6-mo. WIBOR Semi-Annual N/A 09/17/27 PLN 121,091 (680,052) — (680,052)
4.03% Annual 6-mo. WIBOR Semi-Annual N/A 09/17/27 PLN 30,222 (179,110) — (179,110)
4.18% Annual 6-mo. WIBOR Semi-Annual N/A 09/17/27 PLN 30,197 (202,389) — (202,389)
1-day SOFR Annual 3.98% Annual N/A 10/06/27 USD 482,431 258,702 — 258,702
1-day SOFR Annual 3.30% Annual N/A 10/23/27 USD 143,045 (1,828,215) — (1,828,215)
1-day SOFR Annual 4.20% Annual N/A 10/23/27 USD 206,848 1,018,133 — 1,018,133
1-day SOFR Annual 3.92% Annual N/A 11/03/27 USD 98,149 (41,408) — (41,408)
1-day SOFR Annual 3.95% Annual N/A 11/03/27 USD 98,149 16,330 — 16,330
1-day SOFR Annual 3.99% Annual N/A 11/03/27 USD 196,299 167,381 — 167,381
1-day SOFR Annual 4.07% Annual N/A 11/03/27 USD 400,330 1,010,173 — 1,010,173
1-day SOFR Annual 3.86% Annual N/A 11/10/27 USD 405,709 (632,060) — (632,060)
1-day SOFR Annual 3.91% Annual N/A 11/10/27 USD 410,897 (296,437) — (296,437)
3.27% Annual 1-day SOFR Annual N/A 12/01/27 USD 31,660 416,341 — 416,341
1-day SOFR At Termination 3.23% At Termination 12/11/26
(a)
12/11/27 USD 943,325 (7,974,072) — (7,974,072)
3.35% Annual 1-day SOFR Annual N/A 12/16/27 USD 53,039 615,279 7,176 608,103
6-mo. BUBOR Semi-Annual 6.15% Annual N/A 12/17/27 HUF 4,085,904 540,599 — 540,599
4.02% Annual 6-mo. WIBOR Semi-Annual N/A 12/17/27 PLN 60,385 (350,876) — (350,876)
1-day
BZDIOVER At Termination 13.75% At Termination N/A 01/03/28 BRL 291,585 (256,629) — (256,629)
1-day
BZDIOVER At Termination 13.80% At Termination N/A 01/03/28 BRL 145,514 (112,126) — (112,126)
1-day
BZDIOVER At Termination 13.96% At Termination N/A 01/03/28 BRL 43,531 (4,212) — (4,212)
1-day
BZDIOVER At Termination 14.01% At Termination N/A 01/03/28 BRL 613,555 19,068 — 19,068
14.04% At Termination
1-day
BZDIOVER At Termination N/A 01/03/28 BRL 779,251 (87,843) — (87,843)
1-day SOFR Annual 3.48% Annual N/A 01/23/28 USD 540,713 (5,001,059) — (5,001,059)
1-day SOFR Annual 4.00% Annual N/A 01/26/28 USD 494,279 372,473 — 372,473
3.45% Annual 1-day SOFR Annual N/A 01/26/28 USD 494,279 4,909,322 — 4,909,322
1-day SOFR Annual 3.87% Annual N/A 02/05/28 USD 500,675 (875,778) — (875,778)
3.27% Annual 1-day SOFR Annual N/A 02/05/28 USD 500,675 6,720,298 — 6,720,298
1-day SONIA At Termination 3.18% At Termination 02/10/27
(a)
02/10/28 GBP 347,008 (3,901,379) — (3,901,379)
6-mo. BUBOR Semi-Annual 5.76% Annual N/A 03/18/28 HUF 1,574,588 26,726 — 26,726
3.32% Quarterly 3-mo. KLIBOR Quarterly N/A 03/18/28 MYR 480,000 281,042 — 281,042
3.49% Annual 6-mo. WIBOR Semi-Annual N/A 03/18/28 PLN 23,148 44,485 — 44,485
1-week
CNREPOFIX_
CFXS Quarterly 1.58% Quarterly N/A 03/19/28 CNY 365,040 162,968 — 162,968
1.32% Annual 1-day TONAR Annual N/A 03/30/28 JPY 15,370,874 (61,663) — (61,663)
1.32% Annual 1-day TONAR Annual N/A 03/30/28 JPY 15,129,187 (56,567) — (56,567)
1.38% Annual 1-day TONAR Annual N/A 03/30/28 JPY 14,048,503 (161,077) — (161,077)

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1.34% Annual 1-day TONAR Annual N/A 03/30/28 JPY 15,212,095 $ (93,292) $ — $ (93,292)
1.39% Annual 1-day TONAR Annual N/A 03/30/28 JPY 15,219,212 (185,568) — (185,568)
3-mo. CD_KSDA Quarterly 3.73% Quarterly N/A 05/21/28 KRW 362,688,100 391,515 — 391,515
4.64% Annual 1-day SONIA Annual N/A 05/26/28 GBP 24,450 (391,047) — (391,047)
6.98% Monthly 1-day TIIEOIS Monthly N/A 06/15/28 MXN 3,258,634 437,431 — 437,431
3-mo. HIBOR Quarterly 3.38% Quarterly 06/16/27
(a)
06/16/28 HKD 1,204,500 (146,875) — (146,875)
3-mo. HIBOR Quarterly 3.49% Quarterly 06/16/27
(a)
06/16/28 HKD 1,204,500 20,388 — 20,388
3-mo. CD_KSDA Quarterly 3.71% Quarterly N/A 06/17/28 KRW 36,858,348 6,665 — 6,665
1-day SOFR Annual 3.80% Annual N/A 06/17/28 USD 49,780 (190,985) — (190,985)
3.90% Annual 1-day SOFR Annual N/A 06/17/28 USD 49,780 91,165 — 91,165
4.15% Annual 6-mo. PRIBOR Semi-Annual N/A 06/17/28 CZK 4,116,846 (368,368) — (368,368)
3-mo. CD_KSDA Quarterly 3.77% Quarterly N/A 06/26/28 KRW 388,770,000 275,208 — 275,208
1-day SOFR Annual 3.50% Annual N/A 08/20/28 USD 588,764 (8,036,614) — (8,036,614)
4.29% Annual 1-day SOFR Annual N/A 08/31/28 USD 782,949 (7,469,895) — (7,469,895)
4.25% Annual 1-day SOFR Annual N/A 08/31/28 USD 195,737 (1,619,960) — (1,619,960)
4.26% Annual 1-day SOFR Annual N/A 08/31/28 USD 981,388 (8,584,604) — (8,584,604)
4.29% Annual 1-day SOFR Annual N/A 08/31/28 USD 495,162 (4,700,410) — (4,700,410)
1-day IBR Quarterly 11.74% Quarterly 09/16/26
(a)
09/16/28 COP 364,445,601 1,546,614 — 1,546,614
3-mo. TWCPBA Quarterly 2.06% Quarterly 09/16/26
(a)
09/16/28 TWD 3,050,000 157,064 — 157,064
3-mo. HIBOR Quarterly 3.38% Quarterly 09/16/26
(a)
09/16/28 HKD 945,000 (214,250) — (214,250)
3-mo. CD_KSDA Quarterly 3.97% Quarterly 09/16/26
(a)
09/16/28 KRW 78,031,716 136,660 — 136,660
6-mo. PRIBOR Semi-Annual 4.31% Annual 09/16/26
(a)
09/16/28 CZK 2,661,761 474,609 — 474,609
6.53% Semi-Annual 1-day MIBOR Semi-Annual 09/16/26
(a)
09/16/28 INR 4,560,000 (505,237) — (505,237)
1.46% Quarterly
1-week
CNREPOFIX_
CFXS Quarterly 09/16/26
(a)
09/16/28 CNY 489,000 (86,659) — (86,659)
3.46% Quarterly 3-mo. KLIBOR Quarterly 09/17/26
(a)
09/17/28 MYR 107,000 18,386 — 18,386
3.16% Annual 1-day SOFR Annual N/A 09/19/28 USD 17,900 408,690 — 408,690
1-day SOFR Annual 4.40% Annual N/A 10/31/28 USD 250,232 3,366,156 — 3,366,156
1-day SONIA Annual 4.12% Annual N/A 11/17/28 GBP 121,376 665,885 — 665,885
1-day SONIA Annual 4.12% Annual N/A 11/21/28 GBP 120,683 666,068 — 666,068
1-day SOFR Annual 3.25% Annual 12/15/26
(a)
12/15/28 USD 419,055 (5,886,187) — (5,886,187)
1-day
BZDIOVER At Termination 12.90% At Termination N/A 01/02/29 BRL 42,258 (280,342) — (280,342)
1-day
BZDIOVER At Termination 13.01% At Termination N/A 01/02/29 BRL 215,636 (1,578,344) — (1,578,344)
1-day
BZDIOVER At Termination 13.11% At Termination N/A 01/02/29 BRL 35,631 (252,930) — (252,930)
1-day
BZDIOVER At Termination 13.14% At Termination N/A 01/02/29 BRL 107,130 (720,152) — (720,152)
1-day
BZDIOVER At Termination 13.39% At Termination N/A 01/02/29 BRL 78,325 (377,638) — (377,638)
1-day
BZDIOVER At Termination 13.49% At Termination N/A 01/02/29 BRL 32,127 (92,381) — (92,381)
1-day
BZDIOVER At Termination 14.41% At Termination N/A 01/02/29 BRL 1,031,145 1,791,786 — 1,791,786
2.92% Annual 1-day SOFR Annual N/A 02/16/29 USD 180,919 5,216,403 233,645 4,982,758
6-mo. EURIBOR Semi-Annual 3.00% Annual N/A 03/05/29 EUR 300,382 3,740,774 — 3,740,774
3.80% Annual 1-day SOFR Annual N/A 03/19/29 USD 13,200 51,747 — 51,747
1-day MIBOR Semi-Annual 6.26% Semi-Annual N/A 03/20/29 INR 1,210,394 125,296 — 125,296
1-day MIBOR Semi-Annual 6.30% Semi-Annual N/A 03/20/29 INR 1,479,370 169,297 — 169,297
1-day SOFR Annual 3.79% Annual N/A 03/29/29 USD 732,656 (3,026,864) — (3,026,864)
1-day SOFR Annual 4.00% Annual N/A 04/08/29 USD 414,291 747,539 — 747,539
1-day SOFR Annual 4.05% Annual N/A 04/09/29 USD 313,413 1,007,970 — 1,007,970
1-day SOFR Annual 4.00% Annual N/A 04/18/29 USD 496,227 869,008 — 869,008
1-day SOFR Annual 4.00% Annual N/A 04/24/29 USD 249,166 433,454 — 433,454
6-mo. EURIBOR Semi-Annual 2.90% Annual N/A 04/30/29 EUR 349,347 2,489,607 — 2,489,607
1-day SOFR Annual 4.00% Annual N/A 05/06/29 USD 501,757 852,513 — 852,513
6-mo. EURIBOR Semi-Annual 2.87% Annual N/A 06/11/29 EUR 248,990 1,286,001 — 1,286,001
1-day MIBOR Semi-Annual 5.98% Semi-Annual N/A 06/29/29 INR 16,584,700 2,985 — 2,985

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Strategic Income Opportunities Portfolio

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
3.57% Annual 1-day SOFR Annual N/A 08/05/29 USD 10,553 $ 150,930 $ — $ 150,930
7.29% Quarterly 3-mo. JIBAR Quarterly 09/16/26
(a)
09/16/29 ZAR 1,535,986 74,646 — 74,646
3.42% Quarterly 3-mo. KLIBOR Quarterly 09/17/26
(a)
09/17/29 MYR 94,400 60,892 — 60,892
1-day SOFR Annual 3.66% Annual N/A 10/10/29 USD 250,246 (2,412,504) — (2,412,504)
1-day TIIEOIS Monthly 7.77% Monthly N/A 11/14/29 MXN 34,170 20,958 — 20,958
1-day TIIEOIS Monthly 9.04% Monthly N/A 11/14/29 MXN 8,452,869 24,147,058 — 24,147,058
0.77% Annual 1-day TONAR Annual N/A 11/18/29 JPY 61,997,581 11,139,557 — 11,139,557
7.78% Monthly 1-day TIIEOIS Monthly N/A 12/14/29 MXN 34,563 (20,931) — (20,931)
1-day MIBOR Semi-Annual 6.12% Semi-Annual N/A 12/18/29 INR 1,484,007 42,211 — 42,211
1-day MIBOR Semi-Annual 6.12% Semi-Annual N/A 12/18/29 INR 1,484,007 45,582 — 45,582
7.80% Monthly 1-day TIIEOIS Monthly N/A 02/07/30 MXN 35,956 (21,781) — (21,781)
8.65% Monthly 1-day TIIEOIS Monthly N/A 02/07/30 MXN 154,427 (340,451) — (340,451)
1-day SOFR Annual 3.23% Annual N/A 02/19/30 USD 299,521 (7,593,095) — (7,593,095)
1-day MIBOR Semi-Annual 6.06% Semi-Annual N/A 02/21/30 INR 3,780,085 99,959 — 99,959
1-day SOFR Annual 3.90% Annual N/A 02/24/30 USD 127,468 (21,037) — (21,037)
3.46% Annual 1-day SOFR Annual N/A 03/18/30 USD 23,200 382,705 — 382,705
6-mo. PRIBOR Semi-Annual 3.46% Annual N/A 03/19/30 CZK 304,764 (322,012) — (322,012)
6-mo. PRIBOR Semi-Annual 3.60% Annual N/A 03/19/30 CZK 66,813 (53,303) — (53,303)
1-day MIBOR Semi-Annual 6.00% Semi-Annual N/A 03/19/30 INR 4,248,404 (10,575) — (10,575)
6-mo. BUBOR Semi-Annual 6.15% Annual N/A 03/19/30 HUF 288,640 36,768 — 36,768
6-mo. BUBOR Semi-Annual 6.55% Annual N/A 03/19/30 HUF 1,316,619 229,208 — 229,208
7.94% Quarterly 3-mo. JIBAR Quarterly N/A 03/19/30 ZAR 1,499,768 (1,888,813) — (1,888,813)
3.70% Annual 1-day SOFR Annual N/A 03/31/30 USD 11,600 89,098 — 89,098
7.82% Monthly 1-day TIIEOIS Monthly N/A 05/06/30 MXN 28,226 (16,691) — (16,691)
7.73% Monthly 1-day TIIEOIS Monthly N/A 05/06/30 MXN 121,226 (50,088) — (50,088)
6-mo. EURIBOR Semi-Annual 2.20% Annual N/A 06/04/30 EUR 78,229 (1,717,824) — (1,717,824)
1-day TIIEOIS Monthly 7.82% Monthly N/A 06/07/30 MXN 188,994 109,799 — 109,799
1-day TIIEOIS Monthly 7.82% Monthly N/A 06/07/30 MXN 44,005 25,609 — 25,609
6-mo. PRIBOR Semi-Annual 3.56% Annual N/A 06/18/30 CZK 83,183 (76,966) — (76,966)
6-mo. PRIBOR Semi-Annual 3.62% Annual N/A 06/18/30 CZK 45,078 (37,177) — (37,177)
6-mo. PRIBOR Semi-Annual 3.66% Annual N/A 06/18/30 CZK 122,440 (91,806) 11,220 (103,026)
7.77% Monthly 1-day TIIEOIS Monthly N/A 06/21/30 MXN 10,094 (4,364) — (4,364)
1-day TIIEOIS Monthly 7.72% Monthly N/A 06/24/30 MXN 135,925 52,813 — 52,813
1-day TIIEOIS Monthly 7.67% Monthly N/A 07/30/30 MXN 80,354 19,864 — 19,864
1-day TIIEOIS Monthly 7.69% Monthly N/A 07/30/30 MXN 613,889 177,114 — 177,114
1-day TIIEOIS Monthly 7.51% Monthly N/A 08/21/30 MXN 160,551 (14,580) — (14,580)
11.19% Quarterly 1-day IBR Quarterly 09/16/26
(a)
09/16/30 COP 201,137,980 (1,812,218) — (1,812,218)
1-week
CNREPOFIX_
CFXS Quarterly 1.45% Quarterly N/A 09/17/30 CNY 317,525 6,176 — 6,176
6-mo. PRIBOR Semi-Annual 3.41% Annual N/A 09/17/30 CZK 400,659 (194,499) — (194,499)
6-mo. PRIBOR Semi-Annual 3.55% Annual N/A 09/17/30 CZK 780,308 (130,139) — (130,139)
6-mo. PRIBOR Semi-Annual 3.62% Annual N/A 09/17/30 CZK 141,497 (3,245) — (3,245)
6-mo. PRIBOR Semi-Annual 3.64% Annual N/A 09/17/30 CZK 170,961 4,402 — 4,402
6-mo. PRIBOR Semi-Annual 3.70% Annual N/A 09/17/30 CZK 282,955 45,170 — 45,170
6-mo. PRIBOR Semi-Annual 3.81% Annual N/A 09/17/30 CZK 141,616 57,237 — 57,237
6-mo. WIBOR Semi-Annual 4.14% Annual N/A 09/17/30 PLN 12,063 94,085 — 94,085
6-mo. BUBOR Semi-Annual 5.96% Annual N/A 09/17/30 HUF 1,033,557 227,403 — 227,403
6-mo. BUBOR Semi-Annual 6.21% Annual N/A 09/17/30 HUF 773,153 198,234 — 198,234
6-mo. BUBOR Semi-Annual 6.22% Annual N/A 09/17/30 HUF 226,585 58,261 — 58,261
6-mo. BUBOR Semi-Annual 6.27% Annual N/A 09/17/30 HUF 257,958 68,390 — 68,390
7.22% Quarterly 3-mo. JIBAR Quarterly N/A 09/17/30 ZAR 144,479 35,514 — 35,514
7.60% Quarterly 3-mo. JIBAR Quarterly N/A 09/17/30 ZAR 419,921 (252,316) — (252,316)
7.37% Quarterly 3-mo. JIBAR Quarterly N/A 09/17/30 ZAR 144,358 (12,927) 13,085 (26,012)
7.49% Quarterly 3-mo. JIBAR Quarterly N/A 09/17/30 ZAR 288,571 (106,846) — (106,846)
7.11% Quarterly 3-mo. JIBAR Quarterly N/A 09/17/30 ZAR 233,575 113,361 — 113,361
1-day TIIEOIS Monthly 7.29% Monthly N/A 10/03/30 MXN 160,551 (99,333) — (99,333)
3.36% Annual 1-day SOFR Annual N/A 10/09/30 USD 12,000 298,118 — 298,118
3.45% Annual 1-day SOFR Annual N/A 12/16/30 USD 24,413 493,409 19,724 473,685
6-mo. PRIBOR Semi-Annual 3.90% Annual N/A 12/17/30 CZK 433,976 238,182 — 238,182

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
6-mo. BUBOR Semi-Annual 6.23% Annual N/A 12/17/30 HUF 515,411 $ 141,406 $ — $ 141,406
7.04% Quarterly 3-mo. JIBAR Quarterly N/A 12/17/30 ZAR 233,575 165,007 — 165,007
4.08% Annual 6-mo. WIBOR Semi-Annual N/A 12/17/30 PLN 115,931 (797,588) — (797,588)
4.08% Annual 6-mo. WIBOR Semi-Annual N/A 12/17/30 PLN 114,201 (782,925) — (782,925)
4.10% Annual 6-mo. WIBOR Semi-Annual N/A 12/17/30 PLN 115,931 (818,585) — (818,585)
1-day
BZDIOVER At Termination 13.24% At Termination N/A 01/02/31 BRL 18,679 (121,671) — (121,671)
1-day TIIEOIS Monthly 7.53% Monthly N/A 01/03/31 MXN 82,388 (16,566) — (16,566)
1-day TIIEOIS Monthly 7.98% Monthly N/A 03/13/31 MXN 59,321 48,393 — 48,393
6-mo. PRIBOR Semi-Annual 3.74% Annual N/A 03/18/31 CZK 207,202 (147,508) — (147,508)
6-mo. BUBOR Semi-Annual 5.98% Annual N/A 03/18/31 HUF 278,074 40,798 — 40,798
6.69% Quarterly 3-mo. JIBAR Quarterly N/A 03/18/31 ZAR 115,217 189,286 — 189,286
3.62% Annual 6-mo. PRIBOR Semi-Annual N/A 03/18/31 CZK 235,631 232,315 — 232,315
3.58% Annual 6-mo. PRIBOR Semi-Annual N/A 03/18/31 CZK 234,901 249,477 — 249,477
1-day TIIEOIS Monthly 7.68% Monthly N/A 06/10/31 MXN 2,020,705 79,749 — 79,749
6-mo. PRIBOR Semi-Annual 4.31% Annual N/A 06/17/31 CZK 437,392 194,362 — 194,362
6-mo. PRIBOR Semi-Annual 4.31% Annual N/A 06/17/31 CZK 888,038 404,185 — 404,185
6-mo. PRIBOR Semi-Annual 4.44% Annual N/A 06/17/31 CZK 368,482 267,794 — 267,794
6-mo. PRIBOR Semi-Annual 4.59% Annual N/A 06/17/31 CZK 282,516 299,104 — 299,104
6-mo. PRIBOR Semi-Annual 4.61% Annual N/A 06/17/31 CZK 282,516 311,284 — 311,284
1-day MIBOR Semi-Annual 6.51% Semi-Annual N/A 06/17/31 INR 3,446,179 554,022 — 554,022
2.00% Quarterly 1-day THOR Quarterly N/A 06/17/31 THB 490,324 (302,877) — (302,877)
2.00% Quarterly 1-day THOR Quarterly N/A 06/17/31 THB 1,144,089 (710,552) — (710,552)
4.12% Annual 6-mo. WIBOR Semi-Annual N/A 06/17/31 PLN 191,482 (351,333) — (351,333)
4.40% Annual 6-mo. WIBOR Semi-Annual N/A 06/17/31 PLN 77,035 (398,366) — (398,366)
4.22% Annual 6-mo. WIBOR Semi-Annual N/A 06/17/31 PLN 152,832 (459,429) — (459,429)
4.39% Annual 6-mo. WIBOR Semi-Annual N/A 06/17/31 PLN 17,867 (89,858) — (89,858)
3.98% Annual 1-day SOFR Annual N/A 07/02/31 USD 6,800 (19,967) — (19,967)
0.02% Annual 6-mo. EURIBOR Semi-Annual N/A 08/26/31 EUR 157,050 24,544,024 — 24,544,024
2.44% Annual 6-mo. EURIBOR Semi-Annual N/A 09/10/31 EUR 73,860 1,076,158 (17,740) 1,093,898
3-mo. JIBAR Quarterly 7.41% Quarterly 09/16/26
(a)
09/16/31 ZAR 932,876 (12,607) — (12,607)
6.77% Semi-Annual 1-day MIBOR Semi-Annual 09/16/26
(a)
09/16/31 INR 3,425,000 (845,213) — (845,213)
6.41% Semi-Annual 1-day MIBOR Semi-Annual 09/16/26
(a)
09/16/31 INR 1,140,000 (103,998) — (103,998)
3.85% Annual 1-day SOFR Annual 09/16/26
(a)
09/16/31 USD 95,088 281,504 — 281,504
1.96% Semi-Annual 1-day SORA Semi-Annual 09/16/26
(a)
09/16/31 SGD 11,210 (40,274) — (40,274)
1.95% Semi-Annual 1-day SORA Semi-Annual 09/16/26
(a)
09/16/31 SGD 11,245 (38,080) — (38,080)
1.97% Semi-Annual 1-day SORA Semi-Annual 09/16/26
(a)
09/16/31 SGD 12,145 (47,207) — (47,207)
1.96% Semi-Annual 1-day SORA Semi-Annual 09/16/26
(a)
09/16/31 SGD 59,000 (207,617) — (207,617)
1.61% Quarterly
1-week
CNREPOFIX_
CFXS Quarterly 09/16/26
(a)
09/16/31 CNY 190,000 (190,878) — (190,878)
1.50% Quarterly
1-week
CNREPOFIX_
CFXS Quarterly 09/16/26
(a)
09/16/31 CNY 110,760 (23,834) — (23,834)
1.51% Quarterly
1-week
CNREPOFIX_
CFXS Quarterly 09/16/26
(a)
09/16/31 CNY 68,210 (21,409) — (21,409)
1.56% Quarterly
1-week
CNREPOFIX_
CFXS Quarterly 09/16/26
(a)
09/16/31 CNY 339,770 (226,385) — (226,385)
1.61% Quarterly
1-week
CNREPOFIX_
CFXS Quarterly 09/16/26
(a)
09/16/31 CNY 1,211,340 (1,241,645) — (1,241,645)
1.55% Quarterly
1-week
CNREPOFIX_
CFXS Quarterly 09/16/26
(a)
09/16/31 CNY 95,950 (57,911) — (57,911)
1.54% Quarterly
1-week
CNREPOFIX_
CFXS Quarterly 09/16/26
(a)
09/16/31 CNY 14,250 (7,486) — (7,486)
4.07% Quarterly 3-mo. CD_KSDA Quarterly 09/16/26
(a)
09/16/31 KRW 50,054,685 (225,221) — (225,221)

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Strategic Income Opportunities Portfolio

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
2.74% Quarterly 3-mo. HIBOR Quarterly 09/16/26
(a)
09/16/31 HKD 182,000 $ 670,862 $ — $ 670,862
3.36% Quarterly 3-mo. HIBOR Quarterly 09/16/26
(a)
09/16/31 HKD 168,000 (1,285) — (1,285)
2.28% Quarterly 3-mo. TWCPBA Quarterly 09/16/26
(a)
09/16/31 TWD 634,000 (126,452) — (126,452)
2.42% Quarterly 3-mo. TWCPBA Quarterly 09/16/26
(a)
09/16/31 TWD 740,000 (290,004) — (290,004)
3.60% Quarterly 3-mo. KLIBOR Quarterly 09/17/26
(a)
09/17/31 MYR 224,280 (71,533) — (71,533)
3.51% Quarterly 3-mo. KLIBOR Quarterly 09/17/26
(a)
09/17/31 MYR 210,005 142,863 — 142,863
3.51% Quarterly 3-mo. KLIBOR Quarterly 09/17/26
(a)
09/17/31 MYR 398,005 288,551 — 288,551
1-day SOFR Annual 3.79% Annual N/A 10/14/31 USD 197,460 (1,175,185) — (1,175,185)
1-day SOFR Annual 3.79% Annual N/A 11/19/31 USD 251,205 (1,498,240) — (1,498,240)
1-day SOFR Annual 3.78% Annual N/A 01/28/32 USD 467,125 (2,993,775) — (2,993,775)
2.38% Annual 1-day SOFR Annual N/A 04/08/32 USD 43,962 3,604,558 — 3,604,558
2.60% Annual 1-day SOFR Annual N/A 05/26/32 USD 53,426 3,752,377 — 3,752,377
1-day SOFR Annual 3.47% Annual N/A 10/04/32 USD 223,490 (6,197,452) — (6,197,452)
1-day SOFR Annual 3.42% Annual N/A 10/05/32 USD 103,240 (3,200,629) — (3,200,629)
1-day SOFR Annual 3.05% Annual N/A 10/28/32 USD 249,920 (13,444,999) — (13,444,999)
1-day SOFR Annual 2.88% Annual N/A 11/02/32 USD 250,132 (16,087,074) — (16,087,074)
1-day SOFR Annual 2.92% Annual N/A 11/04/32 USD 249,476 (15,424,778) — (15,424,778)
1-day SOFR Annual 2.90% Annual N/A 11/15/32 USD 400,986 (25,237,569) — (25,237,569)
1-day SOFR Annual 3.20% Annual N/A 11/28/32 USD 239,768 (10,606,333) — (10,606,333)
1-day ESTR Annual 2.34% Annual 01/19/28
(a)
01/19/33 EUR 150,420 (1,718,524) — (1,718,524)
1-day SOFR Annual 3.14% Annual 05/12/28
(a)
05/12/33 USD 279,328 (9,002,588) — (9,002,588)
1-day SOFR Annual 3.75% Annual N/A 08/09/33 USD 251,131 (3,357,734) — (3,357,734)
3.24% Annual 1-day SOFR Annual N/A 08/09/33 USD 122,861 6,071,481 — 6,071,481
3-mo. JIBAR Quarterly 7.47% Quarterly 09/16/26
(a)
09/16/33 ZAR 370,521 (137,545) — (137,545)
3-mo. JIBAR Quarterly 7.62% Quarterly 09/16/26
(a)
09/16/33 ZAR 864,549 111,306 — 111,306
1-day SOFR Annual 3.93% Annual N/A 10/04/33 USD 249,492 (36,229) — (36,229)
1-day SOFR Annual 3.50% Annual N/A 10/17/33 USD 343,829 (10,416,086) — (10,416,086)
4.40% Annual 1-day SOFR Annual N/A 11/01/33 USD 245,780 (8,094,194) — (8,094,194)
1-day SOFR Annual 4.00% Annual N/A 01/12/34 USD 193,843 880,473 — 880,473
1-day SOFR Annual 4.00% Annual N/A 01/17/34 USD 55,662 248,732 — 248,732
1-day MIBOR Semi-Annual 6.34% Semi-Annual N/A 03/20/34 INR 497,490 26,321 — 26,321
1-day MIBOR Semi-Annual 6.35% Semi-Annual N/A 03/20/34 INR 497,490 29,574 — 29,574
3.62% Annual 1-day SOFR Annual 10/09/29
(a)
10/09/34 USD 510,800 7,623,433 — 7,623,433
1-day SOFR Annual 3.66% Annual N/A 10/10/34 USD 168,525 (3,864,308) — (3,864,308)
1-day SOFR Annual 3.67% Annual N/A 12/26/34 USD 310,210 (6,882,776) — (6,882,776)
1-day SOFR Annual 3.70% Annual N/A 01/06/35 USD 242,395 (4,843,630) — (4,843,630)
1-day SOFR Annual 3.75% Annual N/A 03/27/35 USD 240,187 (4,081,045) — (4,081,045)
1-day SOFR Annual 3.75% Annual N/A 07/09/35 USD 139,689 (2,849,214) — (2,849,214)
1-day THOR Quarterly 1.38% Quarterly N/A 09/17/35 THB 63,030 (92,087) — (92,087)
1-day THOR Quarterly 1.44% Quarterly N/A 09/17/35 THB 4,130 (5,304) — (5,304)
1.35% Quarterly 1-day THOR Quarterly N/A 09/17/35 THB 67,160 102,502 44,782 57,720
1-day TIIEOIS Monthly 8.27% Monthly N/A 12/05/35 MXN 265,496 217,599 — 217,599
3.77% Annual 1-day SOFR Annual N/A 12/16/35 USD 12,262 221,638 14,256 207,382
1-day TIIEOIS Monthly 8.00% Monthly N/A 12/28/35 MXN 16,001 (4,889) — (4,889)
1-day TIIEOIS Monthly 8.35% Monthly N/A 03/06/36 MXN 12,165 12,832 — 12,832
6-mo. EURIBOR Semi-Annual 2.94% Annual N/A 04/27/36 EUR 371,813 1,670,623 — 1,670,623
6-mo. PRIBOR Semi-Annual 4.56% Annual N/A 06/17/36 CZK 174,481 239,837 — 239,837
6-mo. PRIBOR Semi-Annual 4.60% Annual N/A 06/17/36 CZK 93,951 143,618 — 143,618
5.42% Semi-Annual 1-day CLICP Semi-Annual N/A 06/17/36 CLP 8,462,313 (219,752) — (219,752)
3.87% Quarterly 3-mo. CD_KSDA Quarterly N/A 06/17/36 KRW 8,600,934 23,047 — 23,047
6-mo. BUBOR Semi-Annual 5.49% Annual 06/18/31
(a)
06/18/36 HUF 4,150,335 400,986 — 400,986
6-mo. BUBOR Semi-Annual 5.54% Annual 06/18/31
(a)
06/18/36 HUF 4,132,369 422,989 — 422,989
6-mo. BUBOR Semi-Annual 5.65% Annual 06/18/31
(a)
06/18/36 HUF 4,214,439 482,232 — 482,232
1-day THOR Quarterly 2.07% Quarterly 09/16/26
(a)
09/16/36 THB 1,262,858 195,743 — 195,743
1-day THOR Quarterly 2.09% Quarterly 09/16/26
(a)
09/16/36 THB 340,439 69,867 — 69,867
3-mo. TWCPBA Quarterly 2.51% Quarterly 09/16/26
(a)
09/16/36 TWD 260,000 81,492 — 81,492
2.34% Semi-Annual 1-day SORA Semi-Annual 09/16/26
(a)
09/16/36 SGD 35,551 (603,227) — (603,227)
3.53% Quarterly 3-mo. HIBOR Quarterly 09/16/26
(a)
09/16/36 HKD 189,400 (113,468) — (113,468)
3.74% Quarterly 3-mo. KLIBOR Quarterly 09/17/26
(a)
09/17/36 MYR 116,000 30,758 — 30,758
3.77% Quarterly 3-mo. KLIBOR Quarterly 09/17/26
(a)
09/17/36 MYR 71,000 (29,503) — (29,503)

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
3.46% Annual 1-day SOFR Annual 12/15/26
(a)
12/15/36 USD 95,777 $ 4,499,846 $ — $ 4,499,846
4.09% Annual 1-day SOFR Annual N/A 08/15/39 USD 133,200 182,632 — 182,632
4.08% Annual 1-day SOFR Annual N/A 08/15/39 USD 133,200 318,789 — 318,789
4.09% Annual 1-day SOFR Annual N/A 08/15/39 USD 167,354 148,730 — 148,730
4.02% Annual 1-day SOFR Annual N/A 08/15/39 USD 66,600 588,927 — 588,927
2.93% Annual 1-day SOFR Annual N/A 11/26/41 USD 32,045 4,692,473 (35,481) 4,727,954
2.81% Annual 1-day SOFR Annual N/A 01/25/51 USD 62,463 13,823,178 (777,126) 14,600,304
2.81% Annual 1-day SOFR Annual N/A 01/28/51 USD 111,429 24,660,310 (1,392,436) 26,052,746
2.80% Annual 1-day SOFR Annual N/A 02/01/51 USD 65,177 14,519,923 (706,255) 15,226,178
2.80% Annual 1-day SOFR Annual N/A 02/04/51 USD 37,194 8,286,315 (405,037) 8,691,352
2.80% Annual 1-day SOFR Annual N/A 02/05/51 USD 38,392 8,552,109 (418,059) 8,970,168
2.80% Annual 1-day SOFR Annual N/A 02/22/51 USD 15,576 3,465,390 (715,619) 4,181,009
2.80% Annual 1-day SOFR Annual N/A 05/27/51 USD 62,621 13,857,857 (2,946,599) 16,804,456
2.80% Annual 1-day SOFR Annual N/A 06/07/51 USD 19,517 4,315,202 (920,124) 5,235,326
2.79% Annual 1-day SOFR Annual N/A 01/21/52 USD 153,727 35,147,299 (7,410,298) 42,557,597
1-day SOFR Annual 4.00% Annual N/A 11/03/53 USD 99,173 (3,263,377) — (3,263,377)
3.65% Annual 1-day SOFR Annual N/A 11/03/53 USD 99,173 9,128,191 — 9,128,191
1-day ESTR Annual 2.78% Annual N/A 07/29/55 EUR 43,870 (1,468,752) (33,643) (1,435,109)
2.85% Annual 6-mo. EURIBOR Semi-Annual N/A 07/29/55 EUR 43,870 1,007,600 33,643 973,957
1-day ESTR Annual 2.77% Annual N/A 08/25/55 EUR 48,020 (1,715,430) (83,223) (1,632,207)
2.89% Annual 6-mo. EURIBOR Semi-Annual N/A 08/25/55 EUR 48,520 1,091,546 94,247 997,299
1-day ESTR Annual 2.83% Annual N/A 09/30/55 EUR 49,520 (1,179,345) 122,175 (1,301,520)
2.94% Annual 6-mo. EURIBOR Semi-Annual N/A 09/30/55 EUR 49,860 776,085 (87,886) 863,971
1-day TONAR Annual 2.58% Annual N/A 10/08/55 JPY 667,050 (566,178) — (566,178)
1-day SONIA Annual 4.45% Annual N/A 12/04/55 GBP 60,554 (3,925,400) — (3,925,400)
1-day TONAR Annual 2.87% Annual N/A 03/30/56 JPY 4,343,149 (2,491,669) — (2,491,669)
1-day TONAR Annual 2.88% Annual N/A 03/30/56 JPY 4,348,080 (2,411,134) — (2,411,134)
1-day TONAR Annual 2.89% Annual N/A 03/30/56 JPY 4,376,293 (2,392,693) — (2,392,693)
1-day TONAR Annual 2.95% Annual N/A 03/30/56 JPY 4,340,005 (2,073,821) — (2,073,821)
1-day TONAR Annual 2.98% Annual N/A 03/30/56 JPY 5,115,344 (2,229,770) — (2,229,770)
$ 18,838,471 $ (15,353,272) $ 34,191,743
(a)
Forward swap.
Centrally Cleared Inflation Swap s
Paid by the Fund Received by the Fund
Reference Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
U.S. Consumer Price Index
All Items Monthly At Termination 2.57% At Termination 05/22/30 USD 88,180 $ (319,321) $ — $ (319,321)
Harmonised Index of
Consumer Prices ex.
Tobacco All Items Monthly At Termination 2.69% At Termination 08/15/32 EUR 30,405 602,301 — 602,301
2.52% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 05/22/35 USD 88,180 (134,410) — (134,410)
$ 148,570 $ — $ 148,570

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Strategic Income Opportunities Portfolio

OTC Credit Default Swap s — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Argentine Republic (The) .... 5 .00 % Quarterly Bank of America NA 12/20/27 USD 1,778 $ (49,642) $ 227,349 $ (276,991)
Deutsche Bank AG ......... 1 .00 Quarterly JPMorgan Chase Bank NA 06/20/28 EUR 10,488 (158,711) 218,916 (377,627)
Deutsche Bank AG ......... 1 .00 Quarterly JPMorgan Chase Bank NA 06/20/28 EUR 3,496 (52,904) 72,972 (125,876)
Deutsche Bank AG ......... 1 .00 Quarterly JPMorgan Chase Bank NA 06/20/28 EUR 3,916 (59,259) 85,685 (144,944)
Deutsche Bank AG ......... 1 .00 Quarterly JPMorgan Chase Bank NA 06/20/28 EUR 17,900 (270,874) 567,892 (838,766)
UBS Group AG ........... 1 .00 Quarterly BNP Paribas SA 06/20/28 EUR 4,131 (73,224) 71,825 (145,049)
UBS Group AG ........... 1 .00 Quarterly JPMorgan Chase Bank NA 06/20/28 EUR 29,800 (528,220) 405,809 (934,029)
UBS Group AG ........... 1 .00 Quarterly JPMorgan Chase Bank NA 06/20/28 EUR 3,487 (61,809) 70,455 (132,264)
UBS Group AG ........... 1 .00 Quarterly JPMorgan Chase Bank NA 06/20/28 EUR 1,536 (27,226) 32,317 (59,543)
UBS Group AG ........... 1 .00 Quarterly JPMorgan Chase Bank NA 06/20/28 EUR 3,623 (64,220) 81,784 (146,004)
Boeing Co. (The) .......... 1 .00 Quarterly Deutsche Bank AG 12/20/28 USD 17,500 (259,834) (42,388) (217,446)
Gap, Inc. (The) ........... 1 .00 Quarterly Morgan Stanley & Co. International plc 12/20/28 USD 1,985 (15,760) 152,819 (168,579)
Boeing Co. (The) .......... 1 .00 Quarterly JPMorgan Chase Bank NA 06/20/29 USD 17,500 (292,974) 124,886 (417,860)
DXC Technology Co. ....... 5 .00 Quarterly JPMorgan Chase Bank NA 06/20/29 USD 2,090 (205,467) (139,254) (66,213)
People's Republic of China ... 1 .00 Quarterly Bank of America NA 06/20/30 USD 29,700 (740,948) (372,205) (368,743)
People's Republic of China ... 1 .00 Quarterly Bank of America NA 06/20/30 USD 29,250 (729,721) (366,566) (363,155)
DXC Technology Co. ....... 5 .00 Quarterly JPMorgan Chase Bank NA 12/20/30 USD 4,175 (403,380) (546,719) 143,339
iTraxx Europe Main Index Series
44.V1 ............... 1 .00 Quarterly BNP Paribas SA 12/20/30 EUR 103,200 (953,465) (820,565) (132,900)
iTraxx Europe Main Index Series
44.V1 ............... 1 .00 Quarterly BNP Paribas SA 12/20/30 EUR 51,600 (476,732) (490,311) 13,579
Akzo Nobel NV ........... 1 .00 Quarterly Citibank NA 06/20/31 EUR 20,000 (298,968) (266,177) (32,791)
Banco Santander SA ....... 1 .00 Quarterly BNP Paribas SA 06/20/31 EUR 21,000 (303,320) (78,955) (224,365)
Bayerische Motoren Werke AG 1 .00 Quarterly BNP Paribas SA 06/20/31 EUR 11,982 (311,234) (228,991) (82,243)
BNP Paribas SA .......... 1 .00 Quarterly JPMorgan Chase Bank NA 06/20/31 EUR 21,000 (191,451) (84,653) (106,798)
BNP Paribas SA .......... 1 .00 Quarterly JPMorgan Chase Bank NA 06/20/31 EUR 23,400 (213,332) 221,278 (434,610)
CMA CGM SA ............ 5 .00 Quarterly Morgan Stanley & Co. International plc 06/20/31 EUR 6,016 (864,110) (455,284) (408,826)
Constellium SE ........... 5 .00 Quarterly Bank of America NA 06/20/31 EUR 6,016 (1,156,719) (788,281) (368,438)
HSBC Holdings plc ........ 1 .00 Quarterly JPMorgan Chase Bank NA 06/20/31 EUR 11,555 (379,514) (366,223) (13,291)
Lanxess AG ............. 1 .00 Quarterly Barclays Bank plc 06/20/31 EUR 9,270 420,190 767,178 (346,988)
Mercedes-Benz Group AG .... 1 .00 Quarterly JPMorgan Chase Bank NA 06/20/31 EUR 11,982 (318,538) (228,991) (89,547)
Paramount Global ......... 1 .00 Quarterly Bank of America NA 06/20/31 USD 6,971 530,409 585,498 (55,089)
Societe Generale SA ....... 1 .00 Quarterly BNP Paribas SA 06/20/31 EUR 25,000 (90,059) 152,143 (242,202)
Societe Generale SA ....... 1 .00 Quarterly BNP Paribas SA 06/20/31 EUR 16,000 (57,638) 47,080 (104,718)
Societe Generale SA ....... 1 .00 Quarterly BNP Paribas SA 06/20/31 EUR 14,675 (298,456) (104,167) (194,289)
Southwest Airlines Co. ...... 1 .00 Quarterly Goldman Sachs International 06/20/31 USD 20,380 (106,023) 293,584 (399,607)
UniCredit SpA ............ 1 .00 Quarterly BNP Paribas SA 06/20/31 EUR 5,186 (110,476) (37,898) (72,578)
Volkswagen International
Finance NV ........... 1 .00 Quarterly Citibank NA 06/20/31 EUR 5,991 (14,374) 37,393 (51,767)
Volvo Car AB ............ 5 .00 Quarterly JPMorgan Chase Bank NA 06/20/31 EUR 12,103 (1,917,318) (1,485,254) (432,064)
CMBX.NA.9.AAA .......... 0 .50 Monthly Morgan Stanley & Co. International plc 09/17/58 USD — — 145 (145)
CMBX.NA.9.AAA .......... 0 .50 Monthly Morgan Stanley & Co. International plc 09/17/58 USD 183 (13) 78,177 (78,190)
CMBX.NA.9.AAA .......... 0 .50 Monthly Morgan Stanley & Co. International plc 09/17/58 USD 157 (11) 80,442 (80,453)
CMBX.NA.9.BBB- ......... 3 .00 Monthly Citigroup Global Markets, Inc. 09/17/58 USD 3,458 1,113,621 138,524 975,097
CMBX.NA.9.BBB- ......... 3 .00 Monthly Goldman Sachs International 09/17/58 USD 1,034 332,943 96,665 236,278
CMBX.NA.9.BBB- ......... 3 .00 Monthly Morgan Stanley & Co. International plc 09/17/58 USD 1,188 382,793 77,843 304,950
CMBX.NA.9.BBB- ......... 3 .00 Monthly Morgan Stanley & Co. International plc 09/17/58 USD 1,009 324,940 66,078 258,862
CMBX.NA.6.AAA .......... 0 .50 Monthly Deutsche Bank AG 05/11/63 USD 19 (1) (8,602) 8,601
$ – $ – $ –
$ (8,951,029) $ (2,156,747) $ (6,794,282)
$ – $ – $ –
OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Barclays plc ......... 1 .00 % Quarterly
Goldman Sachs
International 12/20/26 BBB+ EUR 25,000 $ 106,362 $ 91,674 $ 14,688
SoftBank Group Corp. .. 1 .00 Quarterly
Morgan Stanley & Co.
International plc 12/20/26 NR JPY 3,140,120 24,892 (52,374) 77,266

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

OTC Credit Default Swaps — Sell Protection (continued)
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
SoftBank Group Corp. .. 1 .00 % Quarterly
Morgan Stanley & Co.
International plc 12/20/26 NR JPY 2,559,880 $ 20,293 $ (42,697) $ 62,990
Altice France SA ...... 5 .00 Quarterly
JPMorgan Chase Bank
NA 06/20/27 CCC+ EUR 8,188 298,448 131,902 166,546
Altice France SA ...... 5 .00 Quarterly
Morgan Stanley & Co.
International plc 06/20/27 CCC+ EUR 2,079 75,778 44,731 31,047
Altice France SA ...... 5 .00 Quarterly
Morgan Stanley & Co.
International plc 06/20/27 CCC+ EUR 3,564 129,906 76,681 53,225
CMA CGM SA ........ 5 .00 Quarterly Barclays Bank plc 06/20/27 BB+ EUR 110 5,975 630 5,345
CMA CGM SA ........ 5 .00 Quarterly Barclays Bank plc 06/20/27 BB+ EUR 3,940 213,096 15,274 197,822
CMA CGM SA ........ 5 .00 Quarterly
Goldman Sachs
International 06/20/27 BB+ EUR 1,474 79,737 (8,283) 88,020
CMA CGM SA ........ 5 .00 Quarterly
JPMorgan Chase Bank
NA 06/20/27 BB+ EUR 2,104 113,795 42,934 70,861
CMA CGM SA ........ 5 .00 Quarterly
JPMorgan Chase Bank
NA 06/20/27 BB+ EUR 163 8,804 1,096 7,708
CMA CGM SA ........ 5 .00 Quarterly
JPMorgan Chase Bank
NA 06/20/27 BB+ EUR 575 31,122 4,019 27,103
CMA CGM SA ........ 5 .00 Quarterly
JPMorgan Chase Bank
NA 06/20/27 BB+ EUR 612 33,108 4,275 28,833
CMA CGM SA ........ 5 .00 Quarterly
Morgan Stanley & Co.
International plc 06/20/27 BB+ EUR 4,295 232,291 187,539 44,752
PacifiCorp .......... 0 .13 Monthly
JPMorgan Chase Bank
NA 09/29/27 BBB+ USD 49,883 (28,985) (3,130) (25,855)
ADLER Real Estate GmbH 5 .00 Quarterly Bank of America NA 12/20/27 NR EUR 631 30,779 (30,598) 61,377
ADLER Real Estate GmbH 5 .00 Quarterly Barclays Bank plc 12/20/27 NR EUR 3,750 183,041 (160,323) 343,364
ADLER Real Estate GmbH 5 .00 Quarterly Barclays Bank plc 12/20/27 NR EUR 1,065 52,002 (45,547) 97,549
ADLER Real Estate GmbH 5 .00 Quarterly Barclays Bank plc 12/20/27 NR EUR 379 18,501 (16,204) 34,705
ADLER Real Estate GmbH 5 .00 Quarterly Barclays Bank plc 12/20/27 NR EUR 1,309 63,894 (55,964) 119,858
ADLER Real Estate GmbH 5 .00 Quarterly Citibank NA 12/20/27 NR EUR 309 15,089 (13,605) 28,694
ADLER Real Estate GmbH 5 .00 Quarterly Citibank NA 12/20/27 NR EUR 1,088 53,113 (47,889) 101,002
ADLER Real Estate GmbH 5 .00 Quarterly
Goldman Sachs
International 12/20/27 NR EUR 1,501 73,268 96,522 (23,254)
ADLER Real Estate GmbH 5 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/27 NR EUR 647 31,578 (31,261) 62,839
ADLER Real Estate GmbH 5 .00 Quarterly
Morgan Stanley & Co.
International plc 12/20/27 NR EUR 469 22,896 (22,536) 45,432
ADLER Real Estate GmbH 5 .00 Quarterly
Morgan Stanley & Co.
International plc 12/20/27 NR EUR 225 10,985 (10,813) 21,798
Altice France SA ...... 5 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/27 CCC+ EUR 3,056 160,258 125,820 34,438
Altice France SA ...... 5 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/27 CCC+ EUR 3,957 207,507 62,427 145,080
Altice France SA ...... 5 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/27 CCC+ EUR 2,615 137,132 107,664 29,468
CMA CGM SA ........ 5 .00 Quarterly BNP Paribas SA 12/20/27 BB+ EUR 285 21,953 (2,180) 24,133
CMA CGM SA ........ 5 .00 Quarterly
Morgan Stanley & Co.
International plc 12/20/27 BB+ EUR 3,100 238,783 (17,939) 256,722
CMA CGM SA ........ 5 .00 Quarterly
Morgan Stanley & Co.
International plc 12/20/27 BB+ EUR 958 73,792 65,936 7,856
Bellis Acquisition Co. plc . 5 .00 Quarterly
JPMorgan Chase Bank
NA 06/20/28 NR EUR 3,294 169,156 21,731 147,425
Worldline SA ......... 5 .00 Quarterly BNP Paribas SA 06/20/28 BB EUR 3,090 (123,846) (184,507) 60,661
ZF Europe Finance BV .. 5 .00 Quarterly
JPMorgan Chase Bank
NA 06/20/28 BB- EUR 3,051 238,606 79,393 159,213
iTraxx Europe Crossover
Index Series 40.V4 .. 5 .00 Quarterly BNP Paribas SA 12/20/28 BB- EUR 8,600 881,664 449,465 432,199
Virgin Media Finance plc . 5 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/28 B- EUR 4,703 38,894 352,008 (313,114)
Ziggo Bond Co. BV .... 5 .00 Quarterly Deutsche Bank AG 12/20/28 B- EUR 2,616 142,895 174,403 (31,508)
ADLER Real Estate GmbH 5 .00 Quarterly
JPMorgan Chase Bank
NA 06/20/29 NR EUR 806 82,956 (11,229) 94,185

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Strategic Income Opportunities Portfolio

OTC Credit Default Swaps — Sell Protection (continued)
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Ziggo Bond Co. BV .... 5 .00 % Quarterly
JPMorgan Chase Bank
NA 06/20/29 B+ EUR 2,685 $ 336,973 $ 245,971 $ 91,002
Forvia SE ........... 5 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/29 BB- EUR 2,622 320,502 269,180 51,322
iTraxx Europe Crossover
Index Series 42.V3 .. 5 .00 Quarterly BNP Paribas SA 12/20/29 BB- EUR 9,702 1,514,478 789,304 725,174
iTraxx Europe Crossover
Index Series 42.V3 .. 5 .00 Quarterly BNP Paribas SA 12/20/29 BB- EUR 35,315 5,512,657 3,282,481 2,230,176
iTraxx Europe Crossover
Index Series 42.V3 .. 5 .00 Quarterly BNP Paribas SA 12/20/29 BB- EUR 22,791 2,192,460 1,557,879 634,581
iTraxx Europe Crossover
Index Series 42.V3 .. 5 .00 Quarterly
Goldman Sachs
International 12/20/29 BB- EUR 10,520 1,012,008 569,091 442,917
iTraxx Europe Main Index
Series 42.V1 ....... 1 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/29 A- EUR 373,960 11,974,189 11,658,608 315,581
CCO Holdings LLC .... 5 .00 Quarterly Bank of America NA 06/20/30 BB- USD 220 20,076 23,008 (2,932)
CCO Holdings LLC .... 5 .00 Quarterly Bank of America NA 06/20/30 BB- USD 160 14,601 15,777 (1,176)
CCO Holdings LLC .... 5 .00 Quarterly Bank of America NA 06/20/30 BB- USD 1,975 180,226 260,121 (79,895)
CCO Holdings LLC .... 5 .00 Quarterly
Morgan Stanley & Co.
International plc 06/20/30 BB- USD 1,330 121,368 145,550 (24,182)
Sands China Ltd. ...... 1 .00 Quarterly BNP Paribas SA 06/20/30 BBB USD 7,500 (76,216) (159,747) 83,531
Sands China Ltd. ...... 1 .00 Quarterly BNP Paribas SA 06/20/30 BBB USD 11,667 (118,559) (265,731) 147,172
Sands China Ltd. ...... 1 .00 Quarterly BNP Paribas SA 06/20/30 BBB USD 8,333 (84,685) (189,856) 105,171
Sands China Ltd. ...... 1 .00 Quarterly BNP Paribas SA 06/20/30 BBB USD 4,000 (40,649) (135,361) 94,712
Vistra Operations Co. LLC 5 .00 Quarterly Barclays Bank plc 06/20/30 NR USD 1,975 304,143 230,967 73,176
Vistra Operations Co. LLC 5 .00 Quarterly Citibank NA 06/20/30 NR USD 1,335 205,585 140,305 65,280
Zegona Finance plc .... 5 .00 Quarterly BNP Paribas SA 06/20/30 BB EUR 1,219 188,193 170,933 17,260
Zegona Finance plc .... 5 .00 Quarterly Deutsche Bank AG 06/20/30 BB EUR 1,189 183,586 131,929 51,657
Zegona Finance plc .... 5 .00 Quarterly
JPMorgan Chase Bank
NA 06/20/30 BB EUR 1,831 282,613 220,048 62,565
Alibaba Group Holding Ltd. 1 .00 Quarterly BNP Paribas SA 12/20/30 A+ USD 6,000 61,302 13,302 48,000
Alibaba Group Holding Ltd. 1 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/30 A+ USD 8,000 81,736 57,931 23,805
Amkor Technology, Inc. .. 5 .00 Quarterly
Morgan Stanley & Co.
International plc 12/20/30 BB USD 1,975 329,367 314,157 15,210
CCO Holdings LLC .... 5 .00 Quarterly Bank of America NA 12/20/30 BB- USD 1,330 114,362 156,018 (41,656)
CCO Holdings LLC .... 5 .00 Quarterly Bank of America NA 12/20/30 BB- USD 1,480 127,260 163,229 (35,969)
CCO Holdings LLC .... 5 .00 Quarterly Bank of America NA 12/20/30 BB- USD 2,960 254,520 326,459 (71,939)
CCO Holdings LLC .... 5 .00 Quarterly Bank of America NA 12/20/30 BB- USD 1,975 169,824 188,551 (18,727)
CCO Holdings LLC .... 5 .00 Quarterly
Morgan Stanley & Co.
International plc 12/20/30 BB- USD 4,940 424,774 542,728 (117,954)
Eutelsat SA .......... 5 .00 Quarterly Deutsche Bank AG 12/20/30 NR EUR 2,210 383,614 291,145 92,469
Eutelsat SA .......... 5 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/30 NR EUR 5,918 1,027,251 716,931 310,320
Forvia SE ........... 5 .00 Quarterly
Morgan Stanley & Co.
International plc 12/20/30 BB- EUR 1,900 238,509 218,574 19,935
iTraxx Europe Crossover
Index Series 44.V1 .. 5 .00 Quarterly BNP Paribas SA 12/20/30 BB- EUR 12,900 1,006,951 1,020,830 (13,879)
iTraxx Europe Crossover
Index Series 44.V1 .. 5 .00 Quarterly BNP Paribas SA 12/20/30 BB- EUR 23,773 5,055,643 5,309,514 (253,871)
iTraxx Europe Crossover
Index Series 44.V1 .. 5 .00 Quarterly BNP Paribas SA 12/20/30 BB- EUR 52,710 11,209,479 10,634,028 575,451
iTraxx Europe Crossover
Index Series 44.V1 .. 5 .00 Quarterly BNP Paribas SA 12/20/30 BB- EUR 25,800 2,013,903 1,858,529 155,374
iTraxx Europe Crossover
Index Series 44.V1 .. 5 .00 Quarterly
Goldman Sachs
International 12/20/30 BB- EUR 22,791 3,720,648 3,164,486 556,162
Premier Foods Finance plc 5 .00 Quarterly BNP Paribas SA 12/20/30 BB+ EUR 2,209 371,993 311,244 60,749
Sands China Ltd. ...... 1 .00 Quarterly
Morgan Stanley & Co.
International plc 12/20/30 BBB USD 13,000 (191,388) (281,594) 90,206
Sun Hung Kai Properties
Capital Market Ltd. ... 1 .00 Quarterly BNP Paribas SA 12/20/30 A+ USD 8,429 46,496 (23,669) 70,165
Sun Hung Kai Properties
Capital Market Ltd. ... 1 .00 Quarterly
Morgan Stanley & Co.
International plc 12/20/30 A+ USD 21,071 116,241 (54,956) 171,197

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

OTC Credit Default Swaps — Sell Protection (continued)
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Vistra Operations Co. LLC 5 .00 % Quarterly Bank of America NA 12/20/30 NR USD 1,335 $ 223,536 $ 209,971 $ 13,565
Vistra Operations Co. LLC 5 .00 Quarterly Bank of America NA 12/20/30 NR USD 1,975 330,700 310,631 20,069
Vistra Operations Co. LLC 5 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/30 NR USD 5,285 884,937 850,406 34,531
Vistra Operations Co. LLC 5 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/30 NR USD 1,250 209,304 204,532 4,772
Vistra Operations Co. LLC 5 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/30 NR USD 1,335 223,536 218,440 5,096
WPP Finance SA ...... 1 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/30 BBB EUR 5,268 (33,473) (37,617) 4,144
ZF Europe Finance BV .. 5 .00 Quarterly Bank of America NA 12/20/30 BB- EUR 1,180 121,987 127,706 (5,719)
Ziggo Bond Co. BV .... 5 .00 Quarterly Deutsche Bank AG 12/20/30 B- EUR 2,352 11,278 62,553 (51,275)
Ziggo Bond Co. BV .... 5 .00 Quarterly
Goldman Sachs
International 12/20/30 B- EUR 2,662 12,764 36,142 (23,378)
Albion Financing 1 SARL 5 .00 Quarterly Deutsche Bank AG 06/20/31 BB- EUR 2,622 373,957 224,754 149,203
Albion Financing 1 SARL 5 .00 Quarterly Deutsche Bank AG 06/20/31 BB- EUR 2,418 344,861 209,750 135,111
Allwyn Entertainment
Financing UK plc .... 5 .00 Quarterly Bank of America NA 06/20/31 BB EUR 1,884 279,554 239,901 39,653
Amkor Technology, Inc. .. 5 .00 Quarterly Citibank NA 06/20/31 NR USD 2,095 370,959 351,739 19,220
CPI Property Group SA .. 5 .00 Quarterly Bank of America NA 06/20/31 BB EUR 1,137 111,536 72,839 38,697
CPI Property Group SA .. 5 .00 Quarterly Bank of America NA 06/20/31 BB EUR 1,137 111,536 72,955 38,581
CPI Property Group SA .. 5 .00 Quarterly Deutsche Bank AG 06/20/31 BB EUR 2,652 260,152 217,214 42,938
Essendi SA .......... 5 .00 Quarterly Bank of America NA 06/20/31 B+ EUR 1,703 189,549 144,065 45,484
Hutchison Whampoa Ltd. 1 .00 Quarterly Deutsche Bank AG 06/20/31 A USD 4,800 48,025 2,114 45,911
IMA Industria Macchine
Automatiche SpA .... 5 .00 Quarterly Bank of America NA 06/20/31 B EUR 1,703 163,305 130,922 32,383
IMA Industria Macchine
Automatiche SpA .... 5 .00 Quarterly Bank of America NA 06/20/31 B EUR 1,124 107,783 89,337 18,446
Jaguar Land Rover
Automotive plc ..... 5 .00 Quarterly
JPMorgan Chase Bank
NA 06/20/31 BBB- EUR 2,366 262,372 273,913 (11,541)
Lloyds Banking Group plc 1 .00 Quarterly BNP Paribas SA 06/20/31 BBB+ EUR 25,000 36,745 (185,071) 221,816
MGM Resorts International 5 .00 Quarterly Bank of America NA 06/20/31 BB- USD 3,315 401,744 371,196 30,548
Muenchener
Rueckversicherungs-
Gesellschaft AG .... 1 .00 Quarterly BNP Paribas SA 06/20/31 A+ EUR 26,050 290,792 (236,810) 527,602
Multiversity SpA ....... 5 .00 Quarterly Deutsche Bank AG 06/20/31 B EUR 2,622 210,865 47,197 163,668
Multiversity SpA ....... 5 .00 Quarterly Deutsche Bank AG 06/20/31 B EUR 2,640 212,312 84,429 127,883
NatWest Group plc ..... 1 .00 Quarterly BNP Paribas SA 06/20/31 BBB+ EUR 25,000 36,747 (198,227) 234,974
Nidda Healthcare Holding
GmbH ........... 5 .00 Quarterly Bank of America NA 06/20/31 B EUR 1,135 124,361 116,588 7,773
Opal Bidco SAS ....... 5 .00 Quarterly
JPMorgan Chase Bank
NA 06/20/31 B+ EUR 2,622 360,608 211,066 149,542
Public Power Corp. SA .. 5 .00 Quarterly Bank of America NA 06/20/31 BB EUR 1,135 181,980 156,785 25,195
Q-Park Holding I BV .... 5 .00 Quarterly Bank of America NA 06/20/31 BB EUR 1,137 203,304 193,266 10,038
Swedbank AB ........ 1 .00 Quarterly BNP Paribas SA 06/20/31 A EUR 25,500 581,574 501,232 80,342
Swiss Reinsurance Co. Ltd. 1 .00 Quarterly BNP Paribas SA 06/20/31 A+ EUR 31,000 862,848 815,511 47,337
Zurich Insurance Co. Ltd. 1 .00 Quarterly BNP Paribas SA 06/20/31 AA- EUR 31,000 866,503 805,219 61,284
CMBX.NA.9.BBB- ..... 3 .00 Monthly
Goldman Sachs
International 09/17/58 BBB- USD 549 (176,899) (71,657) (105,242)
CMBX.NA.9.BBB- ..... 3 .00 Monthly JPMorgan Securities LLC 09/17/58 BBB- USD 966 (310,991) (260,389) (50,602)
CMBX.NA.9.BBB- ..... 3 .00 Monthly JPMorgan Securities LLC 09/17/58 BBB- USD 1,188 (382,793) — (382,793)
CMBX.NA.9.BBB- ..... 3 .00 Monthly
Morgan Stanley & Co.
International plc 09/17/58 BBB- USD 1,704 (548,807) 2,127 (550,934)
CMBX.NA.9.BBB- ..... 3 .00 Monthly
Morgan Stanley & Co.
International plc 09/17/58 BBB- USD 1,161 (373,875) (366,885) (6,990)
CMBX.NA.10.BBB- .... 3 .00 Monthly JPMorgan Securities LLC 11/17/59 BBB- USD 264 (78,862) — (78,862)
$ 61,881,866 $ 51,264,783 $ 10,617,083
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Strategic Income Opportunities Portfolio

OTC Interest Rate Swaps
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency Counterparty
Effective
Date
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
8.07% At Termination 1-day IBR At Termination Barclays Bank plc N/A 09/17/26 COP 8,620,728 $ 57,544 $ — $ 57,544
8.61% At Termination 1-day IBR At Termination Barclays Bank plc N/A 09/17/26 COP 4,297,403 21,982 — 21,982
8.64% At Termination 1-day IBR At Termination Barclays Bank plc N/A 09/17/26 COP 2,151,587 10,850 — 10,850
8.69% At Termination 1-day IBR At Termination Barclays Bank plc N/A 09/17/26 COP 2,149,777 10,500 — 10,500
8.73% At Termination 1-day IBR At Termination
Morgan Stanley & Co.
International plc N/A 09/17/26 COP 4,298,962 20,500 — 20,500
7.25% Quarterly 1-day IBR Quarterly Barclays Bank plc N/A 09/25/26 COP 10,981,700 33,346 — 33,346
1-day
BZDIOVER At Termination 10.06% At Termination
JPMorgan Chase Bank
NA N/A 01/04/27 BRL 268,512 (6,407,633) — (6,407,633)
1-day
BZDIOVER At Termination 14.11% At Termination
Goldman Sachs
International N/A 01/04/27 BRL 146,055 (203,795) — (203,795)
10.97% At Termination
1-day
BZDIOVER At Termination Barclays Bank plc N/A 01/04/27 BRL 390,651 5,548,574 — 5,548,574
11.57% At Termination
1-day
BZDIOVER At Termination BNP Paribas SA N/A 01/04/27 BRL 171,472 1,852,962 — 1,852,962
15.41% At Termination
1-day
BZDIOVER At Termination Citibank NA N/A 01/04/27 BRL 190,642 (927,773) — (927,773)
1-day
BZDIOVER At Termination 10.00% At Termination Bank of America NA N/A 01/04/27 BRL 276,479 (6,725,750) — (6,725,750)
1-day
BZDIOVER At Termination 10.03% At Termination
Morgan Stanley & Co.
International plc N/A 01/04/27 BRL 268,801 (6,487,143) — (6,487,143)
1-day
BZDIOVER At Termination 10.07% At Termination BNP Paribas SA N/A 01/04/27 BRL 241,046 (5,891,469) — (5,891,469)
1-day
BZDIOVER At Termination 10.16% At Termination BNP Paribas SA N/A 01/04/27 BRL 1,830 (43,533) — (43,533)
1-day
BZDIOVER At Termination 10.32% At Termination Bank of America NA N/A 01/04/27 BRL 4,687 (84,862) — (84,862)
1-day
BZDIOVER At Termination 12.84% At Termination Citibank NA N/A 01/04/27 BRL 7,029 (38,627) — (38,627)
1-day
BZDIOVER At Termination 13.09% At Termination Bank of America NA N/A 01/04/27 BRL 78,857 (359,748) — (359,748)
1-day
BZDIOVER At Termination 14.55% At Termination Bank of America NA N/A 01/04/27 BRL 142,841 36,505 — 36,505
1-day
BZDIOVER At Termination 9.79% At Termination BNP Paribas SA N/A 01/04/27 BRL 327,727 (7,280,239) — (7,280,239)
1-day
BZDIOVER At Termination 9.99% At Termination Citibank NA N/A 01/04/27 BRL 269,132 (6,578,150) — (6,578,150)
4.44% Semi-Annual 1-day CLICP Semi-Annual
Goldman Sachs
International N/A 12/17/27 CLP 66,119,080 (11,209) — (11,209)
4.44% Semi-Annual 1-day CLICP Semi-Annual Bank of America NA N/A 12/17/27 CLP 66,248,741 (11,231) — (11,231)
1-day IBR Quarterly 10.78% Quarterly
Goldman Sachs
International N/A 03/18/28 COP 16,496,436 (34,618) — (34,618)
4.81% Semi-Annual 1-day CLICP Semi-Annual
Goldman Sachs
International N/A 06/17/28 CLP 39,785,228 (321,702) — (321,702)
4.82% Semi-Annual 1-day CLICP Semi-Annual
Goldman Sachs
International N/A 06/17/28 CLP 88,041,291 (729,587) — (729,587)
4.82% Semi-Annual 1-day CLICP Semi-Annual
Goldman Sachs
International N/A 06/17/28 CLP 53,232,141 (441,128) — (441,128)
1-day IBR Quarterly 11.20% Quarterly HSBC Bank plc 09/16/26
(a)
09/16/28 COP 33,461,312 50,331 — 50,331
1-day IBR Quarterly 11.20% Quarterly HSBC Bank plc 09/16/26
(a)
09/16/28 COP 50,385,342 75,788 — 75,788
1-day
BZDIOVER At Termination 12.44% At Termination
JPMorgan Chase Bank
NA N/A 01/02/29 BRL 553,536 (7,816,842) — (7,816,842)
1-day
BZDIOVER At Termination 12.95% At Termination Bank of America NA N/A 01/02/29 BRL 164,597 (1,464,589) — (1,464,589)
1-day
BZDIOVER At Termination 13.00% At Termination Barclays Bank plc N/A 01/02/29 BRL 294,701 (2,512,169) — (2,512,169)
1-day
BZDIOVER At Termination 13.12% At Termination Bank of America NA N/A 01/02/29 BRL 769,382 (5,956,463) — (5,956,463)
1-day
BZDIOVER At Termination 13.31% At Termination Barclays Bank plc N/A 01/02/29 BRL 17,818 (115,067) — (115,067)

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

OTC Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency Counterparty
Effective
Date
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day
BZDIOVER At Termination 13.33% At Termination Barclays Bank plc N/A 01/02/29 BRL 28,425 $ (192,677) $ — $ (192,677)
1-day
BZDIOVER At Termination 13.34% At Termination Barclays Bank plc N/A 01/02/29 BRL 97,836 (618,665) — (618,665)
1-day
BZDIOVER At Termination 13.34% At Termination Barclays Bank plc N/A 01/02/29 BRL 17,833 (104,681) — (104,681)
1-day
BZDIOVER At Termination 13.35% At Termination Bank of America NA N/A 01/02/29 BRL 102,804 (646,514) — (646,514)
1-day
BZDIOVER At Termination 13.42% At Termination Bank of America NA N/A 01/02/29 BRL 35,618 (205,446) — (205,446)
1-day
BZDIOVER At Termination 13.15% At Termination
Goldman Sachs
International N/A 01/02/29 BRL 108,452 (894,389) — (894,389)
1-day
BZDIOVER At Termination 14.03% At Termination Barclays Bank plc N/A 01/02/29 BRL 36,210 (34,221) — (34,221)
1-day IBR Quarterly 10.46% Quarterly
Morgan Stanley & Co.
International plc 09/16/26
(a)
09/16/29 COP 217,709,016 (20,518) — (20,518)
1-day IBR Quarterly 10.81% Quarterly HSBC Bank plc 09/16/26
(a)
09/16/29 COP 61,889,310 151,866 — 151,866
10.60% Quarterly 1-day IBR Quarterly
Goldman Sachs
International N/A 03/18/30 COP 9,124,479 (14,952) — (14,952)
5.42% Semi-Annual 1-day CLICP Semi-Annual BNP Paribas SA N/A 06/17/36 CLP 8,687,652 (225,603) — (225,603)
$ (55,530,245) $ — $ (55,530,245)
(a)
Forward swap.
OTC Total Return Swaps
Paid by the Fund Received by the Fund
Rate/Reference Frequency Rate/Reference Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day SOFR minus
0.20% ......... At Termination
iShares iBoxx
$ High Yield
Corporate Bond
ETF
At
Termination Bank of America NA 09/18/26 USD 712,576 $ (207,941) $ — $ (207,941)
1-day SOFR minus
0.40% ......... At Termination
iShares iBoxx
$ High Yield
Corporate Bond
ETF
At
Termination Citibank NA 09/18/26 USD 40,527 (10,250) — (10,250)
1-day SOFR minus
0.40% ......... At Termination
iShares iBoxx
$ High Yield
Corporate Bond
ETF
At
Termination
JPMorgan Chase Bank
NA 09/18/26 USD 327,397 (82,807) — (82,807)
1-day SOFR minus
0.40% ......... At Termination
iShares iBoxx $
Investment Grade
Corporate Bond
ETF
At
Termination
Goldman Sachs
International 09/18/26 USD 113,447 231,173 — 231,173
1-day SOFR minus
0.55% ......... At Termination
iShares iBoxx
$ High Yield
Corporate Bond
ETF
At
Termination Bank of America NA 09/18/26 USD 74,993 (239,732) — (239,732)
1-day SOFR minus
0.55% ......... At Termination
iShares iBoxx
$ High Yield
Corporate Bond
ETF
At
Termination Bank of America NA 09/18/26 USD 150,005 (498,204) — (498,204)
iShares iBoxx $ High
Yield Corporate Bond
ETF ........... At Termination
1-day SOFR minus
0.85%
At
Termination
Morgan Stanley & Co.
International plc 09/18/26 USD 2,146 355 — 355

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Strategic Income Opportunities Portfolio

OTC Total Return Swaps (continued)
Paid by the Fund Received by the Fund
Rate/Reference Frequency Rate/Reference Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
0.00% ........... Quarterly
DB Variable
Notional Long-
Short Cross-
Currency Carry
Index v8 Quarterly Deutsche Bank AG 12/11/26 USD 5,248 $ 21,760 $ — $ 21,760
0.00% ........... Quarterly
BNP Paribas
AIR Intraday US
Ultimate 1 bd ER
Index Quarterly BNP Paribas SA 12/18/26 USD 1,003 172 — 172
0.00% ........... Quarterly
Citi Equity US 1W
Volatility Carry
Index Quarterly Citibank NA 12/18/26 USD 2,982 21,225 — 21,225
0.00% ........... Quarterly
Goldman Sachs
Systematic Skew
US Series I1D
Excess Return
Index Quarterly
Goldman Sachs
International 12/18/26 USD 3,704 16,756 — 16,756
0.00% ........... Quarterly
Goldman Sachs TY
Weekly Volatility
Carry Index Quarterly
Goldman Sachs
International 12/18/26 USD 4,796 (13,501) — (13,501)
0.00% ........... Quarterly
J.P. Morgan EM
FX Volatility Carry
Index Quarterly
JPMorgan Chase Bank
NA 12/18/26 USD 3,042 8,971 — 8,971
0.00% ........... Quarterly
UBS EU Front End
Daily Short 1 Day
Volatility Index Quarterly UBS AG 12/18/26 EUR 875 695 — 695
$ (751,328) $ — $ (751,328)
Equity Swap Contracts
Reference Entity Counterparty Notional Amount
Termination
Date Spread Reference Rate
Payment
Frequency
Value/Unrealized
Appreciation
(Depreciation)
Long contracts
(a)
3M Co. ................... Citibank NA USD 1,892,111 02/24/28 0.20% 1D OBFR01 Monthly $ (13,955)
A O Smith Corp. ............ Citibank NA 1,872,211 02/24/28 0.20% 1D OBFR01 Monthly 128,557
Accenture plc .............. Barclays Bank plc 1,460,511 01/25/27 0.15% 1D OBFR01 Monthly (4,563)
Accor SA ................. Barclays Bank plc 2,389,865 03/15/27 0.26% 1D ESTR Monthly 115,948
Ackermans & van Haaren NV ... Citibank NA 3,779,708 02/24/27 0.26% 1D ESTR Monthly (53,023)
Ageas SA/NV .............. Barclays Bank plc 2,234,236 03/15/27 0.26% 1D ESTR Monthly 38,070
Agnico Eagle Mines Ltd. ....... Barclays Bank plc 1,266,314 08/25/26 0.15% CABROVER Monthly (54,392)
Air Products & Chemicals, Inc. ... Barclays Bank plc 1,902,068 01/25/27 0.20% 1D OBFR01 Monthly 91,556
Airbnb, Inc. ................ Barclays Bank plc 2,324,473 01/25/27 0.20% 1D OBFR01 Monthly 65,297
Aisin Corp. ................ Merrill Lynch International & Co. 2,024,048 03/15/28 0.25% 1D P TONA Monthly (107,019)
Aker BP ASA ............... JPMorgan Chase Bank NA 1,201,643 02/11/27 0.26% NOWA Monthly (146,010)
Albemarle Corp. ............ JPMorgan Chase Bank NA 1,642,570 02/09/27 0.20% 1D OBFR01 Monthly (130,234)
Alibaba Group Holding Ltd. ..... JPMorgan Chase Bank NA 2,278,481 02/10/27 0.30% HONIA Monthly (475,418)
Alibaba Group Holding Ltd. ..... Merrill Lynch International & Co. 472,472 02/15/28 0.30% HONIA Monthly (66,063)
Alps Alpine Co. Ltd. .......... Citibank NA 2,071,030 02/24/27 0.15% 1D P TONA Monthly (92,574)
Altria Group, Inc. ............ Barclays Bank plc 2,078,732 01/25/27 0.20% 1D OBFR01 Monthly 65,378
AMC Global Media, Inc. ....... Barclays Bank plc 1,328,598 01/25/27 0.20% 1D OBFR01 Monthly 89,520
AMC Global Media, Inc. ....... JPMorgan Chase Bank NA 4,046,966 02/09/27 0.20% 1D OBFR01 Monthly 125,422
AMETEK, Inc. .............. Barclays Bank plc 3,285,080 01/25/27 0.20% 1D OBFR01 Monthly 5,304
ams-OSRAM AG ............ JPMorgan Chase Bank NA 405,330 02/10/27 0.26% SSARON Monthly (2,831)
Anglo American plc .......... JPMorgan Chase Bank NA 2,196,004 02/11/27 0.25% 1D SONIA Monthly (96,558)
Annaly Capital Management, Inc. . JPMorgan Chase Bank NA 2,253,850 02/09/27 0.20% 1D OBFR01 Monthly 150,543
Antofagasta plc ............. JPMorgan Chase Bank NA 881,869 02/11/27 0.25% 1D SONIA Monthly 21,537
AP Moller - Maersk A/S ........ Merrill Lynch International & Co. 1,249,967 02/15/28 0.26% 1W CIBOR Monthly (62,193)

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

Equity Swap Contracts (continued)
Reference Entity Counterparty Notional Amount
Termination
Date Spread Reference Rate
Payment
Frequency
Value/Unrealized
Appreciation
(Depreciation)
APA Corp. ................ Merrill Lynch International & Co. USD 1,197,643 02/15/28 0.20% 1D OBFR01 Monthly $ (73,978)
Archer-Daniels-Midland Co. ..... Barclays Bank plc 1,197,753 01/25/27 0.20% 1D OBFR01 Monthly 1,727
ASMedia Technology, Inc. ...... JPMorgan Chase Bank NA 2,045,706 02/11/27 0.35% 1D OBFR01 Monthly 111,678
Atlas Copco AB ............. Barclays Bank plc 1,463,821 04/26/27 0.28% 1D STIBOR Monthly 5,681
Autodesk, Inc. .............. JPMorgan Chase Bank NA 1,397,113 02/09/27 0.20% 1D OBFR01 Monthly (172,267)
AutoZone, Inc. .............. JPMorgan Chase Bank NA 2,151,828 02/09/27 0.20% 1D OBFR01 Monthly 85,330
Baidu, Inc. ................ JPMorgan Chase Bank NA 2,302,285 02/10/27 0.30% HONIA Monthly (80,217)
Baidu, Inc. ................ Merrill Lynch International & Co. 512,743 02/15/28 0.50% HONIA Monthly (12,253)
Banco BPM SpA ............ Citibank NA 1,842,417 02/24/27 0.16% 1D ESTR Monthly (69,948)
Banco de Sabadell SA ........ JPMorgan Chase Bank NA 1,514,989 02/11/27 0.26% 1D ESTR Monthly 130,584
Banco Santander SA ......... Merrill Lynch International & Co. 1,172,011 02/15/28 0.26% 1D ESTR Monthly 71,624
Bank of Nova Scotia (The) ...... Citibank NA 2,246,531 02/24/28 0.20% 1D CORRA Monthly 4,619
Barclays plc ............... Citibank NA 2,109,182 02/24/27 0.25% 1D SONIA Monthly (43,934)
Barrick Mining Corp. .......... Barclays Bank plc 3,033,970 08/25/26 0.20% CABROVER Monthly (202,629)
BCE, Inc. ................. Merrill Lynch International & Co. 2,371,532 02/15/28 0.00% CABROVER Monthly (200,236)
Bendigo & Adelaide Bank Ltd. ... JPMorgan Chase Bank NA 1,479,383 02/10/27 0.25% 1D AONIA Monthly 37,681
Bilibili, Inc. ................ JPMorgan Chase Bank NA 1,012,907 02/10/27 0.15% HONIA Monthly (72,866)
Bilibili, Inc. ................ Merrill Lynch International & Co. 226,820 02/15/28 0.15% HONIA Monthly (12,741)
BlueScope Steel Ltd. ......... Merrill Lynch International & Co. 2,052,977 02/15/28 0.25% 1D AONIA Monthly (122,086)
Booking Holdings, Inc. ........ Barclays Bank plc 2,935,975 01/25/27 0.20% 1D OBFR01 Monthly 183,225
Boston Scientific Corp. ........ JPMorgan Chase Bank NA 1,288,932 02/09/27 0.20% 1D OBFR01 Monthly (42,676)
BPER Banca SpA ........... Barclays Bank plc 1,844,154 03/15/27 0.26% 1D ESTR Monthly (20,095)
Brambles Ltd. .............. Merrill Lynch International & Co. 1,414,088 02/15/28 0.25% 1D AONIA Monthly 44,137
British American Tobacco plc .... Merrill Lynch International & Co. 1,250,028 02/15/28 0.25% 1D SONIA Monthly 24,761
British Land Co. plc (The) ...... Citibank NA 2,097,764 02/24/27 0.25% 1D SONIA Monthly 54,932
Broadridge Financial Solutions, Inc. Barclays Bank plc 2,709,763 01/25/27 0.20% 1D OBFR01 Monthly 15,542
Bureau Veritas SA ........... Merrill Lynch International & Co. 2,778,934 02/15/28 0.26% 1D ESTR Monthly 72,606
BYD Co. Ltd. ............... Merrill Lynch International & Co. 261,966 02/15/28 0.30% HONIA Monthly (39,584)
Cadence Design Systems, Inc. ... Merrill Lynch International & Co. 1,688,134 02/15/28 0.00% 1D OBFR01 Monthly (74,258)
Canadian National Railway Co. .. Barclays Bank plc 1,468,584 08/25/26 0.15% CABROVER Monthly 58,932
Caterpillar, Inc. ............. Citibank NA 2,147,954 02/24/28 0.20% 1D OBFR01 Monthly 88,336
CBRE Group, Inc. ........... Citibank NA 1,377,470 02/24/28 0.20% 1D OBFR01 Monthly 50,244
Cencora, Inc. .............. Merrill Lynch International & Co. 2,138,868 02/15/28 0.20% 1D OBFR01 Monthly 11,780
CGI, Inc. ................. JPMorgan Chase Bank NA 1,767,939 02/09/27 0.20% CABROVER Monthly (22,767)
Charles Schwab Corp. (The) .... Barclays Bank plc 1,793,219 01/25/27 0.20% 1D OBFR01 Monthly 6,046
China Galaxy Securities Co. Ltd. . Merrill Lynch International & Co. 207,078 02/15/28 0.30% HONIA Monthly (18,526)
China Hongqiao Group Ltd. ..... Merrill Lynch International & Co. 1,200,200 02/15/28 0.30% HONIA Monthly (225,435)
China Overseas Land & Investment
Ltd. ................... Merrill Lynch International & Co. 916,852 02/15/28 0.15% HONIA Monthly (206,892)
China Resources Land Ltd. ..... Merrill Lynch International & Co. 287,553 02/15/28 0.30% HONIA Monthly (47,440)
Cirsa Enterprises SA ......... JPMorgan Chase Bank NA 1,860,942 02/11/27 0.26% 1D ESTR Monthly 342
CITIC Ltd. ................. Merrill Lynch International & Co. 1,195,555 02/15/28 0.30% HONIA Monthly (227,940)
CME Group, Inc. ............ Barclays Bank plc 1,938,518 01/25/27 0.20% 1D OBFR01 Monthly (171,878)
Coca-Cola Bottlers Japan Holdings,
Inc. ................... Citibank NA 1,335,050 02/24/27 0.21% 1D P TONA Monthly 95,523
Covivio SA/France ........... Barclays Bank plc 1,495,624 03/15/27 0.26% 1D ESTR Monthly 10,698
Credit Saison Co. Ltd. ......... JPMorgan Chase Bank NA 1,900,074 02/10/27 0.25% 1D P TONA Monthly 148,498
CSX Corp. ................ Barclays Bank plc 1,256,640 01/25/27 0.20% 1D OBFR01 Monthly 36,176
Darden Restaurants, Inc. ...... Barclays Bank plc 1,929,200 01/25/27 0.20% 1D OBFR01 Monthly (54,509)
Denso Corp. ............... Citibank NA 4,652,300 02/24/27 0.19% 1D P TONA Monthly (49,000)
Deutsche Bank AG (Registered) .. Citibank NA 3,155,591 02/24/27 0.16% 1D ESTR Monthly (185,455)
Deutsche Telekom AG (Registered) JPMorgan Chase Bank NA 1,676,912 02/11/27 0.26% 1D ESTR Monthly (207,366)
Dexus ................... JPMorgan Chase Bank NA 2,434,623 02/10/27 0.25% 1D AONIA Monthly (74,379)
Digital Realty Trust, Inc. ....... Barclays Bank plc 1,525,212 01/25/27 0.20% 1D OBFR01 Monthly (124,488)
Diploma plc ................ Merrill Lynch International & Co. 2,295,954 02/15/28 0.25% 1D SONIA Monthly 48,201
Disco Corp. ................ Merrill Lynch International & Co. 52,452 03/15/28 0.25% 1D P TONA Monthly (429)
Dollar General Corp. ......... Merrill Lynch International & Co. 1,418,118 02/15/28 0.20% 1D OBFR01 Monthly (13,776)
DoorDash, Inc. ............. Citibank NA 722,736 02/24/28 0.20% 1D OBFR01 Monthly 52,290
Dow, Inc. ................. Merrill Lynch International & Co. 1,176,692 02/15/28 0.20% 1D OBFR01 Monthly (202,676)
DWS Group GmbH & Co. KGaA .. JPMorgan Chase Bank NA 1,111,746 02/11/27 0.26% 1D ESTR Monthly 120,299
Eagle Bancorp, Inc. .......... JPMorgan Chase Bank NA 1,797,381 02/09/27 0.20% 1D OBFR01 Monthly 63,583
Eastroc Beverage Group Co. Ltd. . JPMorgan Chase Bank NA 1,541,070 02/10/27 0.30% HONIA Monthly (286,848)
Ecolab, Inc. ............... JPMorgan Chase Bank NA 2,007,798 02/09/27 0.20% 1D OBFR01 Monthly 165,360

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Strategic Income Opportunities Portfolio

Equity Swap Contracts (continued)
Reference Entity Counterparty Notional Amount
Termination
Date Spread Reference Rate
Payment
Frequency
Value/Unrealized
Appreciation
(Depreciation)
Endeavour Mining plc ......... JPMorgan Chase Bank NA USD 1,047,252 02/11/27 0.25% 1D SONIA Monthly $ (43,141)
Equinor ASA ............... Citibank NA 1,361,996 02/24/27 (0.10)% NOWA Monthly (21,827)
Euronext NV ............... Citibank NA 1,237,605 02/24/27 0.26% 1D ESTR Monthly (37,971)
EXOR NV ................. Barclays Bank plc 1,656,553 03/15/27 0.26% 1D ESTR Monthly 21,250
Experian plc ............... Barclays Bank plc 2,282,629 03/26/27 0.25% 1D SONIA Monthly 32,809
Fastenal Co. ............... Barclays Bank plc 2,274,043 01/25/27 0.20% 1D OBFR01 Monthly 89,033
Ferrari NV ................ JPMorgan Chase Bank NA 2,415,308 02/11/27 0.26% 1D ESTR Monthly 111,105
FinecoBank Banca Fineco SpA .. Merrill Lynch International & Co. 1,738,868 02/15/28 0.26% 1D ESTR Monthly (16,504)
First Financial Holding Co. Ltd. ... JPMorgan Chase Bank NA 1,685,833 02/11/27 0.35% 1D OBFR01 Monthly 197,438
FirstRand Ltd. .............. JPMorgan Chase Bank NA 2,300,240 02/11/27 0.40% 1D RAONON Monthly 159,345
Fiserv, Inc. ................ Citibank NA 1,853,150 02/24/28 0.20% 1D OBFR01 Monthly 69,610
Flagstar Bank NA ............ JPMorgan Chase Bank NA 7,639,373 02/09/27 0.20% 1D OBFR01 Monthly 460,856
Fortis, Inc. ................ Citibank NA 3,493,752 02/24/28 0.20% 1D CORRA Monthly 81,076
Franklin Resources, Inc. ....... Citibank NA 3,063,879 02/24/28 0.20% 1D OBFR01 Monthly (59,598)
Fresnillo plc ............... Merrill Lynch International & Co. 814,425 02/15/28 0.25% 1D SONIA Monthly (115,213)
Fuji Electric Co. Ltd. .......... Citibank NA 1,107,725 02/24/27 0.25% 1D P TONA Monthly (65,857)
Fujitsu Ltd. ................ JPMorgan Chase Bank NA 936,241 02/10/27 0.25% 1D P TONA Monthly (63,948)
Fuyao Glass Industry Group Co. Ltd. Merrill Lynch International & Co. 1,137,606 02/15/28 0.30% HONIA Monthly (73,013)
Galderma Group AG .......... JPMorgan Chase Bank NA 2,368,243 02/10/27 0.26% SSARON Monthly 201,915
GEA Group AG ............. Citibank NA 992,675 02/24/27 0.26% 1D ESTR Monthly 30,447
Geely Automobile Holdings Ltd. .. Merrill Lynch International & Co. 1,162,722 02/15/28 0.30% HONIA Monthly (184,595)
GoDaddy, Inc. .............. Barclays Bank plc 1,357,319 01/25/27 0.20% 1D OBFR01 Monthly 179,009
Grupo Mateus SA ........... Merrill Lynch International & Co. 1,010,555 02/15/28 (1.00)% 1D OBFR01 Monthly (93,251)
Guangdong Huayan Robotics Co.
Ltd. ................... JPMorgan Chase Bank NA 54,727 02/10/27 0.30% HONIA Monthly (4,740)
H World Group Ltd. .......... Merrill Lynch International & Co. 2,443,764 02/15/28 0.20% 1D OBFR01 Monthly (165,852)
Halliburton Co. ............. Merrill Lynch International & Co. 1,632,241 02/15/28 0.00% 1D OBFR01 Monthly (138,441)
Harmonic Drive Systems, Inc. ... Merrill Lynch International & Co. 404,566 03/15/28 0.15% 1D P TONA Monthly 65,226
Haseko Corp. .............. Citibank NA 1,341,619 02/24/27 0.25% 1D P TONA Monthly 63,534
Heineken Holding NV ......... JPMorgan Chase Bank NA 1,835,108 02/11/27 0.26% 1D ESTR Monthly 175,254
Henkel AG & Co. KGaA (Preference) Barclays Bank plc 1,537,644 03/15/27 0.26% 1D ESTR Monthly 51,840
Hermes International SCA ...... JPMorgan Chase Bank NA 2,414,739 02/11/27 0.26% 1D ESTR Monthly (61,209)
Hermes International SCA ...... Barclays Bank plc 1,110,633 03/15/27 0.26% 1D ESTR Monthly (13,416)
Hesai Group ............... Citibank NA 1,100,784 02/24/27 0.30% HONIA Monthly 86,947
Hirose Electric Co. Ltd. ........ Barclays Bank plc 1,562,305 01/14/27 0.17% 1D P TONA Monthly (107,758)
Hon Precision, Inc. ........... JPMorgan Chase Bank NA 1,296,664 02/11/27 0.35% 1D OBFR01 Monthly (63,944)
HP, Inc. .................. JPMorgan Chase Bank NA 2,041,825 02/09/27 0.20% 1D OBFR01 Monthly (258,103)
Hydro One Ltd. ............. Barclays Bank plc 3,035,861 08/25/26 0.20% CABROVER Monthly 98,988
Hypera SA ................ JPMorgan Chase Bank NA 632,298 02/10/27 0.40% 1D OBFR01 Monthly 9,290
Illinois Tool Works, Inc. ........ Citibank NA 3,183,720 02/24/28 0.20% 1D OBFR01 Monthly 61,920
IMI plc ................... Merrill Lynch International & Co. 1,333,797 02/15/28 0.25% 1D SONIA Monthly 13,486
INFRONEER Holdings, Inc. ..... Barclays Bank plc 999,754 01/14/27 0.18% 1D P TONA Monthly (35,245)
Intercontinental Exchange, Inc. .. JPMorgan Chase Bank NA 2,552,196 02/09/27 0.20% 1D OBFR01 Monthly (200,795)
Intesa Sanpaolo SpA ......... JPMorgan Chase Bank NA 2,644,162 02/11/27 0.15% 1D ESTR Monthly 186,258
Intuitive Surgical, Inc. ......... Citibank NA 1,693,448 02/24/28 0.20% 1D OBFR01 Monthly (23,192)
Investor AB ................ JPMorgan Chase Bank NA 2,947,345 02/11/27 0.26% TN STIBOR Monthly 168,991
Isa Energia Brasil sa (Preference) Merrill Lynch International & Co. 3,187,093 02/15/28 0.00% 1D OBFR01 Monthly (17,998)
Japan Post Holdings Co. Ltd. .... Citibank NA 1,763,371 02/24/27 0.25% 1D P TONA Monthly (33,493)
JB Hunt Transport Services, Inc. . Citibank NA 1,454,667 02/24/28 0.20% 1D OBFR01 Monthly 79,312
JBS NV .................. Merrill Lynch International & Co. 878,326 02/15/28 0.20% 1D OBFR01 Monthly (8,536)
JD.com, Inc. ............... JPMorgan Chase Bank NA 2,128,207 02/10/27 0.30% HONIA Monthly (254,731)
JD.com, Inc. ............... Merrill Lynch International & Co. 474,823 02/15/28 0.30% HONIA Monthly (53,116)
JPMorgan Chase & Co. ....... Merrill Lynch International & Co. 2,365,717 02/15/28 0.00% 1D OBFR01 Monthly 56,525
JTEKT Corp. ............... JPMorgan Chase Bank NA 1,285,401 02/10/27 0.25% 1D P TONA Monthly (27,740)
Julius Baer Group Ltd. ........ Merrill Lynch International & Co. 1,822,137 02/15/28 0.26% SSARON Monthly 104,582
Kao Corp. ................. Barclays Bank plc 1,220,556 01/14/27 0.24% 1D P TONA Monthly 75,586
KDX Realty Investment Corp. ... JPMorgan Chase Bank NA 1,341,933 02/10/27 0.25% 1D P TONA Monthly (6,350)
Keppel DC REIT ............ JPMorgan Chase Bank NA 2,263,497 02/10/27 0.31% 1D OBFR01 Monthly (23,182)
Kerry Properties Ltd. ......... Merrill Lynch International & Co. 2,415,636 02/15/28 0.30% HONIA Monthly (218,233)
Keysight Technologies, Inc. ..... Merrill Lynch International & Co. 1,713,312 02/15/28 0.20% 1D OBFR01 Monthly (32,976)
Kimco Realty Corp. .......... Citibank NA 2,570,229 02/24/28 0.20% 1D OBFR01 Monthly 68,706
KION Group AG ............. Citibank NA 1,210,502 02/24/27 0.26% 1D ESTR Monthly (78,526)
KKR & Co., Inc. ............. JPMorgan Chase Bank NA 1,284,343 02/09/27 0.00% 1D OBFR01 Monthly 37,289

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

Equity Swap Contracts (continued)
Reference Entity Counterparty Notional Amount
Termination
Date Spread Reference Rate
Payment
Frequency
Value/Unrealized
Appreciation
(Depreciation)
Koninklijke KPN NV .......... JPMorgan Chase Bank NA USD 3,056,977 02/11/27 0.26% 1D ESTR Monthly $ (23,579)
Kuaishou Technology ......... JPMorgan Chase Bank NA 979,275 02/10/27 0.84% HONIA Monthly (46,654)
Kuaishou Technology ......... Merrill Lynch International & Co. 231,712 02/15/28 0.00% HONIA Monthly (21,068)
Kyocera Corp. .............. Barclays Bank plc 1,769,047 01/14/27 0.15% 1D P TONA Monthly 2,978
Las Vegas Sands Corp. ....... Citibank NA 1,161,540 02/24/28 0.20% 1D OBFR01 Monthly (39,123)
LEG Immobilien SE .......... JPMorgan Chase Bank NA 832,027 02/11/27 0.26% 1D ESTR Monthly (4,616)
Legrand SA ............... Citibank NA 3,290,800 02/24/27 0.26% 1D ESTR Monthly (122,191)
Lendlease Corp. Ltd. ......... JPMorgan Chase Bank NA 1,279,740 02/10/27 0.25% 1D AONIA Monthly 366,325
Lojas Renner SA ............ JPMorgan Chase Bank NA 1,238,141 02/10/27 0.40% 1D OBFR01 Monthly (9,600)
L'Oreal SA ................ Citibank NA 1,425,209 02/24/27 0.26% 1D ESTR Monthly 21,369
LVMH Moet Hennessy Louis Vuitton
SE ................... JPMorgan Chase Bank NA 6,461,516 02/11/27 0.26% 1D ESTR Monthly 25,882
Magellan Financial Group Ltd. ... Merrill Lynch International & Co. 1,184,540 02/15/28 0.25% 1D AONIA Monthly 21,044
Marriott International, Inc. ...... Merrill Lynch International & Co. 1,522,394 02/15/28 0.20% 1D OBFR01 Monthly (114,152)
Martin Marietta Materials, Inc. ... JPMorgan Chase Bank NA 1,562,563 02/09/27 0.00% 1D OBFR01 Monthly (5,473)
Mastercard, Inc. ............. Barclays Bank plc 3,340,221 01/25/27 0.20% 1D OBFR01 Monthly 203,619
Mazda Motor Corp. .......... Barclays Bank plc 1,124,972 01/14/27 0.15% 1D P TONA Monthly (13,413)
McCormick & Co., Inc. (Non-Voting) JPMorgan Chase Bank NA 1,432,638 02/09/27 0.20% 1D OBFR01 Monthly 24,500
McKesson Corp. ............ Merrill Lynch International & Co. 2,573,274 02/15/28 0.20% 1D OBFR01 Monthly (79,794)
MercadoLibre, Inc. ........... JPMorgan Chase Bank NA 1,151,179 02/09/27 0.20% 1D OBFR01 Monthly 36,994
Mercedes-Benz Group AG ...... JPMorgan Chase Bank NA 2,484,801 02/11/27 0.26% 1D ESTR Monthly (221,360)
MetLife, Inc. ............... Merrill Lynch International & Co. 2,715,916 02/15/28 0.20% 1D OBFR01 Monthly (93,006)
Metro Inc/CN .............. Merrill Lynch International & Co. 4,434,119 02/15/28 0.20% CABROVER Monthly (92,732)
Mettler-Toledo International, Inc. .. JPMorgan Chase Bank NA 1,366,656 02/09/27 0.20% 1D OBFR01 Monthly 166,356
Mirvac Group .............. Merrill Lynch International & Co. 3,027,546 02/15/28 0.25% 1D AONIA Monthly (128,470)
Mitsubishi Heavy Industries Ltd. .. Merrill Lynch International & Co. 1,692,915 03/15/28 0.25% 1D P TONA Monthly 9,015
Mitsubishi Materials Corp. ...... Citibank NA 1,430,307 02/24/27 0.25% 1D P TONA Monthly (144,101)
Moderna, Inc. .............. JPMorgan Chase Bank NA 675,920 02/09/27 0.20% 1D OBFR01 Monthly 318,506
Molson Coors Beverage Co. .... Merrill Lynch International & Co. 1,570,176 02/15/28 0.20% 1D OBFR01 Monthly (74,112)
Mowi ASA ................. JPMorgan Chase Bank NA 977,369 02/11/27 0.15% NOWA Monthly 3,555
Mr Price Group Ltd. .......... Merrill Lynch International & Co. 1,093,526 02/15/28 0.85% ZARONIA Monthly 47,934
MS&AD Insurance Group Holdings,
Inc. ................... Barclays Bank plc 1,880,852 01/14/27 0.15% 1D P TONA Monthly (144,214)
Nanya Technology Corp. ....... Merrill Lynch International & Co. 902,739 02/15/28 0.40% 1D OBFR01 Monthly 151,019
National Australia Bank Ltd. ..... JPMorgan Chase Bank NA 1,455,062 02/10/27 0.25% 1D AONIA Monthly 81,077
NAVER Corp. .............. Merrill Lynch International & Co. 34,454 02/15/28 0.40% 1D OBFR01 Monthly (7,206)
NetEase, Inc. .............. JPMorgan Chase Bank NA 1,955,290 02/10/27 0.30% HONIA Monthly 142,911
NetEase, Inc. .............. Merrill Lynch International & Co. 470,306 02/15/28 0.50% HONIA Monthly 2,367
News Corp. ................ Barclays Bank plc 2,360,554 01/25/27 0.20% 1D OBFR01 Monthly 13,194
NH Foods Ltd. .............. JPMorgan Chase Bank NA 1,199,390 02/10/27 0.25% 1D P TONA Monthly (12,853)
Ningbo Joyson Electronic Corp. .. JPMorgan Chase Bank NA 971,739 02/10/27 0.30% HONIA Monthly (181,298)
Nippon Electric Glass Co. Ltd. ... Citibank NA 1,265,283 02/24/27 0.25% 1D P TONA Monthly (12,443)
Nippon Shokubai Co. Ltd. ...... Citibank NA 2,728,991 02/24/27 0.22% 1D P TONA Monthly (1,783)
Nippon Yusen KK ............ Barclays Bank plc 1,345,412 01/14/27 0.25% 1D P TONA Monthly 3,349
NOK Corp. ................ Barclays Bank plc 1,908,123 01/14/27 0.00% 1D P TONA Monthly (26,646)
Norfolk Southern Corp. ........ Barclays Bank plc 3,011,283 01/25/27 0.20% 1D OBFR01 Monthly 103,158
Northrop Grumman Corp. ...... Barclays Bank plc 1,970,557 01/25/27 0.20% 1D OBFR01 Monthly 15,752
Novatek Microelectronics Corp. .. Merrill Lynch International & Co. 1,522,324 02/15/28 0.40% 1D OBFR01 Monthly 118,116
Nucor Corp. ............... Merrill Lynch International & Co. 1,330,565 02/15/28 0.00% 1D OBFR01 Monthly (172,265)
NVR, Inc. ................. Barclays Bank plc 1,270,510 01/25/27 0.20% 1D OBFR01 Monthly 92,170
Occidental Petroleum Corp. ..... Citibank NA 1,950,000 02/24/28 0.20% 1D OBFR01 Monthly (128,625)
OHB SE .................. Citibank NA 6,127,580 02/24/27 0.26% 1D ESTR Monthly (334,863)
Orica Ltd. ................. Merrill Lynch International & Co. 1,827,468 02/15/28 0.25% 1D AONIA Monthly 24,056
Otis Worldwide Corp. ......... Barclays Bank plc 2,428,080 01/25/27 0.20% 1D OBFR01 Monthly (29,480)
Otsuka Corp. .............. Barclays Bank plc 1,361,910 01/14/27 0.15% 1D P TONA Monthly 16,283
Pan Pacific International Holdings
Corp. .................. Citibank NA 2,137,296 02/24/27 0.25% 1D P TONA Monthly 14,807
Paramount Skydance Corp. ..... JPMorgan Chase Bank NA 897,457 02/09/27 0.20% 1D OBFR01 Monthly (45,780)
Parker-Hannifin Corp. ......... Citibank NA 1,539,424 02/24/28 0.20% 1D OBFR01 Monthly 25,568
Partners Group Holding AG ..... JPMorgan Chase Bank NA 1,058,316 02/10/27 0.26% SSARON Monthly 6,494
PDD Holdings, Inc. ........... Merrill Lynch International & Co. 84 02/15/28 0.20% 1D OBFR01 Monthly (8)
Phillips 66 ................. Citibank NA 1,414,644 02/24/28 0.20% 1D OBFR01 Monthly 5,376
Progressive Corp. (The) ....... Barclays Bank plc 2,758,154 01/25/27 0.20% 1D OBFR01 Monthly 147,231

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Strategic Income Opportunities Portfolio

Equity Swap Contracts (continued)
Reference Entity Counterparty Notional Amount
Termination
Date Spread Reference Rate
Payment
Frequency
Value/Unrealized
Appreciation
(Depreciation)
Prudential Financial, Inc. ....... Barclays Bank plc USD 1,710,508 01/25/27 0.20% 1D OBFR01 Monthly $ (5,214)
Prudential plc .............. JPMorgan Chase Bank NA 1,319,871 02/11/27 0.25% 1D SONIA Monthly (11,592)
Prysmian SpA .............. JPMorgan Chase Bank NA 2,399,908 02/11/27 0.26% 1D ESTR Monthly (21,050)
Prysmian SpA .............. Merrill Lynch International & Co. 528,806 02/15/28 0.26% 1D ESTR Monthly 6,694
Qube Holdings Ltd. .......... Merrill Lynch International & Co. 1,848,462 02/15/28 0.25% 1D AONIA Monthly (4,935)
Ralph Lauren Corp. .......... Barclays Bank plc 1,972,416 01/25/27 0.20% 1D OBFR01 Monthly (45,648)
Reckitt Benckiser Group plc ..... Merrill Lynch International & Co. 1,603,473 02/15/28 0.25% 1D SONIA Monthly 103,027
Region Group .............. Merrill Lynch International & Co. 1,613,262 02/15/28 0.25% 1D AONIA Monthly (67,321)
RELX plc ................. Merrill Lynch International & Co. 1,437,763 02/15/28 0.25% 1D SONIA Monthly (40,830)
Republic Services, Inc. ........ Merrill Lynch International & Co. 3,227,309 02/15/28 0.00% 1D OBFR01 Monthly 75,431
ResMed, Inc. .............. Merrill Lynch International & Co. 2,467,072 02/15/28 0.20% 1D OBFR01 Monthly 27,392
Rheinmetall AG ............. JPMorgan Chase Bank NA 1,982,021 02/11/27 0.26% 1D ESTR Monthly (335,650)
Rigaku Holdings Corp. ........ Barclays Bank plc 357,884 01/14/27 0.15% 1D P TONA Monthly (39,857)
Rinnai Corp. ............... Merrill Lynch International & Co. 2,340,485 03/15/28 0.25% 1D P TONA Monthly 65,561
RWE AG ................. Merrill Lynch International & Co. 1,446,881 02/15/28 0.00% 1D ESTR Monthly 8,195
S&P Global, Inc. ............ Barclays Bank plc 2,770,416 01/25/27 0.20% 1D OBFR01 Monthly (1,048)
Safran SA ................. JPMorgan Chase Bank NA 1,276,839 02/11/27 0.26% 1D ESTR Monthly 220,669
Sage Group plc (The) ......... Barclays Bank plc 787,284 03/26/27 0.25% 1D SONIA Monthly 15,547
Salesforce, Inc. ............. Barclays Bank plc 1,516,212 01/25/27 0.20% 1D OBFR01 Monthly 66,054
Sampo OYJ ............... JPMorgan Chase Bank NA 3,409,064 02/11/27 0.26% 1D ESTR Monthly 111,188
Sany Heavy Industry Co. Ltd. .... JPMorgan Chase Bank NA 3,494,222 02/10/27 0.30% HONIA Monthly (462,724)
SAP SE .................. Citibank NA 1,747,457 02/24/27 0.26% 1D ESTR Monthly 25,248
Schneider Electric SE ......... Merrill Lynch International & Co. 1,391,425 02/15/28 0.00% 1D ESTR Monthly 81,091
SEEK Ltd. ................ Merrill Lynch International & Co. 1,774,969 02/15/28 0.25% 1D AONIA Monthly (43,573)
Seino Holdings Co. Ltd. ....... Citibank NA 2,126,044 02/24/27 0.25% 1D P TONA Monthly 32,204
Sekisui House Ltd. ........... Merrill Lynch International & Co. 2,551,839 03/15/28 0.25% 1D P TONA Monthly 34,392
Severn Trent plc ............ Merrill Lynch International & Co. 2,774,677 02/15/28 0.15% 1D SONIA Monthly 67,550
SGS SA (Registered) ......... Barclays Bank plc 1,356,754 04/02/27 0.26% SSARON Monthly 57,994
Shizuoka Financial Group, Inc. ... Barclays Bank plc 1,467,595 01/14/27 0.25% 1D P TONA Monthly 9,930
Singapore Airlines Ltd. ........ JPMorgan Chase Bank NA 1,814,906 02/10/27 0.47% 1D OBFR01 Monthly 97,006
Skanska AB ............... Barclays Bank plc 1,570,995 04/26/27 0.28% 1D STIBOR Monthly 39,466
Skylark Holdings Co. Ltd. ...... Citibank NA 1,284,124 02/24/27 0.15% 1D P TONA Monthly 29,977
Skyworks Solutions, Inc. ....... Merrill Lynch International & Co. 1,861,266 02/15/28 0.20% 1D OBFR01 Monthly (206,946)
Sonova Holding AG (Registered) . Citibank NA 1,503,327 02/24/27 0.26% SSARON Monthly (8,066)
Southwest Airlines Co. ........ JPMorgan Chase Bank NA 1,142,130 02/09/27 0.00% 1D OBFR01 Monthly (606)
Southwest Airlines Co. ........ Merrill Lynch International & Co. 460,800 02/15/28 0.20% 1D OBFR01 Monthly 53,400
Stanley Electric Co. Ltd. ....... JPMorgan Chase Bank NA 1,484,245 02/10/27 0.25% 1D P TONA Monthly (11,004)
Steel Dynamics, Inc. .......... Barclays Bank plc 1,355,747 01/25/27 0.20% 1D OBFR01 Monthly (93,717)
Sunny Optical Technology Group Co.
Ltd. ................... JPMorgan Chase Bank NA 1,770,544 02/10/27 0.27% HONIA Monthly (360,249)
Sunny Optical Technology Group Co.
Ltd. ................... Merrill Lynch International & Co. 596,967 02/15/28 0.15% HONIA Monthly (116,167)
Svenska Handelsbanken AB .... Barclays Bank plc 1,154,746 04/26/27 0.15% 1D STIBOR Monthly 4,820
Swiss Re AG ............... Merrill Lynch International & Co. 1,442,357 02/15/28 0.15% SSARON Monthly 83,562
Swissquote Group Holding SA
(Registered) ............. Barclays Bank plc 1,720,298 04/02/27 0.26% SSARON Monthly (31,663)
Taiyo Holdings Co. Ltd. ........ JPMorgan Chase Bank NA 1,892,773 02/10/27 0.25% 1D P TONA Monthly 7,245
Takasago Thermal Engineering Co.
Ltd. ................... Citibank NA 1,771,056 02/24/27 0.25% 1D P TONA Monthly 46,719
Tapestry, Inc. ............... JPMorgan Chase Bank NA 1,428,215 02/09/27 0.20% 1D OBFR01 Monthly 50,223
TDK Corp. ................ Barclays Bank plc 1,438,626 01/14/27 0.24% 1D P TONA Monthly (130,704)
TE Connectivity plc .......... Citibank NA 2,531,011 02/24/28 0.20% 1D OBFR01 Monthly (131,852)
Tele2 AB ................. Citibank NA 1,461,306 02/24/27 0.25% TN STIBOR Monthly (48,264)
Telefonaktiebolaget LM Ericsson . Merrill Lynch International & Co. 2,031,710 02/15/28 0.26% 1D STIBOR Monthly (87,081)
Telefonica Brasil SA .......... Merrill Lynch International & Co. 1,301,304 02/15/28 0.00% 1D OBFR01 Monthly (634)
Tenaris SA ................ Citibank NA 954,393 02/24/27 0.15% 1D ESTR Monthly (38,108)
Tencent Holdings Ltd. ......... JPMorgan Chase Bank NA 3,853,513 02/10/27 0.56% HONIA Monthly (117,654)
Tencent Holdings Ltd. ......... Merrill Lynch International & Co. 492,277 02/15/28 0.30% HONIA Monthly (28,744)
Tencent Music Entertainment Group Barclays Bank plc 1,182,612 01/25/27 0.20% 1D OBFR01 Monthly 1,418
TJX Cos., Inc. (The) .......... Citibank NA 1,887,955 02/24/28 0.20% 1D OBFR01 Monthly (145,705)
T-Mobile US, Inc. ............ Citibank NA 2,009,395 02/24/28 0.20% 1D OBFR01 Monthly (130,819)
Tobu Railway Co. Ltd. ......... Barclays Bank plc 1,506,059 01/14/27 0.24% 1D P TONA Monthly 31,343
Toda Corp. ................ JPMorgan Chase Bank NA 2,047,485 02/10/27 0.25% 1D P TONA Monthly 159,584

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

Equity Swap Contracts (continued)
Reference Entity Counterparty Notional Amount
Termination
Date Spread Reference Rate
Payment
Frequency
Value/Unrealized
Appreciation
(Depreciation)
Toyoda Gosei Co. Ltd. ........ Merrill Lynch International & Co. USD 1,118,630 03/15/28 0.00% 1D P TONA Monthly $ 80,079
Tractor Supply Co. ........... Merrill Lynch International & Co. 999,988 02/15/28 0.00% 1D OBFR01 Monthly 8,371
Transurban Group ........... JPMorgan Chase Bank NA 1,557,880 02/10/27 0.25% 1D AONIA Monthly (79,364)
Trend Micro, Inc. ............ Merrill Lynch International & Co. 1,506,957 03/15/28 0.25% 1D P TONA Monthly 45,388
Tripod Technology Corp. ....... Merrill Lynch International & Co. 2,126,553 02/15/28 0.40% 1D OBFR01 Monthly (1,851)
Truist Financial Corp. ......... Citibank NA 1,877,260 02/24/28 0.20% 1D OBFR01 Monthly 40,810
Tryg A/S .................. Merrill Lynch International & Co. 1,080,259 02/15/28 0.26% 1W CIBOR Monthly 984
Ulta Beauty, Inc. ............ Citibank NA 1,116,144 02/24/28 0.20% 1D OBFR01 Monthly (33,792)
UniCredit SpA .............. Barclays Bank plc 1,013,290 03/15/27 0.26% 1D ESTR Monthly (9,560)
Unilever plc ................ Merrill Lynch International & Co. 1,901,771 02/15/28 0.25% 1D SONIA Monthly 74,453
United Integrated Services Co. Ltd. Merrill Lynch International & Co. 1,093,710 02/15/28 0.40% 1D OBFR01 Monthly (40,827)
Valero Energy Corp. .......... Citibank NA 1,462,680 02/24/28 0.20% 1D OBFR01 Monthly 99,960
Var Energi ASA ............. Barclays Bank plc 866,829 04/26/27 0.28% NOWA Monthly (41,881)
Venture Corp. Ltd. ........... JPMorgan Chase Bank NA 2,258,582 02/10/27 0.30% 1D OBFR01 Monthly (62,258)
VeriSign, Inc. .............. Merrill Lynch International & Co. 1,407,569 02/15/28 0.00% 1D OBFR01 Monthly (99,457)
Vertex Pharmaceuticals, Inc. .... Merrill Lynch International & Co. 1,783,347 02/15/28 0.00% 1D OBFR01 Monthly 153,900
Vibra Energia SA ............ JPMorgan Chase Bank NA 2,075,007 02/10/27 0.40% 1D OBFR01 Monthly 69,510
VICI Properties, Inc. .......... Citibank NA 4,158,746 02/24/28 0.20% 1D OBFR01 Monthly 73,324
Vodafone Group plc .......... Merrill Lynch International & Co. 2,104,659 02/15/28 0.25% 1D SONIA Monthly (237,906)
VZ Holding AG ............. JPMorgan Chase Bank NA 2,378,691 02/10/27 0.26% SSARON Monthly 112,747
Walt Disney Co. (The) ........ Citibank NA 2,089,980 02/24/28 0.20% 1D OBFR01 Monthly (126,480)
Wells Fargo & Co. ........... Citibank NA 1,903,090 02/24/28 0.20% 1D OBFR01 Monthly (27,162)
WH Group Ltd. ............. Merrill Lynch International & Co. 1,376,137 02/15/28 0.30% HONIA Monthly (83,082)
Winbond Electronics Corp. ..... Merrill Lynch International & Co. 928,703 02/15/28 0.40% 1D OBFR01 Monthly 112,649
Xiaomi Corp. ............... JPMorgan Chase Bank NA 1,531,359 02/10/27 0.30% HONIA Monthly (313,142)
Xiaomi Corp. ............... Merrill Lynch International & Co. 331,545 02/15/28 0.00% HONIA Monthly (56,541)
XPeng, Inc. ................ JPMorgan Chase Bank NA 1,071,328 02/10/27 0.15% HONIA Monthly (177,308)
XPeng, Inc. ................ Merrill Lynch International & Co. 215,377 02/15/28 0.30% HONIA Monthly (14,140)
Zeon Corp. ................ Barclays Bank plc 1,878,319 01/14/27 0.25% 1D P TONA Monthly 10,227
Total long positions of equity swaps (3,328,452)
Short contracts
(b)
Abbott Laboratories .......... Citibank NA (1,519,459) 02/24/28 (0.15)% 1D OBFR01 Monthly (50,343)
Adobe, Inc. ................ Barclays Bank plc (16,821,329) 01/25/27 (0.14)% 1D OBFR01 Monthly (515,572)
Advanced Energy Industries, Inc. . JPMorgan Chase Bank NA (743,847) 02/09/27 (0.15)% 1D OBFR01 Monthly (162,227)
Adyen NV ................. Merrill Lynch International & Co. (1,266,707) 02/15/28 (0.26)% 1D ESTR Monthly 47,154
Aeroports de Paris SA ........ JPMorgan Chase Bank NA (47,670) 02/11/27 (2.70)% 1D ESTR Monthly (4,488)
Aeroports de Paris SA ........ Merrill Lynch International & Co. (1,151,542) 02/15/28 (0.26)% 1D ESTR Monthly (35,049)
AGC, Inc. ................. Citibank NA (1,165,276) 02/24/27 (0.15)% 1D P TONA Monthly 76,400
Airtel Africa plc ............. Citibank NA (1,022,418) 02/24/27 (0.25)% 1D SONIA Monthly 62,538
Ajinomoto Co., Inc. ........... Merrill Lynch International & Co. (652,626) 03/15/28 0.00% 1D P TONA Monthly (113,017)
Akzo Nobel NV ............. Citibank NA (1,679,474) 02/24/27 (0.26)% 1D ESTR Monthly 26,931
Alamos Gold, Inc. ........... Merrill Lynch International & Co. (879,343) 02/15/28 0.00% CABROVER Monthly 12,218
Allegion plc ................ Citibank NA (2,173,438) 02/24/28 (0.15)% 1D OBFR01 Monthly (158,696)
Alphabet, Inc. .............. JPMorgan Chase Bank NA (2,567,919) 02/09/27 (0.15)% 1D OBFR01 Monthly 55,743
Amcor plc ................. Citibank NA (1,883,484) 02/24/28 (0.15)% 1D OBFR01 Monthly (123,621)
American Electric Power Co., Inc. . Citibank NA (1,785,110) 02/24/28 (0.15)% 1D OBFR01 Monthly (89,187)
American Express Co. ........ Citibank NA (2,298,876) 02/24/28 (0.15)% 1D OBFR01 Monthly (1,224)
Ameriprise Financial, Inc. ...... Merrill Lynch International & Co. (1,431,543) 02/15/28 0.00% 1D OBFR01 Monthly (36,489)
Ampol Ltd. ................ JPMorgan Chase Bank NA (780,682) 02/10/27 (0.15)% 1D AONIA Monthly 83,513
Ampol Ltd. ................ Merrill Lynch International & Co. (1,104,554) 02/15/28 (0.15)% 1D AONIA Monthly 36,165
Amrize Ltd. ................ Merrill Lynch International & Co. (1,178,296) 02/15/28 (0.10)% SSARON Monthly 10,562
ANA Holdings, Inc. ........... Citibank NA (1,855,105) 02/24/27 (0.17)% 1D P TONA Monthly (26,865)
Anheuser-Busch InBev SA ..... Merrill Lynch International & Co. (3,372,380) 02/15/28 (0.26)% 1D ESTR Monthly (73,283)
Apollo Global Management, Inc. .. Barclays Bank plc (1,203,369) 01/25/27 (0.15)% 1D OBFR01 Monthly 150,410
Associated British Foods plc .... Citibank NA (1,859,071) 02/24/27 (0.25)% 1D SONIA Monthly (99,428)
ASX Ltd. ................. JPMorgan Chase Bank NA (1,662,609) 02/10/27 (0.21)% 1D AONIA Monthly (189,930)
AT&T, Inc. ................. Merrill Lynch International & Co. (2,676,234) 02/15/28 0.00% 1D OBFR01 Monthly 281,244
Axon Enterprise, Inc. ......... Merrill Lynch International & Co. (879,776) 02/15/28 (0.15)% 1D OBFR01 Monthly (241,444)
BAE Systems plc ............ JPMorgan Chase Bank NA (1,932,075) 02/11/27 (0.25)% 1D SONIA Monthly 102,165
Baker Hughes Co. ........... Merrill Lynch International & Co. (1,492,794) 02/15/28 (0.15)% 1D OBFR01 Monthly 166,344
Bank of Montreal ............ Citibank NA (1,989,065) 02/24/28 (0.20)% 1D CORRA Monthly (43,514)

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Strategic Income Opportunities Portfolio

Equity Swap Contracts (continued)
Reference Entity Counterparty Notional Amount
Termination
Date Spread Reference Rate
Payment
Frequency
Value/Unrealized
Appreciation
(Depreciation)
Banque Cantonale Vaudoise
(Registered) ............. Merrill Lynch International & Co. USD (1,381,791) 02/15/28 (0.26)% SSARON Monthly $ (23,669)
Barratt Redrow plc ........... Barclays Bank plc (1,764,708) 03/26/27 (0.10)% 1D SONIA Monthly (97,364)
Baxter International, Inc. ....... Citibank NA (929,918) 02/24/28 (0.15)% 1D OBFR01 Monthly (78,518)
Beijer Ref AB .............. Citibank NA (2,014,628) 02/24/27 (0.26)% TN STIBOR Monthly (179,526)
BeOne Medicines Ltd. ........ Merrill Lynch International & Co. (911,641) 02/15/28 0.00% HONIA Monthly (64,812)
Berkeley Group Holdings plc .... Citibank NA (3,290,307) 02/24/27 (0.25)% 1D SONIA Monthly (7,564)
Berkeley Group Holdings plc .... Barclays Bank plc (240,821) 03/26/27 (0.10)% 1D SONIA Monthly (373)
Berkshire Hathaway, Inc. ....... Citibank NA (2,150,236) 02/24/28 (0.15)% 1D OBFR01 Monthly (51,480)
Best Buy Co., Inc. ........... Citibank NA (919,721) 02/24/28 (0.15)% 1D OBFR01 Monthly 1,573
BioMerieux ................ Barclays Bank plc (1,015,331) 03/15/27 (0.10)% 1D ESTR Monthly (20,887)
BioMerieux ................ Merrill Lynch International & Co. (1,402,934) 02/15/28 (0.26)% 1D ESTR Monthly (25,791)
Boliden AB ................ Citibank NA (1,766,559) 02/24/27 (0.22)% TN STIBOR Monthly 37,551
Boliden AB ................ Barclays Bank plc (620,237) 04/26/27 (0.15)% 1D STIBOR Monthly 21,300
Bollore SE ................ Merrill Lynch International & Co. (3,936,540) 02/15/28 (0.26)% 1D ESTR Monthly 814,371
Brandywine Realty Trust ....... Merrill Lynch International & Co. (40,000) 02/15/28 (0.15)% 1D OBFR01 Monthly 375
Brenntag SE ............... Citibank NA (619,221) 02/24/27 (0.26)% 1D ESTR Monthly 5,067
Brenntag SE ............... Barclays Bank plc (1,301,861) 03/15/27 (0.26)% 1D ESTR Monthly 12,746
Brookfield Asset Management Ltd. Citibank NA (1,827,391) 02/24/28 (0.20)% 1D CORRA Monthly 59,982
Brookfield Corp. ............. Citibank NA (1,865,393) 02/24/28 (0.20)% 1D CORRA Monthly 52,120
Brother Industries Ltd. ........ Citibank NA (1,607,805) 02/24/27 (0.15)% 1D P TONA Monthly 47,242
BT Group plc ............... Citibank NA (1,657,730) 02/24/27 (0.25)% 1D SONIA Monthly 24,232
Bunge Global SA ............ Barclays Bank plc (835,650) 01/25/27 (0.10)% 1D OBFR01 Monthly 35,175
Caixa Seguridade Participacoes SA Merrill Lynch International & Co. (2,425,258) 02/15/28 (0.40)% 1D OBFR01 Monthly (77,207)
Canon, Inc. ................ Citibank NA (2,161,383) 02/24/27 (0.25)% 1D P TONA Monthly 58,771
Capcom Co. Ltd. ............ Merrill Lynch International & Co. (1,379,101) 03/15/28 (0.25)% 1D P TONA Monthly (92,529)
CAR Group Ltd. ............. JPMorgan Chase Bank NA (2,791,358) 02/10/27 (0.25)% 1D AONIA Monthly 108,343
Cathay Financial Holding Co. Ltd. . JPMorgan Chase Bank NA (1,489,837) 02/11/27 (0.35)% 1D OBFR01 Monthly 85,074
Cathay Pacific Airways Ltd. ..... JPMorgan Chase Bank NA (3,068,319) 02/10/27 (0.75)% HONIA Monthly (279,301)
Chailease Holding Co. Ltd. ..... JPMorgan Chase Bank NA (2,462,040) 02/11/27 (0.66)% 1D OBFR01 Monthly (22,842)
Challenger Ltd. ............. JPMorgan Chase Bank NA (790,598) 02/10/27 (0.25)% 1D AONIA Monthly (65,912)
China Construction Bank Corp. .. JPMorgan Chase Bank NA (2,444,029) 02/10/27 (0.30)% HONIA Monthly 164,361
China Pacific Insurance Group Co.
Ltd. ................... JPMorgan Chase Bank NA (10,267,016) 02/10/27 (0.33)% HONIA Monthly 1,448,510
China Petroleum & Chemical Corp. Merrill Lynch International & Co. (18,329,693) 02/15/28 (0.30)% HONIA Monthly 1,527,418
China Railway Group Ltd. ...... Merrill Lynch International & Co. (1,037,950) 02/15/28 (0.15)% HONIA Monthly 103,850
Chubb Ltd. ................ Citibank NA (1,626,000) 02/24/28 (0.15)% 1D OBFR01 Monthly (77,700)
Church & Dwight Co., Inc. ...... Citibank NA (1,602,954) 02/24/28 (0.15)% 1D OBFR01 Monthly (53,694)
Cia Paranaense de Energia - Copel Merrill Lynch International & Co. (2,139,334) 02/15/28 (0.40)% 1D OBFR01 Monthly 6,743
Cincinnati Financial Corp. ...... Citibank NA (2,196,675) 02/24/28 (0.15)% 1D OBFR01 Monthly (99,061)
CK Hutchison Holdings Ltd. ..... Merrill Lynch International & Co. (1,138,813) 02/15/28 (0.30)% HONIA Monthly 58,169
CLP Holdings Ltd. ........... Merrill Lynch International & Co. (2,106,763) 02/15/28 (0.15)% HONIA Monthly (10,290)
CMOC Group Ltd. ........... Merrill Lynch International & Co. (733,773) 02/15/28 (0.30)% HONIA Monthly 171,189
Coca-Cola HBC AG .......... Barclays Bank plc (1,823,836) 03/26/27 (0.10)% 1D SONIA Monthly (105,665)
Cochlear Ltd. .............. JPMorgan Chase Bank NA (1,880,821) 02/10/27 (0.25)% 1D AONIA Monthly (345,067)
Colgate-Palmolive Co. ........ Citibank NA (2,504,966) 02/24/28 (0.15)% 1D OBFR01 Monthly (80,410)
Comcast Corp. ............. Citibank NA (2,916,743) 02/24/28 (0.15)% 1D OBFR01 Monthly (255,117)
Comfort Systems USA, Inc. ..... Citibank NA (2,066,510) 02/24/28 (0.15)% 1D OBFR01 Monthly 84,560
Commonwealth Bank of Australia . JPMorgan Chase Bank NA (1,346,024) 02/10/27 (0.25)% 1D AONIA Monthly (32,944)
Community Financial System, Inc. JPMorgan Chase Bank NA (1,836,103) 02/09/27 (0.15)% 1D OBFR01 Monthly (92,523)
Corning, Inc. ............... JPMorgan Chase Bank NA (1,476,315) 02/09/27 (0.15)% 1D OBFR01 Monthly (534,430)
Corpay, Inc. ............... Merrill Lynch International & Co. (1,590,615) 02/15/28 (0.15)% 1D OBFR01 Monthly 90,900
Cosan SA ................. JPMorgan Chase Bank NA (550,429) 02/10/27 0.00% 1D OBFR01 Monthly (3,039)
Cosan SA ................. Merrill Lynch International & Co. (68,018) 02/15/28 0.00% 1D OBFR01 Monthly (423)
Credicorp Ltd. .............. Citibank NA (1,408,109) 02/24/28 (0.15)% 1D OBFR01 Monthly (33,337)
Crown Castle, Inc. ........... Citibank NA (1,421,352) 02/24/28 (0.15)% 1D OBFR01 Monthly 126,369
CTBC Financial Holding Co. Ltd. . JPMorgan Chase Bank NA (1,557,502) 02/11/27 (0.46)% 1D OBFR01 Monthly 15,368
CVB Financial Corp. .......... JPMorgan Chase Bank NA (1,484,917) 02/09/27 (0.15)% 1D OBFR01 Monthly (148,492)
Daiwa House Industry Co. Ltd. ... Merrill Lynch International & Co. (3,643,316) 03/15/28 (0.25)% 1D P TONA Monthly (14,741)
Danone SA ................ Barclays Bank plc (2,176,103) 03/15/27 (0.10)% 1D ESTR Monthly (137,092)
Dassault Aviation SA ......... Citibank NA (1,071,177) 02/24/27 0.00% 1D ESTR Monthly 20,029
DCC plc .................. Barclays Bank plc (1,077,762) 03/26/27 (0.10)% 1D SONIA Monthly (14,744)
Delivery Hero SE ............ Barclays Bank plc (904,374) 03/15/27 (0.26)% 1D ESTR Monthly 16,349

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

Equity Swap Contracts (continued)
Reference Entity Counterparty Notional Amount
Termination
Date Spread Reference Rate
Payment
Frequency
Value/Unrealized
Appreciation
(Depreciation)
Demant A/S ............... Merrill Lynch International & Co. USD (1,342,710) 02/15/28 0.00% 1W CIBOR Monthly $ (94,897)
Dentsu Soken, Inc. ........... Citibank NA (44,042) 02/24/27 (0.15)% 1D P TONA Monthly (3,598)
Dentsu Soken, Inc. ........... Merrill Lynch International & Co. (736,808) 03/15/28 0.00% 1D P TONA Monthly (45,285)
Descartes Systems Group, Inc.
(The) .................. Merrill Lynch International & Co. (1,479,675) 02/15/28 (0.20)% CABROVER Monthly 32,111
Discovery Ltd. .............. Merrill Lynch International & Co. (1,739,320) 02/15/28 (0.35)% 1M JIBAR Monthly 127,796
Dr Ing hc F Porsche AG (Preference) Citibank NA (71,177) 02/24/27 (1.50)% 1D ESTR Monthly 6,276
Dr Ing hc F Porsche AG (Preference) Barclays Bank plc (1,680,877) 03/15/27 (0.26)% 1D ESTR Monthly 148,215
Element Fleet Management Corp. Merrill Lynch International & Co. (1,081,301) 02/15/28 (0.20)% CABROVER Monthly (57,923)
EMS-Chemie Holding AG
(Registered) ............. Citibank NA (2,274,442) 02/24/27 (0.26)% SSARON Monthly 45,726
Energisa SA ............... Merrill Lynch International & Co. (1,695,490) 02/15/28 (0.40)% 1D OBFR01 Monthly 3,094
Eni SpA .................. Barclays Bank plc (1,722,272) 03/15/27 (0.26)% 1D ESTR Monthly 82,301
Equinix, Inc. ............... Citibank NA (1,221,087) 02/24/28 (0.15)% 1D OBFR01 Monthly 74,458
Equinox Gold Corp. .......... Merrill Lynch International & Co. (830,566) 02/15/28 0.00% CABROVER Monthly 343
Equity Residential ........... Citibank NA (3,210,608) 02/24/28 (0.15)% 1D OBFR01 Monthly (158,720)
Essex Property Trust, Inc. ...... Barclays Bank plc (1,519,540) 01/25/27 (0.15)% 1D OBFR01 Monthly (84,205)
Everest Group Ltd. ........... Citibank NA (3,019,770) 02/24/28 (0.15)% 1D OBFR01 Monthly (159,577)
Expand Energy Corp. ......... Citibank NA (2,774,317) 02/24/28 (0.15)% 1D OBFR01 Monthly (89,049)
Expeditors International of
Washington, Inc. .......... Barclays Bank plc (2,265,830) 01/25/27 (0.10)% 1D OBFR01 Monthly 408
F5, Inc. .................. Barclays Bank plc (1,643,334) 01/25/27 (0.10)% 1D OBFR01 Monthly (103,698)
Fairfax Financial Holdings Ltd. ... Citibank NA (2,048,835) 02/24/28 (0.20)% 1D CORRA Monthly (89,407)
Federal Realty Investment Trust .. Citibank NA (2,312,680) 02/24/28 (0.15)% 1D OBFR01 Monthly (32,680)
FedEx Corp. ............... Citibank NA (1,315,120) 02/24/28 (0.15)% 1D OBFR01 Monthly 62,600
FirstEnergy Corp. ........... Citibank NA (2,361,380) 02/24/28 (0.15)% 1D OBFR01 Monthly (39,390)
Flutter Entertainment plc ....... JPMorgan Chase Bank NA (7,058,333) 02/09/27 (0.15)% 1D OBFR01 Monthly 315,011
Food & Life Cos. Ltd. ......... Merrill Lynch International & Co. (753,216) 03/15/28 (0.25)% 1D P TONA Monthly (838)
Fortum OYJ ............... Citibank NA (1,110,502) 02/24/27 (0.26)% 1D ESTR Monthly (13,835)
Franco-Nevada Corp. ......... Merrill Lynch International & Co. (1,074,477) 02/15/28 0.00% CABROVER Monthly 52,050
Fubon Financial Holding Co. Ltd. . JPMorgan Chase Bank NA (742,659) 02/11/27 (0.35)% 1D OBFR01 Monthly 6,003
Fuji Media Holdings, Inc. ....... Barclays Bank plc (104,116) 01/14/27 (0.15)% 1D P TONA Monthly 2,633
Fuji Media Holdings, Inc. ....... Citibank NA (840,631) 02/24/27 (1.14)% 1D P TONA Monthly 54,725
FUJIFILM Holdings Corp. ...... Barclays Bank plc (1,842,094) 01/14/27 (0.19)% 1D P TONA Monthly (51,227)
Gecina SA ................ Citibank NA (2,417,451) 02/24/27 (0.26)% 1D ESTR Monthly (19,191)
Gen Digital, Inc. ............. Merrill Lynch International & Co. (2,071,798) 02/15/28 (0.15)% 1D OBFR01 Monthly (46,341)
General Dynamics Corp. ....... Citibank NA (1,682,464) 02/24/28 (0.15)% 1D OBFR01 Monthly (53,312)
General Mills, Inc. ........... JPMorgan Chase Bank NA (6,495,227) 02/09/27 (0.15)% 1D OBFR01 Monthly (2,142)
General Motors Co. .......... Merrill Lynch International & Co. (2,715,108) 02/15/28 0.00% 1D OBFR01 Monthly 202,300
Genting Singapore Ltd. ........ Merrill Lynch International & Co. (1,417,618) 02/15/28 0.00% 1D OBFR01 Monthly 22,057
Genuine Parts Co. ........... Merrill Lynch International & Co. (1,161,504) 02/15/28 (0.15)% 1D OBFR01 Monthly (148,074)
Georg Fischer AG (Registered) .. Merrill Lynch International & Co. (1,248,960) 02/15/28 (0.26)% SSARON Monthly 890
Gildan Activewear, Inc. ........ Citibank NA (2,025,363) 02/24/28 (0.20)% 1D CORRA Monthly 14,660
Global Payments, Inc. ........ Citibank NA (2,321,415) 02/24/28 (0.15)% 1D OBFR01 Monthly (261,721)
Great-West Lifeco, Inc. ........ Merrill Lynch International & Co. (120,258) 02/15/28 (0.20)% CABROVER Monthly (7,181)
Great-West Lifeco, Inc. ........ Citibank NA (1,717,631) 02/24/28 (0.20)% 1D CORRA Monthly (21,908)
Hankyu Hanshin Holdings, Inc. ... Merrill Lynch International & Co. (5,256,581) 03/15/28 (0.25)% 1D P TONA Monthly 249,549
Hexagon AB ............... Citibank NA (2,316,951) 02/24/27 (0.23)% TN STIBOR Monthly 40,952
HOCHTIEF AG ............. Citibank NA (960,573) 02/24/27 (0.47)% 1D ESTR Monthly 33,136
HOCHTIEF AG ............. Merrill Lynch International & Co. (395,939) 02/15/28 (0.26)% 1D ESTR Monthly (9,815)
Holmen AB ................ Barclays Bank plc (2,741,850) 04/26/27 (0.15)% 1D STIBOR Monthly 51,722
Howden Joinery Group plc ..... Barclays Bank plc (1,729,346) 03/26/27 (0.17)% 1D SONIA Monthly (50,484)
HUB24 Ltd. ................ JPMorgan Chase Bank NA (1,161,285) 02/10/27 (0.25)% 1D AONIA Monthly 140,257
Huntington Bancshares, Inc. .... Citibank NA (2,496,120) 02/24/28 (0.15)% 1D OBFR01 Monthly (99,552)
IDEX Corp. ................ Merrill Lynch International & Co. (1,820,728) 02/15/28 (0.15)% 1D OBFR01 Monthly (40,262)
Indutrade AB ............... Citibank NA (1,413,483) 02/24/27 (0.26)% TN STIBOR Monthly (111,597)
Infineon Technologies AG ...... Barclays Bank plc (1,181,746) 03/15/27 (0.10)% 1D ESTR Monthly 41,902
Infroneer Holdings, Inc. ........ Merrill Lynch International & Co. (5,178,521) 03/15/28 0.00% 1D P TONA Monthly 41,103
InPost SA ................. Citibank NA (1,807,125) 02/24/27 (0.26)% 1D ESTR Monthly (6,295)
InPost SA ................. Barclays Bank plc (1,222,532) 03/15/27 (0.10)% 1D ESTR Monthly (4,038)
Interactive Brokers Group, Inc. ... Citibank NA (2,759,370) 02/24/28 (0.15)% 1D OBFR01 Monthly 278,730
International Flavors & Fragrances,
Inc. ................... Citibank NA (1,875,965) 02/24/28 (0.15)% 1D OBFR01 Monthly (80,769)

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Strategic Income Opportunities Portfolio

Equity Swap Contracts (continued)
Reference Entity Counterparty Notional Amount
Termination
Date Spread Reference Rate
Payment
Frequency
Value/Unrealized
Appreciation
(Depreciation)
International Paper Co. ........ Barclays Bank plc USD (1,719,074) 01/25/27 (0.15)% 1D OBFR01 Monthly $ (56,386)
International Paper Co. ........ Barclays Bank plc (853,207) 03/26/27 (0.75)% 1D SONIA Monthly (10,924)
Intertek Group plc ........... Citibank NA (1,846,407) 02/24/27 (0.24)% 1D SONIA Monthly (1,067)
Intertek Group plc ........... Barclays Bank plc (238,488) 03/26/27 (0.25)% 1D SONIA Monthly (144)
Invesco Preferred ETF ........ JPMorgan Chase Bank NA (10,870,000) 02/09/27 (0.88)% 1D OBFR01 Monthly 30,000
Investment AB Latour ......... Barclays Bank plc (1,158,802) 04/26/27 (0.26)% 1D STIBOR Monthly (15,632)
iShares Expanded Tech-Software
Sector ETF .............. Barclays Bank plc (16,612,474) 01/25/27 (0.38)% 1D OBFR01 Monthly (625,988)
iShares iBoxx $ High Yield Corporate
Bond ETF ............... Citibank NA (43,126,671) 02/24/28 (1.40)% 1D OBFR01 Monthly (16,184)
iShares iBoxx $ Investment Grade
Corporate Bond ETF ....... JPMorgan Chase Bank NA (46,782,524) 02/09/27 (0.87)% 1D OBFR01 Monthly (437,260)
iShares iBoxx $ Investment Grade
Corporate Bond ETF ....... Merrill Lynch International & Co. (37,360,464) 02/15/28 (0.15)% 1D OBFR01 Monthly (27,423)
iShares Preferred & Income
Securities ETF ........... JPMorgan Chase Bank NA (15,485,000) 02/09/27 (2.01)% 1D OBFR01 Monthly 240,000
iShares Preferred & Income
Securities ETF ........... Merrill Lynch International & Co. (25,509,500) 02/15/28 (0.50)% 1D OBFR01 Monthly 660,150
Itau Unibanco Holding SA
(Preference) ............. Merrill Lynch International & Co. (2,392,811) 02/15/28 (0.40)% 1D OBFR01 Monthly (60,138)
Ivanhoe Mines Ltd. ........... Merrill Lynch International & Co. (1,006,180) 02/15/28 (0.20)% CABROVER Monthly 105,316
Japan Steel Works Ltd. (The) .... Merrill Lynch International & Co. (1,181,906) 03/15/28 0.00% 1D P TONA Monthly (20,289)
JD Sports Fashion plc ......... Citibank NA (1,076,357) 02/24/27 (0.25)% 1D SONIA Monthly (26,817)
Jeol Ltd. .................. Merrill Lynch International & Co. (1,501,855) 03/15/28 0.00% 1D P TONA Monthly (214,297)
Johnson Controls International plc Barclays Bank plc (2,919,737) 01/25/27 (0.10)% 1D OBFR01 Monthly 41,370
JX Advanced Metals Corp. ..... JPMorgan Chase Bank NA (18,943,086) 02/10/27 (0.25)% 1D P TONA Monthly (3,997,436)
Kadokawa Corp. ............ Citibank NA (1,600,104) 02/24/27 (0.15)% 1D P TONA Monthly (92,831)
Kansai Paint Co. Ltd. ......... Merrill Lynch International & Co. (5,207,175) 03/15/28 0.00% 1D P TONA Monthly (174,021)
Keurig Dr Pepper, Inc. ........ Merrill Lynch International & Co. (1,321,480) 02/15/28 0.00% 1D OBFR01 Monthly 25,372
KeyCorp .................. Merrill Lynch International & Co. (2,490,862) 02/15/28 (0.15)% 1D OBFR01 Monthly (69,993)
Keyence Corp. ............. Citibank NA (1,241,971) 02/24/27 (0.15)% 1D P TONA Monthly (72,296)
Keyera Corp. .............. Citibank NA (983,101) 02/24/28 (0.20)% 1D CORRA Monthly (1,045)
Kimberly-Clark Corp. ......... Citibank NA (1,679,302) 02/24/28 (0.15)% 1D OBFR01 Monthly (131,903)
Komatsu Ltd. .............. Citibank NA (793,813) 02/24/27 (0.25)% 1D P TONA Monthly 24,578
Koninklijke Ahold Delhaize NV ... Citibank NA (1,991,074) 02/24/27 (0.25)% 1D ESTR Monthly (57,263)
Koninklijke Ahold Delhaize NV ... Barclays Bank plc (295,121) 03/15/27 (0.10)% 1D ESTR Monthly (6,697)
Kose Holdings Corp. ......... Barclays Bank plc (147,487) 01/14/27 (0.20)% 1D P TONA Monthly 1,763
Kose Holdings Corp. ......... Citibank NA (1,647,466) 02/24/27 (0.25)% 1D P TONA Monthly 19,700
Kyowa Kirin Co. Ltd. .......... Citibank NA (1,850,776) 02/24/27 (0.15)% 1D P TONA Monthly (43,204)
LANXESS AG .............. JPMorgan Chase Bank NA (5,944,108) 02/11/27 (1.00)% 1D ESTR Monthly 6,697
Leidos Holdings, Inc. ......... Citibank NA (2,046,951) 02/24/28 (0.15)% 1D OBFR01 Monthly 18,442
Lennar Corp. ............... Citibank NA (1,276,624) 02/24/28 (0.15)% 1D OBFR01 Monthly (44,530)
Lennox International, Inc. ...... Merrill Lynch International & Co. (1,420,693) 02/15/28 (0.15)% 1D OBFR01 Monthly (126,272)
Li Auto, Inc. ............... Merrill Lynch International & Co. (1,915,655) 02/15/28 (0.30)% HONIA Monthly 345,491
Linde plc ................. Barclays Bank plc (1,705,143) 01/25/27 (0.15)% 1D OBFR01 Monthly (7,359)
Loblaw Cos. Ltd. ............ Citibank NA (1,886,033) 02/24/28 (0.20)% 1D CORRA Monthly (28,402)
Lottery Corp. Ltd. (The) ........ JPMorgan Chase Bank NA (3,034,531) 02/10/27 (0.25)% 1D AONIA Monthly (261,004)
Lotus Bakeries NV ........... Citibank NA (1,266,263) 02/24/27 (0.26)% 1D ESTR Monthly (60,066)
Lululemon Athletica, Inc. ....... JPMorgan Chase Bank NA (7,412,319) 02/09/27 (0.15)% 1D OBFR01 Monthly 127,521
Lululemon Athletica, Inc. ....... Citibank NA (2,836,067) 02/24/28 (0.15)% 1D OBFR01 Monthly (235,375)
Manulife Financial Corp. ....... Citibank NA (1,480,811) 02/24/28 (0.20)% 1D CORRA Monthly (11,688)
McDonald's Holdings Co. Japan Ltd. Barclays Bank plc (343,826) 01/14/27 (0.15)% 1D P TONA Monthly (10,404)
McDonald's Holdings Co. Japan Ltd. Merrill Lynch International & Co. (1,822,886) 03/15/28 (0.25)% 1D P TONA Monthly (17,269)
Mercari, Inc. ............... Merrill Lynch International & Co. (1,825,500) 03/15/28 0.00% 1D P TONA Monthly (175,467)
Meta Platforms, Inc. .......... JPMorgan Chase Bank NA (1,990,326) 02/09/27 (0.15)% 1D OBFR01 Monthly 75,140
Monolithic Power Systems, Inc. .. Merrill Lynch International & Co. (919,473) 02/15/28 0.00% 1D OBFR01 Monthly (48,179)
Moody's Corp. .............. Barclays Bank plc (1,699,854) 01/25/27 (0.10)% 1D OBFR01 Monthly (21,242)
Morgan Stanley ............. Citibank NA (3,224,678) 02/24/28 (0.15)% 1D OBFR01 Monthly 256,310
Mosaic Co. (The) ............ Merrill Lynch International & Co. (1,470,556) 02/15/28 (0.15)% 1D OBFR01 Monthly 86,849
MTR Corp. Ltd. ............. Merrill Lynch International & Co. (2,028,362) 02/15/28 (0.30)% HONIA Monthly 74,435
Nagoya Railroad Co., Ltd. ...... Merrill Lynch International & Co. (7,968,276) 03/15/28 (0.25)% 1D P TONA Monthly (117,855)
Nebius Group NV ........... Citibank NA (985,707) 02/24/28 (0.42)% 1D OBFR01 Monthly 19,112
Nexi SpA ................. Citibank NA (381,458) 02/24/27 (1.05)% 1D ESTR Monthly 5,360

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

Equity Swap Contracts (continued)
Reference Entity Counterparty Notional Amount
Termination
Date Spread Reference Rate
Payment
Frequency
Value/Unrealized
Appreciation
(Depreciation)
Nexi SpA ................. Merrill Lynch International & Co. USD (1,320,233) 02/15/28 (0.40)% 1D ESTR Monthly $ (19,388)
NIKE, Inc. ................. Merrill Lynch International & Co. (2,382,040) 02/15/28 0.00% 1D OBFR01 Monthly 218,705
Nippon Express Holdings, Inc. ... Citibank NA (1,106,300) 02/24/27 (0.15)% 1D P TONA Monthly 18,889
Nippon Steel Corp. ........... JPMorgan Chase Bank NA (2,694,884) 02/10/27 (0.25)% 1D P TONA Monthly 8,927
Nippon Steel Corp. ........... Merrill Lynch International & Co. (6,823,522) 03/15/28 (0.25)% 1D P TONA Monthly 424,867
Nokia OYJ ................ Barclays Bank plc (837,808) 03/15/27 (0.10)% 1D ESTR Monthly 18,964
Norsk Hydro ASA ............ Citibank NA (1,481,327) 02/24/27 (0.24)% NOWA Monthly 106,817
Northern Star Resources Ltd. .... JPMorgan Chase Bank NA (1,414,079) 02/10/27 (0.15)% 1D AONIA Monthly 10,674
Obara Group, Inc. ........... Merrill Lynch International & Co. (5,395,803) 03/15/28 0.00% 1D P TONA Monthly (137,094)
Omnicom Group, Inc. ......... Merrill Lynch International & Co. (1,689,002) 02/15/28 0.00% 1D OBFR01 Monthly 72,176
Omron Corp. ............... Merrill Lynch International & Co. (1,228,039) 03/15/28 (0.25)% 1D P TONA Monthly (11,563)
Open House Group Co. Ltd. .... Merrill Lynch International & Co. (1,143,558) 03/15/28 (0.25)% 1D P TONA Monthly 26,098
Oriental Land Co. Ltd. ........ Barclays Bank plc (1,605,322) 01/14/27 (0.20)% 1D P TONA Monthly (92,594)
OSG Corp. ................ Merrill Lynch International & Co. (2,012,517) 03/15/28 0.00% 1D P TONA Monthly (102,368)
Oversea-Chinese Banking Corp. Ltd. Merrill Lynch International & Co. (1,838,596) 02/15/28 (0.30)% 1D OBFR01 Monthly (67,039)
Pagaya Technologies Ltd. ...... Barclays Bank plc (11,485,210) 01/25/27 (0.50)% 1D OBFR01 Monthly (2,405,121)
Pagaya Technologies Ltd. ...... JPMorgan Chase Bank NA (3,137,030) 02/09/27 (0.51)% 1D OBFR01 Monthly (609,750)
Panasonic Holdings Corp. ...... Citibank NA (897,199) 02/24/27 (0.15)% 1D P TONA Monthly (50,896)
PayPal Holdings, Inc. ......... Citibank NA (1,862,980) 02/24/28 (0.09)% 1D OBFR01 Monthly (32,622)
Pernod Ricard SA ........... JPMorgan Chase Bank NA (4,925,537) 02/11/27 (0.26)% 1D ESTR Monthly (17,233)
Pfizer, Inc. ................ Citibank NA (1,615,152) 02/24/28 (0.15)% 1D OBFR01 Monthly 64,400
Ping An Insurance Group Co. of
China Ltd. .............. Merrill Lynch International & Co. (40,864,286) 02/15/28 0.00% HONIA Monthly 4,547,234
Pirelli & C SpA .............. Citibank NA (3,810,131) 02/24/27 (0.17)% 1D ESTR Monthly (118,211)
Pirelli & C SpA .............. Barclays Bank plc (356,092) 03/15/27 (0.26)% 1D ESTR Monthly (11,220)
Planet Fitness, Inc. .......... JPMorgan Chase Bank NA (3,980,977) 02/09/27 (0.15)% 1D OBFR01 Monthly (140,610)
Public Storage .............. Citibank NA (4,258,926) 02/24/28 (0.15)% 1D OBFR01 Monthly 25,403
Quanta Computer, Inc. ........ JPMorgan Chase Bank NA (1,528,959) 02/11/27 (6.00)% 1D OBFR01 Monthly 36,670
Quanta Services, Inc. ......... Citibank NA (1,998,378) 02/24/28 (0.15)% 1D OBFR01 Monthly 54,270
Ramsay Health Care Ltd. ...... JPMorgan Chase Bank NA (914,419) 02/10/27 0.00% 1D AONIA Monthly 1,193
Realtek Semiconductor Corp. ... JPMorgan Chase Bank NA (925,971) 02/11/27 (1.36)% 1D OBFR01 Monthly (323,964)
Realty Income Corp. .......... Citibank NA (2,126,358) 02/24/28 (0.15)% 1D OBFR01 Monthly (48,438)
Recruit Holdings Co. Ltd. ...... Barclays Bank plc (1,408,418) 01/14/27 (0.15)% 1D P TONA Monthly (24,909)
Regency Centers Corp. ....... Citibank NA (2,382,688) 02/24/28 (0.15)% 1D OBFR01 Monthly (73,304)
Renault SA ................ Citibank NA (1,067,747) 02/24/27 (0.26)% 1D ESTR Monthly 102,505
Renault SA ................ Barclays Bank plc (1,403,248) 03/15/27 (0.10)% 1D ESTR Monthly 116,258
Rentokil Initial plc ............ Barclays Bank plc (2,124,916) 03/26/27 (0.10)% 1D SONIA Monthly 3,108
RH ..................... JPMorgan Chase Bank NA (3,997,763) 02/09/27 (0.15)% 1D OBFR01 Monthly (367,747)
Ricoh Co. Ltd. .............. Merrill Lynch International & Co. (1,255,540) 03/15/28 (0.25)% 1D P TONA Monthly 41,865
Rightmove plc .............. Citibank NA (1,444,092) 02/24/27 (0.25)% 1D SONIA Monthly (52,094)
Rightmove plc .............. Barclays Bank plc (320,311) 03/26/27 0.05% 1D SONIA Monthly (11,852)
Rocket Cos., Inc. ............ Citibank NA (755,044) 02/24/28 (0.15)% 1D OBFR01 Monthly (136,406)
ROCKWOOL A/S ............ Merrill Lynch International & Co. (1,551,671) 02/15/28 (0.26)% 1W CIBOR Monthly 44,199
RTL Group SA .............. Citibank NA (552,538) 02/24/27 (0.95)% 1D ESTR Monthly 4,097
Salmar ASA ............... Merrill Lynch International & Co. (1,493,766) 02/15/28 (0.26)% NOWA Monthly 202,044
Sapporo Breweries Ltd. ....... Citibank NA (2,605,200) 02/24/27 (0.25)% 1D P TONA Monthly (202,497)
Sartorius Stedim Biotech ....... Merrill Lynch International & Co. (1,142,978) 02/15/28 0.00% 1D ESTR Monthly (38,935)
Schroders plc .............. Citibank NA (1,286,400) 02/24/27 (0.24)% 1D SONIA Monthly (3,601)
Schroders plc .............. Merrill Lynch International & Co. (356,024) 02/15/28 (0.25)% 1D SONIA Monthly (2,526)
Scout24 SE ............... Citibank NA (1,775,964) 02/24/27 (0.14)% 1D ESTR Monthly 13,291
Seibu Holdings, Inc. .......... Merrill Lynch International & Co. (873,000) 03/15/28 (0.25)% 1D P TONA Monthly 1,254
Sembcorp Industries Ltd. ...... JPMorgan Chase Bank NA (1,603,145) 02/10/27 (0.84)% 1D OBFR01 Monthly (69,195)
Shandong Gold Mining Co. Ltd. .. Merrill Lynch International & Co. (1,075,716) 02/15/28 0.00% HONIA Monthly 288,908
Shimano, Inc. .............. Barclays Bank plc (1,188,832) 01/14/27 (0.20)% 1D P TONA Monthly (5,764)
Shimizu Corp. .............. Merrill Lynch International & Co. (1,348,043) 03/15/28 0.00% 1D P TONA Monthly 55,821
Shin-Etsu Chemical Co. Ltd. .... Citibank NA (1,078,795) 02/24/27 (0.18)% 1D P TONA Monthly 32,647
Sigma Foods SAB de CV ...... Merrill Lynch International & Co. (1,136,212) 02/15/28 0.00% TIIEFONDEO Monthly (16,894)
Sigma Healthcare Ltd. ........ JPMorgan Chase Bank NA (1,540,401) 02/10/27 (0.25)% 1D AONIA Monthly 90,073
Sino Land Co. Ltd. ........... Merrill Lynch International & Co. (869,370) 02/15/28 0.00% HONIA Monthly 69,803
Sodexo SA ................ Merrill Lynch International & Co. (2,071,182) 02/15/28 (0.26)% 1D ESTR Monthly (11,086)
Sonic Healthcare Ltd. ......... JPMorgan Chase Bank NA (1,322,787) 02/10/27 (0.25)% 1D AONIA Monthly (68,797)
Standard Bank Group Ltd. ...... Merrill Lynch International & Co. (1,807,057) 02/15/28 (0.35)% 1M JIBAR Monthly 831

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Strategic Income Opportunities Portfolio

Equity Swap Contracts (continued)
Reference Entity Counterparty Notional Amount
Termination
Date Spread Reference Rate
Payment
Frequency
Value/Unrealized
Appreciation
(Depreciation)
State Street SPDR Bloomberg High
Yield Bond ETF ........... Merrill Lynch International & Co. USD (920,229) 02/15/28 (0.25)% 1D OBFR01 Monthly $ 763
State Street SPDR S&P Retail ETF Barclays Bank plc (14,707,720) 01/25/27 (2.00)% 1D OBFR01 Monthly (383,560)
Stellantis NV ............... JPMorgan Chase Bank NA (6,936,043) 02/11/27 (0.26)% 1D ESTR Monthly 880,981
STMicroelectronics NV ........ Citibank NA (950,502) 02/24/27 (0.26)% 1D ESTR Monthly 61,807
STMicroelectronics NV ........ Barclays Bank plc (946,414) 03/15/27 (0.10)% 1D ESTR Monthly 58,762
Subaru Corp. .............. Citibank NA (1,015,317) 02/24/27 (0.15)% 1D P TONA Monthly 20,457
Sumitomo Forestry Co. Ltd. ..... Citibank NA (1,198,591) 02/24/27 (0.25)% 1D P TONA Monthly (40,319)
Sumitomo Mitsui Financial Group,
Inc. ................... Citibank NA (1,318,731) 02/24/27 (0.17)% 1D P TONA Monthly 33,002
Sumitomo Mitsui Financial Group,
Inc. ................... Merrill Lynch International & Co. (1,792,340) 03/15/28 (0.15)% 1D P TONA Monthly 40,142
Sun Life Financial, Inc. ........ Merrill Lynch International & Co. (1,934,141) 02/15/28 (0.20)% CABROVER Monthly (75,773)
Super Micro Computer, Inc. ..... Citibank NA (886,500) 02/24/28 (0.15)% 1D OBFR01 Monthly 153,250
Suzano SA ................ Merrill Lynch International & Co. (1,082,600) 02/15/28 (0.76)% 1D OBFR01 Monthly 93,963
Swiss Prime Site AG (Registered) . Citibank NA (1,596,474) 02/24/27 (0.25)% SSARON Monthly (2,655)
Swisscom AG (Registered) ..... Merrill Lynch International & Co. (4,650,445) 02/15/28 0.00% SSARON Monthly 176,754
Syensqo SA ............... Citibank NA (1,243,325) 02/24/27 (0.26)% 1D ESTR Monthly 30,762
Sysmex Corp. .............. Merrill Lynch International & Co. (1,440,635) 03/15/28 (0.25)% 1D P TONA Monthly (41,891)
Taiwan Mobile Co. Ltd. ........ JPMorgan Chase Bank NA (1,950,153) 02/11/27 (0.56)% 1D OBFR01 Monthly (4,625)
Taiyo Yuden Co. Ltd. ......... Merrill Lynch International & Co. (27,193,891) 03/15/28 (0.25)% 1D P TONA Monthly (1,962,695)
Take-Two Interactive Software, Inc. Citibank NA (1,533,248) 02/24/28 (0.15)% 1D OBFR01 Monthly (66,624)
Target Corp. ............... Citibank NA (2,108,089) 02/24/28 (0.15)% 1D OBFR01 Monthly (7,793)
Technology One Ltd. ......... JPMorgan Chase Bank NA (1,424,954) 02/10/27 (0.25)% 1D AONIA Monthly 116,096
Telecom Italia SpA ........... Citibank NA (1,109,447) 02/24/27 (0.26)% 1D ESTR Monthly (27,797)
Tema Space Innovators ETF .... Barclays Bank plc (20,964,758) 01/25/27 (4.00)% 1D OBFR01 Monthly (301,242)
Tesco plc ................. Citibank NA (985,344) 02/24/27 (0.25)% 1D SONIA Monthly (22,341)
Tesco plc ................. Barclays Bank plc (872,240) 03/26/27 (0.10)% 1D SONIA Monthly (21,448)
TKO Group Holdings, Inc. ...... Merrill Lynch International & Co. (865,117) 02/15/28 (0.15)% 1D OBFR01 Monthly (516)
TOPPAN Holdings, Inc. ........ Barclays Bank plc (1,404,598) 01/14/27 (0.20)% 1D P TONA Monthly (34,937)
TOPPAN Holdings, Inc. ........ Merrill Lynch International & Co. (303,321) 03/15/28 (0.15)% 1D P TONA Monthly (51,806)
Toromont Industries Ltd. ....... Merrill Lynch International & Co. (1,836,561) 02/15/28 (0.20)% CABROVER Monthly (186,077)
Trade Desk, Inc. (The) ........ Citibank NA (888,386) 02/24/28 (0.15)% 1D OBFR01 Monthly (2,958)
Trimble, Inc. ............... Citibank NA (1,462,131) 02/24/28 (0.15)% 1D OBFR01 Monthly (57,915)
Trip.com Group Ltd. .......... Merrill Lynch International & Co. (1,017,507) 02/15/28 (0.30)% HONIA Monthly (4,331)
Tsumura & Co. ............. Merrill Lynch International & Co. (637,254) 03/15/28 0.00% 1D P TONA Monthly (1,591)
UBS Group AG (Registered) .... Citibank NA (1,801,105) 02/24/27 (0.10)% SSARON Monthly 56,553
UDR, Inc. ................. Citibank NA (1,668,108) 02/24/28 (0.15)% 1D OBFR01 Monthly (96,356)
United Rentals, Inc. .......... Merrill Lynch International & Co. (1,192,411) 02/15/28 (0.15)% 1D OBFR01 Monthly (53,768)
US Bancorp ............... Merrill Lynch International & Co. (2,467,633) 02/15/28 (0.15)% 1D OBFR01 Monthly (111,447)
Valmet OYJ ............... Barclays Bank plc (137,602) 03/15/27 (0.26)% 1D ESTR Monthly (88)
Valmet OYJ ............... Merrill Lynch International & Co. (1,722,200) 02/15/28 (0.26)% 1D ESTR Monthly 94,075
Vanguard Intermediate-Term
Corporate Bond ETF ....... JPMorgan Chase Bank NA (151,470,364) 02/09/27 (0.76)% 1D OBFR01 Monthly (1,387,092)
Vanguard Short-Term Corporate
Bond ETF ............... Barclays Bank plc (141,786,000) 01/25/27 (0.63)% 1D OBFR01 Monthly (468,000)
Verisk Analytics, Inc. .......... Citibank NA (1,047,738) 02/24/28 (0.15)% 1D OBFR01 Monthly (65,348)
Visional, Inc. ............... Citibank NA (940,441) 02/24/27 (0.16)% 1D P TONA Monthly (110,548)
Volkswagen AG (Preference) .... Citibank NA (2,889,920) 02/24/27 (0.12)% 1D ESTR Monthly 362,948
Volkswagen AG (Preference) .... Barclays Bank plc (223,146) 03/15/27 (0.26)% 1D ESTR Monthly 22,593
Vonovia SE ................ JPMorgan Chase Bank NA (5,225,244) 02/11/27 (0.10)% 1D ESTR Monthly (286,658)
Wesfarmers Ltd. ............ JPMorgan Chase Bank NA (1,585,442) 02/10/27 (0.15)% 1D AONIA Monthly (191,923)
Westinghouse Air Brake
Technologies Corp. ........ Merrill Lynch International & Co. (3,964,743) 02/15/28 0.00% 1D OBFR01 Monthly 1,623
Wharf Real Estate Investment Co.
Ltd. ................... Merrill Lynch International & Co. (1,064,374) 02/15/28 (0.30)% HONIA Monthly 51,177
Whirlpool Corp. ............. Citibank NA (6,092,881) 02/24/28 (0.15)% 1D OBFR01 Monthly (450,878)
Willis Towers Watson plc ....... Citibank NA (1,517,820) 02/24/28 (0.15)% 1D OBFR01 Monthly (50,400)
Wolters Kluwer NV ........... Barclays Bank plc (1,299,570) 03/15/27 (0.10)% 1D ESTR Monthly (90)
WSP Global, Inc. ............ Citibank NA (1,550,981) 02/24/28 (0.20)% 1D CORRA Monthly (11,304)
WuXi AppTec Co. Ltd. ......... JPMorgan Chase Bank NA (2,520,763) 02/10/27 (0.75)% HONIA Monthly (687,979)
Wynn Macau Ltd. ............ Merrill Lynch International & Co. (1,339,587) 02/15/28 (0.85)% HONIA Monthly 77,509
Xcel Energy, Inc. ............ Merrill Lynch International & Co. (1,736,583) 02/15/28 0.00% 1D OBFR01 Monthly 34,223

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

Equity Swap Contracts (continued)
Reference Entity Counterparty Notional Amount
Termination
Date Spread Reference Rate
Payment
Frequency
Value/Unrealized
Appreciation
(Depreciation)
Xero Ltd. ................. JPMorgan Chase Bank NA USD (2,601,473) 02/10/27 (0.25)% 1D AONIA Monthly $ 183,370
Xero Ltd. ................. Merrill Lynch International & Co. (25,430) 02/15/28 (0.15)% 1D AONIA Monthly 294
Yakult Honsha Co. Ltd. ........ Citibank NA (1,302,533) 02/24/27 (0.25)% 1D P TONA Monthly (14,382)
Yokohama Rubber Co. Ltd. (The) . Citibank NA (1,186,905) 02/24/27 (0.15)% 1D P TONA Monthly 54,739
Zensho Holdings Co. Ltd. ...... Citibank NA (1,716,714) 02/24/27 (0.25)% 1D P TONA Monthly (125,350)
Zimmer Biomet Holdings, Inc. ... Citibank NA (1,097,334) 02/24/28 (0.15)% 1D OBFR01 Monthly 12,600
ZOZO, Inc. ................ Citibank NA (1,527,581) 02/24/27 (0.23)% 1D P TONA Monthly (32,026)
ZTO Express Cayman, Inc. ..... JPMorgan Chase Bank NA (8,629,329) 02/10/27 (0.40)% HONIA Monthly 12,299
      Total short positions of equity swaps (7,182,060)
Total long and short position of equity swaps (10,510,512)
Net dividends and financing fees (3,607,205)
Total equity swap contracts including dividends and financing fees $ (14,117,717)
(a)
The Fund receives the total return on a reference entity and pays a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying position.
(b)
The Fund pays the total return on a reference entity and receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying position.
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day BZDIOVER ..................................... Overnight Brazil CETIP — Interbank Rate 0 .05%
1-day CLICP ......................................... Chile Indice de Camara Promedio Interbank Overnight Index 0 .05
1-day ESTR ......................................... Euro Short-Term Rate 2 .18
1-day IBR ........................................... Colombian Reference Banking Indicator 10 .54
1-day MIBOR ........................................ Mumbai Interbank Offered Rate 5 .50
1-day SOFR ......................................... Secured Overnight Financing Rate 3 .63
1-day SONIA ......................................... Sterling Overnight Index Average 3 .73
1-day SORA ......................................... Singapore Overnight Rate Average 1 .19
1-day THOR ......................................... Thailand Overnight Repo Rate ON 0 .99
1-day TIIEOIS ........................................ Mexico Interbank TIIE 1-day 6 .63
1-day TONAR ........................................ Tokyo Overnight Average Rate 0 .98
1-week CNREPOFIX_CFXS .............................. China Fixing Repo Rates 1 .54
3-mo. CD_KSDA ...................................... Certificates of Deposit by the Korean Securities Dealers Association 2 .92
3-mo. HIBOR ........................................ Hong Kong Interbank Offered Rate 2 .97
3-mo. JIBAR ......................................... Johannesburg Interbank Average Rate 6 .99
3-mo. KLIBOR ........................................ Kuala Lumpur Interbank Offered Rate 3 .45
3-mo. TWCPBA ....................................... Taiwan Secondary Markets Bills Rate 1 .68
3-mo. WIBOR ........................................ Warsaw Interbank Offered Rate 3 .75
6-mo. BUBOR ........................................ Budapest Interbank Offered Rate 5 .62
6-mo. EURIBOR ...................................... Euro Interbank Offered Rate 2 .57
6-mo. PRIBOR ....................................... Prague Interbank Offered Rate 3 .89
6-mo. WIBOR ........................................ Warsaw Interbank Offered Rate 3 .80
Balances Reported in the Consolidated Statements of Assets and Liabilities for Centrally Cleared Swaps, OTC Swaps and Options Written
Description
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation Value
Centrally Cleared Swaps
(a)
............................................ $ 31,507,743 $ (77,189,451) $ 348,134,621 $ (312,097,588) $ —
OTC Swaps ..................................................... 59,244,169 (10,136,133) 53,430,893 (120,007,382) —
Options Written ................................................... N/A N/A 38,490,301 (37,134,911) (220,779,005)
(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Consolidated Schedule of Investments. Only current day’s variation margin is reported within the Consolidated Statements of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Strategic Income Opportunities Portfolio

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Consolidated Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ 154,530 $ — $ 2,100,052 $ — $ 31,208,290 $ — $ 33,462,872
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency
exchange contracts ...................... — — — 386,017,805 — — 386,017,805
Options purchased
(b)
Investments at value — unaffiliated
(c)
............ — 804,778 28,255,986 22,401,119 41,482,452 794,309
(d)
93,738,644
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps
(a)
. — 26,356,295 — — 321,176,025 602,301 348,134,621
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums
paid ................................ — 74,125,205 30,679,109 — 7,870,748 — 112,675,062
$ 154,530 $ 101,286,278 $ 61,035,147 $ 408,418,924 $ 401,737,515 $ 1,396,610 $ 974,029,004
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
...... $ — $ — $ 10,085,912 $ — $ 77,388,098 $ — $ 87,474,010
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency
exchange contracts ...................... — — — 72,616,157 — — 72,616,157
Options written
(b)
Options written at value ..................... — 1,192,233 15,331,574 12,790,893 191,464,305 — 220,779,005
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps
(a)
. — 24,659,575 — — 286,984,282 453,731 312,097,588
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums
received ............................. — 21,194,368 45,548,154 — 63,400,993 — 130,143,515
$ — $ 47,046,176 $ 70,965,640 $ 85,407,050 $ 619,237,678 $ 453,731 $ 823,110,275
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Consolidated Schedule of Investments. In the Consolidated
Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
(b)
Includes forward settling swaptions.
(c)
Includes options purchased at value as reported in the Consolidated Schedule of Investments.
(d)
Includes dual binary options at value.
For the period ended June 30, 2026, the effect of derivative financial instruments in the Consolidated Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures c ontracts ....................... $ (11,378,005) $ — $ (58,044,917) $ — $ 152,789,751 $ — $ 83,366,829
Forward foreign currency exchange contracts .... — — — 206,565,786 — — 206,565,786
Options purchased
(a)
..................... (909,336) (7,438,886) 22,842,549 (39,170,539) 4,572,110 (693,838) (20,797,940)
Options written ........................ 42,779 7,240,234 31,750,594 68,783,503 8,410,430 — 116,227,540
Swaps .............................. — 18,485,259 (30,285,527) — (18,097,225) 816,152 (29,081,341)
$ (12,244,562) $ 18,286,607 $ (33,737,301) $ 236,178,750 $ 147,675,066 $ 122,314 $ 356,280,874
Net Change in Unrealized Appreciation
(Depreciation) on
Futures c ontracts ....................... $ 1,619,513 $ — $ (12,554,921) $ — $ (60,601,760) $ — $ (71,537,168)
Forward foreign currency exchange contracts .... — — — 310,381,002 — — 310,381,002
Options purchased
(b)
..................... 396,315 2,520,183 4,194,121 (4,387,584) (6,441,588) (585,581) (4,304,134)
Options written ........................ — (1,105,238) (8,149,008) 1,888,897 (1,303,553) — (8,668,902)
Swaps .............................. — 5,820,072 (12,008,549) — (225,588,917) (74,223) (231,851,617)
$ 2,015,828 $ 7,235,017 $ (28,518,357) $ 307,882,315 $ (293,935,818) $ (659,804) $ (5,980,819)
(a)
Options purchased are included in net realized gain (loss) from investments — unaffiliated.
(b)
Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Consolidated Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 11,579,254,811
Average notional value of contracts — short ................................................................................. 15,310,080,770
Forward foreign currency exchange contracts
Average amounts purchased — in USD .................................................................................... 22,487,734,742
Average amounts sold — in USD ........................................................................................ 6,577,605,787
Options
Average value of option contracts purchased ................................................................................ 46,472,439
Average value of option contracts written ................................................................................... 51,619,741
Average notional value of swaption contracts purchased ......................................................................... 5,372,573,671
Average notional value of swaption contracts written ........................................................................... 20,718,856,615
Structured options
Average notional value ............................................................................................... 7,760,059
Credit default swaps
Average notional value — buy protection ................................................................................... 2,512,963,484
Average notional value — sell protection ................................................................................... 1,850,985,875
Interest rate swaps
Average notional value — pays fixed rate ................................................................................... 11,623,330,663
Average notional value — receives fixed rate ................................................................................ 29,620,895,887
Inflation swaps
Average notional value — pays fixed rate ................................................................................... 88,180,000
Average notional value — receives fixed rate ................................................................................ 123,122,186
Equity swaps
Average notional value — long .......................................................................................... 492,895,094
Average notional value — short ......................................................................................... 1,147,852,251
Total return swaps
Average notional value ............................................................................................... 1,162,561,682
The Fund's derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments $ (21,879,524)
Futures contracts .................................................................................... $ 32,382,467 $ 9,961,372
Forward f oreign currency exchange contracts ................................................................. 386,017,805 72,616,157
Options
(a) (b)
........................................................................................ 93,738,644 220,779,005
Swaps — centrally cleared .............................................................................. — 23,635,324
Swaps — OTC
(c)
..................................................................................... 112,675,062 126,536,310
Total derivative assets and liabilities in the Consolidated Statements of Assets and Liabilities ...................................
$ 624,813,978 $ 453,528,168
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") ........................................
(60,496,497) (50,527,811)
Total derivative assets and liabilities subject to an MNA ............................................................
$ 564,317,481 $ 403,000,357
(a)
Includes options purchased at value which is included in Investments at value – unaffiliated in the Consolidated Statements of Assets and Liabilities and reported in the Consolidated Schedule of Investments.
(b)
Includes forward settling swaptions.
(c)
Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/(received) in the Consolidated Statements of Assets and Liabilities.

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Strategic Income Opportunities Portfolio

The following tables present the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty
Derivative
Assets
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Received
(b)
Cash
Collateral
Received
(b)
Net Amount
of Derivative
Assets
(c)(d)
ANZ Banking Group Ltd. ............................ $ 59,028 $ — $ — $ — $ 59,028
Bank of America NA ............................... 18,602,654 (18,602,654) — — —
Bank of Montreal ................................. 13,323 (7,604) — — 5,719
Barclays Bank plc ................................ 23,468,522 (18,359,501) (5,109,021) — —
BNP Paribas SA ................................. 125,343,508 (22,836,800) — (18,790,000) 83,716,708
Canadian Imperial Bank of Commerce .................. 919,782 (12,587) — — 907,195
Citibank NA ..................................... 33,279,734 (31,767,360) — — 1,512,374
Citigroup Global Markets, Inc. ........................ 1,113,621 — — (1,112,511) 1,110
Commonwealth Bank of Australia ...................... 45,180 (45,180) — — —
Credit Agricole Corporate & Investment Bank SA ............ 2,240,381 (190,985) — (2,049,396) —
Deutsche Bank AG ................................ 86,858,978 (25,525,827) — (10,700,000) 50,633,151
Goldman Sachs International ......................... 16,935,506 (16,935,506) — — —
HSBC Bank plc .................................. 22,889,533 (11,848,046) — — 11,041,487
JPMorgan Chase Bank NA .......................... 36,040,116 (36,040,116) — — —
Merrill Lynch International & Co. ....................... 13,888,534 (9,951,452) — — 3,937,082
Morgan Stanley & Co. International plc .................. 18,268,800 (18,268,800) — — —
Natwest Markets plc ............................... 2,048,196 (1,150,326) — — 897,870
Nomura International plc ............................ 9,660,823 (5,757,574) — (3,903,249) —
Royal Bank of Canada ............................. 812,348 (51,409) (760,939) — —
Societe Generale SA .............................. 52,865 (52,865) — — —
Standard Chartered Bank ........................... 1,190,207 (868,952) — (321,255) —
State Street Bank and Trust Co. ....................... 1,920,070 (1,920,070) — — —
Toronto Dominion Bank ............................. 27,315,294 (1,351) — — 27,313,943
UBS AG ....................................... 840,843 (840,843) — — —
Wells Fargo Bank NA .............................. 120,494,224 (16,785,501) — — 103,708,723
Westpac Banking Corp. ............................ 15,411 — — — 15,411
$ 564,317,481 $ (237,821,309) $ (5,869,960) $ (36,876,411) $ 283,749,801
Counterparty
Derivative
Liabilities
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Pledged
(b)
Cash
Collateral
Pledged
(b)
Net Amount of
Derivative
Liabilities
(c)(e)
Bank of America NA ............................... $ 75,365,419 $ (18,602,654) $ (30,565,766) $ (26,196,999) $ —
Bank of Montreal ................................. 7,604 (7,604) — — —
Barclays Bank plc ................................ 18,359,501 (18,359,501) — — —
BNP Paribas SA ................................. 22,836,800 (22,836,800) — — —
Canadian Imperial Bank of Commerce .................. 12,587 (12,587) — — —
Citibank NA ..................................... 31,767,360 (31,767,360) — — —
Commonwealth Bank of Australia ...................... 228,969 (45,180) — — 183,789
Credit Agricole Corporate & Investment Bank SA ............ 190,985 (190,985) — — —
Deutsche Bank AG ................................ 25,525,827 (25,525,827) — — —
Goldman Sachs International ......................... 51,347,525 (16,935,506) — (24,887,787) 9,524,232
HSBC Bank plc .................................. 11,848,046 (11,848,046) — — —
JPMorgan Chase Bank NA .......................... 46,339,028 (36,040,116) (9,748,607) — 550,305
JPMorgan Securities LLC ........................... 772,646 — (772,646) — —
Merrill Lynch International & Co. ....................... 9,951,452 (9,951,452) — — —
Morgan Stanley & Co. International plc .................. 77,273,013 (18,268,800) (52,243,213) (6,761,000) —
Natwest Markets plc ............................... 1,150,326 (1,150,326) — — —
Nomura International plc ............................ 5,757,574 (5,757,574) — — —
Royal Bank of Canada ............................. 51,409 (51,409) — — —
Societe Generale SA .............................. 705,945 (52,865) (279,996) — 373,084
Standard Chartered Bank ........................... 868,952 (868,952) — — —
State Street Bank and Trust Co. ....................... 2,764,475 (1,920,070) — — 844,405
Toronto Dominion Bank ............................. 1,351 (1,351) — — —
UBS AG ....................................... 3,088,062 (840,843) — — 2,247,219
Wells Fargo Bank NA .............................. 16,785,501 (16,785,501) — — —
$ 403,000,357 $ (237,821,309) $ (93,610,228) $ (57,845,786) $ 13,723,034

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Consolidated Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Consolidated Schedule of Investments above.
(a)
The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)
Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)
Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(d)
Net amount represents the net amount receivable from the counterparty in the event of default.
(e)
Net amount represents the net amount payable due to the counterparty in the event of default. Net amount may be offset further by the options receivable/payable on the Consolidated
Statements of Assets and Liabilities.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities
Australia ............................................. $ — $ 105,547,692 $ — $ 105,547,692
Bermuda ............................................. — 56,562,407 — 56,562,407
Canada ............................................. — 18,751,877 — 18,751,877
Cayman Islands ........................................ — 2,660,316,906 1 2,660,316,907
France .............................................. — 34,983,443 — 34,983,443
Germany ............................................ — 1,846,810 — 1,846,810
Ireland .............................................. — 692,906,960 — 692,906,960
Italy ................................................ — 108,900,212 — 108,900,212
Jersey, Channel Islands ................................... — 168,297,901 — 168,297,901
Luxembourg .......................................... — 134,592,972 — 134,592,972
Netherlands ........................................... — 65,699,048 — 65,699,048
Portugal ............................................. — 33,001,392 — 33,001,392
Spain ............................................... — 63,154,939 — 63,154,939
Switzerland ........................................... — 483,879 — 483,879
United Kingdom ........................................ — 326,810,125 52,917,794 379,727,919
United States .......................................... — 3,444,209,726 167,041,305 3,611,251,031
Common Stocks
Argentina ............................................ 3,616,957 — — 3,616,957
Austria .............................................. — 664,329 — 664,329
Belgium ............................................. — 1,514,916 — 1,514,916
Brazil ............................................... 9,297,528 4,857,827 — 14,155,355
Canada ............................................. 21,287,986 — — 21,287,986
Chile ............................................... — — 1,242,585 1,242,585
China ............................................... 6,470,053 16,691,465 — 23,161,518
Czech Republic ........................................ 560,370 896,316 — 1,456,686
Egypt ............................................... — 7,623,435 — 7,623,435
France .............................................. — 15,016,447 — 15,016,447
Georgia ............................................. — 3,490,904 — 3,490,904
Germany ............................................ 242,006 21,810,512 129 22,052,647
Greece .............................................. — 2,237,206 — 2,237,206
Hungary ............................................. — 4,179,785 — 4,179,785
India ............................................... 4,683,622 10,487,752 — 15,171,374
Indonesia ............................................ — 2,876,392 — 2,876,392
Israel ............................................... 2,519,859 — 17,554 2,537,413
Italy ................................................ — 16,097,301 — 16,097,301
Japan ............................................... 2,116,094 8,261,870 — 10,377,964
Kazakhstan ........................................... 4,558,304 5,792,686 — 10,350,990
Luxembourg .......................................... — 2,707,922 — 2,707,922
Mexico .............................................. 7,136,986 — — 7,136,986
Philippines ........................................... — 2,298,549 — 2,298,549
Poland .............................................. — 7,908,662 — 7,908,662
Republic of Turkiye ...................................... 1,944,275 1,347,891 — 3,292,166
Romania ............................................. 1,363,052 — — 1,363,052
South Africa ........................................... 2,412,524 — — 2,412,524
South Korea .......................................... — 9,628,236 — 9,628,236
Spain ............................................... — 7,431,006 — 7,431,006
Sweden ............................................. — 1,704,549 — 1,704,549

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Strategic Income Opportunities Portfolio

Level 1 Level 2 Level 3 Total
Taiwan .............................................. $ — $ 12,084,660 $ — $ 12,084,660
Thailand ............................................. — 7,737,388 — 7,737,388
United Kingdom ........................................ 6,124,909 20,065,449 24,094,076 50,284,434
United States .......................................... 681,658,589 410,973,343 291,150,242 1,383,782,174
Corporate Bonds
Angola .............................................. — 20,473,528 — 20,473,528
Argentina ............................................ — 9,704,264 — 9,704,264
Australia ............................................. — 246,027,840 46,705,972 292,733,812
Austria .............................................. — 9,771,286 — 9,771,286
Belgium ............................................. — 39,792,006 — 39,792,006
Brazil ............................................... — 151,266,150 — 151,266,150
Canada ............................................. — 201,730,122 — 201,730,122
Chile ............................................... — 72,495,365 — 72,495,365
China ............................................... — 311,698,297 — 311,698,297
Colombia ............................................ — 52,450,496 — 52,450,496
Cyprus .............................................. — 12,840,598 — 12,840,598
Czech Republic ........................................ — 65,845,940 — 65,845,940
Denmark ............................................. — 88,392,933 — 88,392,933
Finland .............................................. — 38,478,135 — 38,478,135
France .............................................. — 1,012,869,470 17,183,027 1,030,052,497
Germany ............................................ — 696,679,636 25,346,785 722,026,421
Ghana .............................................. — 2,653,514 — 2,653,514
Greece .............................................. — 21,765,298 — 21,765,298
Hong Kong ........................................... — 135,472,108 — 135,472,108
India ............................................... — 327,458,108 11,052,034 338,510,142
Indonesia ............................................ — 70,957,004 — 70,957,004
Ireland .............................................. — 55,910,310 — 55,910,310
Israel ............................................... — 24,021,460 — 24,021,460
Italy ................................................ — 421,345,873 38,632,883 459,978,756
Jamaica ............................................. — — 150,620 150,620
Japan ............................................... — 325,483,120 — 325,483,120
Jersey, Channel Islands ................................... — 57,456,369 — 57,456,369
Jordan .............................................. — 2,833,153 — 2,833,153
Kazakhstan ........................................... — 13,468,616 — 13,468,616
Kuwait .............................................. — 518,781 — 518,781
Luxembourg .......................................... — 253,465,994 — 253,465,994
Macau .............................................. — 77,121,822 — 77,121,822
Malaysia ............................................. — 11,622,055 — 11,622,055
Mauritius ............................................. — — 111,791,009 111,791,009
Mexico .............................................. — 16,083,942 — 16,083,942
Mongolia ............................................. — 7,841,550 — 7,841,550
Netherlands ........................................... — 285,174,723 27,765,845 312,940,568
New Zealand .......................................... — 5,672,721 — 5,672,721
Nigeria .............................................. — 7,009,408 — 7,009,408
Norway .............................................. — 19,905,141 — 19,905,141
Panama ............................................. — 1,728,171 — 1,728,171
Peru ................................................ — 2,015,691 — 2,015,691
Philippines ........................................... — 37,198,131 — 37,198,131
Portugal ............................................. — 74,663,453 — 74,663,453
Qatar ............................................... — 9,960,200 — 9,960,200
Republic of Turkiye ...................................... — 41,054,625 — 41,054,625
Saudi Arabia .......................................... — 43,895,865 — 43,895,865
Singapore ............................................ — 41,565,183 14,580,734 56,145,917
Slovenia ............................................. — 9,374,297 — 9,374,297
South Africa ........................................... — 13,607,815 — 13,607,815
South Korea .......................................... — 43,997,871 — 43,997,871
Spain ............................................... — 111,712,616 — 111,712,616
Sweden ............................................. — 45,475,440 — 45,475,440
Switzerland ........................................... — 146,822,539 — 146,822,539
Taiwan .............................................. — 25,361,100 — 25,361,100
Thailand ............................................. — 20,203,312 — 20,203,312
Ukraine ............................................. — 44,116,362 — 44,116,362
United Arab Emirates .................................... — 39,464,195 — 39,464,195
United Kingdom ........................................ — 1,139,271,189 4,630,895 1,143,902,084
Fair Value Hierarchy as of Period End (continued)

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

Level 1 Level 2 Level 3 Total
United States .......................................... $ — $ 4,114,635,040 $ 992,993,126 $ 5,107,628,166
Uzbekistan ........................................... — 21,629,158 — 21,629,158
Vietnam ............................................. — 7,153,453 — 7,153,453
Fixed Rate Loan Interests
Australia ............................................. — 16,097,137 — 16,097,137
India ............................................... — — 14,949,200 14,949,200
Jersey, Channel Islands ................................... — — 1,068 1,068
United States .......................................... — — 118,829,609 118,829,609
Floating Rate Loan Interests
Australia ............................................. — 20,458,942 72,928,250 93,387,192
Austria .............................................. — 12,901,913 — 12,901,913
Belgium ............................................. — 6,890,693 — 6,890,693
Canada ............................................. — 23,613,892 — 23,613,892
Cayman Islands ........................................ — — 13,523,938 13,523,938
Finland .............................................. — 10,328,771 — 10,328,771
France .............................................. — 47,347,116 — 47,347,116
Germany ............................................ — 54,612,004 18,369,391 72,981,395
Hong Kong ........................................... — 19,780,000 — 19,780,000
India ............................................... — 13,979,000 — 13,979,000
Ireland .............................................. — 1,471,295 7,231,402 8,702,697
Jersey, Channel Islands ................................... — — 20,956,942 20,956,942
Luxembourg .......................................... — 89,350,629 21,332,018 110,682,647
Netherlands ........................................... — 39,978,701 30,684,488 70,663,189
New Zealand .......................................... — — 13,622,642 13,622,642
Norway .............................................. — 1,750,130 — 1,750,130
Poland .............................................. — — 15,938,571 15,938,571
Spain ............................................... — 24,503,554 66,460,462 90,964,016
Sweden ............................................. — 10,503,975 — 10,503,975
United Kingdom ........................................ — 107,108,361 63,027,171 170,135,532
United States .......................................... — 647,253,620 393,262,605 1,040,516,225
Foreign Agency Obligations ................................. — 485,447,270 — 485,447,270
Foreign Government Obligations .............................. — 7,755,411,208 — 7,755,411,208
Grantor Trust ........................................... 60,472,133 — — 60,472,133
Investment Companies .................................... 1,036,046,421 — — 1,036,046,421
Municipal Bonds ......................................... — 272,066,250 — 272,066,250
Non-Agency Mortgage-Backed Securities
Australia ............................................. — 140,115,343 — 140,115,343
Ireland .............................................. — 195,430,061 — 195,430,061
Italy ................................................ — 9,861,227 — 9,861,227
Japan ............................................... — 6,447,730 — 6,447,730
Luxembourg .......................................... — 18,772,921 — 18,772,921
Netherlands ........................................... — 27,848,475 — 27,848,475
Spain ............................................... — 4,704,844 — 4,704,844
United Kingdom ........................................ — 661,794,842 — 661,794,842
United States .......................................... — 5,448,519,752 141,242,623 5,589,762,375
Preferred Securities
Austria .............................................. — 32,560,031 — 32,560,031
Belgium ............................................. — 2,098,965 — 2,098,965
Brazil ............................................... 1,572,989 — 9,014,884 10,587,873
Canada ............................................. — 9,649,092 — 9,649,092
Chile ............................................... — 9,982,980 — 9,982,980
China ............................................... — — 79,253,652 79,253,652
Colombia ............................................ — 9,382,978 — 9,382,978
Denmark ............................................. — 8,469,372 — 8,469,372
Finland .............................................. — 3,934,769 2,064,948 5,999,717
France .............................................. — 275,258,176 — 275,258,176
Germany ............................................ — 181,432,284 — 181,432,284
Greece .............................................. — 10,062,435 — 10,062,435
Hong Kong ........................................... — 18,615,071 — 18,615,071
India ............................................... — 29,880,750 — 29,880,750
Ireland .............................................. — 3,319,189 — 3,319,189
Italy ................................................ — 88,313,163 — 88,313,163
Japan ............................................... — 49,139,633 — 49,139,633
Kuwait .............................................. — 4,978,500 — 4,978,500
Fair Value Hierarchy as of Period End (continued)

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Strategic Income Opportunities Portfolio

Level 1 Level 2 Level 3 Total
Luxembourg .......................................... $ — $ 3,185,096 $ — $ 3,185,096
Malaysia ............................................. — 18,206,083 — 18,206,083
Mexico .............................................. — 1,525,791 — 1,525,791
Netherlands ........................................... — 3,316,002 — 3,316,002
Norway .............................................. — 48,094,229 — 48,094,229
Portugal ............................................. — 57,032,093 — 57,032,093
Qatar ............................................... — 14,726,250 — 14,726,250
Singapore ............................................ — 37,404,137 — 37,404,137
Spain ............................................... — 192,147,713 — 192,147,713
Sweden ............................................. — 14,956,629 — 14,956,629
Switzerland ........................................... — 39,734,252 — 39,734,252
Taiwan .............................................. — 9,394,560 — 9,394,560
Thailand ............................................. — 36,414,071 — 36,414,071
United Kingdom ........................................ — 196,617,637 1,157,510 197,775,147
United States .......................................... 40,508,647 212,713,062 602,873,630 856,095,339
U.S. Government Sponsored Agency Securities .................... 13,192,500 16,644,653,198 — 16,657,845,698
U.S. Treasury Obligations ................................... — 794,670,426 — 794,670,426
Warrants .............................................. 383,230 11,328 53,109,202 53,503,760
Short-Term Securities
Borrowed Bond Agreements ................................. — 330,568,196 — 330,568,196
Foreign Government Obligations .............................. — 224,424,331 — 224,424,331
Money Market Funds ...................................... 700,447,815 — — 700,447,815
U.S. Treasury Obligations ................................... — 245,603,418 — 245,603,418
Options Purchased
Credit contracts .......................................... — 804,778 — 804,778
Equity contracts .......................................... 15,033,811 13,222,175 — 28,255,986
Foreign currency exchange contracts ........................... — 22,401,119 — 22,401,119
Interest rate contracts ...................................... 358,109 41,124,343 — 41,482,452
Other contracts .......................................... — 794,309 — 794,309
Unfunded Floating Rate Loan Interests
(a)
........................... — 1,436,905 1,050,219 2,487,124
Liabilities
Investments
Borrowed Bonds ......................................... — (330,602,827) — (330,602,827)
TBA Sale Commitments .................................... — (7,066,587,623) — (7,066,587,623)
Investment Sold Short
Corporate Bonds ........................................ — (34,091,836) — (34,091,836)
Unfunded Floating Rate Loan Interests
(a)
........................... — (1,382) (67,906) (69,288)
$ 2,624,008,769 $ 48,416,441,436 $ 3,588,113,135 $ 54,628,563,340
Investments valued at NAV
(b)
...................................... 29,647,873
$ 54,658,211,213
Derivative Financial Instruments
(c)
Assets
Commodity contracts ....................................... $ 154,530 $ — $ — $ 154,530
Credit contracts ........................................... — 41,237,331 — 41,237,331
Equity contracts ........................................... 299,082 32,480,079 — 32,779,161
Foreign currency exchange contracts ............................ — 386,017,805 — 386,017,805
Interest rate contracts ....................................... 31,208,290 329,046,773 — 360,255,063
Other contracts ........................................... — 602,301 — 602,301
Liabilities
Credit contracts ........................................... — (36,910,043) — (36,910,043)
Equity contracts ........................................... (21,551,975) (49,413,665) — (70,965,640)
Foreign currency exchange contracts ............................ — (85,407,050) — (85,407,050)
Interest rate contracts ....................................... (79,453,485) (539,784,193) — (619,237,678)
Other contracts ........................................... — (453,731) — (453,731)
$ (69,343,558) $ 77,415,607 $ — $ 8,072,049
(a)
Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)
Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(c)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.
Fair Value Hierarchy as of Period End (continued)

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial statement purposes. As of period end, reverse repurchase agreements of $62,659,814 are categorized as Level 2 within the fair value hierarchy.
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
Asset-
Backed
Securities
Common
Stocks
Corporate
Bonds
Fixed
Rate
Loan
Interests
Floating
Rate
Loan
Interests
Investments
Assets/Liabilities
Opening balance, as of December 31, 2025 ........................................... $ 194,568,342 $ 213,704,674 $ 886,278,964 $ 74,648,279 $ 774,047,289
Transfers into Level 3
(a)
........................................................ 410,948 — 61,858,165 2,170 470,718
Transfers out of Level 3
(b) (c)
...................................................... — — (55,652,703) — (6,158,682)
Accrued discounts/premiums ..................................................... (13,532) — 1,607,022 (485,667) 346,905
Net realized gain (loss) ........................................................ (2,775,258) (16,004) 2,551,262 8,318 290,564
Net change in unrealized appreciation (depreciation)
(d) (e)
................................... 491,371 (42,471,787) 30,188,174 690,575 (13,137,385)
Purchases ................................................................. 62,175,770 204,531,446 539,636,087 172,449,764 269,035,286
Sales .................................................................... (34,898,541) (59,243,743) (175,634,041) (113,533,562) (287,556,815)
Closing balance, as of June 30, 2026 ...............................................
$ 219,959,100 $ 316,504,586 $ 1,290,832,930 $ 133,779,877 $ 737,337,880
Net change in unrealized appreciation (depreciation) on investments still held at June 30, 2026
(e)
.........
$ (2,134,338) $ 5,560,098 $ 31,803,014 $ 690,574 $ (14,974,210)
Non-Agency
Mortgage-
Backed
Securities
Preferred
Securities
Unfunded
Floating
Rate Loan
Interests Warrants Total
Investments
Assets/Liabilities
Opening balance, as of December 31, 2025 ........................................... $ 136,545,601 $ 652,680,153 $ 249,926 $ 43,217,405 $ 2,975,940,633
Transfers into Level 3
(a)
........................................................ — — — — 62,742,001
Transfers out of Level 3
(b) (c)
...................................................... — (3,069,231) — (40) (64,880,656)
Accrued discounts/premiums ..................................................... 289,074 — — — 1,743,802
Net realized gain (loss) ........................................................ 199,033 15,645,591 — (866,632) 15,036,874
Net change in unrealized appreciation (depreciation)
(d) (e)
................................... (3,555,457) 54,927,402 732,387 10,758,469 38,623,749
Purchases ................................................................. 32,606,551 49,339,428 — — 1,329,774,332
Sales .................................................................... (24,842,179) (75,158,719) — — (770,867,600)
Closing balance, as of June 30, 2026 ...............................................
$ 141,242,623 $ 694,364,624 $ 982,313 $ 53,109,202 $ 3,588,113,135
Net change in unrealized appreciation (depreciation) on investments still held at June 30, 2026
(e)
.........
$ (3,365,457) $ 132,081,421 $ 732,387 $ 23,004,883 $ 173,398,372
(a)
As of December 31, 2025, the Fund used observable inputs in determining the value of certain investments. As of June 30, 2026, the Fund used significant unobservable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 2 to Level 3 in the fair value hierarchy.
(b)
As of December 31, 2025, the Fund used significant unobservable inputs in determining the value of certain investments. As of June 30, 2026, the Fund used observable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 3 to Level 1 in the fair value hierarchy.
(c)
As of December 31, 2025, the Fund used significant unobservable inputs in determining the value of certain investments. As of June 30, 2026, the Fund used observable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 3 to Level 2 in the fair value hierarchy.
(d)
Included in the related net change in unrealized appreciation (depreciation) in the Consolidated Statements of Operations.
(e)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at June 30, 2026 is generally due to investments no longer held or categorized as Level 3 at period end.

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Strategic Income Opportunities Portfolio

The following table summarizes the valuation approaches used and unobservable inputs utilized by the Valuation Committee to determine the value of certain of the Fund’s
Level 3 financial instruments as of period end. The table does not include Level 3 financial instruments with values based upon unadjusted third-party pricing information in the amount of $761,541,803.
(a)
A significant change in unobservable input could result in a correlated or inverse change in value.
Value
Valuation
Approach Unobservable Inputs
Range of
Unobservable
Inputs Utilized
(a)
Weighted
Average of
Unobservable
Inputs Based on Fair
Value
Assets
Asset-Backed Securities . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . $ 194,798,502 Income Discount Rate 7% - 20% 9%
Common Stocks . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 234,335,110 Market Revenue Multiple 1.00x - 45.17x 20.79x
Volatility 56% - 109% 98%
Time to Exit 0.3 - 5.0 years 4.2 years
EBITDA Multiple 3.15x —
Discount for Lack of
Marketability 10% - 12% 10%
Gross Profit Multiple 1.10x —
Income Discount Rate 10% - 15% 12%
Corporate Bonds . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 980,321,041 Income Discount Rate 5% - 34% 14%
Market Direct Profit Multiple 2.00x —
Time to Exit 1.0 – 1.5 years 1.4 years
Volatility 58% - 60% 58%
Fixed Rate Loan Interests . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 73,330,927 Income Discount Rate 7% - 8% 7%
Floating Rate Loan Interests . . . . . . . . . . . . . . . . . . . . . . . . . . . . 598,044,961 Income Discount Rate 5% - 23% 10%
Market EBITDA Multiple 5.00x - 9.75x 8.49x
Revenue Multiple 0.50x —
Non-Agency Mortgage-Backed Securities . . . . . . . . . . . . . . . . . . 23,126,813 Income Discount Rate 8% —
Preferred Stocks . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 694,346,443 Market Revenue Multiple 1.05x - 45.17x 21.00x
Volatility 40% - 80% 68%
Time to Exit 1.0 - 5.0 years 3.2 years
Gross Profit Multiple 6.75x —
EBITDA Multiple 9.50x - 10.75x 10.05x
Market Adjustment Multiple 0.20x - 1.30x 1.26x
Income Discount Rate 9% - 17% 14%
Warrants . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 28,249,525 Market Revenue Multiple 4.5x - 9.75x 6.99x
Volatility 50% - 70% 57%
Time to Exit 0.3 - 4.7 years 4.1 years
EBITDA Multiple 9.00x – 9.75x 9.18x
$ 2,826,571,332

Consolidated Statements of Assets and Liabilities
(unaudited)

June 30, 2026

Consolidated Statements of Assets and Liabilities
BlackRock
Inflation
Protected Bond
Portfolio
BlackRock
Strategic
Income
Opportunities
Portfolio
ASSETS
Investments, at value — unaffiliated
(a) (b)
........................................................................ $ 1,827,940,938 $ 60,540,457,358
Investments, at value — affiliated
(c)
........................................................................... 5,603,609 1,546,618,305
Cash .............................................................................................. 153,784 20,814,046
Cash pledged:
Collateral — exchange-traded options written ................................................................... — 7,100,000
Collateral — OTC derivatives ............................................................................. — 84,336,983
Futures contracts ..................................................................................... 1,678,820 249,770,699
Centrally cleared swaps ................................................................................. 7,383,000 311,634,792
Foreign currency, at value
(d)
................................................................................ 5,669,087 194,544,937
Receivables: – –
Investment s sold ..................................................................................... 23,463,956 507,768,085
Options written ....................................................................................... — 1,208,630
Securities lending income — affiliated ....................................................................... — 304,104
Swaps   ........................................................................................... 42 7,075,015
TBA sale commitments ................................................................................. — 7,055,566,098
Capital shares sold .................................................................................... 19,761,418 144,379,918
Foreign withholding tax claims ............................................................................ — 24,909
Dividends — unaffiliated ................................................................................ — 704,509
Dividends — affiliated .................................................................................. 21,393 2,155,555
Interest — unaffiliated .................................................................................. 10,105,109 455,943,184
From custodian ...................................................................................... — 31,389,598
From the Manager .................................................................................... 156,645 —
Variation margin on futures contracts ........................................................................ 198,122 32,382,467
Variation margin on centrally cleared swaps ................................................................... 343,846 —
Swap premiums paid .................................................................................... — 59,244,169
Unrealized appreciation on: – –
Forward foreign currency exchange contracts .................................................................. 327,591 386,017,805
OTC swaps ......................................................................................... — 53,430,893
Unfunded floating rate loan interests ........................................................................ — 2,487,124
Prepaid e xpenses ...................................................................................... 122,756 834,139
Other assets .......................................................................................... — 254,592
Total a ssets ..........................................................................................
1,902,930,116 71,696,447,914
LIABILITIES
Investments sold short, at value
(e)
............................................................................ — 34,091,836
Cash received:
Collateral — reverse repurchase agreements ................................................................... — 921,909
Collateral — OTC derivatives ............................................................................. — 38,010,000
Collateral — TBA commitments ............................................................................ — 78,770,303
Borrowed bonds, at value
(f)
................................................................................ — 330,602,827
Collateral on securities loaned .............................................................................. — 524,945,844
Options written, at value
(g)
................................................................................. 679,742 220,779,005
TBA sale commitments, at value
(h)
........................................................................... — 7,066,587,623
Reverse repurchase agreements, at value ...................................................................... 91,676,982 62,659,814

Consolidated Statements of Assets and Liabilities
(unaudited) (continued)
June 30, 2026
2026
BlackRock Semi-Annual Financial Statements and Additional Information

See notes to consolidated financial statements.
BlackRock
Inflation
Protected Bond
Portfolio
BlackRock
Strategic
Income
Opportunities
Portfolio
Payables: – –
Investments purchased ................................................................................. 69,905,471 14,174,364,282
Swaps   ........................................................................................... — 477,945
Bank borrowings ..................................................................................... — 153,665,373
Accounting services fees ................................................................................ 42,234 609,967
Administration fees .................................................................................... 56,034 2,032,990
Capital shares redeemed ................................................................................ 8,716,680 139,887,251
Custodian fees ....................................................................................... 10,546 637,599
Deferred capital gain tax ................................................................................ — 2,338,563
Income dividend distributions ............................................................................. 2,504,182 13,411,625
Interest expense ..................................................................................... 1,079 3,469,238
Investment advisory fees ................................................................................ 304,983 17,501,278
Trustees' and Officer's fees .............................................................................. 5,200 1,183,187
Other affiliate fees .................................................................................... 1,292 45,692
Professional fees ..................................................................................... 45,589 1,039,210
Registration fees ..................................................................................... 3,440 —
Service and distribution fees .............................................................................. 70,885 271,673
Transfer agent fees ................................................................................... 706,291 7,698,943
Other accrued expenses ................................................................................ 31,366 719,399
Variation margin on futures contracts ........................................................................ 44,021 9,961,372
Variation margin on centrally cleared swaps ................................................................... — 23,635,324
Swap premiums received ................................................................................. — 10,136,133
Unrealized depreciation on: – –
Forward foreign currency exchange contracts .................................................................. 119,572 72,616,157
OTC swaps ......................................................................................... — 120,007,382
Unfunded floating rate loan interests ........................................................................ — 69,288
Total li abilities .........................................................................................
174,925,589 23,113,149,032
Commitments and contingent liabilities — —
NET ASSETS .........................................................................................
$ 1,728,004,527 $ 48,583,298,882
NET ASSETS CONSIST OF:
Paid-in capital ......................................................................................... $ 2,174,797,436 $ 50,607,159,289
Accumulated loss ...................................................................................... (446,792,909) (2,023,860,407)
NET ASSETS .........................................................................................
$ 1,728,004,527 $ 48,583,298,882
(a)
  Investments, at cost — unaffiliated ................................................................... $ 1,879,410,958 $ 60,359,014,368
(b)
  Securities loaned, at value ........................................................................ $ — $ 512,816,046
(c)
  Investments, at cost — affiliated ..................................................................... $ 5,603,609 $ 1,563,509,982
(d)
  Foreign currency, at cost ......................................................................... $ 5,722,759 $ 199,778,993
(e)
  Proceeds received from short sales .................................................................. $ — $ 34,477,239
(f)
  Proceeds received from borrowed bonds ............................................................... $ — $ 359,265,644
(g)
  Premiums received ............................................................................. $ 443,171 $ 222,134,395
(h)
  Proceeds received from TBA sale commitments ........................................................... $ — $ 7,055,566,098

Consolidated Statements of Assets and Liabilities
(unaudited) (continued)
June 30, 2026

Consolidated Statements of Assets and Liabilities
See notes to consolidated financial statements.
BlackRock
Inflation
Protected Bond
Portfolio
BlackRock
Strategic Income
Opportunities
Portfolio
NET ASSET VALUE
Institutional
Net assets .........................................................................................
$ 910,797,911 $ 31,673,366,798
Shares outstanding ...................................................................................
94,345,182 3,243,653,804
Net asset value .....................................................................................
$ 9.65 $ 9.76
Shares authorized ...................................................................................
Unlimited Unlimited
Par value ......................................................................................... $ 0.001 $ 0.001
Investor A
Net assets .........................................................................................
$ 248,543,619 $ 881,575,908
Shares outstanding ...................................................................................
26,524,074 90,321,450
Net asset value .....................................................................................
$ 9.37 $ 9.76
Shares authorized ...................................................................................
Unlimited Unlimited
Par value ......................................................................................... $ 0.001 $ 0.001
Investor C
Net assets .........................................................................................
$ 11,311,799 $ 67,136,527
Shares outstanding ...................................................................................
1,270,905 6,879,930
Net asset value .....................................................................................
$ 8.90 $ 9.76
Shares authorized ...................................................................................
Unlimited Unlimited
Par value ......................................................................................... $ 0.001 $ 0.001
Class K
Net assets .........................................................................................
$ 557,351,198 $ 15,961,219,649
Shares outstanding ...................................................................................
58,607,595 1,633,379,379
Net asset value .....................................................................................
$ 9.51 $ 9.77
Shares authorized ...................................................................................
Unlimited Unlimited
Par value ......................................................................................... $ 0.001 $ 0.001

Consolidated Statements of Operations
(unaudited)
Six Months Ended June 30, 2026
2026
BlackRock Semi-Annual Financial Statements and Additional Information

BlackRock
Inflation Protected
Bond Portfolio
BlackRock
Strategic Income
Opportunities
Portfolio
INVESTMENT INCOME – –
Dividends — unaffiliated ............................................................................. $ — $ 20,049,490
Dividends — affiliated ............................................................................... 150,104 32,779,729
Interest — unaffiliated ............................................................................... 57,149,970
(a)
1,221,548,387
Securities lending income — affiliated — net ............................................................... — 2,012,104
Payment-in-kind interest — unaffiliated ................................................................... 2,069 18,789,312
Foreign taxes withheld .............................................................................. — (4,601,240)
Total investment income ...............................................................................
57,302,143 1,290,577,782
EXPENSES
Investment advisory ................................................................................ 2,140,726 104,562,123
Transfer agent — class specific ........................................................................ 1,294,735 14,194,431
Service and distribution — class specific .................................................................. 364,728 1,449,640
Administration ................................................................................... 345,336 7,246,452
Administration — class specific ........................................................................ 174,261 4,661,539
Accounting services ................................................................................ 78,118 1,205,433
Professional ..................................................................................... 62,345 1,031,693
Registration ..................................................................................... 46,081 229,930
Printing and postage ............................................................................... 29,303 77,151
Custodian ....................................................................................... 19,805 1,249,931
Trustees and Officer ................................................................................ 12,062 242,651
Miscellaneous .................................................................................... 31,266 1,136,890
Total expenses excluding interest expense ...................................................................
4,598,766 137,287,864
Interest expense .................................................................................. 2,430,132 22,341,102
Total e xpenses .....................................................................................
7,028,898 159,628,966
Less: – –
Administration fees waived by the Manager — class specific ..................................................... (174,261) —
Fees waived and/or reimbursed by the Manager ............................................................. (235,897) (2,190,550)
Transfer agent fees waived and/or reimbursed by the Manager — class specific ........................................ (994,961) —
Total ex penses after fees waived and/or reimbursed ............................................................
5,623,779 157,438,416
Net investment income ................................................................................
51,678,364 1,133,139,366

Consolidated Statements of Operations
(unaudited) (continued)
Six Months Ended June 30, 2026

Consolidated Statements of Operations
See notes to consolidated financial statements.
BlackRock
Inflation Protected
Bond Portfolio
BlackRock
Strategic Income
Opportunities
Portfolio
REALIZED AND UNREALIZED GAIN (LOSS) $ (31,237,042) $ (60,892,861)
Net realized gain (loss) from:
Investments — unaffiliated
(b)
........................................................................ $ (23,456,445) $ 239,593,459
Investments — affiliated ........................................................................... — (21,205,763)
Borrowed bonds ................................................................................ — (967,320)
Capital gain distributions from underlying funds — affiliated .................................................... — 64,220
Forward foreign currency exchange contracts ............................................................. (373,707) 206,565,786
Foreign currency transactions ....................................................................... (391,935) (118,102,796)
Futures contracts ................................................................................ 662,215 83,366,829
Options written ................................................................................. (25,484) 116,227,540
Swaps   ...................................................................................... 902,543 (29,081,341)
(22,682,813) 476,460,614
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated
(c)
........................................................................ (8,800,473) (513,568,681)
Investments — affiliated ........................................................................... — (23,734,912)
Borrowed bonds ................................................................................ — 5,317,753
Forward foreign currency exchange contracts ............................................................. 53,585 310,381,002
Foreign currency translations ........................................................................ (28,486) (6,240,429)
Futures contracts ................................................................................ (870,059) (71,537,168)
Options written ................................................................................. (267,420) (8,668,902)
Short sales — unaffiliated .......................................................................... (9,567) 385,403
Swaps   ...................................................................................... 1,368,191 (231,851,617)
Unfunded floating rate loan interests ................................................................... — 2,164,076
(8,554,229) (537,353,475)
Net realized and unrealized loss ..........................................................................
(31,237,042) (60,892,861)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ................................................
$ 20,441,322 $ 1,072,246,505
(a)
  Includes net inflationary and deflationary adjustments. See Note 4 of the Notes to Consolidated Financial Statements.
(b)
  Net of foreign capital gain tax and capital gain tax refund, if applicable of .............................................
$ — $ (172,191)
(c)
  Net of reduction in deferred capital gain tax of ...............................................................
$ — $ 219,410

Consolidated Statements of Changes in Net Assets

2026
BlackRock Semi-Annual Financial Statements and Additional Information

See notes to consolidated financial statements.
BlackRock Inflation Protected Bond Portfolio
BlackRock Strategic Income Opportunities
Portfolio
Six Months Ended
06/30/26
(unaudited)
Year Ended
12/31/25
Six Months Ended
06/30/26
(unaudited)
Year Ended
12/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................ $ 51,678,364 $ 81,474,662 $ 1,133,139,366 $ 2,138,625,304
Net realized gain (loss) ............................................ (22,682,813) (31,038,331) 476,460,614 (557,457,251)
Net change in unrealized appreciation (depreciation) ........................ (8,554,229) 70,322,851 (537,353,475) 1,936,970,154
Net increase in net assets resulting from operations ...........................
20,441,322 120,759,182 1,072,246,505 3,518,138,207
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Institutional ................................................... (26,281,460) (45,807,403) (719,912,387) (1,417,416,712)
Investor A .................................................... (6,926,350) (10,708,960) (19,816,740) (43,222,478)
Investor C .................................................... (300,798) (500,087) (1,329,310) (3,223,038)
Class K ...................................................... (15,958,432) (23,727,439) (374,530,168) (747,582,834)
Decrease in net assets resulting from distributions to shareholders .................
(49,467,040) (80,743,889) (1,115,588,605) (2,211,445,062)
CAPITAL SHARE TRANSACTIONS
$ – $ – $ – $ –
Net increase (decrease) in net assets derived from capital share transactions .........
(26,677,003) (62,170,128) 3,363,627,333 3,931,251,791
NET ASSETS
Total increase (decrease) in net assets ................................... (55,702,721) (22,154,835) 3,320,285,233 5,237,944,936
Beginning of period ................................................
1,783,707,248 1,805,862,083 45,263,013,649 40,025,068,713
End of period ....................................................
$ 1,728,004,527 $ 1,783,707,248 $ 48,583,298,882 $ 45,263,013,649
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Consolidated Financial Highlights
(For a share outstanding throughout each period)

Consolidated Financial Highlights
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Not annualized.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Annualized.
(g)
Includes non-recurring expenses of proxy costs. Without these costs, total expenses, total expenses after fees waived and/or reimbursed and total expenses after fees waived and/or reimbursed and excluding interest expense would have been 0.69%, 0.56% and 0.34%, respectively.
(h)
Includes non-recurring expenses of proxy costs. Without these costs, total expenses, total expenses after fees waived and/or reimbursed and total expenses after fees waived and/or reimbursed and excluding interest expense would have been 0.52%, 0.35% and 0.34%, respectively.
(i)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
See notes to consolidated financial statements.
BlackRock Inflation Protected Bond Portfolio
Institutional
Six Months
Ended
06/30/26
(unaudited)
Year Ended
12/31/25
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Net asset value, beginning of period ...........
$ 9.82  $ 9.60  $ 9.77  $ 9.76  $ 11.82  $ 11.91
Net investment income
(a)
...................
0 .28  0 .44  0 .35  0 .33  0 .76  0 .59
Net realized and unrealized gain (loss) ..........
( 0 .17 ) 0 .22  ( 0 .17 ) 0 .02  ( 2 .06 ) 0 .08
Net increase (decrease) from investment operations .. 0.11  0.66  0.18  0.35  (1.30) 0.67
Distributions
(b)
– – – – – –
From net investment income ................ ( 0 .28 ) ( 0 .44 ) ( 0 .35 ) ( 0 .33 ) ( 0 .66 ) ( 0 .58 )
From net realized gain ..................... —  —  —  —  ( 0 .10 ) ( 0 .18 )
Return of capital ......................... —  —  —  ( 0 .01 ) —  —
Total distributions .......................... (0.28) (0.44) (0.35) (0.34) (0.76) (0.76)
Net asset value, end of period ................ $ 9.65  $ 9.82  $ 9.60  $ 9.77  $ 9.76  $ 11.82
Total Return
(c)
Based on net asset value .................... 1.13%
(d)
6.95% 1.86% 3.63% (11.40)% 5.75%
Ratios to Average Net Assets
(e)
Total expen ses ...........................
0.81%
(f)
1.10% 1.27% 1.01% 0.75%
(g)
0.56%
(h)
Total expenses after fees waived and/or reimbursed ..
0.62%
(f)
0.92% 1.09% 0.85% 0.62%
(g)
0.39%
(h)
Total expenses after fees waived and/or reimbursed and
excluding interest expense .................
0.34%
(f)
0.34% 0.34% 0.35% 0.40%
(g)
0.38%
(h)
Net investment income .....................
5.83%
(f)
4.52% 3.56% 3.39% 7.14% 4.92%
Supplemental Data
Net assets, end of period (000) ................ $ 910,798  $ 992,867  $ 1,026,554  $ 1,200,730  $ 1,524,659  $ 2,093,224
Portfolio turnover rate
(i)
...................... 50% 220% 227% 197% 293% 246%
Six Months
Ended
06/30/26
(unaudited)
Year Ended
12/31/25
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Portfolio turnover rate (excluding MDRs) ...............................
37% 148% 172% 145% 235% 246%

Consolidated Financial Highlights
(continued)
(For a share outstanding throughout each period)
2026
BlackRock Semi-Annual Financial Statements and Additional Information

(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)
Not annualized.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Annualized.
(g)
Includes non-recurring expenses of proxy costs. Without these costs, total expenses, total expenses after fees waived and/or reimbursed and total expenses after fees waived and/or reimbursed and excluding interest expense would have been 0.99%, 0.80% and 0.59%, respectively.
(h)
Includes non-recurring expenses of proxy costs. Without these costs, total expenses, total expenses after fees waived and/or reimbursed and total expenses after fees waived and/or reimbursed and excluding interest expense would have been 0.77%, 0.60% and 0.59%, respectively.
(i)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
See notes to consolidated financial statements.
BlackRock Inflation Protected Bond Portfolio
Investor A
Six Months
Ended
06/30/26
(unaudited)
Year Ended
12/31/25
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Net asset value, beginning of period ...........
$ 9.53  $ 9.32  $ 9.49  $ 9.48  $ 11.50  $ 11.60
Net investment income
(a)
...................
0 .28  0 .41  0 .31  0 .30  0 .70  0 .55
Net realized and unrealized gain (loss) ..........
( 0 .17 ) 0 .21  ( 0 .16 ) 0 .02  ( 2 .00 ) 0 .07
Net increase (decrease) from investment operations .. 0.11  0.62  0.15  0.32  (1.30) 0.62
Distributions
(b)
– – – – – –
From net investment income ................ ( 0 .27 ) ( 0 .41 ) ( 0 .32 ) ( 0 .30 ) ( 0 .62 ) ( 0 .54 )
From net realized gain ..................... —  —  —  —  ( 0 .10 ) ( 0 .18 )
Return of capital ......................... —  —  —  ( 0 .01 ) —  —
Total distributions .......................... (0.27) (0.41) (0.32) (0.31) (0.72) (0.72)
Net asset value, end of period ................ $ 9.37  $ 9.53  $ 9.32  $ 9.49  $ 9.48  $ 11.50
Total Return
(c)
Based on net asset value .................... 1.10%
(d)
6.65% 1.61% 3.45% (11.71)% 5.45%
Ratios to Average Net Assets
(e)
Total expen ses ...........................
1.16%
(f)
1.45% 1.57% 1.27% 1.05%
(g)
0.80%
(h)
Total expenses after fees waived and/or reimbursed ..
0.87%
(f)
1.17% 1.34% 1.10% 0.86%
(g)
0.63%
(h)
Total expenses after fees waived and/or reimbursed and
excluding interest expense .................
0.59%
(f)
0.59% 0.59% 0.60% 0.65%
(g)
0.62%
(h)
Net investment income .....................
5.86%
(f)
4.27% 3.30% 3.17% 6.80% 4.73%
Supplemental Data
Net assets, end of period (000) ................ $ 248,544  $ 240,312  $ 264,215  $ 334,368  $ 441,529  $ 478,357
Portfolio turnover rate
(i)
...................... 50% 220% 227% 197% 293% 246%
Six Months
Ended
06/30/26
(unaudited)
Year Ended
12/31/25
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Portfolio turnover rate (excluding MDRs) ...............................
37% 148% 172% 145% 235% 246%

Consolidated Financial Highlights
(continued)
(For a share outstanding throughout each period)

Consolidated Financial Highlights
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)
Not annualized.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Annualized.
(g)
Includes non-recurring expenses of proxy costs. Without these costs, total expenses, total expenses after fees waived and/or reimbursed and total expenses after fees waived and/or reimbursed and excluding interest expense would have been 1.64%, 1.55% and 1.34%, respectively.
(h)
Includes non-recurring expenses of proxy costs. Without these costs, total expenses, total expenses after fees waived and/or reimbursed and total expenses after fees waived and/or reimbursed and excluding interest expense would have been 1.47%, 1.35% and 1.34%, respectively.
(i)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
See notes to consolidated financial statements.
BlackRock Inflation Protected Bond Portfolio
Investor C
Six Months
Ended
06/30/26
(unaudited)
Year Ended
12/31/25
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Net asset value, beginning of period ...........
$ 9.07  $ 8.87  $ 9.04  $ 9.06  $ 11.01  $ 11.12
Net investment income
(a)
...................
0 .22  0 .32  0 .23  0 .22  0 .61  0 .44
Net realized and unrealized gain (loss) ..........
( 0 .16 ) 0 .20  ( 0 .15 ) 0 .01  ( 1 .93 ) 0 .08
Net increase (decrease) from investment operations .. 0.06  0.52  0.08  0.23  (1.32) 0.52
Distributions
(b)
– – – – – –
From net investment income ................ ( 0 .23 ) ( 0 .32 ) ( 0 .25 ) ( 0 .24 ) ( 0 .53 ) ( 0 .45 )
From net realized gain ..................... —  —  —  —  ( 0 .10 ) ( 0 .18 )
Return of capital ......................... —  —  —  ( 0 .01 ) —  —
Total distributions .......................... (0.23) (0.32) (0.25) (0.25) (0.63) (0.63)
Net asset value, end of period ................ $ 8.90  $ 9.07  $ 8.87  $ 9.04  $ 9.06  $ 11.01
Total Return
(c)
Based on net asset value .................... 0.68%
(d)
5.88% 0.92% 2.56% (12.35)% 4.73%
Ratios to Average Net Assets
(e)
Total expen ses ...........................
1.73%
(f)
2.01% 2.17% 1.93% 1.70%
(g)
1.51%
(h)
Total expenses after fees waived and/or reimbursed ..
1.62%
(f)
1.92% 2.09% 1.85% 1.61%
(g)
1.39%
(h)
Total expenses after fees waived and/or reimbursed and
excluding interest expense .................
1.34%
(f)
1.34% 1.34% 1.35% 1.40%
(g)
1.38%
(h)
Net investment income .....................
4.81%
(f)
3.50% 2.55% 2.40% 6.15% 3.95%
Supplemental Data
Net assets, end of period (000) ................ $ 11,312  $ 12,901  $ 16,102  $ 26,278  $ 40,543  $ 50,488
Portfolio turnover rate
(i)
...................... 50% 220% 227% 197% 293% 246%
Six Months
Ended
06/30/26
(unaudited)
Year Ended
12/31/25
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Portfolio turnover rate (excluding MDRs) ...............................
37% 148% 172% 145% 235% 246%

Consolidated Financial Highlights
(continued)
(For a share outstanding throughout each period)
2026
BlackRock Semi-Annual Financial Statements and Additional Information

(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Not annualized.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Annualized.
(g)
Includes non-recurring expenses of proxy costs. Without these costs, total expenses, total expenses after fees waived and/or reimbursed and total expenses after fees waived and/or reimbursed and excluding interest expense would have been 0.55%, 0.50% and 0.29%, respectively.
(h)
Includes non-recurring expenses of proxy costs. Without these costs, total expenses, total expenses after fees waived and/or reimbursed and total expenses after fees waived and/or reimbursed and excluding interest expense would have been 0.34%, 0.29% and 0.29%, respectively.
(i)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
See notes to consolidated financial statements.
BlackRock Inflation Protected Bond Portfolio
Class K
Six Months
Ended
06/30/26
(unaudited)
Year Ended
12/31/25
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Net asset value, beginning of period ...........
$ 9.67  $ 9.46  $ 9.62  $ 9.61  $ 11.64  $ 11.73
Net investment income
(a)
...................
0 .30  0 .44  0 .35  0 .33  0 .73  0 .59
Net realized and unrealized gain (loss) ..........
( 0 .18 ) 0 .21  ( 0 .16 ) 0 .02  ( 2 .01 ) 0 .08
Net increase (decrease) from investment operations .. 0.12  0.65  0.19  0.35  (1.28) 0.67
Distributions
(b)
– – – – – –
From net investment income ................ ( 0 .28 ) ( 0 .44 ) ( 0 .35 ) ( 0 .33 ) ( 0 .65 ) ( 0 .58 )
From net realized gain ..................... —  —  —  —  ( 0 .10 ) ( 0 .18 )
Return of capital ......................... —  —  —  ( 0 .01 ) —  —
Total distributions .......................... (0.28) (0.44) (0.35) (0.34) (0.75) (0.76)
Net asset value, end of period ................ $ 9.51  $ 9.67  $ 9.46  $ 9.62  $ 9.61  $ 11.64
Total Return
(c)
Based on net asset value .................... 1.22%
(d)
6.94% 1.98% 3.67% (11.38)% 5.80%
Ratios to Average Net Assets
(e)
Total expen ses ...........................
0.62%
(f)
0.92% 1.09% 0.85% 0.61%
(g)
0.38%
(h)
Total expenses after fees waived and/or reimbursed ..
0.57%
(f)
0.87% 1.04% 0.80% 0.56%
(g)
0.33%
(h)
Total expenses after fees waived and/or reimbursed and
excluding interest expense .................
0.29%
(f)
0.29% 0.29% 0.30% 0.35%
(g)
0.33%
(h)
Net investment income .....................
6.17%
(f)
4.58% 3.62% 3.43% 7.06% 5.03%
Supplemental Data
Net assets, end of period (000) ................ $ 557,351  $ 537,627  $ 498,990  $ 579,140  $ 677,942  $ 717,937
Portfolio turnover rate
(i)
...................... 50% 220% 227% 197% 293% 246%
Six Months
Ended
06/30/26
(unaudited)
Year Ended
12/31/25
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Portfolio turnover rate (excluding MDRs) ...............................
37% 148% 172% 145% 235% 246%

Consolidated Financial Highlights
(For a share outstanding throughout each period)

Consolidated Financial Highlights
(a)
Based on average shares outstanding.
(b)
Amount is greater than $(0.005) per share.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
(j)
Excludes underlying investments in equity swaps.
See notes to consolidated financial statements.
BlackRock Strategic Income Opportunities Portfolio
Institutional
Six Months
Ended
06/30/26
(unaudited)
Year Ended
12/31/25
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Net asset value, beginning of period ..........
$ 9.78  $ 9.48  $ 9.43  $ 9.20  $ 10.15  $ 10.37
Net investment income
(a)
..................
0 .23  0 .48  0 .50  0 .45  0 .29  0 .23
Net realized and unrealized gain (loss) .........
( 0 .02 ) 0 .32  ( 0 .00 )
(b)
0 .20  ( 0 .86 ) ( 0 .13 )
Net increase (decrease) from investment operations . 0.21  0.80  0.50  0.65  (0.57) 0.10
Distributions
(c)
– – – – – –
From net investment income ............... ( 0 .23 ) ( 0 .50 ) ( 0 .45 ) ( 0 .38 ) ( 0 .34 ) ( 0 .22 )
From net realized gain .................... —  —  —  —  ( 0 .04 ) ( 0 .10 )
Return of capital ........................ —  —  —  ( 0 .04 ) —  —
Total distributions ......................... (0.23) (0.50) (0.45) (0.42) (0.38) (0.32)
Net asset value, end of period ............... $ 9.76  $ 9.78  $ 9.48  $ 9.43  $ 9.20  $ 10.15
Total Return
(d)
Based on net asset value ................... 2.18%
(e)
8.60%
(f)
5.41%
(f)
7.26% (5.64)%
(f)
0.96%
Ratios to Average Net Assets
(g)
Total expen ses ..........................
0.71%
(h)
0.71% 0.70% 0.76% 0.70% 0.68%
Total expenses after fees waived and/or reimbursed .
0.70%
(h)
0.71% 0.70% 0.75% 0.69% 0.68%
Total expenses after fees waived and/or reimbursed
and excluding dividend expense, interest expense,
professional fees for foreign withholding taxes and
portfolio investment fees ..................
0.60%
(h)
0.61% 0.61% 0.62% 0.60% 0.61%
Net investment income ....................
4.84%
(h)
5.00% 5.32% 4.89% 3.02% 2.23%
Supplemental Data
Net assets, end of period (000) ............... $ 31,673,367  $ 29,424,180  $ 25,702,729  $ 23,850,574  $ 27,215,944  $ 33,577,122
Portfolio turnover rate
(i)
..................... 553%
(j)
1,006%
(j)
1,117%
(j)
1,005%
(j)
894% 1,155%
Six Months
Ended
06/30/26
(unaudited)
Year Ended
12/31/25
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Portfolio turnover rate (excluding MDRs) ...............................
346% 635% 714% 728% 673% 755%

Consolidated Financial Highlights
(continued)
(For a share outstanding throughout each period)
2026
BlackRock Semi-Annual Financial Statements and Additional Information

(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)
Not annualized.
(e)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
(i)
Excludes underlying investments in equity swaps.
See notes to consolidated financial statements.
BlackRock Strategic Income Opportunities Portfolio
Investor A
Six Months
Ended
06/30/26
(unaudited)
Year Ended
12/31/25
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Net asset value, beginning of period .........
$ 9.77  $ 9.47  $ 9.43  $ 9.20  $ 10.15  $ 10.37
Net investment income
(a)
.................
0 .22  0 .46  0 .48  0 .43  0 .26  0 .20
Net realized and unrealized gain (loss) ........
( 0 .01 ) 0 .31  ( 0 .02 ) 0 .20  ( 0 .86 ) ( 0 .13 )
Net increase (decrease) from investment operations 0.21  0.77  0.46  0.63  (0.60) 0.07
Distributions
(b)
– – – – – –
From net investment income .............. ( 0 .22 ) ( 0 .47 ) ( 0 .42 ) ( 0 .36 ) ( 0 .31 ) ( 0 .19 )
From net realized gain ................... —  —  —  —  ( 0 .04 ) ( 0 .10 )
Return of capital ....................... —  —  —  ( 0 .04 ) —  —
Total distributions ........................ (0.22) (0.47) (0.42) (0.40) (0.35) (0.29)
Net asset value, end of period .............. $ 9.76  $ 9.77  $ 9.47  $ 9.43  $ 9.20  $ 10.15
Total Return
(c)
Based on net asset value .................. 2.15%
(d)
8.32%
(e)
5.03%
(e)
7.00% (5.91)%
(e)
0.67%
Ratios to Average Net Assets
(f)
Total expen ses .........................
0.97%
(g)
0.98% 0.96% 1.01% 0.98% 0.97%
Total expenses after fees waived and/or reimbursed
0.96%
(g)
0.97% 0.95% 1.01% 0.97% 0.97%
Total expenses after fees waived and/or reimbursed
and excluding dividend expense, interest expense,
professional fees for foreign withholding taxes and
portfolio investment fees .................
0.86%
(g)
0.87% 0.87% 0.87% 0.88% 0.90%
Net investment income ...................
4.59%
(g)
4.74% 5.06% 4.64% 2.73% 1.96%
Supplemental Data
Net assets, end of period (000) .............. $ 881,576  $ 902,026  $ 880,498  $ 1,001,600  $ 1,118,485  $ 1,387,829
Portfolio turnover rate
(h)
.................... 553%
(i)
1,006%
(i)
1,117%
(i)
1,005%
(i)
894% 1,155%
Six Months
Ended
06/30/26
(unaudited)
Year Ended
12/31/25
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Portfolio turnover rate (excluding MDRs) ...............................
346% 635% 714% 728% 673% 755%

Consolidated Financial Highlights
(continued)
(For a share outstanding throughout each period)

Consolidated Financial Highlights
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)
Not annualized.
(e)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
(i)
Excludes underlying investments in equity swaps.
See notes to consolidated financial statements.
BlackRock Strategic Income Opportunities Portfolio
Investor C
Six Months
Ended
06/30/26
(unaudited)
Year Ended
12/31/25
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Net asset value, beginning of period ........
$ 9.77  $ 9.47  $ 9.43  $ 9.20  $ 10.14  $ 10.36
Net investment income
(a)
................
0 .19  0 .39  0 .41  0 .36  0 .19  0 .13
Net realized and unrealized gain (loss) .......
( 0 .02 ) 0 .31  ( 0 .02 ) 0 .20  ( 0 .85 ) ( 0 .13 )
Net increase (decrease) from investment operations 0.17  0.70  0.39  0.56  (0.66) —
Distributions
(b)
– – – – – –
From net investment income ............. ( 0 .18 ) ( 0 .40 ) ( 0 .35 ) ( 0 .30 ) ( 0 .24 ) ( 0 .12 )
From net realized gain .................. —  —  —  —  ( 0 .04 ) ( 0 .10 )
Return of capital ...................... —  —  —  ( 0 .03 ) —  —
Total distributions ....................... (0.18) (0.40) (0.35) (0.33) (0.28) (0.22)
Net asset value, end of period ............. $ 9.76  $ 9.77  $ 9.47  $ 9.43  $ 9.20  $ 10.14
Total Return
(c)
Based on net asset value ................. 1.79%
(d)
7.54%
(e)
4.27%
(e)
6.23% (6.48)%
(e)
(0.04)%
Ratios to Average Net Assets
(f)
Total expen ses ........................
1.69%
(g)
1.70% 1.69% 1.74% 1.70% 1.68%
Total expenses after fees waived and/or reimbursed
1.68%
(g)
1.69% 1.68% 1.73% 1.69% 1.67%
Total expenses after fees waived and/or reimbursed
and excluding dividend expense, interest expense,
professional fees for foreign withholding taxes and
portfolio investment fees ................
1.59%
(g)
1.60% 1.60% 1.60% 1.60% 1.61%
Net investment income ..................
3.86%
(g)
4.02% 4.34% 3.90% 1.97% 1.25%
Supplemental Data
Net assets, end of period (000) ............. $ 67,137  $ 73,863  $ 84,318  $ 97,046  $ 129,029  $ 200,734
Portfolio turnover rate
(h)
................... 553%
(i)
1,006%
(i)
1,117%
(i)
1,005%
(i)
894% 1,155%
Six Months
Ended
06/30/26
(unaudited)
Year Ended
12/31/25
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Portfolio turnover rate (excluding MDRs) ...............................
346% 635% 714% 728% 673% 755%

Consolidated Financial Highlights
(continued)
(For a share outstanding throughout each period)
2026
BlackRock Semi-Annual Financial Statements and Additional Information

(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Not annualized.
(e)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
(i)
Excludes underlying investments in equity swaps.
See notes to consolidated financial statements.
BlackRock Strategic Income Opportunities Portfolio
Class K
Six Months
Ended
06/30/26
(unaudited)
Year Ended
12/31/25
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Net asset value, beginning of period .........
$ 9.78  $ 9.48  $ 9.44  $ 9.21  $ 10.16  $ 10.38
Net investment income
(a)
.................
0 .24  0 .49  0 .51  0 .46  0 .30  0 .24
Net realized and unrealized gain (loss) ........
( 0 .02 ) 0 .32  ( 0 .01 ) 0 .20  ( 0 .86 ) ( 0 .13 )
Net increase (decrease) from investment operations 0.22  0.81  0.50  0.66  (0.56) 0.11
Distributions
(b)
– – – – – –
From net investment income .............. ( 0 .23 ) ( 0 .51 ) ( 0 .46 ) ( 0 .39 ) ( 0 .35 ) ( 0 .23 )
From net realized gain ................... —  —  —  —  ( 0 .04 ) ( 0 .10 )
Return of capital ....................... —  —  —  ( 0 .04 ) —  —
Total distributions ........................ (0.23) (0.51) (0.46) (0.43) (0.39) (0.33)
Net asset value, end of period .............. $ 9.77  $ 9.78  $ 9.48  $ 9.44  $ 9.21  $ 10.16
Total Return
(c)
Based on net asset value .................. 2.33%
(d)
8.69%
(e)
5.39%
(e)
7.36% (5.56)%
(e)
1.05%
Ratios to Average Net Assets
(f)
Total expen ses .........................
0.62%
(g)
0.63% 0.61% 0.67% 0.61% 0.59%
Total expenses after fees waived and/or reimbursed
0.61%
(g)
0.62% 0.61% 0.66% 0.60% 0.59%
Total expenses after fees waived and/or reimbursed
and excluding dividend expense, interest expense,
professional fees for foreign withholding taxes and
portfolio investment fees .................
0.51%
(g)
0.52% 0.53% 0.53% 0.51% 0.52%
Net investment income ...................
4.93%
(g)
5.09% 5.41% 5.02% 3.14% 2.33%
Supplemental Data
Net assets, end of period (000) .............. $ 15,961,220  $ 14,862,944  $ 13,357,524  $ 11,157,608  $ 9,296,084  $ 9,940,850
Portfolio turnover rate
(h)
.................... 553%
(i)
1,006%
(i)
1,117%
(i)
1,005%
(i)
894% 1,155%
Six Months
Ended
06/30/26
(unaudited)
Year Ended
12/31/25
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Portfolio turnover rate (excluding MDRs) ...............................
346% 635% 714% 728% 673% 755%

Notes to Consolidated Financial Statements
(unaudited)

Notes to Consolidated Financial Statements
1. ORGANIZATION
BlackRock Funds V (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Trust is organized as a Massachusetts business trust. The following, each of which is a series of the Trust, are referred to herein collectively as the “Funds” or individually as a “Fund”:
Each Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional and Class K Shares are sold only to certain eligible investors. Investor A and Investor C Shares bear certain expenses related to shareholder servicing of such shares, and Investor C Shares also bear certain expenses related to the distribution of such shares. Investor A and Investor C Shares are generally available through financial intermediaries. Investor C Shares automatically convert to Investor A Shares after approximately eight years. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor C shareholders may vote on material changes to the Investor A Shares distribution and service plan).
(a)
Investor A Shares may be subject to a CDSC for certain redemptions where no initial sales charge was paid at the time of purchase.
(b)
A CDSC of 1.00% is assessed on certain redemptions of Investor C Shares made within one year after purchase.
The Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, are included in a complex of funds referred to as the BlackRock Fixed-Income Complex.
Basis of Consolidation: The accompanying consolidated financial statements of Inflation Protected Bond includes the account of Cayman Inflation Protected Bond Portfolio,
Ltd. (the "Inflation Protected Bond Cayman Subsidiary"), which is a wholly-owned subsidiary of Inflation Protected Bond and primarily invests in commodity-related instruments and other derivatives. The Inflation Protected Bond Cayman Subsidiary enables Inflation Protected Bond to hold these commodity-related instruments and satisfy, regulated investment company tax requirements. Inflation Protected Bond may invest up to 25% of its total assets in the Inflation Protected Bond Cayman Subsidiary. The net assets of the Inflation Protected Bond Cayman Subsidiary as of period end were $467,653, which is less than 0.1% of Inflation Protected Bond’s consolidated net assets. Intercompany accounts and transactions, if any, have been eliminated.
The accompanying consolidated financial statements of Strategic Income Opportunities includes the account of BlackRock Cayman Strategic Income Opportunities Portfolio
II, Ltd. (the "Strategic Income Opportunities Cayman Subsidiary" or together with the Inflation Protected Bond Cayman Subsidiary, the "Cayman Subsidiaries"), which is a wholly-owned subsidiary of Strategic Income Opportunities and primarily invests in commodity-related instruments and other derivatives. The Strategic Income Opportunities
Cayman Subsidiary enables Strategic Income Opportunities to hold these commodity-related instruments and satisfy regulated investment company tax requirements.
Strategic Income Opportunities may invest up to 25% of its total assets in the Strategic Income Opportunities Cayman Subsidiary. The net assets of the Strategic Income
Opportunities Cayman Subsidiary as of period end were $92,305,368, which is 0.2% of Strategic Income Opportunities’ consolidated net assets. Intercompany accounts and transactions, if any, have been eliminated.
The accompanying consolidated financial statements of Strategic Income Opportunities includes the account of SIO Neptunite 2023-2 LLC, which is a wholly-owned subsidiary of Strategic Income Opportunities that invests in floating rate loan interests. The net assets of SIO Neptunite 2023-2 LLC as of period end were $43,518,939 which is 0.1% of Strategic Income Opportunities' consolidated net assets. Intercompany accounts and transactions, if any, have been eliminated.
SIO Neptunite 2023-2 LLC has entered into a credit agreement with Mizuho Bank, Ltd. that established a non-recourse, revolving credit facility with a maximum commitment of up to $200 million (the “Mizuho Facility”) as leverage for investment purposes. The Mizuho Facility has the following terms: an upfront fee of 0.15% of the maximum commitment and interest at a rate equal to three-month Secured Overnight Financing Rate (“SOFR”) on the date the loan is made plus 1.60% per annum on amounts borrowed. There are no commitment fees or unused fees associated with the Mizuho Facility. The agreement expires on August 1, 2026 unless extended or renewed. SIO
Neptunite 2023-2 LLC's borrowings are secured by eligible securities held in its portfolio of investments.
During the period, SIO Neptunite 2023-2 paid the upfront fee associated with the agreement. The upfront fees and interest associated with the agreement are included in the
Consolidated Statements of Operations as interest expense and fees, if any. Advances to SIO Neptunite 2023-2 LLC as of period end, if any, are shown in the Consolidated
Statements of Assets and Liabilities as bank borrowings. For the six months ended June 30, 2026, the maximum amount borrowed, the average daily borrowing and the weighted average interest rate, if any, under SIO Neptunite 2023-2 LLC’s credit agreement were as follows:
The accompanying consolidated financial statements of Strategic Income Opportunities includes the account of BR-SIP Subsidiary, LLC (the “Taxable Subsidiary” or together with the Cayman Subsidiaries and SIO Neptunite 2023-2 LLC the “Subsidiaries”), which is a wholly-owned taxable subsidiary of Strategic Income Opportunities. The Taxable
Fund Name Herein Referred To As
Diversification
Classification
BlackRock Inflation Protected Bond Portfolio ...................................... Inflation Protected Bond Diversified
BlackRock Strategic Income Opportunities Portfolio .................................. Strategic Income Opportunities Diversified
Share Class Initial Sales Charge
Contingent Deferred
Sales Charge (“CDSC”)
Conversion Privilege
Institutional and Class K Shares ................................... No No None
Investor A Shares ............................................ Yes No
(a)
None
Investor C Shares ........................................... No Yes
(b)
To Investor A Shares after
approximately 8 years
Maximum Amount
Borrowed Average Borrowing
Weighted Average Interest
Rates
SIO Neptunite 2023-2 ........................................................... $ 154 , 177 , 798 $ 154 , 177 , 798 4 . 92%

Notes to Consolidated Financial Statements
(unaudited) (continued)
2026
BlackRock Semi-Annual Financial Statements and Additional Information

Subsidiary enables Strategic Income Opportunities to hold certain pass-through investments and satisfy regulated investment company tax requirements. Income earned and gains realized on the investment held by the Taxable Subsidiary are taxable to such subsidiary. A tax provision for income, if any, is shown as income tax in the Consolidated
Statements of Operations for Strategic Income Opportunities. A tax provision for realized and unrealized gains, if any, is included as a reduction of realized and/or unrealized gain (loss) in the Consolidated Statements of Operations for Strategic Income Opportunities. Taxes payable or deferred as of June 30, 2026, if any, are disclosed in the
Consolidated Statements of Assets and Liabilities. Strategic Income Opportunities may invest up to 25% of its total assets in the Taxable Subsidiary. The net assets of the
Taxable Subsidiary as of period end were $111,073,466, which is 0.2% of Strategic Income Opportunities’ consolidated net assets. Intercompany accounts and transactions, if any, have been eliminated.
2. SIGNIFICANT ACCOUNTING POLICIES
The consolidated financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the consolidated financial statements, disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed (the
"trade dates"). Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Funds are informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities and payment-in-kind-interest, are recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.  For convertible securities, premiums attributable to the debt instrument are amortized, but premiums attributable to the conversion feature are not amortized.
Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Consolidated Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Consolidated Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of June 30, 2026 , if any, are disclosed in the  Consolidated Statements of Assets and Liabilities.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Consolidated Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash: The Funds may maintain cash at their custodian, which at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the  Consolidated Statements of
Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
Distributions:  Distributions from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates and made at least annually. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Net income and realized gains from investments held by the Cayman Subsidiary are treated as ordinary income for tax purposes. If a net loss is realized by the Cayman
Subsidiary in any taxable year, the loss will generally not be available to offset the Fund’s ordinary income and/or capital gains for that year.
Deferred Compensation Plan: Under the Deferred Compensation Plan (the “Plan”) approved by the Board, the  trustees who are not “interested persons” of the Funds, as defined in the 1940 Act (“Independent Trustees ”), may defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of certain funds in the BlackRock Fixed-Income Complex selected by the Independent Trustees . This has

Notes to Consolidated Financial Statements
(unaudited) (continued)

Notes to Consolidated Financial Statements
the same economic effect for the Independent  Trustees as if the Independent  Trustees had invested the deferred amounts directly in certain funds in the BlackRock Fixed-
Income Complex.
The Plan is not funded and obligations thereunder represent general unsecured claims against the general assets of each Fund, as applicable. Deferred compensation liabilities, if any, are included in the Trustees’ and Officer’s fees payable in the Consolidated Statements of Assets and Liabilities and will remain as a liability of the Funds until such amounts are distributed in accordance with the Plan. Net appreciation (depreciation) in the value of participants’ deferral accounts is allocated among the participating funds in the BlackRock Fixed-Income Complex and reflected as Trustee and Officer expense on the Consolidated Statements of Operations. The Trustee and Officer expense may be negative as a result of a decrease in value of the deferred accounts.
Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on their relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
Segment Reporting: The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within each
Fund’s consolidated financial statements.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) has approved the designation of each Fund’s Manager as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Equity investments (except ETF options, equity index options or those that are customized) traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded or, if a reported closing price is not available, the last traded price on the exchange or market on which the security or instrument is primarily traded at the time of valuation or last available bid (long positions) or ask (short positions) price.
Fixed-income investments and certain derivative instruments for which market quotations are readily available are generally valued using the last available bid price (including evaluated prices) provided by independent dealers or third-party pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more independent brokers or dealers as obtained from a third-party pricing service. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots of securities in certain asset classes may trade at lower prices than institutional round lots, and the value ultimately realized when the securities are sold could differ from the prices used by a fund.
The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.
Shares of underlying exchange-traded closed-end funds or other exchange-traded funds (“ETFs”) are valued at their most recent closing price. ETFs and closed-end funds traded on a recognized exchange for which there were no sales on that day may be valued at the last trade or last available bid (long positions) or ask (short positions) price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s net asset value (“NAV”).
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE based on that day’s prevailing forward exchange rate for the underlying currencies.
Exchange-traded options (except ETF options, equity index options or those that are customized) are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that the prior day’s price no longer reflects the fair value of the option. Customized exchange-traded equity options, ETF options, equity index options and over-the-counter (“OTC”) options and options on swaps (“swaptions”)
are valued by an independent pricing service using a mathematical model, which incorporates a number of market data factors, such as the trades and prices of the underlying instruments.

Notes to Consolidated Financial Statements
(unaudited) (continued)
2026
BlackRock Semi-Annual Financial Statements and Additional Information

Interest rate, credit default, inflation and currency swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate market data and discounted cash flows. Total return and equity swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using models that incorporate market trades and fair value of the underlying reference instruments.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair
Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value.
When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation
Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs:
(i) recent market transactions, including secondary market transactions, merger or acquisition activity and subsequent rounds of financing in the underlying investment or comparable issuers
(ii) recapitalizations and other transactions across the capital structure
(iii) market or relevant indices multiples of comparable issuers
(iv) future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks
(v) quoted prices for similar investments or assets in active markets
(vi) other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/
or default rates
(vii) audited or unaudited consolidated financial statements, investor communications and Private Company financial or operational metrics
(viii) relevant market news and other public sources.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing a market approach to determine the enterprise value of the company.
Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involves a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
Private Companies are not subject to public company disclosure, timing, and reporting standards applicable to other investments held by a Fund. Certain information made available by a Private Company is as of a date that is earlier than the date a Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

Notes to Consolidated Financial Statements
(unaudited) (continued)

Notes to Consolidated Financial Statements
As of June 30, 2026, certain investments of Strategic Income Opportunities were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
4. SECURITIES AND OTHER INVESTMENTS
Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.
For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie
Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.
Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of
God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.
Collateralized Debt Obligations: Collateralized debt obligations (“CDOs”), including collateralized bond obligations (“CBOs”) and collateralized loan obligations (“CLOs”), are types of asset-backed securities. A CDO is an entity that is backed by a diversified pool of debt securities (CBOs) or syndicated bank loans (CLOs). The cash flows of the CDO can be split into multiple segments, called “tranches,” which will vary in risk profile and yield. The riskiest segment is the subordinated or “equity” tranche. This tranche bears the greatest risk of defaults from the underlying assets in the CDO and serves to protect the other, more senior, tranches from default in all but the most severe circumstances. Since it is shielded from defaults by the more junior tranches, a “senior” tranche will typically have higher credit ratings and lower yields than their underlying securities, and often receive investment grade ratings from one or more of the nationally recognized rating agencies. Despite the protection from the more junior tranches, senior tranches can experience substantial losses due to actual defaults, increased sensitivity to future defaults and the disappearance of one or more protecting tranches as a result of changes in the credit profile of the underlying pool of assets.
Inflation-Indexed Bonds: Inflation-indexed bonds (other than municipal inflation-indexed and certain corporate inflation-indexed bonds) are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation rises or falls, the principal value of inflation-indexed bonds (other than municipal inflation-indexed and certain corporate inflation-indexed bonds) will be adjusted upward or downward, and consequently the interest payable on these securities
(calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Any upward or downward adjustment in the principal amount of an inflation-indexed bond is included as interest income in the Consolidated Statements of Operations, even though investors do not receive their principal until maturity.
Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal. With regard to municipal inflation-indexed bonds and certain corporate inflation-indexed bonds, the inflation adjustment is typically reflected in the semi-annual coupon payment. As a result, the principal value of municipal inflation-indexed bonds and such corporate inflation-indexed bonds does not adjust according to the rate of inflation.
Multiple Class Pass-Through Securities: Multiple class pass-through securities, including collateralized mortgage obligations (“CMOs”) and commercial mortgage-backed securities, may be issued by Ginnie Mae, U.S. Government agencies or instrumentalities or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by a pool of residential or commercial mortgage loans or Mortgage Assets. The payments on these are used to make payments on the CMOs or multiple pass-through securities. Multiple class pass-through securities represent direct ownership interests in the Mortgage
Assets. Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes and targeted amortization classes. IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages, the cash flow from which has been separated into interest and principal components. IOs receive the interest portion of the cash flow while POs receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the principal is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slower than anticipated, the life of the PO is lengthened and the yield to maturity is reduced. If the underlying Mortgage Assets experience greater than anticipated prepayments of principal, a fund’s initial investment in the IOs may not fully recoup.
Stripped Mortgage-Backed Securities: Stripped mortgage-backed securities are typically issued by the U.S. Government, its agencies and instrumentalities. Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest (IOs) and principal (POs) distributions on a pool of
Mortgage Assets. Stripped mortgage-backed securities may be privately issued.
Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.

Notes to Consolidated Financial Statements
(unaudited) (continued)
2026
BlackRock Semi-Annual Financial Statements and Additional Information

Capital Securities and Trust Preferred Securities: Capital securities, including trust preferred securities, are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics. In the case of trust preferred securities, an affiliated business trust of a corporation issues these securities, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The securities can be structured with either a fixed or adjustable coupon that can have either a perpetual or stated maturity date. For trust preferred securities, the issuing bank or corporation pays interest to the trust, which is then distributed to holders of these securities as a dividend. Dividends can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market. These securities generally are rated below that of the issuing company’s senior debt securities and are freely callable at the issuer’s option.
Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.
Warrants: Warrants entitle a fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the warrant expires, the warrant generally expires without any value and a fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.
Floating Rate Loan Interests: Floating rate loan interests are typically issued to companies (the “borrower”) by banks, other financial institutions, or privately and publicly offered corporations (the “lender”). Floating rate loan interests are generally non-investment grade, often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged or in bankruptcy proceedings. In addition, transactions in floating rate loan interests may settle on a delayed basis, which may result in proceeds from the sale not being readily available for a fund to make additional investments or meet its redemption obligations. Floating rate loan interests may include fully funded term loans or revolving lines of credit. Floating rate loan interests are typically senior in the corporate capital structure of the borrower. Floating rate loan interests generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. Since the rates reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the NAV of a fund to the extent that it invests in floating rate loan interests. The base lending rates are generally the lending rate offered by one or more European banks, such as SOFR, the prime rate offered by one or more U.S. banks or the certificate of deposit rate. Floating rate loan interests may involve foreign borrowers, and investments may be denominated in foreign currencies.
These investments are treated as investments in debt securities for purposes of a fund’s investment policies.
When a fund purchases a floating rate loan interest, it may receive a facility fee and when it sells a floating rate loan interest, it may pay a facility fee. On an ongoing basis, a fund may receive a commitment fee based on the undrawn portion of the underlying line of credit amount of a floating rate loan interest. Facility and commitment fees are typically amortized to income over the term of the loan or term of the commitment, respectively. Consent and amendment fees are recorded to income as earned. Prepayment penalty fees, which may be received by a fund upon the prepayment of a floating rate loan interest by a borrower, are recorded as realized gains. A fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.
Floating rate loan interests are usually freely callable at the borrower’s option. A fund may invest in such loans in the form of participations in loans (“Participations”) or assignments (“Assignments”) of all or a portion of loans from third parties. Participations typically will result in a fund having a contractual relationship only with the lender, not with the borrower. A fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Participations, a fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of offset against the borrower. A fund may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, a fund assumes the credit risk of both the borrower and the lender that is selling the Participation. A fund’s investment in loan participation interests involves the risk of insolvency of the financial intermediaries who are parties to the transactions. In the event of the insolvency of the lender selling the
Participation, a fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower. Assignments typically result in a fund having a direct contractual relationship with the borrower, and a fund may enforce compliance by the borrower with the terms of the loan agreement.

Notes to Consolidated Financial Statements
(unaudited) (continued)

Notes to Consolidated Financial Statements
In connection with floating rate loan interests, the Funds may also enter into unfunded floating rate loan interests (“commitments”). In connection with these commitments, a fund earns a commitment fee, typically set as a percentage of the commitment amount. Such fee income, which is included in interest income in the Consolidated
Statements of Operations, is recognized ratably over the commitment period. Unfunded floating rate loan interests are marked-to-market daily, and any unrealized appreciation (depreciation) is included in the Consolidated Statements of Assets and Liabilities and Consolidated Statements of Operations. As of period end, Strategic
Income Opportunities had the following unfunded floating rate loan interests:
TBA Commitments: TBA commitments are forward agreements for the purchase or sale of securities, including mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. When entering into TBA commitments, a fund may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date, if there are expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.
In order to better define contractual rights and to secure rights that will help a fund mitigate its counterparty risk, TBA commitments may be entered into by a fund under
Master Securities Forward Transaction Agreements (each, an “MSFTA”). An MSFTA typically contains, among other things, collateral posting terms and netting provisions in the event of default and/or termination event. The collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of the collateral currently pledged by a fund and the counterparty. Cash collateral that has been pledged to cover the obligations of a fund and cash collateral received from the counterparty, if any, is reported separately in the Consolidated Statements of Assets and Liabilities as cash pledged as collateral for TBA commitments or cash received as collateral for TBA commitments, respectively. Non-cash collateral pledged by a fund, if any, is noted in the
Consolidated Schedules of Investments. Typically, a fund is permitted to sell, re-pledge or use the collateral it receives; however, the counterparty is not permitted to do so.
To the extent amounts due to a fund are not fully collateralized, contractually or otherwise, a fund bears the risk of loss from counterparty non-performance.
Mortgage Dollar Roll Transactions : The Funds may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and a fund realizes gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities.
Fund Name Borrower Par
Commitment
Amount Value
Unrealized
Appreciation
(Depreciation)
Strategic Income
Opportunities AS HC LP - Note A - Assignment, Delayed Draw 1st Lien Term Loan $ 1,166,692 $ 1,082,585 $ 1,080,020 $ (2,565)
Strategic Income
Opportunities CML Project Crabtree, Delayed Draw 1st Lien Term Loan ...... 5,062,507 5,029,601 5,048,610 19,009
Strategic Income
Opportunities CML The Ben, Delayed Draw 1st Lien Term Loan ........... 1,255,652 1,243,723 1,244,241 518
Strategic Income
Opportunities Coreweave Acq Co. IV LLC, Delayed Draw 1st Lien Term Loan .. 16,137 15,895 15,875 (20)
Strategic Income
Opportunities
Coreweave Financing DDTL V LLC, Delayed Draw 1st Lien Term
Loan ......................................... 48,233,290 47,750,958 49,187,827 1,436,869
Strategic Income
Opportunities CP Iris Holdco I, Inc., Delayed Draw 1st Lien Term Loan ....... 9,530 9,530 9,039 (491)
Strategic Income
Opportunities CTP-02 Propco LLC ............................... 3,952,596 3,839,592 3,951,281 111,689
Strategic Income
Opportunities Findango Mezz Revolving, 1st Lien Term Loan ............. 10,750,000 12,287,666 12,329,625 41,959
Strategic Income
Opportunities Goodarz Holding Co. SARL, Delayed Draw 1st Lien Term Loan .. 3,815,777 4,175,084 4,179,195 4,111
Strategic Income
Opportunities Indigo, Delayed Draw 1st Lien Term Loan ................ 87,293,320 86,420,387 87,293,320 872,933
Strategic Income
Opportunities Kaman Corp., Delayed Draw 1st Lien Term Loan ............ 666,159 665,327 664,748 (579)
Strategic Income
Opportunities Montage Hotels & Resorts LLC, Revolving 1st Lien Term Loan .. 1,275,802 1,275,802 1,210,481 (65,321)
Strategic Income
Opportunities Raven Acquisition Holdings LLC, Delayed Draw 1st Lien Term Loan 34,568 34,395 34,083 (312)
Strategic Income
Opportunities Seashell Bidco SL, Facility 1st Lien Term Loan B ............ 6,810,075 7,166,343 7,166,343 –
Strategic Income
Opportunities Signia Aerospace LLC, Delayed Draw 1st Lien Term Loan ..... 18,799 18,752 18,788 36
Strategic Income
Opportunities Vehis Auto Leasing Dac Mezz, 1st Lien Term Loan .......... 59,874,361 15,916,413 15,916,413 –
$ 2,417,836

Notes to Consolidated Financial Statements
(unaudited) (continued)
2026
BlackRock Semi-Annual Financial Statements and Additional Information

Commitments: Commitments are agreements to acquire an investment at a future date (subject to conditions) in connection with a potential public or non-public offering.
Such agreements may obligate a fund to make future cash payments. As of June 30, 2026 , Strategic Income Opportunities had outstanding commitments of $229,987,397 and GBP466,600. These commitments are not included in the net assets of Strategic Income Opportunities as of June 30, 2026 .
Borrowed Bond Agreements: Repurchase agreements may be referred to as borrowed bond agreements when entered into in connection with short sales of bonds. In a borrowed bond agreement, a fund borrows a bond from a counterparty in exchange for cash collateral. The agreement contains a commitment that the security and the cash will be returned to the counterparty and a fund at a mutually agreed upon date. Certain agreements have no stated maturity and can be terminated by either party at any time. Earnings on cash collateral and compensation to the lender of the bond are based on agreed upon rates between a fund and the counterparty. The value of the underlying cash collateral approximates the market value and accrued interest of the borrowed bond. To the extent that a borrowed bond transaction exceeds one business day, the value of the cash collateral in the possession of the counterparty is monitored on a daily basis to ensure the adequacy of the collateral. As the market value of the borrowed bond changes, the cash collateral is periodically increased or decreased with a frequency and in amounts prescribed in the borrowed bond agreement. A fund may also experience delays in gaining access to the collateral.
Reverse Repurchase Agreements: Reverse repurchase agreements are agreements with qualified third-party broker dealers in which a fund sells securities to a bank or broker-dealer and agrees to repurchase the same securities at a mutually agreed upon date and price. A fund receives cash from the sale to use for other investment purposes. During the term of the reverse repurchase agreement, a fund continues to receive the principal and interest payments on the securities sold. Certain agreements have no stated maturity and can be terminated by either party at any time. Interest on the value of the reverse repurchase agreements issued and outstanding is based upon competitive market rates determined at the time of issuance. A fund may utilize reverse repurchase agreements when it is anticipated that the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. Reverse repurchase agreements involve leverage risk. If a fund suffers a loss on its investment of the transaction proceeds from a reverse repurchase agreement, a fund would still be required to pay the full repurchase price. Further, a fund remains subject to the risk that the market value of the securities repurchased declines below the repurchase price. In such cases, a fund would be required to return a portion of the cash received from the transaction or provide additional securities to the counterparty.
Cash received in exchange for securities delivered plus accrued interest due to the counterparty is recorded as a liability in the Consolidated Statements of Assets and
Liabilities at face value including accrued interest. Due to the short-term nature of the reverse repurchase agreements, face value approximates fair value. Interest payments made by a fund to the counterparties are recorded as a component of interest expense in the Consolidated Statements of Operations. In periods of increased demand for the security, a fund may receive a fee for the use of the security by the counterparty, which may result in interest income to a fund.
For the six months ended June 30, 2026, the average daily amount of reverse repurchase agreements outstanding and the weighted average interest rates for the Funds were as follows:
Reverse repurchase transactions are entered into by a fund under Master Repurchase Agreements (each, an “MRA”), which permit a fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from a fund. With reverse repurchase transactions, typically a fund and counterparty under an MRA are permitted to sell, re-
pledge, or use the collateral associated with the transaction. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, a fund receives or posts securities and cash as collateral with a market value in excess of the repurchase price to be paid or received by a fund upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRA counterparty, a fund is considered an unsecured creditor to the extent that the aggregate market value of the cash collateral and the purchased securities it holds is less than the repurchase price. As such, the receipt of any shortfall or any closeout amount owed to a fund upon termination of the MRA could be delayed or not received at all.
As of period end, the following table is a summary of Inflation Protected Bond’s open reverse repurchase agreements by counterparty which are subject to offset under an
MRA on a net basis:
Fund Name
Average
Amount Outstanding
Weighted
Average Interest
Rates
Inflation Protected Bond ........................................................................... $ 111,363,876 3 .69%
Strategic Income Opportunities ...................................................................... 252,040,534 5 .62
Counterparty
Reverse Repurchase
Agreements
Fair Value of Non-Cash
Collateral Pledged Including
Accrued Interest
(a) (a)
Cash Collateral
Pledged/Received Net Amount
(b) (b)
BlackRock Inflation Protected Bond Portfolio
Fixed Income Clearing Corporation - US Bancorp ...... $ (58,513,546) $ 58,248,742 $ — $ (264,804)
HSBC Securities (USA), Inc. .................... (33,163,436) 33,163,436 — —
$ (91,676,982) $ 91,412,178 $ — $ (264,804)
(a)
Collateral with a value of $91,431,143 has been pledged in connection with open reverse repurchase agreements.
(b)
Net amount represents the net amount payable due to the counterparty in the event of default.

Notes to Consolidated Financial Statements
(unaudited) (continued)

Notes to Consolidated Financial Statements
As of period end, the following table is a summary of Strategic Income Opportunities’ open borrowed bond agreements by counterparty which are subject to offset under an
MRA on a net basis:
When a fund enters into an MRA and International Swaps and Derivatives Association, Inc. (an “ISDA”) and/or Master Securities Lending Agreements (“MSLA”) with the same counterparty, the agreements may contain a set-off provision allowing a fund to offset a net amount payable with a net amount receivable upon default of the counterparty.
Bankruptcy or insolvency laws of a particular jurisdiction may restrict or prohibit the right of offset in bankruptcy, insolvency or other events. For example, regardless of the contractual rights included in an MRA, such laws may prohibit a fund from setting off amounts owed to a defaulting counterparty under an MRA against amounts owed to a fund by affiliates of the defaulting counterparty. However, the insolvency regimes of many jurisdictions generally permit set-off of simultaneous payables and receivables with the same legal entity under certain types of financial contracts. These rules would apply upon a default of the legal entity, regardless of the existence of a contractual set-off right in those contracts.
In the event the counterparty of securities under an MRA files for bankruptcy or becomes insolvent, a fund’s use of the proceeds from the agreement may be restricted while the counterparty, or its trustee or receiver, determines whether or not to enforce a fund’s obligation to repurchase the securities.
Short Sale Transactions: In short sale transactions, a fund sells a security it does not hold in anticipation of a decline in the market price of that security. When a fund makes a short sale, it will borrow the security sold short (borrowed bond) and deliver the fixed-income security to the counterparty to which it sold the security short. An amount equal to the proceeds received by a fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale. A fund is required to repay the counterparty interest on the security sold short, which, if applicable, is included in interest expense in the Consolidated
Statements of Operations. A fund is exposed to market risk based on the amount, if any, that the market value of the security increases beyond the market value at which the position was sold. Thus, a short sale of a security involves the risk that instead of declining, the price of the security sold short will rise. The short sale of securities involves the possibility of an unlimited loss since there is an unlimited potential for the market price of the security sold short to increase. A gain is limited to the price at which a fund sold the security short. A realized gain or loss is recognized upon the termination of a short sale if the market price is either less than or greater than the proceeds originally received. There is no assurance that a fund will be able to close out a short position at a particular time or at an acceptable price.
Counterparty
Borrowed Bond
Agreements
(a)
Reverse Repurchase
Agreements
Borrowed Bonds at
Value including Accrued
Interest
(b)
Exposure Due (to/from
Counterpartybefore
Collateral
Non-Cash Collateral
Received
Barclays Bank plc ........................ $ 94,863,357 $ (2,101,309) $ (96,305,643) $ (3,543,595) $ —
BNP Paribas SA ......................... 92,464,331 — (93,753,331) (1,289,000) —
BofA Securities .......................... 25,430,169 — (25,392,982) 37,187 —
Citigroup Global Markets Ltd. ................. 685,219 — (673,522) 11,697 —
Citigroup Global Markets, Inc. ................ 34,198,125 — (34,036,871) 161,254 —
Deutsche Bank AG ........................ 11,795,402 — (11,679,269) 116,133 —
Fixed Income Clearing Corporation - MS ......... — (47,932,925) — (47,932,925) —
J.P. Morgan Securities LLC .................. 7,715,250 — (7,755,100) (39,850) —
J.P. Morgan Securities plc ................... 12,677,467 — (12,977,740) (300,273) —
Morgan Stanley & Co. International ............. — (2,793,916) — (2,793,916) —
Morgan Stanley & Co. LLC .................. 6,431,042 — (6,369,374) 61,668 —
Nomura Securities International ............... 1,891,875 — (1,903,539) (11,664) —
RBC Capital Markets LLC ................... 17,988,922 (9,831,664) (18,032,503) (9,875,245) —
RBC Europe Ltd. ......................... 24,427,037 — (25,155,320) (728,283) —
$ 330,568,196 $ (62,659,814) $ (334,035,194) $ (66,126,812) $ —
Counterparty
Cash
Collateral Received
Non-Cash Collateral
Pledged Including Accrued
Interest
Cash
Collateral Pledged
Net Collateral
(Received)/
Pledged
(c)
Net Exposure Due (to)/
from Counterparty
(d)
Barclays Bank plc ........................ $ — $ 3,472,996 $ — $ 3,472,996 $ (70,599)
BNP Paribas SA ......................... — — — — (1,289,000)
BofA Securities .......................... — — — — 37,187
Citigroup Global Markets Ltd. ................. — — — — 11,697
Citigroup Global Markets, Inc. ................ — — — — 161,254
Deutsche Bank AG ........................ (116,133) — — (116,133) —
Fixed Income Clearing Corporation - MS ......... — 47,884,451 — 47,884,451 (48,474)
J.P. Morgan Securities LLC .................. — — — — (39,850)
J.P. Morgan Securities plc ................... — — — — (300,273)
Morgan Stanley & Co. International ............. — 2,793,916 — 2,793,916 —
Morgan Stanley & Co. LLC .................. (1,000) — — (1,000) 60,668
Nomura Securities International ............... — — — — (11,664)
RBC Capital Markets LLC ................... — 9,517,634 — 9,517,634 (357,611)
RBC Europe Ltd. ......................... — — — — (728,283)
$ (117,133) $ 63,668,997 $ — $ 63,551,864 $ (2,574,948)
(a)
Included in Investments at value-unaffiliated in the Consolidated Statements of Assets and Liabilities.
(b)
Includes accrued interest on borrowed bonds in the amount of $3,432,367 which is included in interest expense payable in the Consolidated Statements of Assets and Liabilities.
(c)
Net collateral, including accrued interest, with a value of $62,986,930 has been pledged in connection with open reverse repurchase agreements. Excess of net collateral pledged to the individual counterparty is not shown for financial reporting purposes.
(d)
Net exposure represents the net receivable (payable) that would be due from/to the counterparty in the event of default.

Notes to Consolidated Financial Statements
(unaudited) (continued)
2026
BlackRock Semi-Annual Financial Statements and Additional Information

Securities Lending:  Certain Funds may lend their securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Funds collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. Government.
The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S.
exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral is returned by the Fund, on the next business day. During the term of the loan, the Funds are entitled to all distributions made on or in respect of the loaned securities, but do not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock
Investment Management, LLC (“BIM”), if any, is disclosed in the Consolidated Schedules of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Funds’ Consolidated Schedules of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the Consolidated Statements of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.
Securities lending transactions are entered into by the Funds under MSLA, which provide the right, in the event of default (including bankruptcy or insolvency), for the non-
defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. Derivative Financial Instruments
The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Funds and/or to manage their exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Consolidated Schedules of Investments. These contracts may be transacted on an exchange or OTC.
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk), foreign currencies (foreign currency exchange rate risk), bitcoin (commodity risk) or to the applicable commodities market (commodities price risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment
As of period end, the following table is a summary of the Strategic Income Opportunities' securities on loan by counterparty which are subject to offset under an MSLA:
Fund Name/Counterparty
Securities
Loaned at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
Net
Amount
(b)
Strategic Income Opportunities
Barclays Capital, Inc. .......................... $ 101,037,096 $ (101,037,096) $ — $ —
BMO Capital Markets Corp. ...................... 881,349 (881,349) — —
Citigroup Global Markets, Inc. .................... 208,840,986 (208,840,986) — —
Deutsche Bank Securities, Inc. ................... 5,144,614 (5,144,614) — —
Goldman Sachs & Co. LLC ...................... 23,378,153 (23,049,341) — 328,812
J.P. Morgan Securities LLC ...................... 42,198,006 (42,198,006) — —
Jefferies LLC ............................... 3,849,849 (3,841,345) — 8,504
Morgan Stanley .............................. 101,420,445 (101,420,445) — —
National Financial Services LLC ................... 15,868,800 (15,868,800) — —
State Street Bank & Trust Co. .................... 438,711 (438,711) — —
TD Securities (USA) LLC ....................... 9,526,986 (9,526,986) — —
UBS Securities LLC ........................... 231,051 (231,051) — —
$ 512,816,046 $ (512,478,730) $ — $ 337,316
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund's Consolidated
Statement of Assets and Liabilities.
(b)
The market value of the loaned securities is determined as of June 30, 2026. Additional collateral is delivered to the Fund subsequent to period end in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by the counterparty.

Notes to Consolidated Financial Statements
(unaudited) (continued)

Notes to Consolidated Financial Statements
of a cash amount on the settlement date. Strategic Income Opportunities may invest in cash-settled bitcoin futures that are traded on commodity exchanges registered with the Commodity Futures Trading Commission. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Consolidated Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Consolidated Schedules of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Consolidated Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Consolidated Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Consolidated Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Forward Foreign Currency Exchange Contracts : Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Funds are denominated and in some cases, may be used to obtain exposure to a particular market. The contracts are traded OTC and not on an organized exchange.
The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Consolidated Statements of Assets and
Liabilities. When a contract is closed, a realized gain or loss is recorded in the Consolidated Statements of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the Consolidated Statements of
Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for
OTC derivatives in the Consolidated Statements of Assets and Liabilities. The Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.
Options: The Funds may purchase and write call and put options to increase or decrease their exposure to the risks of underlying instruments, including equity risk, interest rate risk and/or commodity price risk and/or, in the case of options written, to generate gains from options premiums.
A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised) the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period.
Premiums paid on options purchased and premiums received on options written, as well as the daily fluctuation in market value, are included in investments at value
– unaffiliated and options written at value, respectively, in the Consolidated Statements of Assets and Liabilities. When an instrument is purchased or sold through the exercise of an option, the premium is offset against the cost or proceeds of the underlying instrument. When an option expires, a realized gain or loss is recorded in the
Consolidated Statements of Operations to the extent of the premiums received or paid. When an option is closed or sold, a gain or loss is recorded in the Consolidated
Statements of Operations to the extent the cost of the closing transaction exceeds the premiums received or paid. When the Funds write a call option, such option is typically
“covered,” meaning that they hold the underlying instrument subject to being called by the option counterparty. When the Funds write a put option, cash is segregated in an amount sufficient to cover the obligation. These amounts, which are considered restricted, are included in cash pledged as collateral for options written in the Consolidated
Statements of Assets and Liabilities.
Swaptions – The Funds may purchase and write swaptions primarily to preserve a return or spread on a particular investment or portion of the Funds’ holdings, as a duration management technique or to protect against an increase in the price of securities it anticipates purchasing at a later date. The purchaser and writer of a swaption is buying or granting the right to enter into a previously agreed upon interest rate or credit default swap agreement (interest rate risk and/or credit risk) at any time before the expiration of the option.
Foreign currency options - The Funds may purchase and write foreign currency options, foreign currency futures and options on foreign currency futures to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk). Foreign currency options give the purchaser the right to buy from or sell to the writer a foreign currency at any time before the expiration of the option.
Barrier options – The Funds may purchase and write a variety of options with non-standard payout structures or other features (“barrier options”) that are generally traded OTC.
The Funds may invest in various types of barrier options, including down-and-out options, down-and-in options, double no-touch options, one-touch options, instant one-touch options, up-and-out options and up-and-in options. Down-and-out options expire worthless to the purchaser if the price of the underlying instrument falls below a specific barrier price level prior to the expiration date. Down-and-in options expire worthless to the purchaser unless the price of the underlying instrument falls below a specific barrier price level prior to the expiration date. Double no-touch options provide the purchaser an agreed-upon payout if the price of the underlying instrument does not reach or surpass predetermined barrier price levels prior to the option’s expiration date. One-touch options and instant one-touch options provide the purchaser an agreed-upon payout if the price of the underlying instrument reaches or surpasses predetermined barrier price levels prior to the expiration date. Up-
and-out options expire worthless to the purchaser if the price of the underlying instrument increases beyond a predetermined barrier price level prior to the expiration date. Up-and-in options can only be exercised when the price of the underlying instrument increases beyond a predetermined barrier price level.

Notes to Consolidated Financial Statements
(unaudited) (continued)
2026
BlackRock Semi-Annual Financial Statements and Additional Information

In purchasing and writing options, the Funds bear the risk of an unfavorable change in the value of the underlying instrument or the risk that they may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Funds purchasing or selling a security when they otherwise would not, or at a price different from the current market value.
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Funds and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Consolidated
Statements of Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation)
on OTC swaps in the Consolidated Statements of Assets and Liabilities. Payments received or paid are recorded in the Consolidated Statements of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Consolidated Statements of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Funds’ basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the CCP becomes the Funds’ counterparty on the swap. Each Fund is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, each Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Consolidated Schedules of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the
Consolidated Statements of Assets and Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Consolidated Statements of Assets and Liabilities. Pursuant to the contract, each Fund agrees to receive from or pay to the broker variation margin. Variation margin is recorded as unrealized appreciation (depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Consolidated Statements of Assets and Liabilities. Payments received from (paid to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the
Consolidated Statements of Operations, including those at termination.
Credit default swaps — Credit default swaps are entered into to manage exposure to the market or certain sectors of the market, to reduce risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which a fund is not otherwise exposed (credit risk).
The Funds may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring). As a buyer, if an underlying credit event occurs, the Funds will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Funds will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.
Equity and Total return swaps — Equity and total return swaps are entered into to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices)
(equity risk, commodity price risk and/or interest rate risk).
Equity swaps are designed to function as direct economic investments in long or short equity positions. This means that a fund will receive the economic benefits and risks equivalent to direct investment in these positions, subject to certain adjustments due to events related to the counterparty. Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and paid. Equity swaps incur interest charges and credits (“financing fees”) related to the notional value of the position. These interest charges and credits are based on a specified benchmark rate plus or minus a specified spread.
Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument, or basket of underlying instruments, in exchange for fixed or floating rate interest payments. If the total return of the instrument(s) or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Funds receive payment from or make a payment to the counterparty.
Interest rate swaps — Interest rate swaps are entered into to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate (interest rate risk).
Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. In more complex interest rate swaps, the notional principal amount may decline (or amortize) over time.
Forward swaps — The Funds may enter into forward interest rate swaps and forward total return swaps. In a forward swap, each Fund and the counterparty agree to make periodic net payments beginning on a specified date or a net payment at termination.
Inflation swaps — Inflation swaps are entered into to gain or reduce exposure to inflation (inflation risk). In an inflation swap, one party makes fixed interest payments on a notional principal amount in exchange for another party’s variable payments based on an inflation index, such as the Consumer Price Index.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Consolidated Statements of
Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its

Notes to Consolidated Financial Statements
(unaudited) (continued)

Notes to Consolidated Financial Statements
obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, a Fund may enter into an International
Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master
Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund(s) and the counterparty.
Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately in the Consolidated
Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Consolidated Schedules of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Funds. Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Funds from the counterparty are not fully collateralized, each Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stand ready to perform under the terms of their agreement with such counterparty, each Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Consolidated
Statements of Assets and Liabilities.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Trust, on behalf of  the Funds , entered into an Investment Advisory Agreement with the Manager, the Funds’ investment adviser and an indirect, majority-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund.
For such services, Inflation Protected Bond pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of Inflation
Protected Bond’s net assets:
For such services, Strategic Income Opportunities pays the Manager a monthly fee, based on the average daily net assets that are attributable to Strategic Income
Opportunities' direct investments in fixed-income and equity securities and instruments, including ETFs advised by the Manager or other investment advisers, other investments, and cash and cash equivalents (including money market funds, whether advised by the Manager or other investment advisers) and excludes investments in other BlackRock equity and/or fixed-income mutual funds, at the following annual rates:
The Manager provides investment management and other services to the Subsidiaries. The Manager does not receive separate compensation from the Subsidiaries for providing investment management or administrative services. However, the Funds pay the Manager based on the Funds' net assets, which includes the assets of the
Subsidiaries.
With respect to each Fund, the Manager entered into separate sub-advisory agreements with each of BlackRock International Limited (“BIL”) and BlackRock (Singapore)
Limited ("BSL") (collectively, the “Sub-Advisers”), each an affiliate of the Manager. The Manager pays BIL and BSL for services they provide for that portion of each Fund for which BIL and BSL, as applicable, acts as Sub-Adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by each Fund to the Manager.
Average Daily Net Assets
Investment
Advisory Fees
First $1 billion ......................................................................................................... 0.250%
$1 billion - $3 billion ..................................................................................................... 0.240
$3 billion - $5 billion ..................................................................................................... 0.230
$5 billion - $10 billion .................................................................................................... 0.220
Greater than $10 billion ................................................................................................... 0.210
Average Daily Net Assets
Investment
Advisory Fees
First $1 billion ......................................................................................................... 0.550%
$1 billion - $2 billion ..................................................................................................... 0.500
$2 billion - $3 billion ..................................................................................................... 0.475
$3 billion - $35 billion .................................................................................................... 0.450
Greater than $35 billion ................................................................................................... 0.430

Notes to Consolidated Financial Statements
(unaudited) (continued)
2026
BlackRock Semi-Annual Financial Statements and Additional Information

Service and Distribution Fees:  The Trust , on behalf of  each Fund , entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments,
LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of each Fund as follows:
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Funds. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.
For the six months ended June 30, 2026, the following table shows the class specific service and distribution fees borne directly by each share class of each Fund:
Administration: The Trust, on behalf of each Fund, entered into an Administration Agreement with the Manager, an indirect, majority-owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of each Fund. The administration fee, which is shown as administration in the Consolidated Statements of Operations, is paid at the annual rates below.
In addition, the Manager charges each of the share classes an administration fee, which is shown as administration — class specific in the Consolidated Statements of
Operations, at an annual rate of 0.02% of the average daily net assets of each respective class.
For the six months ended June 30, 2026, the following table shows the class specific administration fees borne directly by each share class of each Fund:
Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the  six months  ended  June 30, 2026 , the Funds  paid the following amounts to affiliates of BlackRock in return for these services, which are included in transfer agent — class specific in the Consolidated Statements of Operations:
The Manager maintains a call center that is responsible for providing certain shareholder services to the Funds. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the six months ended June 30, 2026, each Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Consolidated Statements of Operations:
For the six months ended June 30, 2026, the following table shows the class specific transfer agent fees borne directly by each share class of each Fund:
Other Fees: For the  six months ended  June 30, 2026 , affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of each Fund’s Investor
A Shares as follows:
Share Class Service Fees Distribution Fees
Investor A ................................................................................................. 0 .25% — %
Investor C ................................................................................................. 0 .25 0 .75
Fund Name Investor A Investor C Total
Inflation Protected Bond ............................................................................ $ 304,733 $ 59,995 $ 364,728
Strategic Income Opportunities ....................................................................... 1,098,417 351,223 1,449,640
Average Daily Net Assets Administration Fees
First $500 million ...................................................................................................... 0.0425%
$500 million - $1 billion .................................................................................................. 0.0400
$1 billion - $2 billion .................................................................................................... 0.0375
$2 billion - $4 billion .................................................................................................... 0.0350
$4 billion - $13 billion ................................................................................................... 0.0325
Greater than $13 billion .................................................................................................. 0.0300
Fund Name Institutional Investor A Investor C Class K Total
Inflation Protected Bond ........................................................... $ 94,414 $ 24,379 $ 1,200 $ 54,268 $ 174,261
Strategic Income Opportunities ...................................................... 3,023,222 87,873 7,025 1,543,419 4,661,539
Fund Name Institutional
Inflation Protected Bond ..................................................................................................... $ 95,009
Strategic Income Opportunities ................................................................................................ 162,176
Fund Name Institutional Investor A Investor C Class K Total
Inflation Protected Bond ........................................................... $ 1,485 $ 3,204 $ 560 $ 1,037 $ 6,286
Strategic Income Opportunities ...................................................... 22,917 5,640 1,404 11,577 41,538
Fund Name Institutional Investor A Investor C Class K Total
Inflation Protected Bond ........................................................... $ 917,446 $ 359,348 $ 6,950 $ 10,991 $ 1,294,735
Strategic Income Opportunities ...................................................... 13,730,701 426,295 25,858 11,577 14,194,431
Fund Name Other Fees
Inflation Protected Bond .................................................................................................... $ 716
Strategic Income Opportunities ............................................................................................... 8,211

Notes to Consolidated Financial Statements
(unaudited) (continued)

Notes to Consolidated Financial Statements
For the six months ended June 30, 2026, affiliates received CDSCs as follows:
Expense Limitations, Waivers, and Reimbursements: With respect to each Fund, the Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through
June 30, 2027. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of a Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. These amounts are included in fees waived and/or reimbursed by the Manager in the Consolidated Statements of
Operations. For the  six months ended June 30, 2026 , the amounts waived were as follows:
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of Inflation Protected Bond's assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2027. The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of Strategic Income Opportunities' assets invested in (i) affiliated equity and fixed-income exchange-traded funds that have a contractual management fee and (ii) other exchange-traded products sponsored by BlackRock or its affiliates, through June 30, 2027. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of a Fund. These amounts are included in fees waived and/or reimbursed by the Manager in the Consolidated Statements of Operations. For the six months ended June 30, 2026, the amounts waived in investment advisory fees pursuant to these arrangements were as follows:
With respect to each Fund, the Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit net total annual operating expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2027, unless approved by the Board, including a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of a Fund. For the six months ended June 30, 2026, the amounts included in fees waived and/or reimbursed by the Manager in the Consolidated Statements of Operations were as follows:
In addition, these amounts waived and/or reimbursed by the Manager are included in administration fees waived by the Manager — class specific and transfer agent fees waived and/or reimbursed by the Manager — class specific, respectively, in the Consolidated Statements of Operations. For the six months ended June 30, 2026, class specific expense waivers and/or reimbursements were as follows:
Securities Lending:  The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The
Funds are responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is
Fund Name Investor A Investor C
Inflation Protected Bond ......................................................................................... $ – $ 99
Strategic Income Opportunities .................................................................................... 5,353 2,447
Fund Name
Fees Waived
and/or
Reimbursed
by the Manager
Inflation Protected Bond .................................................................................................... $ 3,122
Strategic Income Opportunities ............................................................................................... 341,531
Fund Name
Fees Waived
and/or
Reimbursed
by the Manager
Strategic Income Opportunities ............................................................................................... $ 1,849,019
Fund Name Institutional Investor A Investor C Class K
Inflation Protected Bond ................................................................. 0 .34% 0 .59% 1 .34% 0 .29%
Strategic Income Opportunities ............................................................ 0 .65 0 .90 1 .65 N/A
Fund Name
Fees Waived
and/or
Reimbursed
by the
Manager
Inflation Protected Bond ...................................................................................................... $ 232,775
Fund Name/Share Class
Administration Fees
Waived by the Manager
— Class Specific
Transfer Agent Fees
Waived and/or
Reimbursed by
the Manager
— Class Specific
Inflation Protected Bond
Institutional .................................................................................... $ 94,414 $ 681,579
Investor A ..................................................................................... 24,379 298,440
Investor C ..................................................................................... 1,200 3,952
Class K ...................................................................................... 54,268 10,990
$ 174,261 $ 994,961

Notes to Consolidated Financial Statements
(unaudited) (continued)
2026
BlackRock Semi-Annual Financial Statements and Additional Information

invested in a money market fund, BlackRock Cash Funds: Institutional, managed by the Manager or its affiliates. However, BIM has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Funds bear to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been reinvested may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, the money market fund will impose a mandatory liquidity fee if the money market fund’s total net redemptions on a single day exceed 5% of the money market fund’s net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. The money market fund will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If the money market fund cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Strategic Income Opportunities retains a portion of the securities lending income and remits the remaining portion to
BIM as compensation for its services as securities lending agent.
Pursuant to the securities lending agreement effective as of January 1, 2026, Strategic Income Opportunities retains 82% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Fixed-Income Complex in a calendar year exceeds a specific threshold, Strategic Income Opportunities, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 85% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
Pursuant to the securities lending agreement effective as of January 1, 2025, identical securities lending arrangements were in place for the Fund for the calendar year ended
December 31, 2025.
The share of securities lending income earned by Strategic Income Opportunities is shown as securities lending income — affiliated — net in the Consolidated Statements of Operations. For the six months ended June 30, 2026, Strategic Income Opportunities paid BIM $397,937 for securities lending agent services.
Trustees and Officers:  Certain trustees and/or officers of the  Trust  are directors and/or officers of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the  Trust’s Chief Compliance Officer, which is included in Trustees  and Officer in the Consolidated Statements of Operations.
7. PURCHASES AND SALES
For the six months ended June 30, 2026, purchases and sales of investments, including paydowns/payups and mortgage dollar rolls, and excluding short-term securities, were as follows:
For the six months ended June 30, 2026, purchases and sales related to mortgage dollar rolls were as follows:
8. INCOME TAX INFORMATION
It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S.
federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Funds as of June 30, 2026, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ consolidated financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these consolidated financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
U.S. Government Securities Other Securities
Fund Name Purchases Sales Purchases Sales
Inflation Protected Bond ................................................. $ 865,882,098 $ 1,055,099,148 $ 109,387,221 $ 70,386,980
Strategic Income Opportunities ............................................ 263,901,909,646 265,080,264,581 29,977,678,945 29,363,620,559
Fund Name Purchases Sales
Inflation Protected Bond ................................................................................. $ 252,966,963 $ 253,239,148
Strategic Income Opportunities ............................................................................ 110,195,275,430 110,229,663,240

Notes to Consolidated Financial Statements
(unaudited) (continued)

Notes to Consolidated Financial Statements
As of December 31, 2025, the Funds had non-expiring capital loss carryforwards as follows:
(a)
Amounts available to offset future realized capital gains.
As of June 30, 2026, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. BANK BORROWINGS
The Trust, on behalf of each Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the
Fed Funds rate (but in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple SOFR (but in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2027 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended June 30, 2026, the Funds did not borrow under the credit agreement.
10.  PRINCIPAL RISKS
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which each Fund is subject.
Strategic Income Opportunities may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Market Risk : Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.
Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities.
Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A
Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar
days
or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests. A Fund’s ability to value its investments may also be impacted by technological issues and/
or errors by pricing services or other third-party service providers.
The price a Fund could receive upon the sale of any particular portfolio investment may differ from a Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs
Fund Name
Non-expiring Capital
Loss Carryforwards
(a)
Inflation Protected Bond ................................................................................................ $ (264,447,420)
Strategic Income Opportunities ........................................................................................... (1,957,668,521)
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Inflation Protected Bond ............................................. $ 1,982,430,946 $ – $ (149,414,352) $ (149,414,352)
Strategic Income Opportunities ........................................ 62,049,983,008 2,618,682,759 (2,333,356,965) 285,325,794

Notes to Consolidated Financial Statements
(unaudited) (continued)
2026
BlackRock Semi-Annual Financial Statements and Additional Information

and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore a Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by a Fund, and a Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Consolidated Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
For OTC options purchased, each Fund bears the risk of loss in the amount of the premiums paid plus the positive change in market values net of any collateral held by the Funds should the counterparty fail to perform under the contracts. Options written by the Funds do not typically give rise to counterparty credit risk, as options written generally obligate the Funds, and not the counterparty, to perform. The Funds may be exposed to counterparty credit risk with respect to options written to the extent each
Fund deposits collateral with its counterparty to a written option.
With exchange-traded options purchased and exchange-traded futures and centrally cleared swaps, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract;
therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its  Consolidated Schedule of
Investments.
Certain Funds invest a significant portion of their assets in high yield securities. High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”) or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.
The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Funds may be subject to a greater risk of rising interest rates during a period of historically low interest rates. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Funds' performance.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
Certain Funds invest a significant portion of their assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several
European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Funds’
investments.
Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. The United Kingdom has withdrawn from the European
Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. These events and actions have adversely affected, and may in the future adversely affect, the value and exchange rate of the Euro and may continue to significantly affect the economies of every country in Europe, including countries that do not use the Euro and non-European Union member states. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching. In addition, Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions in the region are impossible to predict, but have been, and may continue to be,

Notes to Consolidated Financial Statements
(unaudited) (continued)

Notes to Consolidated Financial Statements
significant and have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors.
Certain Funds invest a significant portion of their assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-
backed securities. When a fund concentrates its investments in this manner, it assumes a greater risk of prepayment or payment extension by securities issuers. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions. Investment percentages in these securities are presented in the Consolidated Schedules of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
11. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
d
Six Months Ended
06/30/26
Year Ended
12/31/25
Fund Name/Share Class
Shares Amount Shares Amount
Inflation Protected Bond
Institutional
Shares sold ..........................................
14,003,811 $ 137,434,500 27,535,258 $ 270,562,898
Shares issued in reinvestment of distributions .....................
2,586,083 25,257,681 4,471,615 44,155,945
Shares redeemed ......................................
(23,396,107) (229,519,054) (37,790,603) (371,394,101)
(6,806,213) $ (66,826,873) (5,783,730) $ (56,675,258)
Investor A
Shares sold and automatic conversion of shares ....................
3,927,754 $ 37,554,099 4,571,613 $ 43,645,177
Shares issued in reinvestment of distributions .....................
706,993 6,704,010 1,079,257 10,352,510
Shares redeemed ......................................
(3,322,042) (31,720,914) (8,780,733) (83,733,225)
1,312,705 $ 12,537,195 (3,129,863) $ (29,735,538)
Investor C
Shares sold ..........................................
39,495 $ 359,267 55,738 $ 504,891
Shares issued in reinvestment of distributions .....................
30,987 279,070 51,728 472,066
Shares redeemed and automatic conversion of shares ...............
(222,369) (2,021,428) (500,154) (4,540,308)
(151,887) $ (1,383,091) (392,688) $ (3,563,351)
Class K
Shares sold ..........................................
10,838,190 $ 105,137,438 20,219,070 $ 195,927,853
Shares issued in reinvestment of distributions .....................
1,658,059 15,955,054 2,432,826 23,664,648
Shares redeemed ......................................
(9,497,675) (92,096,726) (19,816,133) (191,788,482)
2,998,574 $ 28,995,766 2,835,763 $ 27,804,019
(2,646,821) $ (26,677,003) (6,470,518) $ (62,170,128)
Strategic Income Opportunities
Institutional
Shares sold ..........................................
513,112,363 $ 5,002,979,167 859,491,223 $ 8,292,790,877
Shares issued in reinvestment of distributions .....................
68,924,223 671,980,459 135,174,544 1,308,618,113
Shares redeemed ......................................
(348,521,995) (3,393,390,377) (697,183,941) (6,715,107,149)
233,514,591 $ 2,281,569,249 297,481,826 $ 2,886,301,841
Investor A
Shares sold and automatic conversion of shares ....................
7,838,330 $ 76,394,455 20,062,219 $ 193,580,983
Shares issued in reinvestment of distributions .....................
1,839,665 17,931,457 3,996,618 38,668,678
Shares redeemed ......................................
(11,675,741) (113,838,675) (24,705,299) (238,089,147)
(1,997,746) $ (19,512,763) (646,462) $ (5,839,486)
Investor C
Shares sold ..........................................
511,831 $ 4,993,797 1,427,760 $ 13,793,282
Shares issued in reinvestment of distributions .....................
133,492 1,300,819 323,020 3,123,511
Shares redeemed and automatic conversion of shares ...............
(1,326,270) (12,905,505) (3,094,379) (29,795,946)
(680,947) $ (6,610,889) (1,343,599) $ (12,879,153)
Class K
Shares sold ..........................................
229,109,279 $ 2,230,195,449 252,480,241 $ 2,433,476,686
Shares issued in reinvestment of distributions .....................
36,718,062 358,346,694 73,842,184 715,258,760
Shares redeemed ......................................
(151,817,439) (1,480,360,407) (215,665,312) (2,085,066,857)
114,009,902 $ 1,108,181,736 110,657,113 $ 1,063,668,589
344,845,800 $ 3,363,627,333 406,148,878 $ 3,931,251,791

Notes to Consolidated Financial Statements
(unaudited) (continued)
2026
BlackRock Semi-Annual Financial Statements and Additional Information

12. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the consolidated financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the consolidated financial statements.

Additional Information

Additional Information
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Compensation to the independent directors/trustees of the Trust is paid by the Trust, on behalf of the Funds.
General Information
Quarterly performance, shareholder reports, semi-annual and annual financial statements, current net asset value and other information regarding the Funds may be found on BlackRock’s website, which can be accessed at blackrock.com . Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.
Electronic Delivery
Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program.
To enroll in electronic delivery:
Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:
Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.
Shareholders Who Hold Accounts Directly with BlackRock:
1. Access the BlackRock website at blackrock.com
2. Select "Access Your Account"
3. Next, select "eDelivery" in the "Related Resources" box and follow the sign-up instructions.
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit
blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800)  441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

Additional Information
(continued)
2026
BlackRock Semi-Annual Financial Statements and Additional Information

Fund and Service Providers
Investment Adviser and Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809
Sub-Advisers
BlackRock International Limited
Edinburgh, EH3 5PP
United Kingdom
BlackRock (Singapore) Limited
079912 Singapore
Accounting Agent
JPMorgan Chase Bank, N.A.
New York, NY 10179
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Westborough, MA 01581
Custodians
JPMorgan Chase Bank, N.A.
New York, NY 10179
Citibank NA
(a)
New York, NY 10013
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02110
Distributor
BlackRock Investments, LLC
New York, NY 10001
Legal Counsel
Willkie Farr & Gallagher LLP
New York, NY 10019
Address of the Trust
100 Bellevue Parkway
Wilmington, DE 19809
(a)
For SIO Neptunite 2023-2 LLC.

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
The Board of Trustees (the “Board,” the members of which are referred to as “Board Members”) of BlackRock Funds V (the “Trust”) met on May 7, 2026 (the “May
Meeting”) and June 4-5, 2026 (the “June Meeting”) to consider the approval to continue the investment advisory agreement (the “Advisory Agreement”) between the Trust, on behalf of BlackRock Inflation Protected Bond Portfolio (the “Inflation Protected Bond Portfolio”) and BlackRock Strategic Income Opportunities Portfolio (the “Strategic
Income Opportunities Portfolio”) (together, the “Funds” and each, a “Fund”), and BlackRock Advisors, LLC (the “Manager”), each Fund’s investment advisor. The Board also considered the approval to continue the sub-advisory agreements (the “Sub-Advisory Agreements”) between (1) the Manager and BlackRock International Limited (“BIL”),
with respect to each Fund and (2) BlackRock (Singapore) Limited (“BSL” and together with BIL, the “Sub-Advisors”), with respect to each Fund. The Manager and the Sub-
Advisors are referred to herein as “BlackRock.” The Advisory Agreement and the Sub-Advisory Agreements are referred to herein as the “Agreements.”
The Approval Process
Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), the Board considers the approval of the continuation of the Agreements for each Fund on an annual basis. The Board Members who are not “interested persons” of the Trust, as defined in the 1940 Act, are considered independent Board Members
(the “Independent Board Members”). The Board’s consideration entailed a year-long deliberative process during which the Board and its committees assessed BlackRock’s various services to each Fund, including through the review of written materials and oral presentations, and the review of additional information provided in response to requests from the Independent Board Members. The Board had four quarterly meetings during the year, as well as numerous ad hoc meetings and executive sessions throughout the year, as needed. The committees of the Board similarly met throughout the year. The Board also held the May Meeting to consider specific information regarding the renewal of the Agreements. In considering the renewal of the Agreements, the Board assessed, among other things, the nature, extent and quality of the services provided to each Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight;
administrative and shareholder services; oversight of each Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services.
Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of BlackRock’s management.
During the year, the Board, acting directly and through its committees, considered information that was relevant to its annual consideration of the renewal of the
Agreements, including the services and support provided by BlackRock to each Fund and its shareholders. BlackRock also provided additional information to the Board in response to specific questions and requests from the Board. Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-
year, and/or since inception periods, as applicable, against peer funds, relevant benchmarks, and other performance metrics, as applicable, as well as BlackRock senior management’s and portfolio managers’ investment performance analyses, and the reasons for any material outperformance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by each Fund for applicable services; (c) Fund operating expenses and how BlackRock allocates expenses to each Fund; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of each Fund’s investment objective, policies and restrictions, and meeting regulatory requirements; (e) BlackRock’s and each Fund’s development and application of applicable compliance policies and procedures; (f) the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services, as applicable; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) execution quality of portfolio transactions; (j)
BlackRock’s implementation of each Fund’s valuation and liquidity procedures; (k) an analysis of management fees paid to BlackRock for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to each Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’
investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.
Prior to and in preparation for the May Meeting, the Board prepared and submitted questions, requested specific materials, and received and reviewed materials specifically relating to the renewal of the Agreements. The Independent Board Members engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to the Board to better assist its deliberations. The materials provided in connection with the May Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), based on either a Lipper classification or
Morningstar category, regarding each Fund’s fees and expenses as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of each Fund as compared with a peer group of funds (“Performance Peers”); (b) information on the composition of the Expense Peers and Performance Peers and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreements and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds, and separately managed accounts, under similar investment mandates, as well as the performance of such other products, as applicable; (e) a review of non-management fees, as applicable; (f) the existence, impact and sharing of potential economies of scale, if any, with each Fund; (g) a summary of aggregate amounts paid by each Fund to BlackRock; (h) sales and redemption data regarding each Fund’s shares; and (i) various additional information requested by the Board as appropriate regarding BlackRock’s and each Fund’s operations.
At the May Meeting, the Board reviewed materials relating to its consideration of the Agreements and the Independent Board Members presented BlackRock with questions and requests for additional information. BlackRock responded to these questions and requests with additional written information in advance of the June Meeting, and such responses were reviewed by the Board Members.
At the June Meeting, the Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of each Fund as compared to its Performance Peers and to other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with each Fund; (d) each Fund’s fees and expenses compared to its Expense Peers; (e)
the existence and sharing of potential economies of scale; (f) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with each Fund; and
(g) other factors deemed relevant by the Board Members.
The Board also considered other matters it deemed important to the approval process, such as other payments made or benefits that inure to BlackRock or its affiliates, including relating to, as applicable, securities lending and cash management activities of a Fund. The Board noted the willingness of BlackRock’s personnel to engage in open, candid discussions with the Board. The Board evaluated the information available to it on a fund-by-fund basis. The following paragraphs provide more

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
(continued)
2026
BlackRock Semi-Annual Financial Statements and Additional Information

information about some of the primary factors that were relevant to the Board’s decision. The Board Members did not identify any particular information, or any single factor as determinative, and each Board Member may have attributed different weights to the various items and factors considered.
A. Nature, Extent and Quality of the Services Provided by BlackRock
The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services, and the resulting performance of each Fund. Throughout the year, the Board compared Fund performance to the performance of a comparable group of funds, relevant benchmarks, and performance metrics, as applicable. Throughout the year, the Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by each Fund’s portfolio management team discussing each
Fund’s performance, investment strategies and outlook.
The Board considered, among other factors, with respect to BlackRock: the experience of each Fund’s portfolio management team (including the tenure of or changes in the portfolio management team); research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of certain trading, portfolio management, operations and/or information systems owned by BlackRock; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered
BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks, the role of BlackRock’s Risk
& Quantitative Analysis Group, and BlackRock’s policies and procedures for third-party vendor oversight. The Board engaged in a review of BlackRock’s compensation structure with respect to each Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.
In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services provided to each Fund. BlackRock and its affiliates provide each Fund with certain administrative, shareholder and other services (in addition to any such services provided to a
Fund by third parties) and officers and other personnel as are necessary for the operations of each Fund. In particular, BlackRock and its affiliates provide each Fund with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information, and periodic shareholder reports; (ii) oversight of daily accounting and net asset value; and services related to the valuation and pricing of the Fund’s portfolio holdings; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third-party service providers including, among others, each Fund’s custodian, fund accountant, transfer agent, and auditor; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of each Fund, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing each Fund’s distribution partners, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations. The Board also considered the operation of BlackRock’s business continuity plans.
The Board noted that the engagement of the Sub-Advisors with respect to each Fund facilitates the provision of investment advice and trading by investment personnel located outside of the United States. The Board considered that this arrangement provides additional flexibility to the portfolio management team, which may benefit each
Fund and its shareholders.
B. The Investment Performance of each Fund
The Board, including the Independent Board Members, reviewed and considered the performance history of each Fund throughout the year and at the May
Meeting. The Board was provided with Fund performance reporting and analysis, relative to applicable performance metrics, by BlackRock throughout the year and at the
May Meeting. In preparation for the May Meeting, the Board was also provided with reports independently prepared by Broadridge, which included an analysis of each
Fund’s performance as of December 31, 2025, as compared to its Performance Peers. Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, the Board received and reviewed information regarding the investment performance of each Fund as compared to its Performance Peers. The Board and its Performance Oversight Committee regularly review and meet with Fund management to discuss the performance of each Fund throughout the year.
The Board noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and its Performance Peers (for example, the investment objectives and strategies). Further, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance, and that a single investment theme could have the ability to disproportionately affect long-term performance.
The Board noted that for each of the one-, three- and five-year periods reported, the Inflation Protected Bond Portfolio ranked in the second quartile against its
Performance Peers.
The Board noted that for the one-, three- and five-year periods reported, the Strategic Income Opportunities Portfolio ranked in the first, second and second quartiles, respectively, against its Performance Peers.
C. Consideration of the Advisory/Management Fees and the Estimated Costs of the Services and Estimated Profits Realized
by BlackRock and its Affiliates from their Relationship with each Fund
The Board, including the Independent Board Members, reviewed each Fund’s contractual management fee rate compared with those of its Expense Peers. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers.
The Board also compared each Fund’s total expense ratio, as well as its actual management fee rate, to those of its Expense Peers. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non-12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers, and the actual management fee rate gives effect to any management fee reimbursements or waivers. The Board considered that the fee and expense information in the

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
(continued)

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
Broadridge report for each Fund reflected information for a specific period and that historical asset levels and expenses may differ from current levels, particularly in a period of market volatility. The Board also noted that while it found the expense comparison provided by Broadridge generally useful, it recognized that the comparison is subject to
Broadridge’s defined peer selection criteria and methodology. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).
The Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to each Fund. The Board reviewed BlackRock’s estimated profitability with respect to each Fund and other funds the Board currently oversees for the year ended December 31, 2025 compared to available aggregate estimated profitability data provided for the prior two years. The
Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed
BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. The Board thus recognized the limitations of calculating and comparing profitability at the individual fund level.
The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of BlackRock’s technology business, BlackRock’s expense management, and the relative product mix. The Board noted that, in general, individual fund or product line profitability information for other advisors is not publicly available.
The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time and resources, assumption of risk, and liability profile in servicing each Fund, including in contrast to what is required of
BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.
The Board noted that the Inflation Protected Bond Portfolio’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio each ranked in the second quartile relative to the Inflation Protected Bond Portfolio’s Expense Peers. The Board also noted that the Inflation Protected
Bond Portfolio has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Inflation Protected Bond Portfolio increases above certain contractually specified levels. The Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the size of the Inflation
Protected Bond Portfolio decreases below certain contractually specified levels. The Board further noted that BlackRock and the Board have contractually agreed to a cap on the Inflation Protected Bond Portfolio’s total expenses as a percentage of the Inflation Protected Bond Portfolio’s average daily net assets on a class-by-class basis.
The Board noted that the Strategic Income Opportunities Portfolio’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile relative to the Strategic Income Opportunities Portfolio’s Expense Peers. The Board also noted that the
Strategic Income Opportunities Portfolio has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Strategic Income
Opportunities Portfolio increases above certain contractually specified levels. The Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the size of the Strategic Income Opportunities Portfolio decreases below certain contractually specified levels. The Board further noted that BlackRock and the
Board have contractually agreed to a cap on the Strategic Income Opportunities Portfolio’s total expenses as a percentage of the Strategic Income Opportunities Portfolio’s average daily net assets on a class-by-class basis, as applicable.
D. Economies of Scale
The Board, including the Independent Board Members, considered the extent to which any economies of scale might benefit each Fund in a variety of ways as the assets of each Fund increase. The Board considered multiple factors, including the advisory fee rate and breakpoints, unitary fee structure, fee waivers, and/or expense caps, as applicable. The Board considered each Fund’s asset levels and whether the current fee schedule was appropriate.
E. Other Factors Deemed Relevant by the Board Members
The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from
BlackRock’s respective relationships with each Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to each Fund, including for administrative, distribution, securities lending, and cash management services. The Board also noted the revenue received by BlackRock and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BlackRock and/or its affiliates. With respect to securities lending, during the year the Board also considered information provided by independent third-party consultants related to the performance of each BlackRock affiliate as securities lending agent. The Board considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board noted that, subject to applicable law, BlackRock may use and benefit from third-party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts. Throughout the year, the Board also received information and reporting, as applicable, regarding BlackRock’s soft dollar, brokerage, and trade execution practices.
Conclusion
At the June Meeting, in a continuation of the discussions that occurred during the May Meeting, and as a culmination of the Board’s year-long deliberative process, the Board, including the Independent Board Members, unanimously approved the continuation of the Advisory Agreement between the Manager and the Trust, on behalf of each Fund, for a one-year term ending June 30, 2027, and the Sub-Advisory Agreements between the Manager and each of the Sub-Advisors, with respect to each Fund, for a one-year term ending June 30, 2027. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the
Independent Board Members, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of each Fund and its shareholders. In arriving

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
(continued)
2026
BlackRock Semi-Annual Financial Statements and Additional Information

at its decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were advised by independent legal counsel throughout the deliberative process.

Glossary of Terms Used in these Consolidated Financial Statements

Glossary of Terms Used in these Consolidated Financial Statements
Currency Abbreviation
ARS Argentine Peso
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CLP Chilean Peso
CNH Chinese Yuan Offshore
CNY Chinese Yuan
COP Colombian Peso
CZK Czech Koruna
DKK Danish Krone
DOP Dominican Peso
EGP Egyptian Pound
EUR Euro
GBP British Pound
HKD Hong Kong Dollar
HUF Hungarian Forint
IDR Indonesian Rupiah
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
KZT Kazakhstani Tenge
MXN Mexican Peso
MYR Malaysian Ringgit
NGN Nigerian Naira
NOK Norwegian Krone
NZD New Zealand Dollar
PEN Peruvian Sol
PHP Philippine Peso
PLN Polish Zloty
PYG Paraguayan Guarani
RON Romanian Leu
SEK Swedish Krona
SGD Singapore Dollar
THB Thai Baht
TRY Turkish Lira
TWD Taiwan New Dollar
USD United States Dollar
UYU Uruguayan Peso
ZAR South African Rand
Portfolio Abbreviation
ABS Asset-Backed Security
ADR American Depositary Receipts
AMT Alternative Minimum Tax
AONIA AUD - 1D Overnight Reserve Bank of Australia Rate
BUBOR Budapest Interbank Offered Rate
BZDIOVER Overnight Brazil CETIP — Interbank Rate
CABROVER Bank of Canada Overnight Rate Target
CD_KSDA Certificates of Deposit by the Korean Securities Dealers Association
CDO Collateralized Debt Obligation
CIBOR DKK - 1W Copenhagen Interbank Swap Rate
CLICP Chile Indice de Camara Promedio Interbank Overnight Index
CLO Collateralized Loan Obligation
CMT Constant Maturity Treasury
CNREPOFIX_CFXS China Fixing Repo Rates
CORRA CAD - 1D Overnight Bank of Canada Repo Rate
CSMC Credit Suisse Mortgage Capital
CWABS Countrywide Asset-Backed Certificates
DAC Designated Activity Company
ESTR Euro Short-Term Rate
ETF Exchange-Traded Fund
EURIBOR Euro Interbank Offered Rate
GDR Global Depositary Receipts
GO General Obligation Bonds
GUKG1 UK Government Bond 1 Year Note Generic Bid Yield
HIBOR Hong Kong Interbank Offered Rate
HONIA HKD - Overnight Index Average
IBR Colombian Reference Banking Indicator
JIBAR Johannesburg Interbank Average Rate
JSC Joint Stock Company
KLIBOR Kuala Lumpur Interbank Offered Rate
MIBOR Mumbai Interbank Offered Rate
MSCI Morgan Stanley Capital International
Nasdaq National Association of Securities Dealers Automated Quotations
NOWA NOK - Norwegian Overnight Weighted Average
NVDR Non-Voting Depository Receipts
OBFR01 USD - 1D Overnight Bank Funding Rate
OTC Over-the-counter
P TONA JPY - Provisional 1D Overnight Tokyo Average Rate
PCL Public Company Limited
PIK Payment-In-Kind
PJSC Public Joint Stock Company
PRIBOR Prague Interbank Offered Rate
RB Revenue Bonds
REIT Real Estate Investment Trust
REMIC Real Estate Mortgage Investment Conduit
RAONON ZAR - 1D Rand Overnight Interest Rate Fixing
SSARON CHF - Swiss Average Rate O/N
SCA Svenska Cellulosa Aktiebolaget
SONIA Sterling Overnight Interbank Average Rate
SOFR Secured Overnight Financing Rate
SORA Singapore Overnight Rate Average
SPDR Standard & Poor’s Depositary Receipts
STIBOR SEK - 1D Overnight Stockholm Interbank Offer Rate
TBA To-be-announced
TIPS Treasury Inflation Protected Securities
TIIEFONDEO MXN - Overnight TIIE Funding Rate
TIIEOIS Mexico Interbank TIIE 1-day
TN STIBOR SEK - TN Stockholm Interbank Offer Rate
TONAR Tokyo Overnight Average Rate
THOR Thailand Overnight Repo Rate ON
TWCPBA Taiwan Secondary Markets Bills Rate
VRDN Variable Rate Demand Notes
WIBOR Warsaw Interbank Offered Rate

Want to know more?
blackrock.com | 800-441-7762
This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Item 8 – Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7
Item 9 – Proxy Disclosures for Open-End Management Investment Companies – See Item 7
Item 10 – Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7
Item 11 – Statement Regarding Basis for Approval of Investment Advisory Contract – See Item 7

Item 12 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable
Item 13 – Portfolio Managers of Closed-End Management Investment Companies - Not Applicable
Item 14 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable
Item 15 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.
Item 16 – Controls and Procedures
(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”).
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 17 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies –Not Applicable
Item 18 – Recovery of Erroneously Awarded Compensation – Not Applicable
Item 19 – Exhibits attached hereto
              (a)(1) Code of Ethics – Not Applicable to this semi-annual report.
              (a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable
              (a)(3) Section 302 Certifications are attached
(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable
(a)(5) Change in registrant’s independent public accountant – Not Applicable
(b) Section 906 Certifications are attached
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds V

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
          BlackRock Funds V

Date: August 21, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
          BlackRock Funds V

Date: August 21, 2026

By:     /s/ Trent Walker
Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock Funds V

Date: August 21, 2026